UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05151

J.P. Morgan Mutual Fund Group

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2011 through August 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

J.P. Morgan Income Funds

August 31, 2011 (Unaudited)

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Short Term Bond Fund II

JPMorgan Treasury & Agency Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

SEPTEMBER 23, 2011 (Unaudited)

Dear Shareholder:

For many investors, the main concern appears to be whether the market volatility witnessed this summer will continue into the winter.

As we enter the last quarter of 2011, concerns about softening economic data and the deteriorating debt situation in Europe continue to persist. Although we are encouraged that corporate earnings and industrial production have continued to grow, the markets suggest that investors still lack confidence in both the U.S. and Europe’s ability to address their respective economic and debt issues.

“For many investors, the main concern appears to be whether the market volatility witnessed this summer will continue into the winter.”

Investors flee stocks as global growth concerns mount

Concerns about the U.S. debt ceiling crisis, the credit downgrade of U.S.-issued debt, softer economic data and contagion from the European debt crisis triggered heightened volatility and a significant market downturn. In early August, all three major U.S. stock indices experienced their worst one-day performance since December 1, 2008, while the S&P 500 Index posted its worst weekly decline since March 2009 and fell 5.4% in the month of August. As of the end of the six-month reporting period ended August 31, 2011, the S&P 500 Index was at a level of 1,219, a decrease of 7.2% from six months earlier.

U.S. Treasuries rally as growth concerns fuel equity sell-off

Despite historically low yields and a credit downgrade, investors continued to invest in U.S. Treasury securities, as concerns about global economic growth and the Euro zone’s debt problems fueled a heavy rotation out of stocks and into U.S. Treasury securities. At one point, 10-year U.S. Treasury yields dipped below 2.2%, its lowest level since 1950. The yield on the 10-year U.S. Treasury declined from 3.4% to 2.2% as of the end of the six-month reporting period ended August 31, 2011, while the yield on the 2-year Treasury dipped from 0.7% to 0.2%. Meanwhile, the yield on the 30-year U.S. Treasury bond also fell from 4.5% to 3.6% as of the end of the same period.

The European debt crisis — how deep?

The seemingly interminable European sovereign debt crisis continues to impact global markets. Both European governments and the European Central Bank (ECB) have made attempts to calm financial markets with low-interest loans to Greece and limited ECB purchases of sovereign debt. However, many investors remain skeptical about the rescue attempts and concerns about the crisis persist and will likely continue to contribute to market volatility.

As always, we encourage investors to be mindful of the impact of continued market uncertainty and unexpected risks on the economy by taking a balanced and diversified approach to investing.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Investment Management Americas

J.P. Morgan Asset Management

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	1

J.P. Morgan Income Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

Uncertainty surrounding global economic growth began to dampen investors’ appetite for risk in April 2011. This negative mood among investors worsened as the market seemed to lack confidence in the ability of European governments to combat the region’s debt crisis, stoking fear about economic contagion. Concerns about the credit downgrade of U.S.-issued debt exacerbated this negative sentiment among investors.

Despite the credit downgrade, investors still sought safety in U.S. Treasury securities, helping trigger a sharp decline in interest rates for 2-, 5-, 10-, 15- and 30-year U.S. Treasury securities. Prices for these securities were higher and yields declined.

Given investors’ declining appetite for risk, agency mortgage-backed securities outperformed non-agency mortgage-backed securities during the reporting period, credit spreads widened (generally, bond prices decrease when credit spreads widen), and fixed income securities with higher-rated credit quality outperformed. Accordingly, the high yield fixed income securities (also known as “junk bonds”) market underperformed and was among the weakest performing asset classes in the U.S. taxable fixed income segment of the market.

2	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

JPMorgan Core Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	5.07%
Barclays Capital U.S. Aggregate Index	5.49%

Net Assets as of 8/31/2011 (In Thousands)	$21,471,655
Duration as of 8/31/2011	4.4 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Bond Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the six months ended August 31, 2011, the Fund’s relative underperformance versus the Barclays Capital U.S. Aggregate Index (the “Benchmark”) was caused, in part, by its duration. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease, respectively, in price as interest rates go down or up, respectively, versus bonds with shorter duration. The Fund’s duration was slightly shorter than the Benchmark and detracted from its relative performance as interest rates declined during the reporting period. In addition, the Fund’s exposure to non-agency collateralized mortgage obligations (“CMOs”), which underperformed agency CMOs, hurt the Fund’s relative performance versus the Benchmark.

The Fund’s underweight of U.S. Treasury securities also detracted from relative performance. However, the Fund’s positioning on the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds, usually U.S. Treasuries, at a given point in time) contributed to relative performance. The Fund was overweight the intermediate part of the yield curve (5-10 years), which performed well during the reporting period. The Fund’s security selection among agency collateralized mortgage obligations also contributed to the Fund’s relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. As of the end of the reporting period, the Fund was underweight U.S. Treasuries and overweight mortgage-backed securities. The Fund was overweight the intermediate part of the yield curve (5-10 years) and underweight the front (1-5 years) and long (20-30 years) segments of the yield curve.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	35.3%
U.S. Treasury Obligations	26.0
Corporate Bonds	14.8
Mortgage Pass-Through Securities	13.1
Asset-Backed Securities	4.0
Commercial Mortgage-Backed Securities	2.5
U.S. Government Agency Securities	1.5
Others (each less than 1.0%)	0.6
Short-Term Investment	2.2

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of August 31, 2011. The Fund’s composition is subject to change.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	3

JPMorgan Core Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2011

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	5/1/92
Without Sales Charge		4.98%	5.06%	6.91%	5.77%
With Sales Charge**		1.01	1.16	6.10	5.37
CLASS B SHARES	8/26/96
Without CDSC		4.63	4.37	6.21	5.22
With CDSC***		(0.37)	(0.63)	5.89	5.22
CLASS C SHARES	3/22/99
Without CDSC		4.69	4.44	6.22	5.09
With CDSC****		3.69	3.44	6.22	5.09
CLASS R2 SHARES	11/3/08	4.85	4.91	6.65	5.53
CLASS R5 SHARES	5/15/06	5.14	5.37	7.23	6.04
CLASS R6 SHARES	2/22/05	5.07	5.43	7.28	6.10
SELECT CLASS SHARES	6/1/91	5.07	5.27	7.08	5.97

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/01 TO 8/31/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R2, Class R5 and Class R6 Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. Class R2, Class R5, Class R6 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Core Bond Fund, the Barclays Capital U.S. Aggregate Index and the Lipper Intermediate U.S. Government Funds Index from August 31, 2001 to August 31, 2011. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses charged by the Fund. The Barclays Capital U.S. Aggregate Index is a broad-based benchmark that measures the investment grade,

U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (MBS) (agency fixed-rate and hybrid adjustable rate mortgage (ARM) passthroughs), asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS). The Lipper Intermediate U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 Year average total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

JPMorgan Core Plus Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	2.96%
Barclays Capital U.S. Aggregate Index	5.49%

Net Assets as of 8/31/2011 (In Thousands)	$2,072,133
Duration as of 8/31/2011	5.1 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Plus Bond Fund (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the six months ended August 31, 2011, the Fund invested a percentage of its assets in high yield bonds (also known as “junk bonds”) and distressed debt securities, finishing the reporting period with approximately 22% of its assets allocated to these securities. High yield bonds and distressed debt securities were hurt by concerns about slowing economic growth and detracted from the Fund’s relative performance versus the Barclays Capital U.S. Aggregate Index (the “Benchmark”).

The Fund’s relative underperformance versus the Benchmark was also hurt by its duration. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease, respectively, in price as interest rates go down or up, respectively, versus bonds with shorter duration. The Fund’s duration was slightly shorter than the Benchmark and detracted from its relative performance as interest rates declined during the reporting period.

The Fund’s underweight of U.S. Treasury securities also detracted from relative performance. However, the Fund’s positioning on the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds, usually U.S. Treasuries, at a given point in time) contributed to relative performance. The Fund was overweight the intermediate part of the yield curve (5-10 years), which performed well during the reporting period. The Fund’s security selection among agency collateralized mortgage obligations also contributed to the Fund’s relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. As of the end of the reporting period, the Fund was underweight U.S. Treasuries. The Fund was overweight the intermediate part of the yield curve (5-10 years) and underweight the front (1-5 years) and long (20-30 years) segments of the yield curve. The Fund also invested in emerging markets debt, high yield bonds and distressed debt fixed income securities during the reporting period.

PORTFOLIO COMPOSITION***
Corporate Bonds	38.0%
Collateralized Mortgage Obligations	22.3
U.S. Treasury Obligations	18.6
Mortgage Pass-Through Securities	5.2
Commercial Mortgage-Backed Securities	4.2
Loan Participations & Assignments	2.6
Asset-Backed Securities	2.5
Foreign Government Securities	1.9
U.S. Government Agency Securities	1.1
Others (each less than 1.0%)	1.8
Short-Term Investment	1.8

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of August 31, 2011. The Fund’s composition is subject to change.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	5

JPMorgan Core Plus Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2011

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	3/5/93
Without Sales Charge		2.92%	5.63%	6.64%	5.55%
With Sales Charge**		(0.95)	1.64	5.83	5.15
CLASS B SHARES	5/31/95
Without CDSC		2.43	4.88	6.01	5.07
With CDSC***		(2.57)	(0.12)	5.69	5.07
CLASS C SHARES	5/30/00
Without CDSC		2.44	4.89	6.00	4.93
With CDSC****		1.44	3.89	6.00	4.93
CLASS R2 SHARES	11/3/08	2.61	5.22	6.29	5.22
CLASS R6 SHARES	2/22/05	3.09	5.97	7.09	5.95
INSTITUTIONAL CLASS SHARES	6/19/09	2.93	5.75	6.90	5.82
SELECT CLASS SHARES	3/5/93	2.96	5.72	6.84	5.79

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/01 TO 8/31/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective September 15, 2007, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed using the current strategies.

Returns shown for Class R2, Class R6 and Institutional Class Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. Class R2, Class R6, Institutional Class, and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Core Plus Bond Fund, the Barclays Capital U.S. Aggregate Index and the Lipper Intermediate Investment Grade Debt Funds Index from August 31, 2001 to August 31, 2011. The performance of the

Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate Investment Grade Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses charged by the Fund. The Barclays Capital U.S. Aggregate Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (MBS) (agency fixed-rate and hybrid adjustable rate mortgage (ARM) passthroughs), asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS). The Lipper Intermediate Investment Grade Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

6	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 Year average total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	7

JPMorgan Government Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	8.35%
Barclays Capital U.S. Government Bond Index	6.53%

Net Assets as of 8/31/2011 (In Thousands)	$1,386,053
Duration as of 8/31/2011	5.5 years

INVESTMENT OBJECTIVE**

The JPMorgan Government Bond Fund (the “Fund”) seeks a high level of current income with liquidity and safety of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s assets were invested in securities issued or guaranteed by the U.S. government and its agencies, including agency collateralized mortgage obligations and U.S. Treasury securities. U.S. Treasury securities rallied during the reporting period as their yields fell significantly (generally, bond prices increase when their yields decline). While the Fund was underweight U.S. Treasuries relative to the Barclays Capital U.S. Government Bond Index, the longer duration of its zero coupon agency and U.S. Treasury securities caused it to outperform. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease, respectively, in price as interest rates go down or up, respectively, versus bonds with shorter duration.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers aimed to keep the duration of the Fund around five years and focused on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	42.2%
U.S. Treasury Obligations	22.0
U.S. Government Agency Securities	20.5
Mortgage Pass-Through Securities	7.3
Foreign Government Security	0.5
Short-Term Investment	7.5

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of August 31, 2011. The Fund’s composition is subject to change.

8	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2011

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	3/5/93
Without Sales Charge		8.11%	5.59%	6.97%	5.80%
With Sales Charge**		4.06	1.62	6.15	5.39
CLASS B SHARES	1/14/94
Without CDSC		7.81	4.91	6.21	5.20
With CDSC***		2.81	(0.09)	5.89	5.20
CLASS C SHARES	3/22/99
Without CDSC		7.72	4.82	6.20	5.06
With CDSC****		6.72	3.82	6.20	5.06
CLASS R2 SHARES	11/3/08	8.07	5.33	6.71	5.56
SELECT CLASS SHARES	2/8/93	8.35	5.86	7.27	6.06

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/01 TO 8/31/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R2 Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. Class R2 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Government Bond Fund, the Barclays Capital U.S. Government Bond Index and the Lipper General U.S. Government Funds Index from August 31, 2001 to August 31, 2011. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital U.S. Government Bond Index does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper General U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses charged by the Fund. The Barclays Capital U.S. Government Bond Index is an unmanaged index composed of securities issued by the U.S. Government. The Lipper General U.S. Government Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 Year average total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	9

JPMorgan High Yield Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	-3.57%
Barclays Capital U.S. Corporate High Yield — 2% Issuer Capped Index	-1.57%

Net Assets as of 8/31/2011 (In Thousands)	$9,654,813
Duration as of 8/31/2011	4.3 years

INVESTMENT OBJECTIVE**

The JPMorgan High Yield Fund (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of debt securities that are rated below investment grade or unrated. Capital appreciation is a secondary objective.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

Concerns about slowing economic growth and investors’ declining appetite for risk negatively impacted the high yield securities (also known as “junk bonds”) and loan assignments (“Loans”) markets during the six months ended August 31, 2011. The Fund underperformed the Barclays Capital U.S. Corporate High Yield — 2% Issuer Capped Index (the “Benchmark”).

Relative to the Benchmark, the Fund was overweight the Not Rated (“NR”) segment of the market, some of which represents loans, bonds and equity of companies going through financial restructuring or having just emerged from restructuring. Given investors’ risk aversion during the reporting period, these investments underperformed and detracted from relative performance.

The Fund’s security selection in the consumer cyclical and utility sectors detracted from relative performance. The Fund’s security selection in the energy and banking sectors contributed to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund took specifically targeted credit risk when the Fund’s portfolio managers’ analysis indicated a favorable risk/reward opportunity.

As of the end of the reporting period, the Fund was underweight the Ba-rated securities, overweight B-, Baa-, and NR securities, and market weight in the Caa- and Ca-D-rated securities. The Fund continued to migrate up in quality versus the Benchmark, but finished the reporting period with a level of credit volatility that closely matched the Benchmark.

As of the end of the reporting period, the Fund’s allocation to Loans was approximately 15%. The Fund’s portfolio managers believed that the greatest risk in the high yield securities market was deteriorating credit fundamentals of issuers and believed that Loans may offer attractive downside protection from this risk due to their seniority over subordinated debt. In addition, the Fund’s portfolio managers believed that Loans may offer the potential for upside return in a rising interest rate environment.

PORTFOLIO COMPOSITION***
Corporate Bonds	80.2%
Loan Participations & Assignments	14.4
Others (each less than 1.0%)	1.7
Short-Term Investments	3.7

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of August 31, 2011. The Fund’s composition is subject to change.

10	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2011

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	11/13/98
Without Sales Charge		(3.70)%	6.84%	7.12%	7.73%
With Sales Charge**		(7.26)	2.89	6.30	7.32
CLASS B SHARES	11/13/98
Without CDSC		(3.99)	6.13	6.42	7.16
With CDSC***		(8.99)	1.13	6.11	7.16
CLASS C SHARES	3/22/99
Without CDSC		(4.01)	6.14	6.42	7.03
With CDSC****		(5.01)	5.14	6.42	7.03
CLASS R2 SHARES	11/3/08	(3.69)	6.60	6.83	7.43
CLASS R5 SHARES	5/15/06	(3.43)	7.20	7.44	8.03
CLASS R6 SHARES	2/22/05	(3.40)	7.32	7.50	8.06
SELECT CLASS SHARES	11/13/98	(3.57)	7.06	7.38	8.00

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/01 TO 8/31/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Effective September 14, 2009, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed using the current strategies.

Returns shown for Class R2, Class R5 and Class R6 Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. Class R2, Class R5, Class R6 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan High Yield Fund, the Barclays Capital U.S. Corporate High Yield — 2% Issuer Capped Index and the Lipper High Current Yield Funds Index from August 31, 2001 to August 31, 2011. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital U.S. Corporate High Yield — 2% Issuer Capped Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper High Current Yield Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses charged by the Fund. The Barclays Capital U.S. Corporate High Yield — 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The index limits the maximum exposure to any one issuer to 2%. The Lipper High Current Yield Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 Year average total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	11

JPMorgan Mortgage-Backed Securities Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	3.88%
Barclays Capital U.S. MBS Index	4.81%

Net Assets as of 8/31/2011 (In Thousands)	$2,750,367
Duration as of 8/31/2011	3.2 years

INVESTMENT OBJECTIVE**

The JPMorgan Mortgage-Backed Securities Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund invested in both agency collateralized mortgage obligations (“CMOs”) and non-agency CMOs, while the Barclays Capital U.S. MBS Index (the “Benchmark”) consisted almost entirely of agency securities. Non-agency CMOs underperformed agency CMOs and hurt the Fund’s relative performance versus the Benchmark. However, the Fund’s security selection among mortgage pass-through and agency CMOs was positive and contributed to relative performance.

In addition, the Fund’s duration was slightly shorter than the Benchmark and detracted from relative performance as interest rates declined during the reporting period. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease, respectively, in price as interest rates go down or up, respectively, versus bonds with shorter duration.

The Fund invested a small percentage of its assets in U.S. Treasury securities, mostly on the intermediate part of the yield curve (5-10 year portion). The yield curve shows the relationship between yields and maturity dates for a set of similar bonds, usually U.S. Treasuries, at a given point in time. These investments contributed to relative performance as yields for

U.S. Treasuries declined during the reporting period and their prices increased. Bond prices are inversely related to changes in yield (bond prices generally increase when yields decline and decline when yields increase).

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	61.7%
Mortgage Pass-Through Securities	26.3
Asset-Backed Securities	2.2
U.S. Treasury Obligations	2.0
Commercial Mortgage-Backed Securities	1.5
U.S. Government Agency Securities	0.4
Short-Term Investment	5.9

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of August 31, 2011. The Fund’s composition is subject to change.

12	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2011

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	8/18/00
Without Sales Charge		3.76%	6.06%	7.56%	6.24%
With Sales Charge**		(0.15)	2.07	6.74	5.83
CLASS R6 SHARES	2/22/05	3.86	6.43	7.97	6.57
SELECT CLASS SHARES	8/18/00	3.88	6.36	7.84	6.47

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.

TEN YEAR PERFORMANCE (8/31/01 TO 8/31/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R6 Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. Class R6 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Mortgage-Backed Securities Fund, the Barclays Capital U.S. MBS Index and the Lipper U.S. Mortgage Funds Index from August 31, 2001 to August 31, 2011. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital U.S. MBS Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the

Lipper U.S. Mortgage Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses charged by the Fund. The Barclays Capital U.S. MBS Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The index includes fixed-rate and hybrid adjustable rate mortgage (ARM) pass-through securities. The Lipper U.S. Mortgage Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	13

JPMorgan Short Duration Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	1.39%
Barclays Capital 1–3 Year U.S. Government/Credit Bond Index	1.35%

Net Assets as of 8/31/2011 (In Thousands)	$9,737,924
Duration as of 8/31/2011	1.8 years

INVESTMENT OBJECTIVE**

The JPMorgan Short Duration Bond Fund (the “Fund”) seeks current income consistent with preservation of capital through investments in high- and medium-grade fixed income securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s outperformance versus the Barclays Capital 1–3 Year U.S. Government/Credit Bond Index (the “Benchmark”) was driven by its security selection among mortgage-backed securities and corporate holdings.

The Fund’s investments in agency collateralized mortgage obligations and mortgage pass-through securities were particularly strong contributors to relative performance, as these two assets classes performed well and were not represented in the Benchmark. The Fund’s security selection in the corporate sector relative to the Benchmark was also strong during the reporting period. The Fund’s positioning on the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds, usually U.S. Treasuries, at a given point in time) also contributed to relative performance. The Fund was overweight the 3-5-year segment of the yield curve, which performed well during the reporting period, and underweight the 2-year portion of the yield curve. Meanwhile, the Fund’s overweight to asset-backed securities detracted from relative performance during the reporting period.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct,

in their view, a portfolio of undervalued fixed income securities. The Fund invested in U.S. Treasury securities, agency securities, non-agency and agency mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and credit securities (corporate and non-corporate securities, such as foreign agency and sovereign debt).

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	28.7%
U.S. Government Agency Securities	23.3
Corporate Bonds	16.1
Collateralized Mortgage Obligations	10.6
Asset-Backed Securities	8.3
Mortgage Pass-Through Securities	8.3
Commercial Mortgage-Backed Securities	3.6
Others (each less than 1.0%)	1.1

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral for Securities on Loan) as of August 31, 2011. The Fund’s composition is subject to change.

14	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2011

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	2/18/92
Without Sales Charge		1.27%	1.64%	3.92%	3.46%
With Sales Charge**		(0.99)	(0.62)	3.45	3.22
CLASS B SHARES	1/14/94
Without CDSC		1.00	1.10	3.40	3.14
With CDSC***		(2.00)	(1.90)	3.40	3.14
CLASS C SHARES	11/1/01	0.99	1.10	3.39	2.93
CLASS R6 SHARES	2/22/05	1.44	2.06	4.43	3.89
SELECT CLASS SHARES	9/4/90	1.39	1.80	4.18	3.72

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes 3% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/01 TO 8/31/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class C and Class R6 Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. Class C, Class R6 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Short Duration Bond Fund, the Barclays Capital 1–3 Year U.S. Government/Credit Bond Index and the Lipper Short U.S. Government Funds Index from August 31, 2001 to August 31, 2011. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Short U.S.

Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses charged by the Fund. The Barclays Capital 1–3 Year U.S. Government/ Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. The Lipper Short U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 6 years, the 10 Year average total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	15

JPMorgan Short Term Bond Fund II

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	1.26%
Barclays Capital 1–3 Year U.S. Government Bond Index	1.39%

Net Assets as of 8/31/2011 (In Thousands)	$74,396
Duration as of 8/31/2011	1.8 years

INVESTMENT OBJECTIVE**

The JPMorgan Short Term Bond Fund II (the “Fund”) seeks a high level of income, consistent with preservation of capital.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s underperformance versus the Barclays Capital 1–3 Year U.S. Government Bond Index (the “Benchmark”) was due, in part, to the Fund’s overweight of asset-backed and commercial mortgage backed securities, as well as the Fund’s underweight of U.S. Treasury securities, which performed strongly during the reporting period.

The Fund’s positioning on the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds, usually U.S. Treasuries, at a given point in time) contributed to relative performance. The Fund was overweight the 3-5-year segment of the yield curve, which performed well during the reporting period, and underweight the 2-year portion of the yield curve. The Fund’s exposure to mortgage-backed securities and credit securities (corporate and non-corporate securities, such as foreign agency and sovereign debt), which are not held in the Benchmark, and security selection among agency securities contributed to the Fund’s relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. The Fund invested in U.S. Treasury securities, agency securities, non-agency and agency mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and credit securities.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	29.6%
U.S. Government Agency Securities	28.6
Corporate Bonds	27.9
Asset-Backed Securities	7.2
Collateralized Mortgage Obligations	4.7
Mortgage Pass-Through Securities	1.1
Others (each less than 1.0%)	0.9

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of August 31, 2011. The Fund’s composition is subject to change.

16	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2011

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	5/6/96
Without Sales Charge		1.01%	1.18%	1.00%	1.79%
With Sales Charge**		(1.23)	(1.05)	0.54	1.56
CLASS M SHARES	7/1/99
Without Sales Charge		1.00	1.03	0.77	1.54
With Sales Charge***		(0.47)	(0.54)	0.47	1.39
SELECT CLASS SHARES	11/30/90	1.26	1.44	1.28	2.05

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Sales charge for Class M Shares is 1.50%.

TEN YEAR PERFORMANCE (8/31/01 TO 8/31/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in the Select Class Shares of the JPMorgan Short Term Bond Fund II, the Barclays Capital 1–3 Year U.S. Government Bond Index and the Lipper Short U.S. Government Funds Index from August 31, 2001 to August 31, 2011. The performance of the Fund assumes reinvestments of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital 1–3 Year U.S. Government Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Short U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital 1–3 Year U.S. Government Bond Index is an unmanaged index composed of securities in the U.S. Government Bond Index with maturities of one to three years. The Lipper Short U.S. Government Funds Index is an index based on total returns of certain groups of mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	17

JPMorgan Treasury & Agency Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	2.00%
Barclays Capital 1–5 Year U.S. Treasury Index	3.00%

Net Assets as of 8/31/2011 (In Thousands)	$401,706
Duration as of 8/31/2011	2.1 years

INVESTMENT OBJECTIVE**

The JPMorgan Treasury & Agency Fund (the “Fund”) seeks a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s underperformance versus the Barclays Capital 1-5 Year U.S. Treasury Index (“Benchmark”) was driven, in part, by its underweight of U.S. Treasury securities, which performed strongly during the reporting period. The Benchmark holds only U.S. Treasury securities.

In addition, the Fund’s shorter duration hurt its relative performance versus the Benchmark, as interest rates declined during the reporting period. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease, respectively, in price as interest rates go down or up, respectively, versus bonds with shorter duration.

The Fund allocated a portion of its assets to agency securities, which performed well and contributed to the Fund’s absolute return during the reporting period.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. The Fund invested in U.S. Treasury securities as well as U.S. agency securities, which are not held in the Benchmark.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	77.6%
U.S. Government Agency Securities	21.6
Short-Term Investment	0.8

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of August 31, 2011. The Fund’s composition is subject to change.

18	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2011

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	1/20/97
Without Sales Charge		1.88%	1.55%	3.92%	3.67%
With Sales Charge**		(0.46)	(0.73)	3.46	3.44
CLASS B SHARES	1/20/97
Without CDSC		1.64	0.98	3.41	3.37
With CDSC***		(1.36)	(2.02)	3.41	3.37
SELECT CLASS SHARES	1/20/97	2.00	1.79	4.20	3.93

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes 3% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/01 TO 8/31/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Treasury & Agency Fund, the Barclays Capital 1–5 Year U.S. Treasury Index, the Barclays Capital 1–3 Year U.S. Treasury Index and the Lipper Short U.S. Treasury Funds Average from August 31, 2001 to August 31, 2011. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital 1–5 Year U.S. Treasury Index and the Barclays Capital 1–3 Year U.S. Treasury Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Short U.S. Treasury Funds Average includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses charged by the Fund. The Barclays Capital 1–5 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury issued securities with maturities of one to five years. The Barclays Capital 1–3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities with maturities of one to three years. The Lipper Short U.S. Treasury Funds Average is an index based on total returns of certain groups of mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 6 years, the 10 Year average total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	19

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — 4.0%
	AH Mortgage Advance Trust,
15,100	Series 2010-ADV1, Class A1, 3.968%, 08/15/22 (e)	15,100
13,583	Series SART-1, Class A1, 2.630%, 05/10/42 (e)	13,600
49,850	Series SART-1, Class A2, 3.370%, 05/10/43 (e)	49,900
	Ally Auto Receivables Trust,
2,280	Series 2009-A, Class A3, 2.330%, 06/17/13 (e)	2,298
5,131	Series 2010-1, Class A3, 1.450%, 05/15/14	5,160
10,410	Series 2010-3, Class A3, 1.110%, 10/15/14	10,482
5,804	Series 2010-3, Class A4, 1.550%, 08/17/15	5,911
5,977	Series 2010-4, Class A3, 0.910%, 11/17/14	6,001
8,933	Series 2011-1, Class A2, 0.810%, 10/15/13	8,943
4,100	Series 2011-1, Class A3, 1.380%, 01/15/15	4,145
	AmeriCredit Automobile Receivables Trust,
2,457	Series 2008-AF, Class A4, 6.960%, 10/14/14	2,565
1,963	Series 2009-1, Class A3, 3.040%, 10/15/13	1,981
2,023	Series 2010-1, Class A3, 1.660%, 03/17/14	2,029
8,000	Series 2010-3, Class A3, 1.140%, 04/08/15	8,033
12,328	Series 2010-4, Class A2, 0.960%, 05/08/14	12,334
3,375	Series 2010-4, Class A3, 1.270%, 04/08/15	3,402
7,942	Series 2011-1, Class A2, 0.840%, 06/09/14	7,943
3,400	Series 2011-1, Class A3, 1.390%, 09/08/15	3,420
14,281	Series 2011-3, Class A2, 0.840%, 11/10/14	14,268
576	Ameriquest Mortgage Securities, Inc., Series 2003-13, Class AF6, SUB, 5.094%, 01/25/34	575
7,092	Arch Bay Asset-Backed Securities, Series 2010-2, Class A, VAR, 4.125%, 04/25/57 (e)	7,056
13,022	Asset-Backed Funding Certificates, Series 2005-AQ1, Class A4, SUB, 5.010%, 06/25/35	12,039
	Bank of America Auto Trust,
4,942	Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	4,968
3,235	Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	3,317
4,366	Series 2009-2A, Class A3, 2.130%, 09/15/13 (e)	4,387
3,163	Series 2009-3A, Class A3, 1.670%, 12/15/13 (e)	3,178
4,132	Series 2010-1A, Class A3, 1.390%, 03/15/14 (e)	4,150
4,255	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	4,363

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

310	Series 2010-2, Class A2, 0.910%, 10/15/12	310
5,110	Series 2010-2, Class A3, 1.310%, 07/15/14	5,135
7,795	Series 2010-2, Class A4, 1.940%, 06/15/17	7,981
1,492	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.588%, 04/25/36	1,063
	CarMax Auto Owner Trust,
4,629	Series 2010-1, Class A3, 1.560%, 07/15/14	4,650
11,080	Series 2011-1, Class A3, 1.290%, 09/15/15	11,200
11,120	Series 2011-1, Class A4, 2.160%, 09/15/16	11,487
	Chase Funding Mortgage Loan Asset-Backed Certificates,
3,497	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	3,360
4,250	Series 2003-6, Class 1A5, SUB, 5.350%, 11/25/34	3,658
12,852	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	12,118
	Chrysler Financial Auto Securitization Trust,
1,822	Series 2009-A, Class A3, 2.820%, 01/15/16	1,840
16,500	Series 2010-A, Class A3, 0.910%, 08/08/13	16,538
5,400	Series 2010-A, Class B, 1.650%, 11/08/13	5,423
	Citibank Credit Card Issuance Trust,
8,282	Series 2002-C2, Class C2, 6.950%, 02/18/14	8,523
950	Series 2007-A3, Class A3, 6.150%, 06/15/39	1,204
	CitiFinancial Auto Issuance Trust,
1,059	Series 2009-1, Class A2, 1.830%, 11/15/12 (e)	1,059
5,350	Series 2009-1, Class A3, 2.590%, 10/15/13 (e)	5,403
2,334	Citifinancial Mortgage Securities, Inc., Series 2003-3, Class AF4, SUB, 5.348%, 08/25/33	2,244
	Citigroup Mortgage Loan Trust, Inc.,
1,651	Series 2003-HE3, Class A, VAR, 0.598%, 12/25/33	1,429
17,846	Series 2011-5, Class 1A1, VAR, 0.384%, 02/25/46 (e) (f) (i)	16,329
	CNH Equipment Trust,
1,956	Series 2008-B, Class A4A, 5.600%, 11/17/14	1,981
13	Series 2009-A, Class A3, 5.280%, 11/15/12	13
837	Series 2009-C, Class A3, 1.850%, 12/16/13	838
5,753	Series 2010-A, Class A3, 1.540%, 07/15/14	5,775
16,000	Series 2010-C, Class A3, 1.170%, 05/15/15	16,055
5,888	Series 2011-A, Class A3, 1.200%, 05/16/16	5,924
4,801	Series 2011-A, Class A4, 2.040%, 10/17/16	4,891

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — Continued
	Countrywide Asset-Backed Certificates,
816	Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34	501
11	Series 2004-1, Class 3A, VAR, 0.778%, 04/25/34	8
1,290	Series 2004-1, Class M1, VAR, 0.968%, 03/25/34	961
949	Series 2004-1, Class M2, VAR, 1.043%, 03/25/34	836
1,065	Series 2004-6, Class M1, VAR, 0.818%, 10/25/34	597
548	Credit Suisse Mortgage Capital Certificates, Series 2006-CF1, Class A1, VAR, 0.528%, 11/25/35	506
993	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.236%, 01/25/36	583
2,400	Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	2,614
1,400	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF17, Class A4, VAR, 0.318%, 12/25/36	1,271
10,200	Ford Credit Auto Lease Trust, Series 2011-A, Class A2, 0.740%, 09/15/13	10,198
	Ford Credit Auto Owner Trust,
2,868	Series 2009-B, Class A3, 2.790%, 08/15/13	2,891
5,000	Series 2009-B, Class A4, 4.500%, 07/15/14	5,236
3,420	Series 2009-D, Class A3, 2.170%, 10/15/13	3,447
6,200	Series 2011-B, Class A2, 0.680%, 01/15/14	6,225
10,000	Freedom Trust, Series 2011-1, Class A13, VAR, 1.064%, 11/30/37 (e) (f) (i)	9,450
16,000	GE Capital Credit Card Master Note Trust, Series 2009-2, Class A, 3.690%, 07/15/15	16,416
1,053	GE Mortgage Services LLC, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	955
220	GSAA Trust, Series 2006-3, Class A1, VAR, 0.298%, 03/25/36	105
	Harley-Davidson Motorcycle Trust,
3,266	Series 2009-3, Class A3, 1.740%, 09/15/13	3,278
4,144	Series 2010-1, Class A2, 0.830%, 11/15/13	4,144
5,904	Series 2010-1, Class A3, 1.160%, 02/15/15	5,936
	Honda Auto Receivables Owner Trust,
1,737	Series 2009-2, Class A3, 2.790%, 01/15/13	1,746
3,500	Series 2009-2, Class A4, 4.430%, 07/15/15	3,610
1,397	Series 2009-3, Class A3, 2.310%, 05/15/13	1,407
4,200	Series 2009-3, Class A4, 3.300%, 09/15/15	4,315
5,200	Series 2011-1, Class A4, 1.800%, 04/17/17	5,330

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	HSBC Home Equity Loan Trust,
3,024	Series 2005-2, Class A1, VAR, 0.483%, 01/20/35	2,669
2,464	Series 2005-2, Class M2, VAR, 0.703%, 01/20/35	2,157
5,189	Series 2006-1, Class A1, VAR, 0.373%, 01/20/36	4,851
2,280	Series 2006-2, Class A1, VAR, 0.363%, 03/20/36	2,135
8,216	Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	8,262
986	Series 2007-1, Class AS, VAR, 0.413%, 03/20/36	830
12,319	Series 2007-3, Class APT, VAR, 1.413%, 11/20/36	10,989
	Hyundai Auto Receivables Trust,
1,644	Series 2009-A, Class A3, 2.030%, 08/15/13	1,654
4,590	Series 2010-B, Class A3, 0.970%, 04/15/15	4,612
6,300	Series 2010-B, Class A4, 1.630%, 03/15/17	6,408
5,675	Series 2011-A, Class A3, 1.160%, 04/15/15	5,724
4,680	Series 2011-A, Class A4, 1.780%, 12/15/15	4,801
3,880	Series 2011-B, Class A3, 1.040%, 09/15/15	3,907
5,798	Series 2011-B, Class A4, 1.650%, 02/15/17	5,855
1,489	Indymac Residential Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.418%, 03/25/36	861
	John Deere Owner Trust,
595	Series 2009-A, Class A3, 2.590%, 10/15/13	597
2,563	Series 2009-B, Class A3, 1.570%, 10/15/13	2,572
5,015	Series 2011-A, Class A3, 1.290%, 01/15/16	5,067
3,915	Series 2011-A, Class A4, 1.960%, 04/16/18	4,028
11,447	LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A, 2.550%, 09/15/16 (e) (f) (i)	11,436
15,618	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.568%, 07/25/34 (e)	14,911
	Long Beach Mortgage Loan Trust,
5,600	Series 2004-1, Class M1, VAR, 0.968%, 02/25/34	4,258
1,500	Series 2004-3, Class M1, VAR, 0.788%, 07/25/34	1,088
1,355	Series 2006-8, Class 2A2, VAR, 0.308%, 09/25/36	442
1,807	Series 2006-WL2, Class 2A3, VAR, 0.418%, 01/25/36	1,379
4,776	MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 07/15/14	4,901

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	21

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — Continued
	Mercedes-Benz Auto Receivables Trust,
2,165	Series 2009-1, Class A3, 1.670%, 01/15/14	2,180
6,000	Series 2010-1, Class A3, 1.420%, 08/15/14	6,038
3,273	Series 2011-1, Class A3, 0.850%, 03/16/15	3,284
6,912	Mid-State Trust, Series 2010-1, Class A, 3.500%, 12/15/45 (e)	7,003
1,851	Morgan Stanley ABS Capital I, Series 2004-WMC3, Class M1, VAR, 0.968%, 01/25/35	1,816
45,000	Nationstar Mortgage Advance Receivable Trust, Series 2009-ADV1, Class A1, VAR, 3.218%, 12/26/22 (e)	45,031
11,920	NCUA Guaranteed Notes, Series 2010-A1, Class A, VAR, 0.556%, 12/07/20	11,930
4,000	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.241%, 11/25/33	3,807
6,377	Newcastle Investment Trust, Series 2011-MH1, Class A, 2.450%, 12/10/33 (e)	6,449
	Nissan Auto Receivables Owner Trust,
7,420	Series 2010-A, Class A3, 0.870%, 07/15/14	7,425
4,740	Series 2010-A, Class A4, 1.310%, 09/15/16	4,789
266	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.058%, 02/25/33	209
	PennyMac Loan Trust,
1,853	Series 2010-NPL1, Class A, VAR, 4.250%, 05/25/50 (e)	1,853
14,000	Series 2010-NPL1, Class M1, VAR, 5.000%, 05/25/50 (e)	13,790
	Real Estate Asset Trust,
12,137	Series 2011-2A, Class A1, 5.750%, 05/25/49 (e) (f) (i)	12,137
10,205	Series 2011-3A, Class A1, 5.440%, 06/25/31 (e)	10,205
100	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	44
10,000	Residential Asset Mortgage Products, Inc., Series 2005-EFC5, Class A3, VAR, 0.558%, 10/25/35	8,178
	Residential Asset Securities Corp.,
74	Series 2002-KS4, Class AIIB, VAR, 0.718%, 07/25/32	43
97	Series 2003-KS5, Class AIIB, VAR, 0.798%, 07/25/33	61
116	Series 2003-KS9, Class A2B, VAR, 0.858%, 11/25/33	54
2,500	Series 2005-KS9, Class A3, VAR, 0.588%, 10/25/35	2,352

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

19,974	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (f) (i)	19,926
1,741	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	1,468
	Santander Drive Auto Receivables Trust,
8,055	Series 2010-3, Class A2, 0.930%, 06/17/13	8,059
6,100	Series 2010-3, Class A3, 1.200%, 06/16/14	6,106
1,200	Series 2010-A, Class A3, 1.830%, 11/17/14 (e)	1,212
4,595	Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	4,707
4,318	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	4,315
5,441	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	5,442
5,000	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.488%, 06/25/35	4,574
	Structured Asset Securities Corp.,
2,748	Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	2,786
1,151	Series 2002-AL1, Class A2, 3.450%, 02/25/32	1,048
4,442	Series 2004-6XS, Class A5A, SUB, 5.530%, 03/25/34	4,239
3,554	Series 2004-6XS, Class A5B, SUB, 5.550%, 03/25/34	3,393
	Toyota Auto Receivables Owner Trust,
12,510	Series 2010-C, Class A3, 0.770%, 04/15/14	12,523
11,810	Series 2011-A, Class A3, 0.980%, 10/15/14	11,876
4,585	Series 2011-A, Class A4, 1.560%, 05/15/15	4,672
331	Union Pacific Railroad Co. 2003 Pass Through Trust, 4.698%, 01/02/24	361
	USAA Auto Owner Trust,
4,364	Series 2009-2, Class A3, 1.540%, 02/18/14	4,385
3,080	Series 2009-2, Class A4, 2.530%, 07/15/15	3,165
	Westlake Automobile Receivables Trust,
2,966	Series 2011-1A, Class A2, 1.080%, 07/15/13 (e)	2,965
4,154	Series 2011-1A, Class A3, 1.490%, 06/16/14 (e)	4,158
	World Omni Auto Receivables Trust,
426	Series 2009-A, Class A3, 3.330%, 05/15/13	428
7,045	Series 2010-A, Class A4, 2.210%, 05/15/15	7,192

	Total Asset-Backed Securities (Cost $853,707)	854,617

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — 35.5%
		Agency CMO — 23.5%
		Federal Home Loan Bank,
10,776		4.720%, 09/20/12	11,172
1,208		Series 2000-0606, Class Y, 5.270%, 12/28/12	1,264
23,068		Series 2000-1067, Class 1, 5.300%, 06/15/12	23,495
11,919		Series TQ-2015, Class A, 5.065%, 10/20/15	13,067
		Federal Home Loan Mortgage Corp. — Government National Mortgage Association,
552		Series 8, Class ZA, 7.000%, 03/25/23	622
334		Series 24, Class ZE, 6.250%, 11/25/23	379
2,427		Series 29, Class L, 7.500%, 04/25/24	2,526
		Federal Home Loan Mortgage Corp. REMICS,
77		Series 11, Class D, 9.500%, 07/15/19	83
25		Series 22, Class C, 9.500%, 04/15/20	27
39		Series 23, Class F, 9.600%, 04/15/20	44
1		Series 41, Class I, HB, 84.000%, 05/15/20	2
16		Series 46, Class B, 7.800%, 09/15/20	19
8		Series 47, Class F, 10.000%, 06/15/20	9
—	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
28		Series 99, Class Z, 9.500%, 01/15/21	31
81		Series 114, Class H, 6.950%, 01/15/21	91
—	(h)	Series 204, Class E, HB, IF, 1,838.732%, 05/15/23	16
—	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	1
15		Series 1065, Class J, 9.000%, 04/15/21	18
9		Series 1079, Class S, HB, IF, 33.150%, 05/15/21	17
22		Series 1084, Class F, VAR, 1.200%, 05/15/21	22
16		Series 1084, Class S, HB, IF, 44.100%, 05/15/21	28
23		Series 1116, Class I, 5.500%, 08/15/21	26
73		Series 1144, Class KB, 8.500%, 09/15/21	85
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	3
1		Series 1196, Class B, HB, IF, 1,169.001%, 01/15/22	27
55		Series 1206, Class IA, 7.000%, 03/15/22	62
71		Series 1250, Class J, 7.000%, 05/15/22	83
172		Series 1343, Class LA, 8.000%, 08/15/22	205
69		Series 1343, Class LB, 7.500%, 08/15/22	82
113		Series 1370, Class JA, VAR, 1.400%, 09/15/22	113
112		Series 1455, Class WB, IF, 4.550%, 12/15/22	116

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,053	Series 1466, Class PZ, 7.500%, 02/15/23	1,214
16	Series 1470, Class F, VAR, 2.338%, 02/15/23	17
188	Series 1491, Class I, 7.500%, 04/15/23	224
609	Series 1498, Class I, VAR, 1.400%, 04/15/23	609
796	Series 1502, Class PX, 7.000%, 04/15/23	912
106	Series 1505, Class Q, 7.000%, 05/15/23	121
444	Series 1518, Class G, IF, 8.854%, 05/15/23	524
81	Series 1541, Class M, HB, IF, 22.220%, 07/15/23	126
387	Series 1541, Class O, VAR, 1.920%, 07/15/23	397
22	Series 1570, Class F, VAR, 2.838%, 08/15/23	23
821	Series 1573, Class PZ, 7.000%, 09/15/23	939
485	Series 1591, Class PV, 6.250%, 10/15/23	515
26	Series 1595, Class D, 7.000%, 10/15/13	27
80	Series 1596, Class D, 6.500%, 10/15/13	83
51	Series 1602, Class SA, HB, IF, 21.937%, 10/15/23	79
18	Series 1607, Class SA, IF, 19.910%, 10/15/13	21
2,736	Series 1608, Class L, 6.500%, 09/15/23	3,119
1,003	Series 1609, Class LG, IF, 16.792%, 11/15/23	1,214
969	Series 1642, Class PJ, 6.000%, 11/15/23	1,011
419	Series 1658, Class GZ, 7.000%, 01/15/24	481
16	Series 1671, Class L, 7.000%, 02/15/24	20
21	Series 1671, Class QC, IF, 10.000%, 02/15/24	22
24	Series 1686, Class SH, IF, 18.675%, 02/15/24	39
343	Series 1695, Class EB, 7.000%, 03/15/24	394
65	Series 1699, Class FC, VAR, 0.850%, 03/15/24	65
429	Series 1700, Class GA, PO, 02/15/24	371
1,799	Series 1706, Class K, 7.000%, 03/15/24	2,094
32	Series 1709, Class FA, VAR, 2.120%, 03/15/24	33
1,185	Series 1720, Class PL, 7.500%, 04/15/24	1,377
1,322	Series 1737, Class L, 6.000%, 06/15/24	1,452
163	Series 1745, Class D, 7.500%, 08/15/24	195
1,002	Series 1798, Class F, 5.000%, 05/15/23	1,099
21	Series 1807, Class G, 9.000%, 10/15/20	23
218	Series 1829, Class ZB, 6.500%, 03/15/26	244
19	Series 1844, Class E, 6.500%, 10/15/13	20

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	23

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,422	Series 1863, Class Z, 6.500%, 07/15/26	1,622
58	Series 1865, Class D, PO, 02/15/24	39
144	Series 1890, Class H, 7.500%, 09/15/26	170
386	Series 1899, Class ZE, 8.000%, 09/15/26	456
906	Series 1927, Class PH, 7.500%, 01/15/27	1,058
858	Series 1927, Class ZA, 6.500%, 01/15/27	857
22	Series 1935, Class FL, VAR, 0.950%, 02/15/27	23
311	Series 1963, Class Z, 7.500%, 01/15/27	363
46	Series 1970, Class PG, 7.250%, 07/15/27	54
877	Series 1981, Class Z, 6.000%, 05/15/27	964
562	Series 1983, Class Z, 6.500%, 12/15/23	646
336	Series 1987, Class PE, 7.500%, 09/15/27	394
522	Series 2019, Class Z, 6.500%, 12/15/27	606
129	Series 2025, Class PE, 6.300%, 01/15/13	128
1,959	Series 2033, Class J, 5.600%, 06/15/23	2,156
226	Series 2033, Class SN, HB, IF, 25.422%, 03/15/24	156
601	Series 2038, Class PN, IO, 7.000%, 03/15/28	130
1,667	Series 2040, Class PE, 7.500%, 03/15/28	2,004
679	Series 2054, Class PV, 7.500%, 05/15/28	699
123	Series 2055, Class OE, 6.500%, 05/15/13	123
220	Series 2056, Class TD, 6.500%, 05/15/18	242
987	Series 2063, Class PG, 6.500%, 06/15/28	1,142
175	Series 2064, Class TE, 7.000%, 06/15/28	208
616	Series 2070, Class C, 6.000%, 07/15/28	693
2,016	Series 2075, Class PH, 6.500%, 08/15/28	2,332
2,157	Series 2075, Class PM, 6.250%, 08/15/28	2,280
532	Series 2086, Class GB, 6.000%, 09/15/28	557
735	Series 2089, Class PJ, IO, 7.000%, 10/15/28	163
2,165	Series 2095, Class PE, 6.000%, 11/15/28	2,453
428	Series 2102, Class TC, 6.000%, 12/15/13	446
233	Series 2102, Class TU, 6.000%, 12/15/13	243
3,083	Series 2106, Class ZD, 6.000%, 12/15/28	3,384
5,821	Series 2110, Class PG, 6.000%, 01/15/29	6,389
972	Series 2115, Class PE, 6.000%, 01/15/14	999
1,176	Series 2125, Class JZ, 6.000%, 02/15/29	1,251
2,710	Series 2126, Class CB, 6.250%, 02/15/29	2,907
141	Series 2132, Class SB, HB, IF, 29.734%, 03/15/29	244
100	Series 2134, Class PI, IO, 6.500%, 03/15/19	16
28	Series 2135, Class UK, IO, 6.500%, 03/15/14	2
78	Series 2141, Class IO, IO, 7.000%, 04/15/29	17
258	Series 2163, Class PC, IO, 7.500%, 06/15/29	61
4,046	Series 2169, Class TB, 7.000%, 06/15/29	4,721

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,476	Series 2172, Class QC, 7.000%, 07/15/29	1,725
905	Series 2176, Class OJ, 7.000%, 08/15/29	1,080
5	Series 2196, Class TL, 7.500%, 11/15/29	5
768	Series 2201, Class C, 8.000%, 11/15/29	910
2,030	Series 2208, Class PG, 7.000%, 01/15/30	2,418
385	Series 2209, Class TC, 8.000%, 01/15/30	458
1,228	Series 2210, Class Z, 8.000%, 01/15/30	1,485
361	Series 2224, Class CB, 8.000%, 03/15/30	431
408	Series 2230, Class Z, 8.000%, 04/15/30	486
334	Series 2234, Class PZ, 7.500%, 05/15/30	394
286	Series 2247, Class Z, 7.500%, 08/15/30	338
769	Series 2256, Class MC, 7.250%, 09/15/30	917
1,319	Series 2259, Class ZM, 7.000%, 10/15/30	1,544
28	Series 2261, Class ZY, 7.500%, 10/15/30	33
96	Series 2262, Class Z, 7.500%, 10/15/30	114
1,243	Series 2271, Class PC, 7.250%, 12/15/30	1,484
2,186	Series 2283, Class K, 6.500%, 12/15/23	2,360
662	Series 2296, Class PD, 7.000%, 03/15/31	775
2,629	Series 2301, Class PA, 6.000%, 10/15/13	2,698
252	Series 2306, Class K, PO, 05/15/24	233
602	Series 2306, Class SE, IF, IO, 7.630%, 05/15/24	115
450	Series 2313, Class LA, 6.500%, 05/15/31	489
929	Series 2325, Class PM, 7.000%, 06/15/31	1,044
1,719	Series 2332, Class ZH, 7.000%, 07/15/31	1,875
277	Series 2333, Class HC, 6.000%, 07/15/31	277
1,852	Series 2344, Class QG, 6.000%, 08/15/16	1,990
9,673	Series 2344, Class ZD, 6.500%, 08/15/31	10,776
1,059	Series 2344, Class ZJ, 6.500%, 08/15/31	1,185
848	Series 2345, Class NE, 6.500%, 08/15/31	899
936	Series 2345, Class PQ, 6.500%, 08/15/16	988
362	Series 2347, Class VP, 6.500%, 03/15/20	370
1,124	Series 2351, Class PZ, 6.500%, 08/15/31	1,213
2,448	Series 2353, Class TD, 6.000%, 09/15/16	2,599
783	Series 2355, Class BP, 6.000%, 09/15/16	840
253	Series 2359, Class PM, 6.000%, 09/15/16	268
2,140	Series 2359, Class ZB, 8.500%, 06/15/31	2,542
1,294	Series 2360, Class PG, 6.000%, 09/15/16	1,396
219	Series 2363, Class PF, 6.000%, 09/15/16	236
666	Series 2366, Class MD, 6.000%, 10/15/16	717
799	Series 2367, Class ME, 6.500%, 10/15/31	887
977	Series 2388, Class FB, VAR, 0.807%, 01/15/29	980
1,957	Series 2391, Class QR, 5.500%, 12/15/16	2,101
567	Series 2394, Class MC, 6.000%, 12/15/16	611

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,000	Series 2399, Class OH, 6.500%, 01/15/32	1,119
1,684	Series 2399, Class TH, 6.500%, 01/15/32	1,879
1,816	Series 2410, Class NG, 6.500%, 02/15/32	2,055
997	Series 2410, Class OE, 6.375%, 02/15/32	1,114
2,263	Series 2410, Class QS, IF, 18.961%, 02/15/32	2,672
635	Series 2410, Class QX, IF, IO, 8.443%, 02/15/32	148
2,321	Series 2412, Class SP, IF, 15.686%, 02/15/32	2,957
4,497	Series 2418, Class FO, VAR, 1.107%, 02/15/32	4,545
2,045	Series 2420, Class XK, 6.500%, 02/15/32	2,278
1,173	Series 2423, Class MC, 7.000%, 03/15/32	1,322
1,544	Series 2423, Class MT, 7.000%, 03/15/32	1,739
1,840	Series 2423, Class TB, 6.500%, 03/15/32	2,052
530	Series 2425, Class OB, 6.000%, 03/15/17	574
2,552	Series 2430, Class WF, 6.500%, 03/15/32	2,950
3,099	Series 2434, Class TC, 7.000%, 04/15/32	3,558
6,368	Series 2434, Class ZA, 6.500%, 04/15/32	7,365
1,797	Series 2435, Class CJ, 6.500%, 04/15/32	2,125
875	Series 2435, Class VH, 6.000%, 07/15/19	879
1,249	Series 2436, Class MC, 7.000%, 04/15/32	1,419
664	Series 2441, Class GF, 6.500%, 04/15/32	768
1,450	Series 2444, Class ES, IF, IO, 7.743%, 03/15/32	291
1,177	Series 2450, Class GZ, 7.000%, 05/15/32	1,375
946	Series 2450, Class SW, IF, IO, 7.793%, 03/15/32	189
2,415	Series 2455, Class GK, 6.500%, 05/15/32	2,771
398	Series 2458, Class QE, 5.500%, 06/15/17	426
1,831	Series 2458, Class ZM, 6.500%, 06/15/32	2,078
1,838	Series 2463, Class CE, 6.000%, 06/15/17	1,979
1,618	Series 2466, Class DH, 6.500%, 06/15/32	1,832
2,159	Series 2466, Class PG, 6.500%, 04/15/32	2,283
1,400	Series 2466, Class PH, 6.500%, 06/15/32	1,647
1,986	Series 2474, Class NR, 6.500%, 07/15/32	2,271
5,140	Series 2475, Class S, IF, IO, 7.793%, 02/15/32	859
3,106	Series 2484, Class LZ, 6.500%, 07/15/32	3,603
264	Series 2488, Class WS, IF, 16.264%, 08/15/17	307
5,166	Series 2500, Class MC, 6.000%, 09/15/32	5,725
689	Series 2508, Class AQ, 5.500%, 10/15/17	747
4,073	Series 2512, Class PG, 5.500%, 10/15/22	4,512
142	Series 2513, Class YO, PO, 02/15/32	141

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,406	Series 2515, Class DE, 4.000%, 03/15/32	1,453
1,245	Series 2515, Class MG, 4.000%, 09/15/17	1,295
794	Series 2518, Class PX, 5.500%, 09/15/13	821
8	Series 2519, Class BT, 8.500%, 09/15/31	8
1,594	Series 2535, Class BK, 5.500%, 12/15/22	1,764
3,385	Series 2537, Class TE, 5.500%, 12/15/17	3,650
1,595	Series 2543, Class LX, 5.000%, 12/15/17	1,722
5,462	Series 2543, Class YX, 6.000%, 12/15/32	6,222
3,276	Series 2544, Class HC, 6.000%, 12/15/32	3,669
3,565	Series 2549, Class ZG, 5.000%, 01/15/18	3,814
3,763	Series 2552, Class ME, 6.000%, 01/15/33	4,231
1,904	Series 2567, Class QD, 6.000%, 02/15/33	2,177
15,000	Series 2568, Class KG, 5.500%, 02/15/23	16,653
1,922	Series 2571, Class FY, VAR, 0.957%, 12/15/32	1,935
335	Series 2571, Class SK, HB, IF, 33.606%, 09/15/23	616
1,133	Series 2571, Class SY, IF, 18.103%, 12/15/32	1,454
2,196	Series 2574, Class HP, 5.000%, 02/15/18	2,373
8,791	Series 2575, Class ME, 6.000%, 02/15/33	10,043
1,416	Series 2586, Class HD, 5.500%, 03/15/23	1,538
1,477	Series 2586, Class WI, IO, 6.500%, 03/15/33	279
1,705	Series 2594, Class VQ, 6.000%, 08/15/20	1,730
1,420	Series 2595, Class HC, 5.500%, 04/15/23	1,681
2,051	Series 2596, Class QG, 6.000%, 03/15/33	2,307
1,154	Series 2597, Class AD, 6.500%, 03/15/32	1,200
410	Series 2597, Class DS, IF, IO, 7.343%, 02/15/33	23
539	Series 2599, Class DS, IF, IO, 6.793%, 02/15/33	26
2,168	Series 2610, Class DS, IF, IO, 6.893%, 03/15/33	67
1,320	Series 2611, Class SH, IF, IO, 7.443%, 10/15/21	24
1,494	Series 2611, Class UH, 4.500%, 05/15/18	1,577
3,631	Series 2617, Class GR, 4.500%, 05/15/18	3,876
138	Series 2619, Class HR, 3.500%, 11/15/31	142
269	Series 2619, Class IM, IO, 5.000%, 10/15/21	3
4,947	Series 2626, Class NS, IF, IO, 6.343%, 06/15/23	362
184	Series 2628, Class WA, 4.000%, 07/15/28	185
1,767	Series 2629, Class BY, IO, 4.500%, 03/15/18	128
1,238	Series 2630, Class S, IF, IO, 6.943%, 01/15/17	22
7,882	Series 2631, Class LC, 4.500%, 06/15/18	8,406

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	25

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
6,546	Series 2631, Class SA, IF, 14.470%, 06/15/33	7,889
12,288	Series 2636, Class Z, 4.500%, 06/15/18	13,102
1,541	Series 2637, Class SA, IF, IO, 5.893%, 06/15/18	177
920	Series 2638, Class DS, IF, 8.393%, 07/15/23	997
142	Series 2638, Class SA, IF, IO, 6.893%, 11/15/16	1
1,230	Series 2640, Class UG, IO, 5.000%, 01/15/32	93
5,110	Series 2640, Class UP, IO, 5.000%, 01/15/32	361
17	Series 2640, Class UR, IO, 4.500%, 08/15/17	—	(h)
798	Series 2640, Class VE, 3.250%, 07/15/22	824
738	Series 2642, Class SL, IF, 6.706%, 07/15/33	753
469	Series 2646, Class SH, IF, 13.529%, 07/15/33	499
1,629	Series 2649, Class QE, 4.500%, 08/15/17	1,647
719	Series 2650, Class PO, PO, 12/15/32	681
3,366	Series 2650, Class SO, PO, 12/15/32	3,195
12,389	Series 2651, Class VZ, 4.500%, 07/15/18	13,204
3,927	Series 2655, Class EO, PO, 02/15/33	3,697
1,359	Series 2658, Class PE, 4.500%, 11/15/16	1,379
730	Series 2667, Class SW, IF, 6.598%, 01/15/18	759
156	Series 2668, Class S, IF, 11.586%, 09/15/33	157
679	Series 2668, Class SB, IF, 7.016%, 10/15/15	682
2,068	Series 2671, Class S, IF, 14.378%, 09/15/33	2,487
3,598	Series 2672, Class ME, 5.000%, 11/15/22	3,931
295	Series 2672, Class SJ, IF, 6.971%, 09/15/16	299
11,345	Series 2675, Class CK, 4.000%, 09/15/18	12,034
394	Series 2676, Class TS, IF, 15.824%, 01/15/32	404
8,000	Series 2677, Class LE, 4.500%, 09/15/18	8,798
2,805	Series 2682, Class YS, IF, 8.718%, 10/15/33	2,829
18,000	Series 2684, Class PO, PO, 01/15/33	16,623
66	Series 2684, Class SN, HB, IF, 27.214%, 10/15/33	73
1,192	Series 2684, Class TO, PO, 10/15/33	1,131
208	Series 2686, Class GB, 5.000%, 05/15/20	208
753	Series 2686, Class NS, IF, IO, 7.393%, 10/15/21	26
12,300	Series 2690, Class SJ, IF, 8.839%, 10/15/33	12,634
898	Series 2691, Class ND, 5.000%, 10/15/28	902
807	Series 2691, Class SE, IF, 9.248%, 12/15/28	820
950	Series 2691, Class SM, IF, 8.839%, 10/15/33	961
1,297	Series 2691, Class WS, IF, 8.689%, 10/15/33	1,310
2,326	Series 2692, Class SC, IF, 12.872%, 07/15/33	2,629

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
461	Series 2694, Class SQ, IF, 8.718%, 10/15/33	461
1,142	Series 2695, Class DE, 4.000%, 01/15/17	1,163
2,142	Series 2695, Class OB, PO, 10/15/33	1,823
465	Series 2696, Class CO, PO, 10/15/18	427
237	Series 2697, Class LE, 4.500%, 11/15/20	239
1,691	Series 2698, Class SV, IF, 8.689%, 11/15/33	1,701
4,294	Series 2700, Class S, IF, 8.689%, 11/15/33	4,349
1,791	Series 2702, Class PC, 5.000%, 01/15/23	1,938
1,209	Series 2705, Class SC, IF, 8.689%, 11/15/33	1,222
1,938	Series 2705, Class SD, IF, 8.734%, 11/15/33	1,999
7,400	Series 2707, Class QE, 4.500%, 11/15/18	8,164
5,000	Series 2709, Class PG, 5.000%, 11/15/23	5,669
2,000	Series 2710, Class HB, 5.500%, 11/15/23	2,291
2,240	Series 2715, Class OG, 5.000%, 01/15/23	2,456
4,480	Series 2716, Class UN, 4.500%, 12/15/23	4,876
1,985	Series 2720, Class PC, 5.000%, 12/15/23	2,182
3,233	Series 2725, Class OP, PO, 10/15/33	3,030
15,954	Series 2727, Class BS, IF, 8.764%, 01/15/34	16,185
10,505	Series 2733, Class SB, IF, 7.824%, 10/15/33	11,839
1,503	Series 2743, Class HD, 4.500%, 08/15/17	1,549
5,000	Series 2743, Class HE, 4.500%, 02/15/19	5,512
236	Series 2744, Class FE, VAR, 02/15/34	236
129	Series 2744, Class PD, 5.500%, 08/15/33	130
2,535	Series 2744, Class PE, 5.500%, 02/15/34	2,763
5,319	Series 2744, Class TU, 5.500%, 05/15/32	5,676
2,752	Series 2748, Class KO, PO, 10/15/23	2,613
10	Series 2754, Class JG, 4.500%, 03/15/33	10
1,155	Series 2755, Class PA, PO, 02/15/29	1,116
1,901	Series 2755, Class SA, IF, 13.786%, 05/15/30	2,146
3,857	Series 2758, Class AO, PO, 03/15/19	3,731
49	Series 2762, Class LO, PO, 03/15/34	49
20	Series 2766, Class SX, IF, 15.935%, 03/15/34	20
2,370	Series 2770, Class TW, 4.500%, 03/15/19	2,626
298	Series 2771, Class FG, VAR, 0.000%, 03/15/34	292
1,221	Series 2776, Class SK, IF, 8.764%, 04/15/34	1,224
5,717	Series 2777, Class KO, PO, 02/15/33	5,458
1,649	Series 2778, Class US, IF, IO, 6.993%, 06/15/33	50
410	Series 2780, Class JG, 4.500%, 04/15/19	433
1,000	Series 2780, Class SY, IF, 16.044%, 11/15/33	1,184
5,672	Series 2802, Class OH, 6.000%, 05/15/34	6,600

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
722	Series 2809, Class UB, 4.000%, 09/15/17	734
2,000	Series 2809, Class UC, 4.000%, 06/15/19	2,141
749	Series 2812, Class AB, 4.500%, 10/15/18	774
4,031	Series 2812, Class NO, PO, 10/15/33	3,067
6,150	Series 2827, Class QE, 5.500%, 03/15/33	6,519
51	Series 2827, Class SQ, IF, 7.500%, 01/15/19	51
2,860	Series 2835, Class BO, PO, 12/15/28	2,693
540	Series 2835, Class QO, PO, 12/15/32	486
535	Series 2840, Class JO, PO, 06/15/23	503
660	Series 2863, Class JA, 4.500%, 09/15/19	699
1,837	Series 2864, Class GB, 4.000%, 09/15/19	1,947
326	Series 2865, Class GO, PO, 10/15/33	318
496	Series 2897, Class EO, PO, 10/15/31	493
1,060	Series 2903, Class UZ, 5.500%, 07/15/31	1,080
2,789	Series 2903, Class Z, 5.000%, 12/15/24	3,087
7,872	Series 2921, Class MD, 5.000%, 06/15/33	8,245
9,821	Series 2922, Class JN, 4.500%, 02/15/20	10,598
200	Series 2925, Class MW, VAR, 01/15/35	199
1,984	Series 2929, Class MS, HB, IF, 27.248%, 02/15/35	3,279
13,621	Series 2934, Class EC, PO, 02/15/20	13,124
763	Series 2934, Class EN, PO, 02/15/18	725
4,057	Series 2934, Class HI, IO, 5.000%, 02/15/20	454
2,920	Series 2934, Class KI, IO, 5.000%, 02/15/20	343
1,514	Series 2945, Class SA, IF, 11.921%, 03/15/20	1,764
2,319	Series 2965, Class GD, 4.500%, 04/15/20	2,568
1,324	Series 2967, Class S, HB, IF, 32.685%, 04/15/25	2,030
10,244	Series 2968, Class EH, 6.000%, 04/15/35	12,182
5,000	Series 2968, Class MD, 5.500%, 12/15/33	5,540
3,760	Series 2981, Class FA, VAR, 0.607%, 05/15/35	3,741
3,519	Series 2988, Class AF, VAR, 0.507%, 06/15/35	3,488
1,364	Series 2988, Class GS, IF, 16.107%, 06/15/35	1,476
177	Series 2988, Class SD, IF, 15.982%, 03/15/35	187
735	Series 2989, Class PO, PO, 06/15/23	692
1,772	Series 2990, Class GO, PO, 02/15/35	1,522
4,991	Series 2990, Class LK, VAR, 0.577%, 10/15/34	4,979
4,020	Series 2990, Class SL, HB, IF, 23.734%, 06/15/34	5,796

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,622	Series 2990, Class WP, IF, 16.493%, 06/15/35	1,853
4,459	Series 2991, Class EG, 5.500%, 11/15/34	4,687
5,000	Series 2992, Class LB, 5.000%, 06/15/20	5,712
10,280	Series 2995, Class FK, VAR, 0.457%, 05/15/34	10,235
798	Series 2996, Class SL, IF, 15.245%, 06/15/35	821
6,000	Series 2999, Class NC, 4.500%, 12/15/18	6,251
4,500	Series 2999, Class ND, 4.500%, 07/15/20	4,963
496	Series 3007, Class AI, IO, 5.500%, 07/15/24	47
317	Series 3014, Class OD, PO, 08/15/35	275
724	Series 3022, Class SX, IF, 16.357%, 08/15/25	861
1,836	Series 3029, Class SO, PO, 09/15/35	1,655
167	Series 3034, Class FB, VAR, 09/15/35	161
4,468	Series 3042, Class PF, VAR, 0.457%, 08/15/35	4,442
62	Series 3044, Class GU, VAR, 10/15/35	61
147	Series 3044, Class VO, PO, 10/15/35	140
2,014	Series 3047, Class OB, 5.500%, 12/15/33	2,115
19,896	Series 3049, Class XF, VAR, 0.557%, 05/15/33	19,822
1,666	Series 3051, Class DP, HB, IF, 27.116%, 10/15/25	2,501
160	Series 3058, Class YO, PO, 10/15/35	151
1,340	Series 3064, Class OB, 5.500%, 07/15/29	1,378
1,613	Series 3064, Class SG, IF, 19.309%, 11/15/35	2,239
6,150	Series 3065, Class DF, VAR, 0.587%, 04/15/35	6,138
872	Series 3068, Class AO, PO, 01/15/35	835
4,133	Series 3077, Class TO, PO, 04/15/35	3,838
6,912	Series 3085, Class WF, VAR, 1.007%, 08/15/35	6,971
716	Series 3100, Class MA, VAR, 2.781%, 12/15/35	709
7,682	Series 3101, Class UZ, 6.000%, 01/15/36	8,972
7,186	Series 3102, Class FB, VAR, 0.507%, 01/15/36	7,164
780	Series 3102, Class HS, HB, IF, 23.807%, 01/15/36	1,125
8,431	Series 3117, Class AO, PO, 02/15/36	7,776
1,722	Series 3117, Class EO, PO, 02/15/36	1,592
1,666	Series 3117, Class OK, PO, 02/15/36	1,488
5,155	Series 3122, Class OH, PO, 03/15/36	4,737
4,819	Series 3122, Class OP, PO, 03/15/36	4,486

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	27

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
127	Series 3122, Class ZB, 6.000%, 03/15/36	134
676	Series 3134, Class PO, PO, 03/15/36	618
4,821	Series 3137, Class XP, 6.000%, 04/15/36	5,418
3,717	Series 3138, Class PO, PO, 04/15/36	3,321
9,660	Series 3147, Class PO, PO, 04/15/36	8,819
603	Series 3149, Class SO, PO, 05/15/36	508
2,182	Series 3151, Class PO, PO, 05/15/36	2,040
4,401	Series 3153, Class EO, PO, 05/15/36	4,024
1,900	Series 3162, Class OB, 6.000%, 11/15/30	1,946
2,400	Series 3164, Class MG, 6.000%, 06/15/36	2,727
6,968	Series 3171, Class MO, PO, 06/15/36	6,331
1,194	Series 3174, Class PX, 5.000%, 06/15/17	1,313
3,168	Series 3179, Class OA, PO, 07/15/36	2,821
3,823	Series 3181, Class AZ, 6.500%, 07/15/36	4,565
7,532	Series 3184, Class OA, PO, 02/15/33	7,202
130	Series 3186, Class MT, IF, 4.607%, 07/15/36	131
7,300	Series 3189, Class PC, 6.000%, 08/15/35	8,180
2,947	Series 3194, Class SA, IF, IO, 6.893%, 07/15/36	439
7,030	Series 3195, Class PD, 6.500%, 07/15/36	7,926
13,250	Series 3200, Class AY, 5.500%, 08/15/36	14,719
30,067	Series 3202, Class HI, IF, IO, 6.443%, 08/15/36	4,794
1,441	Series 3213, Class OA, PO, 09/15/36	1,329
1,120	Series 3218, Class AO, PO, 09/15/36	1,021
7,000	Series 3218, Class BE, 6.000%, 09/15/35	7,924
10,359	Series 3219, Class DI, IO, 6.000%, 04/15/36	1,764
3,142	Series 3225, Class EO, PO, 10/15/36	2,854
4,268	Series 3232, Class ST, IF, IO, 6.493%, 10/15/36	625
1,244	Series 3233, Class OP, PO, 05/15/36	1,136
525	Series 3253, Class A, 5.000%, 08/15/20	548
19,333	Series 3253, Class PO, PO, 12/15/21	18,902
1,308	Series 3256, Class PO, PO, 12/15/36	1,177
2,537	Series 3260, Class CS, IF, IO, 5.933%, 01/15/37	350
1,231	Series 3261, Class OA, PO, 01/15/37	1,079
223	Series 3263, Class TP, VAR, 08/15/35	223
9,000	Series 3266, Class D, 5.000%, 01/15/22	10,049
8,200	Series 3274, Class B, 6.000%, 02/15/37	9,223
1,870	Series 3274, Class JO, PO, 02/15/37	1,663
5,160	Series 3275, Class FL, VAR, 0.647%, 02/15/37	5,135
5,500	Series 3284, Class CB, 5.000%, 03/15/22	6,308
2,728	Series 3286, Class PO, PO, 03/15/37	2,420

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
4,701	Series 3290, Class SB, IF, IO, 6.243%, 03/15/37	730
3,000	Series 3302, Class UT, 6.000%, 04/15/37	3,426
3,982	Series 3305, Class MG, IF, 2.427%, 07/15/34	4,020
6,448	Series 3315, Class HZ, 6.000%, 05/15/37	7,579
300	Series 3318, Class AO, PO, 05/15/37	269
5,000	Series 3329, Class JD, 6.000%, 06/15/36	5,716
3,330	Series 3329, Class WK, 6.000%, 12/15/31	3,441
2,310	Series 3331, Class PO, PO, 06/15/37	1,969
2,723	Series 3334, Class MC, 5.000%, 04/15/33	2,785
8,212	Series 3344, Class FT, VAR, 0.557%, 07/15/34	8,185
3,776	Series 3344, Class SL, IF, IO, 6.393%, 07/15/37	595
1,664	Series 3365, Class PO, PO, 09/15/37	1,418
3,165	Series 3369, Class VA, 6.000%, 07/15/18	3,380
1,390	Series 3371, Class FA, VAR, 0.807%, 09/15/37	1,395
2,210	Series 3373, Class TO, PO, 04/15/37	2,010
16,125	Series 3383, Class SA, IF, IO, 6.243%, 11/15/37	2,277
20,977	Series 3387, Class SA, IF, IO, 6.213%, 11/15/37	3,020
2,672	Series 3389, Class DQ, 5.750%, 10/15/35	2,896
5,107	Series 3393, Class JO, PO, 09/15/32	4,327
5,426	Series 3398, Class PO, PO, 01/15/36	5,052
4,000	Series 3402, Class NC, 5.000%, 12/15/22	4,527
21,640	Series 3404, Class SC, IF, IO, 5.793%, 01/15/38	2,662
1,201	Series 3422, Class SE, IF, 16.932%, 02/15/38	1,398
10,675	Series 3424, Class PI, IF, IO, 6.593%, 04/15/38	1,849
12,449	Series 3430, Class AI, IO, 1.417%, 09/15/12	121
534	Series 3443, Class SY, IF, 9.000%, 03/15/37	557
14,500	Series 3453, Class B, 5.500%, 05/15/38	15,961
7,356	Series 3455, Class SE, IF, IO, 5.993%, 06/15/38	949
2,478	Series 3461, Class LZ, 6.000%, 06/15/38	2,834
7,252	Series 3461, Class Z, 6.000%, 06/15/38	8,620
13,071	Series 3481, Class SJ, IF, IO, 5.643%, 08/15/38	1,620
7,500	Series 3493, Class LA, 4.000%, 10/15/23	8,148
6,500	Series 3501, Class CB, 5.500%, 01/15/39	7,155
11,681	Series 3505, Class SA, IF, IO, 5.793%, 01/15/39	1,320
2,981	Series 3510, Class OD, PO, 02/15/37	2,686

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
11,310	Series 3511, Class SA, IF, IO, 5.793%, 02/15/39	1,285
2,251	Series 3515, Class PI, IO, 5.500%, 07/15/37	275
3,036	Series 3523, Class SD, IF, 19.093%, 06/15/36	3,959
68	Series 3531, Class MZ, 4.500%, 05/15/39	68
16,814	Series 3531, Class SA, IF, IO, 6.093%, 05/15/39	1,996
11,062	Series 3531, Class SM, IF, IO, 5.893%, 05/15/39	1,522
3,915	Series 3546, Class A, VAR, 5.929%, 02/15/39	4,229
12,684	Series 3549, Class FA, VAR, 1.407%, 07/15/39	12,722
5,748	Series 3564, Class JA, 4.000%, 01/15/18	6,067
5,750	Series 3607, Class AO, PO, 04/15/36	5,012
10,538	Series 3607, Class BO, PO, 04/15/36	9,185
5,224	Series 3607, Class EO, PO, 02/15/33	4,919
7,374	Series 3607, Class OP, PO, 07/15/37	6,398
5,176	Series 3607, Class TO, PO, 10/15/39	4,467
16,923	Series 3608, Class SC, IF, IO, 6.043%, 12/15/39	2,163
11,671	Series 3611, Class PO, PO, 07/15/34	10,484
7,979	Series 3621, Class BO, PO, 01/15/40	7,085
4,600	Series 3632, Class BS, IF, 16.809%, 02/15/40	6,328
2,810	Series 3645, Class KZ, 5.500%, 08/15/36	3,209
6,800	Series 3654, Class DC, 5.000%, 04/15/30	7,684
4,039	Series 3654, Class VB, 5.500%, 10/15/27	4,526
3,857	Series 3659, Class VE, 5.000%, 03/15/26	4,268
12,068	Series 3666, Class VA, 5.500%, 12/15/22	13,463
24,909	Series 3680, Class MA, 4.500%, 07/15/39	27,215
18,718	Series 3687, Class MA, 4.500%, 02/15/37	20,306
9,260	Series 3688, Class CU, VAR, 6.808%, 11/15/21	10,639
31,135	Series 3688, Class GT, VAR, 7.157%, 11/15/46	36,056
86,111	Series 3704, Class CT, 7.000%, 12/15/36	99,736
38,658	Series 3704, Class DT, 7.500%, 11/15/36	45,305
36,207	Series 3704, Class ET, 7.500%, 12/15/36	42,454
22,501	Series 3740, Class SB, IF, IO, 5.793%, 10/15/40	4,464
23,142	Series 3740, Class SC, IF, IO, 5.793%, 10/15/40	4,092
52,868	Series 3747, Class HI, IO, 4.500%, 07/15/37	7,781
30,456	Series 3756, Class IP, IO, 4.000%, 08/15/35	4,174
40,441	Series 3759, Class HI, IO, 4.000%, 08/15/37	7,116

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
33,588	Series 3760, Class GI, IO, 4.000%, 10/15/37	6,118
24,048	Series 3760, Class NI, IO, 4.000%, 10/15/37	4,094
19,198	Series 3779, Class IH, IO, 4.000%, 11/15/34	2,857
9,266	Series 3798, Class BF, VAR, 0.507%, 06/15/24	9,242
12,650	Series 3800, Class AI, IO, 4.000%, 11/15/29	1,938
79,051	Series 3802, Class LS, IF, IO, 4.597%, 01/15/40	6,176
30,758	Series 3819, Class ZQ, 6.000%, 04/15/36	35,728
10,108	Series 3895, Class WA, VAR, 5.695%, 10/15/38	11,347
14,173	Series R006, Class ZA, 6.000%, 04/15/36	16,464
19,169	Series R007, Class ZA, 6.000%, 05/15/36	22,364
	Federal Home Loan Mortgage Corp. STRIPS,
6	Series 134, Class B, IO, 9.000%, 04/01/22	2
4,589	Series 197, Class PO, PO, 04/01/28	4,332
12,504	Series 233, Class 11, IO, 5.000%, 09/15/35	1,820
10,168	Series 233, Class 12, IO, 5.000%, 09/15/35	1,465
19,748	Series 233, Class 13, IO, 5.000%, 09/15/35	2,853
60,270	Series 239, Class S30, IF, IO, 7.493%, 08/15/36	8,802
5,911	Series 243, Class 16, IO, 4.500%, 11/15/20	562
3,739	Series 243, Class 17, IO, 4.500%, 12/15/20	368
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
1,278	Series T-41, Class 3A, VAR, 7.010%, 07/25/32	1,473
5,428	Series T-42, Class A5, 7.500%, 02/25/42	6,552
3,793	Series T-48, Class 1A, VAR, 6.318%, 07/25/33	4,452
829	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	980
5,085	Series T-54, Class 2A, 6.500%, 02/25/43	5,746
1,746	Series T-54, Class 3A, 7.000%, 02/25/43	2,027
12,497	Series T-56, Class A5, 5.231%, 05/25/43	13,591
1,434	Series T-57, Class 1A3, 7.500%, 07/25/43	1,664
538	Series T-57, Class 1AP, PO, 07/25/43	446
6,978	Series T-58, Class 4A, 7.500%, 09/25/43	8,275
649	Series T-58, Class APO, PO, 09/25/43	541
6,731	Series T-59, Class 1A2, 7.000%, 10/25/43	7,812
741	Series T-59, Class 1AP, PO, 10/25/43	559
34,137	Series T-76, Class 2A, VAR, 4.787%, 10/25/37	35,159
	Federal National Mortgage Association,
21,500	Series 2010-M1, Class A2, 4.450%, 09/25/19	23,988

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	29

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
6,910		Series 2010-M7, Class A2, 3.655%, 11/25/20	7,290
10,000		Series 2011-M1, Class A3, 3.763%, 06/25/21	10,570
8,664		Series 2011-M2, Class A2, 3.645%, 07/25/21	8,794
58,500		Series 2011-M2, Class A3, 3.764%, 07/25/21	59,377
32,200		Series 2011-M4, Class A2, 3.726%, 06/25/21	32,644
		Federal National Mortgage Association Grantor Trust,
2,509		Series 1999-T2, Class A1, VAR, 7.500%, 01/19/39	2,880
2,940		Series 2001-T10, Class A2, 7.500%, 12/25/41	3,225
2,806		Series 2001-T3, Class A1, 7.500%, 11/25/40	3,234
3,171		Series 2002-T16, Class A2, 7.000%, 07/25/42	3,696
955		Series 2004-T1, Class 1A2, 6.500%, 01/25/44	1,075
6,915		Series 2004-T2, Class 1A4, 7.500%, 11/25/43	8,088
3,845		Series 2004-T2, Class 2A, VAR, 3.945%, 07/25/43	4,092
9,832		Series 2004-T3, Class 1A2, 6.500%, 02/25/44	11,346
3,844		Series 2004-T3, Class 1A3, 7.000%, 02/25/44	4,507
1,027		Series 2004-T3, Class PT1, VAR, 9.270%, 01/25/44	1,204
		Federal National Mortgage Association REMICS,
20		Series 1988-7, Class Z, 9.250%, 04/25/18	22
82		Series 1989-70, Class G, 8.000%, 10/25/19	97
40		Series 1989-78, Class H, 9.400%, 11/25/19	47
34		Series 1989-83, Class H, 8.500%, 11/25/19	42
35		Series 1989-89, Class H, 9.000%, 11/25/19	41
21		Series 1990-1, Class D, 8.800%, 01/25/20	24
9		Series 1990-7, Class B, 8.500%, 01/25/20	11
12		Series 1990-60, Class K, 5.500%, 06/25/20	13
18		Series 1990-63, Class H, 9.500%, 06/25/20	21
13		Series 1990-93, Class G, 5.500%, 08/25/20	14
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	2
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	5
96		Series 1990-102, Class J, 6.500%, 08/25/20	106

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
78		Series 1990-120, Class H, 9.000%, 10/25/20	90
10		Series 1990-134, Class SC, HB, IF, 21.225%, 11/25/20	14
1		Series 1990-140, Class K, HB, 652.145%, 12/25/20	8
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	1
23		Series 1991-24, Class Z, 5.000%, 03/25/21	25
24		Series 1991-42, Class S, IF, 17.238%, 05/25/21	32
3		Series 1992-101, Class J, 7.500%, 06/25/22	4
646		Series 1992-117, Class MA, 8.000%, 07/25/22	751
104		Series 1992-136, Class PK, 6.000%, 08/25/22	116
123		Series 1992-143, Class MA, 5.500%, 09/25/22	136
751		Series 1992-150, Class M, 8.000%, 09/25/22	927
253		Series 1992-163, Class M, 7.750%, 09/25/22	293
370		Series 1992-188, Class PZ, 7.500%, 10/25/22	425
178		Series 1993-21, Class KA, 7.700%, 03/25/23	206
444		Series 1993-25, Class J, 7.500%, 03/25/23	512
70		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	90
1,095		Series 1993-37, Class PX, 7.000%, 03/25/23	1,246
382		Series 1993-54, Class Z, 7.000%, 04/25/23	435
4,261		Series 1993-56, Class PZ, 7.000%, 05/25/23	4,872
184		Series 1993-62, Class SA, IF, 17.411%, 04/25/23	245
2,306		Series 1993-99, Class Z, 7.000%, 07/25/23	2,652
104		Series 1993-122, Class M, 6.500%, 07/25/23	118
2,094		Series 1993-136, Class ZB, VAR, 6.792%, 07/25/23	2,388
3,325		Series 1993-141, Class Z, 7.000%, 08/25/23	3,824
96		Series 1993-165, Class SD, IF, 12.018%, 09/25/23	117
120		Series 1993-165, Class SK, IF, 12.500%, 09/25/23	148
65		Series 1993-167, Class GA, 7.000%, 09/25/23	65
173		Series 1993-178, Class PK, 6.500%, 09/25/23	196

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
79	Series 1993-179, Class SB, HB, IF, 23.896%, 10/25/23	122
53	Series 1993-179, Class SC, IF, 10.500%, 10/25/23	60
3,236	Series 1993-183, Class KA, 6.500%, 10/25/23	3,678
1,305	Series 1993-189, Class PL, 6.500%, 10/25/23	1,483
227	Series 1993-199, Class FA, VAR, 0.800%, 10/25/23	228
152	Series 1993-205, Class H, PO, 09/25/23	130
142	Series 1993-220, Class SG, IF, 15.500%, 11/25/13	159
98	Series 1993-225, Class SG, HB, IF, 26.464%, 12/25/13	120
234	Series 1993-225, Class UB, 6.500%, 12/25/23	259
67	Series 1993-230, Class FA, VAR, 0.850%, 12/25/23	68
227	Series 1993-247, Class FE, VAR, 1.250%, 12/25/23	230
277	Series 1993-247, Class SA, HB, IF, 25.085%, 12/25/23	436
105	Series 1993-247, Class SU, IF, 11.612%, 12/25/23	136
842	Series 1993-250, Class Z, 7.000%, 12/25/23	903
1,159	Series 1993-257, Class C, PO, 06/25/23	1,125
17	Series 1994-9, Class E, PO, 11/25/23	15
914	Series 1994-37, Class L, 6.500%, 03/25/24	1,068
4,368	Series 1994-40, Class Z, 6.500%, 03/25/24	4,963
5,986	Series 1994-62, Class PK, 7.000%, 04/25/24	6,962
3,085	Series 1994-63, Class PK, 7.000%, 04/25/24	3,665
134	Series 1995-2, Class Z, 8.500%, 01/25/25	157
373	Series 1995-19, Class Z, 6.500%, 11/25/23	445
1,651	Series 1996-14, Class SE, IF, IO, 7.780%, 08/25/23	312
64	Series 1996-27, Class FC, VAR, 0.750%, 03/25/17	65
1,330	Series 1996-48, Class Z, 7.000%, 11/25/26	1,530
167	Series 1996-59, Class J, 6.500%, 08/25/22	187
172	Series 1996-59, Class K, 6.500%, 07/25/23	177
359	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	14
1,255	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	53
255	Series 1997-27, Class J, 7.500%, 04/18/27	284
279	Series 1997-29, Class J, 7.500%, 04/20/27	315

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
930	Series 1997-32, Class PG, 6.500%, 04/25/27	1,090
1,109	Series 1997-39, Class PD, 7.500%, 05/20/27	1,262
227	Series 1997-42, Class EN, 7.250%, 07/18/27	238
96	Series 1997-42, Class ZC, 6.500%, 07/18/27	110
1,499	Series 1997-61, Class ZC, 7.000%, 02/25/23	1,690
416	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	92
60	Series 1998-4, Class C, PO, 04/25/23	56
1,030	Series 1998-36, Class ZB, 6.000%, 07/18/28	1,165
316	Series 1998-43, Class SA, IF, IO, 17.097%, 04/25/23	137
510	Series 1998-66, Class SB, IF, IO, 7.932%, 12/25/28	124
293	Series 1999-17, Class C, 6.350%, 04/25/29	337
1,899	Series 1999-18, Class Z, 5.500%, 04/18/29	2,126
501	Series 1999-38, Class SK, IF, IO, 7.832%, 08/25/23	80
147	Series 1999-52, Class NS, HB, IF, 22.769%, 10/25/23	228
386	Series 1999-62, Class PB, 7.500%, 12/18/29	452
2,129	Series 2000-2, Class ZE, 7.500%, 02/25/30	2,493
611	Series 2000-20, Class SA, IF, IO, 8.882%, 07/25/30	158
95	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	19
779	Series 2001-4, Class PC, 7.000%, 03/25/21	856
366	Series 2001-5, Class OW, 6.000%, 03/25/16	380
323	Series 2001-7, Class PF, 7.000%, 03/25/31	378
983	Series 2001-7, Class PR, 6.000%, 03/25/16	1,025
971	Series 2001-10, Class PR, 6.000%, 04/25/16	1,011
921	Series 2001-30, Class PM, 7.000%, 07/25/31	1,079
2,266	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	504
1,590	Series 2001-36, Class DE, 7.000%, 08/25/31	1,864
2,008	Series 2001-44, Class MY, 7.000%, 09/25/31	2,350
599	Series 2001-44, Class PD, 7.000%, 09/25/31	702
425	Series 2001-44, Class PU, 7.000%, 09/25/31	498
4,921	Series 2001-48, Class Z, 6.500%, 09/25/21	5,547
575	Series 2001-49, Class Z, 6.500%, 09/25/31	666
258	Series 2001-52, Class KB, 6.500%, 10/25/31	298

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	31

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
749	Series 2001-52, Class XN, 6.500%, 11/25/15	807
4,499	Series 2001-60, Class PX, 6.000%, 11/25/31	5,105
1,228	Series 2001-60, Class QS, HB, IF, 23.736%, 09/25/31	1,955
3,097	Series 2001-61, Class Z, 7.000%, 11/25/31	3,629
900	Series 2001-71, Class MB, 6.000%, 12/25/16	970
1,531	Series 2001-71, Class QE, 6.000%, 12/25/16	1,646
207	Series 2001-72, Class SX, IF, 16.957%, 12/25/31	248
4,941	Series 2001-74, Class MB, 6.000%, 12/25/16	5,323
286	Series 2001-80, Class PE, 6.000%, 07/25/29	289
164	Series 2001-81, Class LO, PO, 01/25/32	153
1,517	Series 2002-1, Class G, 7.000%, 07/25/23	1,736
788	Series 2002-1, Class HC, 6.500%, 02/25/22	849
544	Series 2002-1, Class SA, HB, IF, 24.478%, 02/25/32	862
227	Series 2002-1, Class UD, HB, IF, 23.625%, 12/25/23	353
1,310	Series 2002-2, Class UC, 6.000%, 02/25/17	1,414
3,471	Series 2002-3, Class OG, 6.000%, 02/25/17	3,732
2,840	Series 2002-5, Class PK, 6.000%, 02/25/22	3,291
604	Series 2002-7, Class OG, 6.000%, 03/25/17	649
1,992	Series 2002-7, Class TG, 6.000%, 03/25/17	2,138
662	Series 2002-11, Class QG, 5.500%, 03/25/17	709
2,877	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	133
48	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	52
9,714	Series 2002-15, Class ZA, 6.000%, 04/25/32	10,963
3,202	Series 2002-16, Class PG, 6.000%, 04/25/17	3,493
4,036	Series 2002-18, Class PC, 5.500%, 04/25/17	4,208
596	Series 2002-19, Class PE, 6.000%, 04/25/17	641
127	Series 2002-21, Class LO, PO, 04/25/32	116
1,712	Series 2002-21, Class PE, 6.500%, 04/25/32	1,950
2,293	Series 2002-24, Class AJ, 6.000%, 04/25/17	2,509
3,202	Series 2002-28, Class PK, 6.500%, 05/25/32	3,704
1,249	Series 2002-31, Class S, IF, 18.796%, 05/25/17	1,556
1,524	Series 2002-37, Class Z, 6.500%, 06/25/32	1,767
7,130	Series 2002-38, Class QE, 6.000%, 06/25/17	7,660
926	Series 2002-42, Class C, 6.000%, 07/25/17	1,005

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
3,879	Series 2002-48, Class GH, 6.500%, 08/25/32	4,415
5,000	Series 2002-54, Class PG, 6.000%, 09/25/22	5,636
479	Series 2002-55, Class QE, 5.500%, 09/25/17	525
6,659	Series 2002-56, Class UC, 5.500%, 09/25/17	7,191
2,576	Series 2002-57, Class AE, 5.500%, 09/25/17	2,777
637	Series 2002-63, Class KC, 5.000%, 10/25/17	687
757	Series 2002-71, Class AP, 5.000%, 11/25/32	838
5,733	Series 2002-71, Class KM, 5.000%, 11/25/17	6,183
882	Series 2002-77, Class S, IF, 14.083%, 12/25/32	1,061
15,825	Series 2002-78, Class Z, 5.500%, 12/25/32	17,610
6,967	Series 2002-81, Class JO, PO, 04/25/32	6,718
1,817	Series 2002-83, Class CS, 6.881%, 08/25/23	2,075
1,743	Series 2002-84, Class VB, 5.500%, 04/25/15	1,860
1,353	Series 2002-90, Class A1, 6.500%, 06/25/42	1,570
174	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	7
6,216	Series 2002-94, Class BK, 5.500%, 01/25/18	6,710
1,257	Series 2003-9, Class NZ, 6.500%, 02/25/33	1,447
1,484	Series 2003-14, Class TI, IO, 5.000%, 03/25/33	271
5,000	Series 2003-17, Class EQ, 5.500%, 03/25/23	5,798
4,550	Series 2003-22, Class UD, 4.000%, 04/25/33	4,834
8,000	Series 2003-23, Class EQ, 5.500%, 04/25/23	9,239
4,629	Series 2003-23, Class PG, 5.500%, 01/25/32	4,799
535	Series 2003-27, Class DW, 4.500%, 04/25/17	546
1,400	Series 2003-32, Class KC, 5.000%, 05/25/18	1,528
5,692	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	1,234
2,614	Series 2003-34, Class AX, 6.000%, 05/25/33	2,944
2,256	Series 2003-34, Class ED, 6.000%, 05/25/33	2,681
640	Series 2003-34, Class GB, 6.000%, 03/25/33	735
1,199	Series 2003-34, Class GE, 6.000%, 05/25/33	1,430
811	Series 2003-35, Class EA, PO, 05/25/33	715
671	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	121

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,960	Series 2003-39, Class LW, 5.500%, 05/25/23	2,249
2,800	Series 2003-41, Class PE, 5.500%, 05/25/23	3,178
1,090	Series 2003-42, Class GB, 4.000%, 05/25/33	1,163
804	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	48
2,715	Series 2003-47, Class PE, 5.750%, 06/25/33	3,075
1,160	Series 2003-52, Class SX, HB, IF, 22.295%, 10/25/31	1,743
4,200	Series 2003-56, Class AZ, 5.500%, 08/25/31	4,352
20	Series 2003-60, Class NJ, 5.000%, 07/25/21	20
2,323	Series 2003-64, Class SX, IF, 13.279%, 07/25/33	2,560
5,000	Series 2003-67, Class TJ, 4.750%, 07/25/18	5,505
99	Series 2003-67, Class VQ, 7.000%, 01/25/19	101
142	Series 2003-68, Class QP, 3.000%, 07/25/22	145
3,728	Series 2003-71, Class DS, IF, 7.216%, 08/25/33	3,773
16,169	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	2,778
5,000	Series 2003-73, Class HC, 5.500%, 08/25/33	5,569
2,705	Series 2003-73, Class HF, VAR, 0.668%, 01/25/31	2,705
434	Series 2003-74, Class SH, IF, 9.777%, 08/25/33	444
2,261	Series 2003-76, Class SH, IF, 13.763%, 09/25/31	2,632
6,132	Series 2003-80, Class SY, IF, IO, 7.432%, 06/25/23	724
7,000	Series 2003-81, Class HC, 4.750%, 09/25/18	7,541
1,580	Series 2003-81, Class LC, 4.500%, 09/25/18	1,711
1,929	Series 2003-82, Class VB, 5.500%, 08/25/33	2,138
8,404	Series 2003-83, Class PG, 5.000%, 06/25/23	9,122
1,279	Series 2003-91, Class SD, IF, 12.136%, 09/25/33	1,490
589	Series 2003-92, Class GA, 4.500%, 09/25/18	604
169	Series 2003-92, Class SH, IF, 9.234%, 09/25/18	176
18,529	Series 2003-105, Class AZ, 5.500%, 10/25/33	22,054

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,758	Series 2003-106, Class US, IF, 8.747%, 11/25/23	1,791
6,274	Series 2003-116, Class SB, IF, IO, 7.382%, 11/25/33	1,330
6,167	Series 2003-117, Class JB, 3.500%, 06/25/33	6,501
2,240	Series 2003-122, Class TE, 5.000%, 12/25/22	2,449
853	Series 2003-128, Class KE, 4.500%, 01/25/14	881
3,300	Series 2003-128, Class NG, 4.000%, 01/25/19	3,531
2,166	Series 2003-130, Class CS, IF, 13.663%, 12/25/33	2,625
1,094	Series 2003-130, Class SX, IF, 11.192%, 01/25/34	1,237
1,102	Series 2003-131, Class SK, IF, 15.763%, 01/25/34	1,385
563	Series 2003-132, Class OA, PO, 08/25/33	515
5,895	Series 2004-3, Class BE, 4.000%, 02/25/19	6,311
4,155	Series 2004-4, Class QI, IF, IO, 6.882%, 06/25/33	809
3,090	Series 2004-4, Class QM, IF, 13.763%, 06/25/33	3,817
2,739	Series 2004-10, Class SC, HB, IF, 27.726%, 02/25/34	3,981
2,071	Series 2004-14, Class SD, IF, 8.747%, 03/25/34	2,101
4,433	Series 2004-17, Class H, 5.500%, 04/25/34	4,903
1,000	Series 2004-21, Class AE, 4.000%, 04/25/19	1,072
1,878	Series 2004-21, Class CO, PO, 04/25/34	1,635
438	Series 2004-22, Class A, 4.000%, 04/25/19	449
3,275	Series 2004-25, Class PC, 5.500%, 01/25/34	3,675
4,271	Series 2004-25, Class SA, IF, 18.924%, 04/25/34	5,888
8,100	Series 2004-27, Class HB, 4.000%, 05/25/19	8,728
6,766	Series 2004-28, Class PF, VAR, 0.618%, 03/25/34	6,759
10,524	Series 2004-36, Class FA, VAR, 0.618%, 05/25/34	10,515
2,157	Series 2004-36, Class PC, 5.500%, 02/25/34	2,424
4,500	Series 2004-36, Class SA, IF, 18.924%, 05/25/34	6,239
1,663	Series 2004-36, Class SN, IF, 13.763%, 07/25/33	2,086
7,376	Series 2004-46, Class EP, PO, 03/25/34	6,690

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	33

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3,278	Series 2004-46, Class HS, IF, IO, 5.782%, 05/25/30	146
1,082	Series 2004-46, Class QB, HB, IF, 23.126%, 05/25/34	1,613
953	Series 2004-46, Class SK, IF, 15.899%, 05/25/34	1,220
1,108	Series 2004-51, Class SY, IF, 13.803%, 07/25/34	1,353
1,273	Series 2004-53, Class NC, 5.500%, 07/25/24	1,363
1,074	Series 2004-59, Class BG, PO, 12/25/32	968
1,050	Series 2004-61, Class CO, PO, 10/25/31	1,027
281	Series 2004-61, Class SH, HB, IF, 23.115%, 11/25/32	429
845	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	927
5,000	Series 2004-65, Class EY, 5.500%, 08/25/24	5,721
12,000	Series 2004-72, Class CB, 4.000%, 09/25/19	12,902
1,043	Series 2004-74, Class SW, IF, 15.080%, 11/25/31	1,381
2,251	Series 2004-76, Class CL, 4.000%, 10/25/19	2,389
4,021	Series 2004-79, Class S, IF, 19.199%, 08/25/32	5,341
1,341	Series 2004-79, Class SP, IF, 19.199%, 11/25/34	1,850
2,000	Series 2004-81, Class AC, 4.000%, 11/25/19	2,119
9,600	Series 2004-81, Class JG, 5.000%, 11/25/24	10,862
877	Series 2004-89, Class EA, IF, 12.823%, 01/25/34	995
1,530	Series 2004-92, Class BX, 5.500%, 09/25/34	1,676
124	Series 2004-92, Class JO, PO, 12/25/34	118
2,120	Series 2004-101, Class HD, 5.000%, 01/25/20	2,379
1,084	Series 2005-14, Class BA, 4.500%, 04/25/19	1,122
5,600	Series 2005-16, Class LE, 5.500%, 07/25/33	6,211
4,600	Series 2005-25, Class PF, VAR, 0.568%, 04/25/35	4,576
523	Series 2005-27, Class TH, 5.500%, 07/25/31	538
1,011	Series 2005-42, Class PS, IF, 16.454%, 05/25/35	1,198
1,012	Series 2005-45, Class BG, 4.500%, 06/25/25	1,033
349	Series 2005-52, Class PA, 6.500%, 06/25/35	381
4,348	Series 2005-56, Class S, IF, IO, 6.492%, 07/25/35	733

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
2,096	Series 2005-56, Class TP, IF, 17.495%, 08/25/33	2,674
1,474	Series 2005-57, Class CD, HB, IF, 24.306%, 01/25/35	2,086
437	Series 2005-57, Class DC, HB, IF, 21.065%, 12/25/34	558
6,843	Series 2005-57, Class EG, VAR, 0.518%, 03/25/35	6,825
1,000	Series 2005-59, Class SU, HB, IF, 24.408%, 06/25/35	1,404
1,204	Series 2005-66, Class SG, IF, 16.829%, 07/25/35	1,417
8,500	Series 2005-67, Class EY, 5.500%, 08/25/25	9,514
1,500	Series 2005-68, Class BC, 5.250%, 06/25/35	1,653
6,072	Series 2005-68, Class PG, 5.500%, 08/25/35	6,840
2,500	Series 2005-68, Class UC, 5.000%, 06/25/35	2,739
6,496	Series 2005-72, Class SB, IF, 16.329%, 08/25/35	7,598
1,848	Series 2005-73, Class PS, IF, 16.154%, 08/25/35	2,188
9,538	Series 2005-73, Class ZB, 5.500%, 08/25/35	10,863
1,578	Series 2005-74, Class CP, HB, IF, 23.949%, 05/25/35	2,355
6,877	Series 2005-74, Class CS, IF, 19.419%, 05/25/35	9,602
4,728	Series 2005-74, Class SK, IF, 19.529%, 05/25/35	6,618
1,029	Series 2005-75, Class SV, HB, IF, 23.326%, 09/25/35	1,519
7,478	Series 2005-84, Class XM, 5.750%, 10/25/35	8,326
152	Series 2005-86, Class GB, 5.000%, 10/25/35	154
1,084	Series 2005-88, Class QO, PO, 11/25/33	1,075
2,482	Series 2005-90, Class ES, IF, 16.329%, 10/25/35	2,940
1,476	Series 2005-90, Class PO, PO, 09/25/35	1,399
5,724	Series 2005-93, Class MF, VAR, 0.468%, 08/25/34	5,693
12,676	Series 2005-106, Class US, HB, IF, 23.766%, 11/25/35	19,084
4,388	Series 2005-109, Class PB, 6.000%, 01/25/34	4,562
1,000	Series 2005-109, Class PC, 6.000%, 12/25/35	1,156
12,487	Series 2005-110, Class GJ, 5.500%, 11/25/30	13,050

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
17,500	Series 2005-110, Class GK, 5.500%, 08/25/34	19,575
5,659	Series 2005-110, Class GL, 5.500%, 12/25/35	6,538
2,360	Series 2005-110, Class MJ, 5.500%, 01/25/33	2,452
2,840	Series 2005-110, Class MN, 5.500%, 06/25/35	3,222
1,288	Series 2005-116, Class PB, 6.000%, 04/25/34	1,392
16,912	Series 2005-118, Class ME, 6.000%, 01/25/32	17,136
22,000	Series 2005-118, Class PN, 6.000%, 01/25/32	23,558
6,601	Series 2005-123, Class FG, VAR, 0.668%, 07/25/34	6,557
4,000	Series 2006-7, Class TC, 6.000%, 09/25/33	4,258
6,762	Series 2006-8, Class JZ, 5.500%, 03/25/36	7,830
1,250	Series 2006-11, Class PS, HB, IF, 23.766%, 03/25/36	1,797
6,762	Series 2006-12, Class BZ, 5.500%, 03/25/36	7,746
2,153	Series 2006-15, Class OT, PO, 01/25/36	2,037
4,297	Series 2006-16, Class FC, VAR, 0.518%, 03/25/36	4,285
6,762	Series 2006-16, Class HZ, 5.500%, 03/25/36	7,663
1,036	Series 2006-16, Class OA, PO, 03/25/36	956
2,402	Series 2006-22, Class AO, PO, 04/25/36	2,173
3,587	Series 2006-23, Class FK, VAR, 0.468%, 04/25/36	3,565
1,865	Series 2006-23, Class KO, PO, 04/25/36	1,755
4,923	Series 2006-27, Class OH, PO, 04/25/36	4,605
1,079	Series 2006-33, Class LS, HB, IF, 29.167%, 05/25/36	1,518
17,000	Series 2006-35, Class GD, 6.000%, 12/25/34	19,056
2,000	Series 2006-39, Class WC, 5.500%, 01/25/36	2,247
2,182	Series 2006-42, Class CF, VAR, 0.668%, 06/25/36	2,182
3,897	Series 2006-43, Class DO, PO, 06/25/36	3,516
69	Series 2006-43, Class G, 6.500%, 09/25/33	70
1,405	Series 2006-43, Class PO, PO, 06/25/36	1,292
3,431	Series 2006-43, Class VB, 6.500%, 10/25/17	3,643
13,196	Series 2006-44, Class FP, VAR, 0.618%, 06/25/36	13,169
2,400	Series 2006-44, Class GO, PO, 06/25/36	2,189

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
7,757	Series 2006-44, Class P, PO, 12/25/33	7,033
3,316	Series 2006-46, Class FW, VAR, 0.618%, 06/25/36	3,310
531	Series 2006-46, Class SW, HB, IF, 23.398%, 06/25/36	743
2,000	Series 2006-46, Class UC, 5.500%, 12/25/35	2,248
9,019	Series 2006-50, Class JO, PO, 06/25/36	8,061
12,852	Series 2006-50, Class PS, PO, 06/25/36	11,571
12,377	Series 2006-53, Class US, IF, IO, 6.362%, 06/25/36	1,839
18,805	Series 2006-56, Class FC, VAR, 0.508%, 07/25/36	18,760
6,972	Series 2006-56, Class PF, VAR, 0.568%, 07/25/36	6,952
921	Series 2006-58, Class AP, PO, 07/25/36	855
2,488	Series 2006-58, Class FL, VAR, 0.678%, 07/25/36	2,489
8,825	Series 2006-58, Class IG, IF, IO, 6.302%, 07/25/36	1,311
1,506	Series 2006-58, Class PO, PO, 07/25/36	1,359
225	Series 2006-59, Class CO, PO, 08/25/35	219
4,322	Series 2006-59, Class QO, PO, 01/25/33	4,056
1,130	Series 2006-60, Class AK, HB, IF, 27.926%, 07/25/36	1,808
6,393	Series 2006-60, Class DO, PO, 04/25/35	5,908
1,178	Series 2006-62, Class PS, HB, IF, 38.590%, 07/25/36	2,009
9,785	Series 2006-63, Class ZH, 6.500%, 07/25/36	11,620
2,819	Series 2006-65, Class QO, PO, 07/25/36	2,571
2,497	Series 2006-66, Class NV, 6.500%, 02/25/24	2,618
15,589	Series 2006-71, Class ZL, 6.000%, 07/25/36	18,264
5,079	Series 2006-72, Class GO, PO, 08/25/36	4,578
1,421	Series 2006-72, Class TO, PO, 08/25/36	1,317
371	Series 2006-75, Class CM, 6.500%, 12/25/33	374
10,500	Series 2006-77, Class PC, 6.500%, 08/25/36	12,309
2,781	Series 2006-78, Class BZ, 6.500%, 08/25/36	3,260
9,280	Series 2006-79, Class DF, VAR, 0.568%, 08/25/36	9,261
2,077	Series 2006-79, Class DO, PO, 08/25/36	1,894
1,852	Series 2006-79, Class OP, PO, 08/25/36	1,590
1,383	Series 2006-85, Class MZ, 6.500%, 09/25/36	1,638
2,106	Series 2006-86, Class OB, PO, 09/25/36	1,927
1,978	Series 2006-90, Class AO, PO, 09/25/36	1,832

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	35

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,122	Series 2006-94, Class GK, HB, IF, 32.158%, 10/25/26	1,691
1,916	Series 2006-95, Class SG, HB, IF, 25.326%, 10/25/36	2,823
4,700	Series 2006-102, Class MD, 6.000%, 01/25/35	5,238
559	Series 2006-109, Class PO, PO, 11/25/36	505
6,203	Series 2006-110, Class PO, PO, 11/25/36	5,691
2,100	Series 2006-111, Class EO, PO, 11/25/36	1,882
3,105	Series 2006-113, Class PO, PO, 07/25/36	2,961
508	Series 2006-115, Class ES, HB, IF, 25.686%, 12/25/36	790
1,802	Series 2006-115, Class OK, PO, 12/25/36	1,563
16,523	Series 2006-117, Class GS, IF, IO, 6.432%, 12/25/36	2,492
4,841	Series 2006-118, Class A1, VAR, 0.278%, 12/25/36	4,781
15,680	Series 2006-118, Class A2, VAR, 0.278%, 12/25/36	15,495
2,213	Series 2006-119, Class PO, PO, 12/25/36	2,014
1,300	Series 2006-128, Class BP, 5.500%, 01/25/37	1,476
1,380	Series 2006-128, Class PO, PO, 01/25/37	1,234
6,452	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	1,129
724	Series 2007-1, Class SD, HB, IF, 37.690%, 02/25/37	1,135
277	Series 2007-2, Class FA, VAR, 0.418%, 02/25/37	276
2,085	Series 2007-2, Class HF, VAR, 0.568%, 08/25/36	2,078
6,881	Series 2007-7, Class SG, IF, IO, 6.282%, 08/25/36	982
7,415	Series 2007-10, Class FD, VAR, 0.468%, 02/25/37	7,357
25,569	Series 2007-14, Class ES, IF, IO, 6.222%, 03/25/37	3,740
2,465	Series 2007-14, Class OP, PO, 03/25/37	2,246
5,047	Series 2007-14, Class QD, 5.500%, 11/25/35	5,641
1,923	Series 2007-15, Class NO, PO, 03/25/22	1,802
14,429	Series 2007-16, Class FC, VAR, 0.968%, 03/25/37	14,373
2,618	Series 2007-18, Class MZ, 6.000%, 03/25/37	3,099
1,824	Series 2007-22, Class SC, IF, IO, 5.862%, 03/25/37	257

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,750	Series 2007-24, Class GW, 5.500%, 03/25/29	1,940
4,071	Series 2007-29, Class SG, HB, IF, 21.938%, 04/25/37	5,806
14,345	Series 2007-35, Class SI, IF, IO, 5.882%, 04/25/37	1,852
2,139	Series 2007-42, Class AO, PO, 05/25/37	2,026
11,000	Series 2007-42, Class B, 6.000%, 05/25/37	12,936
5,363	Series 2007-43, Class FL, VAR, 0.518%, 05/25/37	5,332
1,500	Series 2007-47, Class PC, 5.000%, 07/25/33	1,554
22,769	Series 2007-53, Class SH, IF, IO, 5.882%, 06/25/37	2,916
30,687	Series 2007-54, Class FA, VAR, 0.618%, 06/25/37	30,640
4,450	Series 2007-54, Class WI, IF, IO, 5.882%, 06/25/37	639
38,634	Series 2007-60, Class AX, IF, IO, 6.932%, 07/25/37	7,073
3,134	Series 2007-62, Class SE, IF, 15.954%, 07/25/37	3,565
4,665	Series 2007-64, Class FB, VAR, 0.588%, 07/25/37	4,660
33,816	Series 2007-65, Class KI, IF, IO, 6.402%, 07/25/37	4,885
546	Series 2007-65, Class PA, 6.000%, 03/25/31	553
6,187	Series 2007-67, Class PO, PO, 07/25/37	5,657
3,771	Series 2007-70, Class Z, 5.500%, 07/25/37	4,358
40,120	Series 2007-72, Class EK, IF, IO, 6.182%, 07/25/37	5,846
1,515	Series 2007-75, Class EO, PO, 01/25/36	1,433
5,630	Series 2007-76, Class AZ, 5.500%, 08/25/37	6,445
3,831	Series 2007-76, Class ZG, 6.000%, 08/25/37	4,488
7,130	Series 2007-77, Class FG, VAR, 0.718%, 03/25/37	7,144
2,000	Series 2007-78, Class CB, 6.000%, 08/25/37	2,281
4,601	Series 2007-78, Class PE, 6.000%, 08/25/37	5,358
2,000	Series 2007-79, Class PC, 5.000%, 01/25/32	2,109
4,176	Series 2007-79, Class SB, HB, IF, 23.216%, 08/25/37	5,874
4,000	Series 2007-81, Class GE, 6.000%, 08/25/37	4,706
4,464	Series 2007-84, Class PG, 6.000%, 12/25/36	5,084
1,562	Series 2007-85, Class SL, IF, 15.604%, 09/25/37	1,792
9,643	Series 2007-88, Class VI, IF, IO, 6.322%, 09/25/37	1,612

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
9,878	Series 2007-91, Class ES, IF, IO, 6.242%, 10/25/37	1,723
2,886	Series 2007-92, Class YA, 6.500%, 06/25/37	3,289
4,810	Series 2007-92, Class YS, IF, IO, 5.562%, 06/25/37	619
3,604	Series 2007-97, Class FC, VAR, 0.718%, 07/25/37	3,610
7,176	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	1,467
1,049	Series 2007-97, Class MS, IF, 14.266%, 12/25/31	1,089
2,328	Series 2007-98, Class FB, VAR, 0.668%, 06/25/37	2,225
3,419	Series 2007-98, Class VA, 6.000%, 11/25/17	3,663
18,680	Series 2007-100, Class SM, IF, IO, 6.232%, 10/25/37	2,991
66,777	Series 2007-101, Class A2, VAR, 0.468%, 06/27/36	66,610
5,410	Series 2007-106, Class A7, VAR, 5.969%, 10/25/37	5,779
9,588	Series 2007-108, Class AN, VAR, 8.622%, 11/25/37	11,779
2,377	Series 2007-108, Class SA, IF, IO, 6.142%, 12/25/37	346
24,400	Series 2007-109, Class AI, IF, IO, 6.182%, 12/25/37	3,306
6,180	Series 2007-112, Class MJ, 6.500%, 12/25/37	7,383
12,344	Series 2007-112, Class SA, IF, IO, 6.232%, 12/25/37	1,793
44,000	Series 2007-114, Class A6, VAR, 0.418%, 10/27/37	43,727
20,932	Series 2007-116, Class HI, IO, VAR, 6.413%, 01/25/38	1,550
437	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	72
23,038	Series 2008-1, Class BI, IF, IO, 5.692%, 02/25/38	3,126
23,772	Series 2008-4, Class SD, IF, IO, 5.782%, 02/25/38	2,971
5,566	Series 2008-10, Class XI, IF, IO, 6.012%, 03/25/38	797
10,400	Series 2008-16, Class IS, IF, IO, 5.982%, 03/25/38	1,359
2,220	Series 2008-18, Class SP, IF, 13.563%, 03/25/38	2,642
8,767	Series 2008-20, Class SA, IF, IO, 6.772%, 03/25/38	1,580

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
17,129	Series 2008-24, Class PF, VAR, 0.868%, 02/25/38	17,226
7,692	Series 2008-27, Class SN, IF, IO, 6.682%, 04/25/38	1,383
2,530	Series 2008-28, Class QS, HB, IF, 20.045%, 04/25/38	3,338
12,573	Series 2008-32, Class SA, IF, IO, 6.632%, 04/25/38	2,145
18,267	Series 2008-35, Class AI, IO, VAR, 0.827%, 01/25/12	46
33,063	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	367
2,000	Series 2008-42, Class AO, PO, 09/25/36	1,833
457	Series 2008-44, Class PO, PO, 05/25/38	393
9,169	Series 2008-46, Class HI, IO, VAR, 6.658%, 06/25/38	628
5,114	Series 2008-47, Class SI, IF, IO, 6.282%, 06/25/23	619
2,649	Series 2008-53, Class CA, 5.000%, 07/25/23	2,960
5,474	Series 2008-53, Class CI, IF, IO, 6.982%, 07/25/38	889
25,024	Series 2008-55, Class S, IF, IO, 7.382%, 07/25/28	4,066
5,203	Series 2008-56, Class AC, 5.000%, 07/25/38	5,688
635	Series 2008-59, Class IG, IO, 5.500%, 11/25/34	33
1,500	Series 2008-60, Class JC, 5.000%, 07/25/38	1,670
2,778	Series 2008-61, Class BH, 4.500%, 07/25/23	3,076
3,778	Series 2008-61, Class CB, 5.000%, 07/25/23	4,313
209	Series 2008-66, Class GD, 6.000%, 06/25/30	217
7,346	Series 2008-76, Class GF, VAR, 0.868%, 09/25/23	7,410
18,202	Series 2008-80, Class SA, IF, IO, 5.632%, 09/25/38	2,331
8,992	Series 2008-81, Class SB, IF, IO, 5.632%, 09/25/38	1,257
1,330	Series 2009-4, Class BD, 4.500%, 02/25/39	1,407
11,866	Series 2009-6, Class GS, IF, IO, 6.332%, 02/25/39	1,839
7,228	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	796
9,053	Series 2009-15, Class MI, IO, 5.000%, 03/25/24	909
14,543	Series 2009-17, Class QS, IF, IO, 6.432%, 03/25/39	2,103

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	37

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3,494	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	366
994	Series 2009-47, Class MT, 7.000%, 07/25/39	1,122
8,377	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	1,215
10,000	Series 2009-59, Class HB, 5.000%, 08/25/39	11,193
924	Series 2009-63, Class P, 5.000%, 03/25/37	995
8,586	Series 2009-69, Class WA, VAR, 6.024%, 09/25/39	9,633
6,534	Series 2009-70, Class CO, PO, 01/25/37	5,913
15,463	Series 2009-84, Class WS, IF, IO, 5.682%, 10/25/39	1,983
30,089	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	5,109
33,166	Series 2009-86, Class OT, PO, 10/25/37	28,831
29,809	Series 2009-86, Class UI, IO, 4.000%, 10/25/14	2,079
14,896	Series 2009-99, Class SC, IF, IO, 5.962%, 12/25/39	1,947
9,275	Series 2009-99, Class WA, VAR, 6.303%, 12/25/39	10,678
15,853	Series 2009-103, Class MB, 4.000%, 12/25/39	16,884
20,310	Series 2009-112, Class ST, IF, IO, 6.032%, 01/25/40	2,344
3,317	Series 2009-113, Class AO, PO, 01/25/40	3,009
3,044	Series 2010-1, Class WA, VAR, 6.153%, 02/25/40	3,462
8,939	Series 2010-14, Class FJ, VAR, 0.818%, 03/25/40	8,959
7,882	Series 2010-16, Class WA, VAR, 6.442%, 03/25/40	9,088
6,952	Series 2010-16, Class WB, VAR, 6.215%, 03/25/40	7,934
18,504	Series 2010-35, Class SB, IF, IO, 6.202%, 04/25/40	2,243
3,000	Series 2010-35, Class SJ, IF, 16.939%, 04/25/40	4,157
1,786	Series 2010-39, Class OT, PO, 10/25/35	1,628
7,039	Series 2010-40, Class FJ, VAR, 0.818%, 04/25/40	7,063
15,832	Series 2010-42, Class S, IF, IO, 6.182%, 05/25/40	1,936
2,134	Series 2010-45, Class BD, 4.500%, 11/25/38	2,329

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
2,716		Series 2010-47, Class AV, 5.000%, 05/25/21	3,008
17,043		Series 2010-49, Class SC, IF, 12.223%, 03/25/40	19,849
9,760		Series 2010-58, Class MB, 5.500%, 06/25/40	11,262
59,320		Series 2010-64, Class DM, 5.000%, 06/25/40	64,206
2,000		Series 2010-102, Class PN, 5.000%, 09/25/40	2,245
12,313		Series 2010-103, Class SB, IF, IO, 5.882%, 11/25/49	1,725
66,730		Series 2010-111, Class AE, 5.500%, 04/25/38	71,042
19,500		Series 2010-111, Class AM, 5.500%, 10/25/40	21,738
37,873		Series 2010-125, Class SA, IF, IO, 4.222%, 11/25/40	3,594
46,201		Series 2010-133, Class A, 5.500%, 05/25/38	49,441
21,444		Series 2010-148, Class MA, 4.000%, 02/25/39	23,023
16,520		Series 2011-2, Class WA, VAR, 5.728%, 02/25/51	18,192
7,210		Series 2011-17, Class EF, VAR, 0.518%, 07/25/25	7,191
2,847		Series 2011-22, Class MA, 6.500%, 04/25/38	3,206
105,645		Series 2011-30, Class LS, IO, VAR, 4.835%, 04/25/41	8,304
10,138		Series 2011-47, Class ZA, 5.500%, 07/25/38	11,546
4,772		Series 2011-58, Class WA, VAR, 5.419%, 07/25/51	5,279
13,919		Series 2011-75, Class FA, VAR, 0.768%, 08/25/41	13,928
17		Series G-14, Class L, 8.500%, 06/25/21	20
1		Series G-17, Class S, HB, VAR, 1,055.166%, 06/25/21	26
84		Series G-18, Class Z, 8.750%, 06/25/21	98
21		Series G-22, Class G, 6.000%, 12/25/16	23
75		Series G-28, Class S, IF, 14.850%, 09/25/21	102
131		Series G-35, Class M, 8.750%, 10/25/21	150
25		Series G-51, Class SA, HB, IF, 23.729%, 12/25/21	38
1		Series G92-15, Class Z, 7.000%, 01/25/22	1
—	(h)	Series G92-27, Class SQ, HB, IF, 1,737.650%, 05/25/22	54
574		Series G92-35, Class E, 7.500%, 07/25/22	645

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
—	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	6
53		Series G92-42, Class Z, 7.000%, 07/25/22	59
1,678		Series G92-44, Class ZQ, 8.000%, 07/25/22	1,913
755		Series G92-45, Class Z, 6.000%, 08/25/22	814
52		Series G92-52, Class FD, VAR, 0.271%, 09/25/22	51
709		Series G92-54, Class ZQ, 7.500%, 09/25/22	801
53		Series G92-59, Class F, VAR, 2.038%, 10/25/22	55
106		Series G92-61, Class Z, 7.000%, 10/25/22	128
76		Series G92-62, Class B, PO, 10/25/22	64
362		Series G93-1, Class KA, 7.900%, 01/25/23	416
141		Series G93-5, Class Z, 6.500%, 02/25/23	158
105		Series G93-14, Class J, 6.500%, 03/25/23	117
248		Series G93-17, Class SI, IF, 6.000%, 04/25/23	258
234		Series G93-27, Class FD, VAR, 1.130%, 08/25/23	237
58		Series G93-37, Class H, PO, 09/25/23	49
165		Series G95-1, Class C, 8.800%, 01/25/25	192
		Federal National Mortgage Association STRIPS,
6		Series 23, Class 2, IO, 10.000%, 09/01/17	1
4		Series 50, Class 2, IO, 10.500%, 03/01/19	1
54		Series 218, Class 2, IO, 7.500%, 04/01/23	10
32		Series 265, Class 2, 9.000%, 03/01/24	38
911		Series 329, Class 1, PO, 01/01/33	814
2,943		Series 339, Class 18, IO, 4.500%, 07/01/18	262
4,100		Series 339, Class 21, IO, 4.500%, 07/01/18	345
2,096		Series 339, Class 28, IO, 5.500%, 07/01/18	218
1,398		Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	171
5,007		Series 365, Class 8, IO, 5.500%, 05/01/36	886
585		Series 368, Class 3, IO, 4.500%, 11/01/20	51
3,453		Series 374, Class 5, IO, 5.500%, 08/01/36	596
4,473		Series 383, Class 33, IO, 6.000%, 01/01/38	711
1,153		Series 393, Class 6, IO, 5.500%, 04/25/37	140
		Federal National Mortgage Association Whole Loan,
2,766		Series 2003-W1, Class 1A1, VAR, 6.333%, 12/25/42	3,290
660		Series 2003-W1, Class 2A, VAR, 7.181%, 12/25/42	783
2,370		Series 2003-W2, Class 1A1, 6.500%, 07/25/42	2,727
1,444		Series 2003-W2, Class 2A9, 5.900%, 07/25/42	1,620

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
584	Series 2003-W4, Class 2A, VAR, 6.500%, 10/25/42	652
4,595	Series 2003-W6, Class 3A, 6.500%, 09/25/42	5,355
5,327	Series 2003-W8, Class 2A, 7.000%, 10/25/42	6,154
1,121	Series 2003-W8, Class 3F1, VAR, 0.618%, 05/25/42	1,114
7,151	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	8,352
6,800	Series 2004-W10, Class A6, 5.750%, 08/25/34	7,500
2,297	Series 2004-W11, Class 1A1, 6.000%, 05/25/44	2,577
7,123	Series 2004-W15, Class 2AF, VAR, 0.468%, 08/25/44	7,082
2,438	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	2,824
2,276	Series 2004-W8, Class 3A, 7.500%, 06/25/44	2,656
4,333	Series 2005-W1, Class 1A2, 6.500%, 10/25/44	5,079
53,198	Series 2005-W3, Class 2AF, VAR, 0.438%, 03/25/45	52,945
3,246	Series 2005-W4, Class 1A1, 6.000%, 08/25/35	3,642
25,686	Series 2006-W2, Class 1AF1, VAR, 0.438%, 02/25/36	25,562
5,975	Series 2006-W2, Class 2A, VAR, 2.917%, 11/25/35	6,176
5,982	Series 2006-W3, Class 2A, 6.000%, 09/25/46	6,680
54,514	Series 2007-W1, Class 1AF1, VAR, 0.478%, 11/25/46	54,333
894	Series 2007-W10, Class 2A, VAR, 6.214%, 08/25/47	1,004
4,306	Series 2007-W3, Class 1A3, 6.750%, 04/25/37	4,751
2,680	Series 2007-W5, Class PO, PO, 06/25/37	2,344
3,046	Series 2007-W7, Class 1A4, HB, IF, 37.870%, 07/25/37	5,281
32,498	Series 2009-W1, Class A, 6.000%, 12/25/49	36,458
	Government National Mortgage Association,
1,512	Series 1994-3, Class PQ, 7.488%, 07/16/24	1,809
1,442	Series 1994-4, Class KQ, 7.988%, 07/16/24	1,669
5,252	Series 1994-7, Class PQ, 6.500%, 10/16/24	6,091
326	Series 1995-3, Class DQ, 8.050%, 06/16/25	378
81	Series 1995-7, Class CQ, 7.500%, 09/16/25	92

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	39

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,233	Series 1996-16, Class E, 7.500%, 08/16/26	1,415
936	Series 1997-8, Class PN, 7.500%, 05/16/27	1,070
209	Series 1997-11, Class D, 7.500%, 07/20/27	241
614	Series 1998-26, Class K, 7.500%, 09/17/25	712
4,575	Series 1999-4, Class ZB, 6.000%, 02/20/29	5,115
4,269	Series 1999-10, Class ZC, 6.500%, 04/20/29	4,929
604	Series 1999-30, Class S, IF, IO, 8.392%, 08/16/29	124
31	Series 1999-33, Class SM, IF, 9.200%, 09/16/29	35
490	Series 1999-40, Class ZW, 7.500%, 11/20/29	541
913	Series 1999-41, Class Z, 8.000%, 11/16/29	1,067
408	Series 1999-44, Class PC, 7.500%, 12/20/29	472
4,765	Series 1999-44, Class ZC, 8.500%, 12/16/29	5,929
742	Series 1999-44, Class ZG, 8.000%, 12/20/29	866
963	Series 2000-6, Class Z, 7.500%, 02/20/30	1,089
370	Series 2000-9, Class Z, 8.000%, 06/20/30	433
4,754	Series 2000-9, Class ZJ, 8.500%, 02/16/30	5,881
547	Series 2000-12, Class ST, HB, IF, 38.559%, 02/16/30	1,111
1,296	Series 2000-14, Class PD, 7.000%, 02/16/30	1,493
360	Series 2000-16, Class ZN, 7.500%, 02/16/30	387
4,325	Series 2000-21, Class Z, 9.000%, 03/16/30	5,430
747	Series 2000-26, Class TZ, 8.500%, 09/20/30	869
198	Series 2000-26, Class Z, 7.750%, 09/20/30	230
37	Series 2000-30, Class ST, IF, 11.050%, 12/16/22	40
602	Series 2000-31, Class Z, 9.000%, 10/20/30	707
343	Series 2000-35, Class ZA, 9.000%, 11/20/30	382
52	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	17
1,193	Series 2000-37, Class B, 8.000%, 12/20/30	1,400
208	Series 2000-38, Class AH, 7.150%, 12/20/30	252
343	Series 2001-4, Class SJ, IF, IO, 7.940%, 01/19/30	99
267	Series 2001-6, Class SD, IF, IO, 8.342%, 03/16/31	93
1,099	Series 2001-7, Class PK, 6.500%, 03/20/31	1,195
1,617	Series 2001-8, Class Z, 6.500%, 03/20/31	1,869
2,363	Series 2001-22, Class PS, HB, IF, 20.461%, 03/17/31	3,350
59	Series 2001-32, Class WA, IF, 19.592%, 07/20/31	87

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
465	Series 2001-35, Class SA, IF, IO, 8.042%, 08/16/31	128
355	Series 2001-36, Class S, IF, IO, 7.842%, 08/16/31	95
4,500	Series 2001-53, Class PB, 6.500%, 11/20/31	5,423
3,064	Series 2001-64, Class MQ, 6.500%, 12/20/31	3,260
445	Series 2002-3, Class SP, IF, IO, 7.182%, 01/16/32	114
855	Series 2002-7, Class PG, 6.500%, 01/20/32	1,015
1,912	Series 2002-24, Class AG, IF, IO, 7.742%, 04/16/32	461
171	Series 2002-24, Class SB, IF, 11.613%, 04/16/32	208
263	Series 2002-31, Class S, IF, IO, 8.492%, 01/16/31	74
4,480	Series 2002-31, Class SE, IF, IO, 7.292%, 04/16/30	951
2,072	Series 2002-40, Class UK, 6.500%, 06/20/32	2,410
71	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	78
8,285	Series 2002-45, Class QE, 6.500%, 06/20/32	9,730
2,496	Series 2002-47, Class PG, 6.500%, 07/16/32	2,915
930	Series 2002-47, Class PY, 6.000%, 07/20/32	1,048
4,162	Series 2002-47, Class ZA, 6.500%, 07/20/32	4,759
165	Series 2002-51, Class SG, HB, IF, 31.577%, 04/20/31	313
2,781	Series 2002-52, Class GH, 6.500%, 07/20/32	3,199
1,208	Series 2002-54, Class GB, 6.500%, 08/20/32	1,389
2,120	Series 2002-69, Class PO, PO, 02/20/32	2,004
326	Series 2002-70, Class AV, 6.000%, 03/20/12	327
2,232	Series 2002-70, Class PS, IF, IO, 7.487%, 08/20/32	276
1,411	Series 2002-75, Class PB, 6.000%, 11/20/32	1,707
955	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	49
1,005	Series 2003-4, Class NY, 5.500%, 12/20/13	1,056
719	Series 2003-8, Class PO, PO, 01/16/32	686
2,243	Series 2003-11, Class SK, IF, IO, 7.492%, 02/16/33	516
932	Series 2003-12, Class SP, IF, IO, 7.487%, 02/20/33	215
367	Series 2003-24, Class PO, PO, 03/16/33	296

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
5,529	Series 2003-25, Class PZ, 5.500%, 04/20/33	6,355
672	Series 2003-34, Class TO, PO, 02/16/32	642
1,787	Series 2003-40, Class TC, 7.500%, 03/20/33	1,877
3,156	Series 2003-40, Class TJ, 6.500%, 03/20/33	3,800
1,120	Series 2003-46, Class MG, 6.500%, 05/20/33	1,348
2,072	Series 2003-46, Class TC, 6.500%, 03/20/33	2,424
1,559	Series 2003-52, Class AP, PO, 06/16/33	1,228
3,196	Series 2003-58, Class BE, 6.500%, 01/20/33	3,718
442	Series 2003-60, Class NS, IF, 16.042%, 07/16/33	468
5,621	Series 2003-75, Class ZX, 6.000%, 09/16/33	6,474
1,466	Series 2003-76, Class LS, IF, IO, 6.987%, 09/20/31	105
252	Series 2003-90, Class PO, PO, 10/20/33	213
3,514	Series 2003-97, Class SA, IF, IO, 6.342%, 11/16/33	746
3,221	Series 2003-112, Class SA, IF, IO, 6.342%, 12/16/33	611
20,000	Series 2003-112, Class TS, IF, IO, 6.737%, 10/20/32	3,439
905	Series 2003-114, Class SH, IF, 14.321%, 11/17/32	1,117
9,808	Series 2004-11, Class SW, IF, IO, 5.287%, 02/20/34	1,229
4,730	Series 2004-15, Class SA, IF, 19.077%, 12/20/32	5,968
347	Series 2004-27, Class VJ, 6.000%, 02/20/15	349
1,149	Series 2004-28, Class S, IF, 19.090%, 04/16/34	1,609
3,430	Series 2004-34, Class JO, PO, 02/20/34	3,210
3,541	Series 2004-46, Class PO, PO, 06/20/34	3,015
5,527	Series 2004-49, Class Z, 6.000%, 06/20/34	6,625
1,788	Series 2004-68, Class PO, PO, 05/20/31	1,690
1,912	Series 2004-71, Class SB, HB, IF, 28.418%, 09/20/34	2,713
1,912	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	1,874
1,687	Series 2004-73, Class AE, IF, 14.425%, 08/17/34	2,088
9,630	Series 2004-73, Class JL, IF, IO, 6.342%, 09/16/34	1,767
1,225	Series 2004-83, Class AP, IF, 13.806%, 10/16/34	1,457
774	Series 2004-85, Class PO, PO, 01/17/33	720
1,136	Series 2004-87, Class SB, IF, 7.431%, 03/17/33	1,230

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,073	Series 2004-89, Class LS, HB, IF, 23.619%, 10/16/34	1,747
21,393	Series 2004-90, Class SI, IF, IO, 5.887%, 10/20/34	3,074
9,546	Series 2004-96, Class SC, IF, IO, 5.867%, 11/20/34	1,427
10,500	Series 2005-3, Class SB, IF, IO, 5.887%, 01/20/35	1,482
15,543	Series 2005-3, Class SK, IF, IO, 6.537%, 01/20/35	2,719
1,358	Series 2005-6, Class GS, IF, 13.074%, 12/20/32	1,613
4,461	Series 2005-7, Class JM, IF, 16.262%, 05/18/34	5,183
16,150	Series 2005-17, Class SL, IF, IO, 6.487%, 07/20/34	2,853
2,250	Series 2005-35, Class FL, VAR, 0.563%, 03/20/32	2,235
1,710	Series 2005-44, Class SP, IF, 11.774%, 10/20/34	1,983
1,783	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	352
266	Series 2005-65, Class SA, HB, IF, 21.925%, 08/20/35	342
584	Series 2005-66, Class SP, HB, IF, 20.139%, 08/16/35	801
7,387	Series 2005-68, Class DP, IF, 15.932%, 06/17/35	8,808
34,818	Series 2005-68, Class KI, IF, IO, 6.087%, 09/20/35	5,920
6,626	Series 2005-69, Class SY, IF, IO, 6.537%, 11/20/33	1,170
2,767	Series 2005-72, Class AZ, 5.500%, 09/20/35	3,249
1,576	Series 2005-82, Class PO, PO, 10/20/35	1,321
3,159	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	596
1,077	Series 2005-93, Class JO, PO, 03/20/31	1,041
3,008	Series 2006-16, Class OP, PO, 03/20/36	2,500
3,552	Series 2006-20, Class QA, 5.750%, 02/20/36	3,929
5,561	Series 2006-33, Class Z, 6.500%, 07/20/36	6,891
754	Series 2006-34, Class PO, PO, 07/20/36	627
912	Series 2006-38, Class SW, IF, IO, 6.287%, 06/20/36	118
5,808	Series 2006-38, Class ZK, 6.500%, 08/20/36	7,042
10,665	Series 2006-40, Class VB, 6.000%, 11/20/26	11,103
1,962	Series 2006-57, Class PZ, 5.565%, 10/20/36	2,278

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	41

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
5,339	Series 2006-59, Class SD, IF, IO, 6.487%, 10/20/36	830
11,039	Series 2006-65, Class SA, IF, IO, 6.587%, 11/20/36	1,702
8,178	Series 2007-9, Class CI, IF, IO, 5.987%, 03/20/37	1,187
13,819	Series 2007-9, Class DI, IF, IO, 6.297%, 03/20/37	2,065
17,482	Series 2007-17, Class AF, VAR, 0.408%, 04/16/37	17,377
12,200	Series 2007-17, Class JI, IF, IO, 6.602%, 04/16/37	2,092
4,733	Series 2007-17, Class JO, PO, 04/16/37	3,923
6,070	Series 2007-19, Class SD, IF, IO, 5.987%, 04/20/37	863
3,815	Series 2007-25, Class FN, VAR, 0.508%, 05/16/37	3,790
14,611	Series 2007-26, Class SC, IF, IO, 5.987%, 05/20/37	2,318
31,989	Series 2007-26, Class SW, IF, IO, 5.987%, 05/20/37	5,053
10,226	Series 2007-27, Class SD, IF, IO, 5.987%, 05/20/37	1,768
1,111	Series 2007-28, Class BO, PO, 05/20/37	924
12,585	Series 2007-35, Class PO, PO, 06/16/37	10,192
927	Series 2007-35, Class TO, PO, 04/20/35	890
1,903	Series 2007-36, Class HO, PO, 06/16/37	1,595
8,157	Series 2007-36, Class SE, IF, IO, 6.262%, 06/16/37	1,202
11,028	Series 2007-36, Class SJ, IF, IO, 6.037%, 06/20/37	1,661
8,350	Series 2007-40, Class SD, IF, IO, 6.537%, 07/20/37	1,272
14,673	Series 2007-40, Class SN, IF, IO, 6.467%, 07/20/37	2,091
20,267	Series 2007-42, Class SC, IF, IO, 6.537%, 07/20/37	3,070
12,682	Series 2007-45, Class QA, IF, IO, 6.427%, 07/20/37	1,828
2,721	Series 2007-49, Class NO, PO, 12/20/35	2,566
4,376	Series 2007-50, Class AI, IF, IO, 6.562%, 08/20/37	706
7,821	Series 2007-53, Class ES, IF, IO, 6.337%, 09/20/37	1,045
3,078	Series 2007-53, Class SW, IF, 19.566%, 09/20/37	4,056
12,084	Series 2007-57, Class PO, PO, 03/20/37	10,103

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
11,377	Series 2007-57, Class QA, IF, IO, 6.287%, 10/20/37	1,624
11,722	Series 2007-67, Class SI, IF, IO, 6.297%, 11/20/37	1,690
6,000	Series 2007-70, Class TA, 5.750%, 08/20/36	6,388
9,104	Series 2007-71, Class SB, IF, IO, 6.487%, 07/20/36	1,044
10,000	Series 2007-72, Class US, IF, IO, 6.337%, 11/20/37	1,323
11,042	Series 2007-73, Class MI, IF, IO, 5.787%, 11/20/37	1,419
6,851	Series 2007-74, Class SL, IF, IO, 6.332%, 11/16/37	1,152
21,499	Series 2007-76, Class SB, IF, IO, 6.287%, 11/20/37	3,093
16,060	Series 2007-79, Class SY, IF, IO, 6.337%, 12/20/37	2,126
12,346	Series 2007-82, Class SA, IF, IO, 6.317%, 12/20/37	1,697
1,165	Series 2008-7, Class SK, IF, 19.311%, 11/20/37	1,501
1,635	Series 2008-7, Class SP, IF, 12.974%, 10/20/37	1,916
3,402	Series 2008-17, Class IO, IO, 5.500%, 02/20/38	635
3,209	Series 2008-20, Class PO, PO, 09/20/37	2,753
1,562	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	180
7,242	Series 2008-25, Class SB, IF, IO, 6.687%, 03/20/38	1,125
3,585	Series 2008-29, Class PO, PO, 02/17/33	3,122
16,993	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	2,497
5,090	Series 2008-33, Class XS, IF, IO, 7.492%, 04/16/38	852
6,000	Series 2008-36, Class AY, 5.000%, 04/16/23	6,966
13,620	Series 2008-36, Class SH, IF, IO, 6.087%, 04/20/38	1,906
28,421	Series 2008-40, Class SA, IF, IO, 6.192%, 05/16/38	5,739
11,814	Series 2008-41, Class SA, IF, IO, 6.127%, 05/20/38	1,703
1,436	Series 2008-43, Class NA, 5.500%, 11/20/37	1,538
3,500	Series 2008-50, Class KB, 6.000%, 06/20/38	4,090
4,260	Series 2008-55, Class SA, IF, IO, 5.987%, 06/20/38	624

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
17,453	Series 2008-60, Class CS, IF, IO, 5.937%, 07/20/38	2,274
3,075	Series 2008-60, Class PO, PO, 01/20/38	2,751
1,639	Series 2008-64, Class ED, 6.500%, 04/20/28	1,812
10,000	Series 2008-65, Class ME, 5.750%, 09/20/37	11,141
10,798	Series 2008-69, Class QD, 5.750%, 07/20/38	12,118
6,805	Series 2008-71, Class SC, IF, IO, 5.787%, 08/20/38	908
17,391	Series 2008-76, Class US, IF, IO, 5.687%, 09/20/38	2,295
8,206	Series 2008-79, Class CS, IF, 6.587%, 06/20/35	8,678
32,637	Series 2008-81, Class S, IF, IO, 5.987%, 09/20/38	5,241
14,954	Series 2008-93, Class AS, IF, IO, 5.487%, 12/20/38	1,895
32,337	Series 2008-95, Class DS, IF, IO, 7.087%, 12/20/38	5,649
9,472	Series 2008-96, Class SL, IF, IO, 5.787%, 12/20/38	1,190
10,544	Series 2009-6, Class SA, IF, IO, 5.892%, 02/16/39	1,320
10,145	Series 2009-6, Class SH, IF, IO, 5.827%, 02/20/39	1,334
16,037	Series 2009-10, Class SA, IF, IO, 5.737%, 02/20/39	2,124
5,885	Series 2009-10, Class SL, IF, IO, 6.292%, 03/16/34	728
11,966	Series 2009-11, Class SC, IF, IO, 5.942%, 02/16/39	1,575
4,361	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	763
8,920	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	1,638
28,453	Series 2009-22, Class SA, IF, IO, 6.057%, 04/20/39	3,864
15,473	Series 2009-24, Class DS, IF, IO, 6.087%, 03/20/39	1,939
7,645	Series 2009-25, Class SE, IF, IO, 7.387%, 09/20/38	1,345
15,791	Series 2009-31, Class ST, IF, IO, 6.137%, 03/20/39	2,062
19,007	Series 2009-31, Class TS, IF, IO, 6.087%, 03/20/39	2,553
4,721	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	848

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
4,738	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	881
12,270	Series 2009-35, Class SN, IF, IO, 6.192%, 12/16/38	1,532
24,207	Series 2009-42, Class SC, IF, IO, 5.867%, 06/20/39	3,158
16,832	Series 2009-43, Class SA, IF, IO, 5.737%, 06/20/39	2,208
10,764	Series 2009-44, Class MV, 6.000%, 04/20/20	12,140
3,868	Series 2009-44, Class VA, 5.500%, 05/16/20	4,271
34,743	Series 2009-64, Class SN, IF, IO, 5.892%, 07/16/39	4,356
6,057	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	1,023
21,725	Series 2009-72, Class SM, IF, IO, 6.042%, 08/16/39	2,850
3,070	Series 2009-75, Class MN, 5.500%, 09/20/39	3,615
15,842	Series 2009-79, Class OK, PO, 11/16/37	13,413
32,083	Series 2009-81, Class SB, IF, IO, 5.877%, 09/20/39	4,207
14,856	Series 2009-83, Class TS, IF, IO, 5.887%, 08/20/39	1,920
4,552	Series 2009-89, Class VA, 5.000%, 07/20/20	5,103
54,687	Series 2009-102, Class SM, IF, IO, 6.192%, 06/16/39	6,870
3,741	Series 2009-104, Class AB, 7.000%, 08/16/39	4,484
21,481	Series 2009-106, Class AS, IF, IO, 6.192%, 11/16/39	2,741
80,221	Series 2009-106, Class ST, IF, IO, 5.787%, 02/20/38	11,604
6,179	Series 2009-121, Class VA, 5.500%, 11/20/20	7,070
7,351	Series 2010-14, Class AO, PO, 12/20/32	6,478
2,804	Series 2010-14, Class AO, PO, 11/20/35	2,381
4,500	Series 2010-14, Class CO, PO, 08/20/35	3,220
1,146	Series 2010-14, Class EO, PO, 06/16/33	1,082
36,635	Series 2010-14, Class QP, 6.000%, 12/20/39	40,014
5,296	Series 2010-41, Class WA, VAR, 5.853%, 10/20/33	5,943
3,400	Series 2010-103, Class WA, VAR, 5.767%, 08/20/34	3,843

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	43

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
4,267	Series 2010-129, Class AW, VAR, 6.151%, 04/20/37	4,851
30,773	Series 2010-130, Class CP, 7.000%, 10/16/40	36,400
21,890	Series 2010-157, Class OP, PO, 12/20/40	17,247
1,895	Series 2011-22, Class WA, 5.947%, 02/20/37	2,157
5,627	Series 2011-43, Class ZQ, 5.500%, 01/16/33	6,621
33,135	Series 2011-75, Class SM, IF, IO, 6.387%, 05/20/41	5,053
7,866	Series 2011-97, Class WA, VAR, 6.069%, 11/20/38	8,918
	NCUA Guaranteed Notes,
72,161	Series 2010-C1, Class APT, 2.650%, 10/29/20	74,878
32,060	Series 2010-R3, Class 1A, VAR, 0.761%, 12/08/20	32,310
9,595	Series 2010-R3, Class 3A, 2.400%, 12/08/20	9,883
	Vendee Mortgage Trust,
12,050	Series 1993-1, Class ZB, 7.250%, 02/15/23	14,008
2,378	Series 1994-1, Class 1, VAR, 5.629%, 02/15/24	2,629
8,524	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	9,658
3,407	Series 1996-1, Class 1Z, 6.750%, 02/15/26	4,007
1,610	Series 1996-2, Class 1Z, 6.750%, 06/15/26	1,893
4,755	Series 1997-1, Class 2Z, 7.500%, 02/15/27	5,630
3,255	Series 1998-1, Class 2E, 7.000%, 03/15/28	3,819

		5,041,243

	Non-Agency CMO — 12.0%
6,426	AAM ACE Resecuritization Trust, Series 2011-1, Class A20, VAR, 0.478%, 02/02/37 (e)	6,073
62	ABN Amro Mortgage Corp., Series 2003-9, Class A2, 4.500%, 08/25/18	62
	AH Mortgage Advance Trust,
23,366	Series SART-2, Class A1, 3.270%, 09/15/43 (e)	23,362
7,000	Series SART-2, Class B1, 6.900%, 09/15/43 (e)	7,000
	American General Mortgage Loan Trust,
3,758	Series 2006-1, Class A5, VAR, 5.736%, 12/25/35 (e)	3,869
24,489	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	24,588
16,389	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	16,548

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
33,300	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	33,781
11,515	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	11,807
8,500	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 2.100%, 09/25/35	3,304
	ASG Resecuritization Trust,
7,313	Series 2009-1, Class A60, VAR, 5.218%, 06/26/37 (e)	7,386
19,373	Series 2009-2, Class A55, VAR, 5.367%, 05/24/36 (e)	19,193
5,300	Series 2009-2, Class G60, VAR, 5.345%, 05/24/36 (e)	5,024
38,400	Series 2009-3, Class A65, VAR, 5.235%, 03/26/37 (e)	38,096
22,169	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	22,502
4,582	Series 2009-5, Class A50, VAR, 5.568%, 02/28/37 (e)	4,662
9,426	Series 2010-1, Class A85, VAR, 0.621%, 02/27/36 (e)	9,049
16,037	Series 2010-2, Class A60, VAR, 4.964%, 01/28/37 (e)	16,157
16,082	Series 2010-3, Class 2A22, VAR, 0.395%, 10/28/36 (e)	15,599
9,423	Series 2010-4, Class 1A22, VAR, 0.351%, 07/28/36 (e) (f) (i)	9,164
4,533	Series 2010-4, Class 2A20, VAR, 0.344%, 11/28/36 (e)	4,408
6,665	Series 2011-1, Class 1A85, 4.000%, 09/28/20 (e)	6,650
9,596	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	10,124
9,647	Series 2011-1, Class 3A50, VAR, 2.555%, 11/28/35 (e) (f) (i)	9,261
2,399	Series 2011-2, Class A48S, HB, IF, 23.364%, 02/28/36 (e)	3,286
	Banc of America Alternative Loan Trust,
396	Series 2003-1, Class APO, PO, 02/25/33	252
4,644	Series 2003-7, Class 1CB1, 5.500%, 09/25/33	4,780
6,933	Series 2003-7, Class 2A4, 5.000%, 09/25/18	7,074
7,911	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	8,132
8,898	Series 2003-11, Class 1A1, 6.000%, 01/25/34	8,914

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
7,189	Series 2003-11, Class 2A1, 6.000%, 01/25/34	7,219
956	Series 2003-11, Class PO, PO, 01/25/34	784
2,566	Series 2004-1, Class 1A1, 6.000%, 02/25/34	2,696
2,486	Series 2004-1, Class 5A1, 5.500%, 02/25/19	2,510
509	Series 2004-6, Class 15PO, PO, 07/25/19	394
1,142	Series 2004-6, Class 3A2, 6.000%, 07/25/34	1,155
3,820	Series 2004-8, Class 3A1, 5.500%, 09/25/19	3,812
1,373	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	1,218
4,229	Series 2005-9, Class CBIO, IO, 5.500%, 10/25/35	764
2,745	Banc of America Commercial Mortgage, Inc., Series 2004-J, Class 3A1, VAR, 5.089%, 11/25/34	2,291
	Banc of America Funding Corp.,
1,326	Series 2004-1, Class PO, PO, 03/25/34	1,061
1,766	Series 2004-2, Class 1CB1, 5.750%, 09/20/34	1,815
2,862	Series 2004-3, Class 1A7, 5.500%, 10/25/34	2,872
3,910	Series 2004-C, Class 1A1, VAR, 5.033%, 12/20/34	3,713
1,964	Series 2005-6, Class 2A7, 5.500%, 10/25/35	1,901
1,782	Series 2005-7, Class 30PO, PO, 11/25/35	1,401
804	Series 2005-8, Class 30PO, PO, 01/25/36	644
3,468	Series 2005-E, Class 4A1, VAR, 2.772%, 03/20/35	3,118
2,142	Series 2006-1, Class XPO, PO, 01/25/36	1,665
18,291	Series 2010-R11A, Class 1A6, VAR, 5.421%, 08/26/35 (e)	18,734
4,053	Series 2010-R4, Class 5A1, VAR, 0.369%, 07/26/36 (e)	3,921
14,857	Series 2010-R5, Class 5A6, VAR, 0.519%, 05/26/37 (e)	14,399
1,089	Series 2010-R7, Class A1, VAR, 0.399%, 06/25/46 (e) (f) (i)	1,071
	Banc of America Mortgage Securities, Inc.,
10,000	Series 2003-3, Class 1A7, 5.500%, 05/25/33	10,259
3,710	Series 2003-3, Class 2A1, VAR, 0.768%, 05/25/18	3,532

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,173	Series 2003-5, Class 3A1, 7.500%, 02/25/31	1,225
1,763	Series 2003-6, Class 2A1, VAR, 0.668%, 08/25/18	1,685
238	Series 2003-7, Class A2, 4.750%, 09/25/18	246
709	Series 2003-8, Class APO, PO, 11/25/33	590
1,415	Series 2003-C, Class 3A1, VAR, 2.872%, 04/25/33	1,358
4,486	Series 2003-E, Class 2A2, VAR, 2.883%, 06/25/33	4,082
453	Series 2004-1, Class APO, PO, 02/25/34	386
4,871	Series 2004-3, Class 15IO, IO, VAR, 0.236%, 04/25/19	24
16,500	Series 2004-3, Class 1A26, 5.500%, 04/25/34	16,882
279	Series 2004-4, Class APO, PO, 05/25/34	235
3,870	Series 2004-5, Class 2A2, 5.500%, 06/25/34	3,868
1,930	Series 2004-5, Class 4A1, 4.750%, 06/25/19	1,986
811	Series 2004-6, Class 2A7, 5.500%, 07/25/34	841
1,471	Series 2004-6, Class APO, PO, 07/25/34	1,217
102	Series 2004-8, Class 5PO, PO, 05/25/32	90
579	Series 2004-8, Class XPO, PO, 10/25/34	490
2,283	Series 2004-9, Class 3A1, 6.500%, 09/25/32	2,403
218	Series 2004-9, Class 3PO, PO, 09/25/32	190
5,314	Series 2005-1, Class 2A1, 5.000%, 02/25/20	5,315
	BCAP LLC Trust,
15,290	Series 2009-RR10, Class 17A1, 5.750%, 06/26/37 (e)	15,309
2,519	Series 2009-RR13, Class 11A1, VAR, 5.250%, 05/26/37 (e)	2,522
17,932	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	18,224
6,912	Series 2009-RR14, Class 3A2, VAR, 2.720%, 08/26/35 (e)	6,428
2,625	Series 2009-RR14, Class 4A1, VAR, 2.757%, 03/26/36 (e)	2,617
11,020	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	11,199
2,940	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	2,947
3,589	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e) (f) (i)	3,585

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	45

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
4,377	Series 2010-RR4, Class 2A1, VAR, 0.969%, 06/26/37 (e)	4,070
4,241	Series 2010-RR5, Class 1A4, VAR, 5.000%, 11/26/37 (e)	4,154
12,601	Series 2010-RR5, Class 2A5, VAR, 5.198%, 04/26/37 (e)	12,522
7,652	Series 2010-RR6, Class 22A3, VAR, 5.191%, 06/26/36 (e)	7,652
4,229	Series 2010-RR6, Class 5A1, VAR, 5.500%, 11/26/37 (e)	4,103
8,595	Series 2010-RR7, Class 15A1, VAR, 1.019%, 01/26/36 (e)	8,015
12,193	Series 2010-RR7, Class 16A1, VAR, 0.952%, 02/26/47 (e)	11,265
17,506	Series 2010-RR7, Class 1A5, VAR, 5.011%, 04/26/35 (e)	17,176
35,027	Series 2010-RR7, Class 2A1, VAR, 5.127%, 07/26/45 (e)	33,114
8,058	Series 2010-RR8, Class 3A3, VAR, 5.083%, 05/26/35 (e)	7,966
10,000	Series 2010-RR8, Class 3A4, VAR, 5.083%, 05/26/35 (e)	9,020
8,456	Series 2011-RR2, Class 3A3, VAR, 2.931%, 11/21/35 (e)	8,456
17,563	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e) (f) (i)	16,773
23,275	Series 2011-RR5, Class 14A3, VAR, 2.846%, 07/26/36 (e) (f) (i)	22,286
26,995	Series 2011-RR5-I, Class 11A3, VAR, 0.369%, 05/28/36 (e)	25,105
	Bear Stearns Adjustable Rate Mortgage Trust,
4,346	Series 2003-2, Class A5, VAR, 2.602%, 01/25/33 (e)	4,060
487	Series 2003-7, Class 3A, VAR, 2.654%, 10/25/33	453
6,417	Series 2004-2, Class 14A, VAR, 5.020%, 05/25/34	6,380
15,830	Series 2005-5, Class A1, VAR, 2.220%, 08/25/35	14,693
11,236	Series 2006-1, Class A1, VAR, 2.520%, 02/25/36	9,586
6,947	Bear Stearns Alt-A Trust, Series 2005-2, Class 1A1, VAR, 0.718%, 03/25/35	5,460
	Cendant Mortgage Corp.,
1,205	Series 2003-8, Class 1P, PO, 10/25/33	990
371	Series 2004-1, Class P, PO, 02/25/34	298
	Chase Mortgage Finance Corp.,
3,817	Series 2003-S10, Class A1, 4.750%, 11/25/18	3,932

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,223	Series 2003-S2, Class A1, 5.000%, 03/25/18	1,243
740	Series 2003-S6, Class A1, 5.000%, 06/25/18	755
2,302	Series 2003-S9, Class AP, PO, 10/25/18	2,164
6,404	Series 2007-A1, Class 2A1, VAR, 2.753%, 02/25/37	6,122
1,005	Series 2007-A1, Class 7A1, VAR, 2.758%, 02/25/37	943
3,230	Series 2007-A1, Class 9A1, VAR, 2.790%, 02/25/37	3,116
2,482	Series 2007-A2, Class 1A1, VAR, 2.775%, 07/25/37	2,174
3,723	Series 2007-A2, Class 2A1, VAR, 2.955%, 07/25/37	3,511
	Citicorp Mortgage Securities, Inc.,
161	Series 1993-14, Class A3, VAR, 1.418%, 11/25/23	154
1,037	Series 2003-6, Class 1A2, 4.500%, 05/25/33	1,045
3,117	Series 2004-1, Class 3A1, 4.750%, 01/25/34	3,147
8,220	Series 2004-4, Class A4, 5.500%, 06/25/34	8,580
915	Series 2004-5, Class 2A5, 4.500%, 08/25/34	945
1,615	Series 2006-1, Class 2A1, 5.000%, 02/25/21	1,600
5,000	Series 2006-4, Class 1A2, 6.000%, 08/25/36	4,736
	Citigroup Mortgage Loan Trust, Inc.,
4,383	Series 2003-1, Class 2A5, 5.250%, 10/25/33	4,447
599	Series 2003-1, Class 2A6, PO, 10/25/33	484
574	Series 2003-1, Class PO2, PO, 10/25/33	471
444	Series 2003-1, Class PO3, PO, 09/25/33	368
41	Series 2003-1, Class WPO1, PO, 06/25/16	40
508	Series 2003-UP3, Class A3, 7.000%, 09/25/33	520
2,242	Series 2003-UST1, Class A1, 5.500%, 12/25/18	2,346
468	Series 2003-UST1, Class PO1, PO, 12/25/18	434
329	Series 2003-UST1, Class PO3, PO, 12/25/18	307
2,427	Series 2004-UST1, Class A6, VAR, 5.093%, 08/25/34	2,422
614	Series 2005-1, Class 2A1A, VAR, 2.724%, 04/25/35	379
4,735	Series 2005-2, Class 2A11, 5.500%, 05/25/35	4,616

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,766	Series 2005-5, Class 1A2, VAR, 2.701%, 08/25/35	975
24,849	Series 2008-AR4, Class 1A1A, VAR, 5.240%, 11/25/38 (e)	24,513
4,811	Series 2009-5, Class 8A1, 6.000%, 06/25/36 (e)	5,027
15,023	Series 2009-10, Class 1A1, VAR, 2.589%, 09/25/33 (e)	14,854
11,841	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	12,292
13,000	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	13,357
6,403	Series 2010-7, Class 10A1, VAR, 2.729%, 02/25/35 (e)	6,364
2,397	Series 2010-7, Class 4A1, VAR, 1.188%, 09/25/37 (e)	2,382
6,456	Series 2010-10, Class 2A1, VAR, 2.655%, 02/25/36 (e)	6,375
6,820	Series 2011-3, Class 1A1, VAR, 0.298%, 02/25/47 (e)	6,667
	Countrywide Alternative Loan Trust,
2,223	Series 2002-8, Class A4, 6.500%, 07/25/32	2,339
389	Series 2002-12, Class PO, PO, 11/25/32	251
3,541	Series 2002-18, Class M, 6.000%, 02/25/33	3,371
583	Series 2003-6T2, Class A6, 5.500%, 06/25/33	548
10,969	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	10,447
2,630	Series 2004-14T2, Class A5, 5.500%, 08/25/34	2,592
7,637	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	7,815
1,102	Series 2005-5R, Class A1, 5.250%, 12/25/18	1,121
9,568	Series 2005-1CB, Class 1A6, IF, IO, 6.882%, 03/25/35	1,244
19,382	Series 2005-20CB, Class 3A8, IF, IO, 4.532%, 07/25/35	2,229
21,198	Series 2005-22T1, Class A2, IF, IO, 4.852%, 06/25/35	2,504
263	Series 2005-26CB, Class A10, IF, 12.654%, 07/25/35	268
7,730	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	6,048
134	Series 2005-28CB, Class 1A5, 5.500%, 08/25/35	130
304	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	270

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
67,691	Series 2005-37T1, Class A2, IF, IO, 4.832%, 09/25/35	9,124
9,300	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	7,688
39,159	Series 2005-54CB, Class 1A2, IF, IO, 4.632%, 11/25/35	5,629
160	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	149
3,512	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	2,756
15,211	Series 2005-J1, Class 1A4, IF, IO, 4.882%, 02/25/35	1,587
1,500	Series 2007-21CB, Class 2A6, 6.000%, 09/25/37 (f) (i)	171
	Countrywide Home Loan Mortgage Pass-Through Trust,
430	Series 2002-18, Class PO, PO, 11/25/32	357
2,152	Series 2002-22, Class A20, 6.250%, 10/25/32	2,234
4,335	Series 2003-26, Class 1A6, 3.500%, 08/25/33	4,165
1,633	Series 2003-29, Class A1, 5.500%, 08/25/33	1,679
2,592	Series 2003-34, Class A6, 5.250%, 09/25/33	2,612
8,944	Series 2003-39, Class A6, 5.000%, 10/25/33	8,791
1,110	Series 2003-44, Class A9, PO, 10/25/33	997
9,004	Series 2003-J13, Class 1A7, 5.250%, 01/25/34	9,351
238	Series 2003-J13, Class PO, PO, 01/25/34	201
1,853	Series 2003-J7, Class 4A3, IF, 9.491%, 08/25/18	1,843
1,396	Series 2004-3, Class A4, 5.750%, 04/25/34	1,437
7,961	Series 2004-5, Class 1A4, 5.500%, 06/25/34	8,236
382	Series 2004-7, Class 2A1, VAR, 2.276%, 06/25/34	326
7,520	Series 2004-8, Class 2A1, 4.500%, 06/25/19	7,656
694	Series 2004-HYB1, Class 2A, VAR, 2.855%, 05/20/34	571
2,807	Series 2004-HYB3, Class 2A, VAR, 2.554%, 06/20/34	2,147
1,791	Series 2004-HYB6, Class A3, VAR, 3.007%, 11/20/34	1,455
779	Series 2004-J6, Class 2A1, 4.750%, 07/25/14	788

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	47

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
661	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	674
1,091	Series 2005-14, Class A2, 5.500%, 07/25/35	1,106
1,000	Series 2005-16, Class A23, 5.500%, 09/25/35	928
6,745	Series 2005-22, Class 2A1, VAR, 3.063%, 11/25/35	4,258
324	Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	261
	Credit Suisse Mortgage Capital Certificates,
11,092	Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	10,981
6,928	Series 2009-12R, Class 7A1, 5.500%, 10/27/35 (e)	6,950
7,500	Series 2010-16, Class A3, VAR, 4.250%, 06/25/50 (e)	6,825
8,437	Series 2010-1R, Class 26A1, 4.750%, 05/27/37 (e)	8,542
7,124	Series 2010-1R, Class 5A1, VAR, 5.000%, 01/27/36 (e)	7,420
17,726	Series 2010-11R, Class A1, VAR, 1.221%, 06/28/47 (e)	17,449
7,813	Series 2010-12R, Class 14A1, VAR, 2.749%, 09/26/46 (e)	7,813
6,406	Series 2010-12R, Class 5A1, VAR, 3.000%, 04/26/37 (e)	6,453
5,658	Series 2010-15R, Class 7A1, VAR, 5.271%, 10/26/37 (e)	5,704
3,010	Series 2010-15R, Class 7A2, VAR, 5.271%, 10/26/37 (e)	2,732
7,590	Series 2010-17R, Class 1A1, VAR, 2.539%, 06/26/36 (e)	7,170
10,048	Series 2010-17R, Class 5A1, VAR, 2.876%, 07/26/36 (e)	9,658
40,534	Series 2011-1R, Class A1, VAR, 1.221%, 02/27/47 (e)	40,477
8,775	Series 2011-6R, Class 3A1, VAR, 2.876%, 07/28/36 (e)	8,160
50,680	Series 2011-7R, Class A1, VAR, 1.471%, 08/28/47 (e)	50,648
59,942	Series 2011-9R, Class A1, VAR, 2.218%, 03/27/46 (e)	59,946
	CS First Boston Mortgage Securities Corp.,
70	Series 1997-2, Class A, 7.500%, 06/25/20 (e)	73
2,008	Series 2003-1, Class DB1, 6.564%, 02/25/33	1,767

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
5,680	Series 2003-21, Class 1A4, 5.250%, 09/25/33	5,784
3,235	Series 2003-23, Class 1P, PO, 10/25/33	2,680
2,671	Series 2003-23, Class 2A5, 5.000%, 10/25/18	2,743
589	Series 2003-25, Class 2A1, 4.500%, 10/25/18	597
6,754	Series 2003-27, Class 5A3, 5.250%, 11/25/33	7,024
2,957	Series 2003-27, Class 5A4, 5.250%, 11/25/33	3,059
1,493	Series 2003-AR15, Class 3A1, VAR, 2.684%, 06/25/33	1,401
4,028	Series 2004-4, Class 2A4, 5.500%, 09/25/34	4,251
3,710	Series 2004-5, Class 3A1, 5.250%, 08/25/19	3,786
152	Series 2004-5, Class 5P, PO, 08/25/19	142
5,836	Series 2004-8, Class 1A4, 5.500%, 12/25/34	6,213
2,743	Series 2004-8, Class 3A5, 5.500%, 12/25/34	2,821
1,386	Series 2005-4, Class 3A24, IF, 18.319%, 06/25/35	1,439
1,015	Series 2005-9, Class AP, PO, 10/25/35	606
7,544	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	1,055
487	Series 2005-10, Class AP, PO, 11/25/35	375
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust,
2,646	Series 2005-1, Class 2A1, VAR, 5.714%, 02/25/20	2,696
3,632	Series 2005-3, Class 1A1, VAR, 5.297%, 06/25/20	3,395
	Deutsche Mortgage Securities, Inc.,
249	Series 2004-1, Class 2APO, PO, 10/25/18	231
6,083	Series 2009-RS2, Class 4A1, VAR, 0.317%, 04/26/37 (e)	5,749
5,920	Series 2009-RS3, Class A1, 5.250%, 08/26/35 (e)	5,868
11,830	Series 2010-RS2, Class A1, VAR, 1.437%, 06/28/47 (e)	11,815
	First Boston Mortgage Securities Corp. 1987 STRIPS,
47	Series C, Class IO, IO, 10.965%, 04/25/17	7
26	Series C, Class PO, PO, 04/25/17	25

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	First Horizon Alternative Mortgage Securities,
3,459	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	2,389
25,115	Series 2007-FA4, Class 1A2, IF, IO, 5.432%, 08/25/37	3,391
	First Horizon Asset Securities, Inc.,
268	Series 2003-7, Class 2A1, 4.500%, 09/25/18	276
3,202	Series 2003-8, Class 2A1, 4.500%, 09/25/18	3,227
3,243	Series 2003-9, Class 1A6, 5.500%, 11/25/33	3,305
2,412	Series 2004-AR2, Class 2A1, VAR, 2.761%, 05/25/34	2,168
1,550	Series 2004-AR7, Class 2A1, VAR, 2.741%, 02/25/35	1,456
798	Series 2004-AR7, Class 2A2, VAR, 2.741%, 02/25/35	700
6,311	Series 2005-AR1, Class 2A2, VAR, 2.750%, 04/25/35	5,703
	GMAC Mortgage Corp. Loan Trust,
13,418	Series 2003-AR1, Class A4, VAR, 3.303%, 10/19/33	12,756
8,273	Series 2003-AR2, Class 2A4, VAR, 3.217%, 12/19/33	7,559
1,178	Series 2003-J7, Class A10, 5.500%, 11/25/33	1,233
13,304	Series 2003-J7, Class A7, 5.000%, 11/25/33	13,717
721	Series 2003-J8, Class A, 5.250%, 12/25/33	738
7,012	Series 2004-J5, Class A7, 6.500%, 01/25/35	7,382
3,962	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	4,060
1,424	Series 2005-AR3, Class 3A3, VAR, 3.088%, 06/19/35	1,326
5,000	Series 2005-AR3, Class 3A4, VAR, 3.088%, 06/19/35	3,973
1,780	Series 2010-1, Class A, 4.250%, 07/25/40 (e)	1,785
	GSMPS Mortgage Loan Trust,
1,335	Series 2004-4, Class 1AF, VAR, 0.618%, 06/25/34 (e)	1,084
2,469	Series 2005-RP2, Class 1AF, VAR, 0.568%, 03/25/35 (e)	2,035
	GSR Mortgage Loan Trust,
1,638	Series 2003-3F, Class 4A3, 5.750%, 04/25/33	1,651
835	Series 2003-6F, Class A2, VAR, 0.618%, 09/25/32	800

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
996	Series 2004-9, Class 5A5, VAR, 2.275%, 08/25/34	989
9,317	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	9,689
3,218	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	3,433
329	Series 2004-10F, Class 2A1, 5.000%, 08/25/19	334
1,003	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	980
155	Series 2004-15F, Class AP, PO, 12/25/34	131
2,297	Series 2005-5F, Class 2A3, 5.500%, 06/25/35	2,301
7,508	Series 2005-5F, Class 8A3, VAR, 0.718%, 06/25/35	7,295
9,460	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	9,145
503	Series 2005-AR6, Class 3A1, VAR, 2.722%, 09/25/35	426
4,000	Series 2006-1F, Class 1A3, 5.500%, 02/25/36	3,559
11,678	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	9,417
13,000	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	12,185
4,652	Impac CMB Trust, Series 2005-4, Class 2A1, VAR, 0.518%, 05/25/35	3,972
	Impac Secured Assets CMN Owner Trust,
2,349	Series 2003-2, Class A1, 5.500%, 08/25/33	2,447
101	Series 2004-3, Class 1A4, VAR, 1.018%, 11/25/34	91
11,797	Series 2006-1, Class 2A1, VAR, 0.568%, 05/25/36	10,374
26,175	Series 2006-2, Class 2A1, VAR, 0.568%, 08/25/36	22,855
31,539	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.213%, 08/25/35	158
	JP Morgan Mortgage Trust,
1,781	Series 2004-A3, Class 4A1, VAR, 2.749%, 07/25/34	1,728
3,728	Series 2004-A4, Class 1A1, VAR, 2.759%, 09/25/34	3,607
2,851	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	2,936
7,550	Series 2005-A1, Class 3A4, VAR, 5.016%, 02/25/35	6,965
2,828	Series 2005-A1, Class 5A1, VAR, 4.477%, 02/25/35	2,794

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	49

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
43,371	Series 2006-A2, Class 4A1, VAR, 2.749%, 08/25/34	41,022
23,861	Series 2006-A2, Class 5A3, VAR, 2.903%, 11/25/33	23,108
5,885	Series 2006-A3, Class 6A1, VAR, 2.808%, 08/25/34	5,116
3,968	Series 2007-A1, Class 5A1, VAR, 2.907%, 07/25/35	3,503
1,587	Series 2007-A1, Class 5A2, VAR, 2.907%, 07/25/35	1,433
	JP Morgan Reremic,
7,815	Series 2009-6, Class 4A1, VAR, 5.958%, 09/26/36 (e)	8,108
8,059	Series 2010-4, Class 7A1, VAR, 4.285%, 08/26/35 (e)	7,724
	Lehman Mortgage Trust,
2,527	Series 2006-2, Class 1A1, VAR, 6.482%, 04/25/36	2,412
2,025	Series 2007-6, Class 1A8, 6.000%, 07/25/37	1,560
10,000	Series 2008-2, Class 1A6, 6.000%, 03/25/38	7,497
	LVII Resecuritization Trust,
18,541	Series 2009-2, Class A4, VAR, 3.000%, 09/27/37 (e)	18,135
16,500	Series 2009-2, Class A5, VAR, 3.000%, 09/27/37 (e)	16,490
	MASTR Adjustable Rate Mortgages Trust,
1,543	Series 2004-3, Class 4A2, VAR, 2.286%, 04/25/34	1,348
3,640	Series 2004-13, Class 2A1, VAR, 2.770%, 04/21/34	3,416
11,817	Series 2004-13, Class 3A6, VAR, 2.729%, 11/21/34	11,631
766	Series 2004-15, Class 3A1, VAR, 3.241%, 12/25/34	572
	MASTR Alternative Loans Trust,
4,804	Series 2003-9, Class 2A1, 6.000%, 12/25/33	4,809
820	Series 2003-9, Class 8A1, 6.000%, 01/25/34	821
1,995	Series 2004-3, Class 2A1, 6.250%, 04/25/34	2,020
5,854	Series 2004-3, Class 3A1, 6.000%, 04/25/34	5,981
1,181	Series 2004-6, Class 30PO, PO, 07/25/34	1,013
638	Series 2004-6, Class 7A1, 6.000%, 07/25/34	633

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,024	Series 2004-7, Class 30PO, PO, 08/25/34	631
3,040	Series 2004-8, Class 6A1, 5.500%, 09/25/19	3,088
1,114	Series 2004-10, Class 1A1, 4.500%, 09/25/19	1,134
3,642	Series 2005-6, Class 3A1, 5.500%, 11/25/20	3,426
	MASTR Asset Securitization Trust,
811	Series 2003-2, Class 1A1, 5.000%, 03/25/18	835
461	Series 2003-2, Class 2A1, 4.500%, 03/25/18	468
1,467	Series 2003-2, Class 2A10, 4.500%, 03/25/18	1,490
461	Series 2003-8, Class 1A1, 5.500%, 09/25/33	483
922	Series 2003-9, Class 15PO, PO, 10/25/18	858
811	Series 2003-9, Class 2A7, 5.500%, 10/25/33	841
528	Series 2003-11, Class 3A1, 4.500%, 12/25/18	536
581	Series 2003-12, Class 30PO, PO, 12/25/33	469
1,485	Series 2003-12, Class 6A1, 5.000%, 12/25/33	1,511
371	Series 2004-1, Class 30PO, PO, 02/25/34	297
5,162	Series 2004-4, Class 1A6, 5.250%, 12/26/33	5,356
201	Series 2004-4, Class 3A1, 4.500%, 04/25/19	205
551	Series 2004-6, Class 15PO, PO, 05/25/19	505
1,982	Series 2004-8, Class 1A1, 4.750%, 08/25/19	2,037
401	Series 2004-8, Class PO, PO, 08/25/19	373
1,327	Series 2004-9, Class 5A1, 5.250%, 09/25/19	1,368
148	Series 2004-10, Class 5A1, VAR, 0.618%, 11/25/34	147
4,363	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	4,619
2,300	Series 2006-2, Class 1A30, 6.000%, 06/25/36	2,057
	MASTR Reperforming Loan Trust,
20,217	Series 2005-2, Class 1A1F, VAR, 0.568%, 05/25/35 (e)	16,124
2,394	Series 2006-2, Class 1A1, VAR, 5.352%, 05/25/36 (e)	2,139
6,323	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	4,300

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
		Non-Agency CMO — Continued
394		Medallion Trust, (Australia), Series 2004-1G, Class A1, VAR, 0.442%, 05/25/35	375
		Mellon Residential Funding Corp.,
9,344		Series 2000-TBC2, Class A1, VAR, 0.687%, 06/15/30	8,655
2,097		Series 2000-TBC3, Class A1, VAR, 0.647%, 12/15/30	1,843
5,724		Merrill Lynch Mortgage Backed Securities Trust, Series 2007-3, Class 1A3, VAR, 1.457%, 06/25/37	4,899
		Merrill Lynch Mortgage Investors, Inc.,
2,534		Series 2003-A5, Class 2A6, VAR, 2.400%, 08/25/33	2,295
4,109		Series 2004-A4, Class A2, VAR, 2.608%, 08/25/34	3,840
7,571		Series 2005-A2, Class A1, VAR, 2.622%, 02/25/35	6,352
115		Merrill Lynch Trust, Series 47, Class Z, 8.985%, 10/20/20	129
		MLCC Mortgage Investors, Inc.,
3,022		Series 2003-E, Class A1, VAR, 0.838%, 10/25/28	2,638
4,472		Series 2004-1, Class 2A1, VAR, 2.138%, 12/25/34	4,208
4,776		Series 2004-C, Class A2, VAR, 0.996%, 07/25/29	4,269
		Morgan Stanley Mortgage Loan Trust,
9,698		Series 2004-3, Class 4A, VAR, 5.651%, 04/25/34	9,809
2,981		Series 2004-9, Class 4A, VAR, 5.427%, 11/25/19	3,061
—	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 5,254.000%, 04/20/21	22
2,433		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.538%, 02/25/35	1,876
		Nomura Asset Acceptance Corp.,
1,124		Series 2003-A1, Class A1, 5.500%, 05/25/33	1,159
388		Series 2003-A1, Class A2, 6.000%, 05/25/33	405
149		Series 2003-A1, Class A5, 7.000%, 04/25/33	155
62		Series 2003-A1, Class A7, 5.000%, 04/25/18	63
1,410		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	1,421
		Paine Webber CMO Trust,
6		Series H, Class 4, 8.750%, 04/01/18	6

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
26	Series P, Class 4, 8.500%, 08/01/19	30
4,358	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	4,588
	RBSSP Resecuritization Trust,
7,574	Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	7,830
3,501	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	3,678
5,129	Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	5,162
6,995	Series 2009-9, Class 7A4, 6.000%, 07/26/37 (e)	7,152
5,861	Series 2009-11, Class 1A1, 5.528%, 06/26/34 (e)	5,865
6,789	Series 2009-12, Class 14A1, VAR, 5.500%, 03/25/23 (e)	6,970
19,450	Series 2009-12, Class 1A1, VAR, 5.700%, 11/25/33 (e)	20,473
6,775	Series 2009-12, Class 3A1, VAR, 0.458%, 12/25/35 (e)	6,419
3,781	Series 2009-13, Class 1A1, VAR, 5.000%, 10/26/21 (e)	3,828
2,114	Series 2010-2, Class 2A1, 4.500%, 11/26/22 (e)	2,149
6,367	Series 2010-4, Class 12A1, 4.500%, 03/26/21 (e)	6,350
4,572	Series 2010-4, Class 2A1, SUB, 5.749%, 11/26/35 (e)	4,653
10,812	Series 2010-9, Class 1A1, VAR, 0.403%, 07/26/37 (e) (f) (i)	9,351
9,984	Series 2010-9, Class 3A1, VAR, 5.000%, 10/26/34 (e)	10,034
26,500	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	26,268
3,774	Series 2010-12, Class 8A1, 4.000%, 06/27/21 (e)	3,779
	Residential Accredit Loans, Inc.,
1,702	Series 2001-QS19, Class A2, 6.000%, 12/25/16	1,735
734	Series 2002-QS16, Class A3, IF, 16.166%, 10/25/17	815
3,109	Series 2002-QS8, Class A5, 6.250%, 06/25/17	3,177
3,120	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	3,059
1,779	Series 2003-QR24, Class A5, 4.000%, 07/25/33	1,780
770	Series 2003-QS1, Class A6, 4.250%, 01/25/33	772

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	51

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,152	Series 2003-QS12, Class A2A, IF, IO, 7.382%, 06/25/18	299
655	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	67
5,076	Series 2003-QS14, Class A1, 5.000%, 07/25/18	5,162
7,756	Series 2003-QS15, Class A7, 5.500%, 08/25/33	7,791
1,600	Series 2003-QS18, Class A1, 5.000%, 09/25/18	1,648
12,360	Series 2003-QS19, Class A1, 5.750%, 10/25/33	12,781
1,435	Series 2003-QS3, Class A2, IF, 16.020%, 02/25/18	1,657
1,414	Series 2003-QS3, Class A8, IF, IO, 7.382%, 02/25/18	154
4,049	Series 2003-QS9, Class A3, IF, IO, 7.332%, 05/25/18	580
11,352	Series 2004-QS7, Class A4, 5.500%, 05/25/34	9,939
629	Series 2004-QS8, Class A2, 5.000%, 06/25/34	632
3,000	Series 2005-QA6, Class A32, VAR, 5.576%, 05/25/35	1,618
527	Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	330
	Residential Asset Securitization Trust,
1,574	Series 2003-A13, Class A3, 5.500%, 01/25/34	1,572
160	Series 2003-A14, Class A1, 4.750%, 02/25/19	162
3,181	Series 2003-A8, Class A5, 4.250%, 10/25/18	3,254
21,217	Series 2005-A2, Class A4, IF, IO, 4.832%, 03/25/35	2,692
2,651	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	1,664
	Residential Funding Mortgage Securities I,
1,680	Series 2003-S13, Class A3, 5.500%, 06/25/33	1,711
587	Series 2003-S14, Class A4, PO, 07/25/18	549
1,768	Series 2003-S16, Class A3, 5.000%, 09/25/18	1,825
2,511	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	2,567
313	Series 2004-S6, Class 2A6, PO, 06/25/34	259
1,843	Series 2005-S1, Class 2A1, 4.750%, 02/25/20	1,889

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
2,121	Series 2005-SA4, Class 1A1, VAR, 3.003%, 09/25/35	1,435
111	Residential Funding Securities LLC, Series 2003-RM2, Class AP-3, PO, 05/25/33	92
	Salomon Brothers Mortgage Securities VII, Inc.,
7,552	Series 2003-HYB1, Class A, VAR, 3.189%, 09/25/33	7,045
303	Series 2003-UP2, Class PO1, PO, 12/25/18	241
	Sequoia Mortgage Trust,
3,094	Series 2004-8, Class A1, VAR, 0.563%, 09/20/34	2,638
4,838	Series 2004-8, Class A2, VAR, 0.833%, 09/20/34	4,089
1,435	Series 2004-10, Class A1A, VAR, 0.523%, 11/20/34	1,251
5,753	Series 2004-12, Class A3, VAR, 0.715%, 01/20/35	4,490
20,092	Springleaf Mortgage Loan Trust, Series 2011-1A, Class A1, VAR, 4.050%, 08/25/35 (e)	20,076
	Station Place Securitization Trust,
73,000	Series 2010-1, Class A, VAR, 1.213%, 12/20/42 (e)	73,000
5,250	Series 2010-1, Class M1, VAR, 1.963%, 12/20/42 (e)	5,250
4,200	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.931%, 06/25/34	3,959
3,745	Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, VAR, 0.542%, 10/19/34	3,091
	Structured Asset Securities Corp.,
1,133	Series 2002-17, Class B1, VAR, 6.095%, 09/25/32	1,117
121	Series 2002-10H, Class 1AP, PO, 05/25/32	90
857	Series 2003-8, Class 1A2, 5.000%, 04/25/18	877
5,938	Series 2003-16, Class A3, VAR, 0.718%, 06/25/33	5,647
369	Series 2003-21, Class 1A3, 5.500%, 07/25/33	373
5,069	Series 2003-29, Class 1A1, 4.750%, 09/25/18	5,194
1,271	Series 2003-30, Class 1A1, 5.500%, 10/25/33	1,318
1,711	Series 2003-30, Class 3A2, VAR, 0.718%, 10/25/33	1,662
1,091	Series 2003-32, Class 1A1, VAR, 5.218%, 11/25/33	1,143

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,406	Series 2003-31A, Class B1, VAR, 2.567%, 10/25/33	534
8,140	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	8,236
1,940	Series 2003-34A, Class 3A3, VAR, 2.558%, 11/25/33	1,801
8,597	Series 2003-37A, Class 2A, VAR, 5.013%, 12/25/33	8,529
2,291	Series 2004-20, Class 1A3, 5.250%, 11/25/34	2,306
17,246	Series 2004-5H, Class A4, 5.540%, 12/25/33	16,801
5,710	Series 2004-4XS, Class 1A5, SUB, 5.490%, 02/25/34	5,787
2,946	Series 2005-6, Class 4A1, 5.000%, 05/25/35	2,897
1,953	Series 2005-RF3, Class 1A, VAR, 0.568%, 06/25/35 (e)	1,552
3,604	Thornburg Mortgage Securities Trust, Series 2003-4, Class A1, VAR, 0.538%, 09/25/43	3,253
	Vericrest Opportunity Loan Transferee,
17,302	Series 2011-NL1A, Class A1, 5.926%, 12/26/50 (e) (f) (i)	17,312
18,000	Series 2011-NL1A, Class A2, 9.077%, 12/26/50 (e) (f) (i)	18,000
	WaMu Mortgage Pass-Through Certificates,
4,207	Series 2003-AR7, Class A7, VAR, 2.446%, 08/25/33	3,967
21,833	Series 2003-AR9, Class 1A6, VAR, 2.589%, 09/25/33	20,656
4,173	Series 2003-AR9, Class 2A, VAR, 2.608%, 09/25/33	3,975
5,240	Series 2003-S1, Class A5, 5.500%, 04/25/33	5,408
908	Series 2003-S10, Class A2, 5.000%, 10/25/18	945
282	Series 2003-S10, Class A6, PO, 10/25/18	278
5,797	Series 2003-S11, Class 2A5, IF, 16.449%, 11/25/33	6,080
2,205	Series 2003-S13, Class 23A1, VAR, 0.768%, 12/25/18	2,131
1,773	Series 2003-S4, Class 2A10, IF, 16.862%, 06/25/33	1,849
3,127	Series 2003-S8, Class A4, 4.500%, 09/25/18	3,176
1,946	Series 2003-S8, Class A5, 4.500%, 09/25/18	1,981
1,437	Series 2003-S8, Class A6, 4.500%, 09/25/18	1,466
21,194	Series 2003-S9, Class A8, 5.250%, 10/25/33	21,971
651	Series 2003-S9, Class P, PO, 10/25/33	532

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
5,609	Series 2004-AR3, Class A1, VAR, 2.577%, 06/25/34	5,530
7,208	Series 2004-AR3, Class A2, VAR, 2.577%, 06/25/34	7,107
2,868	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	2,996
3,141	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	3,288
1,442	Series 2004-RS2, Class A4, 5.000%, 11/25/33	1,443
1,045	Series 2004-S1, Class 1A3, VAR, 0.618%, 03/25/34	1,015
10,122	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	10,114
5,194	Series 2004-S3, Class 1A5, 5.000%, 07/25/34	5,370
565	Series 2006-AR10, Class 2P, VAR, 09/25/36	297
2,000	Series 2006-AR8, Class 1A2, VAR, 2.561%, 08/25/46	1,194
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
6,136	Series 2005-1, Class 1A1, 5.500%, 03/25/35	5,371
435	Series 2005-1, Class CP, PO, 03/25/35	264
24,232	Series 2005-2, Class 1A4, IF, IO, 4.832%, 04/25/35	2,931
6,783	Series 2005-2, Class 2A3, IF, IO, 4.782%, 04/25/35	719
7,510	Series 2005-4, Class CB7, 5.500%, 06/25/35	6,200
8,012	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	1,226
2,000	Series 2005-6, Class 2A4, 5.500%, 08/25/35	1,614
812	Series 2006-1, Class 3A2, 5.750%, 02/25/36	655
	Washington Mutual MSC Mortgage Pass-Through Certificates,
898	Series 2003-MS5, Class 1A4, VAR, 0.718%, 03/25/18	877
105	Series 2003-MS7, Class P, PO, 03/25/33	94
	Wells Fargo Alternative Loan Trust,
426	Series 2003-1, Class APO, PO, 09/25/33	280
1,202	Series 2007-PA3, Class 1A2, 5.750%, 07/25/37	818
	Wells Fargo Mortgage-Backed Securities Trust,
861	Series 2003-8, Class A9, 4.500%, 08/25/18	888
1,421	Series 2003-11, Class 1A4, 4.750%, 10/25/18	1,420

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	53

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
667	Series 2003-11, Class 1APO, PO, 10/25/18	585
2,397	Series 2003-13, Class A7, 4.500%, 11/25/18	2,431
11,877	Series 2003-15, Class 1A1, 4.750%, 12/25/18	12,260
279	Series 2003-15, Class APO, PO, 12/25/18	258
803	Series 2003-16, Class 2A1, 4.500%, 12/25/18	820
985	Series 2003-J, Class 2A5, VAR, 4.417%, 10/25/33	986
14,211	Series 2003-K, Class 1A1, VAR, 4.443%, 11/25/33	13,595
544	Series 2003-K, Class 1A2, VAR, 4.443%, 11/25/33	532
1,893	Series 2003-L, Class 2A1, VAR, 4.531%, 11/25/33	1,808
2,237	Series 2004-4, Class A9, 5.500%, 05/25/34	2,300
999	Series 2004-7, Class 2A1, 4.500%, 07/25/19	1,021
1,172	Series 2004-7, Class 2A2, 5.000%, 07/25/19	1,211
1,416	Series 2004-8, Class APO, PO, 08/25/19	1,308
4,424	Series 2004-B, Class A1, VAR, 4.903%, 02/25/34	4,376
3,018	Series 2004-BB, Class A4, VAR, 2.742%, 01/25/35	2,881
566	Series 2004-E, Class A8, VAR, 4.889%, 05/25/34	563
7,950	Series 2004-EE, Class 2A1, VAR, 2.749%, 12/25/34	7,572
5,408	Series 2004-EE, Class 2A2, VAR, 2.749%, 12/25/34	5,213
7,994	Series 2004-EE, Class 3A1, VAR, 2.848%, 12/25/34	7,674
2,610	Series 2004-EE, Class 3A2, VAR, 2.848%, 12/25/34	2,537
9,883	Series 2004-I, Class 1A1, VAR, 2.832%, 07/25/34	9,205
9,158	Series 2004-P, Class 2A1, VAR, 2.682%, 09/25/34	8,515
5,387	Series 2004-V, Class 1A1, VAR, 2.747%, 10/25/34	5,085
6,909	Series 2004-V, Class 1A2, VAR, 2.747%, 10/25/34	6,575
5,932	Series 2005-1, Class 2A1, 5.000%, 01/25/20	6,163
5,033	Series 2005-13, Class A1, 5.000%, 11/25/20	5,184

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
3,126	Series 2005-14, Class 1A1, 5.500%, 12/25/35	3,246
1,082	Series 2005-14, Class 2APO, PO, 12/25/35	846
6,966	Series 2005-AR8, Class 2A1, VAR, 2.759%, 06/25/35	6,455
1,550	Series 2007-7, Class A7, 6.000%, 06/25/37	1,482
11,000	Series 2007-9, Class 1A8, 5.500%, 07/25/37	10,587
8,961	Series 2007-11, Class A14, 6.000%, 08/25/37	8,193

		2,586,340

	Total Collateralized Mortgage Obligations (Cost $7,223,552)	7,627,583

Commercial Mortgage-Backed Securities — 2.5%
	Banc of America Commercial Mortgage, Inc.,
5,000	Series 2005-1, Class AJ, VAR, 5.353%, 11/10/42	4,566
5,000	Series 2005-3, Class A4, 4.668%, 07/10/43	5,336
10,625	Series 2005-3, Class AM, 4.727%, 07/10/43	10,242
2,500	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	2,713
642,617	Series 2005-5, Class XC, IO, VAR, 0.091%, 10/10/45 (e)	2,380
8,517	Series 2005-6, Class ASB, VAR, 5.368%, 09/10/47	8,906
2,855	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	3,088
7,000	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	7,588
11,500	Series 2006-4, Class A4, 5.634%, 07/10/46	12,425
2,500	Series 2006-5, Class A4, 5.414%, 09/10/47	2,634
262,481	Series 2006-5, Class XC, IO, VAR, 0.324%, 09/10/47 (e)	4,062
9,500	Banc of America Large Loan, Inc., Series 2009-UB1, Class A4A, VAR, 5.691%, 06/24/50 (e)	10,365
	Bear Stearns Commercial Mortgage Securities,
9,145	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	9,842
3,195	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	3,312
8,560	Series 2006-PW11, Class A4, VAR, 5.620%, 03/11/39	9,394
345	Series 2006-PW14, Class A1, 5.044%, 12/11/38	345
279,063	Series 2006-PW14, Class X1, IO, VAR, 0.255%, 12/11/38 (e)	4,790

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Mortgage-Backed Securities — Continued
2,700	Series 2006-T24, Class A4, 5.537%, 10/12/41	2,981
787,297	Series 2007-T26, Class X1, IO, VAR, 0.117%, 01/12/45 (e)	4,145
	Citigroup Commercial Mortgage Trust,
7,200	Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	6,874
296	Series 2006-C4, Class A1, VAR, 5.922%, 03/15/49	295
	Citigroup/Deutsche Bank Commercial Mortgage Trust,
186,391	Series 2006-CD3, Class XS, IO, VAR, 0.186%, 10/15/48 (e)	2,573
302,540	Series 2007-CD4, Class XC, IO, VAR, 0.167%, 12/11/49 (e)	2,555
4,700	Commercial Mortgage Asset Trust, Series 1999-C1, Class D, VAR, 7.350%, 01/17/32	4,895
6,300	Commercial Mortgage Pass-Through Certificates, Series 2005-LP5, Class A4, VAR, 4.982%, 05/10/43	6,799
	Credit Suisse Mortgage Capital Certificates,
2,150	Series 2006-C2, Class A3, VAR, 5.850%, 03/15/39	2,279
287,196	Series 2007-C2, Class AX, IO, VAR, 0.272%, 01/15/49 (e)	1,857
1,700	CS First Boston Mortgage Securities Corp., Series 2005-C3, Class AM, 4.730%, 07/15/37	1,707
266,559	CW Capital Cobalt Ltd., Series 2006-C1, Class IO, IO, VAR, 0.916%, 08/15/48	6,558
15,767	Defeased Loan Trust, Series 2010-1, Class A, 2.360%, 01/13/14 (e)	16,410
36,327	FDIC Structured Sale Guaranteed Notes, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	37,784
11,500	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	10,298
	GMAC Commercial Mortgage Securities, Inc.,
217	Series 2003-C1, Class A1, 3.337%, 05/10/36	218
14,000	Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	14,895
3,500	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	3,214
	GS Mortgage Securities Corp. II,
11,100	Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	11,831
7,300	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	7,794

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

167,789	Series 2006-GG8, Class X, IO, VAR, 0.856%, 11/10/39 (e)	3,899
5,500	Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	5,260
	JP Morgan Chase Commercial Mortgage Securities Corp.,
8,300	Series 2004-CB8, Class A4, 4.404%, 01/12/39	8,695
6,000	Series 2004-CB9, Class A4, VAR, 5.789%, 06/12/41	6,496
5,150	Series 2005-CB11, Class AJ, VAR, 5.457%, 08/12/37	4,644
655,516	Series 2005-CB11, Class X1, IO, VAR, 0.100%, 08/12/37 (e)	3,039
687,827	Series 2005-LDP5, Class X1, IO, VAR, 0.099%, 12/15/44 (e)	2,262
461,206	Series 2006-CB15, Class X1, IO, VAR, 0.115%, 06/12/43	3,186
2,195	Series 2006-CB16, Class A4, 5.552%, 05/12/45	2,418
1,600	Series 2006-LDP8, Class A4, 5.399%, 05/15/45	1,740
6,000	Series 2006-LDP9, Class A3SF, VAR, 0.362%, 05/15/47	5,378
	LB-UBS Commercial Mortgage Trust,
11,528	Series 2004-C2, Class A4, 4.367%, 03/15/36	12,079
5,000	Series 2006-C1, Class A4, 5.156%, 02/15/31	5,403
1,470	Series 2006-C4, Class A4, VAR, 6.067%, 06/15/38	1,621
212,880	Series 2007-C2, Class XW, IO, VAR, 0.750%, 02/15/40	4,447
	Merrill Lynch Mortgage Trust,
2,500	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	2,721
3,325	Series 2005-LC1, Class AJ, VAR, 5.505%, 01/12/44	2,985
5,221	Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	5,414
2,200	Series 2006-C1, Class A4, 5.863%, 05/12/39	2,431
	Merrill Lynch/Countrywide Commercial Mortgage Trust,
4,950	Series 2006-1, Class A4, VAR, 5.608%, 02/12/39	5,420
517,360	Series 2006-4, Class XC, IO, VAR, 0.346%, 12/12/49 (e)	6,595
	Morgan Stanley Capital I,
3,700	Series 2004-HQ4, Class A7, 4.970%, 04/14/40	3,927
270,962	Series 2006-IQ12, Class X1, IO, VAR, 0.203%, 12/15/43 (e)	3,548

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	55

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Mortgage-Backed Securities — Continued
499,853	Series 2007-HQ11, Class X, IO, VAR, 0.404%, 02/12/44 (e)	4,178
128,214	Series 2007-HQ13, Class X1, IO, VAR, 0.617%, 12/15/44 (e)	2,478
397,855	Series 2007-IQ13, Class X, IO, VAR, 0.603%, 03/15/44 (e)	6,107
22	Morgan Stanley Dean Witter Capital I, Series 2002-TOP7, Class A2, 5.980%, 01/15/39	22
	Morgan Stanley Reremic Trust,
9,370	Series 2009-IO, Class A1, 3.000%, 07/17/56 (e)	9,417
23,300	Series 2009-IO, Class A2, 5.000%, 07/17/56 (e)	23,999
26,000	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	27,217
39,964	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	39,764
1,770	Multi Security Asset Trust, Series 2005-RR4A, Class A3, 5.000%, 11/28/35 (e)	1,770
6,060	RBSCF Trust, Series 2010-RR3, Class MS4A, VAR, 4.970%, 04/14/40 (e)	6,375
27,950	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.969%, 08/15/39	30,329
	Wachovia Bank Commercial Mortgage Trust,
6,628	Series 2003-C9, Class A4, VAR, 5.012%, 12/15/35	7,017
10,719	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	11,440
5,758	Series 2004-C15, Class A2, 4.039%, 10/15/41	5,752
1,037,810	Series 2006-C24, Class XC, IO, VAR, 0.080%, 03/15/45 (e)	4,619
10,265	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	10,074

	Total Commercial Mortgage-Backed Securities (Cost $524,318)	542,116

Corporate Bonds — 14.9%
	Consumer Discretionary — 1.1%
	Auto Components — 0.0% (g)
3,335	Johnson Controls, Inc., 4.250%, 03/01/21	3,475

	Automobiles — 0.0% (g)
	Daimler Finance North America LLC,
3,600	7.300%, 01/15/12	3,684
1,500	8.500%, 01/18/31	2,060

		5,744

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Broadcasting & Cable TV — 0.1%
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
5,600	4.600%, 02/15/21	5,862
12,465	6.000%, 08/15/40	13,132

		18,994

	Hotels, Restaurants & Leisure — 0.0% (g)
2,025	McDonald’s Corp., 4.300%, 03/01/13	2,135

	Household Durables — 0.0% (g)
3,000	Newell Rubbermaid, Inc., 4.700%, 08/15/20	3,095

	Media — 0.8%
	CBS Corp.,
750	5.500%, 05/15/33	707
1,426	5.750%, 04/15/20	1,593
6,025	7.875%, 07/30/30	7,510
1,500	8.875%, 05/15/19	1,938
	Comcast Cable Communications Holdings, Inc.,
6,417	8.375%, 03/15/13	7,127
5,250	9.455%, 11/15/22	7,699
	Comcast Cable Communications LLC,
2,200	7.125%, 06/15/13	2,437
1,000	8.875%, 05/01/17	1,305
	Comcast Cable Holdings LLC,
7,039	9.800%, 02/01/12	7,287
1,800	10.125%, 04/15/22	2,585
	Comcast Corp.,
1,300	5.900%, 03/15/16	1,507
3,000	6.450%, 03/15/37	3,334
1,000	6.500%, 01/15/17	1,187
4,600	6.500%, 11/15/35	5,169
	Cox Communications, Inc.,
2,600	5.450%, 12/15/14	2,899
1,300	8.375%, 03/01/39 (e)	1,775
2,650	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	3,215
4,322	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.000%, 03/01/21	4,646
6,674	Discovery Communications LLC, 4.375%, 06/15/21	6,918
3,365	Historic TW, Inc., 9.150%, 02/01/23	4,686
	NBC Universal Media LLC,
4,000	4.375%, 04/01/21	4,105
5,102	5.950%, 04/01/41	5,364
	News America, Inc.,
2,500	6.200%, 12/15/34	2,626
3,000	6.650%, 11/15/37	3,246

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Media — Continued
1,500	6.900%, 08/15/39	1,699
1,965	7.250%, 05/18/18	2,290
4,400	7.300%, 04/30/28	4,955
3,000	7.625%, 11/30/28	3,465
1,100	8.000%, 10/17/16	1,330
1,050	8.875%, 04/26/23	1,392
	TCI Communications, Inc.,
1,337	7.125%, 02/15/28	1,607
426	8.750%, 08/01/15	520
	Thomson Reuters Corp., (Canada),
2,150	4.700%, 10/15/19	2,416
1,125	5.950%, 07/15/13	1,222
	Time Warner Cable, Inc.,
1,700	5.850%, 05/01/17	1,917
4,600	5.875%, 11/15/40	4,813
2,595	6.550%, 05/01/37	2,870
4,550	6.750%, 07/01/18	5,358
2,000	6.750%, 06/15/39	2,245
2,450	7.300%, 07/01/38	2,900
1,590	8.250%, 02/14/14	1,834
2,150	8.250%, 04/01/19	2,722
1,785	8.750%, 02/14/19	2,310
	Time Warner Entertainment Co. LP,
2,020	8.375%, 03/15/23	2,632
6,500	8.375%, 07/15/33	8,363
2,165	10.150%, 05/01/12	2,296
	Time Warner, Inc.,
5,670	4.750%, 03/29/21	6,089
3,125	6.200%, 03/15/40	3,361
4,139	6.250%, 03/29/41	4,594
3,825	7.625%, 04/15/31	4,702
1,255	7.700%, 05/01/32	1,553

		172,320

	Multiline Retail — 0.1%
1,000	Kohl’s Corp., 6.250%, 12/15/17	1,194
	Target Corp.,
2,100	6.000%, 01/15/18	2,541
1,900	7.000%, 01/15/38	2,445

		6,180

	Specialty Retail — 0.1%
1,559	Gap, Inc. (The), 5.950%, 04/12/21	1,480
4,600	Home Depot, Inc., 5.400%, 03/01/16	5,225
3,500	Lowe’s Cos., Inc., 7.110%, 05/15/37	4,370

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Specialty Retail — Continued
1,775	Staples, Inc., 9.750%, 01/15/14	2,081

		13,156

	Total Consumer Discretionary	225,099

	Consumer Staples — 0.6%
	Beverages — 0.2%
	Anheuser-Busch Cos., Inc.,
1,000	5.500%, 01/15/18	1,166
1,100	5.750%, 04/01/36	1,241
	Anheuser-Busch InBev Worldwide, Inc.,
3,615	1.500%, 07/14/14	3,664
7,050	7.750%, 01/15/19	9,279
	Coca-Cola Co. (The),
1,550	3.625%, 03/15/14	1,666
1,550	4.875%, 03/15/19	1,790
1,650	Coca-Cola Refreshments USA, Inc., 8.500%, 02/01/12	1,703
2,780	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	3,102
	Diageo Finance B.V., (Netherlands),
2,150	5.300%, 10/28/15	2,458
3,600	5.500%, 04/01/13	3,867
3,975	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	4,401
	PepsiCo, Inc.,
935	0.800%, 08/25/14	934
2,503	3.000%, 08/25/21	2,509
231	7.900%, 11/01/18	306
	SABMiller plc, (United Kingdom),
1,900	5.500%, 08/15/13 (e)	2,051
4,600	5.700%, 01/15/14 (e)	5,033
850	6.500%, 07/01/16 (e)	1,007

		46,177

	Food & Staples Retailing — 0.1%
	CVS Caremark Corp.,
6,794	5.750%, 05/15/41	7,088
2,000	6.125%, 09/15/39	2,192
	Kroger Co. (The),
924	5.400%, 07/15/40	948
2,000	6.150%, 01/15/20	2,388
2,225	7.500%, 01/15/14	2,543
	Wal-Mart Stores, Inc.,
1,820	4.550%, 05/01/13	1,941
1,200	5.250%, 09/01/35	1,294
1,050	6.200%, 04/15/38	1,265
700	7.550%, 02/15/30	958

		20,617

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	57

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
2,125	5.875%, 05/15/13	2,239
7,760	8.500%, 06/15/19	9,900
605	Bunge N.A. Finance LP, 5.900%, 04/01/17	665
	Cargill, Inc.,
2,724	4.307%, 05/14/21 (e)	2,910
1,550	6.000%, 11/27/17 (e)	1,845
2,850	7.350%, 03/06/19 (e)	3,607
1,270	General Mills, Inc., 6.000%, 02/15/12	1,300
	Kellogg Co.,
1,500	4.250%, 03/06/13	1,576
2,600	5.125%, 12/03/12	2,739
	Kraft Foods, Inc.,
5,888	5.375%, 02/10/20	6,688
4,250	6.125%, 02/01/18	5,029
2,000	6.125%, 08/23/18	2,378
8,705	6.500%, 08/11/17	10,521
1,000	6.750%, 02/19/14	1,130
1,600	6.875%, 02/01/38	1,906
2,700	6.875%, 01/26/39	3,260
1,200	7.000%, 08/11/37	1,460

		59,153

	Household Products — 0.0% (g)
500	Kimberly-Clark Corp., 7.500%, 11/01/18	650
2,192	Procter & Gamble — ESOP, 9.360%, 01/01/21	2,953
1,000	Procter & Gamble Co. (The), 5.500%, 02/01/34	1,144

		4,747

	Total Consumer Staples	130,694

	Energy — 0.8%
	Energy Equipment & Services — 0.1%
	Halliburton Co.,
750	6.150%, 09/15/19	916
5,050	7.450%, 09/15/39	6,696
6,750	Transocean, Inc., (Cayman Islands), 6.500%, 11/15/20	7,664

		15,276

	Oil, Gas & Consumable Fuels — 0.7%
2,655	Alberta Energy Co. Ltd., (Canada), 7.375%, 11/01/31	3,157
	Anadarko Petroleum Corp.,
405	5.750%, 06/15/14	448
8,500	7.625%, 03/15/14	9,724
1,100	8.700%, 03/15/19	1,418

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — Continued
2,500	Apache Corp., 6.900%, 09/15/18	3,168
	BP Capital Markets plc, (United Kingdom),
1,380	3.125%, 03/10/12	1,398
5,500	3.875%, 03/10/15	5,863
6,200	4.742%, 03/11/21	6,792
9,100	5.250%, 11/07/13	9,845
	Canadian Natural Resources Ltd., (Canada),
400	5.900%, 02/01/18	473
2,000	6.750%, 02/01/39	2,360
400	7.200%, 01/15/32	487
5,100	Chevron Corp., 4.950%, 03/03/19	5,960
1,040	Conoco Funding Co., (Canada), 7.250%, 10/15/31	1,366
	ConocoPhillips,
1,500	5.200%, 05/15/18	1,736
2,000	5.750%, 02/01/19	2,385
1,450	6.000%, 01/15/20	1,780
1,450	6.500%, 02/01/39	1,830
900	Devon Financing Corp. ULC, (Canada), 6.875%, 09/30/11	905
2,750	Encana Corp., (Canada), 6.500%, 05/15/19	3,282
5,400	ENI S.p.A., (Italy), 5.700%, 10/01/40 (e)	5,307
	EOG Resources, Inc.,
5,300	4.100%, 02/01/21	5,610
1,800	6.875%, 10/01/18	2,232
1,155	Husky Energy, Inc., (Canada), 6.150%, 06/15/19	1,326
1,230	Kerr-McGee Corp., 6.950%, 07/01/24	1,446
	Marathon Oil Corp.,
2,819	5.900%, 03/15/18	3,302
2,800	6.000%, 10/01/17	3,246
2,430	Occidental Petroleum Corp., 1.750%, 02/15/17	2,417
1,150	PC Financial Partnership, 5.000%, 11/15/14	1,262
	Petro-Canada, (Canada),
2,549	6.050%, 05/15/18	2,955
3,200	6.800%, 05/15/38	3,757
2,045	Pioneer Natural Resources Co., 5.875%, 07/15/16	2,139
	Shell International Finance B.V., (Netherlands),
2,330	1.875%, 03/25/13	2,378
994	3.100%, 06/28/15	1,056
2,330	4.000%, 03/21/14	2,513
3,000	4.300%, 09/22/19	3,318
8,580	4.375%, 03/25/20	9,369

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
6,000	6.375%, 12/15/38	7,675
2,950	Statoil ASA, (Norway), 3.125%, 08/17/17	3,140
	Suncor Energy, Inc., (Canada),
1,900	6.100%, 06/01/18	2,204
900	6.850%, 06/01/39	1,054
5,355	Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	6,732
	Tosco Corp.,
300	7.800%, 01/01/27	398
3,500	8.125%, 02/15/30	4,795
	Total Capital S.A., (France),
10,000	2.300%, 03/15/16	10,343
2,218	4.125%, 01/28/21	2,380
2,800	XTO Energy, Inc., 5.750%, 12/15/13	3,125

		159,856

	Total Energy	175,132

	Financials — 8.4%
	Capital Markets — 1.8%
	Bank of New York Mellon Corp. (The),
8,000	2.950%, 06/18/15	8,316
2,500	3.100%, 01/15/15	2,638
3,750	4.600%, 01/15/20	4,101
1,000	5.125%, 08/27/13	1,078
	BlackRock, Inc.,
3,245	3.500%, 12/10/14	3,470
9,294	5.000%, 12/10/19	10,251
10,200	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	10,775
1,600	Charles Schwab Corp. (The), 4.950%, 06/01/14	1,756
	Credit Suisse USA, Inc.,
1,200	4.875%, 01/15/15	1,283
1,803	5.125%, 01/15/14	1,923
15,099	6.125%, 11/15/11	15,248
2,500	FMR LLC, 6.450%, 11/15/39 (e)	2,626
2,095	Goldman Sachs Capital I, 6.345%, 02/15/34	1,938
1,000	Goldman Sachs Group LP, 8.000%, 03/01/13 (e)	1,064
	Goldman Sachs Group, Inc. (The),
6,465	3.625%, 02/07/16	6,471
4,020	3.700%, 08/01/15	4,063
2,694	4.750%, 07/15/13	2,804
12,876	5.250%, 10/15/13	13,424
3,927	5.250%, 07/27/21	3,981

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — Continued
7,151	5.375%, 03/15/20	7,266
12,900	5.950%, 01/18/18	13,726
18,425	6.000%, 06/15/20	19,665
650	6.150%, 04/01/18	695
7,470	6.250%, 09/01/17	8,067
1,600	6.750%, 10/01/37	1,519
27,505	7.500%, 02/15/19	31,421
	Jefferies Group, Inc.,
3,075	3.875%, 11/09/15	3,125
2,750	5.125%, 04/13/18	2,741
5,600	6.450%, 06/08/27	5,603
7,100	8.500%, 07/15/19	8,570
	Lehman Brothers Holdings, Inc.,
151	3.950%, 11/10/09 (d)	38
3,480	4.800%, 03/13/14 (d)	866
800	5.750%, 05/17/13 (d)	199
3,000	6.000%, 07/19/12 (d)	746
3,962	6.625%, 01/18/12 (d)	986
450	6.750%, 12/28/17 (d)	—	(h)
219	7.875%, 11/01/09 (d)	54
	Macquarie Group Ltd., (Australia),
10,015	6.250%, 01/14/21 (e)	9,725
6,992	7.300%, 08/01/14 (e)	7,746
	Merrill Lynch & Co., Inc.,
700	5.000%, 01/15/15	703
3,723	5.450%, 07/15/14	3,835
1,000	5.700%, 05/02/17	979
6,929	6.150%, 04/25/13	7,207
21,186	6.400%, 08/28/17	21,710
6,348	6.875%, 04/25/18	6,588
	Morgan Stanley,
6,626	4.000%, 07/24/15	6,594
4,263	4.200%, 11/20/14	4,273
2,711	4.750%, 04/01/14	2,749
9,078	5.300%, 03/01/13	9,393
5,200	5.450%, 01/09/17	5,332
7,503	5.500%, 07/24/20	7,338
3,245	5.500%, 07/28/21	3,240
14,220	5.625%, 09/23/19	14,454
1,300	5.750%, 08/31/12	1,347
5,800	6.000%, 05/13/14	6,090
3,294	6.000%, 04/28/15	3,448
1,070	6.250%, 08/28/17	1,132
4,425	6.625%, 04/01/18	4,741
7,000	7.300%, 05/13/19	7,818

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	59

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Capital Markets — Continued
	Nomura Holdings, Inc., (Japan),
10,600	4.125%, 01/19/16	10,865
2,828	5.000%, 03/04/15	2,980
6,114	6.700%, 03/04/20	6,907
887	Northern Trust Corp., 5.500%, 08/15/13	962
1,250	State Street Corp., 4.300%, 05/30/14	1,351
	UBS AG, (Switzerland),
2,927	2.250%, 08/12/13	2,957
13,050	3.875%, 01/15/15	13,538
2,000	4.875%, 08/04/20	2,006
3,755	5.750%, 04/25/18	4,002
1,025	5.875%, 12/20/17	1,096

		385,603

	Commercial Banks — 2.6%
2,930	ANZ National (International) Ltd., (New Zealand), 2.375%, 12/21/12 (e)	2,963
	Australia & New Zealand Banking Group Ltd., (Australia),
6,200	3.250%, 03/01/16 (e)	6,391
2,867	4.875%, 01/12/21 (e)	3,061
	Bank of Nova Scotia, (Canada),
8,206	1.650%, 10/29/15 (e)	8,310
3,630	2.375%, 12/17/13	3,737
3,441	3.400%, 01/22/15	3,655
4,367	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 3.850%, 01/22/15 (e)	4,644
	Barclays Bank plc, (United Kingdom),
9,400	2.500%, 01/23/13	9,413
8,375	2.500%, 09/21/15 (e)	8,487
3,858	3.900%, 04/07/15	3,864
1,100	5.000%, 09/22/16	1,134
4,500	5.125%, 01/08/20	4,532
9,300	5.200%, 07/10/14	9,784
3,700	6.050%, 12/04/17 (e)	3,663
500	6.750%, 05/22/19	549
	BB&T Corp.,
5,008	2.050%, 04/28/14	5,071
10,800	3.850%, 07/27/12	11,092
6,250	3.950%, 04/29/16	6,664
2,750	4.900%, 06/30/17	2,943
2,350	5.700%, 04/30/14	2,589
1,650	6.850%, 04/30/19	1,973
	Branch Banking & Trust Co.,
598	4.875%, 01/15/13	616
4,650	5.625%, 09/15/16	5,277
1,500	Cadets Trust, 4.800%, 07/15/13 (e) (f) (i)	1,585

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — Continued
37,250	Canadian Imperial Bank of Commerce, (Canada), 2.600%, 07/02/15 (e)	39,044
1,250	Comerica Bank, 5.200%, 08/22/17	1,377
1,960	Comerica, Inc., 3.000%, 09/16/15	2,005
2,340	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), 2.125%, 10/13/15	2,366
	Credit Suisse, (Switzerland),
2,700	3.450%, 07/02/12	2,756
3,290	4.375%, 08/05/20	3,231
6,300	5.300%, 08/13/19	6,594
4,000	5.400%, 01/14/20	3,984
4,995	5.500%, 05/01/14	5,386
5,150	6.000%, 02/15/18	5,428
	Deutsche Bank AG, (Germany),
7,800	3.250%, 01/11/16	7,831
3,520	3.875%, 08/18/14	3,658
14,418	DnB NOR Boligkreditt AS, (Norway), 2.100%, 10/14/15 (e)	14,746
1,450	Fifth Third Bancorp, 5.450%, 01/15/17	1,572
	HSBC Bank plc, (United Kingdom),
10,761	1.625%, 07/07/14 (e)	10,891
9,146	3.100%, 05/24/16 (e)	9,298
4,624	3.500%, 06/28/15 (e)	4,740
5,961	4.125%, 08/12/20 (e)	5,973
10,000	4.750%, 01/19/21 (e)	10,367
6,805	HSBC Bank USA N.A., 4.625%, 04/01/14	7,033
4,669	HSBC Holdings plc, (United Kingdom), 5.100%, 04/05/21	5,009
3,150	KeyBank N.A., 5.500%, 09/17/12	3,267
3,750	KeyCorp, 6.500%, 05/14/13	4,031
	Manufacturers & Traders Trust Co.,
4,500	6.625%, 12/04/17	5,293
6,250	VAR, 1.746%, 04/01/13	6,243
	National Australia Bank Ltd., (Australia),
18,650	2.500%, 01/08/13 (e)	18,912
7,800	2.750%, 09/28/15 (e)	7,943
7,000	3.000%, 07/27/16 (e)	7,085
3,455	3.750%, 03/02/15 (e)	3,624
8,677	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	8,854
4,000	National City Bank, 5.800%, 06/07/17	4,398
	Nordea Bank AB, (Sweden),
5,000	1.750%, 10/04/13 (e)	4,955
6,198	4.875%, 05/13/21 (e)	5,657
2,000	PNC Bank N.A., 6.875%, 04/01/18	2,297

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Commercial Banks — Continued
	PNC Funding Corp.,
1,015	3.000%, 05/19/14	1,060
4,534	4.375%, 08/11/20	4,800
5,700	5.125%, 02/08/20	6,296
1,200	5.250%, 11/15/15	1,313
1,230	5.625%, 02/01/17	1,370
4,100	6.700%, 06/10/19	4,902
	Rabobank Nederland N.V., (Netherlands),
12,700	3.200%, 03/11/15 (e)	13,349
6,900	4.500%, 01/11/21	7,400
3,500	5.800%, 09/30/10 (e)	3,610
4,000	Royal Bank of Canada, (Canada), 2.300%, 07/20/16	4,057
2,450	SouthTrust Bank, 7.690%, 05/15/25	2,870
	SunTrust Banks, Inc.,
4,015	5.250%, 11/05/12	4,190
1,000	6.000%, 09/11/17	1,092
505	7.250%, 03/15/18	597
6,699	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	6,771
	Toronto-Dominion Bank (The), (Canada),
9,045	2.200%, 07/29/15 (e)	9,352
5,384	2.500%, 07/14/16	5,540
	U.S. Bancorp,
4,680	2.450%, 07/27/15	4,804
4,299	2.875%, 11/20/14	4,474
3,558	4.125%, 05/24/21	3,764
1,400	7.500%, 06/01/26	1,827
690	U.S. Bank N.A., 6.300%, 02/04/14	770
	Wachovia Bank N.A.,
4,700	5.000%, 08/15/15	5,069
15,190	6.000%, 11/15/17	17,104
2,700	6.600%, 01/15/38	3,080
4,430	VAR, 0.577%, 03/15/16	4,100
	Wachovia Corp.,
2,130	4.875%, 02/15/14	2,248
8,400	5.500%, 05/01/13	8,980
3,050	5.750%, 06/15/17	3,457
13,275	5.750%, 02/01/18	15,187
	Wells Fargo & Co.,
16,700	3.676%, 06/15/16	17,654
8,500	4.600%, 04/01/21	9,169
9,185	5.625%, 12/11/17	10,533
	Wells Fargo Bank N.A.,
4,870	4.750%, 02/09/15	5,166
2,000	5.750%, 05/16/16	2,200

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — Continued
	Westpac Banking Corp., (Australia),
4,800	4.200%, 02/27/15	5,098
10,711	4.875%, 11/19/19	11,268

		562,366

	Consumer Finance — 0.5%
4,900	American Express Centurion Bank, 6.000%, 09/13/17	5,645
2,750	American Express Co., 7.000%, 03/19/18	3,274
	American Express Credit Corp.,
9,100	5.875%, 05/02/13	9,721
5,650	7.300%, 08/20/13	6,240
1,479	American General Finance Corp., 5.375%, 10/01/12	1,442
	American Honda Finance Corp.,
2,060	2.375%, 03/18/13 (e)	2,100
1,335	7.625%, 10/01/18 (e)	1,712
13,599	Capital One Bank USA N.A., 8.800%, 07/15/19	16,792
	Capital One Financial Corp.,
2,502	4.750%, 07/15/21	2,518
1,175	5.700%, 09/15/11	1,177
3,105	6.250%, 11/15/13	3,366
8,300	6.750%, 09/15/17	9,486
2,970	7.375%, 05/23/14	3,342
	HSBC Finance Corp.,
311	4.750%, 07/15/13	324
6,500	5.000%, 06/30/15	6,871
1,600	5.250%, 01/15/14	1,702
200	5.500%, 01/19/16	216
2,251	6.375%, 10/15/11	2,264
1,078	6.375%, 11/27/12	1,131
308	7.350%, 11/27/32	307
1,700	VAR, 0.499%, 01/15/14	1,647
	John Deere Capital Corp.,
450	4.500%, 04/03/13	477
4,750	5.250%, 10/01/12	4,989
2,437	SLM Corp., 5.375%, 01/15/13	2,462
5,538	Toyota Motor Credit Corp., 3.200%, 06/17/15	5,849
2,002	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	2,022

		97,076

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	61

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Diversified Financial Services — 2.0%
10,250	Associates Corp. of North America, 6.950%, 11/01/18	11,194
18,700	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	19,276
	Bank of America Corp.,
2,385	3.625%, 03/17/16	2,328
5,500	4.900%, 05/01/13	5,632
2,715	5.000%, 05/13/21	2,658
6,500	5.625%, 10/14/16	6,621
11,580	5.625%, 07/01/20	11,728
7,980	5.650%, 05/01/18	8,143
4,635	5.750%, 12/01/17	4,818
5,000	6.500%, 08/01/16	5,366
3,000	7.375%, 05/15/14	3,283
3,500	7.625%, 06/01/19	3,954
7,420	Bank of America N.A., 5.300%, 03/15/17	7,263
	BHP Billiton Finance USA Ltd., (Australia),
1,600	5.400%, 03/29/17	1,861
1,150	5.500%, 04/01/14	1,281
2,750	6.500%, 04/01/19	3,387
6,049	Caisse Centrale Desjardins du Quebec, (Canada), 2.550%, 03/24/16 (e)	6,331
	Caterpillar Financial Services Corp.,
1,900	4.900%, 08/15/13	2,044
1,000	5.450%, 04/15/18	1,171
900	5.500%, 03/15/16	1,050
4,800	6.200%, 09/30/13	5,284
3,500	7.050%, 10/01/18	4,469
600	7.150%, 02/15/19	769
	Citigroup, Inc.,
11,602	4.587%, 12/15/15	12,050
1,500	4.700%, 05/29/15	1,535
5,400	4.750%, 05/19/15	5,632
5,286	5.000%, 09/15/14	5,428
4,470	5.375%, 08/09/20	4,745
2,400	5.500%, 04/11/13	2,500
1,000	5.500%, 02/15/17	1,019
1,575	6.000%, 12/13/13	1,670
13,500	6.000%, 08/15/17	14,638
7,525	6.010%, 01/15/15	8,081
5,350	6.125%, 11/21/17	5,860
3,675	6.375%, 08/12/14	4,008
700	6.875%, 03/05/38	744
2,850	8.125%, 07/15/39	3,432
13,075	8.500%, 05/22/19	15,981

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — Continued
	CME Group, Inc.,
7,200	5.400%, 08/01/13	7,741
700	5.750%, 02/15/14	775
1,225	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,439
	ERAC USA Finance LLC,
2,728	2.250%, 01/10/14 (e)	2,773
3,874	4.500%, 08/16/21 (e)	3,945
	FUEL Trust,
12,102	3.984%, 06/15/16 (e)	12,067
3,346	4.207%, 04/15/16 (e)	3,365
	General Electric Capital Corp.,
4,131	2.250%, 11/09/15	4,155
14,400	4.375%, 09/16/20	14,674
3,050	4.625%, 01/07/21	3,144
16,000	5.250%, 10/19/12	16,754
1,787	5.300%, 02/11/21	1,903
1,500	5.400%, 02/15/17	1,659
2,000	5.500%, 06/04/14	2,199
10,250	5.500%, 01/08/20	11,308
7,400	5.625%, 09/15/17	8,221
29,075	5.625%, 05/01/18	32,221
24,103	5.875%, 02/15/12	24,665
1,900	5.875%, 01/14/38	1,936
4,700	5.900%, 05/13/14	5,214
24,792	6.000%, 06/15/12	25,814
5,300	6.000%, 08/07/19	5,963
7,841	6.750%, 03/15/32	8,816
900	6.875%, 01/10/39	1,036
2,625	VAR, 0.366%, 04/10/12	2,625
3,500	VAR, 0.456%, 02/15/17	3,135
10,530	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	10,741
	National Rural Utilities Cooperative Finance Corp.,
530	2.625%, 09/16/12	541
3,550	4.750%, 03/01/14	3,881
2,155	10.375%, 11/01/18	3,082
2,400	Textron Financial Corp., 5.400%, 04/28/13	2,509

		435,535

	Insurance — 1.1%
	ACE INA Holdings, Inc.,
3,636	2.600%, 11/23/15	3,695
2,000	5.600%, 05/15/15	2,205

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Insurance — Continued
	Aflac, Inc.,
2,118	6.450%, 08/15/40	2,071
1,500	8.500%, 05/15/19	1,862
1,150	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	1,226
5,000	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	5,340
	American International Group, Inc.,
3,284	4.250%, 05/15/13	3,324
2,800	5.450%, 05/18/17	2,852
1,425	5.600%, 10/18/16	1,476
	AON Corp.,
2,483	3.125%, 05/27/16	2,486
2,012	3.500%, 09/30/15	2,088
1,668	6.250%, 09/30/40	1,843
5,641	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	5,810
	Berkshire Hathaway Finance Corp.,
3,000	2.450%, 12/15/15	3,089
3,500	4.000%, 04/15/12	3,576
3,800	4.600%, 05/15/13	4,004
750	5.000%, 08/15/13	805
11,700	5.400%, 05/15/18	13,375
1,300	5.750%, 01/15/40	1,401
5,859	Berkshire Hathaway, Inc., 3.750%, 08/15/21	5,996
1,130	Chubb Corp., 5.750%, 05/15/18	1,322
	CNA Financial Corp.,
6,800	5.850%, 12/15/14	7,284
5,063	5.875%, 08/15/20	5,283
	Jackson National Life Global Funding,
3,400	5.375%, 05/08/13 (e)	3,615
4,115	6.125%, 05/30/12 (e)	4,268
2,980	Liberty Mutual Group, Inc., 5.750%, 03/15/14 (e)	3,139
1,625	Lincoln National Corp., 4.850%, 06/24/21	1,579
	MassMutual Global Funding II,
2,714	2.300%, 09/28/15 (e)	2,745
1,628	2.875%, 04/21/14 (e)	1,692
5,150	3.625%, 07/16/12 (e)	5,270
7,358	MetLife Institutional Funding II, VAR, 1.146%, 04/04/14 (e)	7,363
815	MetLife, Inc., 6.817%, 08/15/18	964
	Metropolitan Life Global Funding I,
2,500	2.000%, 01/10/14 (e)	2,527
9,335	2.500%, 01/11/13 (e)	9,473
8,000	2.875%, 09/17/12 (e)	8,122

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — Continued
3,235	3.125%, 01/11/16 (e)	3,363
13,300	3.650%, 06/14/18 (e)	13,615
3,000	5.125%, 04/10/13 (e)	3,169
2,497	5.200%, 09/18/13 (e)	2,693
1,000	Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	1,062
	Nationwide Financial Services,
1,130	5.900%, 07/01/12	1,162
1,661	6.250%, 11/15/11	1,672
	Nationwide Mutual Insurance Co.,
1,000	6.600%, 04/15/34	931
5,990	9.375%, 08/15/39 (e)	7,078
	New York Life Global Funding,
3,000	3.000%, 05/04/15 (e)	3,151
5,910	4.650%, 05/09/13 (e)	6,280
5,914	5.375%, 09/15/13 (e)	6,407
	Pacific Life Global Funding,
4,000	5.000%, 05/15/17 (e)	4,306
2,500	5.150%, 04/15/13 (e)	2,637
1,600	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	2,118
6,400	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	7,042
	Principal Life Global Funding I,
1,600	5.050%, 03/15/15 (e)	1,748
11,236	6.250%, 02/15/12 (e)	11,505
	Principal Life Income Funding Trusts,
5,900	5.100%, 04/15/14	6,420
2,215	5.300%, 12/14/12	2,332
2,900	5.300%, 04/24/13	3,096
11,540	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	14,543
1,070	Travelers Cos., Inc. (The), 5.800%, 05/15/18	1,232
3,200	Travelers Life & Annunity Global Funding I, 5.125%, 08/15/14 (e)	3,535
890	Travelers Property Casualty Corp., 5.000%, 03/15/13	941

		245,208

	Real Estate Investment Trusts (REITs) — 0.2%
	CommonWealth REIT,
7,010	5.875%, 09/15/20	7,276
3,890	6.650%, 01/15/18	4,385
6,185	HCP, Inc., 5.375%, 02/01/21	6,301
	Simon Property Group LP,
450	4.200%, 02/01/15	480

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	63

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Real Estate Investment Trusts (REITs) — Continued
2,400	4.375%, 03/01/21	2,401
1,775	5.625%, 08/15/14	1,981
1,100	5.650%, 02/01/20	1,210
2,120	6.100%, 05/01/16	2,408
3,675	6.125%, 05/30/18	4,139
1,645	6.750%, 05/15/14	1,868
10,077	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	11,426

		43,875

	Thrifts & Mortgage Finance — 0.2%
8,600	Countrywide Financial Corp., 6.250%, 05/15/16	8,685
24,170	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	24,434

		33,119

	Total Financials	1,802,782

	Health Care — 0.2%
	Biotechnology — 0.1%
	Amgen, Inc.,
1,188	4.500%, 03/15/20	1,301
4,500	4.950%, 10/01/41	4,484
2,348	5.650%, 06/15/42	2,569
1,975	5.700%, 02/01/19	2,327
3,541	5.750%, 03/15/40	3,929

		14,610

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
1,150	4.000%, 03/01/14	1,237
500	4.625%, 03/15/15	554
700	Becton Dickinson and Co., 5.000%, 05/15/19	801

		2,592

	Health Care Providers & Services — 0.0% (g)
2,158	Medco Health Solutions, Inc., 2.750%, 09/15/15	2,208
	WellPoint, Inc.,
492	5.875%, 06/15/17	572
340	7.000%, 02/15/19	422

		3,202

	Pharmaceuticals — 0.1%
350	Abbott Laboratories, 6.150%, 11/30/37	431
3,200	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	3,610
1,095	Eli Lilly & Co., 3.550%, 03/06/12	1,112

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Pharmaceuticals — Continued
	GlaxoSmithKline Capital, Inc.,
1,000	4.375%, 04/15/14	1,093
3,100	5.650%, 05/15/18	3,715
2,100	6.375%, 05/15/38	2,612
1,040	Merck & Co., Inc., 6.000%, 09/15/17	1,271
790	Wyeth, 6.450%, 02/01/24	1,011

		14,855

	Total Health Care	35,259

	Industrials — 0.7%
	Aerospace & Defense — 0.1%
	Boeing Co. (The),
250	3.500%, 02/15/15	269
500	4.875%, 02/15/20	564
1,500	Honeywell International, Inc., 5.300%, 03/01/18	1,763
	Lockheed Martin Corp.,
1,000	4.250%, 11/15/19	1,092
3,993	5.720%, 06/01/40	4,368
	United Technologies Corp.,
5	6.100%, 05/15/12	5
8,400	6.125%, 02/01/19	10,427

		18,488

	Airlines — 0.1%
1,679	American Airlines, 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	1,561
567	Continental Airlines, 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	591
4,120	Continental Airlines, 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	4,181
4,485	Delta Air Lines, 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	4,356
1,522	Delta Air Lines, 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	1,484

		12,173

	Building Products — 0.0% (g)
800	Masco Corp., 5.850%, 03/15/17	796

	Commercial Services & Supplies — 0.1%
2,850	Allied Waste North America, Inc., 6.875%, 06/01/17	3,071
	Pitney Bowes, Inc.,
4,300	4.875%, 08/15/14	4,669
7,170	5.000%, 03/15/15	7,758
1,700	5.600%, 03/15/18	1,878

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Commercial Services & Supplies — Continued
	Waste Management, Inc.,
1,885	4.750%, 06/30/20	2,040
1,365	7.375%, 03/11/19	1,735
800	7.750%, 05/15/32	1,039

		22,190

	Industrial Conglomerates — 0.0% (g)
	Koninklijke Philips Electronics N.V., (Netherlands),
1,666	5.750%, 03/11/18	1,922
550	7.200%, 06/01/26	687
1,350	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	1,581
2,650	Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	3,485
3,100	Tyco International Ltd./Tyco International Finance S.A., (Switzerland), 7.000%, 12/15/19	3,781

		11,456

	Machinery — 0.1%
3,748	Danaher Corp., 3.900%, 06/23/21	3,988
	Eaton Corp.,
2,650	5.600%, 05/15/18	3,119
2,000	7.625%, 04/01/24	2,687
775	Ingersoll-Rand Co., (Bermuda), 6.391%, 11/15/27	929
350	PACCAR, Inc., 6.375%, 02/15/12	358
775	Parker Hannifin Corp., 5.500%, 05/15/18	919

		12,000

	Road & Rail — 0.3%
	Burlington Northern Santa Fe LLC,
2,080	3.450%, 09/15/21	2,076
1,418	3.600%, 09/01/20	1,421
5,250	5.400%, 06/01/41	5,487
3,660	5.650%, 05/01/17	4,264
1,675	5.750%, 03/15/18	1,960
2,000	5.750%, 05/01/40	2,194
600	6.700%, 08/01/28	728
1,300	7.000%, 02/01/14	1,483
1,300	7.290%, 06/01/36	1,721
	CSX Corp.,
1,986	4.250%, 06/01/21	2,079
3,900	5.500%, 04/15/41	4,062
1,700	6.250%, 04/01/15	1,975
850	6.300%, 03/15/12	874

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Road & Rail — Continued
700	7.375%, 02/01/19	883
4,000	7.900%, 05/01/17	5,042
400	ERAC USA Finance LLC, 6.375%, 10/15/17 (e)	474
2,579	Federal Express Corp. 1998 Pass Through Trust, 6.720%, 01/15/22	2,975
	Norfolk Southern Corp.,
299	5.590%, 05/17/25	342
871	5.640%, 05/17/29	983
1,500	6.000%, 03/15/99	1,638
3,143	6.000%, 05/23/11	3,382
326	7.250%, 02/15/31	433
135	7.700%, 05/15/17	171
34	7.800%, 05/15/27	46
2,690	Ryder System, Inc., 3.600%, 03/01/16	2,791
	Union Pacific Corp.,
4,388	4.163%, 07/15/22 (e)	4,656
175	4.875%, 01/15/15	194
1,484	5.650%, 05/01/17	1,728
1,000	5.780%, 07/15/40	1,098
	United Parcel Service of America, Inc.,
2,350	8.375%, 04/01/20	3,273
600	SUB, 8.375%, 04/01/30	855

		61,288

	Total Industrials	138,391

	Information Technology — 0.6%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
1,500	5.500%, 02/22/16	1,737
4,660	5.500%, 01/15/40	5,083
4,990	5.900%, 02/15/39	5,654

		12,474

	Computers & Peripherals — 0.2%
	Dell, Inc.,
6,526	3.100%, 04/01/16	6,822
2,200	4.625%, 04/01/21	2,323
570	5.650%, 04/15/18	650
1,900	7.100%, 04/15/28	2,295
	Hewlett-Packard Co.,
650	2.950%, 08/15/12	661
7,667	4.300%, 06/01/21	7,964
1,000	4.500%, 03/01/13	1,049
1,900	4.750%, 06/02/14	2,069
2,525	5.400%, 03/01/17	2,870
4,400	6.125%, 03/01/14	4,853

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	65

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Computers & Peripherals — Continued
	International Business Machines Corp.,
5,151	1.950%, 07/22/16	5,227
3,950	5.700%, 09/14/17	4,737
660	6.220%, 08/01/27	810
4,500	7.625%, 10/15/18	5,952
450	8.000%, 10/15/38	666

		48,948

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
855	3.375%, 11/01/15	884
4,635	6.000%, 04/01/20	5,015
5,270	6.875%, 07/01/13	5,678
3,600	7.500%, 01/15/27	4,139

		15,716

	IT Services — 0.0% (g)
	HP Enterprise Services LLC,
2,950	6.000%, 08/01/13	3,207
2,420	7.450%, 10/15/29	3,235

		6,442

	Office Electronics — 0.0% (g)
	Xerox Corp.,
1,770	4.500%, 05/15/21	1,830
3,450	5.625%, 12/15/19	3,867
3,200	6.750%, 02/01/17	3,750
310	8.250%, 05/15/14	359

		9,806

	Semiconductors & Semiconductor Equipment — 0.1%
8,285	National Semiconductor Corp., 6.600%, 06/15/17	10,124
5,000	Texas Instruments, Inc., 1.375%, 05/15/14	5,070

		15,194

	Software — 0.1%
1,796	Intuit, Inc., 5.750%, 03/15/17	2,067
	Microsoft Corp.,
7,590	1.625%, 09/25/15	7,738
1,214	4.500%, 10/01/40	1,233
	Oracle Corp.,
5,300	5.000%, 07/08/19	6,095
2,320	5.250%, 01/15/16	2,667
3,400	5.750%, 04/15/18	4,072
1,950	6.500%, 04/15/38	2,427

		26,299

	Total Information Technology	134,879

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Materials — 0.3%
	Chemicals — 0.3%
850	Air Products & Chemicals, Inc., 4.150%, 02/01/13	890
	Dow Chemical Co. (The),
4,831	4.250%, 11/15/20	4,934
650	6.000%, 10/01/12	685
1,345	7.375%, 11/01/29	1,682
6,770	7.600%, 05/15/14	7,803
2,044	8.550%, 05/15/19	2,656
	El du Pont de Nemours & Co.,
3,706	1.950%, 01/15/16	3,775
125	4.125%, 03/06/13	131
500	4.875%, 04/30/14	551
2,150	4.900%, 01/15/41	2,210
1,500	5.600%, 12/15/36	1,681
5,000	6.000%, 07/15/18	6,037
3,750	Monsanto Co., 7.375%, 08/15/12	3,979
	Potash Corp. of Saskatchewan, Inc., (Canada),
1,450	4.875%, 03/01/13	1,535
3,800	6.500%, 05/15/19	4,652
	PPG Industries, Inc.,
1,144	5.500%, 11/15/40	1,259
2,150	5.750%, 03/15/13	2,299
1,800	6.650%, 03/15/18	2,211
2,100	9.000%, 05/01/21	2,913
	Praxair, Inc.,
850	4.375%, 03/31/14	923
1,900	4.625%, 03/30/15	2,110
480	5.200%, 03/15/17	560
1,295	5.250%, 11/15/14	1,463
	Union Carbide Corp.,
6,050	7.500%, 06/01/25	7,033
1,800	7.750%, 10/01/96	1,985

		65,957

	Construction Materials — 0.0% (g)
1,666	CRH America, Inc., 6.000%, 09/30/16	1,842

	Metals & Mining — 0.0% (g)
	Rio Tinto Finance USA Ltd., (Australia),
1,280	3.500%, 11/02/20	1,273
1,585	8.950%, 05/01/14	1,901

		3,174

	Total Materials	70,973

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.9%
270	AT&T Corp., 8.000%, 11/15/31	365
	AT&T, Inc.,
7,000	4.450%, 05/15/21	7,512
8,300	4.950%, 01/15/13	8,718
1,120	5.100%, 09/15/14	1,238
10,603	5.350%, 09/01/40	10,803
2,925	5.500%, 02/01/18	3,365
1,300	5.600%, 05/15/18	1,502
2,295	5.625%, 06/15/16	2,621
7,200	6.300%, 01/15/38	8,058
500	6.800%, 05/15/36	588
	BellSouth Corp.,
4,550	5.200%, 09/15/14	5,037
1,000	6.550%, 06/15/34	1,129
3,840	6.875%, 10/15/31	4,543
	BellSouth Telecommunications, Inc.,
1,541	6.300%, 12/15/15	1,655
1,200	7.000%, 10/01/25	1,445
2,300	7.000%, 12/01/95	2,585
	British Telecommunications plc, (United Kingdom),
5,000	5.150%, 01/15/13	5,272
2,800	5.950%, 01/15/18	3,162
300	9.875%, 12/15/30	438
4,500	Centel Capital Corp., 9.000%, 10/15/19	5,178
	CenturyLink, Inc.,
9,400	6.450%, 06/15/21	9,153
6,000	Series P, 7.600%, 09/15/39	5,532
	Deutsche Telekom International Finance B.V., (Netherlands),
4,200	4.875%, 07/08/14	4,566
785	5.250%, 07/22/13	839
2,025	6.000%, 07/08/19	2,412
5,800	8.750%, 06/15/30	7,844
1,000	France Telecom S.A., (France), 8.500%, 03/01/31	1,331
	GTE Corp.,
17,200	6.840%, 04/15/18	20,652
1,000	8.750%, 11/01/21	1,401
	Telecom Italia Capital S.A., (Luxembourg),
4,360	4.950%, 09/30/14	4,297
2,300	5.250%, 11/15/13	2,303
2,650	6.175%, 06/18/14	2,674
2,125	6.999%, 06/04/18	2,191

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — Continued
	Telefonica Emisiones S.A.U., (Spain),
2,258	5.462%, 02/16/21	2,184
4,000	5.855%, 02/04/13	4,131
1,500	5.877%, 07/15/19	1,505
3,250	6.221%, 07/03/17	3,357
2,400	6.421%, 06/20/16	2,522
	Verizon Communications, Inc.,
2,175	5.500%, 02/15/18	2,523
250	5.550%, 02/15/16	284
1,443	5.850%, 09/15/35	1,602
4,400	7.350%, 04/01/39	5,643
1,500	8.750%, 11/01/18	2,032
6,498	Verizon Florida LLC, 6.125%, 01/15/13	6,924
8,025	Verizon Global Funding Corp., 7.750%, 12/01/30	10,584
	Verizon Maryland, Inc.,
2,363	6.125%, 03/01/12	2,424
3,100	7.150%, 05/01/23	3,280
900	Verizon New England, Inc., 4.750%, 10/01/13	956
880	Verizon New York, Inc., 7.375%, 04/01/32	1,037
5,232	Verizon Pennsylvania, Inc., 8.350%, 12/15/30	6,823
2,788	Verizon Virginia, Inc., 4.625%, 03/15/13	2,930

		201,150

	Wireless Telecommunication Services — 0.1%
4,274	America Movil S.A.B. de C.V., (Mexico), 2.375%, 09/08/16	4,239
1,500	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	1,650
2,780	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	2,849
	Vodafone Group plc, (United Kingdom),
5,125	5.000%, 09/15/15	5,748
753	5.450%, 06/10/19	880

		15,366

	Total Telecommunication Services	216,516

	Utilities — 1.2%
	Electric Utilities — 0.9%
2,123	Alabama Power Co., 6.125%, 05/15/38	2,628
2,250	Appalachian Power Co., 6.700%, 08/15/37	2,665
	Arizona Public Service Co.,
1,110	4.650%, 05/15/15	1,206
3,385	5.050%, 09/01/41	3,296

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	67

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Electric Utilities — continued
	Carolina Power & Light Co.,
2,177	5.125%, 09/15/13	2,359
2,000	5.300%, 01/15/19	2,357
	CenterPoint Energy Houston Electric LLC,
3,100	5.750%, 01/15/14	3,430
3,725	7.000%, 03/01/14	4,253
3,450	Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	4,400
1,550	Columbus Southern Power Co., 6.050%, 05/01/18	1,848
5,342	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	5,489
925	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	1,098
3,078	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	3,548
	Duke Energy Carolinas LLC,
1,991	4.300%, 06/15/20	2,178
1,400	5.100%, 04/15/18	1,635
1,795	5.625%, 11/30/12	1,901
1,816	6.250%, 01/15/12	1,852
	Duke Energy Corp.,
2,966	3.550%, 09/15/21	2,932
1,875	3.950%, 09/15/14	2,012
	Duke Energy Indiana, Inc.,
2,260	3.750%, 07/15/20	2,378
3,100	6.350%, 08/15/38	3,837
	Enel Finance International N.V., (Luxembourg),
6,030	5.125%, 10/07/19 (e)	6,032
1,000	6.000%, 10/07/39 (e)	864
	Exelon Generation Co. LLC,
6,000	4.000%, 10/01/20	5,968
1,857	5.750%, 10/01/41	1,891
	Florida Power & Light Co.,
500	5.950%, 10/01/33	603
1,000	5.950%, 02/01/38	1,227
	Florida Power Corp.,
500	4.800%, 03/01/13	529
1,125	5.650%, 06/15/18	1,339
700	6.400%, 06/15/38	871
	Georgia Power Co.,
400	5.950%, 02/01/39	472
1,100	6.000%, 11/01/13	1,214
1,507	Great Plains Energy, Inc., 4.850%, 06/01/21	1,588
1,085	Indiana Michigan Power Co., 7.000%, 03/15/19	1,357

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — Continued
300	Jersey Central Power & Light Co., 7.350%, 02/01/19	382
192	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	194
700	MidAmerican Energy Co., 5.300%, 03/15/18	812
	Nevada Power Co.,
367	5.375%, 09/15/40	404
950	6.500%, 08/01/18	1,145
1,825	7.125%, 03/15/19	2,291
	NextEra Energy Capital Holdings, Inc.,
900	5.350%, 06/15/13	960
1,200	6.000%, 03/01/19	1,390
1,600	7.875%, 12/15/15	1,918
1,625	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	1,819
2,560	Nisource Finance Corp., 6.150%, 03/01/13	2,727
2,500	Northern States Power Co., 6.250%, 06/01/36	3,160
2,400	Ohio Power Co., 5.750%, 09/01/13	2,609
	Oncor Electric Delivery Co. LLC,
820	5.950%, 09/01/13	894
6,150	6.800%, 09/01/18	7,453
	Pacific Gas & Electric Co.,
1,980	5.625%, 11/30/17	2,322
750	8.250%, 10/15/18	999
	PacifiCorp,
250	5.500%, 01/15/19	296
2,850	5.650%, 07/15/18	3,369
125	6.900%, 11/15/11	127
900	Peco Energy Co., 5.350%, 03/01/18	1,060
900	Pennsylvania Electric Co., 6.050%, 09/01/17	1,031
1,320	Potomac Electric Power Co., 6.500%, 11/15/37	1,706
	Progress Energy, Inc.,
3,778	4.400%, 01/15/21	4,019
730	6.050%, 03/15/14	813
1,480	7.750%, 03/01/31	1,956
	PSEG Power LLC,
2,411	5.125%, 04/15/20	2,631
2,190	5.500%, 12/01/15	2,447
1,255	8.625%, 04/15/31	1,699
	Public Service Co. of Colorado,
1,160	3.200%, 11/15/20	1,181
275	5.800%, 08/01/18	334
	Public Service Co. of Oklahoma,
1,964	4.400%, 02/01/21	2,093

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Electric Utilities — Continued
3,350	6.625%, 11/15/37	4,043
	Public Service Electric & Gas Co.,
825	5.300%, 05/01/18	967
1,138	5.375%, 11/01/39	1,282
5,300	6.330%, 11/01/13	5,877
	Southern California Edison Co.,
988	3.875%, 06/01/21	1,059
1,200	4.150%, 09/15/14	1,306
1,400	5.500%, 08/15/18	1,654
1,650	5.750%, 03/15/14	1,838
645	5.950%, 02/01/38	786
2,450	6.050%, 03/15/39	3,035
	Southern Co.,
2,973	1.950%, 09/01/16	2,970
580	4.150%, 05/15/14	621
3,400	Southwestern Public Service Co., 8.750%, 12/01/18	4,592
	Spectra Energy Capital LLC,
2,900	5.500%, 03/01/14	3,159
350	5.668%, 08/15/14	389
3,645	6.250%, 02/15/13	3,879
1,000	7.500%, 09/15/38	1,281
3,850	8.000%, 10/01/19	4,863
	Virginia Electric and Power Co.,
2,550	5.100%, 11/30/12	2,684
4,600	5.400%, 04/30/18	5,391
800	5.950%, 09/15/17	966

		190,140

	Gas Utilities — 0.1%
	AGL Capital Corp.,
1,700	4.450%, 04/15/13	1,772
4,728	5.875%, 03/15/41	5,465
1,530	ANR Pipeline Co., 9.625%, 11/01/21	2,217
	Atmos Energy Corp.,
320	5.125%, 01/15/13	338
690	8.500%, 03/15/19	931
	CenterPoint Energy Resources Corp.,
1,000	4.500%, 01/15/21 (e)	1,061
530	6.125%, 11/01/17	626
1,037	Southern California Gas Co., 4.800%, 10/01/12	1,083
	TransCanada PipeLines Ltd., (Canada),
1,515	4.000%, 06/15/13	1,599
1,500	6.200%, 10/15/37	1,780
1,900	6.500%, 08/15/18	2,313

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Gas Utilities — Continued
2,650	7.125%, 01/15/19	3,367
2,100	7.250%, 08/15/38	2,741

		25,293

	Multi-Utilities — 0.2%
3,780	CenterPoint Energy, Inc., 6.500%, 05/01/18	4,492
	Dominion Resources, Inc.,
2,052	4.900%, 08/01/41	2,029
590	6.000%, 11/30/17	701
1,879	6.250%, 06/30/12	1,959
1,200	7.000%, 06/15/38	1,547
1,600	8.875%, 01/15/19	2,120
4,650	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	5,043
1,625	MidAmerican Energy Holdings Co., 5.750%, 04/01/18	1,893
1,550	PG&E Corp., 5.750%, 04/01/14	1,711
	Sempra Energy,
1,500	6.000%, 10/15/39	1,719
2,300	6.150%, 06/15/18	2,684
900	6.500%, 06/01/16	1,071
2,760	8.900%, 11/15/13	3,173
4,900	9.800%, 02/15/19	6,899
	Wisconsin Electric Power Co.,
1,400	6.000%, 04/01/14	1,584
1,295	6.250%, 12/01/15	1,550
601	Xcel Energy, Inc., 4.700%, 05/15/20	663

		40,838

	Water Utilities — 0.0% (g)
	American Water Capital Corp.,
2,025	6.085%, 10/15/17	2,396
3,740	6.593%, 10/15/37	4,378

		6,774

	Total Utilities	263,045

	Total Corporate Bonds (Cost $3,029,772)	3,192,770

Foreign Government Securities — 0.3%
	Israel Government AID Bond, (Israel),
27,000	Zero Coupon, 08/15/17	24,409
3,040	Province of Manitoba, (Canada), 2.125%, 04/22/13	3,127
	Province of Ontario, (Canada),
5,500	2.700%, 06/16/15	5,822
12,250	2.950%, 02/05/15	13,045
560	Province of Quebec, (Canada), SUB, 7.365%, 03/06/26	783

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	69

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Foreign Government Securities — Continued
	United Mexican States, (Mexico),
5,706	5.750%, 10/12/10	5,621
2,035	5.875%, 01/15/14	2,228
3,398	6.375%, 01/16/13	3,627
850	6.625%, 03/03/15	983
4,881	7.500%, 04/08/33	6,565
2,925	8.300%, 08/15/31	4,219

	Total Foreign Government Securities (Cost $64,946)	70,429

Mortgage Pass-Through Securities — 13.2%
	Federal Home Loan Mortgage Corp.,
1,715	ARM, 2.107%, 07/01/36	1,805
95	ARM, 2.210%, 07/01/19	99
755	ARM, 2.289%, 08/01/36	790
212	ARM, 2.308%, 01/01/27	222
63	ARM, 2.375%, 07/01/26	63
89	ARM, 2.430%, 04/01/30	94
990	ARM, 2.480%, 12/01/33	1,038
5,574	ARM, 2.495%, 05/01/36	5,949
1,915	ARM, 2.496%, 07/01/36	2,005
1,881	ARM, 2.500%, 01/01/35	1,980
4,956	ARM, 2.509%, 05/01/33	5,213
1,809	ARM, 2.510%, 04/01/34	1,902
933	ARM, 2.529%, 08/01/35	984
1,151	ARM, 2.565%, 02/01/36	1,209
2,547	ARM, 2.574%, 12/01/35	2,687
1,543	ARM, 2.617%, 07/01/37	1,637
3,469	ARM, 2.624%, 09/01/34	3,644
214	ARM, 2.628%, 09/01/32	223
5,666	ARM, 2.758%, 09/01/36	6,018
5,882	ARM, 2.790%, 03/01/36	6,253
707	ARM, 2.803%, 01/01/37	747
1,602	ARM, 3.066%, 05/01/36	1,691
6,082	ARM, 3.308%, 03/01/36	6,492
3,604	ARM, 3.501%, 09/01/36	3,812
966	ARM, 3.883%, 11/01/36	1,003
9,762	ARM, 4.294%, 12/01/36	10,306
11,279	ARM, 4.541%, 08/01/36	11,872
2,394	ARM, 4.613%, 08/01/36	2,521
8,271	ARM, 4.918%, 02/01/36	8,831
14,706	ARM, 4.994%, 01/01/35	15,773
7,146	ARM, 5.012%, 05/01/37	7,597
5,286	ARM, 5.061%, 07/01/36	5,672
2,899	ARM, 5.114%, 11/01/36	3,061
10,130	ARM, 5.126%, 03/01/37	10,718
3,187	ARM, 5.295%, 05/01/38	3,385

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

5,991	ARM, 5.535%, 05/01/36	6,417
3,870	ARM, 5.612%, 04/01/38	4,117
3,060	ARM, 5.626%, 10/01/36	3,190
1,476	ARM, 5.655%, 04/01/37	1,577
5,339	ARM, 5.673%, 06/01/37	5,776
4,528	ARM, 5.729%, 02/01/37	4,817
3,846	ARM, 5.739%, 05/01/37	4,094
2,533	ARM, 5.748%, 05/01/37	2,709
3,094	ARM, 5.754%, 06/01/36	3,318
3,688	ARM, 5.785%, 01/01/37	3,909
4,303	ARM, 5.794%, 11/01/36	4,575
3,022	ARM, 5.823%, 10/01/36	3,156
280	ARM, 5.865%, 02/01/37	298
3,580	ARM, 5.876%, 04/01/37	3,810
983	ARM, 5.882%, 05/01/37	1,046
1,638	ARM, 5.927%, 04/01/37	1,770
2,099	ARM, 5.929%, 03/01/37	2,234
7,136	ARM, 5.948%, 10/01/36	7,464
748	ARM, 6.011%, 02/01/37	795
15,144	ARM, 6.013%, 11/01/36	16,336
12,745	ARM, 6.014%, 06/01/36	13,742
8,963	ARM, 6.037%, 12/01/36	9,584
8,633	ARM, 6.058%, 12/01/36	9,186
1,629	ARM, 6.073%, 05/01/37	1,737
1,196	ARM, 6.090%, 03/01/37	1,262
568	ARM, 6.114%, 12/01/36	597
839	ARM, 6.227%, 10/01/36	864
3,761	ARM, 6.293%, 05/01/37	3,989
6,796	ARM, 6.296%, 02/01/37	7,152
1,201	ARM, 6.398%, 02/01/37	1,298
2,448	ARM, 6.429%, 10/01/36	2,547
1,059	ARM, 6.454%, 12/01/36	1,145
1,197	ARM, 6.463%, 11/01/37	1,288
2,608	ARM, 6.464%, 10/01/36	2,721
4,188	ARM, 6.534%, 10/01/36	4,359
4,085	ARM, 6.666%, 11/01/36	4,420
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
3,190	4.000%, 06/01/18 - 05/01/19	3,372
3,135	4.500%, 08/01/18 - 10/01/18	3,340
14,710	5.000%, 10/01/17 - 12/01/18	15,834
65,951	5.500%, 06/01/17 - 02/01/24	71,842
32,961	6.000%, 04/01/17 - 03/01/22	35,624
5,370	6.500%, 07/01/16 - 03/01/22	5,805
56	7.000%, 09/01/12 - 04/01/17	61
32	7.500%, 10/01/14 - 11/01/15	33

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
12	8.500%, 11/01/15	14
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
5,732	5.500%, 01/01/23 - 11/01/23	6,305
422	6.000%, 12/01/22	469
2,920	6.500%, 12/01/13 - 01/01/28	3,274
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
5,178	4.000%, 10/01/33	5,417
79,820	4.500%, 05/01/41	84,390
107,347	5.000%, 01/01/34 - 08/01/40	115,828
11,128	5.500%, 10/01/33 - 12/01/36	12,215
3,865	6.000%, 10/01/29 - 12/01/36	4,330
20,496	6.500%, 08/01/29 - 03/01/38	23,395
5,098	7.000%, 04/01/22 - 02/01/37	5,856
11,979	7.500%, 08/01/25 - 09/01/38	13,825
49	8.000%, 07/01/20 - 11/01/24	57
135	8.500%, 07/01/28	162
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
17,281	7.500%, 01/01/32 - 12/01/36	20,198
9,923	10.000%, 10/01/30	11,924
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
14,452	5.500%, 04/01/18	15,337
2,383	6.000%, 11/01/36	2,627
40,667	6.500%, 12/01/35 - 06/01/37	45,426
1,166	7.000%, 07/01/29 - 08/01/47	1,328
2,039	10.000%, 03/17/26	2,388
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
27	12.000%, 08/01/15 - 07/01/19	30
	Federal National Mortgage Association,
800	ARM, 1.583%, 08/01/34	815
1,581	ARM, 1.811%, 09/01/33	1,631
667	ARM, 1.921%, 02/01/35	697
66	ARM, 1.970%, 03/01/19	67
9,939	ARM, 1.981%, 01/01/35	10,439
1,543	ARM, 2.113%, 05/01/35	1,613
325	ARM, 2.135%, 08/01/35	338
5,479	ARM, 2.251%, 01/01/36	5,680
204	ARM, 2.264%, 07/01/34	215
1,636	ARM, 2.273%, 08/01/36	1,719
1,401	ARM, 2.310%, 03/01/35	1,471
864	ARM, 2.331%, 04/01/34	908
2,264	ARM, 2.335%, 07/01/35	2,383
1,127	ARM, 2.345%, 08/01/33	1,185

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

704	ARM, 2.364%, 08/01/34	726
945	ARM, 2.432%, 09/01/35	999
325	ARM, 2.434%, 01/01/34	341
1,294	ARM, 2.452%, 11/01/33	1,357
234	ARM, 2.470%, 05/01/35	248
2,245	ARM, 2.484%, 01/01/36	2,359
1,444	ARM, 2.487%, 06/01/36	1,525
4,708	ARM, 2.499%, 08/01/36	4,915
2,152	ARM, 2.520%, 07/01/36	2,266
894	ARM, 2.522%, 10/01/34	940
192	ARM, 2.526%, 09/01/34	203
2,140	ARM, 2.545%, 06/01/34	2,251
6,845	ARM, 2.569%, 06/01/36	7,251
1,386	ARM, 2.599%, 05/01/36	1,470
2,220	ARM, 2.683%, 06/01/36	2,355
627	ARM, 2.721%, 09/01/33	663
13	ARM, 2.755%, 01/01/19	13
10	ARM, 2.797%, 08/01/19	10
2,268	ARM, 2.827%, 04/01/35	2,389
14	ARM, 2.848%, 06/01/26	14
687	ARM, 2.916%, 02/01/36	723
19,584	ARM, 2.959%, 03/01/36	20,610
149	ARM, 3.000%, 01/01/36	157
1,489	ARM, 3.110%, 10/01/34	1,568
270	ARM, 3.190%, 09/01/27	274
7,442	ARM, 3.719%, 11/01/37	7,738
253	ARM, 3.934%, 03/01/29	261
564	ARM, 4.313%, 11/01/34	596
860	ARM, 4.369%, 11/01/34	910
5,931	ARM, 4.633%, 09/01/36	6,359
479	ARM, 5.003%, 01/01/34	516
10,745	ARM, 5.091%, 07/01/37	11,421
631	ARM, 5.110%, 01/01/35	668
1,303	ARM, 5.116%, 09/01/36	1,368
4,250	ARM, 5.228%, 01/01/38	4,560
3,097	ARM, 5.374%, 10/01/35	3,301
2,268	ARM, 5.376%, 11/01/37	2,411
3,542	ARM, 5.486%, 10/01/36	3,775
1,417	ARM, 5.498%, 01/01/37	1,507
2,794	ARM, 5.516%, 07/01/37	2,980
2,302	ARM, 5.528%, 12/01/36	2,437
1,804	ARM, 5.579%, 08/01/36	1,942
21,345	ARM, 5.629%, 01/01/23	23,200
2,612	ARM, 5.632%, 10/01/36	2,791
6,476	ARM, 5.662%, 10/01/36	6,820
13,391	ARM, 5.666%, 12/01/37	14,319

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	71

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
2,775	ARM, 5.684%, 11/01/36	2,919
8,003	ARM, 5.723%, 08/01/37	8,513
5,132	ARM, 5.734%, 04/01/37	5,463
8,736	ARM, 5.767%, 12/01/36	9,284
2,584	ARM, 5.781%, 02/01/37	2,749
336	ARM, 5.799%, 07/01/37	357
2,219	ARM, 5.848%, 09/01/36	2,318
1,976	ARM, 5.874%, 11/01/36	2,088
2,832	ARM, 5.904%, 09/01/37	3,056
2,429	ARM, 5.959%, 09/01/37	2,658
1,129	ARM, 5.960%, 09/01/37	1,206
2,839	ARM, 5.992%, 09/01/37	3,040
2,259	ARM, 6.071%, 07/01/37	2,410
8,457	ARM, 6.108%, 09/01/36	9,202
1,522	ARM, 6.135%, 09/01/36	1,590
5,247	ARM, 6.240%, 08/01/36	5,760
1,271	ARM, 6.301%, 09/01/37	1,371
3,117	ARM, 6.314%, 02/01/37	3,278
2,232	ARM, 6.520%, 01/01/37	2,386
	Federal National Mortgage Association, 15 Year, Single Family,
679	3.500%, 04/01/19	726
9,840	4.000%, 07/01/18 - 12/01/20	10,484
36,058	4.500%, 05/01/18 - 12/01/19	38,768
40,120	5.000%, 12/01/16 - 08/01/24	43,458
36,302	5.500%, 02/01/18 - 07/01/20	39,559
80,716	6.000%, 06/01/16 - 07/01/24	87,745
9,726	6.500%, 05/01/13 - 02/01/24	10,680
1,159	7.000%, 03/01/17 - 11/01/17	1,257
73	7.500%, 10/01/12 - 03/01/17	78
35	8.000%, 11/01/12 - 11/01/15	36
	Federal National Mortgage Association, 20 Year, Single Family,
1,478	5.000%, 10/01/25	1,612
4,861	5.500%, 07/01/25	5,374
48,459	6.000%, 02/01/14 - 09/01/29	53,733
9,054	6.500%, 05/01/22 - 08/01/26	10,116
	Federal National Mortgage Association, 30 Year, FHA/VA,
288	6.000%, 09/01/33	323
503	6.500%, 03/01/29	579
80	7.000%, 02/01/33	93
116	8.000%, 06/01/28	136
109	8.500%, 08/01/27 - 02/01/30	128
138	9.000%, 05/01/18 - 12/01/30	159
39	9.500%, 12/01/18	45

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal National Mortgage Association, 30 Year, Single Family,
1,573	4.000%, 12/01/33	1,648
7,190	4.130%, 07/01/20	7,753
3,627	4.500%, 11/01/33 - 09/01/34	3,861
75,456	5.000%, 06/01/33 - 08/01/40	81,709
86,642	5.500%, 11/01/32 - 12/01/39	95,406
54,379	6.000%, 12/01/28 - 04/01/38	60,656
133,118	6.500%, 11/01/29 - 10/01/38	151,206
64,966	7.000%, 04/01/17 - 01/01/39	74,984
37,517	7.500%, 11/01/22 - 04/01/39	43,774
1,816	8.000%, 03/01/21 - 01/01/38	2,125
47	8.500%, 07/01/24 - 06/01/25	55
6	9.000%, 04/01/26	6
43	9.500%, 07/01/28	51
20	10.000%, 02/01/24	23
31	12.500%, 01/01/16	32
	Federal National Mortgage Association, Other,
644	VAR, 2.500%, 08/01/34	677
5,973	VAR, 6.070%, 11/01/18	6,532
4,827	2.573%, 10/01/17	4,892
4,000	2.779%, 10/01/17	4,092
14,816	2.970%, 11/01/18	15,156
8,000	3.290%, 10/01/20	8,175
6,000	3.337%, 11/01/20	6,104
7,880	3.379%, 11/01/20	8,017
6,500	3.461%, 11/01/20	6,663
8,000	3.472%, 10/01/20	8,214
10,000	3.492%, 01/01/18	10,516
2,655	3.503%, 08/01/17	2,799
9,878	3.544%, 09/01/20	10,193
15,150	3.590%, 10/01/20	15,785
8,500	3.596%, 12/01/20	8,779
1,978	3.600%, 09/01/20	2,062
20,325	3.616%, 09/01/20 - 10/01/20	21,057
29,578	3.621%, 09/01/20	30,672
6,500	3.637%, 01/01/18	6,897
10,000	3.638%, 12/01/20	10,288
14,866	3.658%, 01/01/18 - 10/01/20	15,667
19,987	3.730%, 06/01/18	21,543
3,000	3.751%, 01/01/18	3,192
7,000	3.761%, 06/01/18	7,457
5,967	3.800%, 03/01/18	6,412
3,643	3.802%, 09/01/20	3,819
3,959	3.823%, 12/01/20	4,149
19,211	3.864%, 07/01/20 - 08/01/20	20,233

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
12,088	3.895%, 01/01/21	12,714
10,000	3.926%, 08/01/20	10,504
15,000	3.930%, 07/01/20	15,986
10,000	3.960%, 08/01/20	10,672
10,000	3.980%, 11/01/16	10,659
9,989	3.988%, 07/01/21	10,527
11,400	3.999%, 01/01/21	12,068
1,134	4.000%, 04/01/20	1,189
21,449	4.019%, 08/01/20 - 07/01/21	22,737
4,000	4.061%, 01/01/21	4,250
15,000	4.081%, 07/01/20	15,963
6,495	4.102%, 06/01/21	6,892
5,593	4.123%, 07/01/21	5,949
9,667	4.195%, 07/01/21	10,327
32,000	4.201%, 07/01/20	34,299
7,050	4.236%, 06/01/21	7,550
10,000	4.250%, 04/01/21	10,764
8,500	4.267%, 11/01/19	9,163
17,900	4.298%, 03/01/21	19,279
5,500	4.329%, 06/01/21	5,926
15,000	4.350%, 04/01/20	16,402
20,790	4.381%, 11/01/19 - 06/01/21	22,488
7,600	4.391%, 04/01/21	8,180
19,581	4.424%, 01/01/20	21,342
7,933	4.443%, 08/01/20 - 04/01/21	8,597
12,478	4.474%, 02/01/21 - 04/01/21	13,811
18,000	4.484%, 06/01/21	19,464
2,930	4.500%, 03/01/20	3,205
23,465	4.514%, 04/01/20	25,720
11,831	4.515%, 02/01/20	12,976
7,600	4.536%, 05/01/21	8,293
3,432	4.540%, 01/01/20	3,794
64,300	4.546%, 02/01/20	70,560
4,369	4.598%, 01/01/21	4,791
9,000	4.629%, 06/01/21	9,822
23,682	4.681%, 12/01/19	26,202
12,929	4.794%, 01/01/21	14,325
711	5.000%, 12/01/32	766
9,000	5.414%, 05/01/17	10,166
16,265	5.500%, 03/01/17 - 06/01/39	17,590
22,540	6.000%, 02/01/36 - 11/01/48	24,756
7,492	6.500%, 04/01/36 - 05/01/37	8,259
6,161	7.000%, 02/01/36 - 01/01/38	7,041
430	7.500%, 10/01/37	496
2,164	8.000%, 11/01/37	2,497
204	10.890%, 04/15/19	233

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Government National Mortgage Association II, 30 Year, Single Family,
24,282	6.000%, 03/20/28 - 08/20/39	27,327
3,279	6.500%, 07/20/29	3,769
1,993	7.000%, 08/20/38	2,321
201	7.500%, 02/20/28 - 09/20/28	235
389	8.000%, 12/20/25 - 10/20/28	460
180	8.500%, 03/20/25 - 05/20/25	216
	Government National Mortgage Association, 15 Year, Single Family,
176	6.000%, 10/15/17	193
213	6.500%, 06/15/17 - 12/15/17	235
3	7.500%, 02/15/12 - 03/15/12	3
373	8.000%, 01/15/16	401
	Government National Mortgage Association, 30 Year, Single Family,
12,220	5.500%, 04/15/33 - 09/15/34	13,713
455	6.000%, 11/15/28	517
8,310	6.500%, 01/15/24 - 12/15/35	9,527
13,461	7.000%, 08/15/23 - 04/15/37	15,479
3,253	7.500%, 11/15/22 - 10/15/37	3,799
93	8.000%, 05/15/22 - 08/15/28	109
35	8.500%, 03/15/17 - 11/15/17	39
68	9.000%, 08/15/16 - 11/15/24	78
4,057	9.500%, 01/15/17 - 12/15/25	4,849
31	12.000%, 11/15/19	35

	Total Mortgage Pass-Through Securities (Cost $2,725,849)	2,830,536

Municipal Bonds — 0.2%
	Illinois — 0.0% (g)
5,450	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	4,742

	New York — 0.1%
2,500	New York State Dormitory Authority, State Personal Income Tax, Build America Bonds, Rev., 5.600%, 03/15/40	2,886
12,225	Port Authority of New York & New Jersey, Taxable Construction 164, Construction 164, Rev., 5.647%, 11/01/40	13,431

		16,317

	Ohio — 0.1%
13,075	American Municipal Power, Inc., Build America Bonds, Series B, Rev., 7.499%, 02/15/50	15,821

	Total Municipal Bonds (Cost $33,004)	36,880

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	73

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Supranational — 0.1%
	Corp. Andina de Fomento, (Supranational),
9,103	3.750%, 01/15/16	9,285
720	5.200%, 05/21/13	763

	Total Supranational (Cost $9,898)	10,048

U.S. Government Agency Securities — 1.5%
	Federal Farm Credit Bank,
5,000	1.875%, 12/07/12	5,100
10,000	5.125%, 11/15/18	12,013
	Federal Home Loan Mortgage Corp.,
38,500	4.125%, 12/21/12	40,410
4,000	5.125%, 11/17/17	4,808
25,500	5.500%, 08/23/17	31,127
1,260	5.750%, 01/15/12	1,287
	Federal National Mortgage Association,
26,500	Zero Coupon, 06/01/17	23,950
45,000	Zero Coupon, 07/05/14	43,910
26,700	5.000%, 05/11/17	31,762
33,400	5.375%, 06/12/17	40,395
2,735	6.125%, 03/15/12	2,821
11,500	Federal National Mortgage Association Interest Strip, 11/15/21	8,369
	Financing Corp. Fico,
16,800	Zero Coupon, 04/05/19	14,298
13,200	Zero Coupon, 09/26/19	10,984
	Government Trust Certificate,
4,488	Zero Coupon, 10/01/15	4,202
5,741	Zero Coupon, 04/01/16	5,289
13,319	Zero Coupon, 04/01/19	10,849
10,000	Residual Funding Corp., Principal Strip, Zero Coupon, 07/15/20	8,043
	Tennessee Valley Authority,
2,935	4.625%, 09/15/60	3,178
1,195	5.250%, 09/15/39	1,404
9,500	5.500%, 07/18/17	11,500
	Tennessee Valley Authority STRIP,
7,506	01/15/19	6,296
12,000	05/01/19	9,944

	Total U.S. Government Agency Securities (Cost $313,073)	331,939

U.S. Treasury Obligations — 26.2%
	U.S. Treasury Bonds,
20,300	4.500%, 02/15/36	23,865
2,000	4.500%, 08/15/39	2,336
650	5.250%, 11/15/28	840

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

4,500	5.375%, 02/15/31	5,935
12,350	5.500%, 08/15/28	16,379
4,300	6.000%, 02/15/26	5,911
2,050	6.125%, 11/15/27	2,884
1,000	6.125%, 08/15/29	1,419
1,000	6.250%, 08/15/23	1,383
7,650	6.250%, 05/15/30	11,041
4,750	6.375%, 08/15/27	6,833
7,550	6.500%, 11/15/26	10,910
5,100	6.625%, 02/15/27	7,469
7,800	6.750%, 08/15/26	11,490
14,620	7.125%, 02/15/23	21,469
19,490	7.250%, 08/15/22 (m)	28,705
102,392	7.500%, 11/15/16 (m)	136,301
8,717	7.875%, 02/15/21 (m)	13,074
8,000	8.000%, 11/15/21	12,236
137,482	8.125%, 08/15/19	203,388
16,650	8.125%, 05/15/21	25,452
48,180	8.500%, 02/15/20	73,486
25,150	8.750%, 05/15/20	38,996
73,089	8.750%, 08/15/20	113,928
236,750	8.875%, 08/15/17 (m)	341,678
4,594	9.875%, 11/15/15 (m)	6,351
	U.S. Treasury Bonds STRIPS,
4,750	11/15/13	4,727
58,755	02/15/14 (m)	58,367
25,507	05/15/14 (m)	25,309
55,062	08/15/14 (m)	54,398
33,961	11/15/14	33,460
40,209	02/15/15 (m)	39,442
9,895	05/15/15	9,670
15,750	08/15/15	15,368
4,941	08/15/15	4,810
7,010	11/15/15	6,807
38,361	11/15/15	37,158
94,812	02/15/16 (m)	91,259
32,950	05/15/16	31,542
44,427	08/15/16	42,224
46,981	11/15/16	44,353
118,866	02/15/17	111,331
40,461	08/15/17	37,365
90,980	11/15/17	83,276
33,450	02/15/18	30,362
15,500	05/15/18	13,961
41,786	08/15/18	37,260

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Treasury Obligations — Continued
11,897	02/15/19	10,418
105,365	05/15/19	91,370
182,720	08/15/19	156,655
11,000	02/15/20	9,224
4,550	05/15/20	3,786
398,096	05/15/20	328,967
163,400	08/15/20	133,458
17,050	11/15/20	13,781
42,800	08/15/21	33,411
55,600	11/15/21	42,892
17,208	02/15/22	13,105
1,200	02/15/24	830
7,000	05/15/24	4,782
12,925	08/15/24	8,715
20,400	11/15/24	13,590
5,800	02/15/25	3,817
2,700	05/15/25	1,755
16,000	08/15/25	10,287
22,300	05/15/26	13,813
25,050	11/15/26	15,158
10,800	02/15/27	6,472
20,725	05/15/27	12,262
31,300	08/15/27	18,307
24,650	11/15/27	14,226
9,300	05/15/28	5,241
19,300	11/15/28	10,610
20,115	02/15/29	10,921
3,200	05/15/29	1,717
13,420	11/15/29	7,036
102,900	02/15/30	53,264
41,000	05/15/30	20,996
33,550	08/15/30	16,983
20,000	11/15/30	10,013
12,875	05/15/31	6,292
14,125	08/15/31	6,828
12,400	11/15/31	5,922
9,425	02/15/32	4,446
9,200	11/15/32	4,185
21,750	05/15/33	9,669
21,875	08/15/33	9,601
32,500	11/15/33	14,082
18,675	02/15/34	8,000
9,550	05/15/34	4,040
10,500	02/15/35	4,276
10,109	U.S. Treasury Inflation Indexed Bond, 3.625%, 04/15/28 (m)	20,233

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	U.S. Treasury Inflation Indexed Notes,
1,000	2.000%, 04/15/12	1,129
12,000	2.000%, 01/15/14	15,691
2,000	2.000%, 07/15/14	2,600
	U.S. Treasury Notes,
40,000	0.750%, 11/30/11	40,070
40,000	1.125%, 12/15/11	40,125
10,000	1.250%, 02/15/14	10,246
8,050	1.375%, 09/15/12	8,152
20,060	1.375%, 10/15/12	20,336
15,990	1.375%, 11/15/12	16,224
2,700	1.375%, 02/15/13	2,747
15,000	1.750%, 04/15/13	15,380
20,500	1.750%, 03/31/14	21,283
12,000	1.875%, 02/28/14	12,485
25,000	2.000%, 04/30/16	26,338
35,980	2.125%, 12/31/15	38,136
5,475	2.250%, 11/30/17	5,772
26,600	2.375%, 10/31/14	28,269
6,000	2.375%, 02/28/15	6,397
10,000	2.500%, 06/30/17	10,713
92,900	2.625%, 07/31/14	99,113
239,500	2.625%, 12/31/14	256,938
19,000	2.625%, 02/29/16	20,550
36,325	2.625%, 04/30/16	39,291
26,000	2.625%, 01/31/18	27,986
218,675	2.750%, 05/31/17	237,536
34,140	2.750%, 12/31/17	37,031
30,610	2.875%, 03/31/18	33,410
169,500	3.125%, 10/31/16	187,562
20,000	3.125%, 01/31/17	22,144
143,855	3.125%, 04/30/17	159,319
242,792	3.125%, 05/15/19	268,134
241,700	3.250%, 12/31/16	268,966
76,500	3.250%, 03/31/17	85,250
5,000	3.375%, 11/15/19	5,595
5,000	3.500%, 02/15/18	5,657
63,800	4.250%, 11/15/17	75,065
20,000	4.500%, 11/30/11	20,220
55,060	4.500%, 05/15/17	65,233
9,500	4.625%, 02/15/17	11,278
136,865	4.750%, 08/15/17	164,612
	U.S. Treasury STRIPS,
399	08/15/12	398
2,914	11/15/12	2,910
29,374	08/15/13	29,240

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	75

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Treasury Obligations — Continued
1,000	02/15/21	799
7,869	02/15/23	5,712
7,300	02/15/26	4,577
46,650	02/15/28	26,601
5,900	08/15/28	3,285
2,800	08/15/29	1,486
12,100	02/15/31	5,990
1,700	08/15/32	783
2,100	11/15/34	866
1,700	08/15/35	675
1,175	05/15/36	449

	Total U.S. Treasury Obligations (Cost $5,100,721)	5,628,398

SHARES	SECURITY DESCRIPTION	VALUE($)

Short-Term Investment — 2.2%
	Investment Company — 2.2%
483,599	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $483,599)	483,599

	Total Investments — 100.6% (Cost $20,362,439)	21,608,915
	Liabilities in Excess of Other Assets — (0.6)%	(137,260)

	NET ASSETS — 100.0%	$21,471,655

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Asset-Backed Securities — 2.5%
1,230	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.398%, 04/25/36	1,008
	AH Mortgage Advance Trust,
1,280	Series 2010-ADV1, Class A1, 3.968%, 08/15/22 (e)	1,280
4,583	Series SART-1, Class A2, 3.370%, 05/10/43 (e)	4,588
	Ally Auto Receivables Trust,
1,341	Series 2010-1, Class A3, 1.450%, 05/15/14	1,349
565	Series 2010-3, Class A4, 1.550%, 08/17/15	575
355	Series 2011-1, Class A3, 1.380%, 01/15/15	359
	AmeriCredit Automobile Receivables Trust,
1,390	Series 2008-AF, Class A4, 6.960%, 10/14/14	1,451
249	Series 2010-1, Class A3, 1.660%, 03/17/14	250
	Ameriquest Mortgage Securities, Inc.,
1,249	Series 2003-5, Class A6, SUB, 4.541%, 04/25/33	1,121
563	Series 2003-13, Class AF6, SUB, 5.094%, 01/25/34	562
24	BankBoston Home Equity Loan Trust, Series 1998-1, Class A6, 6.350%, 02/25/13	21
	Bear Stearns Asset-Backed Securities Trust,
852	Series 2003-SD2, Class 2A, VAR, 3.069%, 06/25/43	765
1,306	Series 2006-SD1, Class A, VAR, 0.588%, 04/25/36	930
	Centex Home Equity,
506	Series 2001-B, Class A6, 6.360%, 07/25/32	501
435	Series 2002-C, Class AF4, SUB, 4.480%, 06/25/31	401
135	Series 2003-B, Class AF4, SUB, 3.735%, 02/25/32	117
1,040	Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	985
	Chase Funding Mortgage Loan Asset-Backed Certificates,
515	Series 2003-5, Class 1A4, 4.396%, 02/25/30	507
650	Series 2003-6, Class 1A4, 4.499%, 11/25/34	642
1,372	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,739
966	Citifinancial Mortgage Securities, Inc., Series 2003-3, Class AF4, SUB, 5.348%, 08/25/33	929
1,383	CNH Equipment Trust, Series 2010-A, Class A3, 1.540%, 07/15/14	1,388
	Countrywide Asset-Backed Certificates,
8	Series 2004-1, Class 3A, VAR, 0.778%, 04/25/34	6

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

590	Series 2004-1, Class M1, VAR, 0.968%, 03/25/34	440
430	Series 2004-1, Class M2, VAR, 1.043%, 03/25/34	378
1,539	Series 2004-6, Class M1, VAR, 0.818%, 10/25/34	862
230	Series 2004-13, Class MV8, VAR, 1.918%, 01/25/35 (f) (i)	12
323	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.236%, 01/25/36	189
99	CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.510%, 08/25/32	93
635	Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	692
1,941	Distressed Asset Portfolio I, LLC, 3.500%, 12/31/15 (f) (i)	2,165
1,587	Equity One ABS, Inc., Series 2003-2, Class M1, VAR, 5.050%, 09/25/33	1,306
	Federal National Mortgage Association Whole Loan,
68	Series 1995-W4, Class A6, VAR, 7.500%, 07/25/25	71
126	Series 1995-W5, Class A5, VAR, 7.080%, 12/25/25	126
1,425	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF9, Class A3, VAR, 0.498%, 10/25/35	1,338
1,358	GE Mortgage Services LLC, Series 1999-HE1, Class A6, VAR, 6.700%, 04/25/29	1,397
	HSBC Home Equity Loan Trust,
224	Series 2005-2, Class A1, VAR, 0.483%, 01/20/35	198
896	Series 2005-2, Class M1, VAR, 0.673%, 01/20/35	788
896	Series 2005-2, Class M2, VAR, 0.703%, 01/20/35	784
328	Series 2006-1, Class A1, VAR, 0.373%, 01/20/36	306
782	Series 2006-2, Class A1, VAR, 0.363%, 03/20/36	732
171	Series 2006-3, Class A2F, SUB, 5.660%, 03/20/36	171
1,075	Series 2006-3, Class A3F, SUB, 5.630%, 03/20/36	1,097
228	Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	230
1,455	Series 2007-2, Class A3F, SUB, 5.810%, 07/20/36	1,438

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	77

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Asset-Backed Securities — Continued
1,006	Series 2007-3, Class APT, VAR, 1.413%, 11/20/36	897
1,301	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.568%, 07/25/34 (e)	1,243
	Long Beach Mortgage Loan Trust,
166	Series 2004-1, Class M3, VAR, 1.268%, 02/25/34	125
3	Series 2004-2, Class B, VAR, 3.718%, 06/25/34 (e) (f) (i)	2
51	Series 2004-5, Class M6, VAR, 2.718%, 09/25/34 (f) (i)	10
1,029	Morgan Stanley ABS Capital I, Series 2003-SD1, Class M1, VAR, 2.468%, 03/25/33	602
	New Century Home Equity Loan Trust,
1,000	Series 2003-5, Class AI6, SUB, 5.241%, 11/25/33	952
610	Series 2005-1, Class M1, VAR, 0.668%, 03/25/35	400
2,400	Park Place Securities, Inc., Series 2004-WCW1, Class M2, VAR, 0.898%, 09/25/34	2,127
2,100	Residential Asset Securities Corp., Series 2005-EMX3, Class M1, VAR, 0.648%, 09/25/35	1,829
616	Residential Funding Mortgage Securities II, Inc., Series 2003-HI2, Class A6, SUB, 4.760%, 07/25/28	600
1,220	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	1,029
717	Santander Drive Auto Receivables Trust, Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	717
86	Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1, VAR, 0.298%, 06/25/37	74
	Structured Asset Investment Loan Trust,
2,500	Series 2003-BC10, Class A4, VAR, 1.218%, 10/25/33	1,979
1,500	Series 2005-5, Class A9, VAR, 0.488%, 06/25/35	1,372
39	Structured Asset Securities Corp., Series 2007-OSI, Class A2, VAR, 0.308%, 06/25/37	32
207	Union Pacific Railroad Co. 2003 Pass Through Trust, 4.698%, 01/02/24	226
1,500	Unipac IX LLC, 13.000%, 04/11/13 (f) (i)	1,482
295	USAA Auto Owner Trust, Series 2009-2, Class A4, 2.530%, 07/15/15	303

	Total Asset-Backed Securities (Cost $53,606)	52,288

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — 22.1%
	Agency CMO — 13.8%
604	Federal Home Loan Bank, Series 2000-0606, Class Y, 5.270%, 12/28/12	632
	Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
198	Series 23, Class KZ, 6.500%, 11/25/23	227
1,405	Series 24, Class J, 6.250%, 11/25/23	1,502
251	Series 31, Class Z, 8.000%, 04/25/24	288
	Federal Home Loan Mortgage Corp. REMICS,
27	Series 11, Class D, 9.500%, 07/15/19	29
18	Series 38, Class D, 9.500%, 05/15/20	21
9	Series 81, Class A, 8.125%, 11/15/20	10
21	Series 84, Class F, 9.200%, 10/15/20	24
11	Series 109, Class I, 9.100%, 01/15/21	12
3	Series 198, Class Z, 8.500%, 09/15/22	4
136	Series 1316, Class Z, 8.000%, 06/15/22	158
49	Series 1343, Class LB, 7.500%, 08/15/22	58
2	Series 1351, Class TF, HB, 1,010.000%, 08/15/22	35
98	Series 1456, Class Z, 7.500%, 01/15/23	114
721	Series 1543, Class VN, 7.000%, 07/15/23	825
11	Series 1556, Class H, 6.500%, 08/15/13	12
420	Series 1577, Class PV, 6.500%, 09/15/23	453
39	Series 1595, Class D, 7.000%, 10/15/13	41
1,144	Series 1611, Class Z, 6.500%, 11/15/23	1,301
1,169	Series 1628, Class LZ, 6.500%, 12/15/23	1,324
560	Series 1630, Class PK, 6.000%, 11/15/23	629
1,000	Series 1671, Class I, 7.000%, 02/15/24	1,178
16	Series 1671, Class QC, 10.000%, 02/15/24	17
100	Series 1695, Class G, HB, IF, 25.422%, 03/15/24	148
63	Series 1710, Class GB, HB, 38.302%, 04/15/24	133
257	Series 1911, Class SD, IO, 10.169%, 07/15/23	71
128	Series 2022, Class PE, 6.500%, 01/15/28	148
989	Series 2033, Class K, 6.050%, 08/15/23	1,014
783	Series 2036, Class PG, 6.500%, 01/15/28	903
211	Series 2055, Class OE, 6.500%, 05/15/13	211
124	Series 2089, Class PJ, IO, 7.000%, 10/15/28	27
2,751	Series 2091, Class PG, 6.000%, 11/15/28	2,987
188	Series 2148, Class ZA, 6.000%, 04/15/29	203
350	Series 2201, Class C, 8.000%, 11/15/29	414
90	Series 2261, Class ZY, 7.500%, 10/15/30	107
954	Series 2293, Class ZA, 6.000%, 03/15/31	1,078
96	Series 2297, Class NB, 6.000%, 03/15/16	100
155	Series 2310, Class Z, 6.000%, 04/15/31	167
60	Series 2313, Class LA, 6.500%, 05/15/31	66

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
512	Series 2325, Class JO, PO, 06/15/31	473
1,392	Series 2330, Class PE, 6.500%, 06/15/31	1,489
384	Series 2344, Class QG, 6.000%, 08/15/16	412
466	Series 2345, Class PQ, 6.500%, 08/15/16	492
345	Series 2368, Class TG, 6.000%, 10/15/16	369
742	Series 2394, Class MC, 6.000%, 12/15/16	799
268	Series 2399, Class PG, 6.000%, 01/15/17	289
300	Series 2410, Class QB, 6.250%, 02/15/32	351
760	Series 2430, Class WF, 6.500%, 03/15/32	878
812	Series 2466, Class DH, 6.500%, 06/15/32	919
2,256	Series 2530, Class SK, IO, 7.893%, 06/15/29	541
266	Series 2534, Class SI, HB, IF, 20.521%, 02/15/32	370
2,000	Series 2543, Class YX, 6.000%, 12/15/32	2,278
1,924	Series 2545, Class SQ, IO, 7.393%, 05/15/17	79
817	Series 2557, Class HL, 5.300%, 01/15/33	910
1,711	Series 2586, Class IO, IO, 6.500%, 03/15/33	359
1,300	Series 2587, Class XS, IO, 7.443%, 09/15/17	71
490	Series 2594, Class IV, IO, 7.000%, 03/15/32	113
117	Series 2602, Class BX, 3.500%, 12/15/22	121
1,517	Series 2610, Class UI, IO, 6.500%, 05/15/33	258
1,515	Series 2613, Class H, 4.500%, 05/15/18	1,652
1,894	Series 2617, Class GR, 4.500%, 05/15/18	2,021
787	Series 2630, Class S, IO, 6.943%, 01/15/17	14
3,708	Series 2636, Class Z, 4.500%, 06/15/18	3,954
2,809	Series 2641, Class SK, IO, 6.943%, 01/15/18	232
141	Series 2643, Class SA, HB, IF, 44.153%, 03/15/32	284
168	Series 2650, Class PO, PO, 12/15/32	159
168	Series 2650, Class SO, PO, 12/15/32	160
528	Series 2656, Class AC, 6.000%, 08/15/33	598
1,375	Series 2656, Class PE, 4.500%, 07/15/18	1,515
907	Series 2658, Class A, 4.500%, 08/15/18	965
141	Series 2668, Class SB, 7.016%, 10/15/15	142
239	Series 2686, Class GB, 5.000%, 05/15/20	240
689	Series 2695, Class OB, PO, 10/15/33	586
880	Series 2701, Class ST, IO, 6.793%, 08/15/21	34
1,331	Series 2707, Class KA, 4.500%, 11/15/18	1,448
557	Series 2707, Class KJ, 5.000%, 11/15/18	599
5,000	Series 2708, Class N, 4.000%, 11/15/18	5,302
122	Series 2717, Class BA, 6.000%, 11/15/30	124
705	Series 2733, Class SB, 7.824%, 10/15/33	795
1,050	Series 2736, Class PD, 5.000%, 03/15/32	1,108
230	Series 2755, Class SA, 13.786%, 05/15/30	259
1,157	Series 2756, Class NA, 5.000%, 02/15/24	1,284

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — Continued
2,000	Series 2764, Class OE, 4.500%, 03/15/19	2,209
322	Series 2764, Class S, 13.232%, 07/15/33	364
198	Series 2776, Class SK, 8.764%, 04/15/34	198
750	Series 2779, Class SM, IO, 6.943%, 10/15/18	51
63	Series 2827, Class SQ, 7.500%, 01/15/19	63
1,000	Series 2845, Class QH, 5.000%, 08/15/34	1,105
1,540	Series 2864, Class NB, 5.500%, 07/15/33	1,733
3,617	Series 2864, Class NS, IO, 6.893%, 09/15/34	380
1,219	Series 2888, Class IN, IO, 5.000%, 10/15/18	51
1,502	Series 2912, Class EH, 5.500%, 01/15/35	1,734
60	Series 2915, Class SY, 15.731%, 01/15/35	61
273	Series 2931, Class GA, 5.000%, 11/15/28	276
123	Series 2980, Class QB, 6.500%, 05/15/35	142
1,680	Series 2989, Class TG, 5.000%, 06/15/25	1,863
301	Series 2990, Class SL, HB, IF, 23.734%, 06/15/34	435
3,685	Series 2994, Class SC, IO, 5.393%, 02/15/33	388
681	Series 2995, Class FT, VAR, 0.457%, 05/15/29	678
361	Series 3005, Class PV, 12.403%, 10/15/33	417
1,287	Series 3028, Class ME, 5.000%, 02/15/34	1,422
494	Series 3031, Class BN, HB, IF, 21.066%, 08/15/35	644
982	Series 3059, Class B, 5.000%, 02/15/35	1,089
1,000	Series 3064, Class OG, 5.500%, 06/15/34	1,110
145	Series 3068, Class AO, PO, 01/15/35	139
2,476	Series 3080, Class TZ, 5.500%, 02/15/33	2,572
861	Series 3117, Class EO, PO, 02/15/36	796
416	Series 3134, Class PO, PO, 03/15/36	380
489	Series 3138, Class PO, PO, 04/15/36	437
1,505	Series 3151, Class PD, 6.000%, 11/15/34	1,639
1,161	Series 3152, Class MO, PO, 03/15/36	1,033
1,595	Series 3184, Class YO, PO, 03/15/36	1,209
1,800	Series 3189, Class PC, 6.000%, 08/15/35	2,017
4,847	Series 3201, Class IN, IO, 6.043%, 08/15/36	738
5,638	Series 3202, Class HI, IO, 6.443%, 08/15/36	899
785	Series 3219, Class OD, 6.000%, 06/15/33	851
1,581	Series 3219, Class PD, 6.000%, 11/15/35	1,798
2,000	Series 3274, Class B, 6.000%, 02/15/37	2,249
974	Series 3292, Class DO, PO, 03/15/37	885
4,755	Series 3305, Class IW, IO, 6.243%, 04/15/37	685
279	Series 3306, Class TB, 2.957%, 04/15/37	286
246	Series 3306, Class TC, 2.417%, 04/15/37	249
577	Series 3331, Class PO, PO, 06/15/37	492
1,455	Series 3336, Class GD, 5.000%, 04/15/36	1,537

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	79

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,021	Series 3383, Class OP, PO, 11/15/37	943
1,999	Series 3523, Class CI, IO, VAR, 2.461%, 02/15/12	15
2,212	Series 3531, Class SM, IO, 5.893%, 05/15/39	304
426	Series 3542, Class TN, 6.000%, 07/15/36	414
534	Series 3546, Class A, VAR, 5.929%, 02/15/39	577
1,267	Series 3572, Class JS, IO, 6.593%, 09/15/39	207
1,086	Series 3605, Class NC, 5.500%, 06/15/37	1,257
2,950	Series 3609, Class SA, IO, 6.133%, 12/15/39	696
1,136	Series 3610, Class CA, 4.500%, 12/15/39	1,240
780	Series 3611, Class PO, PO, 07/15/34	701
1,778	Series 3620, Class TV, 5.500%, 12/15/20	1,911
1,169	Series 3653, Class HJ, 5.000%, 04/15/40	1,288
970	Series 3688, Class GT, VAR, 7.157%, 11/15/46	1,123
2,822	Series 3747, Class HI, IO, 4.500%, 07/15/37	415
1,307	Series 3819, Class ZQ, 6.000%, 04/15/36	1,518
654	Federal Home Loan Mortgage Corp. STRIPS, Series 186, Class PO, PO, 08/01/27	557
905	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-76, Class 2A, VAR, 4.787%, 10/25/37	932
	Federal National Mortgage Association - ACES,
2,270	Series 2011-M2, Class A2, 3.645%, 07/25/21	2,304
1,680	Series 2011-M4, Class A2, 3.726%, 06/25/21	1,703
	Federal National Mortgage Association Grantor Trust,
50,931	Series 2001-T12, Class IO, IO, VAR, 0.539%, 08/25/41	819
1,250	Series 2002-T19, Class A1, 6.500%, 07/25/42	1,396
2,079	Series 2002-T4, Class A4, 9.500%, 12/25/41	2,503
97,840	Series 2002-T4, Class IO, IO, VAR, 0.439%, 12/25/41	—	(h)
1,019	Series 2004-T1, Class 1A1, 6.000%, 01/25/44	1,146
677	Series 2004-T2, Class 1A3, 7.000%, 11/25/43	772
785	Series 2004-T2, Class 1A4, 7.500%, 11/25/43	918
11,282	Series 2004-T3, Class 1IO4, IO, VAR, 0.597%, 02/25/44	180
	Federal National Mortgage Association Interest STRIPS,
4,220	Series 203, Class 2, IO, 8.000%, 02/01/23	880
707	Series 266, Class 2, IO, 7.500%, 08/01/24	135
1,250	Series 348, Class 30, IO, 5.500%, 12/01/18	153
1,199	Series 348, Class 31, IO, VAR, 5.500%, 12/01/18	140
984	Series 356, Class 42, IO, 5.500%, 12/01/19	121
2,309	Series 380, Class S36, IO, 7.682%, 07/25/37	366

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — Continued
1,287	Series 383, Class 68, IO, 6.500%, 09/01/37	249
2,002	Series 383, Class 69, IO, VAR, 6.500%, 10/01/37	325
580	Series 383, Class 86, IO, VAR, 7.000%, 09/01/37	91
	Federal National Mortgage Association REMICS,
14	Series 1988-13, Class C, 9.300%, 05/25/18	16
130	Series 1989-72, Class E, 9.350%, 10/25/19	151
5	Series 1989-98, Class H, 11.500%, 12/25/19	6
8	Series 1990-1, Class D, 8.800%, 01/25/20	9
10	Series 1990-110, Class H, 8.750%, 09/25/20	11
8	Series 1990-117, Class E, 8.950%, 10/25/20	9
79	Series 1991-141, Class PZ, 8.000%, 10/25/21	90
40	Series 1992-31, Class M, 7.750%, 03/25/22	47
44	Series 1992-79, Class Z, 9.000%, 06/25/22	51
31	Series 1992-101, Class J, 7.500%, 06/25/22	33
400	Series 1992-188, Class PZ, 7.500%, 10/25/22	460
455	Series 1992-200, Class SK, HB, IF, 22.086%, 11/25/22	686
34	Series 1993-23, Class PZ, 7.500%, 03/25/23	39
269	Series 1993-56, Class PZ, 7.000%, 05/25/23	308
146	Series 1993-60, Class Z, 7.000%, 05/25/23	166
312	Series 1993-79, Class PL, 7.000%, 06/25/23	357
499	Series 1993-141, Class Z, 7.000%, 08/25/23	574
244	Series 1993-149, Class M, 7.000%, 08/25/23	280
899	Series 1993-160, Class ZA, 6.500%, 09/25/23	1,017
87	Series 1993-165, Class SA, 19.240%, 09/25/23	118
9	Series 1993-205, Class H, PO, 09/25/23	8
81	Series 1993-247, Class SM, HB, IF, 24.927%, 12/25/23	128
88	Series 1993-255, Class E, 7.100%, 12/25/23	101
92	Series 1993-257, Class C, PO, 06/25/23	89
149	Series 1994-1, Class L, 6.500%, 01/25/14	156
2,212	Series 1994-23, Class PX, 6.000%, 08/25/23	2,341
124	Series 1994-65, Class PK, PO, 04/25/24	115
417	Series 1995-4, Class Z, 7.500%, 10/25/22	497
649	Series 1995-19, Class Z, 6.500%, 11/25/23	775
44	Series 1996-59, Class K, 6.500%, 07/25/23	45
132	Series 1997-11, Class E, 7.000%, 03/18/27	153
494	Series 1997-20, Class D, 7.000%, 03/17/27	565
59	Series 1997-27, Class J, 7.500%, 04/18/27	66
1,414	Series 1997-37, Class SM, IO, 7.750%, 12/25/22	277
500	Series 1997-42, Class EG, 8.000%, 07/18/27	609
788	Series 1997-63, Class ZA, 6.500%, 09/18/27	901

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
730	Series 1998-66, Class FB, VAR, 0.568%, 12/25/28	730
1,326	Series 1999-47, Class JZ, 8.000%, 09/18/29	1,601
403	Series 2000-8, Class Z, 7.500%, 02/20/30	466
581	Series 2001-4, Class PC, 7.000%, 03/25/21	639
146	Series 2001-5, Class OW, 6.000%, 03/25/16	151
907	Series 2001-14, Class Z, 6.000%, 05/25/31	1,025
1,069	Series 2001-16, Class Z, 6.000%, 05/25/31	1,211
759	Series 2001-36, Class ST, IO, 8.282%, 11/25/30	171
2,687	Series 2001-72, Class SB, IO, 7.282%, 12/25/31	556
514	Series 2002-11, Class QG, 5.500%, 03/25/17	550
202	Series 2002-19, Class SC, 13.807%, 03/17/32	265
475	Series 2002-55, Class QE, 5.500%, 09/25/17	521
531	Series 2002-63, Class KC, 5.000%, 10/25/17	572
224	Series 2002-73, Class AN, 5.000%, 11/25/17	241
95	Series 2003-8, Class QD, 5.000%, 09/25/16	95
1,700	Series 2003-14, Class EH, IO, 7.382%, 03/25/18	209
1,100	Series 2003-17, Class EQ, 5.500%, 03/25/23	1,275
1,000	Series 2003-18, Class GT, 5.000%, 03/25/18	1,104
1,978	Series 2003-30, Class IP, IO, 5.750%, 08/25/32	139
2,000	Series 2003-47, Class PE, 5.750%, 06/25/33	2,265
10	Series 2003-60, Class DA, 4.250%, 06/25/21	10
1,195	Series 2003-64, Class KS, 9.401%, 07/25/18	1,331
310	Series 2003-64, Class SX, 13.279%, 07/25/33	342
900	Series 2003-73, Class GA, 3.500%, 05/25/31	927
1,894	Series 2003-83, Class PG, 5.000%, 06/25/23	2,056
62	Series 2003-91, Class SD, 12.136%, 09/25/33	72
1,000	Series 2003-92, Class VH, 5.000%, 02/25/19	1,110
2,000	Series 2003-106, Class WE, 4.500%, 11/25/22	2,149
2,471	Series 2003-109, Class TS, IO, 6.882%, 08/25/22	178
344	Series 2003-128, Class KE, 4.500%, 01/25/14	355
9,247	Series 2003-128, Class NG, 4.000%, 01/25/19	9,896
1,000	Series 2004-8, Class GD, 4.500%, 10/25/32	1,085
1,000	Series 2004-21, Class AE, 4.000%, 04/25/19	1,072
98	Series 2004-22, Class A, 4.000%, 04/25/19	100
909	Series 2004-53, Class NC, 5.500%, 07/25/24	974
608	Series 2004-72, Class F, VAR, 0.718%, 09/25/34	610
305	Series 2004-87, Class JI, IO, 5.000%, 11/25/30	8

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — Continued
1,000	Series 2004-101, Class PD, 5.000%, 06/25/30	1,039
171	Series 2005-42, Class PS, 16.454%, 05/25/35	203
950	Series 2005-51, Class MO, PO, 06/25/35	715
3,465	Series 2005-53, Class CS, IO, 6.482%, 06/25/35	861
2,275	Series 2005-59, Class PC, 5.500%, 03/25/31	2,374
525	Series 2005-65, Class KO, PO, 08/25/35	487
6,800	Series 2005-68, Class BC, 5.250%, 06/25/35	7,496
5,683	Series 2005-72, Class WS, IO, 6.532%, 08/25/35	732
1,246	Series 2005-84, Class XM, 5.750%, 10/25/35	1,388
403	Series 2005-90, Class ES, 16.329%, 10/25/35	478
1,094	Series 2005-97, Class B, 5.500%, 11/25/35	1,219
424	Series 2005-106, Class US, HB, IF, 23.766%, 11/25/35	638
515	Series 2005-116, Class PB, 6.000%, 04/25/34	557
2,514	Series 2006-20, Class IB, IO, 6.372%, 04/25/36	373
667	Series 2006-22, Class AO, PO, 04/25/36	604
697	Series 2006-27, Class OH, PO, 04/25/36	652
877	Series 2006-46, Class LI, IO, 6.000%, 02/25/34	39
1,194	Series 2006-59, Class QO, PO, 01/25/33	1,120
987	Series 2006-61, Class AP, 6.000%, 08/25/35	1,083
2,500	Series 2006-77, Class PC, 6.500%, 08/25/36	2,931
1,680	Series 2006-110, Class PO, PO, 11/25/36	1,541
394	Series 2006-114, Class DS, VAR, 12/25/36	371
1,860	Series 2006-114, Class HD, 5.500%, 10/25/35	2,087
113	Series 2006-115, Class OM, PO, 12/25/36	109
627	Series 2006-128, Class PO, PO, 01/25/37	561
881	Series 2007-10, Class Z, 6.000%, 02/25/37	1,013
2,189	Series 2007-22, Class SC, IO, 5.862%, 03/25/37	309
1,990	Series 2007-47, Class PC, 5.000%, 07/25/33	2,061
816	Series 2007-68, Class IA, IO, 6.500%, 06/25/37	144
1,600	Series 2007-79, Class PC, 5.000%, 01/25/32	1,687
1,071	Series 2007-100, Class ND, 5.750%, 10/25/35	1,163
492	Series 2007-100, Class SM, IO, 6.232%, 10/25/37	79
1,165	Series 2008-24, Class VB, 5.000%, 09/25/25	1,286
6,081	Series 2008-62, Class SM, IO, 5.982%, 07/25/38	905
852	Series 2008-68, Class VK, 5.500%, 03/25/27	954

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	81

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,075	Series 2008-68, Class VN, 5.500%, 03/25/27	1,190
17,396	Series 2008-91, Class SI, IO, 5.782%, 03/25/38	2,027
1,266	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	122
1,225	Series 2009-17, Class AI, IO, 5.000%, 03/25/24	125
3,012	Series 2009-23, Class MI, IO, 4.500%, 04/25/24	267
1,528	Series 2009-29, Class LA, VAR, 4.453%, 05/25/39	1,543
3,284	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	476
1,541	Series 2009-108, Class VN, 5.000%, 09/25/39	1,699
7,830	Series 2009-112, Class ST, IO, 6.032%, 01/25/40	904
5,147	Series 2009-112, Class SW, IO, 6.032%, 01/25/40	594
1,381	Series 2010-10, Class NT, 5.000%, 02/25/40	1,549
1,785	Series 2010-19, Class VA, 5.000%, 02/25/21	1,964
10,664	Series 2010-35, Class SB, IO, 6.202%, 04/25/40	1,293
2,718	Series 2010-43, Class CI, IO, 4.500%, 02/25/25	246
219	Series 2010-45, Class PO, PO, 05/25/40	211
1,497	Series 2010-49, Class SC, 12.223%, 03/25/40	1,744
1,004	Series 2010-64, Class DM, 5.000%, 06/25/40	1,087
1,559	Series 2010-111, Class AE, 5.500%, 04/25/38	1,660
1,879	Series 2011-22, Class MA, 6.500%, 04/25/38	2,116
32	Series G-29, Class O, 8.500%, 09/25/21	37
1	Series G92-15, Class Z, 7.000%, 01/25/22	1
20	Series G92-30, Class Z, 7.000%, 06/25/22	22
41	Series G92-62, Class B, PO, 10/25/22	34
	Federal National Mortgage Association Whole Loan,
949	Series 2001-W3, Class A, VAR, 7.000%, 09/25/41	1,132
13,147	Series 2002-W10, Class IO, IO, VAR, 0.975%, 08/25/42	250
19,140	Series 2002-W7, Class IO1, IO, VAR, 0.930%, 06/25/29	407
39	Series 2003-W3, Class 2A5, 5.356%, 06/25/42	43
414	Series 2003-W4, Class 2A, 6.500%, 10/25/42	462
535	Series 2003-W6, Class 1A41, 5.398%, 10/25/42	593

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — Continued
37,910	Series 2004-W11, Class 1IO1, IO, VAR, 0.353%, 05/25/44	379
1,223	Series 2004-W2, Class 1A, 6.000%, 02/25/44	1,372
219	Series 2004-W2, Class 1A3F, VAR, 0.568%, 02/25/44	217
328	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	380
1,088	Series 2004-W6, Class 3A4, 6.500%, 07/25/34	1,215
765	Series 2004-W8, Class 3A, 7.500%, 06/25/44	893
1,250	Series 2004-W9, Class 1A3, 6.050%, 02/25/44	1,390
1,398	Series 2005-W4, Class 1A1, 6.000%, 08/25/35	1,568
	Government National Mortgage Association,
175	Series 1997-7, Class ZA, 9.000%, 05/16/27	205
204	Series 1997-8, Class PN, 7.500%, 05/16/27	233
2,678	Series 1999-15, Class S, IO, 7.992%, 05/16/29	613
44	Series 1999-43, Class TA, 9.350%, 11/16/29	48
498	Series 1999-44, Class ZG, 8.000%, 12/20/29	581
308	Series 2000-9, Class Z, 8.000%, 06/20/30	360
232	Series 2000-26, Class Z, 7.750%, 09/20/30	270
2,762	Series 2002-4, Class TD, 7.000%, 01/20/32	3,359
1,915	Series 2002-13, Class QA, IO, 7.842%, 02/16/32	437
1,091	Series 2002-45, Class QE, 6.500%, 06/20/32	1,282
61	Series 2002-47, Class HM, 6.000%, 07/16/32	69
6,618	Series 2002-68, Class SC, IO, 5.492%, 10/16/32	1,148
1,880	Series 2002-84, Class PH, 6.000%, 11/16/32	2,189
703	Series 2003-4, Class TI, IO, 5.500%, 05/16/31	20
1,174	Series 2003-18, Class PG, 5.500%, 03/20/33	1,357
303	Series 2003-52, Class SB, 11.185%, 06/16/33	354
890	Series 2003-79, Class PV, 5.500%, 10/20/23	999
5,516	Series 2003-101, Class SK, IO, 6.352%, 10/17/33	1,110
240	Series 2004-2, Class SA, 19.843%, 01/16/34	388
7,799	Series 2004-59, Class SG, IO, 6.287%, 07/20/34	1,237
57	Series 2004-73, Class AE, 14.425%, 08/17/34	71
3,711	Series 2004-86, Class SP, IO, 5.887%, 09/20/34	504
2,567	Series 2004-90, Class SI, IO, 5.887%, 10/20/34	369
4,734	Series 2004-105, Class SN, IO, 5.887%, 12/20/34	722

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
7,004	Series 2005-3, Class SD, IO, 5.887%, 01/20/31	475
5,600	Series 2005-48, Class CS, IO, 6.087%, 04/20/33	518
479	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	95
8,496	Series 2006-23, Class S, IO, 6.287%, 01/20/36	1,156
6,346	Series 2006-26, Class S, IO, 6.287%, 06/20/36	1,074
723	Series 2006-59, Class PC, 5.500%, 04/20/35	792
7,890	Series 2007-7, Class EI, IO, 5.987%, 02/20/37	1,202
3,503	Series 2007-9, Class CI, IO, 5.987%, 03/20/37	508
6,206	Series 2007-16, Class KU, IO, 6.437%, 04/20/37	908
441	Series 2007-17, Class JO, PO, 04/16/37	366
1,000	Series 2007-22, Class PK, 5.500%, 04/20/37	1,164
7,306	Series 2007-24, Class SA, IO, 6.297%, 05/20/37	1,151
2,290	Series 2007-26, Class SC, IO, 5.987%, 05/20/37	363
1,641	Series 2007-67, Class SI, IO, 6.297%, 11/20/37	237
498	Series 2008-29, Class PO, PO, 02/17/33	434
226	Series 2008-34, Class OC, PO, 06/20/37	135
2,003	Series 2008-40, Class PS, IO, 6.292%, 05/16/38	317
3,760	Series 2008-40, Class SA, IO, 6.192%, 05/16/38	759
517	Series 2008-43, Class NA, 5.500%, 11/20/37	553
10,703	Series 2008-50, Class SA, IO, 6.017%, 06/20/38	1,565
1,980	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	716
6,769	Series 2009-16, Class SJ, IO, 6.587%, 05/20/37	1,048
3,796	Series 2009-72, Class SM, IO, 6.042%, 08/16/39	498
293	Series 2009-75, Class IY, IO, 5.500%, 06/20/39	124
5,614	Series 2009-77, Class CS, IO, 6.792%, 06/16/38	883
1,155	Series 2009-79, Class OK, PO, 11/16/37	978
2,388	Series 2009-83, Class TS, IO, 5.887%, 08/20/39	309
3,957	Series 2009-106, Class XL, IO, 6.537%, 06/20/37	602

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Agency CMO — Continued
5,704		Series 2010-4, Class SB, IO, 6.292%, 08/16/39	757
803		Series 2010-14, Class DO, PO, 03/20/36	737
992		Series 2010-14, Class QP, 6.000%, 12/20/39	1,084
1,497		Series 2010-31, Class SK, IO, 5.887%, 11/20/34	207
1,500		Series 2010-107, Class AY, 5.000%, 10/20/36	1,660
1,600		Series 2010-157, Class OP, PO, 12/20/40	1,261
		NCUA Guaranteed Notes,
3,854		Series 2010-C1, Class APT, 2.650%, 10/29/20	3,999
448		Series 2010-R3, Class 3A, 2.400%, 12/08/20	461
		Vendee Mortgage Trust,
1,161		Series 1996-2, Class 1Z, 6.750%, 06/15/26	1,365
3,022		Series 1998-1, Class 2E, 7.000%, 03/15/28	3,545
424		Series 1999-1, Class 2Z, 6.500%, 01/15/29	500

			287,537

		Non-Agency CMO — 8.3%
		ABN Amro Mortgage Corp.,
656		Series 2003-7, Class A3, 4.500%, 07/25/18	657
1,235		Series 2003-9, Class A1, 4.500%, 08/25/18	1,253
		Adjustable Rate Mortgage Trust,
—	(h)	Series 2005-4, Class 7A2, VAR, 0.448%, 08/25/35	—	(h)
294		Series 2005-5, Class 6A21, VAR, 0.448%, 09/25/35	225
		American General Mortgage Loan Trust,
1,503		Series 2006-1, Class A5, VAR, 5.736%, 12/25/35 (e)	1,548
2,540		Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	2,550
3,000		Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	3,043
4,943		American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 2.100%, 09/25/35	1,921
244		ASG Resecuritization Trust, Series 2009-2, Class A55, VAR, 5.367%, 05/24/36 (e)	242
		Banc of America Alternative Loan Trust,
650		Series 2003-11, Class 2A1, 6.000%, 01/25/34	652
659		Series 2004-6, Class 4A1, 5.000%, 07/25/19	667
		Banc of America Funding Corp.,
1,500		Series 2005-5, Class 3A5, 5.500%, 08/25/35	1,243
461		Series 2005-7, Class 30PO, PO, 11/25/35	362
1,962		Series 2005-E, Class 4A1, VAR, 2.772%, 03/20/35	1,764

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	83

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Banc of America Mortgage Securities, Inc.,
2,030	Series 2003-3, Class 1A7, 5.500%, 05/25/33	2,083
833	Series 2003-4, Class 1B1, 5.500%, 06/25/33	773
426	Series 2003-7, Class A2, 4.750%, 09/25/18	439
389	Series 2004-2, Class 2A4, 5.500%, 03/25/34	364
3,055	Series 2004-3, Class 2A1, 5.500%, 04/25/34	3,112
1,181	Series 2004-5, Class 3A3, 5.000%, 06/25/19	1,217
496	Series 2004-5, Class 4A1, 4.750%, 06/25/19	510
677	Series 2004-7, Class 2A2, 5.750%, 08/25/34	691
253	Series 2004-8, Class XPO, PO, 10/25/34	214
8	Series 2004-11, Class 15PO, PO, 01/25/20	8
918	Series 2004-F, Class 1A1, VAR, 2.748%, 07/25/34	824
197	Series 2005-1, Class 15PO, PO, 02/25/20	178
504	Series 2005-1, Class 1A17, 5.500%, 02/25/35	494
1,303	Series 2005-1, Class 2A1, 5.000%, 02/25/20	1,303
180	Series 2005-10, Class 15PO, PO, 11/25/20	163
291	Series 2005-11, Class 15PO, PO, 12/25/20	265
71	Series 2007-1, Class 1A7, 5.750%, 03/25/37	71
	BCAP LLC Trust,
444	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	452
1,352	Series 2010-RR10, Class 3A5, VAR, 4.500%, 11/26/35 (e)	1,355
1,524	Series 2010-RR7, Class 16A1, VAR, 0.952%, 02/26/47 (e)	1,408
1,418	Series 2010-RR8, Class 3A3, VAR, 5.083%, 05/26/35 (e)	1,402
1,930	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e) (f) (i)	1,843
325	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-7, Class 3A, VAR, 2.654%, 10/25/33	302
8	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, VAR, 7.177%, 03/25/31	9
269	Cendant Mortgage Corp., Series 2003-8, Class 1A8, 5.250%, 10/25/33	271
	Chase Mortgage Finance Corp.,
473	Series 2003-S10, Class A1, 4.750%, 11/25/18	487
658	Series 2003-S13, Class A2, 5.000%, 11/25/33	683
1,118	Series 2004-S1, Class M, VAR, 5.093%, 02/25/19	990
	Citicorp Mortgage Securities, Inc.,
678	Series 2004-1, Class 3A1, 4.750%, 01/25/34	684
1,007	Series 2004-4, Class A4, 5.500%, 06/25/34	1,051

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — Continued
718	Series 2006-1, Class 2A1, 5.000%, 02/25/21	711
	Citigroup Mortgage Loan Trust, Inc.,
92	Series 2003-UST1, Class PO3, PO, 12/25/18	85
224	Series 2004-HYB4, Class AA, VAR, 0.548%, 12/25/34	177
694	Series 2004-UST1, Class A3, VAR, 2.397%, 08/25/34	666
167	Community Program Loan Trust, Series 1987-A, Class A4, 4.500%, 10/01/18	168
	Countrywide Alternative Loan Trust,
391	Series 2003-J3, Class 2A1, 6.250%, 12/25/33	410
1,529	Series 2004-16CB, Class 2A2, 5.000%, 08/25/19	1,551
382	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	391
1,469	Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	1,446
1,368	Series 2004-J13, Class 1A4, SUB, 5.030%, 02/25/35	1,381
493	Series 2005-5R, Class A1, 5.250%, 12/25/18	502
800	Series 2005-23CB, Class A2, 5.500%, 07/25/35	619
5,500	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	4,547
1,966	Series 2005-86CB, Class A11, 5.500%, 02/25/36	1,395
261	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	246
95	Series 2005-J7, Class 1A9, 5.500%, 07/25/35	36
499	Series 2006-26CB, Class A9, 6.500%, 09/25/36	327
	Countrywide Home Loan Mortgage Pass-Through Trust,
279	Series 2002-22, Class A20, 6.250%, 10/25/32	289
998	Series 2003-40, Class A3, 4.500%, 10/25/18	1,020
1,090	Series 2003-50, Class A1, 5.000%, 11/25/18	1,121
188	Series 2003-J7, Class 2A13, 5.000%, 08/25/33	179
1,129	Series 2004-3, Class A25, 5.750%, 04/25/34	1,073
2,463	Series 2004-4, Class A13, 5.250%, 05/25/34	2,528
1,306	Series 2004-5, Class 2A9, 5.250%, 05/25/34	1,339
2,013	Series 2004-8, Class 2A1, 4.500%, 06/25/19	2,049
1,365	Series 2004-J1, Class 2A1, 4.750%, 01/25/19	1,396
416	Series 2005-13, Class A2, 5.500%, 06/25/35	410
1,320	Series 2005-22, Class 2A1, VAR, 3.063%, 11/25/35	833

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Credit Suisse Mortgage Capital Certificates,
770	Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	763
1,500	Series 2010-16, Class A3, VAR, 4.250%, 06/25/50 (e)	1,365
997	Series 2010-20R, Class 2A3, VAR, 3.500%, 06/27/37 (e)	817
1,856	Series 2011-7R, Class A1, VAR, 1.471%, 08/28/47 (e)	1,855
	CS First Boston Mortgage Securities Corp.,
346	Series 2003-29, Class 8A1, 6.000%, 11/25/18	355
3,227	Series 2004-4, Class 5A4, IO, 7.332%, 08/25/34	427
1,000	Series 2005-1, Class 1A16, 5.500%, 02/25/35	800
567	Series 2005-7, Class 5A1, 4.750%, 08/25/20	572
462	Series 2005-10, Class 10A4, 6.000%, 11/25/35	258
881	Series 2005-10, Class 6A13, 5.500%, 11/25/35	662
219	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-3, Class 4APO, PO, 06/25/35	127
880	DLJ Mortgage Acceptance Corp., Series 1993-19, Class A7, 6.750%, 01/25/24	891
718	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, VAR, 2.208%, 09/25/34	612
	First Horizon Asset Securities, Inc.,
255	Series 2003-8, Class 1A43, PO, 10/25/33	158
1,211	Series 2004-AR6, Class 2A1, VAR, 2.758%, 12/25/34	1,084
200	Series 2004-AR7, Class 2A1, VAR, 2.741%, 02/25/35	188
	GMAC Mortgage Corp. Loan Trust,
2,114	Series 2003-J10, Class A1, 4.750%, 01/25/19	2,180
588	Series 2004-J5, Class A7, 6.500%, 01/25/35	620
325	Series 2005-AR3, Class 3A4, VAR, 3.088%, 06/19/35	258
	GSR Mortgage Loan Trust,
574	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	566
1,697	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	1,765
898	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	958
742	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	784
3,384	Series 2005-2F, Class 1A5, 5.500%, 03/25/35	3,428
776	Series 2005-5F, Class 8A1, VAR, 0.718%, 06/25/35	754

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — Continued
1,000	Series 2007-2F, Class 2A7, 5.750%, 02/25/37	916
	Impac CMB Trust,
1,628	Series 2004-10, Class 3A1, VAR, 0.918%, 03/25/35	1,221
987	Series 2004-10, Class 3A2, VAR, 1.018%, 03/25/35	555
28	Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A1, 5.500%, 08/25/33	30
	JP Morgan Mortgage Trust,
2,247	Series 2004-S1, Class 3A1, 5.500%, 09/25/34	2,324
1,345	Series 2004-S2, Class 4A5, 6.000%, 11/25/34	1,327
1,309	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	1,322
1,793	Series 2006-A2, Class 4A1, VAR, 2.749%, 08/25/34	1,696
1,298	Series 2006-A2, Class 5A3, VAR, 2.903%, 11/25/33	1,257
397	Series 2007-A1, Class 5A2, VAR, 2.907%, 07/25/35	358
972	JP Morgan Reremic, Series 2010-4, Class 7A1, VAR, 4.285%, 08/26/35 (e)	932
	MASTR Adjustable Rate Mortgages Trust,
448	Series 2004-13, Class 2A1, VAR, 2.770%, 04/21/34	420
310	Series 2004-13, Class 3A6, VAR, 2.729%, 11/21/34	305
	MASTR Alternative Loans Trust,
650	Series 2003-7, Class 4A3, 8.000%, 11/25/18	690
329	Series 2003-8, Class 3A1, 5.500%, 12/25/33	334
882	Series 2003-9, Class 5A1, 4.500%, 12/25/18	904
1,268	Series 2004-6, Class 6A1, 6.500%, 07/25/34	1,340
196	Series 2004-7, Class 30PO, PO, 08/25/34	121
97	Series 2004-7, Class 3A1, 6.500%, 08/25/34	99
912	Series 2004-8, Class 6A1, 5.500%, 09/25/19	926
1,562	Series 2004-10, Class 1A1, 4.500%, 09/25/19	1,589
412	Series 2004-11, Class 8A3, 5.500%, 11/25/19	415
72	Series 2005-1, Class 5A1, 5.500%, 01/25/20	74
	MASTR Asset Securitization Trust,
86	Series 2003-6, Class 8A1, 5.500%, 07/25/33	88
561	Series 2003-10, Class 3A1, 5.500%, 11/25/33	584
209	Series 2003-11, Class 10A1, 5.000%, 12/25/18	213
352	Series 2003-11, Class 3A1, 4.500%, 12/25/18	358
130	Series 2004-6, Class 15PO, PO, 05/25/19	119

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	85

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — Continued
		Non-Agency CMO — Continued
884		Series 2004-6, Class 3A1, 5.250%, 07/25/19	906
432		Series 2004-6, Class 4A1, 5.000%, 07/25/19	445
203		Series 2004-8, Class PO, PO, 08/25/19	189
331		Series 2004-10, Class 1A1, 4.500%, 10/25/19	344
1,818		Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	1,925
308		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	210
—	(h)	Merrill Lynch Mortgage Investors, Inc., Series 2005-A6, Class 2A2, VAR, 0.498%, 08/25/35	—(h)
		MLCC Mortgage Investors, Inc.,
1,090		Series 2004-C, Class A2, VAR, 0.996%, 07/25/29	975
842		Series 2004-D, Class A3, VAR, 2.109%, 08/25/29	766
		Morgan Stanley Mortgage Loan Trust,
1,552		Series 2004-3, Class 4A, VAR, 5.651%, 04/25/34	1,570
542		Series 2004-7AR, Class 2A6, VAR, 2.477%, 09/25/34	473
430		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.538%, 02/25/35	332
		Nomura Asset Acceptance Corp.,
348		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	351
1,216		Series 2005-AR1, Class 1A1, VAR, 2.662%, 02/25/35	933
		Paine Webber CMO Trust,
9		Series H, Class 4, 8.750%, 04/01/18	10
9		Series L, Class 4, 8.950%, 07/01/18	10
2,554		PHH Mortgage Capital LLC, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	2,618
792		Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	834
		Residential Accredit Loans, Inc.,
890		Series 2003-QS14, Class A1, 5.000%, 07/25/18	906
1,456		Series 2003-QS19, Class NB2, 5.750%, 10/25/33	1,369
394		Series 2004-QS8, Class A2, 5.000%, 06/25/34	395
4,000		Series 2005-QS5, Class A4, 5.750%, 04/25/35	2,900
419		Residential Asset Securitization Trust, Series 2006-A6, Class 2A13, 6.000%, 07/25/36	293

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — Continued
	Residential Funding Mortgage Securities I,
774	Series 2004-S4, Class 2A7, 4.500%, 04/25/19	781
530	Series 2005-SA4, Class 1A1, VAR, 3.003%, 09/25/35	359
4,181	Series 2006-S1, Class 1A8, 5.750%, 01/25/36	3,746
286	Residential Funding Securities LLC, Series 2003-RM2, Class AII, 5.000%, 05/25/18	293
97	SACO I, Inc. (Bear Stearns), Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	100
1,645	Sequoia Mortgage Trust, Series 2004-8, Class A2, VAR, 0.833%, 09/20/34	1,390
	Structured Adjustable Rate Mortgage Loan Trust,
654	Series 2004-14, Class 1A, VAR, 2.690%, 10/25/34	547
606	Series 2005-5, Class A1, VAR, 0.448%, 05/25/35	519
282	Series 2005-5, Class A2, VAR, 0.448%, 05/25/35	242
	Structured Asset Securities Corp.,
88	Series 2003-21, Class 1A3, 5.500%, 07/25/33	89
4,559	Series 2003-26A, Class 3A5, VAR, 2.466%, 09/25/33	3,894
935	Series 2003-31A, Class B1, VAR, 2.567%, 10/25/33	355
729	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	738
700	Series 2003-37A, Class 2A, VAR, 5.013%, 12/25/33	694
544	Series 2004-7, Class 2A1, VAR, 5.421%, 05/25/24	564
1,433	Series 2005-5, Class 2A1, 5.500%, 04/25/35	1,401
1,331	Vericrest Opportunity Loan Transferee, Series 2011-NL1A, Class A1, 5.926%, 12/26/50 (e) (f) (i)	1,332
	WaMu Mortgage Pass-Through Certificates,
377	Series 2002-S4, Class A4, 6.500%, 10/19/29	392
382	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	392
910	Series 2003-AR8, Class A, VAR, 2.476%, 08/25/33	858
648	Series 2003-AR9, Class 1A6, VAR, 2.589%, 09/25/33	613
180	Series 2003-S4, Class 3A, 5.500%, 06/25/33	188
280	Series 2004-AR3, Class A1, VAR, 2.577%, 06/25/34	276
2,590	Series 2004-AR3, Class A2, VAR, 2.577%, 06/25/34	2,554

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
660	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	691
645	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	667
1,823	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	1,822
193	Series 2005-AR2, Class 2A21, VAR, 0.548%, 01/25/45	144
1,784	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.500%, 06/25/35	1,472
1,897	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.000%, 03/25/34	1,960
	Wells Fargo Mortgage-Backed Securities Trust,
436	Series 2003-8, Class A9, 4.500%, 08/25/18	449
141	Series 2003-10, Class A1, 4.500%, 09/25/18	145
211	Series 2003-11, Class 1A4, 4.750%, 10/25/18	211
588	Series 2003-12, Class A2, 4.500%, 11/25/18	604
1,177	Series 2003-15, Class 1A1, 4.750%, 12/25/18	1,215
391	Series 2003-17, Class 2A9, PO, 01/25/34	262
369	Series 2003-18, Class A1, 5.500%, 12/25/33	383
748	Series 2003-F, Class A1, VAR, 4.841%, 06/25/33	731
224	Series 2003-J, Class 2A5, VAR, 4.417%, 10/25/33	224
769	Series 2003-M, Class A1, VAR, 4.691%, 12/25/33	771
529	Series 2004-B, Class A1, VAR, 4.903%, 02/25/34	524
320	Series 2004-DD, Class 2A8, VAR, 2.740%, 01/25/35	209
435	Series 2004-EE, Class 3A1, VAR, 2.848%, 12/25/34	418
600	Series 2004-EE, Class 3A2, VAR, 2.848%, 12/25/34	583
1,319	Series 2004-K, Class 1A2, VAR, 2.722%, 07/25/34	1,316
129	Series 2004-Q, Class 1A3, VAR, 2.918%, 09/25/34	121
467	Series 2004-Q, Class 2A2, VAR, 2.849%, 09/25/34	373
516	Series 2004-U, Class A1, VAR, 2.798%, 10/25/34	485
514	Series 2005-1, Class 1A1, 4.750%, 01/25/20	529
1,075	Series 2005-1, Class B1, VAR, 4.921%, 01/25/20	1,016
2,175	Series 2005-9, Class 2A10, 5.250%, 10/25/35	1,886

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — Continued
776	Series 2005-13, Class A1, 5.000%, 11/25/20	800
148	Series 2005-AR13, Class A1, VAR, 5.250%, 05/25/35	141
840	Series 2006-5, Class 1A2, 5.250%, 04/25/36	844

		171,499

	Total Collateralized Mortgage Obligations (Cost $437,816)	459,036

Commercial Mortgage-Backed Securities — 4.1%
	Banc of America Large Loan, Inc.,
500	Series 2009-UB1, Class A4A, VAR, 5.691%, 06/24/50 (e)	546
1,212	Series 2010-HLTN, Class HLTN, VAR, 1.957%, 11/15/15 (e)	1,080
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
1,730	Series 2005-1, Class AJ, VAR, 5.353%, 11/10/42	1,580
1,050	Series 2005-3, Class A4, 4.668%, 07/10/43	1,121
2,435	Series 2005-3, Class AM, 4.727%, 07/10/43	2,347
1,050	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	1,139
1,756	Series 2005-6, Class ASB, VAR, 5.368%, 09/10/47	1,836
485	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	525
3,010	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	3,263
1,005	Series 2006-4, Class A4, 5.634%, 07/10/46	1,086
2,056	Series 2006-5, Class A4, 5.414%, 09/10/47	2,166
	Bear Stearns Commercial Mortgage Securities,
1,655	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	1,781
406	Series 2004-T14, Class A3, 4.800%, 01/12/41	412
640	Series 2005-PWR7, Class A3, VAR, 5.116%, 02/11/41	692
2,570	Series 2006-PW11, Class A4, VAR, 5.620%, 03/11/39	2,820
75	Series 2006-PW12, Class A4, VAR, 5.903%, 09/11/38	83
250	Series 2006-T24, Class A4, 5.537%, 10/12/41	276
1,973	Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	1,884
	Citigroup/Deutsche Bank Commercial Mortgage Trust,
1,500	Series 2005-CD1, Class AM, VAR, 5.399%, 07/15/44	1,531

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	87

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Commercial Mortgage-Backed Securities — Continued
108,054	Series 2007-CD4, Class XC, IO, VAR, 0.167%, 12/11/49 (e)	912
	Credit Suisse Mortgage Capital Certificates,
1,500	Series 2006-C2, Class A3, VAR, 5.850%, 03/15/39	1,590
152,746	Series 2007-C2, Class AX, IO, VAR, 0.272%, 01/15/49 (e)	987
2,321	CS First Boston Mortgage Securities Corp., Series 2005-C3, Class AM, 4.730%, 07/15/37	2,331
2,180	CW Capital Cobalt Ltd., Series 2006-C1, Class A4, 5.223%, 08/15/48	2,322
2,505	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	2,243
	GMAC Commercial Mortgage Securities, Inc.,
72	Series 2003-C1, Class A1, 3.337%, 05/10/36	73
550	Series 2005-C1, Class AM, 4.754%, 05/10/43	546
645	Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	686
2,330	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	2,140
	GS Mortgage Securities Corp. II,
2,150	Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	2,292
465	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	496
793	Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	758
	JP Morgan Chase Commercial Mortgage Securities Corp.,
2,500	Series 2005-CB11, Class AJ, VAR, 5.457%, 08/12/37	2,254
210,245	Series 2005-CB11, Class X1, IO, VAR, 0.100%, 08/12/37 (e)	975
2,000	Series 2005-CB13, Class A4, VAR, 5.455%, 01/12/43	2,146
200	Series 2005-LDP2, Class AM, 4.780%, 07/15/42	200
296,791	Series 2005-LDP5, Class X1, IO, VAR, 0.099%, 12/15/44 (e)	976
1,000	Series 2006-CB14, Class A4, VAR, 5.481%, 12/12/44	1,078
92,241	Series 2006-CB15, Class X1, IO, VAR, 0.115%, 06/12/43	637
2,060	Series 2006-CB16, Class A4, 5.552%, 05/12/45	2,269
285	Series 2006-CB17, Class A4, 5.429%, 12/12/43	302

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

620	Series 2006-LDP6, Class A4, VAR, 5.475%, 04/15/43	678
160	Series 2006-LDP7, Class A4, VAR, 6.074%, 04/15/45	176
	LB-UBS Commercial Mortgage Trust,
1,212	Series 2004-C2, Class A4, 4.367%, 03/15/36	1,270
405	Series 2006-C1, Class A4, 5.156%, 02/15/31	438
1,060	Series 2006-C4, Class A4, VAR, 6.067%, 06/15/38	1,169
560	Series 2006-C6, Class A4, 5.372%, 09/15/39	606
	Merrill Lynch Mortgage Trust,
602	Series 2005-CKI1, Class A6, VAR, 5.392%, 11/12/37	662
1,425	Series 2005-CKI1, Class AM, VAR, 5.392%, 11/12/37	1,385
1,750	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	1,905
1,750	Series 2005-LC1, Class AJ, VAR, 5.505%, 01/12/44	1,571
2,000	Series 2005-LC1, Class AM, VAR, 5.446%, 01/12/44	1,965
1,755	Series 2006-C1, Class A4, VAR, 5.863%, 05/12/39	1,939
	Merrill Lynch/Countrywide Commercial Mortgage Trust,
1,725	Series 2006-1, Class A4, VAR, 5.608%, 02/12/39	1,889
250	Series 2006-4, Class A3, VAR, 5.172%, 12/12/49	266
	Morgan Stanley Capital I,
645	Series 2006-T21, Class A4, VAR, 5.162%, 10/12/52	699
1,575	Series 2006-T23, Class AM, VAR, 5.997%, 08/12/41	1,615
105,498	Series 2007-HQ11, Class X, IO, VAR, 0.404%, 02/12/44 (e)	882
785	Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2, 4.920%, 03/12/35	813
3,000	Morgan Stanley Reremic Trust, Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	3,140
1,290	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.969%, 08/15/39	1,400
	Wachovia Bank Commercial Mortgage Trust,
932	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	995
1,122	Series 2004-C15, Class A2, 4.039%, 10/15/41	1,121

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Commercial Mortgage-Backed Securities — Continued
193	Series 2005-C16, Class AJ, VAR, 4.896%, 10/15/41	185
170	Series 2005-C17, Class A4, VAR, 5.083%, 03/15/42	182
1,500	Series 2005-C21, Class AM, VAR, 5.381%, 10/15/44	1,477
250	Series 2006-C25, Class A4, VAR, 5.923%, 05/15/43	276
2,500	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	2,454

	Total Commercial Mortgage-Backed Securities (Cost $83,300)	85,539

Convertible Bond — 0.0% (g)
	Materials — 0.0% (g)
	Construction Materials — 0.0% (g)
665	U.S. Concrete, Inc., 9.500%, 08/31/15 (e) (Cost $665)	638

Corporate Bonds — 37.8%
	Consumer Discretionary — 5.0%
	Auto Components — 0.0% (g)
890	Johnson Controls, Inc., 5.700%, 03/01/41	953

	Automobiles — 0.2%
	Daimler Finance North America LLC,
2,000	7.300%, 01/15/12	2,046
320	8.500%, 01/18/31	440
	Ford Motor Co.,
220	7.450%, 07/16/31	241
400	9.215%, 09/15/21	458
	Motors Liquidation Co.,
120	5.250%, 03/06/32	49
385	6.250%, 07/15/33	158
21	7.250%, 04/15/41	9
1	7.250%, 07/15/41	—	(h)
42	7.250%, 02/15/52	17
55	7.375%, 05/15/48	23
1	7.375%, 10/01/51	—	(h)
2,500	7.700%, 04/15/16 (d)	19
250	Navistar International Corp., 8.250%, 11/01/21	258

		3,718

	Broadcasting & Cable TV — 0.7%
2,004	Adelphia Communications Corp., 9.375%, 11/15/09 (d)	1
80	Cablevision Systems Corp., 8.000%, 04/15/20	84

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Broadcasting & Cable TV — Continued
350	CCH II LLC/CCH II Capital Corp., 13.500%, 11/30/16	404
	CCO Holdings LLC/CCO Holdings Capital Corp.,
2,000	6.500%, 04/30/21	1,955
1,075	7.000%, 01/15/19	1,081
425	7.000%, 01/15/19 (e)	426
1,125	7.250%, 10/30/17	1,160
125	7.875%, 04/30/18	130
330	8.125%, 04/30/20	349
1,280	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e)	1,331
	DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
530	5.000%, 03/01/21	570
580	6.000%, 08/15/40	611
	DISH DBS Corp.,
1,060	6.750%, 06/01/21 (e)	1,068
230	7.125%, 02/01/16	234
975	7.875%, 09/01/19	1,036
380	Insight Communications Co., Inc., 9.375%, 07/15/18 (e)	434
872	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	881
1,750	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 8.125%, 12/01/17 (e)	1,785
1,000	Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19	1,078

		14,618

	Diversified Consumer Services — 0.3%
750	Knowledge Learning Corp., 7.750%, 02/01/15 (e)	720
500	Mac-Gray Corp., 7.625%, 08/15/15	504
	Service Corp. International,
495	7.000%, 06/15/17	517
700	7.000%, 05/15/19	716
2,073	7.625%, 10/01/18	2,218
	Stewart Enterprises, Inc.,
165	3.125%, 07/15/14	164
615	6.500%, 04/15/19	598

		5,437

	Gaming — 0.9%
2,502	Chukchansi Economic Development Authority, 8.000%, 11/15/13 (e)	1,826
2,639	CityCenter Holdings LLC/CityCenter Finance Corp., PIK, 11.500%, 01/15/17 (e)	2,533

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	89

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Gaming — Continued
250	Mashantucket Western Pequot Tribe, 5.912%, 09/01/21 (d) (e)	120
32	MCE Finance Ltd., (Cayman Islands), 10.250%, 05/15/18	35
	MGM Resorts International,
1,000	6.875%, 04/01/16	850
1,700	9.000%, 03/15/20	1,815
3,675	10.000%, 11/01/16 (e)	3,712
825	11.375%, 03/01/18	893
900	Peninsula Gaming LLC, 8.375%, 08/15/15	914
870	Pinnacle Entertainment, Inc., 8.625%, 08/01/17	907
500	Seminole Hard Rock Entertainment, Inc., VAR, 2.747%, 03/15/14 (e)	450
700	Seminole Indian Tribe of Florida, 7.750%, 10/01/17 (e)	711
525	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	516
2,000	Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e)	1,315
1,675	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 05/01/20	1,796
350	Yonkers Racing Corp., 11.375%, 07/15/16 (e)	366

		18,759

	Hotels, Restaurants & Leisure — 0.3%
900	Landry’s Holdings, Inc., 11.500%, 06/01/14 (e)	884
225	Landry’s Restaurants, Inc., 11.625%, 12/01/15	237
500	Real Mex Restaurants, Inc., 14.000%, 01/01/13	403
	Royal Caribbean Cruises Ltd., (Liberia),
7	6.875%, 12/01/13	7
1,608	11.875%, 07/15/15	1,882
1,750	Speedway Motorsports, Inc., 6.750%, 02/01/19	1,662
910	Vail Resorts, Inc., 6.500%, 05/01/19 (e)	910

		5,985

	Household Durables — 0.4%
175	American Standard Americas, 10.750%, 01/15/16 (e)	142
	D.R. Horton, Inc.,
1,225	5.625%, 01/15/16	1,216
435	6.500%, 04/15/16	438
2,500	K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	2,231

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Household Durables — Continued
	KB Home,
1,000	5.750%, 02/01/14	948
615	5.875%, 01/15/15	530
1,575	Lennar Corp., 6.950%, 06/01/18	1,431
420	Newell Rubbermaid, Inc., 4.700%, 08/15/20	433
	Standard Pacific Corp.,
1,050	8.375%, 05/15/18	922
165	10.750%, 09/15/16	163

		8,454

	Leisure Equipment & Products — 0.0% (g)
122	FGI Holding Co., Inc., PIK, 13.000%, 10/01/15	120

	Media — 1.3%
125	Bresnan Broadband Holdings LLC, 8.000%, 12/15/18 (e)	126
	CBS Corp.,
200	7.875%, 07/30/30	249
160	8.875%, 05/15/19	207
1,500	Clear Channel Communications, Inc., 9.000%, 03/01/21	1,208
	Clear Channel Worldwide Holdings, Inc.,
360	9.250%, 12/15/17	382
650	9.250%, 12/15/17	695
240	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	352
1,500	Comcast Cable Holdings LLC, 9.800%, 02/01/12	1,553
	Comcast Corp.,
850	5.900%, 03/15/16	985
240	6.300%, 11/15/17	286
	CSC Holdings LLC,
900	7.625%, 07/15/18	945
139	7.875%, 02/15/18	147
	Gannett Co., Inc.,
270	6.375%, 09/01/15 (e)	270
750	7.125%, 09/01/18 (e)	715
500	8.750%, 11/15/14	536
245	9.375%, 11/15/17	263
1,000	Historic TW, Inc., 9.150%, 02/01/23	1,393
	Intelsat Jackson Holdings S.A., (Luxembourg),
300	7.250%, 04/01/19 (e)	289
700	7.250%, 10/15/20 (e)	672
500	7.500%, 04/01/21 (e)	484
475	8.500%, 11/01/19	493
750	Lamar Media Corp., 6.625%, 08/15/15	744

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Media — Continued
475	NAI Entertainment Holdings LLC, 8.250%, 12/15/17 (e)	480
810	NBCUniversal Media LLC, 5.950%, 04/01/41	852
	News America, Inc.,
600	6.750%, 01/09/38	652
800	7.750%, 01/20/24	987
200	7.850%, 03/01/39	236
147	8.875%, 04/26/23	195
900	Nielsen Finance LLC/Nielsen Finance Co., 7.750%, 10/15/18 (e)	929
1,200	RadioShack Corp., 6.750%, 05/15/19 (e)	1,122
865	Sinclair Television Group, Inc., 9.250%, 11/01/17 (e)	921
	Thomson Reuters Corp., (Canada),
280	4.700%, 10/15/19	315
410	5.950%, 07/15/13	445
200	6.500%, 07/15/18	244
335	Time Warner Cable, Inc., 7.300%, 07/01/38	397
	Time Warner Entertainment Co. LP,
415	8.375%, 03/15/23	541
1,445	8.375%, 07/15/33	1,859
750	10.150%, 05/01/12	795
600	Univision Communications, Inc., 6.875%, 05/15/19 (e)	555
850	Valassis Communications, Inc., 6.625%, 02/01/21	805
50	Viacom, Inc., 6.875%, 04/30/36	59
500	Walt Disney Co. (The), 5.875%, 12/15/17	610
	WMG Acquisition Corp.,
1,303	9.500%, 06/15/16	1,329
600	11.500%, 10/01/18 (e)	546

		27,868

	Multiline Retail — 0.3%
2,050	HSN, Inc., 11.250%, 08/01/16	2,255
	QVC, Inc.,
75	7.125%, 04/15/17 (e)	78
75	7.375%, 10/15/20 (e)	81
2,050	7.500%, 10/01/19 (e)	2,209
2,020	Sears Holdings Corp., 6.625%, 10/15/18 (e)	1,676
310	Target Corp., 7.000%, 01/15/38	399

		6,698

	Specialty Retail — 0.6%
3,170	ACE Hardware Corp., 9.125%, 06/01/16 (e)	3,329
1,600	Ltd. Brands, Inc., 8.500%, 06/15/19	1,802
951	Lowe’s Cos., Inc., 7.110%, 05/15/37	1,188

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Specialty Retail — Continued
1,950	NBC Acquisition Corp., 11.000%, 03/15/13 (d)	39
	Nebraska Book Co., Inc.,
1,039	8.625%, 03/15/12 (d)	634
102	10.000%, 12/01/11	96
600	Rent-A-Center, Inc., 6.625%, 11/15/20	576
200	Staples, Inc., 9.750%, 01/15/14	234
1,000	Toys R Us - Delaware, Inc., 7.375%, 09/01/16 (e)	970
1,750	Toys R Us Property Co. II LLC, 8.500%, 12/01/17	1,785

		10,653

	Total Consumer Discretionary	103,263

	Consumer Staples — 1.8%
	Beverages — 0.5%
	Anheuser-Busch Cos., Inc.,
325	5.500%, 01/15/18	379
550	5.750%, 04/01/36	620
280	7.550%, 10/01/30	380
	Anheuser-Busch InBev Worldwide, Inc.,
160	6.875%, 11/15/19	205
275	7.750%, 01/15/19	362
528	Coca-Cola Refreshments USA, Inc., 8.500%, 02/01/12	545
	Constellation Brands, Inc.,
330	7.250%, 09/01/16	351
1,000	7.250%, 05/15/17	1,060
	Diageo Finance B.V., (Netherlands),
575	5.300%, 10/28/15	658
325	5.500%, 04/01/13	349
1,000	Diageo Investment Corp., 7.450%, 04/15/35	1,325
	PepsiCo, Inc.,
572	3.000%, 08/25/21	573
800	3.750%, 03/01/14	858
70	7.900%, 11/01/18	93
150	Pernod-Ricard S.A., (France), 5.750%, 04/07/21 (e)	159
1,235	SABMiller plc, (United Kingdom), 5.500%, 08/15/13 (e)	1,333

		9,250

	Food & Staples Retailing — 0.8%
	CVS Caremark Corp.,
225	5.750%, 06/01/17	259
555	6.125%, 09/15/39	608
1,610	Ingles Markets, Inc., 8.875%, 05/15/17	1,675

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	91

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Food & Staples Retailing — Continued
	Kroger Co. (The),
215	6.400%, 08/15/17	257
712	7.500%, 04/01/31	906
300	7.700%, 06/01/29	383
	Rite Aid Corp.,
64	7.500%, 03/01/17	62
1,500	8.000%, 08/15/20	1,575
6,000	9.500%, 06/15/17	5,250
2,000	SUPERVALU, Inc., 8.000%, 05/01/16	1,960
	Wal-Mart Stores, Inc.,
1,500	3.625%, 07/08/20	1,560
160	5.250%, 09/01/35	173
1,000	6.200%, 04/15/38	1,205
260	7.550%, 02/15/30	356

		16,229

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
370	5.875%, 05/15/13	390
655	8.500%, 06/15/19	836
148	Bunge N.A. Finance LP, 5.900%, 04/01/17	163
	Cargill, Inc.,
200	6.000%, 11/27/17 (e)	238
1,000	7.350%, 03/06/19 (e)	1,266
135	ConAgra Foods, Inc., 7.000%, 04/15/19	158
165	Eurofresh, Inc., 15.000%, 11/18/16 (f) (i)	145
641	JBS USA LLC/JBS USA Finance, Inc., 11.625%, 05/01/14	711
	Kraft Foods, Inc.,
810	6.125%, 02/01/18	958
335	6.500%, 08/11/17	405
575	6.875%, 02/01/38	685
409	Smithfield Foods, Inc., 7.750%, 05/15/13	427

		6,382

	Household Products — 0.2%
1,000	Kimberly-Clark Corp., 6.125%, 08/01/17	1,210
783	Procter & Gamble - ESOP, 9.360%, 01/01/21	1,055
1,750	Scotts Miracle-Gro Co. (The), 6.625%, 12/15/20 (e)	1,730
567	Spectrum Brands Holdings, Inc., PIK, 12.000%, 08/28/19	614

		4,609

	Tobacco — 0.0% (g)
250	Alliance One International, Inc., 10.000%, 07/15/16	226

	Total Consumer Staples	36,696

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Energy — 3.5%
	Energy Equipment & Services — 0.5%
720	Baker Hughes, Inc., 5.125%, 09/15/40	765
860	Cie Generale de Geophysique - Veritas, (France), 6.500%, 06/01/21 (e)	808
70	Diamond Offshore Drilling, Inc., 5.875%, 05/01/19	82
470	Exterran Holdings, Inc., 7.250%, 12/01/18 (e)	456
	Halliburton Co.,
500	7.450%, 09/15/39	663
700	8.750%, 02/15/21	986
445	Key Energy Services, Inc., 6.750%, 03/01/21	436
850	Oil States International, Inc., 6.500%, 06/01/19 (e)	850
550	PHI, Inc., 8.625%, 10/15/18	549
	Precision Drilling Corp., (Canada),
210	6.500%, 12/15/21 (e)	210
360	6.625%, 11/15/20	364
700	Seadrill Ltd., (Bermuda), 6.500%, 10/05/15	658
1,600	Sevan Marine ASA, (Norway), VAR, 3.417%, 05/14/13 (e)	1,120
2,110	Transocean, Inc., (Cayman Islands), 6.500%, 11/15/20	2,396
280	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	286

		10,629

	Oil, Gas & Consumable Fuels — 3.0%
175	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	208
	Alpha Natural Resources, Inc.,
475	6.000%, 06/01/19	464
475	6.250%, 06/01/21	465
	AmeriGas Partners LP/AmeriGas Finance Corp.,
1,315	6.250%, 08/20/19	1,279
1,360	6.500%, 05/20/21	1,333
278	Anadarko Holding Co., 7.150%, 05/15/28	314
	Anadarko Petroleum Corp.,
350	6.950%, 06/15/19	415
125	7.625%, 03/15/14	143
100	7.950%, 06/15/39	126
225	8.700%, 03/15/19	290
775	Apache Corp., 6.900%, 09/15/18	982
	Arch Coal, Inc.,
1,250	7.000%, 06/15/19 (e)	1,231
190	7.250%, 10/01/20	187
500	7.250%, 06/15/21 (e)	493

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
1,500	Bill Barrett Corp., 9.875%, 07/15/16	1,646
	BP Capital Markets plc, (United Kingdom),
1,835	3.875%, 03/10/15	1,956
515	4.750%, 03/10/19	569
325	5.250%, 11/07/13	351
330	Canadian Natural Resources Ltd., (Canada), 6.250%, 03/15/38	384
	Chesapeake Energy Corp.,
550	6.125%, 02/15/21	558
520	6.500%, 08/15/17	542
285	6.875%, 08/15/18	298
250	9.500%, 02/15/15	283
450	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	495
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
450	8.250%, 12/15/17	464
500	8.500%, 12/15/19	511
	Comstock Resources, Inc.,
400	7.750%, 04/01/19	400
1,000	8.375%, 10/15/17	1,030
	Concho Resources, Inc.,
545	6.500%, 01/15/22	548
1,425	7.000%, 01/15/21	1,460
	ConocoPhillips,
275	5.750%, 02/01/19	328
750	6.500%, 02/01/39	947
410	7.000%, 03/30/29	519
425	Conoco Funding Co., (Canada), 7.250%, 10/15/31	558
300	ConocoPhillips Holding Co., 6.950%, 04/15/29	383
	Consol Energy, Inc.,
200	6.375%, 03/01/21 (e)	198
300	8.000%, 04/01/17	319
1,250	8.250%, 04/01/20	1,344
160	Continental Resources, Inc., 7.125%, 04/01/21	165
454	Denbury Resources, Inc., 8.250%, 02/15/20	478
270	Devon Financing Corp. ULC, (Canada), 7.875%, 09/30/31	364
	El Paso Corp.,
1,900	6.875%, 06/15/14	2,116
150	7.000%, 06/15/17	167
150	El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	170
	Encana Corp., (Canada),
150	6.500%, 05/15/19	179
215	6.625%, 08/15/37	238

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — Continued
1,210	ENI S.p.A., (Italy), 5.700%, 10/01/40 (e)	1,189
	EOG Resources, Inc.,
1,700	4.100%, 02/01/21	1,799
200	6.875%, 10/01/18	248
300	Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21	269
500	Forest Oil Corp., 7.250%, 06/15/19	495
	Frontier Oil Corp.,
175	6.875%, 11/15/18	180
1,000	8.500%, 09/15/16	1,055
	Hilcorp Energy I LP/Hilcorp Finance Co.,
220	7.625%, 04/15/21 (e)	222
1,370	8.000%, 02/15/20 (e)	1,425
	Holly Energy Partners LP/Holly Energy Finance Corp.,
675	6.250%, 03/01/15	662
150	8.250%, 03/15/18	155
650	HollyFrontier Corp., 9.875%, 06/15/17	712
	Inergy LP/Inergy Finance Corp.,
240	6.875%, 08/01/21 (e)	230
550	7.000%, 10/01/18	535
	KazMunayGas National Co., (Kazakhstan),
745	6.375%, 04/09/21 (e)	778
200	Reg. S., 6.375%, 04/09/21	208
260	Reg. S., 7.000%, 05/05/20	281
220	Reg. S., 8.375%, 07/02/13	237
410	Marathon Oil Corp., 6.000%, 10/01/17	475
415	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.750%, 11/01/20	425
	Newfield Exploration Co.,
750	6.875%, 02/01/20	776
890	7.125%, 05/15/18	926
	Pemex Project Funding Master Trust,
258	5.750%, 03/01/18	286
40	6.625%, 06/15/35	44
57	6.625%, 06/15/35	63
210	Penn Virginia Corp., 7.250%, 04/15/19	201
	Pertamina Persero PT, (Indonesia),
200	5.250%, 05/23/21 (e)	208
200	6.500%, 05/27/41 (e)	212
	Petro-Canada, (Canada),
400	6.800%, 05/15/38	469
335	7.875%, 06/15/26	429
610	Petrohawk Energy Corp., 6.250%, 06/01/19 (e)	709
	Petroleos de Venezuela S.A., (Venezuela),
245	4.900%, 10/28/14	181

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	93

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
393	8.500%, 11/02/17 (e)	281
55	Petroleos Mexicanos, (Mexico), 5.500%, 01/21/21 (e)	60
125	Petronas Capital Ltd., (Malaysia), Reg. S., 5.250%, 08/12/19	140
	Pioneer Natural Resources Co.,
150	6.650%, 03/15/17	162
1,075	7.500%, 01/15/20	1,204
115	Plains All American Pipelines LP, 6.500%, 05/01/18	132
	Plains Exploration & Production Co.,
165	6.625%, 05/01/21	166
150	7.625%, 04/01/20	156
1,315	QEP Resources, Inc., 6.875%, 03/01/21	1,381
	Range Resources Corp.,
375	5.750%, 06/01/21	377
45	6.750%, 08/01/20	47
25	7.250%, 05/01/18	27
770	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 07/15/21	772
	Shell International Finance B.V., (Netherlands),
1,030	1.875%, 03/25/13	1,051
679	3.100%, 06/28/15	722
500	4.300%, 09/22/19	553
1,790	SM Energy Co., 6.625%, 02/15/19 (e)	1,790
375	Southern Star Central Corp., 6.750%, 03/01/16	367
435	Statoil ASA, (Norway), 7.150%, 11/15/25	556
815	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	955
1,000	Swift Energy Co., 7.125%, 06/01/17	990
120	Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	151
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
400	6.875%, 02/01/21 (e)	396
295	7.875%, 10/15/18	310
640	Tosco Corp., 8.125%, 02/15/30	877
1,900	Total Capital S.A., (France), 2.300%, 03/15/16	1,965
165	Unit Corp., 6.625%, 05/15/21	162
	Western Refining, Inc.,
1,282	11.250%, 06/15/17 (e)	1,404
250	VAR, 10.750%, 06/15/14 (e)	264
750	Whiting Petroleum Corp., 6.500%, 10/01/18	750

		62,150

	Total Energy	72,779

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Financials — 12.4%
	Capital Markets — 1.9%
	Bank of New York Mellon Corp. (The),
525	2.950%, 06/18/15	546
440	4.300%, 05/15/14	476
530	4.600%, 01/15/20	579
978	BlackRock, Inc., 5.000%, 12/10/19	1,079
1,000	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	1,056
750	Charles Schwab Corp. (The), 4.950%, 06/01/14	823
1,690	Credit Suisse USA, Inc., 6.125%, 11/15/11	1,707
1,000	FMR LLC, 4.750%, 03/01/13 (e)	1,043
	Goldman Sachs Group, Inc. (The),
920	3.625%, 02/07/16	921
326	3.700%, 08/01/15	329
2,780	5.250%, 10/15/13	2,898
1,191	5.250%, 07/27/21	1,208
819	5.375%, 03/15/20	832
450	5.750%, 10/01/16	492
2,100	5.950%, 01/18/18	2,235
127	6.000%, 06/15/20	135
115	6.250%, 09/01/17	124
965	6.750%, 10/01/37	916
180	7.500%, 02/15/19	206
	Jefferies Group, Inc.,
950	6.250%, 01/15/36	924
140	6.450%, 06/08/27	140
880	8.500%, 07/15/19	1,062
	Lehman Brothers Holdings, Inc.,
235	3.600%, 03/13/09 (d)	58
1,000	5.750%, 05/17/13 (d)	249
950	6.500%, 07/19/17 (d)	1
750	6.875%, 07/17/37 (d)	—	(h)
295	8.500%, 08/01/15 (d)	75
	Macquarie Group Ltd., (Australia),
639	6.250%, 01/14/21 (e)	621
2,125	7.300%, 08/01/14 (e)	2,354
	Merrill Lynch & Co., Inc.,
900	5.700%, 05/02/17	881
500	6.400%, 08/28/17	512
1,710	6.875%, 04/25/18	1,775
	Morgan Stanley,
198	4.000%, 07/24/15	197
505	4.200%, 11/20/14	506
1,690	5.300%, 03/01/13	1,749

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Capital Markets — Continued
243	5.500%, 07/24/20	238
919	5.500%, 07/28/21	917
810	5.625%, 01/09/12	821
310	5.625%, 09/23/19	315
150	6.000%, 05/13/14	158
1,315	6.000%, 04/28/15	1,376
320	6.250%, 08/28/17	339
1,250	6.625%, 04/01/18	1,339
	Nomura Holdings, Inc., (Japan),
500	5.000%, 03/04/15	527
757	6.700%, 03/04/20	855
740	Northern Trust Co. (The), 5.850%, 11/09/17	864
113	Northern Trust Corp., 5.500%, 08/15/13	123
200	State Street Corp., 4.300%, 05/30/14	216
	UBS AG, (Switzerland),
305	2.250%, 08/12/13	308
650	3.875%, 01/15/15	675
900	5.750%, 04/25/18	959
450	5.875%, 12/20/17	481

		39,220

	Commercial Banks — 3.7%
705	ANZ National (International) Ltd., (New Zealand), 2.375%, 12/21/12 (e)	713
190	Banco del Estado de Chile, (Chile), Reg. S., 4.125%, 10/07/20	191
	Bank of America Corp.,
735	3.125%, 06/15/12	751
500	5.625%, 07/01/20	507
695	5.650%, 05/01/18	709
1,500	6.975%, 03/07/37	1,425
1,005	7.375%, 05/15/14	1,100
500	7.800%, 09/15/16	543
2,000	VAR, 8.000%, 01/30/18 (x)	1,891
	Bank of Nova Scotia, (Canada),
1,082	1.650%, 10/29/15 (e)	1,096
614	3.400%, 01/22/15	652
679	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 3.850%, 01/22/15 (e)	722
	Barclays Bank plc, (United Kingdom),
1,615	2.500%, 01/23/13	1,617
1,280	5.125%, 01/08/20	1,289
980	6.050%, 12/04/17 (e)	970
305	6.750%, 05/22/19	335
125	VAR, 5.926%, 12/15/16 (e) (x)	103
575	VAR, 7.434%, 12/15/17 (e) (x)	517

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Commercial Banks — Continued
	BB&T Corp.,
500	3.850%, 07/27/12	514
1,250	3.950%, 04/29/16	1,333
500	4.900%, 06/30/17	535
150	6.850%, 04/30/19	179
1,750	Branch Banking & Trust Co., 4.875%, 01/15/13	1,801
2,250	Canadian Imperial Bank of Commerce, (Canada), 2.600%, 07/02/15 (e)	2,358
1,225	Capital One Capital V, 10.250%, 08/15/39	1,272
500	Capital One Capital VI, 8.875%, 05/15/40	507
	Capital One Financial Corp.,
500	6.250%, 11/15/13	542
485	6.750%, 09/15/17	554
690	7.375%, 05/23/14	777
1,045	Comerica Bank, 5.200%, 08/22/17	1,151
185	Comerica, Inc., 3.000%, 09/16/15	189
	Cooperative Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
2,150	3.200%, 03/11/15 (e)	2,260
1,045	4.500%, 01/11/21	1,121
400	Countrywide Capital III, 8.050%, 06/15/27	400
2,660	Credit Suisse, (Switzerland), 5.500%, 05/01/14	2,868
	Deutsche Bank AG, (Germany),
1,475	2.375%, 01/11/13	1,475
375	3.875%, 08/18/14	390
250	Deutsche Bank Trust Corp., 7.250%, 10/15/11	252
	DnB NOR Boligkreditt,
674	(Norway), 2.100%, 10/14/15 (e)	689
500	Fifth Third Bancorp, 5.450%, 01/15/17	542
395	HSBC Bank, 6.000%, 08/09/17	426
	HSBC Bank plc, (United Kingdom),
728	1.625%, 07/07/14 (e)	737
927	4.125%, 08/12/20 (e)	929
650	4.750%, 01/19/21 (e)	674
700	KeyBank N.A., 5.700%, 08/15/12	727
725	KeyCorp, 6.500%, 05/14/13	779
1,250	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,470
	National Australia Bank Ltd., (Australia),
3,010	2.500%, 01/08/13 (e)	3,052
255	3.750%, 03/02/15 (e)	268
1,420	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	1,449
1,500	National City Bank, 4.625%, 05/01/13	1,574

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	95

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Commercial Banks — Continued
500	NB Capital Trust II, 7.830%, 12/15/26	490
886	Nordea Bank AB, (Sweden), 4.875%, 05/13/21 (e)	809
	PNC Funding Corp.,
1,115	3.000%, 05/19/14	1,165
1,057	4.375%, 08/11/20	1,119
625	5.250%, 11/15/15	684
625	5.625%, 02/01/17	696
1,200	Royal Bank of Canada, (Canada), 2.300%, 07/20/16	1,217
	RSHB Capital S.A. for OJSC Russian Agricultural Bank, (Luxembourg),
195	Reg. S., 7.175%, 05/16/13	206
300	Reg. S., 9.000%, 06/11/14	335
225	Standard Chartered plc, (United Kingdom), 5.500%, 11/18/14 (e)	245
2,500	SunTrust Banks, Inc., 6.000%, 02/15/26	2,619
2,500	Toronto-Dominion Bank (The), (Canada), 2.200%, 07/29/15 (e)	2,585
2,000	U.S. Bancorp, 7.500%, 06/01/26	2,610
500	UnionBanCal Corp., 5.250%, 12/16/13	539
	Wachovia Bank N.A.,
2,110	5.600%, 03/15/16	2,320
750	6.000%, 11/15/17	844
750	6.600%, 01/15/38	856
1,995	Wachovia Capital Trust III, VAR, 5.570%, 10/03/11 (x)	1,746
	Wachovia Corp.,
760	5.500%, 05/01/13	813
1,555	5.750%, 02/01/18	1,779
515	SUB, 7.574%, 08/01/26	618
	Wells Fargo & Co.,
1,025	3.676%, 06/15/16	1,084
1,665	5.625%, 12/11/17	1,909
	Westpac Banking Corp., (Australia),
670	4.200%, 02/27/15	712
942	4.875%, 11/19/19	991

		77,916

	Consumer Finance — 0.9%
	Ally Financial, Inc.,
1,500	6.250%, 12/01/17	1,443
2,025	8.000%, 11/01/31	1,979
475	American Express Co., 7.250%, 05/20/14	542
	American Express Credit Corp.,
2,225	5.875%, 05/02/13	2,377

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Consumer Finance — Continued
1,100	7.300%, 08/20/13	1,215
	American Honda Finance Corp.,
375	2.375%, 03/18/13 (e)	382
810	4.625%, 04/02/13 (e)	853
835	7.625%, 10/01/18 (e)	1,071
	Ford Motor Credit Co. LLC,
325	5.750%, 02/01/21	324
125	6.625%, 08/15/17	131
3,000	8.125%, 01/15/20	3,353
	HSBC Finance Corp.,
1,000	5.000%, 06/30/15	1,057
500	6.375%, 11/27/12	525
400	7.350%, 11/27/32	399
	John Deere Capital Corp.,
230	5.250%, 10/01/12	242
515	5.350%, 04/03/18	603
	Springleaf Finance Corp.,
350	VAR, 0.497%, 12/15/11	341
1,750	6.900%, 12/15/17	1,479
670	Toyota Motor Credit Corp., 3.200%, 06/17/15	708
662	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	669

		19,693

	Diversified Financial Services — 2.7%
2,465	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	2,323
1,000	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	1,031
	Block Financial LLC,
500	5.125%, 10/30/14	517
500	7.875%, 01/15/13	524
3,000	Capmark Financial Group, Inc., 3.158%, 05/10/10 (d)	1,643
852	Cardtronics, Inc., 8.250%, 09/01/18	895
	Caterpillar Financial Services Corp.,
800	1.550%, 12/20/13	811
850	5.450%, 04/15/18	995
	CIT Group, Inc.,
155	6.625%, 04/01/18 (e)	155
3,600	7.000%, 05/02/17 (e)	3,555
	Citigroup, Inc.,
1,117	4.587%, 12/15/15	1,160
291	5.375%, 08/09/20	309
1,550	5.500%, 02/15/17	1,579
510	6.000%, 12/13/13	540

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Diversified Financial Services — Continued
1,350	6.000%, 08/15/17	1,464
865	6.010%, 01/15/15	929
260	6.375%, 08/12/14	284
645	6.875%, 06/01/25	722
1,115	7.000%, 12/01/25	1,241
1,260	8.500%, 05/22/19	1,540
	CME Group, Inc.,
1,500	5.400%, 08/01/13	1,613
200	5.750%, 02/15/14	221
1,000	CNG Holdings, Inc., 13.750%, 08/15/15 (e)	1,065
	Deluxe Corp.,
1,000	7.000%, 03/15/19 (e)	988
1,075	7.375%, 06/01/15	1,083
	FUEL Trust,
505	3.984%, 06/15/16 (e)	504
639	4.207%, 04/15/16 (e)	642
	General Electric Capital Corp.,
294	5.300%, 02/11/21	313
1,115	5.625%, 05/01/18	1,236
5,760	5.875%, 02/15/12	5,894
3,370	5.875%, 01/14/38	3,434
130	5.900%, 05/13/14	144
1,000	6.000%, 06/15/12	1,041
1,100	6.750%, 03/15/32	1,237
145	6.875%, 01/10/39	167
2,205	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	2,249
1,400	ILFC E-Capital Trust I, VAR, 5.740%, 12/21/65 (e)	1,012
600	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	468
	International Lease Finance Corp.,
845	8.250%, 12/15/20	860
320	8.625%, 09/15/15	326
1,820	8.750%, 03/15/17	1,870
600	8.875%, 09/01/17	614
	National Rural Utilities Cooperative Finance Corp.,
385	4.750%, 03/01/14	421
334	7.250%, 03/01/12	345
170	10.375%, 11/01/18	243
2,450	SquareTwo Financial Corp., 11.625%, 04/01/17	2,413
505	Textron Financial Corp., 5.400%, 04/28/13	528
180	Ukreximbank Via Biz Finance plc, (United Kingdom), Reg. S., 8.375%, 04/27/15	180

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Financial Services — Continued
1,510	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	1,487
100	Xstrata Finance Canada Ltd., (Canada), 6.900%, 11/15/37 (e)	102

		54,917

	FDIC Guaranteed Securities (~) — 0.1%
735	Citigroup, Inc., 2.875%, 12/09/11	740
750	Goldman Sachs Group, Inc. (The), 3.250%, 06/15/12	768

		1,508

	Insurance — 2.0%
1,310	ACE INA Holdings, Inc., 5.600%, 05/15/15	1,444
558	Aflac, Inc., 6.450%, 08/15/40	546
190	Allstate Corp. (The), 7.450%, 05/16/19	231
1,132	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	1,209
	American International Group, Inc.,
435	5.600%, 10/18/16	450
2,785	VAR, 8.175%, 05/15/58	2,765
	AON Corp.,
191	3.500%, 09/30/15	198
240	6.250%, 09/30/40	265
	Berkshire Hathaway Finance Corp.,
1,000	5.400%, 05/15/18	1,143
500	5.750%, 01/15/40	539
975	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e) (x)	873
315	Chubb Corp., 5.750%, 05/15/18	368
642	CNA Financial Corp., 5.875%, 08/15/20	670
2,725	Hartford Financial Services Group, Inc., VAR, 8.125%, 06/15/38	2,752
2,000	HUB International Holdings, Inc., 10.250%, 06/15/15 (e)	1,895
1,950	Jackson National Life Global Funding, 5.375%, 05/08/13 (e)	2,074
	Liberty Mutual Group, Inc.,
2,025	7.800%, 03/15/37 (e)	1,903
1,700	VAR, 10.750%, 06/15/58 (e)	2,091
	MassMutual Global Funding II,
382	2.300%, 09/28/15 (e)	386
600	3.625%, 07/16/12 (e)	614
160	MetLife, Inc., 6.750%, 06/01/16	188
	Metropolitan Life Global Funding I,
400	3.650%, 06/14/18 (e)	409
190	5.125%, 04/10/13 (e)	201

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	97

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Insurance — Continued
875	5.200%, 09/18/13 (e)	944
315	Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	334
	Nationwide Mutual Insurance Co.,
1,465	7.875%, 04/01/33 (e)	1,536
1,720	9.375%, 08/15/39 (e)	2,032
	New York Life Global Funding,
250	3.000%, 05/04/15 (e)	263
1,680	4.650%, 05/09/13 (e)	1,785
	Pacific Life Global Funding,
400	5.000%, 05/15/17 (e)	431
770	5.150%, 04/15/13 (e)	812
1,000	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	1,323
800	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	880
175	Principal Financial Group, Inc., 8.875%, 05/15/19	231
300	Principal Life Global Funding I, 5.250%, 01/15/13 (e)	317
	Principal Life Income Funding Trusts,
1,165	5.300%, 12/14/12	1,227
1,025	5.300%, 04/24/13	1,094
205	Prudential Financial, Inc., 7.375%, 06/15/19	245
405	Travelers Cos., Inc. (The), 5.800%, 05/15/18	466
2,550	Travelers Life & Annunity Global Funding I, 5.125%, 08/15/14 (e)	2,817
700	Travelers Property Casualty Corp., 7.750%, 04/15/26	927
200	XL Group plc, (Ireland), VAR, 6.500%, 04/15/17 (x)	177

		41,055

	Real Estate Investment Trusts (REITs) — 0.9%
405	CB Richard Ellis Services, Inc., 6.625%, 10/15/20	396
1,015	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	878
	CommonWealth REIT,
1,865	5.875%, 09/15/20	1,936
375	6.250%, 08/15/16	410
300	6.650%, 01/15/18	338
820	Developers Diversified Realty Corp., 7.875%, 09/01/20	912
500	DuPont Fabros Technology LP, 8.500%, 12/15/17	528
2,300	First Industrial LP, 6.420%, 06/01/14	2,394
500	HCP, Inc., 5.375%, 02/01/21	509

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Real Estate Investment Trusts (REITs) — Continued
	Host Hotels & Resorts LP,
2,350	6.000%, 11/01/20	2,285
750	6.875%, 11/01/14	766
3,000	Rouse Co. LP (The), 5.375%, 11/26/13	2,989
	Simon Property Group LP,
340	5.625%, 08/15/14	380
492	5.650%, 02/01/20	541
915	6.100%, 05/01/16	1,039
675	6.125%, 05/30/18	760
310	6.750%, 05/15/14	352
1,341	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	1,520

		18,933

	Real Estate Management & Development — 0.0% (g)
335	Kennedy-Wilson, Inc., 8.750%, 04/01/19 (e)	320

	Thrifts & Mortgage Finance — 0.2%
525	Countrywide Financial Corp., 6.250%, 05/15/16	530
3,065	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	3,099

		3,629

	Total Financials	257,191

	Health Care — 2.0%
	Biotechnology — 0.1%
	Amgen, Inc.,
289	5.650%, 06/15/42	316
150	5.700%, 02/01/19	177
618	5.750%, 03/15/40	686
300	6.375%, 06/01/37	360
130	6.900%, 06/01/38	167
1,250	Bio-Rad Laboratories, Inc., 8.000%, 09/15/16	1,366

		3,072

	Health Care Equipment & Supplies — 0.2%
	Baxter International, Inc.,
250	4.000%, 03/01/14	269
550	4.625%, 03/15/15	610
	Becton Dickinson and Co.,
100	5.000%, 05/15/19	114
400	6.000%, 05/15/39	486
2,200	Teleflex, Inc., 6.875%, 06/01/19	2,183

		3,662

	Health Care Providers & Services — 0.9%
115	Capella Healthcare, Inc., 9.250%, 07/01/17 (e)	112

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Health Care Providers & Services — Continued
400	CHS/Community Health Systems, Inc., 8.875%, 07/15/15	406
	DaVita, Inc.,
600	6.375%, 11/01/18	589
600	6.625%, 11/01/20	588
	Fresenius Medical Care U.S. Finance, Inc.,
500	5.750%, 02/15/21 (e)	480
1,000	6.875%, 07/15/17	1,042
	HCA, Inc.,
1,260	6.500%, 02/15/20	1,274
750	7.250%, 09/15/20	771
200	8.500%, 04/15/19	218
2,028	Health Management Associates, Inc., 6.125%, 04/15/16	1,977
800	LifePoint Hospitals, Inc., 6.625%, 10/01/20	780
305	Medco Health Solutions, Inc., 2.750%, 09/15/15	312
1,555	Omega Healthcare Investors, Inc., 6.750%, 10/15/22	1,493
	Omnicare, Inc.,
30	6.875%, 12/15/15	31
3,600	7.750%, 06/01/20	3,672
	Roche Holdings, Inc.,
635	5.000%, 03/01/14 (e)	698
1,220	6.000%, 03/01/19 (e)	1,471
1,395	Tenet Healthcare Corp., 8.875%, 07/01/19	1,479
250	Ventas Realty LP/Ventas Capital Corp., 6.500%, 06/01/16	258
1,550	WellPoint, Inc., 6.800%, 08/01/12	1,631

		19,282

	Pharmaceuticals — 0.8%
400	Abbott Laboratories, 6.150%, 11/30/37	492
504	AstraZeneca plc, (United Kingdom), 5.400%, 09/15/12	529
910	Elan Finance plc/Elan Finance Corp., (Ireland), 8.750%, 10/15/16	942
	Endo Pharmaceuticals Holdings, Inc.,
450	7.000%, 07/15/19 (e)	456
600	7.250%, 01/15/22 (e)	612
200	Giant Funding Corp., 8.250%, 02/01/18 (e)	200
920	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	1,144
1,000	Merck & Co., Inc., 6.550%, 09/15/37	1,295
	Mylan, Inc.,
1,125	7.625%, 07/15/17 (e)	1,201
899	7.875%, 07/15/20 (e)	962

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Pharmaceuticals — Continued
	Novartis Capital Corp.,
435	4.125%, 02/10/14	470
335	4.400%, 04/24/20	371
250	Pfizer, Inc., 6.200%, 03/15/19	307
	Valeant Pharmaceuticals International,
1,500	6.500%, 07/15/16 (e)	1,425
250	6.750%, 10/01/17 (e)	233
900	6.875%, 12/01/18 (e)	828
1,145	7.000%, 10/01/20 (e)	1,036
	Wyeth,
2,350	5.500%, 02/01/14	2,603
555	5.500%, 02/15/16	640

		15,746

	Total Health Care	41,762

	Industrials — 3.7%
	Aerospace & Defense — 0.6%
400	Alliant Techsystems, Inc., 6.875%, 09/15/20	399
	BAE Systems Holdings, Inc.,
850	5.200%, 08/15/15 (e)	936
145	6.375%, 06/01/19 (e)	170
725	BE Aerospace, Inc., 6.875%, 10/01/20	743
1,772	Colt Defense LLC/Colt Finance Corp., 8.750%, 11/15/17	1,143
	Esterline Technologies Corp.,
1,000	6.625%, 03/01/17	1,015
250	7.000%, 08/01/20	261
167	Hexcel Corp., 6.750%, 02/01/15	170
	Huntington Ingalls Industries, Inc.,
515	6.875%, 03/15/18 (e)	484
780	7.125%, 03/15/21 (e)	733
250	ITT Corp., 6.125%, 05/01/19	311
910	Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17	935
952	Lockheed Martin Corp., 5.720%, 06/01/40	1,042
1,900	McDonnell Douglas Corp., 9.750%, 04/01/12	1,993
750	Moog, Inc., 6.250%, 01/15/15	752
643	Spirit Aerosystems, Inc., 6.750%, 12/15/20	641
	Triumph Group, Inc.,
232	8.000%, 11/15/17	240
575	8.625%, 07/15/18	612
735	United Technologies Corp., 6.125%, 02/01/19	912

		13,492

	Air Freight & Logistics — 0.1%
1,000	Federal Express Corp., 9.650%, 06/15/12	1,066

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	99

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Airlines — 0.4%
235	American Airlines Pass Through Trust 2009-1A, 10.375%, 07/02/19	256
2,202	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	2,180
681	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	708
364	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	376
1,138	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	1,059
	Delta Air Lines, Inc.,
72	8.021%, 08/10/22	72
70	8.954%, 08/10/14	71
44	9.500%, 09/15/14 (e)	45
417	9.750%, 12/17/16	428
610	10.000%, 12/05/14 (d) (e) (f) (i)	152
1,214	Northwest Airlines, Inc., 7.027%, 11/01/19	1,214
1,331	UAL 2007-1 Pass-Through Trust, 7.336%, 07/02/19	1,198
227	UAL 2009-1 Pass-Through Trust, 10.400%, 11/01/16	249

		8,008

	Building Products — 0.3%
	Building Materials Corp. of America,
2,235	6.750%, 05/01/21 (e)	2,140
750	6.875%, 08/15/18 (e)	735
700	7.000%, 02/15/20 (e)	700
	Masco Corp.,
1,000	6.125%, 10/03/16	980
2,500	7.125%, 03/15/20	2,446

		7,001

	Commercial Services & Supplies — 0.5%
875	Aircastle Ltd., (Bermuda), 9.750%, 08/01/18	921
990	Clean Harbors, Inc., 7.625%, 08/15/16	1,047
	Corrections Corp. of America,
572	6.250%, 03/15/13	573
1,050	6.750%, 01/31/14	1,058
	FTI Consulting, Inc.,
290	6.750%, 10/01/20	286
1,750	7.750%, 10/01/16	1,781
271	Garda World Security Corp., (Canada), 9.750%, 03/15/17 (e)	278
818	Geo Group, Inc. (The), 7.750%, 10/15/17	859
1,673	Pitney Bowes, Inc., 5.250%, 01/15/37	1,752

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Commercial Services & Supplies — Continued
	Power Sector Assets & Liabilities Management Corp., (Philippines),
130	7.250%, 05/27/19 (e)	157
100	7.390%, 12/02/24 (e)	122
	Quebecor World Capital Corp., (Canada),
1,145	6.125%, 11/15/13 (d)	25
1,160	6.500%, 08/01/27 (d)	25
265	9.750%, 01/15/15 (d)	6
	R.R. Donnelley & Sons Co.,
300	7.250%, 05/15/18	274
1,500	7.625%, 06/15/20	1,388

		10,552

	Construction & Engineering — 0.3%
1,450	Dycom Investments, Inc., 7.125%, 01/15/21	1,435
1,150	New Enterprise Stone & Lime Co., 11.000%, 09/01/18 (e)	1,018
158	RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.500%, 12/01/14	158
2,475	Tutor Perini Corp., 7.625%, 11/01/18	2,178
	United Rentals North America, Inc.,
650	9.250%, 12/15/19	678
100	10.875%, 06/15/16	109

		5,576

	Electrical Equipment — 0.0% (g)
	Belden, Inc.,
500	7.000%, 03/15/17	500
250	9.250%, 06/15/19	265
185	International Wire Group Holdings, Inc., 9.750%, 04/15/15 (e)	189

		954

	Industrial Conglomerates — 0.2%
459	Danaher Corp., 3.900%, 06/23/21	488
215	Koninklijke Philips Electronics N.V., (Netherlands), 7.200%, 06/01/26	269
	Siemens Financieringsmaatschappij N.V., (Netherlands),
1,830	5.750%, 10/17/16 (e)	2,143
300	6.125%, 08/17/26 (e)	355

		3,255

	Machinery — 0.4%
310	Altra Holdings, Inc., 8.125%, 12/01/16	320
500	Boart Longyear Management Pty Ltd., (Australia), 7.000%, 04/01/21 (e)	496
3,000	Briggs & Stratton Corp., 6.875%, 12/15/20	3,008

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Machinery — Continued
640	Caterpillar, Inc., 5.200%, 05/27/41	687
550	Eaton Corp., 5.600%, 05/15/18	647
740	Griffon Corp., 7.125%, 04/01/18	699
210	Ingersoll-Rand Co., (Bermuda), 7.200%, 06/01/25	244
110	PACCAR, Inc., 6.375%, 02/15/12	113
440	Parker Hannifin Corp., 6.250%, 05/15/38	544
	SPX Corp.,
1,500	6.875%, 09/01/17	1,564
250	7.625%, 12/15/14	269
320	Titan International, Inc., 7.875%, 10/01/17	336

		8,927

	Marine — 0.3%
1,700	Bluewater Holding B.V., (Netherlands), VAR, 3.250%, 07/17/14 (e)	1,275
3,290	CMA CGM S.A., (France), 8.500%, 04/15/17 (e)	1,497
832	General Maritime Corp., 12.000%, 11/15/17	437
174	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.625%, 11/01/17 (e)	145
1,250	Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17	1,156
750	Ultrapetrol Bahamas Ltd., (Bahamas), 9.000%, 11/24/14	733

		5,243

	Road & Rail — 0.6%
1,300	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 03/15/18	1,329
634	Burlington Northern and Santa Fe Railway Co. 2000 Pass-Through Trust, 7.908%, 01/15/20	743
	Burlington Northern Santa Fe LLC,
220	5.650%, 05/01/17	256
1,150	6.700%, 08/01/28	1,395
927	Canadian National Railway Co., (Canada), 6.375%, 11/15/37	1,143
	Canadian Pacific Railway Co., (Canada),
165	7.250%, 05/15/19	207
280	9.450%, 08/01/21	408
1,075	CSX Corp., 7.375%, 02/01/19	1,356
	Erac USA Finance LLC,
250	6.375%, 10/15/17 (e)	296
800	6.700%, 06/01/34 (e)	893
	Kansas City Southern de Mexico S.A. de C.V., (Mexico),
170	6.125%, 06/15/21 (e)	170

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Road & Rail — Continued
375	6.625%, 12/15/20 (e)	390
595	Norfolk Southern Corp., 6.000%, 05/23/11	640
1,683	RailAmerica, Inc., 9.250%, 07/01/17	1,818
576	Ryder System, Inc., 3.600%, 03/01/16	598
341	Union Pacific Corp., 4.163%, 07/15/22 (e)	362
235	United Parcel Service of America, Inc., SUB, 8.375%, 04/01/30	335

		12,339

	Transportation Services — 0.0% (g)
750	Wabtec Corp., 6.875%, 07/31/13	799

	Total Industrials	77,212

	Information Technology — 1.5%
	Communications Equipment — 0.1%
540	Brightstar Corp., 9.500%, 12/01/16 (e)	556
	Cisco Systems, Inc.,
500	5.500%, 01/15/40	545
375	5.900%, 02/15/39	425
	EH Holding Corp.,
500	6.500%, 06/15/19 (e)	500
150	7.625%, 06/15/21 (e)	149
135	Nokia OYJ, (Finland), 5.375%, 05/15/19	135

		2,310

	Computers & Peripherals — 0.5%
	Dell, Inc.,
981	3.100%, 04/01/16	1,025
1,000	7.100%, 04/15/28	1,208
	Hewlett-Packard Co.,
80	2.950%, 08/15/12	81
1,113	4.300%, 06/01/21	1,156
500	5.400%, 03/01/17	568
250	5.500%, 03/01/18	286
	International Business Machines Corp.,
744	1.950%, 07/22/16	755
770	5.875%, 11/29/32	917
650	7.000%, 10/30/25	873
	Seagate HDD Cayman, (Cayman Islands),
230	6.875%, 05/01/20	220
2,000	7.750%, 12/15/18 (e)	1,985
1,000	Seagate Technology HDD Holdings, (Cayman Islands), 6.800%, 10/01/16	1,015

		10,089

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	101

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
250	6.000%, 04/01/20	271
769	6.875%, 07/01/13	828
100	7.500%, 01/15/27	115
50	Intcomex, Inc., 13.250%, 12/15/14	49
750	Sanmina-SCI Corp., VAR, 2.997%, 06/15/14 (e)	724

		1,987

	Internet Software & Services — 0.1%
500	eAccess Ltd., (Japan), 8.250%, 04/01/18 (e)	482
	Equinix, Inc.,
480	7.000%, 07/15/21	487
225	8.125%, 03/01/18	239

		1,208

	IT Services — 0.2%
106	Fidelity National Information Services, Inc., 7.625%, 07/15/17	110
	First Data Corp.,
600	8.875%, 08/15/20 (e)	594
670	12.625%, 01/15/21 (e)	633
900	HP Enterprise Services LLC, 6.000%, 08/01/13	979
875	iGate Corp., 9.000%, 05/01/16 (e)	827
3,860	Sitel LLC/Sitel Finance Corp., 11.500%, 04/01/18	3,281

		6,424

	Semiconductors & Semiconductor Equipment — 0.3%
	Advanced Micro Devices, Inc.,
500	7.750%, 08/01/20	508
415	8.125%, 12/15/17	426
1,280	Amkor Technology, Inc., 7.375%, 05/01/18	1,290
310	MEMC Electronic Materials, Inc., 7.750%, 04/01/19 (e)	272
	National Semiconductor Corp.,
575	3.950%, 04/15/15	624
475	6.600%, 06/15/17	580
326	NXP B.V./NXP Funding LLC, (Netherlands), VAR, 2.999%, 10/15/13	316
150	STATS ChipPAC Ltd., (Singapore), 7.500%, 08/12/15 (e)	158
1,400	Texas Instruments, Inc., 2.375%, 05/16/16	1,445

		5,619

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Software — 0.2%
275	Audatex North America, Inc., 6.750%, 06/15/18 (e)	270
115	Intuit, Inc., 5.750%, 03/15/17	132
595	Microsoft Corp., 4.500%, 10/01/40	604
	Oracle Corp.,
1,000	5.250%, 01/15/16	1,150
241	5.375%, 07/15/40 (e)	265
1,030	6.500%, 04/15/38	1,282

		3,703

	Total Information Technology	31,340

	Materials — 3.1%
	Chemicals — 0.7%
275	Celanese US Holdings LLC, 6.625%, 10/15/18	292
	CF Industries, Inc.,
300	6.875%, 05/01/18	340
340	7.125%, 05/01/20	389
885	Chemtura Corp., 7.875%, 09/01/18	909
242	Dow Chemical Co. (The), 4.250%, 11/15/20	247
	EI du Pont de Nemours & Co.,
721	1.950%, 01/15/16	735
410	3.250%, 01/15/15	437
1,175	4.900%, 01/15/41	1,208
130	5.000%, 07/15/13	140
	Lyondell Chemical Co.,
505	8.000%, 11/01/17 (e)	559
1,537	11.000%, 05/01/18	1,716
525	Monsanto Co., 7.375%, 08/15/12	557
775	PolyOne Corp., 7.375%, 09/15/20	798
450	Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	476
200	PPG Industries, Inc., 9.000%, 05/01/21	277
	Praxair, Inc.,
1,535	4.625%, 03/30/15	1,705
375	5.200%, 03/15/17	438
650	5.250%, 11/15/14	734
200	Rhodia S.A., (France), 6.875%, 09/15/20 (e)	234
1,305	Union Carbide Corp., 7.750%, 10/01/96	1,440

		13,631

	Construction Materials — 0.1%
75	Hanson Ltd., (United Kingdom), 6.125%, 08/15/16	77
	Vulcan Materials Co.,
455	6.500%, 12/01/16	445

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Construction Materials — Continued
410	7.500%, 06/15/21	404

		926

	Containers & Packaging — 0.5%
900	Ardagh Packaging Finance plc, (Ireland), 7.375%, 10/15/17 (e)	887
	Ball Corp.,
1,465	5.750%, 05/15/21	1,454
1,500	6.750%, 09/15/20	1,575
125	7.125%, 09/01/16	134
125	7.375%, 09/01/19	136
642	Constar International, Inc., 11.000%, 02/15/12 (f) (i)	642
725	Crown Americas LLC/Crown Americas Capital Corp III, 6.250%, 02/01/21 (e)	729
675	Owens-Brockway Glass Container, Inc., 7.375%, 05/15/16	705
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
1,000	6.875%, 02/15/21 (e)	930
1,975	7.125%, 04/15/19 (e)	1,871
700	8.500%, 10/15/16 (e)	716
500	Sealed Air Corp., 7.875%, 06/15/17	526
700	Silgan Holdings, Inc., 7.250%, 08/15/16	731

		11,036

	Metals & Mining — 0.7%
875	AK Steel Corp., 7.625%, 05/15/20	805
925	APERAM, (Luxembourg), 7.750%, 04/01/18 (e)	855
106	Arch Western Finance LLC, 6.750%, 07/01/13	106
	BHP Billiton Finance USA Ltd., (Australia),
570	4.800%, 04/15/13	607
575	5.400%, 03/29/17	669
1,110	5.500%, 04/01/14	1,236
120	6.500%, 04/01/19	148
230	Corp. Nacional del Cobre de Chile, (Chile), Reg. S., 7.500%, 01/15/19	293
1,500	Edgen Murray Corp., 12.250%, 01/15/15	1,429
	FMG Resources August 2006 Pty Ltd., (Australia),
1,875	6.875%, 02/01/18 (e)	1,856
150	7.000%, 11/01/15 (e)	150
1,510	Nucor Corp., 6.400%, 12/01/37	1,819
538	Rio Tinto Finance USA Ltd., (Australia), 3.500%, 11/02/20	535
270	Severstal Columbus LLC, 10.250%, 02/15/18	279

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Metals & Mining — Continued
	Steel Dynamics, Inc.,
1,500	6.750%, 04/01/15	1,504
10	7.750%, 04/15/16	10
	United States Steel Corp.,
474	6.050%, 06/01/17	454
280	7.000%, 02/01/18	269
1,000	7.375%, 04/01/20	947
225	Wolverine Tube, Inc., 6.000%, 06/28/14 (f) (i)	225

		14,196

	Paper & Forest Products — 1.1%
710	AbitibiBowater, Inc., 10.250%, 10/15/18 (e)	746
	Abitibi-Consolidated Co. of Canada, (Canada),
14,926	6.000%, 06/20/13 (d)	37
7,648	8.375%, 04/01/15 (d)	19
	Abitibi-Consolidated, Inc., (Canada),
1,199	7.500%, 04/01/28 (d)	3
1,999	7.750%, 06/15/11 (d)	5
730	8.850%, 08/01/30 (d)	2
2,300	Appleton Papers, Inc., 10.500%, 06/15/15 (e)	2,306
500	Boise Paper Holdings LLC/Boise Co.-Issuer Co., 8.000%, 04/01/20	511
	Cascades, Inc., (Canada),
750	7.750%, 12/15/17	727
400	7.875%, 01/15/20	385
700	Clearwater Paper Corp., 7.125%, 11/01/18	704
	Domtar Corp.,
126	7.125%, 08/15/15	138
950	10.750%, 06/01/17	1,183
	Georgia-Pacific LLC,
1,000	5.400%, 11/01/20 (e)	1,031
875	7.125%, 01/15/17 (e)	927
1,200	7.750%, 11/15/29	1,355
400	8.250%, 05/01/16 (e)	457
1,154	Jefferson Smurfit Corp., 8.250%, 10/01/12 (d) (f) (i)	20
	NewPage Corp.,
4,000	10.000%, 05/01/12	470
5,650	11.375%, 12/31/14	4,972
	P.H. Glatfelter Co.,
1,500	7.125%, 05/01/16	1,523
1,000	PE Paper Escrow GmbH, (Austria), 12.000%, 08/01/14 (e)	1,080
1,650	Potlatch Corp., 7.500%, 11/01/19	1,675
300	Sappi Papier Holding GmbH, (Austria), 6.625%, 04/15/21 (e)	267

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	103

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Paper & Forest Products — Continued
	Smurfit-Stone Container Enterprises, Inc.,
1,640	8.000%, 03/15/17 (d) (f) (i)	29
2,656	8.375%, 07/01/12 (d) (f) (i)	46
675	Verso Paper Holdings LLC/Verso Paper, Inc., 11.500%, 07/01/14	715
	Weyerhaeuser Co.,
350	7.375%, 10/01/19	397
1,750	7.375%, 03/15/32	1,866

		23,596

	Total Materials	63,385

	Telecommunication Services — 1.9%
	Diversified Telecommunication Services — 1.3%
	AT&T, Inc.,
1,030	5.350%, 09/01/40	1,049
220	5.600%, 05/15/18	254
465	5.800%, 02/15/19	549
1,500	6.300%, 01/15/38	1,679
31	AT&T, Corp.,.8.000%, 11/15/31	42
	BellSouth Corp.,
2,090	5.200%, 09/15/14	2,314
100	6.875%, 10/15/31	118
	BellSouth Telecommunications, Inc.,
412	6.300%, 12/15/15	442
330	7.000%, 12/01/95	371
	Cincinnati Bell, Inc.,
800	8.250%, 10/15/17	798
145	8.750%, 03/15/18	136
	Deutsche Telekom International Finance B.V., (Netherlands),
100	6.750%, 08/20/18	121
1,000	8.750%, 06/15/30	1,352
	Frontier Communications Corp.,
785	7.125%, 03/15/19	772
1,165	8.125%, 10/01/18	1,204
15	8.250%, 04/15/17	16
215	8.500%, 04/15/20	225
15	8.750%, 04/15/22	16
800	GTE Corp., 6.840%, 04/15/18	961
2,750	Level 3 Communications, Inc., 11.875%, 02/01/19 (e)	2,853
	Qwest Communications International, Inc.,
1,000	7.125%, 04/01/18	1,050
90	8.000%, 10/01/15	96
1,000	Qwest Corp., 6.500%, 06/01/17	1,071

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Telecommunication Services — Continued
	Telecom Italia Capital S.A., (Luxembourg),
562	5.250%, 11/15/13	562
190	7.721%, 06/04/38	185
	Telefonica Emisiones S.A.U., (Spain),
138	5.462%, 02/16/21	133
600	5.855%, 02/04/13	620
80	5.877%, 07/15/19	80
	Verizon Communications, Inc.,
585	6.900%, 04/15/38	714
75	7.350%, 04/01/39	96
	Verizon Global Funding Corp.,
820	7.750%, 12/01/30	1,082
290	7.750%, 06/15/32	382
2,000	Verizon Pennsylvania, Inc., 8.350%, 12/15/30	2,608
1,000	Virgin Media Secured Finance plc, (United Kingdom), 5.250%, 01/15/21 (e)	1,087
	Windstream Corp.,
800	7.750%, 10/01/21	812
525	8.125%, 08/01/13	558
125	8.125%, 09/01/18	130

		26,538

	Wireless Telecommunication Services — 0.6%
732	America Movil S.A.B. de C.V., (Mexico), 2.375%, 09/08/16	726
450	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17 (e)	482
144	Cricket Communications, Inc., 7.750%, 05/15/16	146
1,260	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	1,291
75	MetroPCS Wireless, Inc., 7.875%, 09/01/18	76
2,750	Nextel Communications, Inc., 7.375%, 08/01/15	2,705
	NII Capital Corp.,
365	8.875%, 12/15/19	386
185	10.000%, 08/15/16	208
240	Rogers Communications, Inc., (Canada), 6.800%, 08/15/18	293
1,050	SBA Telecommunications, Inc., 8.000%, 08/15/16	1,105
800	Sprint Capital Corp., 8.750%, 03/15/32	820
125	Sprint Nextel Corp., 8.375%, 08/15/17	131
1,650	Vimpel Communications Via VIP Finance Ireland Ltd.,OJSC, (Ireland), 7.748%, 02/02/21 (e)	1,621
	VimpelCom Holdings B.V., (Netherlands),
250	6.255%, 03/01/17 (e)	238

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Wireless Telecommunication Services — Continued
450	7.504%, 03/01/22 (e)	429
870	Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	976
	Wind Acquisition Finance S.A., (Luxembourg),
775	7.250%, 02/15/18 (e)	727
275	11.750%, 07/15/17 (e)	285

		12,645

	Total Telecommunication Services	39,183

	Utilities — 2.9%
	Electric Utilities — 1.7%
891	Alabama Power Co., 6.125%, 05/15/38	1,103
	Carolina Power & Light Co.,
90	5.300%, 01/15/19	106
500	6.300%, 04/01/38	637
1,000	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	1,106
100	Centrais Eletricas Brasileiras S.A., (Brazil), 6.875%, 07/30/19 (e)	115
300	Consolidated Edison Co. of New York, Inc., 5.500%, 12/01/39	336
925	Consumers Energy Co., 6.700%, 09/15/19	1,158
80	Dubai Electricity & Water Authority, (United Arab Emirates), 8.500%, 04/22/15 (e)	88
	Duke Energy Carolinas LLC,
780	4.300%, 06/15/20	853
200	5.250%, 01/15/18	234
500	5.625%, 11/30/12	530
1,100	6.050%, 04/15/38	1,329
500	6.250%, 01/15/12	510
280	Duke Energy Indiana, Inc., 3.750%, 07/15/20	295
1,200	Enel Finance International N.V., (Luxembourg), 5.125%, 10/07/19 (e)	1,200
115	Florida Power Corp., 5.650%, 06/15/18	137
	Georgia Power Co.,
562	5.250%, 12/15/15	643
140	5.950%, 02/01/39	165
2,000	Ipalco Enterprises, Inc., 7.250%, 04/01/16 (e)	2,143
988	Massachusetts Electric Co., 5.900%, 11/15/39 (e)	1,168
860	MidAmerican Energy Co., 5.300%, 03/15/18	998
	Nevada Power Co.,
446	5.375%, 09/15/40	492
600	7.125%, 03/15/19	753
	NextEra Energy Capital Holdings, Inc.,
275	5.350%, 06/15/13	293

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Electric Utilities — Continued
265	7.875%, 12/15/15	318
300	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	336
	Nisource Finance Corp.,
1,470	6.400%, 03/15/18	1,730
150	6.800%, 01/15/19	179
	Northern States Power Co.,
173	5.350%, 11/01/39	197
765	6.250%, 06/01/36	967
1,010	Pacific Gas & Electric Co., 5.625%, 11/30/17	1,185
	Pacificorp,
1,900	5.750%, 04/01/37	2,185
250	7.240%, 08/16/23	323
	Peco Energy Co.,
1,880	5.350%, 03/01/18	2,215
500	5.950%, 11/01/11	504
360	Potomac Electric Power Co., 6.500%, 11/15/37	465
50	Progress Energy, Inc., 6.050%, 03/15/14	56
1,121	PSEG Power LLC, 5.125%, 04/15/20	1,223
	Public Service Co. of Colorado,
198	3.200%, 11/15/20	202
35	6.500%, 08/01/38	45
1,050	Public Service Co. of New Mexico, 7.950%, 05/15/18	1,194
	Public Service Co. of Oklahoma,
88	5.150%, 12/01/19	99
1,100	6.625%, 11/15/37	1,328
	Public Service Electric & Gas Co.,
350	2.700%, 05/01/15	371
155	5.300%, 05/01/18	182
416	5.375%, 11/01/39	468
	San Diego Gas & Electric Co.,
249	4.500%, 08/15/40	254
500	6.000%, 06/01/39	625
	Southern California Edison Co.,
450	5.550%, 01/15/37	519
285	5.950%, 02/01/38	348
292	Southern Co., 1.950%, 09/01/16	292
145	Spectra Energy Capital LLC, 7.500%, 09/15/38	186
120	Union Electric Co., 8.450%, 03/15/39	185
	Virginia Electric and Power Co.,
235	6.350%, 11/30/37	288
670	8.875%, 11/15/38	1,050

		35,911

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	105

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Gas Utilities — 0.2%
250	ANR Pipeline Co., 9.625%, 11/01/21	362
600	Atmos Energy Corp., 5.125%, 01/15/13	633
570	CenterPoint Energy Resources Corp., 6.625%, 11/01/37	683
155	EQT Corp., 8.125%, 06/01/19	191
325	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18 (e)	314
	TransCanada PipeLines Ltd., (Canada),
1,505	4.000%, 06/15/13	1,589
1,000	6.200%, 10/15/37	1,187

		4,959

	Independent Power Producers & Energy Traders — 0.8%
	AES Eastern Energy LP,
481	9.000%, 01/02/17	289
2,000	9.670%, 01/02/29	1,200
3,450	Calpine Construction Finance Co. LP and CCFC Finance Corp., 8.000%, 06/01/16 (e)	3,648
	Dynegy Holdings, Inc.,
105	7.625%, 10/15/26	59
4,770	7.750%, 06/01/19	2,910
	Edison Mission Energy,
2,335	7.000%, 05/15/17	1,635
800	7.200%, 05/15/19	532
165	7.750%, 06/15/16	125
267	FPL Energy National Wind Portfolio LLC, 6.125%, 03/25/19 (e)	261
255	FPL Energy Wind Funding LLC, 6.876%, 06/27/17 (e)	227
733	Homer City Funding LLC, 8.137%, 10/01/19	601
1,553	Midwest Generation LLC, 8.560%, 01/02/16	1,530
2,750	NRG Energy, Inc., 7.625%, 01/15/18 (e)	2,723
348	Ormat Funding Corp., 8.250%, 12/30/20	330
235	Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	91

		16,161

	Multi-Utilities — 0.1%
	Dominion Resources, Inc.,
46	4.900%, 08/01/41	45
400	7.000%, 06/15/38	516
160	DTE Energy Co., 7.625%, 05/15/14	185
	Sempra Energy,
255	6.150%, 06/15/18	298
75	6.500%, 06/01/16	89
220	8.900%, 11/15/13	253

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Multi-Utilities — Continued
	420	9.800%, 02/15/19	591

			1,977

		Water Utilities — 0.1%
	925	American Water Capital Corp., 6.085%, 10/15/17	1,094

		Total Utilities	60,102

		Total Corporate Bonds (Cost $765,669)	782,913

	Foreign Government Securities — 1.9%
	200	Banco Nacional de Desenvolvimento Economico e Social, (Brazil), 6.369%, 06/16/18 (e)	227
BRL	620	Brazil Notas do Tesouro Nacional Serie F, (Brazil), 10.000%, 01/01/17 (d)	367
	100	Citigroup Funding, Inc., CLN, 10.993%, 07/27/20 (linked to Republic of Colombia, 10.993%, 07/27/20; credit rating BBB+) (e) (f) (i)	96
	270	Citigroup Funding, Inc., CLN, 11.000%, 07/27/20 (linked to Republic of Colombia, 11.000%, 07/27/20; credit rating BBB+), (Colombia) (e) (f) (i)	263
	220	Citigroup Funding, Inc., CLN, 13.300%, 10/02/13 (linked to Republic of Ghana, 13.300%, 10/02/13; credit rating BBB+) (e) (f) (i)	201
	100	Citigroup Funding, Inc., CLN, 14.250%, 06/19/13 (linked to Indonesia Government Bond, 14.250%, 06/15/13; credit rating BB+), (Indonesia) (e) (f) (i)	102
	130	Citigroup Funding, Inc., CLN, 14.990%, 03/13/13 (linked to Government of Ghana 3-Year Bond, 14.990%, 03/11/13; credit rating B), (Ghana) (e) (f) (i)	121
	60	Credit Suisse First Boston International for CJSC The EXIM of Ukraine, (Ukraine), 7.650%, 09/07/11	60
	280	Deutsche Bank AG, CLN, 10.250%, 07/15/17 (linked to Indonesia Government Bond, 10.250%; credit rating BB+), (Germany), 10.250%,07/15/27 (f) (i)	407
	100	Deutsche Bank AG, London Branch, CLN, 14.275%, 12/22/13 (linked to Indonesia Government Bond, 14.275%, 12/22/13; credit rating BB+), (Indonesia) (e) (f) (i)	140
		Federal Republic of Brazil, (Brazil),
	400	8.250%, 01/20/34	581
	380	11.000%, 08/17/40	523

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Foreign Government Securities — Continued
299	12.250%, 03/06/30	574
BRL565	12.500%, 01/05/22	458
	Government of Dominican Republic, (Dominican Republic),
210	Reg. S., 7.500%, 05/06/21	215
186	Reg. S., 9.040%, 01/23/18	208
DOP 8,500	15.950%, 06/04/21 (e)	215
	Government of Ukraine, (Ukraine),
730	6.580%, 11/21/16 (e)	732
235	Reg. S., 7.750%, 09/23/20	243
108	IIRSA Norte Finance Ltd., (Peru), Reg. S., 8.750%, 05/30/24	121
200	Province of Manitoba, (Canada), 2.125%, 04/22/13	206
655	Province of Nova Scotia, (Canada), 9.250%, 03/01/20	968
	Province of Ontario, (Canada),
780	2.700%, 06/16/15	826
1,635	2.950%, 02/05/15	1,741
300	Province of Quebec, (Canada), 6.350%, 01/30/26	388
160	Provincia de Buenos Aires, (Argentina), 11.750%, 10/05/15 (e)	158
	Republic of Argentina, (Argentina),
ARS 500	VAR, 0.000%, 12/31/33	186
50	SUB, 2.500%, 12/31/38	20
1,227	SUB, 2.500%, 12/31/38	497
575	7.000%, 10/03/15	549
216	8.280%, 12/31/33	177
845	8.750%, 06/02/17	843
	Republic of Belarus, (Belarus),
520	8.750%, 08/03/15	429
190	8.950%, 01/26/18	155
	Republic of Colombia, (Colombia),
200	4.375%, 07/12/21	211
240	8.125%, 05/21/24	331
270	10.375%, 01/28/33	440
	Republic of Croatia, (Croatia),
400	6.375%, 03/24/21 (e)	394
190	Reg. S., 6.625%, 07/14/20	192
200	Republic of Ecuador, (Ecuador), 9.375%, 12/15/15	196
	Republic of El Salvador, (El Salvador),
130	Reg. S., 7.375%, 12/01/19	145
240	Reg. S., 7.650%, 06/15/35	253
140	Reg. S., 8.250%, 04/10/32	158

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Republic of Hungary, (Hungary),
401	6.250%, 01/29/20	412
120	6.375%, 03/29/21	123
190	7.625%, 03/29/41	199
288	7.625%, 03/29/41	301
	Republic of Indonesia, (Indonesia),
255	Reg. S., 6.750%, 03/10/14	283
50	Reg. S., 7.750%, 01/17/38	67
340	Reg. S., 8.500%, 10/12/35	485
350	11.625%, 03/04/19 (e)	527
250	Republic of Iraq, (Iraq), Reg. S., 5.800%, 01/15/28	223
6,000	Republic of Israel, (Israel), Zero Coupon, 08/15/17	5,424
320	Republic of Ivory Coast, (Ivory Coast), Reg. S., 0.000%, 12/31/32	172
	Republic of Lithuania, (Lithuania),
435	5.125%, 09/14/17 (e)	449
130	Reg. S., 5.125%, 09/14/17	135
160	Reg. S., 6.750%, 01/15/15	174
200	Republic of Nigeria, (Nigeria), Reg. S., 6.750%, 01/28/21	213
170	Republic of Pakistan, (Pakistan), Reg. S., 7.125%, 03/31/16	146
	Republic of Panama, (Panama),
280	7.250%, 03/15/15	328
90	8.875%, 09/30/27	133
380	9.375%, 04/01/29	582
	Republic of Peru, (Peru),
310	5.625%, 11/18/50	322
PEN 737	Reg. S., 6.950%, 08/12/31	288
330	7.350%, 07/21/25	429
60	8.375%, 05/03/16	75
218	8.750%, 11/21/33	325
88	9.875%, 02/06/15	110
	Republic of Philippines, (Philippines),
170	4.000%, 01/15/21	173
100	6.500%, 01/20/20	119
390	7.750%, 01/14/31	522
100	9.500%, 02/02/30	154
470	10.625%, 03/16/25	746
90	Republic of Serbia, (Serbia), Reg. S., SUB, 6.750%, 11/01/24	90
	Republic of South Africa, (South Africa),
430	5.500%, 03/09/20	489
125	6.875%, 05/27/19	154
ZAR 1,515	10.500%, 12/21/26	261

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	107

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Foreign Government Securities — Continued
470	Republic of Sri Lanka, (Sri Lanka), 6.250%, 10/04/20 (e)	478
	Republic of Turkey, (Turkey),
190	5.625%, 03/30/21	204
500	6.750%, 04/03/18	575
115	6.875%, 03/17/36	129
335	7.250%, 03/15/15	380
477	7.250%, 03/05/38	560
100	7.500%, 07/14/17	118
	Republic of Uruguay, (Uruguay),
UYU 584	4.993%, 06/26/37	39
UYU 3,000	5.781%, 04/05/27	230
300	7.625%, 03/21/36	396
	Republic of Venezuela, (Venezuela),
662	Reg. S., 5.750%, 02/26/16	500
525	Reg. S., 6.000%, 12/09/20	311
305	Reg. S., 7.750%, 10/13/19	209
93	Reg. S., 9.000%, 05/07/23	63
108	Reg. S., 12.750%, 08/23/22	94
	Russian Federation, (Russia),
1,742	Reg. S., SUB, 7.500%, 03/31/30	2,087
130	Reg. S., 12.750%, 06/24/28	231
330	State of Qatar, (Qatar), Reg. S., 5.250%, 01/20/20	371
	United Mexican States, (Mexico),
640	5.625%, 01/15/17	734
230	5.750%, 10/12/10	227
498	5.950%, 03/19/19	588
260	6.050%, 01/11/40	298
100	6.750%, 09/27/34	125
MXN 4,000	7.750%, 12/14/17	366
100	8.300%, 08/15/31	144

	Total Foreign Government Securities (Cost $38,246)	39,407

Mortgage Pass-Through Securities — 5.2%
	Federal Home Loan Mortgage Corp.,
160	ARM, 2.000%, 08/01/36	168
419	ARM, 2.790%, 03/01/36	445
813	ARM, 3.308%, 03/01/36	868
348	ARM, 4.979%, 10/01/36	370
735	ARM, 5.550%, 10/01/37	787
137	ARM, 5.938%, 05/01/37	146
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
1,833	4.000%, 08/01/18 - 05/01/19	1,939
942	4.500%, 10/01/18	1,001

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

115		5.000%, 05/01/18	125
772		5.500%, 01/01/21	846
746		6.000%, 11/01/21	812
441		6.500%, 07/01/14	465
92		7.500%, 01/01/17	100
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
1,499		6.500%, 11/01/22 - 03/01/26	1,681
419		7.000%, 01/01/27	481
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
475		4.000%, 09/01/33	497
2,841		4.500%, 05/01/41	3,004
150		6.000%, 02/01/29	168
1,157		6.500%, 01/01/24 - 11/01/36	1,314
1,241		7.000%, 09/01/24 - 10/01/36 (m)	1,424
145		7.500%, 10/01/19 - 02/01/27	162
150		8.000%, 08/01/27 - 03/01/30	179
		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
2,614		7.500%, 01/01/32 - 12/01/36	3,056
595		10.000%, 10/01/30	715
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
154		7.000%, 12/01/14 - 03/01/16	166
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
5		7.500%, 02/01/17	5
7		12.000%, 08/01/15 - 07/01/19	8
—	(h)	13.000%, 06/01/14	—	(h)
		Federal National Mortgage Association,
217		ARM, 2.434%, 01/01/34	228
351		ARM, 2.470%, 05/01/35	371
25		ARM, 2.750%, 10/01/33	25
687		ARM, 4.478%, 04/01/37	724
119		ARM, 5.057%, 04/01/37	127
1,423		ARM, 5.629%, 01/01/23	1,547
490		ARM, 5.646%, 03/01/37	521
368		ARM, 5.657%, 07/01/37	393
482		ARM, 6.000%, 02/01/37	521
174		ARM, 6.071%, 07/01/37	185
		Federal National Mortgage Association, 15 Year, Single Family,
5,671		3.500%, 09/01/18 - 07/01/19	6,060
3,470		4.000%, 07/01/18 - 12/01/18	3,696
416		4.500%, 07/01/18	447
2,243		5.000%, 05/01/18 - 11/01/18	2,432

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

Mortgage Pass-Through Securities — Continued
1,144		5.500%, 08/01/17 - 07/01/20	1,243
2,165		6.000%, 01/01/14 - 08/01/22	2,355
53		6.500%, 05/01/13	55
—	(h)	7.000%, 03/01/15	—	(h)
2		7.500%, 02/01/12	2
20		8.000%, 01/01/16	20
—	(h)	8.500%, 11/01/11	—	(h)
		Federal National Mortgage Association, 20 Year, Single Family,
1,931		3.500%, 12/01/30	1,989
2,175		6.000%, 04/01/24 - 08/01/27	2,416
941		6.500%, 11/01/18	1,052
311		Federal National Mortgage Association, 30 Year, FHA/VA, 5.500%, 08/01/34	342
		Federal National Mortgage Association, 30 Year, Single Family,
512		5.500%, 12/01/28 - 07/01/29	565
1,915		6.000%, 04/01/35 - 08/01/37	2,144
3,790		6.500%, 04/01/28 - 10/01/38	4,287
2,053		7.000%, 03/01/28 - 04/01/37	2,365
852		7.500%, 09/01/25 - 11/01/38	988
—	(h)	8.000%, 08/01/22	—	(h)
68		8.500%, 10/01/25 - 12/01/25	80
5		9.000%, 01/01/19 - 04/01/25	6
22		12.500%, 01/01/16	22
		Federal National Mortgage Association, Other,
1,891		2.573%, 10/01/17	1,917
1,750		3.482%, 11/01/20	1,797
1,680		3.492%, 01/01/18	1,767
1,575		3.590%, 10/01/20	1,641
1,514		3.730%, 06/01/18	1,632
1,652		3.937%, 01/01/19	1,764
1,275		4.195%, 07/01/21	1,362
2,465		4.515%, 02/01/20	2,703
3,000		4.546%, 02/01/20	3,292
1,989		4.794%, 01/01/21	2,204
1,597		5.000%, 12/01/32 - 08/01/33	1,721
925		5.500%, 09/01/17	1,000
500		6.500%, 04/01/36 - 07/01/36	558
		Government National Mortgage Association II, 30 Year, Single Family,
9,956		6.000%, 11/20/32 - 09/20/36	11,249
1,240		6.500%, 02/20/29 - 10/20/39	1,406
6,999		7.000%, 06/20/32 - 01/20/39	8,165
765		7.500%, 08/20/25 - 05/20/32	880
1,107		8.000%, 08/20/26 - 09/20/31	1,319

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

1,151	Government National Mortgage Association, 15 Year, Single Family, 6.500%, 10/15/23	1,278
	Government National Mortgage Association, 30 Year, Single Family,
458	6.500%, 02/15/28 - 10/15/29	528
149	7.000%, 02/15/24 - 02/15/28	173
139	7.250%, 07/15/21 - 01/15/28	161
79	7.500%, 10/15/22 - 09/15/29	84
7	7.750%, 02/15/27	7
3	8.500%, 11/15/25	4
120	9.000%, 04/15/16 - 01/15/25	137
5	10.000%, 11/15/20	5
2	13.000%, 01/15/15	2

	Total Mortgage Pass-Through Securities (Cost $101,146)	106,896

Municipal Bonds — 0.5%
	California — 0.1%
1,000	Los Angeles Department of Airports, Taxable Build America Bonds, Rev., 6.582%, 05/15/39	1,146

	Illinois — 0.1%
780	Railsplitter Tobacco Settlement Authority, Rev., 5.250%, 06/01/21	828
1,960	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	1,705

		2,533

	New York — 0.2%
900	New York City Municipal Water Finance Authority, Second General Resolution, Rev., 5.375%, 06/15/43	987
	New York State Dormitory Authority, State Personal Taxable General Purpose, Build America Bonds,
560	Series H, Rev., 5.289%, 03/15/33	581
1,165	Series H, Rev., 5.389%, 03/15/40	1,215
1,450	Port Authority of New York & New Jersey, Rev., 5.647%, 11/01/40	1,593

		4,376

	Ohio — 0.1%
1,040	American Municipal Power, Inc., Build America Bonds, Series B, Rev., 7.499%, 02/15/50	1,258

	Oklahoma — 0.0% (g)
900	Oklahoma City Water Utilities Trust, Water & Sewer, Rev., 5.375%, 07/01/40	1,012

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	109

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Municipal Bonds — Continued
	Washington — 0.0% (g)
900	City of Seattle, Light & Power Improvement, Series A, Rev., 5.250%, 02/01/33	982

	Total Municipal Bonds (Cost $10,556)	11,307

Supranational — 0.1%
1,260	Corp. Andina de Fomento, 3.750%, 01/15/16	1,285
330	Eurasian Development Bank, Reg. S., 7.375%, 09/29/14	352

	Total Supranational (Cost $1,612)	1,637

U.S. Government Agency Securities — 1.1%
1,500	Federal Home Loan Bank System, 1.750%, 12/14/12	1,527
	Federal Home Loan Mortgage Corp.,
915	2.500%, 04/23/14	964
635	5.250%, 04/18/16	754
385	6.750%, 09/15/29	549
	Federal National Mortgage Association,
7,360	Zero Coupon, 06/01/17	6,652
825	5.000%, 05/11/17	981
1,500	5.625%, 07/15/37	1,888
1,000	8.200%, 03/10/16	1,310
1,000	Federal National Mortgage Association Interest Strip, 11/15/21	728
	Financing Corp. Fico,
1,285	Zero Coupon, 04/05/19	1,094
500	Zero Coupon, 09/26/19	416
426	New Valley Generation II, 5.572%, 05/01/20	504
669	New Valley Generation III, 4.929%, 01/15/21	775
2,870	Residual Funding Corp., Principal Strip, Zero Coupon, 07/15/20	2,309
	Tennessee Valley Authority,
902	4.625%, 09/15/60	977
869	5.250%, 09/15/39	1,021
500	Tennessee Valley Authority Principal Strip, Zero Coupon, 11/01/25	293

	Total U.S. Government Agency Securities (Cost $20,358)	22,742

U.S. Treasury Obligations — 18.5%
	U.S. Treasury Bonds,
85	3.500%, 02/15/39	84
555	4.375%, 02/15/38	637
5,000	4.500%, 02/15/36	5,878
3,890	4.500%, 05/15/38	4,554
2,500	5.250%, 02/15/29	3,229

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

1,000	5.500%, 08/15/28	1,326
2,340	6.000%, 02/15/26	3,217
5,000	6.250%, 08/15/23	6,912
4,250	6.375%, 08/15/27	6,113
7,600	7.125%, 02/15/23	11,160
7,200	7.250%, 08/15/22	10,604
20,000	7.500%, 11/15/16 (m)	26,623
4,800	7.500%, 11/15/24	7,381
2,625	7.875%, 02/15/21	3,937
1,937	8.125%, 08/15/19	2,866
13,600	8.125%, 05/15/21 (m)	20,790
10,000	8.125%, 08/15/21	15,350
5,000	8.500%, 02/15/20	7,626
6,000	8.750%, 08/15/20	9,353
24,560	8.875%, 08/15/17 (m)	35,445
1,000	U.S. Treasury Inflation Indexed Bond, 3.625%, 04/15/28	2,001
	U.S. Treasury Notes,
90	1.000%, 10/31/11	90
45	1.375%, 04/15/12 (k)	46
4,000	1.375%, 09/15/12	4,051
6,625	1.375%, 10/15/12 (m)	6,716
5,275	1.375%, 11/15/12	5,352
10,000	1.875%, 06/15/12	10,139
100	2.000%, 04/30/16	105
225	2.250%, 05/31/14	237
335	2.250%, 01/31/15	356
11,000	2.250%, 11/30/17	11,597
2,780	2.625%, 02/29/16	3,007
130	2.625%, 04/30/16	140
16,440	2.750%, 05/31/17	17,858
7,115	2.875%, 03/31/18	7,766
1,000	3.125%, 10/31/16	1,107
10,654	3.125%, 05/15/19	11,766
2,250	3.250%, 03/31/17	2,507
7,860	4.750%, 08/15/17	9,453
	U.S. Treasury STRIPS,
308	05/15/14	306
2,000	11/15/14	1,970
2,425	11/15/15	2,349
6,980	05/15/16	6,682
6,916	02/15/17	6,478
12,239	08/15/17	11,303
19,170	11/15/17	17,547
6,000	02/15/18	5,446
1,606	08/15/18	1,432

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

U.S. Treasury Obligations — Continued
185		08/15/19	159
4,701		05/15/20	3,885
5,185		11/15/20	4,191
5,000		05/15/21	3,949
22,000		11/15/21 (m)	16,971
5,000		08/15/22	3,719
5,000		11/15/22	3,676
4,000		08/15/24	2,697
5,000		11/15/24	3,331
2,900		02/15/25	1,908
2,550		02/15/27	1,528
8,000		11/15/27	4,617
2,615		02/15/28	1,491

		Total U.S. Treasury Obligations (Cost $348,660)	383,014

SHARES
Common Stocks — 0.6%
		Consumer Discretionary — 0.2%
		Automobiles — 0.1%
72		General Motors Co. (a)	1,729

		Leisure Equipment & Products — 0.0% (g)
31		True Temper Holdings Corp., Inc. (a) (f) (i)	232

		Media — 0.1%
56		Charter Communications, Inc., Class A (a)	2,772

		Total Consumer Discretionary	4,733

		Consumer Staples — 0.0% (g)
		Food Products — 0.0% (g)
40		Eurofresh, Inc., ADR (a) (f) (i)	—

		Financials — 0.0% (g)
		Diversified Financial Services — 0.0% (g)
—	(h)	Leucadia National Corp.	6

		Industrials — 0.0% (g)
		Airlines — 0.0% (g)
2		Delta Air Lines, Inc. (a)	13

		Commercial Services & Supplies — 0.0% (g)
3		Quad/Graphics, Inc.	60

		Total Industrials	73

		Information Technology — 0.0% (g)
		Semiconductors & Semiconductor Equipment — 0.0% (g)
87		MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., (Luxembourg) (a) (f) (i)	580

SHARES		SECURITY DESCRIPTION	VALUE

		Materials — 0.4%
		Chemicals — 0.1%
46		LyondellBasell Industries N.V., (Netherlands), Class A	1,579

		Construction Materials — 0.1%
264		U.S. Concrete, Inc. (a)	1,506

		Containers & Packaging — 0.0% (g)
9		Constar International, Inc., ADR (a) (f) (i)	3

		Metals & Mining — 0.0% (g)
8		Wolverine Tube, Inc., ADR (a) (f) (i)	208

		Paper & Forest Products — 0.2%
211		AbitibiBowater, Inc., (Canada) (a)	3,588

		Total Materials	6,884

		Telecommunication Services — 0.0% (g)
		Diversified Telecommunication Services — 0.0% (g)
4		AboveNet, Inc.	274
—	(h)	XO Holdings, Inc. (a) (f) (i)	—

			274

		Wireless Telecommunication Services — 0.0% (g)
—	(h)	Sprint Nextel Corp. (a)	—	(h)

		Total Telecommunication Services	274

		Utilities — 0.0% (g)
		Independent Power Producers & Energy Traders — 0.0% (g)
1		NRG Energy, Inc. (a)	23

		Total Common Stocks (Cost $16,373)	12,573

Preferred Stocks — 0.5%
		Consumer Discretionary — 0.3%
		Automobiles — 0.1%
35		General Motors Co., 4.750%, 12/01/13	1,395

		Diversified Consumer Services — 0.1%
34		Carriage Services Capital Trust, 7.000%, 06/01/29	1,273

		Household Durables — 0.1%
153		M/I Homes, Inc., Series A, 9.750%, 03/15/12 (a) (x)	2,206

		Total Consumer Discretionary	4,874

		Consumer Staples — 0.0% (g)
		Food Products — 0.0% (g)
—	(h)	Eurofresh, Inc., ADR (a) (f) (i)	—

		Financials — 0.2%
		Commercial Banks — 0.1%
8		CoBank ACB, 7.000%, 10/03/11 (e) (x)	366

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	111

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE

Preferred Stocks — Continued
	Commercial Banks — Continued
10	CoBank ACB, Series C, 11.000%, 07/01/13 (e) (x)	549
15	CoBank ACB, Series D, 11.000%, 10/01/14 (x)	818

		1,733

	Consumer Finance — 0.1%
3	Ally Financial, Inc., 7.000%, 12/31/11 (e) (x)	2,417
14	Citigroup Capital XIII, VAR, 7.875%, 10/30/40	375

		2,792

	Total Financials	4,525

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
1	Constar International, Inc. (a) (f) (i)	191

	Total Preferred Stocks (Cost $11,156)	9,590

PRINCIPAL AMOUNT
Loan Participations & Assignments — 2.6%
	Consumer Discretionary — 1.3%
	Automobiles — 0.1%
1,550	Chrysler, Term Loan B, VAR, 6.000%, 05/24/17	1,390

	Broadcasting & Cable TV — 0.2%
2,076	Atlantic Broadband, Term Loan B, VAR, 4.000%, 03/08/16	1,963
1,990	Midcontinent Communications, Term Loan B, VAR, 4.000%, 12/31/16	1,930

		3,893

	Diversified Consumer Services – 0.0% (g)
290	Tishman Speyer Office, Term Loan, VAR, 8.000%, 05/04/12	284

	Gaming — 0.3%
1,978	CCM Merger, Inc., Term Loan, VAR, 7.000%, 03/01/17	1,909
	Caesars Entertainment Operating Co., Inc., Term B-2 Loan,
1,398	VAR, 3.218%, 01/28/15	1,204
2,602	VAR, 3.253%, 01/28/15	2,242
	Golden Nugget, Inc., Additional Term Advance,
139	VAR, 3.190%, 06/30/14	118
46	VAR, 3.190%, 06/30/14	40
46	VAR, 3.190%, 06/30/14	39
41	VAR, 3.190%, 06/30/14	35
	Golden Nugget, Inc., Term Advance,
227	VAR, 3.190%, 06/30/14	194

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Gaming — Continued
251		VAR, 3.190%, 06/30/14	214

			5,995

		Media — 0.5%
995		Bresnan Communications, Term Loan B, VAR, 4.500%, 12/14/17	948
1,019		Cengage Learning Acquisitions, Term Loan, VAR, 2.500%, 07/03/14	842
2,383		Clear Channel Communications, Inc., Term Loan B, VAR, 3.837%, 01/29/16	1,783
399		High Plains Broadcasting Operating Co. LLC, Term Loan, VAR, 9.000%, 09/14/16	391
		Media General, Inc., Term Loan,
156		VAR, 4.719%, 03/29/13	133
919		VAR, 4.819%, 03/29/13	787
1,460		Newport Television LLC, Term Loan, VAR, 9.000%, 09/14/16	1,431
1,750		Newsday, Fixed Rate Term Loan, VAR, 10.500%, 08/01/13	1,807
		R.H. Donnelley, Inc., Exit Term Loan,
136		VAR, 9.000%, 10/24/14	77
537		VAR, 9.000%, 10/24/14	304
554		VAR, 9.000%, 10/24/14	314
437		Univision Communications, Inc., Initial Term Loan, VAR, 2.221%, 09/29/14	392
		Vertis, Inc., 1st Lien Term Loan,
2,542		VAR, 11.750%, 12/21/15	2,110
41		VAR, 11.750%, 12/21/15	34

			11,353

		Specialty Retail — 0.2%
		Claire’s Stores, Term Loan B,
2,880		VAR, 2.996%, 05/29/14	2,502
604		VAR, 3.003%, 05/29/14	524
721		Gymboree, 1st Lien Term Loan, VAR, 5.000%, 02/23/18	641

			3,667

		Total Consumer Discretionary	26,582

		Consumer Staples — 0.0% (g)
		Food Products — 0.0% (g)
		Bolthouse Farms, 1st Lien Term Loan,
138		VAR, 5.500%, 02/11/16	134
—	(h)	VAR, 5.750%, 02/11/16	—	(h)

		Total Consumer Staples	134

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Loan Participations & Assignments — Continued
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
211	Big West Oil, Term Loan B, VAR, 7.000%, 03/31/16	209
575	MEG Energy Corp., Term Loan B, VAR, 4.000%, 03/18/18	550
239	Western Refining, Inc., Term Loan B, VAR, 7.500%, 03/15/17	235

	Total Energy	994

	Financials — 0.5%
	Capital Markets — 0.1%
2,049	Pinafore LLC, Term Loan B1, VAR, 4.250%, 09/29/16	1,967

	Diversified Financial Services — 0.3%
11,427	Capmark Financial Group, U.S. Term Loan, VAR, 5.250%, 03/23/11 (d)	6,228
850	Capmark Financial Group, Unsecured Bridge Loan, VAR, 5.250%, 03/23/11 (d)	465

		6,693

	Insurance — 0.0% (g)
88	USI Holdings Corp., Series C, New Term Loan, VAR, 7.000%, 05/05/14	83

	Real Estate Investment Trusts (REITs) — 0.1%
	I-Star, Term Loan A-1,
736	VAR, 5.000%, 06/28/13	715
534	VAR, 5.000%, 06/28/13	519

		1,234

	Total Financials	9,977

	Health Care — 0.0% (g)
	Health Care Providers & Services — 0.0% (g)
174	Inventive Health, Consolidated Term Loan, VAR, 4.750%, 08/04/16	164

	Pharmaceuticals — 0.0% (g)
	Axcan Intermediate Holdings, Inc., Term Loan,
337	VAR, 5.500%, 02/10/17	304
36	VAR, 5.500%, 02/10/17	33

		337

	Total Health Care	501

	Industrials — 0.3%
	Aerospace & Defense — 0.0% (g)
550	Ducommun, Inc., Term Loan B, VAR, 5.500%, 06/28/17	534

	Air Freight & Logistics — 0.1%
2,000	Ozborn-Hessey Logistics, 2nd Lien Term Loan, VAR, 10.500%, 10/08/16	1,780

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Building Products — 0.1%
290	Jacuzzi Brands, Inc., 1st Lien Synthetic Credit Facility, VAR, 0.146%, 02/07/14	209
	Jacuzzi Brands, Inc., 1st Lien Term Loan B,
5	VAR, 2.469%, 02/07/14	4
2,497	VAR, 2.503%, 02/07/14	1,798

		2,011

	Commercial Services & Supplies — 0.1%
350	Baker Corp., International, Term Loan, VAR, 5.000%, 06/01/18	333
423	Cenveo Corp., Term Loan, VAR, 6.250%, 12/21/16	405
800	SCH Group, 1st Lien Term Loan, VAR, 6.625%, 04/28/17	696

		1,434

	Electrical Equipment — 0.0% (g)
25	Electrical Components International, Inc., Synthetic Revolving Loan Commitment, VAR, 1.400%, 02/04/16	24
393	Electrical Components International, Inc., Term Loan, VAR, 6.750%, 02/04/17 (f) (i)	379
150	Sensata Technologies B.V., Term Loan, VAR, 4.000%, 05/12/18	144

		547

	Machinery — 0.0% (g)
350	Terex Corp., Term Loan, VAR, 5.500%, 04/28/17	343

	Road & Rail — 0.0% (g)
	Swift Transportation Co., Term Loan,
538	VAR, 6.000%, 12/21/16	512
59	VAR, 6.000%, 12/21/16	56

		568

	Total Industrials	7,217

	Information Technology — 0.1%
	Communications Equipment — 0.0% (g)
	Syniverse Holdings, Inc., Term Loan B,
397	VAR, 5.250%, 12/21/17	386
1	VAR, 5.250%, 12/21/17	1

		387

	Electronic Equipment, Instruments & Components — 0.0% (g)
	Sensus USA, Inc., 1st Lien Term Loan,
298	VAR, 4.750%, 05/09/17	286
1	VAR, 5.750%, 05/09/17	2

		288

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	113

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Loan Participations & Assignments — Continued
	IT Services — 0.1%
	EVERTEC, Inc. Term Loan B1,
28	VAR, 5.250%, 09/30/16	26
863	VAR, 5.500%, 09/30/16	810
28	VAR, 5.500%, 09/30/16	27
3	VAR, 5.500%, 09/30/16	2
762	First Data Corp., Initial Tranche B-1, VAR, 2.967%, 09/24/14	670
525	First Data Corp., Initial Tranche B-3, VAR, 2.967%, 09/24/14	461

		1,996

	Total Information Technology	2,671

	Materials — 0.1%
	Chemicals — 0.1%
487	AZ Chem U.S., Inc., Term Loan, VAR, 4.750%, 11/21/16	470
620	Cristal Inorganic Chemicals (Millennium), 1st Lien Term Loan, VAR, 2.496%, 05/15/14	590
	Nexeo Solutions, Term Loan,
115	VAR, 5.000%, 09/08/17	105
92	VAR, 5.000%, 09/08/17	85
92	VAR, 5.000%, 09/08/17	85
275	Om Group, Term Loan B, VAR, 5.750%, 08/01/17	269
	Styron, 1st Lien Term Loan,
536	VAR, 6.000%, 08/02/17	493
1	VAR, 6.000%, 08/02/17	1

		2,098

	Metals & Mining — 0.0% (g)
299	American Rock Salt, 1st Lien Term Loan, VAR, 5.500%, 04/25/17	287

	Total Materials	2,385

	Utilities — 0.2%
	Independent Power Producers & Energy Traders — 0.2%
	Texas Competitive Electric Holdings Co. LLC, Extended-Term Loan,
1,026	VAR, 4.706%, 10/10/17	754

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Independent Power Producers & Energy Traders — Continued
1,090	VAR, 4.772%, 10/10/17	801
1	VAR, 4.772%, 10/10/17	1
	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan,
2,114	VAR, 3.706%, 10/10/14	1,606
3	VAR, 3.772%, 10/10/14	2

	Total Utilities	3,164

	Total Loan Participations & Assignments (Cost $54,865)	53,625

NUMBER OF WARRANTS

Warrants — 0.1%
	Consumer Discretionary — 0.1%
	Automobiles — 0.1%
	General Motors Co.,
65	expiring 7/10/16 (Strike Price $10.00) (a)	1,000
65	expiring 7/10/19 (Strike Price $18.33) (a)	691

	Total Warrants (Cost $2,389)	1,691

SHARES
Short-Term Investment — 1.8%
	Investment Company — 1.8%
36,667	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $36,667)	36,667

	Total Investments — 99.4% (Cost $1,983,084)	2,059,563
	Other Assets in Excess of Liabilities — 0.6%	12,570

	NET ASSETS — 100.0%	$2,072,133

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
23	10 Year U.S. Treasury Note	12/20/11	2,968	(5)
7	2 Year U.S. Treasury Note	12/30/11	1,543	—	(h)
	Short Futures Outstanding
(7)	30 Year U.S. Treasury Bond	12/20/11	(952)	5
(2)	5 Year U.S. Treasury Note	12/30/11	(245)	—	(h)

				—	(h)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 08/31/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
250,000	EUR	Deutsche Bank AG	09/21/11	356	359	3
4,500,000	MXN	Barclays Bank plc	09/15/11	377	364	(13)
4,100,000	MXN	Deutsche Bank AG	09/15/11	340	332	(8)
100,000	ZAR	Barclays Bank plc	09/21/11	14	14	— (h)
				1,087	1,069	(18)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 08/31/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
250,000	EUR	Deutsche Bank AG	09/21/11	365	360	5
130,000	EUR	Barclays Bank plc	09/30/11	184	186	(2)
4,300,000	MXN	Citibank, N.A.	09/15/11	360	348	12
4,300,000	MXN	Deutsche Bank AG	09/15/11	357	348	9
1,880,000	ZAR	Citibank, N.A.	09/21/11	269	268	1
				1,535	1,510	25

Credit Default Swaps—Buy Protection [1]

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 8/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Credit Suisse International:
CDX.NA.HY.16	5.000% quarterly	6/20/16	6.371%	8,000	343	331
Deutsche Bank AG, New York:
CDX.NA.HY.13	5.000% quarterly	12/20/14	4.939	12,000	(141)	758
Morgan Stanley Capital Services:
CDX.NA.HY.16	5.000% quarterly	6/20/16	6.371	8,000	343	240

					545	1,329

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	115

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Credit Default Swaps—Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Goldman Sachs Capital Management:
FSA Global Funding Ltd., 6.110%, 06/29/15	1.950% quarterly	3/20/13	6.580%	1,000	(64)	—

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay any upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — 42.1%
	Agency CMO — 42.1%
	Federal Home Loan Mortgage Corp. REMICS,
98	Series 1343, Class LA, 8.000%, 08/15/22	117
666	Series 1367, Class K, 5.500%, 09/15/22	735
133	Series 1591, Class E, 10.000%, 10/15/23	147
1,152	Series 1633, Class Z, 6.500%, 12/15/23	1,248
1,431	Series 1694, Class PK, 6.500%, 03/15/24	1,547
6,496	Series 1785, Class A, 6.000%, 10/15/23	6,658
361	Series 1999, Class PU, 7.000%, 10/15/27	429
610	Series 2031, Class PG, 7.000%, 02/15/28	711
1,708	Series 2035, Class PC, 6.950%, 03/15/28	1,987
1,407	Series 2064, Class PD, 6.500%, 06/15/28 (m)	1,424
1,277	Series 2095, Class PE, 6.000%, 11/15/28	1,446
446	Series 2152, Class BD, 6.500%, 05/15/29	495
2,790	Series 2162, Class TH, 6.000%, 06/15/29	3,147
214	Series 2345, Class PQ, 6.500%, 08/15/16	225
1,358	Series 2367, Class ME, 6.500%, 10/15/31	1,508
3,351	Series 2480, Class EJ, 6.000%, 08/15/32	3,751
6,000	Series 2562, Class PG, 5.000%, 01/15/18	6,527
2,737	Series 2571, Class PV, 5.500%, 01/15/14	2,860
2,338	Series 2580, Class QM, 5.000%, 10/15/31	2,394
3,019	Series 2611, Class QZ, 5.000%, 05/15/33	3,423
3,858	Series 2630, Class KS, 4.000%, 01/15/17	3,918
672	Series 2647, Class A, 3.250%, 04/15/32	695
3,666	Series 2651, Class VZ, 4.500%, 07/15/18	3,908
9,000	Series 2656, Class BG, 5.000%, 10/15/32	9,830
4,434	Series 2684, Class PD, 5.000%, 03/15/29	4,453
2,500	Series 2688, Class DG, 4.500%, 10/15/23	2,741
8,588	Series 2727, Class PE, 4.500%, 07/15/32	9,338
2,632	Series 2749, Class TD, 5.000%, 06/15/21	2,688
6,000	Series 2773, Class TB, 4.000%, 04/15/19	6,439
391	Series 2780, Class TD, 5.000%, 04/15/28	391
7,450	Series 2841, Class AT, 4.000%, 08/15/19	8,029
2,601	Series 2882, Class QD, 4.500%, 07/15/34	2,817
6,342	Series 2915, Class MU, 5.000%, 01/15/35	7,080
3,586	Series 2927, Class GA, 5.500%, 10/15/34	3,999
374	Series 2929, Class PC, 5.000%, 01/15/28	374
5,500	Series 2931, Class QD, 4.500%, 02/15/20	6,117
9,137	Series 2976, Class HP, 4.500%, 01/15/33	9,579
10,600	Series 3036, Class ND, 5.000%, 05/15/34 (m)	11,699
3,204	Series 3045, Class HN, 4.500%, 09/15/33	3,349
2,387	Series 3085, Class VS, HB, IF, 27.891%, 12/15/35	3,732
2,192	Series 3114, Class KB, 5.000%, 09/15/27	2,211
5,432	Series 3181, Class OP, PO, 07/15/36	4,938
4,500	Series 3188, Class GE, 6.000%, 07/15/26	5,044

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
15,609	Series 3325, Class JL, 5.500%, 06/15/37	17,128
6,000	Series 3341, Class PE, 6.000%, 07/15/37	7,090
7,000	Series 3413, Class B, 5.500%, 04/15/37	7,758
6,000	Series 3544, Class PC, 5.000%, 05/15/37	6,706
4,000	Series 3699, Class QH, 5.500%, 07/15/40	4,620
25,657	Series 3737, Class DG, 5.000%, 10/15/30	28,231
7,000	Series 3798, Class AY, 3.500%, 01/15/26	7,049
5,000	Series 3809, Class BC, 3.500%, 02/15/26	5,165
96	Federal Home Loan Mortgage Corp. STRIPS, Series 155, Class IO, IO, 7.000%, 11/01/23	20
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
2,586	Series T-51, Class 1A, VAR, 6.500%, 09/25/43	2,967
2,935	Series T-54, Class 2A, 6.500%, 02/25/43	3,317
1,195	Series T-56, Class APO, PO, 05/25/43	925
1,175	Federal National Mortgage Association Grantor Trust, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	1,324
	Federal National Mortgage Association Interest STRIPS,
3,670	Series 278, Class 1, VAR, 0.977%, 08/01/25	3,544
1,616	Series 278, Class 3, VAR, 1.052%, 11/01/23	1,566
2,344	Series 343, Class 23, IO, 4.000%, 10/01/18	212
	Federal National Mortgage Association REMICS,
131	Series 1988-16, Class B, 9.500%, 06/25/18 (m)	150
61	Series 1990-57, Class J, 7.000%, 05/25/20 (m)	65
321	Series 1993-110, Class H, 6.500%, 05/25/23	370
248	Series 1993-146, Class E, PO, 05/25/23	226
4,362	Series 1993-155, Class PJ, 7.000%, 09/25/23	4,996
46	Series 1993-205, Class H, PO, 09/25/23	39
67	Series 1993-217, Class H, PO, 08/25/23	59
53	Series 1993-228, Class G, PO, 09/25/23	46
1,469	Series 1994-37, Class L, 6.500%, 03/25/24	1,716
1,705	Series 1994-43, Class PJ, 6.350%, 12/25/23	1,725
5,270	Series 1994-51, Class PV, 6.000%, 03/25/24	5,906
1,038	Series 1994-62, Class PJ, 7.000%, 01/25/24	1,052
2,761	Series 1998-58, Class PC, 6.500%, 10/25/28	3,081
537	Series 2000-8, Class Z, 7.500%, 02/20/30	621
1,769	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	394
619	Series 2002-2, Class UC, 6.000%, 02/25/17	668
1,008	Series 2002-3, Class PG, 5.500%, 02/25/17	1,068
5,388	Series 2002-73, Class OE, 5.000%, 11/25/17	5,857
1,776	Series 2002-92, Class FB, VAR, 0.868%, 04/25/30	1,784

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	117

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
7,324	Series 2003-21, Class PZ, 4.500%, 03/25/33	8,138
2,346	Series 2003-35, Class MD, 5.000%, 11/25/16	2,359
601	Series 2003-67, Class SA, HB, IF, 44.080%, 10/25/31	1,217
5,000	Series 2003-74, Class VL, 5.500%, 11/25/22	5,453
20,000	Series 2003-81, Class MC, 5.000%, 12/25/32 (m)	21,764
5,000	Series 2003-92, Class VH, 5.000%, 02/25/19	5,548
10,000	Series 2003-128, Class DY, 4.500%, 01/25/24 (m)	10,893
16,000	Series 2004-7, Class JK, 4.000%, 02/25/19	17,117
3,588	Series 2004-46, Class QD, HB, IF, 23.126%, 03/25/34	5,041
3,934	Series 2004-54, Class FL, VAR, 0.618%, 07/25/34	3,936
7,753	Series 2004-60, Class PA, 5.500%, 04/25/34	8,465
835	Series 2005-16, Class LC, 5.500%, 05/25/28	838
7,805	Series 2005-22, Class EH, 5.000%, 04/25/35	8,696
2,689	Series 2005-29, Class AK, 4.500%, 04/25/35	2,835
5,051	Series 2005-58, Class EP, 5.500%, 07/25/35	5,630
7,000	Series 2005-62, Class DX, 5.000%, 05/25/34	7,671
4,859	Series 2005-83, Class LA, 5.500%, 10/25/35	5,477
5,498	Series 2005-116, Class PC, 6.000%, 01/25/36	6,168
15,630	Series 2006-3, Class SB, IF, IO, 6.482%, 07/25/35	2,469
26,953	Series 2006-51, Class FP, VAR, 0.568%, 03/25/36	26,848
1,060	Series 2006-69, Class SP, IF, 14.556%, 05/25/30	1,172
388	Series 2006-81, Class FA, VAR, 0.568%, 09/25/36	387
5,169	Series 2006-110, Class PO, PO, 11/25/36	4,742
7,773	Series 2007-76, Class PE, 6.000%, 08/25/37	8,983
1,920	Series 2009-89, Class A1, 5.410%, 05/25/35	2,203
1,717	Series 2010-4, Class SL, IF, 11.096%, 02/25/40	1,781
7,518	Series 2010-11, Class CB, 4.500%, 02/25/40	7,668
6,000	Series 2010-47, Class MB, 5.000%, 09/25/39	6,693
4,274	Series 2010-155, Class B, 3.500%, 01/25/26	4,286
27	Series G92-35, Class EB, 7.500%, 07/25/22	31
288	Series G92-44, Class ZQ, 8.000%, 07/25/22	329
	Federal National Mortgage Association Whole Loan,
440	Series 1999-W4, Class A9, 6.250%, 02/25/29	501
3,201	Series 2002-W7, Class A4, 6.000%, 06/25/29	3,607
1,357	Series 2003-W1, Class 1A1, VAR, 6.333%, 12/25/42	1,615

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
655		Series 2003-W1, Class 2A, VAR, 7.181%, 12/25/42	776
4,088		Series 2003-W18, Class 1A6, 5.370%, 08/25/43	4,509
4,890		Series 2005-W1, Class 1A2, 6.500%, 10/25/44	5,732
4,840		Series 2009-W1, Class A, 6.000%, 12/25/49	5,430
		Government National Mortgage Association,
820		Series 1998-22, Class PD, 6.500%, 09/20/28	900
471		Series 1999-17, Class L, 6.000%, 05/20/29	517
4,614		Series 2001-10, Class PE, 6.500%, 03/16/31	5,227
5,838		Series 2001-64, Class PB, 6.500%, 12/20/31	6,392
34,619		Series 2003-59, Class XA, IO, VAR, 1.362%, 06/16/34	1,280
3,285		Series 2004-27, Class PD, 5.500%, 04/20/34	3,894
2,132		Series 2004-62, Class VA, 5.500%, 07/20/15	2,234
13,535		Series 2005-28, Class AJ, 5.500%, 04/20/35	15,253
12,466		Series 2008-40, Class SA, IF, IO, 6.192%, 05/16/38	2,517
28,693		Series 2009-42, Class TX, 4.500%, 06/20/39	31,479
8,312		Series 2009-52, Class MA, 5.000%, 11/20/36	9,145
4,752		Series 2009-69, Class WM, 5.500%, 08/20/39	5,475

		Total Collateralized Mortgage Obligations (Cost $535,362)	582,914

Foreign Government Security — 0.4%
7,527		Israel Government AID Bond, (Israel), 09/15/19 (Cost $6,205)	6,251

Mortgage Pass-Through Securities — 7.3%
		Federal Home Loan Mortgage Corp.,
258		ARM, 2.308%, 01/01/27	271
32		ARM, 2.430%, 04/01/30	33
21		ARM, 2.610%, 02/01/19	22
14		ARM, 2.696%, 07/01/30	15
131		ARM, 2.929%, 03/01/18 - 08/01/18	136
3		ARM, 3.243%, 01/01/20	4
44		ARM, 3.250%, 06/01/18	44
125		ARM, 3.354%, 01/01/21	125
64		ARM, 3.548%, 11/01/18	66
3,012		ARM, 5.972%, 03/01/37	3,208
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
530		5.000%, 12/01/13 - 12/01/16	570
398		6.000%, 04/01/14	431
552		6.500%, 12/01/12 - 06/01/14	581
—	(h)	7.000%, 12/01/14	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
1,494		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 4.500%, 05/01/24	1,612
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
1,777		5.500%, 11/01/33	1,954
339		6.000%, 02/01/32	380
1,369		6.500%, 01/01/24 - 07/01/29	1,568
1,598		7.000%, 08/01/25 - 09/01/29 (m)	1,863
91		7.500%, 09/01/24 - 08/01/25	106
94		8.000%, 11/01/24 - 09/01/25	112
225		8.500%, 05/01/24 - 07/01/28	269
6		9.000%, 10/01/17 - 11/01/21	7
—	(h)	Federal Home Loan Mortgage Corp., 30 Year, Single Family, 9.500%, 04/01/16	—	(h)
		Federal National Mortgage Association,
135		ARM, 2.588%, 11/01/27 - 08/01/41	138
109		ARM, 2.594%, 07/01/17	111
114		ARM, 2.624%, 11/01/40	119
170		ARM, 2.625%, 08/01/30	175
50		ARM, 2.725%, 06/01/29	51
41		ARM, 2.746%, 06/01/20	42
29		ARM, 2.750%, 06/01/17	29
90		ARM, 2.776%, 09/01/14	91
25		ARM, 2.875%, 09/01/17	25
19		ARM, 3.027%, 10/01/16	19
190		ARM, 3.125%, 06/01/15 - 01/01/29	196
6		ARM, 3.154%, 07/01/27	6
123		ARM, 3.475%, 08/01/19	123
10		ARM, 3.500%, 10/01/14	10
3		ARM, 3.575%, 11/01/16	3
104		ARM, 3.741%, 09/01/27	104
38		ARM, 3.825%, 08/01/19	39
27		ARM, 5.921%, 04/01/19	29
21		ARM, 6.000%, 12/01/18	21
		Federal National Mortgage Association, 15 Year, Single Family,
14,465		4.000%, 04/01/19 - 09/01/25	15,296
2,890		4.500%, 03/01/19	3,102
1,995		5.500%, 11/01/16 - 03/01/18	2,169
94		6.000%, 04/01/13 - 08/01/14	99
20		8.000%, 11/01/12	20
		Federal National Mortgage Association, 20 Year, Single Family,
1,391		5.000%, 11/01/23	1,525
1,653		6.000%, 03/01/22	1,831
60		7.500%, 06/01/14 - 07/01/14	65

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal National Mortgage Association, 30 Year, Single Family,
3,221	4.500%, 03/01/38	3,411
5,329	5.000%, 11/01/33	5,832
32,420	5.500%, 02/01/29 - 05/01/36 (m)	35,869
4,708	6.000%, 07/01/36	5,333
927	6.500%, 06/01/26 - 04/01/32	1,064
5,426	7.000%, 02/01/24 - 03/01/35	6,283
227	7.500%, 03/01/30 - 04/01/30	266
186	10.000%, 10/01/16 - 11/01/21	207
168	Federal National Mortgage Association, Other, 6.000%, 09/01/28	188
368	Government National Mortgage Association II, 30 Year, Single Family, 8.000%, 11/20/26 - 11/20/27	434
	Government National Mortgage Association, 30 Year, Single Family,
56	6.000%, 10/15/23	64
1,136	6.500%, 06/15/23 - 02/15/24 (m)	1,293
474	7.000%, 12/15/22 – 06/15/28	550
576	7.500%, 02/15/22 – 02/15/28	674
249	8.000%, 07/15/22 – 08/15/26	293
582	9.000%, 06/15/16 – 11/15/24	684
32	9.500%, 08/15/16 – 12/15/20	35

	Total Mortgage Pass-Through Securities (Cost $92,822)	101,295

U.S. Government Agency Securities — 20.4%
12,824	Federal Farm Credit Bank, 5.750%, 12/07/28	16,113
	Federal National Mortgage Association,
25,000	Zero Coupon, 10/09/19	18,632
10,000	6.250%, 05/15/29	13,381
	Federal National Mortgage Association STRIPS,
34,750	11/15/20	26,596
8,000	05/15/23	5,419
9,200	05/29/26	5,371
26,153	Financing Corp., Principal STRIPS, 12/06/18	22,563
	Residual Funding Corp., Principal STRIPS,
34,520	10/15/19	28,887
90,500	07/15/20	72,791
10,000	01/15/30	5,062
5,000	04/15/30	2,503
	Resolution Funding Corp. Interest STRIPS,
50,000	07/15/20	39,936
15,000	04/15/28	8,120
14,740	Tennessee Valley Authority Principal STRIPS, 12/15/17	12,939

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	119

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Government Agency Securities — Continued
4,500	Tennessee Valley Authority STRIPS, 07/15/16	4,161

	Total U.S. Government Agency Securities (Cost $219,307)	282,474

U.S. Treasury Obligations — 21.9%
	U.S. Treasury Bonds,
20,000	5.250%, 11/15/28	25,831
20,000	5.250%, 02/15/29	25,835
2,500	7.125%, 02/15/23	3,671
13,140	7.250%, 05/15/16	17,036
3,935	7.250%, 08/15/22	5,795
3,635	8.000%, 11/15/21	5,560
3,190	8.875%, 08/15/17	4,604
1,020	9.000%, 11/15/18	1,544
	U.S. Treasury Inflation Indexed Notes,
25,000	1.375%, 07/15/18	29,305
1,450	1.625%, 01/15/15	1,862
	U.S. Treasury Notes,
25,000	2.625%, 08/15/20	26,217
25,000	2.625%, 11/15/20	26,119
25,000	3.750%, 11/15/18	28,756
25,000	4.250%, 11/15/17	29,414
1,020	4.750%, 08/15/17	1,226
	U.S. Treasury STRIPS,
5,845	02/15/15	5,734
1,655	05/15/15	1,617
1,900	08/15/15	1,854
600	08/15/15	584
1,190	05/15/16	1,139
72,500	05/15/20	60,325

	Total U.S. Treasury Obligations (Cost $258,210)	304,028

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 7.5%
	Investment Company — 7.5%
104,030	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $104,030)	104,030

	Total Investments — 99.6% (Cost $1,215,936)	1,380,992
	Other Assets in Excess of Liabilities — 0.4%	5,061

	NET ASSETS — 100.0%	$1,386,053

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — 0.1%
460	Countrywide Asset-Backed Certificates, Series 2004-13, Class MV8, VAR, 1.918%, 01/25/35 (f) (i)	24
220	GSAA Trust, Series 2006-3, Class A1, VAR, 0.298%, 03/25/36	105
	Long Beach Mortgage Loan Trust,
18	Series 2004-2, Class B, VAR, 3.718%, 06/25/34 (e) (f) (i)	17
102	Series 2004-5, Class M6, VAR, 2.718%, 09/25/34 (f) (i)	19
7,000	Unipac IX LLC, 13.000%, 04/11/13 (f) (i)	6,914

	Total Asset-Backed Securities (Cost $7,696)	7,079

Convertible Bond — 0.0% (g)
	Materials — 0.0% (g)
	Construction Materials — 0.0% (g)
1,839	U.S. Concrete, Inc., 9.500%, 08/31/15 (e) (Cost $1,839)	1,766

Corporate Bonds — 79.9%
	Consumer Discretionary — 20.8%
	Auto Components — 0.1%
51	Meritor, Inc., 8.750%, 03/01/12	52
3,280	Pittsburgh Glass Works LLC, 8.500%, 04/15/16 (e)	3,140
5,200	UCI International, Inc., 8.625%, 02/15/19	5,044

		8,236

	Automobiles — 1.1%
	Chrysler Group LLC/CG Co- Issuer, Inc.,
13,000	8.000%, 06/15/19 (e)	11,342
13,350	8.250%, 06/15/21 (e)	11,548
	Ford Holdings LLC,
37,822	9.300%, 03/01/30 (m)	46,661
7,750	9.375%, 03/01/20	8,875
	Ford Motor Co.,
5,500	7.450%, 07/16/31	6,030
325	7.500%, 08/01/26	327
4,545	7.750%, 06/15/43	4,559
3,425	8.900%, 01/15/32	3,932
3,529	9.215%, 09/15/21	4,039
6,228	9.980%, 02/15/47	7,481
	Motors Liquidation Co.,
50	06/01/49	21
9,300	0.000%, 09/01/25 (d)	70
6,000	0.000%, 05/23/48 (d)	45
34,006	0.000%, 07/15/33 (d)	255
12,550	0.000%, 06/15/24 (d)	94

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Automobiles — Continued
3,415	0.000%, 03/15/36 (d)	21
973	5.250%, 03/06/32	399
953	6.250%, 07/15/33	391
10,255	6.750%, 05/01/28 (d)	77
246	7.250%, 04/15/41	101
284	7.250%, 07/15/41	116
548	7.250%, 02/15/52	225
404	7.375%, 05/15/48	166
47	7.375%, 10/01/51	19
25,800	7.700%, 04/15/16 (d)	193
20,000	8.250%, 07/15/23 (d)	150
3,000	Navistar International Corp., 8.250%, 11/01/21	3,105

		110,242

	Broadcasting & Cable TV — 3.1%
	Adelphia Communications Corp.,
1,075	7.750%, 01/15/09 (d)	1
1,450	8.125%, 07/15/03 (d)	1
3,175	9.375%, 11/15/09 (d)	2
3,500	10.875%, 10/01/10 (d)	2
	Cablevision Systems Corp.,
4,400	7.750%, 04/15/18	4,554
10,210	8.000%, 04/15/20	10,695
3,075	8.625%, 09/15/17	3,260
18,575	CCH II LLC/CCH II Capital Corp., 13.500%, 11/30/16	21,454
	CCO Holdings LLC/CCO Holdings Capital Corp.,
30,120	6.500%, 04/30/21	29,442
15,165	7.000%, 01/15/19	15,241
5,565	7.000%, 01/15/19 (e)	5,579
21,373	7.250%, 10/30/17	22,041
10,295	7.875%, 04/30/18	10,707
2,511	8.125%, 04/30/20	2,655
36,900	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e)	38,376
4,585	Charter Communications Operating LLC/Charter Communications Operating Capital, 10.875%, 09/15/14 (e)	4,946
	CSC Holdings LLC,
4,329	7.875%, 02/15/18	4,578
8,405	8.625%, 02/15/19	9,266
2,000	DISH DBS Corp., 7.125%, 02/01/16	2,040
10,500	Insight Communications Co., Inc., 9.375%, 07/15/18 (e)	11,996
5,450	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.500%, 10/15/15	5,504

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	121

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Broadcasting & Cable TV — Continued
23,117	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	23,348
	Sirius XM Radio, Inc.,
2,844	8.750%, 04/01/15 (e)	3,086
10,680	9.750%, 09/01/15 (e)	11,668
18,940	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 8.125%, 12/01/17 (e)	19,319
16,775	Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19	18,075
	XM Satellite Radio, Inc.,
5,353	7.625%, 11/01/18 (e)	5,474
14,328	13.000%, 08/01/13 (e)	16,083

		299,393

	Diversified Consumer Services — 0.8%
3,000	Carriage Services, Inc., 7.875%, 01/15/15	2,955
21,575	Knowledge Learning Corp., 7.750%, 02/01/15 (e) (m)	20,712
6,075	Mac-Gray Corp., 7.625%, 08/15/15	6,120
	Service Corp. International,
925	6.750%, 04/01/15	971
3,000	6.750%, 04/01/16	3,143
11,755	7.000%, 06/15/17 (m)	12,284
6,630	7.000%, 05/15/19	6,779
3,850	7.625%, 10/01/18	4,119
7,300	8.000%, 11/15/21	7,775
	Stewart Enterprises, Inc.,
6,435	3.125%, 07/15/14	6,411
5,625	3.375%, 07/15/16	5,541
3,445	6.500%, 04/15/19	3,350

		80,160

	Gaming — 4.5%
23,250	Ameristar Casinos, Inc., 7.500%, 04/15/21 (e)	23,192
8,635	Boyd Gaming Corp., 9.125%, 12/01/18 (e)	8,052
8,250	Caesars Entertainment Operating Co., Inc., 11.250%, 06/01/17	8,889
	Chukchansi Economic Development Authority,
13,768	8.000%, 11/15/13 (e)	10,051
12,450	VAR, 3.917%, 11/15/12 (e)	9,119
	CityCenter Holdings LLC/CityCenter Finance Corp.,
3,325	7.625%, 01/15/16 (e)	3,234
40,397	PIK, 11.500%, 01/15/17 (e)	38,781
13,750	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	13,200

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Gaming — Continued
2,575	FireKeepers Development Authority, 13.875%, 05/01/15 (e)	2,936
	Isle of Capri Casinos, Inc.,
16,388	7.000%, 03/01/14 (m)	15,774
21,595	7.750%, 03/15/19 (e)	21,163
7,500	Mandalay Resort Group, 7.625%, 07/15/13	7,238
3,982	Mashantucket Western Pequot Tribe, 5.912%, 09/01/21 (d) (e)	1,912
15,379	MCE Finance Ltd., (Cayman Islands), 10.250%, 05/15/18	16,994
	MGM Resorts International,
1,728	6.625%, 07/15/15	1,555
4,340	7.500%, 06/01/16	3,852
44,321	7.625%, 01/15/17	40,221
1,000	9.000%, 03/15/20	1,067
20,375	10.000%, 11/01/16 (e)	20,579
15,150	11.375%, 03/01/18	16,400
	Peninsula Gaming LLC,
5,610	8.375%, 08/15/15	5,694
27,937	10.750%, 08/15/17	28,705
23,196	Pinnacle Entertainment, Inc., 8.750%, 05/15/20	23,312
22,500	ROC Finance LLC/ROC Finance 1 Corp., 12.125%, 09/01/18 (e)	23,175
	San Pasqual Casino,
11,459	8.000%, 09/15/13 (e)	11,287
17,800	Seminole Hard Rock Entertainment, Inc., VAR, 2.747%, 03/15/14 (e)	16,020
9,085	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	8,926
16,700	Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e) (m)	10,980
8,965	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 8.625%, 04/15/16 (e)	8,920
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
7,980	7.750%, 08/15/20	8,718
1,250	7.875%, 11/01/17	1,363
12,420	7.875%, 05/01/20	13,320
7,600	Yonkers Racing Corp., 11.375%, 07/15/16 (e)	7,942

		432,571

	Hotels, Restaurants & Leisure — 2.0%
11,800	AMC Entertainment, Inc., 8.750%, 06/01/19 (m)	11,888
42,327	Banc of America Large Loan, Inc., VAR, 1.957%, 11/15/15 (e)	37,747
5,150	Burger King Corp., 9.875%, 10/15/18	5,498

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Hotels, Restaurants & Leisure — Continued
6,650	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 9.125%, 08/01/18	7,016
4,500	Cinemark USA, Inc., 8.625%, 06/15/19	4,725
4,930	CKE Holdings, Inc., PIK, 10.500%, 03/14/16 (e)	4,844
21,654	CKE Restaurants, Inc., 11.375%, 07/15/18	23,034
4,948	Dave & Buster’s, Inc., 11.000%, 06/01/18	5,146
7,670	DineEquity, Inc., 9.500%, 10/30/18	7,958
4,415	Landry’s Holdings, Inc., 11.500%, 06/01/14 (e)	4,338
	Landry’s Restaurants, Inc.,
20,173	11.625%, 12/01/15 (e)	21,232
2,550	O’Charley’s, Inc., 9.000%, 11/01/13	2,505
3,250	Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp., 8.875%, 04/15/17 (e)	3,161
7,940	Real Mex Restaurants, Inc., 14.000%, 01/01/13	6,392
	Royal Caribbean Cruises Ltd., (Liberia),
6,666	7.250%, 06/15/16	6,883
11,820	11.875%, 07/15/15 (m)	13,829
	Speedway Motorsports, Inc.,
2,250	6.750%, 02/01/19	2,137
7,500	8.750%, 06/01/16	7,913
	Universal City Development Partners Ltd./UCDP Finance, Inc.,
2,693	8.875%, 11/15/15	2,969
3,604	10.875%, 11/15/16	4,320
6,101	Wendy’s/Arby’s Restaurants LLC, 10.000%, 07/15/16	6,551

		190,086

	Household Durables — 1.1%
3,250	American Standard Americas, 10.750%, 01/15/16 (e)	2,633
6,100	Beazer Homes USA, Inc., 6.875%, 07/15/15	4,422
	D.R. Horton, Inc.,
353	5.625%, 09/15/14	357
4,648	6.500%, 04/15/16	4,683
25,355	K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	22,629
	Lennar Corp.,
5,175	5.600%, 05/31/15	4,839
23,463	6.950%, 06/01/18	21,322
8,000	12.250%, 06/01/17	9,060
10,650	M/I Homes, Inc., 8.625%, 11/15/18	9,825

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Household Durables — Continued
	Standard Pacific Corp.,
13,545	8.375%, 05/15/18	11,886
15,250	8.375%, 01/15/21	13,115
3,940	10.750%, 09/15/16	3,900

		108,671

	Internet & Catalog Retail — 0.1%
7,260	Affinion Group, Inc., 7.875%, 12/15/18	6,425

	Leisure Equipment & Products — 0.6%
43,349	Eastman Kodak Co., 9.750%, 03/01/18 (e)	37,497
11,375	FGI Holding Co., Inc., PIK, 13.000%, 10/01/15	11,204
11,440	Icon Health & Fitness, 11.875%, 10/15/16 (e)	10,868
2,412	Steinway Musical Instruments, Inc., 7.000%, 03/01/14 (e)	2,418

		61,987

	Media — 4.1%
7,000	Allbritton Communications Co., 8.000%, 05/15/18	6,808
4,150	Barrington Broadcasting Group LLC/Barrington Broadcasting Capital Corp., 10.500%, 08/15/14	3,870
15,400	Block Communications, Inc., 8.250%, 12/15/15 (e)	15,535
3,500	Bresnan Broadband Holdings LLC, 8.000%, 12/15/18 (e)	3,535
2,000	Cengage Learning Acquisitions, Inc., 10.500%, 01/15/15 (e)	1,540
40,620	Clear Channel Communications, Inc., 9.000%, 03/01/21	32,699
	Clear Channel Worldwide Holdings, Inc.,
4,500	9.250%, 12/15/17	4,770
18,210	9.250%, 12/15/17	19,485
	DISH DBS Corp.,
24,965	6.750%, 06/01/21 (e)	25,152
19,515	7.875%, 09/01/19	20,735
2,985	Entravision Communications Corp., 8.750%, 08/01/17	2,910
4,288	Fisher Communications, Inc., 8.625%, 09/15/14	4,192
	Gannett Co., Inc.,
4,510	7.125%, 09/01/18 (e)	4,296
3,975	8.750%, 11/15/14	4,263
1,348	9.375%, 11/15/17	1,449
4,714	10.000%, 04/01/16	5,185
	Intelsat Jackson Holdings S.A., (Luxembourg),
7,940	7.250%, 10/15/20 (e)	7,622

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	123

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Media — Continued
5,250	8.500%, 11/01/19	5,447
	Intelsat Luxembourg S.A., (Luxembourg),
92,034	PIK, 12.500%, 02/04/17 (e)	89,388
3,045	Interactive Data Corp., 10.250%, 08/01/18	3,289
1,000	Lamar Media Corp., 7.875%, 04/15/18	1,012
406	LIN Television Corp., 6.500%, 05/15/13	394
15,240	McClatchy Co. (The), 11.500%, 02/15/17	14,707
22,525	Media General, Inc., 11.750%, 02/15/17	18,752
5,850	NAI Entertainment Holdings LLC, 8.250%, 12/15/17 (e)	5,909
	Nexstar Broadcasting, Inc.,
4,560	7.000%, 01/15/14	4,469
4,850	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 04/15/17	4,971
8,705	Nielsen Finance LLC/Nielsen Finance Co., 7.750%, 10/15/18 (e)	8,988
3,750	Quebecor Media, Inc., (Canada), 7.750%, 03/15/16	3,778
7,745	Radio One, Inc., PIK, 15.000%, 05/24/16 (e)	7,299
5,500	RadioShack Corp., 6.750%, 05/15/19 (e)	5,143
13,862	Telesat Canada/Telesat LLC, (Canada), 11.000%, 11/01/15	14,884
19,000	Univision Communications, Inc., 6.875%, 05/15/19 (e)	17,575
10,415	Valassis Communications, Inc., 6.625%, 02/01/21	9,868
	WMG Acquisition Corp.,
8,170	9.500%, 06/15/16 (e)	8,333
6,000	11.500%, 10/01/18 (e)	5,460

		393,712

	Multiline Retail — 1.0%
11,445	HSN, Inc., 11.250%, 08/01/16	12,589
	QVC, Inc.,
2,425	7.125%, 04/15/17 (e)	2,534
12,425	7.375%, 10/15/20 (e)	13,357
14,550	7.500%, 10/01/19 (e)	15,678
58,475	Sears Holdings Corp., 6.625%, 10/15/18 (e)	48,534

		92,692

	Specialty Retail — 2.1%
1,900	Academy Ltd./Academy Finance Corp., 9.250%, 08/01/19 (e)	1,815
9,150	ACE Hardware Corp., 9.125%, 06/01/16 (e)	9,608
4,118	Asbury Automotive Group, Inc., 8.375%, 11/15/20	4,046
11,950	Claire’s Stores, Inc., 8.875%, 03/15/19	10,202

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Specialty Retail — Continued
13,327	Gymboree Corp., 9.125%, 12/01/18	11,528
11,425	J. Crew Group, Inc., 8.125%, 03/01/19	10,197
15,000	Limited Brands, Inc., 6.625%, 04/01/21	15,188
	Michaels Stores, Inc.,
16,815	7.750%, 11/01/18	15,911
12,665	11.375%, 11/01/16	13,140
48,074	SUB, 11/01/16	49,035
	Nebraska Book Co., Inc.,
13,173	8.625%, 03/15/12 (d)	8,035
3,907	10.000%, 12/01/11	3,702
1,500	Needle Merger Sub Corp., 8.125%, 03/15/19 (e)	1,395
11,850	Penske Automotive Group, Inc., 7.750%, 12/15/16 (m)	11,998
19,420	Toys R Us - Delaware, Inc., 7.375%, 09/01/16 (e)	18,837
9,950	Toys R Us Property Co. II LLC, 8.500%, 12/01/17	10,149

		194,786

	Textiles, Apparel & Luxury Goods — 0.2%
2,805	Broder Brothers Co., PIK, 12.000%, 10/15/13 (e)	2,798
17,391	Quiksilver, Inc., 6.875%, 04/15/15 (m)	16,304

		19,102

	Total Consumer Discretionary	1,998,063

	Consumer Staples — 3.4%
	Beverages — 0.2%
	Constellation Brands, Inc.,
2,900	7.250%, 09/01/16	3,085
5,375	7.250%, 05/15/17	5,697
6,240	8.375%, 12/15/14	6,927
1,120	Cott Beverages, Inc., 8.125%, 09/01/18	1,159

		16,868

	Food & Staples Retailing — 1.5%
22,665	Ingles Markets, Inc., 8.875%, 05/15/17 (m)	23,572
	Rite Aid Corp.,
24,990	7.500%, 03/01/17 (m)	24,303
20,800	9.500%, 06/15/17	18,200
13,400	9.750%, 06/12/16	14,388
9,050	10.250%, 10/15/19	9,480
8,750	10.375%, 07/15/16	9,176
	SUPERVALU, Inc.,
15,525	7.500%, 11/15/14	15,525

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Food & Staples Retailing — Continued
33,850	8.000%, 05/01/16	33,173

		147,817

	Food Products — 1.0%
5,272	Chiquita Brands International, Inc., 7.500%, 11/01/14 (m)	5,272
2,000	Dean Foods Co., 7.000%, 06/01/16	1,900
11,690	Del Monte Foods Co., 7.625%, 02/15/19 (e)	11,602
309	Dole Food Co., Inc., 13.875%, 03/15/14	359
2,418	Eurofresh, Inc., 15.000%, 11/18/16 (f) (i)	2,128
	JBS USA LLC/JBS USA Finance, Inc.,
19,500	7.250%, 06/01/21 (e)	17,721
7,754	11.625%, 05/01/14	8,607
1,000	Michael Foods, Inc., 9.750%, 07/15/18	1,050
25,345	Pilgrim’s Pride Corp., 7.875%, 12/15/18 (e)	21,543
8,250	Simmons Foods, Inc., 10.500%, 11/01/17 (e)	7,528
	Smithfield Foods, Inc.,
8,285	7.750%, 07/01/17	8,668
435	10.000%, 07/15/14	492
7,014	Tyson Foods, Inc., 6.850%, 04/01/16 (m)	7,601

		94,471

	Household Products — 0.3%
5,160	Armored Autogroup, Inc., 9.250%, 11/01/18 (e)	4,541
19,814	Spectrum Brands Holdings, Inc., PIK, 12.000%, 08/28/19	21,474

		26,015

	Personal Products — 0.1%
18,695	American Achievement Corp., 10.875%, 04/15/16 (e)	14,956

	Tobacco — 0.3%
22,705	Alliance One International, Inc., 10.000%, 07/15/16	20,520
7,000	Vector Group Ltd., 11.000%, 08/15/15	7,227

		27,747

	Total Consumer Staples	327,874

	Energy — 10.9%
	Energy Equipment & Services — 1.8%
10,665	Cie Generale de Geophysique- Veritas, (France), 6.500%, 06/01/21 (e)	10,025
7,343	Exterran Holdings, Inc., 7.250%, 12/01/18 (e)	7,123
6,247	Global Geophysical Services, Inc., 10.500%, 05/01/17	6,325
5,513	Helix Energy Solutions Group, Inc., 9.500%, 01/15/16 (e) (m)	5,623

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Energy Equipment & Services — Continued
10,725	Key Energy Services, Inc., 6.750%, 03/01/21	10,510
20,505	McJunkin Red Man Corp., 9.500%, 12/15/16	20,608
27,200	Ocean Rig UDW, Inc., 9.500%, 04/27/16	24,752
22,000	Oil States International, Inc., 6.500%, 06/01/19 (e)	22,000
11,000	PHI, Inc., 8.625%, 10/15/18	10,973
	Precision Drilling Corp., (Canada),
5,550	6.500%, 12/15/21 (e)	5,550
9,845	6.625%, 11/15/20	9,968
16,200	Seadrill Ltd., (Bermuda), 6.500%, 10/05/15	15,228
21,500	Sevan Marine ASA, (Norway), VAR, 3.417%, 05/14/13 (e)	15,050
7,930	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	8,089

		171,824

	Oil, Gas & Consumable Fuels — 9.1%
	Alpha Natural Resources, Inc.,
9,675	6.000%, 06/01/19	9,457
8,925	6.250%, 06/01/21	8,736
14,950	Alta Mesa Holdings/Alta Mesa Finance Services Corp., 9.625%, 10/15/18	14,202
	AmeriGas Partners LP/AmeriGas Finance Corp.,
10,125	6.250%, 08/20/19	9,846
6,270	6.500%, 05/20/21	6,145
5,755	Antero Resources Finance Corp., 9.375%, 12/01/17	6,100
	Arch Coal, Inc.,
13,000	7.000%, 06/15/19 (e)	12,805
4,870	7.250%, 10/01/20	4,797
13,000	7.250%, 06/15/21 (e)	12,805
41,857	Bill Barrett Corp., 9.875%, 07/15/16 (m)	45,938
	Brigham Exploration Co.,
5,700	6.875%, 06/01/19 (e)	5,657
17,920	8.750%, 10/01/18	19,533
6,385	Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.375%, 05/01/19 (e)	6,162
	Chesapeake Energy Corp.,
15,065	6.125%, 02/15/21	15,291
2,100	6.625%, 08/15/20	2,194
7,560	6.875%, 08/15/18	7,900
8,120	6.875%, 11/15/20	8,567
6,880	7.250%, 12/15/18	7,396
10,775	9.500%, 02/15/15	12,176
18,587	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	20,446

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	125

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
11,455	8.250%, 12/15/17	11,799
8,310	8.500%, 12/15/19	8,497
37,653	Comstock Resources, Inc., 8.375%, 10/15/17	38,783
	Concho Resources, Inc.,
7,855	6.500%, 01/15/22	7,894
7,304	7.000%, 01/15/21	7,487
	Consol Energy, Inc.,
1,410	6.375%, 03/01/21 (e)	1,399
6,055	8.000%, 04/01/17	6,441
7,825	8.250%, 04/01/20	8,412
3,575	Continental Resources, Inc., 7.125%, 04/01/21	3,682
13,993	Denbury Resources, Inc., 8.250%, 02/15/20	14,745
	El Paso Corp.,
4,950	6.500%, 09/15/20	5,346
4,305	6.875%, 06/15/14	4,795
950	7.000%, 06/15/17	1,056
3,869	7.250%, 06/01/18	4,286
4,800	El Paso Pipeline Partners Operating Co., LLC, 6.500%, 04/01/20	5,451
2,000	Encore Acquisition Co., 9.500%, 05/01/16	2,190
7,870	Energy XXI Gulf Coast, Inc., 7.750%, 06/15/19	7,398
	Ferrellgas LP/Ferrellgas Finance Corp.,
7,200	6.500%, 05/01/21	6,462
3,750	9.125%, 10/01/17	3,844
10,870	Foresight Energy LLC/Foresight Energy Corp., 9.625%, 08/15/17 (e)	10,924
	Forest Oil Corp.,
35,123	7.250%, 06/15/19 (m)	34,772
8,165	8.500%, 02/15/14	8,736
	Frontier Oil Corp.,
4,250	6.875%, 11/15/18	4,377
7,355	8.500%, 09/15/16	7,760
	Hilcorp Energy I LP/Hilcorp Finance Co.,
14,605	7.625%, 04/15/21 (e)	14,751
9,410	8.000%, 02/15/20 (e)	9,786
	Holly Energy Partners LP/Holly Energy Finance Corp.,
11,575	6.250%, 03/01/15 (m)	11,344
5,700	8.250%, 03/15/18	5,899
7,270	HollyFrontier Corp., 9.875%, 06/15/17	7,961
	Inergy LP/Inergy Finance Corp.,
10,525	6.875%, 08/01/21 (e)	10,104
14,000	7.000%, 10/01/18	13,615

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — Continued
5,325	Linn Energy LLC/Linn Energy Finance Corp., 6.500%, 05/15/19 (e)	5,085
13,403	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.750%, 11/01/20	13,738
	Newfield Exploration Co.,
6,180	6.625%, 09/01/14	6,227
10,265	6.875%, 02/01/20	10,624
3,675	7.125%, 05/15/18	3,822
	NFR Energy LLC/NFR Energy Finance Corp.,
28,141	9.750%, 02/15/17 (e)	25,045
7,500	Patriot Coal Corp., 8.250%, 04/30/18	7,050
	Penn Virginia Corp.,
2,025	7.250%, 04/15/19	1,934
17,277	10.375%, 06/15/16 (m)	18,832
4,800	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 8.250%, 04/15/18	4,680
16,000	Petrohawk Energy Corp., 6.250%, 06/01/19 (e)	18,600
7,000	Pioneer Drilling Co., 9.875%, 03/15/18	7,315
	Pioneer Natural Resources Co.,
2,499	5.875%, 07/15/16	2,614
4,635	6.650%, 03/15/17	4,999
4,950	6.875%, 05/01/18	5,362
15,897	7.500%, 01/15/20	17,811
	Plains Exploration & Production Co.,
5,040	7.625%, 04/01/20	5,241
7,475	10.000%, 03/01/16	8,260
18,154	QEP Resources, Inc., 6.875%, 03/01/21	19,062
	Range Resources Corp.,
8,330	5.750%, 06/01/21	8,372
1,080	6.750%, 08/01/20	1,131
3,270	7.250%, 05/01/18	3,466
2,000	7.500%, 10/01/17	2,115
2,000	8.000%, 05/15/19	2,175
12,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 07/15/21	12,030
19,399	SM Energy Co., 6.625%, 02/15/19 (e)	19,399
	Swift Energy Co.,
16,772	7.125%, 06/01/17	16,604
12,536	8.875%, 01/15/20	13,288
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
15,310	6.875%, 02/01/21 (e)	15,157
9,090	7.875%, 10/15/18	9,544
10,956	8.250%, 07/01/16	11,449

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
6,375	Unit Corp., 6.625%, 05/15/21	6,248
7,000	Venoco, Inc., 8.875%, 02/15/19	6,265
18,776	W&T Offshore, Inc., 8.500%, 06/15/19 (e)	18,776
	Western Refining, Inc.,
5,967	11.250%, 06/15/17 (e)	6,534
9,872	VAR, 10.750%, 06/15/14 (e)	10,415
3,280	Whiting Petroleum Corp., 6.500%, 10/01/18	3,280

		878,698

	Total Energy	1,050,522

	Financials — 9.9%
	Capital Markets — 0.0% (g)
4,320	Oppenheimer Holdings, Inc., 8.750%, 04/15/18	4,320

	Commercial Banks — 1.7%
	Bank of America Corp.,
3,550	5.625%, 07/01/20	3,595
45,644	VAR, 8.000%, 01/30/18 (x)	43,157
20,195	VAR, 8.125%, 05/15/18 (x)	19,094
1,100	BankAmerica Capital II, 8.000%, 12/15/26	1,094
12,575	BankAmerica Institutional Capital B, 7.700%, 12/31/26 (e)	12,324
	Barclays Bank plc, (United Kingdom),
6,175	VAR, 5.926%, 12/15/16 (e) (m) (x)	5,064
17,350	VAR, 7.434%, 12/15/17 (e) (m) (x)	15,615
12,671	Countrywide Capital III, 8.050%, 06/15/27	12,671
1,922	NB Capital Trust II, 7.830%, 12/15/26	1,884
4,750	NB Capital Trust IV, 8.250%, 04/15/27	4,750
52,588	Wachovia Capital Trust III, VAR, 5.570%, 10/03/11 (m) (x)	46,014

		165,262

	Consumer Finance — 2.3%
	Ally Financial, Inc.,
22,325	6.250%, 12/01/17	21,475
6,100	7.500%, 09/15/20	5,993
79,739	8.000%, 11/01/31	77,945
	Ford Motor Credit Co. LLC,
2,100	5.000%, 05/15/18	2,038
8,250	5.750%, 02/01/21	8,226
5,525	6.625%, 08/15/17	5,784
5,500	8.000%, 06/01/14 (m)	5,948
29,945	8.000%, 12/15/16 (m)	33,221
10,500	8.125%, 01/15/20	11,736
6,850	8.700%, 10/01/14	7,590

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — Continued
47,079	Springleaf Finance Corp., 6.900%, 12/15/17	39,782

		219,738

	Diversified Financial Services — 2.4%
7,610	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	7,172
3,500	Aircastle Ltd., (Bermuda), 9.750%, 08/01/18	3,684
6,495	Cardtronics, Inc., 8.250%, 09/01/18	6,820
	CIT Group, Inc.,
32,570	6.625%, 04/01/18 (e)	32,570
15,600	7.000%, 05/02/16 (e)	15,522
22,815	7.000%, 05/02/17 (e)	22,530
	CNG Holdings, Inc.,
5,750	12.250%, 02/15/15 (e)	6,124
1,300	13.750%, 08/15/15 (e)	1,384
5,695	Community Choice Financial, Inc., 10.750%, 05/01/19 (e)	5,809
	Deluxe Corp.,
2,258	7.000%, 03/15/19 (e)	2,230
8,132	7.375%, 06/01/15	8,193
10,878	Highland Ranch, 6.700%, 09/01/20 (f) (i)	10,062
9,885	ILFC E-Capital Trust I, VAR, 5.740%, 12/21/65 (e)	7,145
12,270	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	9,570
	International Lease Finance Corp.,
13,040	6.250%, 05/15/19	11,802
16,960	8.250%, 12/15/20	17,257
700	8.625%, 09/15/15	714
13,045	8.750%, 03/15/17	13,404
10,600	8.875%, 09/01/17	10,838
10,165	NBC Acquisition Corp., 11.000%, 03/15/13 (d)	203
1,115	Speedy Cash, Inc., 10.750%, 05/15/18 (e)	1,115
5,851	SquareTwo Financial Corp., 11.625%, 04/01/17	5,763
12,950	Tops Holding Corp./Tops Markets LLC, 10.125%, 10/15/15	13,047
19,950	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	19,651

		232,609

	Insurance — 2.5%
32,940	American International Group, Inc., VAR, 8.175%, 05/15/58	32,703
26,550	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e) (x)	23,762
8,509	CNO Financial Group, Inc., 9.000%, 01/15/18 (e)	8,849

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	127

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Insurance — Continued
34,242	HUB International Holdings, Inc., 10.250%, 06/15/15 (e) (m)	32,444
	Liberty Mutual Group, Inc.,
17,175	7.800%, 03/15/37 (e)	16,145
78,067	VAR, 10.750%, 06/15/58 (e)	96,022
2,500	Stoneheath RE, (Cayman Islands), VAR, 6.868%, 10/15/11 (x)	2,275
	USI Holdings Corp.,
17,386	9.750%, 05/15/15 (e) (m)	16,430
8,455	VAR, 4.161%, 11/15/14 (e)	7,567
5,500	XL Group plc, (Ireland), VAR, 6.500%, 04/15/17 (x)	4,854

		241,051

	Real Estate Investment Trusts (REITs) — 0.9%
15,100	Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 7.750%, 02/15/19	15,025
14,425	CB Richard Ellis Services, Inc., 6.625%, 10/15/20	14,101
27,230	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	23,554
10,086	DuPont Fabros Technology LP, 8.500%, 12/15/17	10,641
12,229	First Industrial LP, 6.420%, 06/01/14	12,728
	Host Hotels & Resorts LP,
8,500	6.000%, 11/01/20	8,266
790	6.875%, 11/01/14	807
5,000	9.000%, 05/15/17	5,475

		90,597

	Real Estate Management & Development — 0.1%
9,190	Kennedy-Wilson, Inc., 8.750%, 04/01/19 (e)	8,788

	Total Financials	962,365

	Health Care — 5.0%
	Biotechnology — 0.0% (g)
1,925	Bio-Rad Laboratories, Inc., 8.000%, 09/15/16	2,103

	Health Care Equipment & Supplies — 0.2%
13,650	Biomet, Inc., 10.000%, 10/15/17 (m)	14,298
3,500	Teleflex, Inc., 6.875%, 06/01/19	3,474
2,286	VWR Funding, Inc., 10.750%, 06/30/17 (e)	2,218

		19,990

	Health Care Providers & Services — 3.5%
6,936	Capella Healthcare, Inc., 9.250%, 07/01/17 (e)	6,780
10,825	CDRT Merger Sub, Inc., 8.125%, 06/01/19 (e)	10,094
43,531	CHS/Community Health Systems, Inc., 8.875%, 07/15/15	44,130

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care Providers & Services — Continued
	DaVita, Inc.,
8,500	6.375%, 11/01/18	8,351
8,450	6.625%, 11/01/20	8,281
	Fresenius Medical Care U.S. Finance, Inc.,
6,000	5.750%, 02/15/21 (e)	5,760
8,669	6.875%, 07/15/17	9,037
	HCA, Inc.,
3,716	5.750%, 03/15/14	3,679
2,550	6.300%, 10/01/12 (m)	2,588
5,553	6.375%, 01/15/15	5,456
21,135	6.500%, 02/15/20	21,373
1,275	6.750%, 07/15/13	1,300
5,275	7.250%, 09/15/20	5,420
16,070	7.500%, 02/15/22	15,909
8,556	8.500%, 04/15/19	9,326
3,765	9.875%, 02/15/17	4,123
8,992	Health Management Associates, Inc., 6.125%, 04/15/16	8,767
32,800	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19 (e)	28,700
14,210	inVentiv Health, Inc., 10.000%, 08/15/18 (e)	12,825
5,250	Kindred Healthcare, Inc., 8.250%, 06/01/19 (e)	4,672
5,200	LifePoint Hospitals, Inc., 6.625%, 10/01/20	5,070
18,600	Multiplan, Inc., 9.875%, 09/01/18 (e)	18,879
6,395	Omega Healthcare Investors, Inc., 6.750%, 10/15/22	6,139
	Omnicare, Inc.,
8,501	6.875%, 12/15/15	8,671
5,418	7.750%, 06/01/20	5,526
8,400	OnCure Holdings, Inc., 11.750%, 05/15/17	7,581
8,100	Radiation Therapy Services, Inc., 9.875%, 04/15/17	7,492
5,468	Select Medical Corp., 7.625%, 02/01/15	5,031
	Tenet Healthcare Corp.,
13,394	8.875%, 07/01/19	14,198
425	9.000%, 05/01/15	451
425	10.000%, 05/01/18	467
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
11,862	7.750%, 02/01/19	11,120
33,350	8.000%, 02/01/18	31,766
	Ventas Realty LP/Ventas Capital Corp.,
1,899	6.500%, 06/01/16	1,959
3,000	6.750%, 04/01/17	3,130

		344,051

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Pharmaceuticals — 1.3%
14,378	Catalent Pharma Solutions, Inc., PIK, 9.500%, 04/15/15	13,300
10,120	Celtic Pharma Phinco B.V., PIK, 17.000%, 06/15/12 (f) (i)	3,960
	Elan Finance plc/Elan Finance Corp., (Ireland),
38,600	8.750%, 10/15/16	39,951
	Endo Pharmaceuticals Holdings, Inc.,
4,500	7.000%, 07/15/19 (e)	4,556
6,000	7.250%, 01/15/22 (e)	6,120
3,650	Giant Funding Corp., 8.250%, 02/01/18 (e)	3,650
16,802	Mylan, Inc., 7.875%, 07/15/20 (e)	17,978
	Valeant Pharmaceuticals International,
9,225	6.500%, 07/15/16 (e)	8,764
5,450	6.750%, 10/01/17 (e)	5,069
9,400	6.875%, 12/01/18 (e)	8,648
10,570	7.000%, 10/01/20 (e)	9,566
950	7.250%, 07/15/22 (e)	845

		122,407

	Total Health Care	488,551

	Industrials — 8.3%
	Aerospace & Defense — 1.3%
6,380	Alliant Techsystems, Inc., 6.875%, 09/15/20	6,364
6,575	BE Aerospace, Inc., 6.875%, 10/01/20	6,740
5,750	Colt Defense LLC/Colt Finance Corp., 8.750%, 11/15/17	3,709
16,465	CPI International, Inc., 8.000%, 02/15/18	14,819
	Esterline Technologies Corp.,
4,910	6.625%, 03/01/17	4,984
1,565	7.000%, 08/01/20	1,631
1,250	Hexcel Corp., 6.750%, 02/01/15	1,272
	Huntington Ingalls Industries, Inc.,
13,022	6.875%, 03/15/18 (e)	12,241
7,270	7.125%, 03/15/21 (e)	6,834
	Kratos Defense & Security Solutions, Inc.,
17,990	10.000%, 06/01/17	18,485
7,100	10.000%, 06/01/17 (e)	7,224
2,777	Moog, Inc., 7.250%, 06/15/18	2,867
	Spirit Aerosystems, Inc.,
13,558	6.750%, 12/15/20	13,524
4,500	7.500%, 10/01/17	4,646
	Triumph Group, Inc.,
9,066	8.000%, 11/15/17	9,360
8,380	8.625%, 07/15/18	8,925

		123,625

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Airlines — 1.1%
384	American Airlines Pass Through Trust 2001-01, 7.377%, 05/23/19	280
2,483	American Airlines Pass Through Trust 2011-01, 7.000%, 01/31/18 (e)	2,136
13,601	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	13,465
2,002	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	2,082
12,644	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21 (m)	13,087
2,561	Continental Airlines 2006-1 Class G Pass-Through Trust, VAR, FGIC, 0.603%, 06/02/13	2,420
5,386	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	5,009
600	Continental Airlines 2010-1 Class A Pass-Through Trust, 4.750%, 01/12/21	561
3,200	Continental Airlines, Inc., 6.750%, 09/15/15 (e)	3,120
	Delta Air Lines, Inc.,
4,983	8.021%, 08/10/22	4,984
6,419	8.954%, 08/10/14	6,483
602	9.500%, 09/15/14 (e)	617
417	9.750%, 12/17/16	428
	Northwest Airlines, Inc.,
32,657	7.027%, 11/01/19	32,657
1,933	8.028%, 11/01/17	1,953
1,276	UAL 2007-1 Class C Pass- Through Trust, VAR, 2.647%, 07/02/14	1,123
	UAL 2007-1 Pass-Through Trust,
8,007	6.636%, 07/02/22	8,027
988	7.336%, 07/02/19	889
4,429	UAL 2009-2A Pass-Through Trust, 9.750%, 01/15/17	4,850

		104,171

	Building Products — 0.7%
5,460	Associated Materials LLC, 9.125%, 11/01/17	4,805
	Building Materials Corp. of America,
12,540	6.750%, 05/01/21 (e)	12,007
19,475	6.875%, 08/15/18 (e)	19,086
5,265	7.000%, 02/15/20 (e)	5,265
8,225	Calcipar S.A., (Luxembourg), 6.875%, 05/01/18 (e)	7,793
567	Masco Corp., 5.850%, 03/15/17	564
15,300	Nortek, Inc., 8.500%, 04/15/21 (e)	13,081

		62,601

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	129

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Commercial Services & Supplies — 1.2%
5,975	B-Corp. Merger Sub, Inc., 8.250%, 06/01/19 (e)	5,557
	Cenveo Corp.,
27,503	8.875%, 02/01/18	22,277
7,250	10.500%, 08/15/16 (e)	6,308
	FTI Consulting, Inc.,
8,500	6.750%, 10/01/20	8,383
2,000	7.750%, 10/01/16	2,035
12,104	Garda World Security Corp., (Canada), 9.750%, 03/15/17 (e)	12,407
4,345	Geo Group, Inc. (The), 6.625%, 02/15/21	4,280
	Harland Clarke Holdings Corp.,
8,297	9.500%, 05/15/15	6,762
25,740	VAR, 6.000%, 05/15/15	19,176
	Iron Mountain, Inc.,
2,938	8.000%, 06/15/20	3,004
631	8.375%, 08/15/21	653
3,205	8.750%, 07/15/18	3,285
2,485	Liberty Tire Recycling, 11.000%, 10/01/16 (e)	2,616
2,465	Mobile Mini, Inc., 7.875%, 12/01/20	2,397
	Quebecor World Capital Corp., (Canada),
8,325	6.125%, 11/15/13 (d)	183
6,815	6.500%, 08/01/27 (d)	150
3,825	9.750%, 01/15/15 (d)	84
	R.R. Donnelley & Sons Co.,
8,100	7.250%, 05/15/18	7,411
4,150	7.625%, 06/15/20	3,839
5,210	WCA Waste Corp., 7.500%, 06/15/19 (e)	5,210

		116,017

	Construction & Engineering — 0.8%
2,200	Dycom Investments, Inc., 7.125%, 01/15/21	2,178
2,580	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19 (e)	2,451
1,000	New Enterprise Stone & Lime Co., 11.000%, 09/01/18 (e)	885
	RSC Equipment Rental, Inc./RSC Holdings III LLC,
13,240	8.250%, 02/01/21	12,346
12,919	9.500%, 12/01/14 (m)	12,919
9,400	Tutor Perini Corp., 7.625%, 11/01/18	8,272
	United Rentals North America, Inc.,
11,750	8.375%, 09/15/20	10,722
12,250	9.250%, 12/15/19 (m)	12,771
8,865	10.875%, 06/15/16	9,707

		72,251

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electrical Equipment — 0.2%
	Belden, Inc.,
5,358	7.000%, 03/15/17	5,358
5,315	9.250%, 06/15/19	5,634
5,910	International Wire Group Holdings, Inc., 9.750%, 04/15/15 (e)	6,028

		17,020

	Environmental Services — 0.1%
	Casella Waste Systems, Inc.,
2,395	7.750%, 02/15/19 (e)	2,305
7,455	11.000%, 07/15/14	7,986

		10,291

	Industrial Conglomerates — 0.4%
1,350	Dynacast International LLC/Dynacast Finance, Inc., 9.250%, 07/15/19 (e)	1,286
26,680	JB Poindexter & Co., Inc., 8.750%, 03/15/14 (m)	26,413
12,725	Trimas Corp., 9.750%, 12/15/17 (m)	13,680

		41,379

	Machinery — 0.4%
5,440	Boart Longyear Management Pty Ltd., (Australia), 7.000%, 04/01/21 (e)	5,399
9,000	Briggs & Stratton Corp., 6.875%, 12/15/20	9,023
3,995	Columbus McKinnon Corp., 7.875%, 02/01/19	3,935
4,778	Commercial Vehicle Group, Inc., 7.875%, 04/15/19 (e)	4,563
3,000	Griffon Corp., 7.125%, 04/01/18	2,835
	SPX Corp.,
5,175	6.875%, 09/01/17	5,395
1,325	7.625%, 12/15/14	1,428
4,550	Thermadyne Holdings Corp., 9.000%, 12/15/17	4,618
8,165	Titan International, Inc., 7.875%, 10/01/17	8,573

		45,769

	Marine — 1.1%
14,590	ACL I Corp., PIK, 11.375%, 02/15/16 (e)	12,183
9,400	Bluewater Holding B.V., (Netherlands), VAR, 3.250%, 07/17/14 (e)	7,050
26,540	CMA CGM S.A., (France), 8.500%, 04/15/17 (e)	12,076
16,808	Commercial Barge Line Co., 12.500%, 07/15/17	18,258
22,860	General Maritime Corp., 12.000%, 11/15/17	12,001
4,537	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.625%, 11/01/17 (e)	3,783

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Marine — Continued
25,881	Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17	23,940
6,000	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19 (e)	5,250
13,580	Ultrapetrol Bahamas Ltd., (Bahamas), 9.000%, 11/24/14	13,274

		107,815

	Road & Rail — 1.0%
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
4,475	7.750%, 05/15/16	4,436
9,075	8.250%, 01/15/19	8,780
16,295	9.625%, 03/15/18	16,661
	Hertz Corp. (The),
7,127	6.750%, 04/15/19 (e)	6,646
2,298	7.500%, 10/15/18 (e)	2,252
	Kansas City Southern de Mexico S.A. de C.V., (Mexico),
5,975	6.125%, 06/15/21 (e)	5,960
5,873	6.625%, 12/15/20 (e)	6,108
4,484	Kansas City Southern Railway, 8.000%, 06/01/15 (m)	4,764
10,515	Quality Distribution LLC/QD Capital Corp., 9.875%, 11/01/18	10,502
23,824	RailAmerica, Inc., 9.250%, 07/01/17	25,730

		91,839

	Total Industrials	792,778

	Information Technology — 4.0%
	Communications Equipment — 0.7%
	Avaya, Inc.,
14,925	7.000%, 04/01/19 (e)	13,432
39,750	9.750%, 11/01/15	33,788
17,145	Brightstar Corp., 9.500%, 12/01/16 (e)	17,659
	EH Holding Corp.,
5,340	6.500%, 06/15/19 (e)	5,340
2,355	7.625%, 06/15/21 (e)	2,343

		72,562

	Computers & Peripherals — 0.5%
7,390	Seagate HDD, (Cayman Islands), 6.875%, 05/01/20	7,076
	Seagate HDD Cayman, (Cayman Islands),
4,665	7.000%, 11/01/21 (e)	4,409
13,570	7.750%, 12/15/18 (e)	13,468

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Computers & Peripherals — Continued
18,075	Seagate Technology HDD Holdings, (Cayman Islands), 6.800%, 10/01/16	18,346
8,193	Stratus Technologies Bermuda Ltd./Stratus Technologies, Inc., (Bermuda), 12.000%, 03/29/15	7,251

		50,550

	Electronic Equipment, Instruments & Components — 0.5%
15,559	Intcomex, Inc., 13.250%, 12/15/14	15,170
12,358	Kemet Corp., 10.500%, 05/01/18	13,161
3,200	Sanmina-SCI Corp., VAR, 2.997%, 06/15/14 (e)	3,088
2,219	Smart Modular Technologies WWH, Inc., (Cayman Islands), VAR, 5.746%, 04/01/12 (f) (i)	2,219
9,527	Viasystems, Inc., 12.000%, 01/15/15 (e)	10,444

		44,082

	Internet Software & Services — 0.2%
14,000	eAccess Ltd., (Japan), 8.250%, 04/01/18 (e)	13,510
	Equinix, Inc.,
1,200	7.000%, 07/15/21	1,218
7,225	8.125%, 03/01/18	7,658

		22,386

	IT Services — 0.9%
625	Compucom Systems, Inc., 12.500%, 10/01/15 (e)	630
	First Data Corp.,
4,795	8.250%, 01/15/21 (e)	4,100
1,080	8.875%, 08/15/20 (e)	1,069
1,073	9.875%, 09/24/15	982
25,067	12.625%, 01/15/21 (e)	23,688
24,020	iGate Corp., 9.000%, 05/01/16 (e)	22,699
22,490	Sitel LLC/Sitel Finance Corp., 11.500%, 04/01/18	19,117
15,310	Stream Global Services, Inc., 11.250%, 10/01/14	15,693
2,395	Unisys Corp., 12.750%, 10/15/14 (e)	2,682

		90,660

	Semiconductors & Semiconductor Equipment — 1.1%
	Advanced Micro Devices, Inc.,
9,370	7.750%, 08/01/20	9,511
11,200	8.125%, 12/15/17	11,508
	Amkor Technology, Inc.,
13,120	6.625%, 06/01/21 (e)	12,201
10,090	7.375%, 05/01/18	10,166

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	131

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Semiconductors & Semiconductor Equipment — Continued
	Freescale Semiconductor, Inc.,
22,425	8.050%, 02/01/20	21,416
8,000	9.250%, 04/15/18 (e)	8,420
8,169	10.125%, 03/15/18 (e)	8,863
1,009	10.750%, 08/01/20	1,057
18,478	MEMC Electronic Materials, Inc., 7.750%, 04/01/19 (e)	16,214
	NXP B.V./NXP Funding LLC, (Netherlands),
1,100	9.750%, 08/01/18 (e)	1,158
5,270	VAR, 2.999%, 10/15/13 (e)	5,112
2,850	STATS ChipPAC Ltd., (Singapore), 7.500%, 08/12/15 (e)	2,993

		108,619

	Software — 0.1%
2,500	Audatex North America, Inc., 6.750%, 06/15/18 (e)	2,456
4,070	Lawson Software, Inc., 11.500%, 07/15/18 (e)	3,724

		6,180

	Total Information Technology	395,039

	Materials — 8.2%
	Chemicals — 1.9%
7,869	Celanese US Holdings LLC, 6.625%, 10/15/18	8,341
	CF Industries, Inc.,
10,150	6.875%, 05/01/18	11,508
5,085	7.125%, 05/01/20	5,822
23,995	Chemtura Corp., 7.875%, 09/01/18	24,655
	Lyondell Chemical Co.,
16,111	8.000%, 11/01/17 (e)	17,843
45,380	11.000%, 05/01/18	50,656
7,085	Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.375%, 03/01/18 (e)	7,315
151	Nova Chemicals Corp., (Canada), 6.500%, 01/15/12	151
6,770	Omnova Solutions, Inc., 7.875%, 11/01/18	5,941
41,510	PolyOne Corp., 7.375%, 09/15/20	42,755
4,510	Rhodia S.A., (France), 6.875%, 09/15/20 (e)	5,265

		180,252

	Construction Materials — 0.6%
	Cemex S.A.B. de C.V., (Mexico),
2,350	9.000%, 01/11/18 (e)	1,939
12,000	VAR, 5.246%, 09/30/15 (e)	9,360
13,560	Hanson Ltd., (United Kingdom), 6.125%, 08/15/16	13,899
15,160	Texas Industries, Inc., 9.250%, 08/15/20	13,720

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Construction Materials — Continued
	Vulcan Materials Co.,
12,015	6.500%, 12/01/16	11,748
13,170	7.500%, 06/15/21	12,971

		63,637

	Containers & Packaging — 1.8%
	Ardagh Packaging Finance plc, (Ireland),
4,400	7.375%, 10/15/17 (e)	4,334
7,750	9.125%, 10/15/20 (e)	7,479
	Ball Corp.,
8,000	5.750%, 05/15/21	7,940
4,125	6.750%, 09/15/20	4,331
1,650	7.125%, 09/01/16	1,774
1,650	7.375%, 09/01/19	1,790
	Berry Plastics Corp.,
5,750	8.250%, 11/15/15	5,922
18,266	9.500%, 05/15/18	16,805
8,750	9.750%, 01/15/21	8,116
5,450	VAR, 4.999%, 02/15/15	5,123
1,500	BWAY Holding Co., 10.000%, 06/15/18	1,590
	Constar International, Inc.,
1,853	05/31/15 (f) (i)	1,853
4,127	11.000%, 12/31/17 (f) (i)	4,127
	Graphic Packaging International, Inc.,
5,200	7.875%, 10/01/18	5,460
4,275	9.500%, 06/15/17	4,649
1,000	Owens-Brockway Glass Container, Inc., 7.375%, 05/15/16	1,045
	Plastipak Holdings, Inc.,
4,116	8.500%, 12/15/15 (e)	4,137
8,500	10.625%, 08/15/19 (e)	9,095
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
11,100	6.875%, 02/15/21 (e)	10,323
7,633	7.125%, 04/15/19 (e)	7,232
8,700	7.875%, 08/15/19 (e)	8,613
11,540	8.250%, 02/15/21 (e)	9,722
6,600	8.500%, 10/15/16 (e)	6,748
13,525	8.750%, 05/15/18 (e)	12,071
11,125	9.000%, 04/15/19 (e)	10,013
7,970	9.875%, 08/15/19 (e)	7,492
	Smurfit-Stone Container Enterprises, Inc.,
25,818	8.000%, 03/15/17 (d) (f) (i)	452
19,431	8.375%, 07/01/12 (d) (f) (i)	340
5,925	Solo Cup Co., 10.500%, 11/01/13	6,043

		174,619

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Metals & Mining — 2.1%
6,923	AK Steel Corp., 7.625%, 05/15/20	6,369
2,785	Aleris International, Inc., 7.625%, 02/15/18 (e)	2,562
	APERAM, (Luxembourg),
4,900	7.375%, 04/01/16 (e)	4,508
7,043	7.750%, 04/01/18 (e)	6,515
1,323	Arch Western Finance LLC, 6.750%, 07/01/13	1,320
8,420	Atkore International, Inc., 9.875%, 01/01/18 (e)	8,188
1,000	Edgen Murray Corp., 12.250%, 01/15/15	952
11,858	Essar Steel Algoma, Inc., (Canada), 9.375%, 03/15/15 (e)	11,295
	FMG Resources August 2006 Pty Ltd., (Australia),
13,245	6.875%, 02/01/18 (e)	13,113
15,811	7.000%, 11/01/15 (e)	15,771
3,875	Gibraltar Industries, Inc., 8.000%, 12/01/15	3,817
3,300	James River Escrow, Inc., 7.875%, 04/01/19 (e)	2,987
4,170	JMC Steel Group, 8.250%, 03/15/18 (e)	4,076
17,110	Murray Energy Corp., 10.250%, 10/15/15 (e)	16,853
7,169	Noranda Aluminum Acquisition Corp., PIK, 4.417%, 05/15/15	6,614
	Novelis, Inc., (Canada),
16,820	8.375%, 12/15/17	17,367
8,255	8.750%, 12/15/20	8,688
6,835	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	6,835
4,500	Ryerson, Inc., 12.000%, 11/01/15	4,618
12,275	Severstal Columbus LLC, 10.250%, 02/15/18	12,705
5,950	Steel Dynamics, Inc., 7.625%, 03/15/20	6,292
7,865	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19	7,452
9,265	Thompson Creek Metals Co., Inc., (Canada), 7.375%, 06/01/18 (e)	8,454
	United States Steel Corp.,
1,075	6.050%, 06/01/17	1,029
5,231	7.000%, 02/01/18	5,022
9,685	7.375%, 04/01/20	9,177
1,252	Wolverine Tube, Inc., 6.000%, 06/28/14 (f) (i)	1,252
6,675	Xinergy Corp., 9.250%, 05/15/19 (e)	6,208

		200,039

	Paper & Forest Products — 1.8%
24,290	AbitibiBowater, Inc., 10.250%, 10/15/18 (e)	25,505
	Abitibi-Consolidated Co. of Canada, (Canada),
8,431	6.000%, 06/20/13 (d)	21
20,371	8.375%, 04/01/15 (d)	51

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Paper & Forest Products — Continued
	Abitibi-Consolidated, Inc.,
3,880	7.400%, 04/01/18 (d)	10
2,425	7.500%, 04/01/28 (d)	6
15,841	7.750%, 06/15/11 (d)	39
680	8.550%, 08/01/10 (d)	2
44,081	8.850%, 08/01/30 (d)	110
17,760	Appleton Papers, Inc., 10.500%, 06/15/15 (e)	17,804
5,250	Boise Paper Holdings LLC/Boise Co.-Issuer Co., 8.000%, 04/01/20	5,368
4,150	Bowater Canada Finance Corp., (Canada), 7.950%, 11/15/11 (d)	871
	Cascades, Inc., (Canada),
6,710	7.750%, 12/15/17	6,509
4,000	7.875%, 01/15/20	3,850
	Domtar Corp.,
2,015	7.125%, 08/15/15	2,217
5,377	10.750%, 06/01/17	6,694
	Georgia-Pacific LLC,
7,090	7.125%, 01/15/17 (e)	7,509
3,800	8.250%, 05/01/16 (e)	4,340
4,200	Longview Fibre Paper & Packaging, Inc., 8.000%, 06/01/16 (e)	4,158
	NewPage Corp.,
14,950	10.000%, 05/01/12	1,757
78,532	11.375%, 12/31/14	69,108
7,000	VAR, 6.504%, 05/01/12	822
	P.H. Glatfelter Co.,
6,810	7.125%, 05/01/16	6,912
3,200	Potlatch Corp., 7.500%, 11/01/19	3,248
1,100	Sappi Papier Holding GmbH, (Austria), 6.625%, 04/15/21 (e)	979
	Verso Paper Holdings LLC/Verso Paper, Inc.,
8,000	8.750%, 02/01/19	6,380
945	11.500%, 07/01/14	1,002

		175,272

	Total Materials	793,819

	Telecommunication Services — 5.2%
	Diversified Telecommunication Services — 2.3%
	Cincinnati Bell, Inc.,
37	7.000%, 02/15/15	37
7,125	8.250%, 10/15/17	7,107
4,840	8.750%, 03/15/18	4,537
	Clearwire Communications LLC/Clearwire Finance, Inc.,
160	12.000%, 12/01/15 (e)	150

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	133

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
49,404	12.000%, 12/01/15 (e)	46,687
	Frontier Communications Corp.,
6,340	7.125%, 03/15/19	6,237
800	8.125%, 10/01/18	827
3,945	8.250%, 04/15/17	4,103
13,095	8.500%, 04/15/20	13,717
3,945	8.750%, 04/15/22	4,043
2,965	Global Crossing Ltd., (Bermuda), 12.000%, 09/15/15	3,388
6,900	Level 3 Communications, Inc., 11.875%, 02/01/19 (e)	7,159
18,070	Level 3 Escrow, Inc., 8.125%, 07/01/19 (e)	17,166
	Level 3 Financing, Inc.,
5,500	8.750%, 02/15/17	5,390
15,396	9.250%, 11/01/14 (m)	15,588
22,370	9.375%, 04/01/19 (e)	21,923
14,015	PAETEC Holding Corp., 8.875%, 06/30/17 (m)	14,961
	Qwest Communications International, Inc.,
15,705	7.125%, 04/01/18	16,490
4,115	8.000%, 10/01/15	4,393
	Qwest Corp.,
996	7.625%, 06/15/15 (m)	1,108
1,000	8.375%, 05/01/16	1,140
	Windstream Corp.,
500	7.000%, 03/15/19	490
2,500	7.750%, 10/01/21	2,538
8,200	7.875%, 11/01/17	8,620
10,190	8.125%, 09/01/18	10,572

		218,371

	Wireless Telecommunication Services — 2.9%
6,160	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17 (e)	6,591
	Cricket Communications, Inc.,
4,810	7.750%, 05/15/16	4,870
27,325	7.750%, 10/15/20	24,319
1,370	Crown Castle International Corp., 9.000%, 01/15/15	1,476
4,270	iPCS, Inc., VAR, 2.379%, 05/01/13	3,961
	MetroPCS Wireless, Inc.,
9,000	6.625%, 11/15/20	8,415
8,200	7.875%, 09/01/18	8,313
68,800	Nextel Communications, Inc., 7.375%, 08/01/15 (m)	67,682
	NII Capital Corp.,
19,530	8.875%, 12/15/19	20,653

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Wireless Telecommunication Services — Continued
7,455	10.000%, 08/15/16	8,387
1,025	SBA Telecommunications, Inc., 8.250%, 08/15/19	1,084
	Sprint Nextel Corp.,
67,435	6.000%, 12/01/16 (m)	64,906
5,425	8.375%, 08/15/17	5,683
8,197	Vimpel Communications Via VIP Finance Ireland Ltd., OJSC, (Ireland), 7.748%, 02/02/21 (e)	8,054
	VimpelCom Holdings B.V., (Netherlands),
4,550	6.255%, 03/01/17 (e)	4,322
11,900	7.504%, 03/01/22 (e)	11,347
1,300	VAR, 4.246%, 06/29/14 (e)	1,313
	Wind Acquisition Finance S.A., (Luxembourg),
9,025	7.250%, 02/15/18 (e)	8,461
10,915	11.750%, 07/15/17 (e)	11,324
8,815	PIK, 12.250%, 07/15/17 (e)	8,815

		279,976

	Total Telecommunication Services	498,347

	Utilities — 4.2%
	Electric Utilities — 0.1%
2,500	PNM Resources, Inc., 9.250%, 05/15/15	2,788
4,000	Public Service Co. of New Mexico, 7.950%, 05/15/18	4,549

		7,337

	Gas Utilities — 0.1%
8,570	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18 (e)	8,270

	Independent Power Producers & Energy Traders — 3.3%
9,800	AES Corp. (The), 7.375%, 07/01/21 (e)	9,898
	AES Eastern Energy LP,
2,688	9.000%, 01/02/17	1,613
29,145	9.670%, 01/02/29	17,487
8,275	Calpine Construction Finance Co. LP and CCFC Finance Corp., 8.000%, 06/01/16 (e)	8,751
	Calpine Corp.,
10,011	7.250%, 10/15/17 (e)	10,136
45,750	7.500%, 02/15/21 (e)	46,207
2,700	7.875%, 07/31/20 (e)	2,768
16,900	7.875%, 01/15/23 (e)	17,238
	Dynegy Holdings, Inc.,
12,200	7.125%, 05/15/18 (m)	7,076
3,900	7.500%, 06/01/15	2,613
48,825	7.750%, 06/01/19	29,783
151	8.375%, 05/01/16	100

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Independent Power Producers & Energy Traders — Continued
41,590	Dynegy Roseton/Danskammer Pass-Through Trust, 7.670%, 11/08/16 (m)	28,073
	Edison Mission Energy,
13,102	7.000%, 05/15/17	9,171
58,706	7.200%, 05/15/19 (m)	39,040
3,980	First Wind Capital LLC, 10.250%, 06/01/18 (e)	3,801
646	FPL Energy Wind Funding LLC, 6.876%, 06/27/17 (e)	575
	GenOn Energy, Inc.,
2,600	7.875%, 06/15/17 (m)	2,522
19,285	9.875%, 10/15/20	19,381
	Homer City Funding LLC,
4,948	8.137%, 10/01/19	4,058
9,167	8.734%, 10/01/26	7,425
13,055	Midwest Generation LLC, 8.560%, 01/02/16	12,859
1,949	Mirant Mid Atlantic Pass-Through Trust, 10.060%, 12/30/28	2,124
	NRG Energy, Inc.,
9,145	7.625%, 05/15/19 (e)	8,916
9,740	7.875%, 05/15/21 (e)	9,594
11,050	8.500%, 06/15/19	11,271
2,157	Ormat Funding Corp., 8.250%, 12/30/20 (m)	2,049
13,903	Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5,353

		319,882

	Multi-Utilities — 0.7%
	Energy Future Holdings Corp.,
11,306	9.750%, 10/15/19	11,015
650	10.875%, 11/01/17	533
53,990	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/20	54,469

		66,017

	Total Utilities	401,506

	Total Corporate Bonds (Cost $7,749,073)	7,708,864

SHARES
Common Stocks — 0.8%
	Consumer Discretionary — 0.4%
	Automobiles — 0.3%
1,302	General Motors Co. (a)	31,292

	Broadcasting & Cable TV — 0.0% (g)
9,055	Adelphia Recovery Trust	9

SHARES	SECURITY DESCRIPTION	VALUE($)

	Leisure Equipment & Products — 0.1%
458	New True Temper Holdings Corp., Inc. (a) (f) (i)	3,437

	Textiles, Apparel & Luxury Goods — 0.0% (g)
228	Broder Brothers Co. (a) (f) (i)	2,399
66	WestPoint International, Inc. (a) (f) (i)	—

		2,399

	Total Consumer Discretionary	37,137

	Consumer Staples — 0.0% (g)
	Food Products — 0.0% (g)
585	Eurofresh, Inc., ADR (a) (f) (i)	—

	Financials — 0.0% (g)
	Diversified Financial Services — 0.0% (g)
1	Leucadia National Corp.	23

	Industrials — 0.0% (g)
	Commercial Services & Supplies — 0.0% (g)
22	Quad/Graphics, Inc.	466

	Information Technology — 0.1%
	Computers & Peripherals — 0.0% (g)
575	Stratus Technologies, Inc., ADR (a) (f) (i)	—

	IT Services — 0.0% (g)
92	Unisys Corp. (a)	1,617

	Semiconductors & Semiconductor Equipment — 0.1%
325	MagnaChip Semiconductor S.A., (Luxembourg) (a) (f) (i)	2,171
236	MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., (Luxembourg) (a) (f) (i)	1,572

		3,743

	Total Information Technology	5,360

	Materials — 0.3%
	Chemicals — 0.2%
482	LyondellBasell Industries N.V., (Netherlands), Class A	16,695

	Construction Materials — 0.0% (g)
399	U.S. Concrete, Inc. (a)	2,274

	Containers & Packaging — 0.0% (g)
58	Constar International, Inc., ADR (a) (f) (i)	16

	Metals & Mining — 0.0% (g)
46	Wolverine Tube, Inc., ADR (a) (f) (i)	1,161

	Paper & Forest Products — 0.1%
787	AbitibiBowater, Inc., (Canada) (a)	13,367

	Total Materials	33,513

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	135

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
		Telecommunication Services — 0.0% (g)
		Diversified Telecommunication Services — 0.0% (g)
2		AboveNet, Inc.	107
1		XO Holdings, Inc. (a) (f) (i)	—

			107

		Wireless Telecommunication Services — 0.0% (g)
—	(h)	USA Mobility, Inc.	1

		Total Telecommunication Services	108

		Utilities — 0.0% (g)
		Independent Power Producers & Energy Traders — 0.0% (g)
19		GenOn Energy, Inc. (a)	59

		Total Common Stocks (Cost $95,362)	76,666

Preferred Stocks — 0.5%
		Consumer Discretionary — 0.0% (g)
		Automobiles — 0.0% (g)
63		General Motors Co., 4.750%, 12/01/13	2,512

		Media — 0.0% (g)
77		Spanish Broadcasting System, Inc. (a) (f) (i)	—	(h)
1		Spanish Broadcasting System, Inc., PIK, 10.750%, 10/03/11 (a) (f) (i) (x)	553

		Total Consumer Discretionary	3,065

		Consumer Staples — 0.0% (g)
		Food Products — 0.0% (g)
1		Eurofresh, Inc., ADR (a) (f) (i)	—

		Financials — 0.5%
		Commercial Banks — 0.2%
112		CoBank ACB, 7.000%, 10/03/11 (e) (x)	5,135
95		CoBank ACB, Series C, 11.000%, 07/01/13 (e) (x)	5,219
161		CoBank ACB, Series D, 11.000%, 10/01/14 (x)	8,763

			19,117

		Consumer Finance — 0.3%
20		Ally Financial, Inc., 7.000%, 12/31/11 (e) (x)	15,123
326		Citigroup Capital XIII, VAR, 7.875%, 10/30/40	8,499
226		GMAC Capital Trust I, VAR, 8.125%, 02/15/40	4,825

			28,447

		Total Financials	47,564

		Information Technology — 0.0% (g)
		Computers & Peripherals — 0.0% (g)
131		Stratus Technologies, Inc., ADR (a) (f) (i)	—

SHARES	SECURITY DESCRIPTION	VALUE($)

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
6	Constar International, Inc. (a) (f) (i)	1,228

	Total Preferred Stocks (Cost $64,105)	51,857

PRINCIPAL AMOUNT($)
Loan Participations & Assignments — 14.4%
	Consumer Discretionary — 5.7%
	Auto Components — 0.3%
	Autoparts Holdings Ltd., Term Loan,
3,245	VAR, 6.500%, 07/29/17	3,180
1,655	VAR, 6.500%, 07/29/17	1,622
19,975	Remy International, Term Loan B, VAR, 6.250%, 12/16/16	19,176
2,935	UCI International, Inc., Term Loan, VAR, 5.500%, 07/26/17	2,851

		26,829

	Automobiles — 0.4%
43,750	Chrysler, Term Loan B, VAR, 6.000%, 05/24/17	39,244

	Diversified Consumer Services — 0.1%
3,000	Realogy Corp., Extended Term Loan/Extended Synthetic Commitments, VAR, 10/10/16^	2,469
11,600	Tishman Speyer Office, Term Loan, VAR, 8.000%, 05/04/12	11,353

		13,822

	Gaming — 1.4%
5,057	Boyd Gaming Corp., Term Loan, VAR, 3.721%, 12/17/15	4,615
	Caesars Entertainment Operating Co., Inc., Term B-2 Loan,
29,252	VAR, 3.218%, 01/28/15	25,202
47,274	VAR, 3.253%, 01/28/15	40,730
23,160	CCM Merger, Inc., Term Loan, VAR, 7.000%, 03/01/17	22,349
1,000	Citycenter Holdings LLC, Term Loan, VAR, 7.500%, 01/21/15	969
	Golden Nugget, Inc., Additional Term Advance,
74	VAR, 3.190%, 06/30/14	63
66	VAR, 3.190%, 06/30/14	56
222	VAR, 3.190%, 06/30/14	189
73	VAR, 3.190%, 06/30/14	63
	Golden Nugget, Inc., Term Advance,
765	VAR, 3.190%, 06/30/14	652

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Loan Participations & Assignments — Continued
	Gaming — Continued
	Isle of Capri Casinos, Inc., Term Loan B,
4,844	VAR, 4.750%, 11/01/13	4,646
229	VAR, 4.750%, 11/01/13	220
	MGM Resorts International, Class C Loan,
8,075	VAR, 7.000%, 02/21/14	7,696
7,925	VAR, 7.000%, 02/21/14	7,552
18,000	MGM Resorts International, Extended Term Loan E, VAR, 7.000%, 02/21/14	17,172

		132,174

	Hotels, Restaurants & Leisure — 0.5%
4,000	Burger King Corp., Tranche B Term Loan, VAR, 10/19/16^	3,790
7,547	DineEquity Inc., Term B1 Loan, VAR, 4.250%, 10/19/17	7,245
2,141	Outback Steakhouse, Prefunded RC Commitment, VAR, 0.069%, 06/14/13	1,966
24,400	Outback Steakhouse, Term Loan B, VAR, 2.563%, 06/14/14	22,414
12,825	Rock Ohio Caesars LLC, Term Loan, VAR, 08/15/17^	12,440
4,232	Wendy’s/Arby’s Restaurants LLC, Term Loan, VAR, 5.000%, 05/24/17	4,172

		52,027

	Media — 1.8%
17,135	Cengage Learning Acquisitions, Term Loan, VAR, 2.500%, 07/03/14	14,166
34,626	Clear Channel Communications, Inc., Term Loan B, VAR, 3.837%, 01/29/16	25,915
	Entercom Radio LLC, Term Loan A,
5,866	VAR, 1.346%, 06/30/12	5,570
3,719	VAR, 3.375%, 06/30/12	3,532
5,138	High Plains Broadcasting Operating Co. LLC, Term Loan, VAR, 9.000%, 09/14/16	5,035
5,125	Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 5.250%, 04/28/17	4,877
2,425	Hubbard Radio LLC, 2nd Lien Term Loan C, VAR, 8.750%, 04/30/18	2,332
1,250	Live Nation Entertainment, Inc., Term Loan B, VAR, 11/07/16^	1,185
	Media General, Inc., Term Loan,
2,005	VAR, 4.719%, 03/29/13	1,716
6,677	VAR, 4.819%, 03/29/13	5,714
	Miramax Film NY LLC, 1st Lien Term Loan,
2,945	VAR, 7.750%, 06/22/16	2,901
18,797	Newport Television LLC, Term Loan, VAR, 9.000%, 09/14/16	18,422

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — Continued
3,820	Newsday, Fixed Rate Term Loan, VAR, 10.500%, 08/01/13	3,944
2,000	Nielsen Finance LLC, Class B Dollar Term Loan, VAR, 3.956%, 05/02/16	1,880
	R.H. Donnelley, Inc., Exit Term Loan,
2,889	VAR, 9.000%, 10/24/14	1,636
11,369	VAR, 9.000%, 10/24/14	6,437
11,728	VAR, 9.000%, 10/24/14	6,641
15,461	Radio One, 1st Lien Term Loan B, VAR, 7.500%, 03/31/16	14,920
11,703	Univision Communications, Inc., Extended 1st Lien Term Loan,
	VAR, 4.471%, 03/31/17	10,064
25,856	Univision Communications, Inc., Initial Term Loan, VAR, 2.221%, 09/29/14	23,158
	Vertis, Inc., 1st Lien Term Loan,
14,641	VAR, 11.750%, 12/21/15	12,153
238	VAR, 11.750%, 12/21/15	197
2,000	Weather Channel (The), Term Loan, VAR, 02/11/17^	1,927

		174,322

	Specialty Retail — 1.2%
4,350	Academy Sports & Outdoors, 1st Lien Term Loan, VAR, 6.000%, 08/03/18	4,129
	Claire’s Stores, Term Loan B,
70,592	VAR, 2.996%, 05/29/14	61,326
17,094	VAR, 3.003%, 05/29/14	14,851
11,744	Gymboree , 1st Lien Term Loan, VAR, 5.000%, 02/23/18	10,443
	J. Crew, 1st Lien Term Loan,
8,678	VAR, 4.750%, 03/07/18	7,729
2,893	VAR, 4.750%, 03/07/18	2,576
4,000	J. Crew, Initial Loan, VAR, 03/04/18^	3,563
2,400	Michael’s Stores, Term B-1 Loan, VAR, 10/31/13^	2,268
	Michael’s Stores, Term B-2 Loan,
7,120	VAR, 4.750%, 07/31/16	6,700

		113,585

	Textiles, Apparel & Luxury Goods — 0.0% (g)
2,250	BCBG Max Azria, 1st Lien Term Loan, VAR, 9.720%, 06/09/15	2,108

	Total Consumer Discretionary	554,111

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	137

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Loan Participations & Assignments — Continued
	Consumer Staples — 1.1%
	Food & Staples Retailing — 0.4%
15,759	Rite Aid Corp., 1st Lien Term Loan 5, VAR, 4.500%, 03/03/18	14,577
	Rite Aid Corp., Tranche 2 Term Loan,
9,936	VAR, 1.960%, 06/04/14	9,085
10,012	VAR, 1.970%, 06/04/14	9,155
8,467	VAR, 1.980%, 06/04/14	7,742

		40,559

	Food Products — 0.4%
	Bolthouse Farms, 1st Lien Term Loan,
9,442	VAR, 5.500%, 02/11/16	9,190
8	VAR, 5.750%, 02/11/16	8
1,500	Del Monte Corp., Initial Term Loan, VAR, 03/08/18^	1,414
	Dole Food Co., Tranche B-2 Term Loan,
471	VAR, 5.000%, 07/08/18	453
471	VAR, 5.000%, 07/08/18	454
471	VAR, 5.000%, 07/08/18	453
471	VAR, 5.000%, 07/08/18	454
471	VAR, 5.000%, 07/08/18	454
471	VAR, 5.000%, 07/08/18	454
141	VAR, 6.000%, 07/08/18	136
	Dole Food Co., Tranche C-2 Term Loan,
707	VAR, 5.000%, 07/08/18	680
707	VAR, 5.000%, 07/08/18	680
707	VAR, 5.000%, 07/08/18	680
471	VAR, 5.000%, 07/08/18	454
471	VAR, 5.000%, 07/08/18	454
707	VAR, 5.000%, 07/08/18	680
707	VAR, 5.000%, 07/08/18	681
707	VAR, 5.000%, 07/08/18	680
330	VAR, 6.000%, 07/08/18	318
	Pierre Foods, Inc., 1st Lien Term Loan,
10,329	VAR, 7.000%, 09/30/16	9,987
25	VAR, 7.000%, 09/30/16	24
6,160	Pierre Foods, Inc., 2nd Lien Term Loan, VAR, 11.250%, 09/29/17	6,037

		34,825

	Personal Products — 0.3%
	NBTY, Inc., Term B-1 Loan,
7,750	VAR, 4.250%, 10/01/17	7,450
503	VAR, 4.250%, 10/01/17	483
503	VAR, 4.250%, 10/01/17	484

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Personal Products — Continued
	Targus, 1st Lien Term Loan,
4,489	VAR, 11.000%, 05/24/16	4,303
11	VAR, 11.000%, 05/24/16	11
17,164	Visant Corp., 1st Lien Term Loan, VAR, 5.250%, 12/22/16	15,558

		28,289

	Total Consumer Staples	103,673

	Energy — 0.3%
	Oil, Gas & Consumable Fuels — 0.3%
4,632	Big West Oil, Term Loan B, VAR, 7.000%, 03/31/16	4,585
15,780	MEG Energy Corp., Term Loan B, VAR, 4.000%, 03/18/18	15,090
6,334	Western Refining, Inc., Term Loan B, VAR, 7.500%, 03/15/17	6,226

	Total Energy	25,901

	Financials — 1.9%
	Capital Markets — 0.2%
20,356	Pinafore LLC/Pinafore, Inc., Term Loan B1, VAR, 4.250%, 09/29/16	19,536

	Diversified Financial Services — 1.4%
137,120	Capmark Financial Group, U.S. Term Loan, VAR, 5.250%, 03/23/11 (d)	74,731
7,575	Capmark Financial Group, Unsecured Bridge Loan, VAR, 5.250%, 03/23/11 (d)	4,147
	Clarke American Corp., Term Loan B,
8,561	VAR, 2.721%, 06/30/14	7,105
6,237	VAR, 2.721%, 06/30/14	5,177
5,173	VAR, 2.746%, 06/30/14	4,294
13,392	VAR, 2.746%, 06/30/14	11,115
8,903	VAR, 2.746%, 06/30/14	7,390
3,350	International Lease Finance Corp., Term Loan 1, VAR, 6.750%, 03/17/15	3,350
22,000	Ocwen Financial Corp., Term Loan, VAR, 06/30/16^	21,230

		138,539

	Insurance — 0.0% (g)
2,493	CNO Financial Group, Inc., B-1 Term Loan, VAR, 6.250%, 09/30/16	2,437
983	USI Holdings Corp., Series C, New Term Loan, VAR, 7.000%, 05/05/14	929

		3,366

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Loan Participations & Assignments — Continued
	Real Estate Investment Trusts (REITs) — 0.3%
	I-Star, Term Loan A-1,
13,634	VAR, 5.000%, 06/28/13	13,248
9,896	VAR, 5.000%, 06/28/13	9,616

		22,864

	Total Financials	184,305

	Health Care — 0.3%
	Health Care Providers & Services — 0.1%
1,000	Community Health Systems, Inc., Extended Term Loan, VAR, 01/25/17^	914
486	Community Health Systems, Inc., Non Extended Delay Draw, VAR, 07/25/14^	450
3,000	HCA, Inc., Term Loan B-3, VAR, 3.496%, 05/01/18	2,815
1,000	IASIS Healthcare, Term Loan B, VAR, 05/03/18^	922
3,588	inVentiv Health, Consolidated Term Loan, VAR, 4.750%, 08/04/16	3,385
1,629	Vanguard Health Systems, Term Loan B, VAR, 5.000%, 01/29/16	1,545

		10,031

	Pharmaceuticals — 0.2%
	Axcan Pharmaceuticals, Term Loan,
11,119	VAR, 5.500%, 02/10/17	10,029
1,199	VAR, 5.500%, 02/10/17	1,082
	Capsugel Holdings, Inc., Term Loan,
4,040	VAR, 5.250%, 08/01/18	3,902
20	VAR, 5.250%, 08/01/18	20
2,431	Catalent Pharma Solutions, Inc., Dollar Term Loan, VAR, 2.437%, 04/10/14	2,142

		17,175

	Total Health Care	27,206

	Industrials — 1.4%
	Aerospace & Defense — 0.1%
10,300	Ducommun, Inc., Term Loan B, VAR, 5.500%, 06/28/17	9,991

	Airlines — 0.1%
10,424	Delta Air Lines, Inc., Term Loan, VAR, 4.250%, 03/07/16	9,473
	United Airlines, Term Loan B,
1,432	VAR, 2.250%, 02/01/14	1,310
568	VAR, 2.250%, 02/01/14	519

		11,302

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Building Products — 0.2%
561	Jacuzzi Brands, Inc., 1st Lien Synthetic Credit Facility, VAR, 0.146%, 02/07/14	404
	Jacuzzi Brands, Inc., 1st Lien Term Loan B,
13	VAR, 2.469%, 02/07/14	9
6,129	VAR, 2.503%, 02/07/14	4,413
	Nortek, Inc., 1st Lien Term Loan,
11,882	VAR, 5.250%, 04/26/17	10,693
34	VAR, 5.250%, 04/26/17	31
4	VAR, 6.250%, 04/26/17	4

		15,554

	Commercial Services & Supplies — 0.4%
4,150	Baker Corp. International, Term Loan, VAR, 5.000%, 06/01/18	3,943
14,343	Cenveo Corp., Term Loan, VAR, 6.250%, 12/21/16	13,749
14,700	SCH Group, 1st Lien Term Loan, VAR, 6.625%, 04/28/17	12,789
7,680	SCH Group, 2nd Lien Term Loan, VAR, 10.500%, 04/30/18	6,758

		37,239

	Electrical Equipment — 0.1%
216	Electrical Components International, Inc., Synthetic Revolving Loan Commitment, VAR, 1.400%, 02/04/16	208
3,437	Electrical Components International, Inc., Term Loan, VAR, 6.750%, 02/04/17 (f) (i)	3,317
3,150	Sensata Technologies B.V., Term Loan, VAR, 4.000%, 05/12/18	3,028

		6,553

	Industrial Conglomerates — 0.1%
12,790	BOC Edwards, Extended Term Loan, VAR, 5.500%, 05/31/16	11,756
398	BOC Edwards, New Term Loan, VAR, 5.500%, 05/31/16	366
2,000	Norit Holding B.V., Term Loan, VAR, 7.500%, 07/10/17	1,950

		14,072

	Industrial Machinery — 0.1%
13,138	Intelligrated Inc., Term Loan, VAR, 7.500%, 02/17/17	12,744

	Machinery — 0.2%
17,800	Milacron Holdings, Inc., Term Loan, VAR, 7.500%, 05/15/17	17,266

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	139

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Loan Participations & Assignments — Continued
	Road & Rail — 0.1%
	Swift Transportation Co., Term Loan,
10,365	VAR, 6.000%, 12/21/16	9,873
1,140	VAR, 6.000%, 12/21/16	1,086

		10,959

	Total Industrials	135,680

	Information Technology — 1.2%
	Communications Equipment — 0.4%
7,740	Avaya, Inc., Term Loan B-1, VAR, 3.064%, 10/24/14	6,886
15,548	Avaya, Inc., Term Loan B-3 Extending Tranche, VAR, 4.814%, 10/26/17	13,394
	Syniverse Holdings, Inc., Term Loan B,
14,323	VAR, 5.250%, 12/21/17	13,929
36	VAR, 5.250%, 12/21/17	35

		34,244

	Computers & Peripherals — 0.0% (g)
3,499	Stratus Technologies, Inc., 2nd Lien Term Loan, VAR, 5.330%, 06/30/15	1,872

	Electronic Equipment, Instruments & Components — 0.2%
11,974	CDW Corp., Extended Term Loan, VAR, 4.500%, 07/15/17	10,866
2,935	CDW Corp., Non Extended B-1 Term Loan, VAR, 3.707%, 10/10/14	2,759
	Sensus USA, Inc., 1st Lien Term Loan,
5,645	VAR, 4.750%, 05/09/17	5,419
26	VAR, 5.750%, 05/09/17	25
1,430	Sensus USA, Inc., 2nd Lien Term Loan, VAR, 8.500%, 05/09/18	1,380

		20,449

	Internet Software & Services — 0.1%
6,766	Softlayer Technologies, Inc., Term Loan, VAR, 7.250%, 11/09/16	6,478

	IT Services — 0.4%
1,155	CompuCom Systems, Term Loan, VAR, 3.730%, 08/25/14 (f) (i)	1,039
10,586	First Data Corp., Initial Tranche B1, VAR, 2.967%, 09/24/14	9,307
22,924	First Data Corp., Initial Tranche B3, VAR, 2.967%, 09/24/14	20,144
4,512	Interactive Data Corp., Term Loan B, VAR, 4.500%, 02/11/18	4,267
	Transaction Network Services, Inc., Initial Term Loan,
3,953	VAR, 6.000%, 11/18/15	3,848

		38,605

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Semiconductors & Semiconductor Equipment — 0.1%
13,758	Freescale Semiconductor, Inc., Extended Maturity Term Loan, VAR, 4.438%, 12/01/16	12,509

	Total Information Technology	114,157

	Materials — 1.1%
	Chemicals — 0.8%
8,549	AZ Chem U.S., Inc., Term Loan, VAR, 4.750%, 11/21/16	8,242
7,925	Cristal Inorganic Chemicals (Millennium), 2nd Lien Term Loan, VAR, 5.996%, 11/15/14	7,667
23,203	Momentive Performance, Tranche B-1B Term Loan, VAR, 3.750%, 05/05/15	20,651
	Nexeo Solutions, Term Loan,
2,910	VAR, 5.000%, 09/08/17	2,679
2,343	VAR, 5.000%, 09/08/17	2,158
2,343	VAR, 5.000%, 09/08/17	2,158
7,325	OM Group, Term Loan B, VAR, 5.750%, 08/01/17	7,160
12,870	Rentech Energy Midwest Corp., Term Loan, VAR, 10.000%, 06/10/16	12,613
	Styron, 1st Lien Term Loan,
15,946	VAR, 6.000%, 08/02/17	14,650
35	VAR, 6.000%, 08/02/17	32

		78,010

	Containers & Packaging — 0.2%
750	BWAY Holding Co., Term Loan B/Term Loan C, 4.500%, 02/23/18^	707
	Graham Packaging Co. LP, Term Loan D,
495	VAR, 6.000%, 09/23/16	490
5	VAR, 6.000%, 09/23/16	5
493	VAR, 6.000%, 09/23/16	488
	Reynolds Group Holdings, U.S. Term Loan,
5,951	VAR, 6.500%, 02/09/18	5,689
5,285	VAR, 6.500%, 02/09/18	5,052
3,078	VAR, 6.500%, 02/09/18	2,943

		15,374

	Metals & Mining — 0.1%
7,282	American Rock Salt, 1st Lien Term Loan, VAR, 5.500%, 04/25/17	6,981
2,250	Novelis, Inc., Term Loan, VAR, 03/10/17^	2,126

		9,107

	Total Materials	102,491

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Loan Participations & Assignments — Continued
	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.4%
	Level 3 Communications, Inc., Tranche A Term Loan,
8,679	VAR, 2.492%, 03/13/14	8,019
21,696	VAR, 2.496%, 03/13/14	20,047
12,300	Level 3 Communications, Tranche B II Term Loan, VAR, 10/31/18^	11,593
1,000	Level 3 Communications, Tranche B Term Loan, VAR, 11.500%, 03/13/14	1,039

	Total Telecommunication Services	40,698

	Utilities — 1.0%
	Electric Utilities — 0.2%
7,095	Dynegy Midwest Generation, Term Loan, VAR, 9.250%, 08/05/16	6,853
13,655	Dynegy Power LLC, Term Loan, VAR, 9.250%, 08/05/16	13,416

		20,269

	Independent Power Producers & Energy Traders — 0.8%
3,889	GenOn Energy, Inc., Term Loan B, VAR, 6.000%, 09/20/17	3,721
	Texas Competitive Electric Holdings Co. LLC, Extended-Term Loan,
23,015	VAR, 4.706%, 10/10/17	16,916
24,452	VAR, 4.772%, 10/10/17	17,972
28	VAR, 4.772%, 10/10/17	21
	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan,
45,943	VAR, 3.706%, 10/10/14	34,917
56	VAR, 3.772%, 10/10/14	42
5,500	TPF Generation Holdings LLC, 2nd Lien Term Loan, VAR, 4.496%, 12/15/14	5,106

		78,695

	Total Utilities	98,964

	Total Loan Participations & Assignments (Cost $1,425,900)	1,387,186

NUMBER OF RIGHTS	SECURITY DESCRIPTION	VALUE($)

Rights — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Textiles, Apparel & Luxury Goods — 0.0% (g)
65	WestPoint International, Inc., expiring 02/15/18 (a) (f) (i) (Cost $—)	—

NUMBER OF WARRANTS
Warrants — 0.2%
	Consumer Discretionary — 0.2%
	Automobiles — 0.2%
	General Motors Co.,
748	expiring 7/10/16 (Strike Price $10.00) (a)	11,434
748	expiring 7/10/19 (Strike Price $18.33) (a)	7,896

	Total Warrants (Cost $27,304)	19,330

SHARES
Short-Term Investments — 3.7%
	Investment Companies — 3.7%
354,095	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.060% (b) (l)	354,095

5,000	JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.010% (b) (l)	5,000

	Total Short-Term Investments (Cost $359,095)	359,095

	Total Investments — 99.6% (Cost $9,730,374)	9,611,843
	Other Assets in Excess of Liabilities — 0.4%	42,970

	NET ASSETS — 100.0%	$9,654,813

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	141

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

Credit Default Swaps—Sell Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 8/31/11 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [4]
Bank of America:
Clear Channel Communications Inc., 6.875%, 06/15/18	5.000% quarterly	9/20/2012	8.696%	$5,000	$(138)	$315

[1]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay any upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap amounts, are also indicative contract. Increasing values, in absolute terms and relative to notional of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — 2.2%
	AH Mortgage Advance Trust,
1,750	Series 2010-ADV1, Class A1, 3.968%, 08/15/22 (e)	1,750
1,894	Series SART-1, Class A1, 2.630%, 05/10/42 (e)	1,896
7,667	Series SART-1, Class A2, 3.370%, 05/10/43 (e)	7,675
1,281	Arch Bay Asset-Backed Securities, Series 2010-2, Class A, VAR, 4.125%, 04/25/57 (e)	1,274
1,929	Asset-Backed Funding Certificates, Series 2005-AQ1, Class A4, SUB, 5.010%, 06/25/35	1,783
373	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.588%, 04/25/36	266
	Chase Funding Mortgage Loan Asset-Backed Certificates,
2,276	Series 2002-3, Class 1A5, SUB, 5.407%, 06/25/32	2,215
1,332	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	1,280
1,505	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	1,419
	Citigroup Mortgage Loan Trust, Inc.,
294	Series 2003-HE3, Class A, VAR, 0.598%, 12/25/33	254
2,757	Series 2011-5, Class 1A1, VAR, 0.384%, 02/25/46 (e) (f) (i)	2,523
129	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.236%, 01/25/36	76
200	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF17, Class A4, VAR, 0.318%, 12/25/36	182
1,200	Freedom Trust, Series 2011-1, Class A13, VAR, 1.064%, 11/30/37 (e) (f) (i)	1,134
	HSBC Home Equity Loan Trust,
448	Series 2005-2, Class A1, VAR, 0.483%, 01/20/35	395
584	Series 2006-1, Class A1, VAR, 0.373%, 01/20/36	546
423	Series 2006-2, Class A1, VAR, 0.363%, 03/20/36	397
658	Series 2007-1, Class AS, VAR, 0.413%, 03/20/36	553
1,760	Series 2007-3, Class APT, VAR, 1.413%, 11/20/36	1,570
346	Indymac Residential Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.418%, 03/25/36	200

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,432	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.568%, 07/25/34 (e)	1,367
	Long Beach Mortgage Loan Trust,
2,200	Series 2004-1, Class M1, VAR, 0.968%, 02/25/34	1,673
371	Series 2006-8, Class 2A2, VAR, 0.308%, 09/25/36	121
645	Series 2006-WL2, Class 2A3, VAR, 0.418%, 01/25/36	492
1,728	Mid-State Trust, Series 2010-1, Class A, 3.500%, 12/15/45 (e)	1,751
10,000	Nationstar Mortgage Advance Receivable Trust, Series 2009-ADV1, Class A1, VAR, 3.218%, 12/26/22 (e)	10,007
1,434	NCUA Guaranteed Notes, Series 2010-A1, Class A, VAR, 0.556%, 12/07/20	1,435
700	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.241%, 11/25/33	666
857	Newcastle Investment Trust, Series 2011-MH1, Class A, 2.450%, 12/10/33 (e)	867
	PennyMac Loan Trust,
355	Series 2010-NPL1, Class A, VAR, 4.250%, 05/25/50 (e)	355
1,605	Series 2010-NPL1, Class M1, VAR, 5.000%, 05/25/50 (e)	1,581
	Real Estate Asset Trust,
1,175	Series 2011-2A, Class A1, 5.750%, 05/25/49 (e) (f) (i)	1,174
1,482	Series 2011-3A, Class A1, 5.440%, 06/25/31 (e)	1,482
500	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	219
	Residential Asset Mortgage Products, Inc.,
1,104	Series 2004-RS6, Class AI4, VAR, 5.457%, 05/25/32	1,095
412	Series 2004-RS8, Class AI6, SUB, 4.980%, 08/25/34	390
1,200	Series 2005-EFC5, Class A3, VAR, 0.558%, 10/25/35	981
1,500	Residential Asset Securities Corp., Series 2005-KS9, Class A3, VAR, 0.588%, 10/25/35	1,411
2,840	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (f) (i)	2,834
348	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	294

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	143

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — Continued
1,360		Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	1,360
1,000		Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.488%, 06/25/35	915
		Structured Asset Securities Corp.,
785		Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	796
685		Series 2002-AL1, Class A2, 3.450%, 02/25/32	624

		Total Asset-Backed Securities (Cost $61,988)	61,278

Collateralized Mortgage Obligations — 62.2%
		Agency CMO — 41.4%
1,908		Federal Home Loan Bank, 4.720%, 09/20/12	1,978
1,945		Federal Home Loan Bank System, Series 2000-1067, Class 1, 5.300%, 06/15/12	1,981
		Federal Home Loan Mortgage Corp. REMICS,
28		Series 11, Class D, 9.500%, 07/15/19	30
16		Series 22, Class C, 9.500%, 04/15/20	18
23		Series 23, Class F, 9.600%, 04/15/20	25
14		Series 30, Class D, 9.500%, 02/15/20	16
1		Series 41, Class I, HB, 84.000%, 05/15/20	1
7		Series 47, Class F, 10.000%, 06/15/20	8
89		Series 77, Class H, 8.500%, 09/15/20	100
3		Series 81, Class A, 8.125%, 11/15/20	4
8		Series 84, Class F, 9.200%, 10/15/20	9
8		Series 99, Class Z, 9.500%, 01/15/21	8
—	(h)	Series 180, Class J, HB, 1,010.000%, 09/15/21	—	(h)
—	(h)	Series 186, Class I, HB, 1,009.500%, 08/15/21	1
—	(h)	Series 189, Class K, HB, 1,009.500%, 10/15/21	1
1,835		Series 197, Class PO, PO, 04/01/28	1,733
—	(h)	Series 204, Class E, HB, IF, 1,838.732%, 05/15/23	9
—	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	2
5		S’eries 1065, Class J, 9.000%, 04/15/21	6
11		Series 1079, Class S, HB, IF, 33.150%, 05/15/21	21
—	(h)	Series 1082, Class D, HB, 1,007.780%, 05/15/21	1
6		Series 1084, Class F, VAR, 1.200%, 05/15/21	7
5		Series 1084, Class S, HB, IF, 44.100%, 05/15/21	8
8		Series 1133, Class H, 7.000%, 09/15/21	9
19		Series 1144, Class KB, 8.500%, 09/15/21	23

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	1
—	(h)	Series 1196, Class B, HB, IF, 1,169.001%, 01/15/22	8
51		Series 1343, Class LA, 8.000%, 08/15/22	61
25		Series 1343, Class LB, 7.500%, 08/15/22	30
83		Series 1374, Class Z, 7.000%, 10/15/22	94
24		Series 1395, Class G, 6.000%, 10/15/22	27
212		Series 1401, Class J, 7.000%, 10/15/22	240
304		Series 1466, Class PZ, 7.500%, 02/15/23	350
9		Series 1470, Class F, VAR, 2.338%, 02/15/23	9
9		Series 1505, Class QB, HB, IF, 20.183%, 05/15/23	13
91		Series 1518, Class G, IF, 8.854%, 05/15/23	108
70		Series 1526, Class L, 6.500%, 06/15/23	74
15		Series 1540, Class IA, 7.000%, 06/15/13	15
97		Series 1541, Class O, VAR, 1.920%, 07/15/23	99
915		Series 1552, Class IA, IF, 15.557%, 08/15/23	1,167
23		Series 1570, Class F, VAR, 2.838%, 08/15/23	24
58		Series 1570, Class SA, HB, IF, 21.698%, 08/15/23	84
248		Series 1578, Class K, 6.900%, 09/15/23	283
28		Series 1578, Class V, IO, 7.000%, 09/15/23	6
560		Series 1591, Class PV, 6.250%, 10/15/23	595
74		Series 1596, Class D, 6.500%, 10/15/13	77
15		Series 1602, Class SA, HB, IF, 21.937%, 10/15/23	23
157		Series 1609, Class LG, IF, 16.792%, 11/15/23	190
736		Series 1628, Class LZ, 6.500%, 12/15/23	834
681		Series 1638, Class H, 6.500%, 12/15/23	790
969		Series 1644, Class K, 6.750%, 12/15/23	1,012
838		Series 1658, Class GZ, 7.000%, 01/15/24	962
6		Series 1671, Class QC, IF, 10.000%, 02/15/24	6
349		Series 1677, Class Z, 7.500%, 07/15/23	403
10		Series 1686, Class SH, IF, 18.675%, 02/15/24	16
26		Series 1688, Class W, 7.250%, 03/15/14	27
317		Series 1695, Class EB, 7.000%, 03/15/24	364
40		Series 1699, Class FC, VAR, 0.850%, 03/15/24	40
51		Series 1745, Class D, 7.500%, 08/15/24	61
1,285		Series 1760, Class ZD, VAR, 2.470%, 02/15/24	1,364
137		Series 1798, Class F, 5.000%, 05/15/23	150
8		Series 1807, Class G, 9.000%, 10/15/20	8
1,167		Series 1813, Class I, PO, 11/15/23	1,088
4,512		Series 1813, Class J, IF, IO, 5.750%, 11/15/23	638

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
252	Series 1829, Class ZB, 6.500%, 03/15/26	282
11	Series 1844, Class E, 6.500%, 10/15/13	11
455	Series 1863, Class Z, 6.500%, 07/15/26	519
6	Series 1865, Class D, PO, 02/15/24	4
133	Series 1899, Class ZE, 8.000%, 09/15/26	158
115	Series 1963, Class Z, 7.500%, 01/15/27	134
37	Series 1985, Class PR, IO, 8.000%, 07/15/27	8
54	Series 1987, Class PE, 7.500%, 09/15/27	64
11	Series 2025, Class PE, 6.300%, 01/15/13	11
490	Series 2033, Class J, 5.600%, 06/15/23	539
26	Series 2033, Class SN, HB, IF, 25.422%, 03/15/24	18
34	Series 2038, Class PN, IO, 7.000%, 03/15/28	7
290	Series 2040, Class PE, 7.500%, 03/15/28	349
41	Series 2042, Class T, 7.000%, 03/15/28	47
66	Series 2055, Class OE, 6.500%, 05/15/13	66
122	Series 2060, Class Z, 6.500%, 05/15/28	141
313	Series 2061, Class DC, IO, 6.500%, 06/15/28	74
23,524	Series 2065, Class PX, IO, 0.750%, 08/17/27	487
748	Series 2075, Class PH, 6.500%, 08/15/28	865
164	Series 2086, Class GB, 6.000%, 09/15/28	172
53	Series 2089, Class PJ, IO, 7.000%, 10/15/28	12
292	Series 2102, Class TC, 6.000%, 12/15/13 (m)	304
185	Series 2102, Class TU, 6.000%, 12/15/13 (m)	192
621	Series 2110, Class PG, 6.000%, 01/15/29	682
544	Series 2111, Class SB, IF, IO, 7.293%, 01/15/29	125
176	Series 2115, Class PE, 6.000%, 01/15/14	181
212	Series 2125, Class JZ, 6.000%, 02/15/29	225
469	Series 2130, Class QS, 6.000%, 03/15/29	511
83	Series 2132, Class SB, HB, IF, 29.734%, 03/15/29	143
124	Series 2132, Class ZL, 6.500%, 03/15/29	137
8	Series 2135, Class UK, IO, 6.500%, 03/15/14	—	(h)
18	Series 2141, Class IO, IO, 7.000%, 04/15/29	4
43	Series 2163, Class PC, IO, 7.500%, 06/15/29	10
97	Series 2178, Class PB, 7.000%, 08/15/29	112
145	Series 2201, Class C, 8.000%, 11/15/29	172
442	Series 2209, Class TC, 8.000%, 01/15/30	525
225	Series 2210, Class Z, 8.000%, 01/15/30	273
90	Series 2224, Class CB, 8.000%, 03/15/30	108
53	Series 2247, Class Z, 7.500%, 08/15/30	63
294	Series 2254, Class Z, 9.000%, 09/15/30	354
262	Series 2256, Class MC, 7.250%, 09/15/30	313
407	Series 2259, Class ZM, 7.000%, 10/15/30	476

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
439	Series 2271, Class PC, 7.250%, 12/15/30	524
380	Series 2283, Class K, 6.500%, 12/15/23	410
129	Series 2296, Class PD, 7.000%, 03/15/31	151
131	Series 2301, Class PA, 6.000%, 10/15/13	135
1,765	Series 2303, Class ZD, 7.000%, 04/15/31	1,926
1,074	Series 2303, Class ZN, 8.500%, 04/15/29	1,193
60	Series 2306, Class K, PO, 05/15/24	55
150	Series 2306, Class SE, IF, IO, 7.630%, 05/15/24	29
530	Series 2344, Class QG, 6.000%, 08/15/16	570
1,010	Series 2344, Class ZD, 6.500%, 08/15/31	1,125
113	Series 2344, Class ZJ, 6.500%, 08/15/31	126
76	Series 2345, Class NE, 6.500%, 08/15/31	81
235	Series 2347, Class VP, 6.500%, 03/15/20	240
208	Series 2353, Class TD, 6.000%, 09/15/16	221
205	Series 2355, Class BP, 6.000%, 09/15/16	220
163	Series 2358, Class PD, 6.000%, 09/15/16	175
352	Series 2359, Class PM, 6.000%, 09/15/16	371
473	Series 2359, Class ZB, 8.500%, 06/15/31	562
384	Series 2360, Class PG, 6.000%, 09/15/16	414
105	Series 2363, Class PF, 6.000%, 09/15/16	113
196	Series 2366, Class MD, 6.000%, 10/15/16	211
68	Series 2368, Class AS, HB, IF, 20.391%, 10/15/31	94
143	Series 2368, Class TG, 6.000%, 10/15/16	153
80	Series 2372, Class F, VAR, 0.707%, 10/15/31	80
86	Series 2383, Class FD, VAR, 0.707%, 11/15/31	86
138	Series 2388, Class UZ, 8.500%, 06/15/31	165
901	Series 2391, Class QR, 5.500%, 12/15/16	968
96	Series 2394, Class MC, 6.000%, 12/15/16	104
1,329	Series 2399, Class TH, 6.500%, 01/15/32	1,483
233	Series 2410, Class OE, 6.375%, 02/15/32	260
291	Series 2410, Class QS, IF, 18.961%, 02/15/32	344
158	Series 2410, Class QX, IF, IO, 8.443%, 02/15/32	37
236	Series 2423, Class MC, 7.000%, 03/15/32	266
300	Series 2423, Class MT, 7.000%, 03/15/32	338
245	Series 2425, Class OB, 6.000%, 03/15/17	265
591	Series 2433, Class SA, HB, IF, 20.391%, 02/15/32	808
369	Series 2434, Class TC, 7.000%, 04/15/32	423
671	Series 2436, Class MC, 7.000%, 04/15/32	763
209	Series 2444, Class ES, IF, IO, 7.743%, 03/15/32	42
212	Series 2450, Class GZ, 7.000%, 05/15/32	248

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	145

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
237	Series 2450, Class SW, IF, IO, 7.793%, 03/15/32	47
483	Series 2458, Class QE, 5.500%, 06/15/17	518
589	Series 2462, Class NB, 6.500%, 06/15/22	664
1,128	Series 2464, Class FE, VAR, 1.207%, 03/15/32	1,141
68	Series 2470, Class SL, IF, 9.000%, 01/15/27	76
335	Series 2474, Class SJ, IF, IO, 7.443%, 07/15/17	33
3,707	Series 2494, Class SX, IF, IO, 6.793%, 02/15/32	724
45	Series 2513, Class YO, PO, 02/15/32	45
1,254	Series 2513, Class ZC, 5.500%, 10/15/32	1,378
273	Series 2515, Class DE, 4.000%, 03/15/32	283
1,335	Series 2517, Class Z, 5.500%, 10/15/32	1,484
3	Series 2519, Class BT, 8.500%, 09/15/31	3
835	Series 2533, Class HB, 5.500%, 12/15/17	905
356	Series 2535, Class BK, 5.500%, 12/15/22	394
1,426	Series 2549, Class ZG, 5.000%, 01/15/18	1,526
53	Series 2553, Class GF, VAR, 0.607%, 02/15/17	53
2,330	Series 2557, Class HL, 5.300%, 01/15/33	2,595
10,000	Series 2568, Class KG, 5.500%, 02/15/23	11,102
154	Series 2571, Class SK, HB, IF, 33.606%, 09/15/23	282
1,302	Series 2574, Class HP, 5.000%, 02/15/18	1,407
1,063	Series 2586, Class WI, IO, 6.500%, 03/15/33	201
702	Series 2587, Class CO, PO, 03/15/32	678
2,148	Series 2590, Class IP, IO, 5.500%, 08/15/31	86
1,400	Series 2591, Class QO, 4.500%, 03/15/18	1,500
550	Series 2594, Class DJ, 4.250%, 10/15/30	561
41	Series 2597, Class DS, IF, IO, 7.343%, 02/15/33	2
55	Series 2599, Class DS, IF, IO, 6.793%, 02/15/33	3
169	Series 2610, Class DS, IF, IO, 6.893%, 03/15/33	5
1,962	Series 2610, Class DZ, 5.500%, 05/15/33	2,189
272	Series 2611, Class SH, IF, IO, 7.443%, 10/15/21	5
315	Series 2611, Class SQ, IF, 12.586%, 05/15/33	344
921	Series 2611, Class UH, 4.500%, 05/15/18	973
2,206	Series 2617, Class GR, 4.500%, 05/15/18	2,355
2,745	Series 2626, Class NS, IF, IO, 6.343%, 06/15/23	201
3,028	Series 2627, Class GY, 4.500%, 06/15/18	3,232
1,907	Series 2631, Class LC, 4.500%, 06/15/18	2,034

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
237	Series 2631, Class SA, IF, 14.470%, 06/15/33	286
932	Series 2637, Class SA, IF, IO, 5.893%, 06/15/18	107
490	Series 2640, Class UG, IO, 5.000%, 01/15/32	37
1,278	Series 2640, Class UP, IO, 5.000%, 01/15/32	90
11	Series 2640, Class UR, IO, 4.500%, 08/15/17	—	(h)
2,327	Series 2641, Class WI, IO, 5.000%, 01/15/33	264
1,000	Series 2649, Class IG, IO, 5.000%, 11/15/31	84
1,070	Series 2650, Class PO, PO, 12/15/32	1,014
1,811	Series 2650, Class SO, PO, 12/15/32	1,719
476	Series 2657, Class MD, 5.000%, 12/15/20	487
11	Series 2668, Class S, IF, 11.586%, 09/15/33	12
397	Series 2668, Class SB, IF, 7.016%, 10/15/15	399
442	Series 2671, Class S, IF, 14.378%, 09/15/33	531
1,036	Series 2672, Class ME, 5.000%, 11/15/22	1,132
164	Series 2672, Class SJ, IF, 6.971%, 09/15/16	166
6,732	Series 2675, Class CK, 4.000%, 09/15/18 (m)	7,141
7,000	Series 2677, Class LE, 4.500%, 09/15/18	7,698
702	Series 2682, Class YS, IF, 8.718%, 10/15/33	708
11,562	Series 2684, Class PO, PO, 01/15/33	10,677
295	Series 2684, Class TO, PO, 10/15/33	280
287	Series 2686, Class GB, 5.000%, 05/15/20	288
307	Series 2686, Class NS, IF, IO, 7.393%, 10/15/21	11
497	Series 2690, Class SJ, IF, 8.839%, 10/15/33	510
898	Series 2691, Class ND, 5.000%, 10/15/28	902
323	Series 2691, Class SE, IF, 9.248%, 12/15/28	328
378	Series 2691, Class WS, IF, 8.689%, 10/15/33	382
872	Series 2692, Class SC, IF, 12.872%, 07/15/33	986
165	Series 2694, Class BA, 4.000%, 06/15/31	176
393	Series 2695, Class OB, PO, 10/15/33	334
716	Series 2695, Class SX, IF, 16.120%, 10/15/33	805
358	Series 2695, Class WS, IF, 15.982%, 10/15/33	402
1,554	Series 2702, Class PC, 5.000%, 01/15/23	1,682
253	Series 2705, Class SC, IF, 8.689%, 11/15/33	256
598	Series 2705, Class SD, IF, 8.734%, 11/15/33	617
2,000	Series 2710, Class HB, 5.500%, 11/15/23	2,291
2,589	Series 2715, Class OG, 5.000%, 01/15/23	2,839
3,679	Series 2716, Class UN, 4.500%, 12/15/23	4,005
1,836	Series 2720, Class PC, 5.000%, 12/15/23	2,018
729	Series 2725, Class SC, IF, 8.793%, 11/15/33	769
2,866	Series 2727, Class BS, IF, 8.764%, 01/15/34	2,907
52	Series 2744, Class FE, VAR, 02/15/34	52
253	Series 2744, Class PD, 5.500%, 08/15/33	254
1,715	Series 2744, Class TU, 5.500%, 05/15/32	1,831

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
9	Series 2754, Class JG, 4.500%, 03/15/33	9
1,532	Series 2755, Class PA, PO, 02/15/29	1,481
417	Series 2755, Class SA, IF, 13.786%, 05/15/30	470
449	Series 2756, Class NA, 5.000%, 02/15/24	499
15	Series 2762, Class LO, PO, 03/15/34	15
685	Series 2764, Class OE, 4.500%, 03/15/19	757
2	Series 2774, Class QO, PO, 04/15/34	2
205	Series 2776, Class SK, IF, 8.764%, 04/15/34	206
37	Series 2777, Class DV, 6.500%, 11/15/17	38
3,500	Series 2780, Class BE, 4.500%, 04/15/19	3,772
664	Series 2780, Class JG, 4.500%, 04/15/19	700
1,678	Series 2780, Class YC, 5.000%, 04/15/19	1,866
1,361	Series 2802, Class ZY, 6.000%, 05/15/34	1,524
374	Series 2812, Class AB, 4.500%, 10/15/18	387
1,943	Series 2812, Class NO, PO, 10/15/33	1,478
2,906	Series 2827, Class QE, 5.500%, 03/15/33	3,080
50	Series 2827, Class SQ, IF, 7.500%, 01/15/19	50
618	Series 2835, Class BO, PO, 12/15/28	582
540	Series 2835, Class QO, PO, 12/15/32	486
220	Series 2863, Class JA, 4.500%, 09/15/19	233
1,258	Series 2864, Class GB, 4.000%, 09/15/19	1,334
295	Series 2877, Class KO, PO, 03/15/19	282
181	Series 2897, Class EO, PO, 10/15/31	179
697	Series 2903, Class UZ, 5.500%, 07/15/31	711
2,000	Series 2921, Class MD, 5.000%, 06/15/33	2,095
1,964	Series 2922, Class JN, 4.500%, 02/15/20	2,120
21	Series 2925, Class MW, VAR, 01/15/35	21
1,000	Series 2930, Class AN, 4.500%, 06/15/19	1,067
2,898	Series 2934, Class EC, PO, 02/15/20	2,792
250	Series 2934, Class EN, PO, 02/15/18	238
3,014	Series 2934, Class HI, IO, 5.000%, 02/15/20	337
2,044	Series 2934, Class KI, IO, 5.000%, 02/15/20	240
757	Series 2945, Class SA, IF, 11.921%, 03/15/20	882
861	Series 2967, Class JI, IO, 5.000%, 04/15/20	101
313	Series 2967, Class S, HB, IF, 32.685%, 04/15/25	480
370	Series 2971, Class GB, 5.000%, 11/15/16	375
685	Series 2971, Class GC, 5.000%, 07/15/18	730
1,250	Series 2979, Class BC, 5.000%, 04/15/20	1,381
403	Series 2989, Class PO, PO, 06/15/23	380
499	Series 2990, Class LK, VAR, 0.577%, 10/15/34	498
502	Series 2990, Class SL, HB, IF, 23.734%, 06/15/34	724
232	Series 2990, Class WP, IF, 16.493%, 06/15/35	265

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,842	Series 2994, Class FC, VAR, 0.607%, 02/15/33	1,836
131	Series 2996, Class FD, VAR, 0.457%, 06/15/35	130
1,000	Series 2999, Class NC, 4.500%, 12/15/18	1,042
35	Series 3000, Class JF, VAR, 0.607%, 04/15/35	35
508	Series 3022, Class SX, IF, 16.357%, 08/15/25	604
2,577	Series 3035, Class Z, 5.850%, 09/15/35	2,897
1,103	Series 3047, Class OB, 5.500%, 12/15/33	1,159
1,605	Series 3049, Class XF, VAR, 0.557%, 05/15/33	1,599
1,344	Series 3054, Class MI, IO, 5.500%, 05/15/34	136
18	Series 3063, Class ST, SUB, 11/15/35	18
2,389	Series 3068, Class QB, 4.500%, 06/15/20	2,536
1,378	Series 3077, Class TO, PO, 04/15/35	1,279
348	Series 3100, Class MA, VAR, 2.781%, 12/15/35	345
4,190	Series 3101, Class UZ, 6.000%, 01/15/36	4,894
884	Series 3117, Class EO, PO, 02/15/36	817
998	Series 3117, Class OK, PO, 02/15/36	892
277	Series 3122, Class OH, PO, 03/15/36	254
86	Series 3122, Class ZB, 6.000%, 03/15/36	91
1,346	Series 3130, Class KZ, 5.500%, 12/15/34	1,520
208	Series 3134, Class PO, PO, 03/15/36	190
4,821	Series 3137, Class XP, 6.000%, 04/15/36	5,418
891	Series 3138, Class PO, PO, 04/15/36	796
1,500	Series 3143, Class BC, 5.500%, 02/15/36	1,665
265	Series 3149, Class SO, PO, 05/15/36	223
2,000	Series 3151, Class PD, 6.000%, 11/15/34	2,178
1,364	Series 3151, Class PO, PO, 05/15/36	1,275
1,161	Series 3152, Class MO, PO, 03/15/36	1,033
1,069	Series 3153, Class EO, PO, 05/15/36	977
6,079	Series 3155, Class CG, 6.000%, 11/15/24	6,341
5,069	Series 3156, Class AZ, 5.500%, 05/15/36	5,702
633	Series 3162, Class OB, 6.000%, 11/15/30	649
8,000	Series 3166, Class AC, 5.000%, 06/15/21 (m)	9,288
75	Series 3170, Class FM, VAR, 0.557%, 09/15/33	74
888	Series 3171, Class MO, PO, 06/15/36	807
775	Series 3174, Class PX, 5.000%, 06/15/17	852
1,280	Series 3179, Class OA, PO, 07/15/36	1,140
471	Series 3184, Class OA, PO, 02/15/33	450
1,637	Series 3194, Class SA, IF, IO, 6.893%, 07/15/36	244
1,480	Series 3195, Class PD, 6.500%, 07/15/36	1,669
2,437	Series 3210, Class PO, PO, 05/15/36	2,203

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	147

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,000	Series 3218, Class BE, 6.000%, 09/15/35	2,264
1,927	Series 3219, Class DI, IO, 6.000%, 04/15/36	328
1,343	Series 3232, Class ST, IF, IO, 6.493%, 10/15/36	197
1,589	Series 3237, Class AO, PO, 11/15/36	1,485
1,720	Series 3253, Class PO, PO, 12/15/21	1,682
865	Series 3260, Class CS, IF, IO, 5.933%, 01/15/37	119
1,060	Series 3262, Class SG, IF, IO, 6.193%, 01/15/37	150
1,169	Series 3274, Class JO, PO, 02/15/37	1,040
870	Series 3274, Class MO, PO, 02/15/37	805
516	Series 3275, Class FL, VAR, 0.647%, 02/15/37	513
3,500	Series 3282, Class YD, 5.500%, 02/15/22	3,837
1,137	Series 3285, Class PC, 5.500%, 09/15/30	1,151
344	Series 3288, Class GS, IF, 3.340%, 03/15/37	342
2,531	Series 3290, Class SB, IF, IO, 6.243%, 03/15/37	393
5	Series 3299, Class QF, VAR, 04/15/37	6
725	Series 3305, Class MB, IF, 2.687%, 07/15/34	733
2,500	Series 3329, Class JD, 6.000%, 06/15/36	2,858
2,042	Series 3334, Class MC, 5.000%, 04/15/33	2,089
4,400	Series 3342, Class VG, 6.000%, 11/15/23	4,971
4,106	Series 3344, Class FT, 0.557%, 07/15/34	4,092
463	Series 3371, Class FA, VAR, 0.807%, 09/15/37	465
1,441	Series 3373, Class TO, PO, 04/15/37	1,311
3,673	Series 3385, Class SN, IF, IO, 5.793%, 11/15/37	414
1,979	Series 3387, Class SA, IF, IO, 6.213%, 11/15/37	285
1,670	Series 3389, Class DQ, 5.750%, 10/15/35	1,810
851	Series 3393, Class JO, PO, 09/15/32	721
2,000	Series 3402, Class NC, 5.000%, 12/15/22	2,263
2,380	Series 3404, Class SC, IF, IO, 5.793%, 01/15/38	293
5,628	Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	26
1,335	Series 3422, Class LI, IO, 5.000%, 02/15/23	140
5,229	Series 3430, Class AI, IO, 1.417%, 09/15/12	51
2,555	Series 3451, Class SA, IF, IO, 5.843%, 05/15/38	332
2,176	Series 3461, Class LZ, 6.000%, 06/15/38	2,489
2,723	Series 3481, Class SJ, IF, IO, 5.643%, 08/15/38	338

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
2,710	Series 3505, Class SA, IF, IO, 5.793%, 01/15/39	306
2,104	Series 3511, Class IO, IO, 5.000%, 12/15/21	222
1,379	Series 3511, Class SA, IF, IO, 5.793%, 02/15/39	156
2,912	Series 3515, Class PI, IO, 5.500%, 07/15/37	356
5,173	Series 3531, Class SA, IF, IO, 6.093%, 05/15/39	614
2,713	Series 3537, Class MI, IO, 5.000%, 06/15/38	668
356	Series 3546, Class A, VAR, 5.929%, 02/15/39	384
2,349	Series 3549, Class FA, VAR, 1.407%, 07/15/39	2,356
2,515	Series 3564, Class JA, 4.000%, 01/15/18	2,654
3,301	Series 3572, Class JS, IF, IO, 6.593%, 09/15/39	540
1,434	Series 3604, Class PO, PO, 05/15/36	1,309
1,600	Series 3607, Class AO, PO, 04/15/36	1,395
1,600	Series 3607, Class BO, PO, 04/15/36	1,394
1,306	Series 3607, Class EO, PO, 02/15/33	1,230
2,400	Series 3611, Class PO, PO, 07/15/34	2,156
1,806	Series 3621, Class BO, PO, 01/15/40	1,604
2,512	Series 3623, Class LO, PO, 01/15/40	2,213
1,343	Series 3632, Class BS, IF, 16.809%, 02/15/40	1,847
3,923	Series 3653, Class HJ, 5.000%, 04/15/40	4,323
2,785	Series 3666, Class VA, 5.500%, 12/15/22	3,107
7,514	Series 3680, Class MA, 4.500%, 07/15/39	8,210
2,223	Series 3688, Class CU, VAR, 6.808%, 11/15/21	2,554
4,416	Series 3688, Class GT, VAR, 7.157%, 11/15/46	5,114
8,340	Series 3688, Class NI, IO, 5.000%, 04/15/32	1,045
11,233	Series 3704, Class CT, 7.000%, 12/15/36	13,010
7,410	Series 3704, Class DT, 7.500%, 11/15/36	8,685
5,997	Series 3704, Class ET, 7.500%, 12/15/36	7,031
8,523	Series 3714, Class IP, IO, 5.000%, 08/15/40	1,543
6,940	Series 3739, Class LI, IO, 4.000%, 03/15/34	936
4,986	Series 3740, Class SC, IF, IO, 5.793%, 10/15/40	882
2,373	Series 3747, Class CY, 4.500%, 10/15/40	2,492
1,500	Series 3747, Class PY, 4.000%, 10/15/40	1,554
7,511	Series 3759, Class HI, IO, 4.000%, 08/15/37	1,322
5,758	Series 3760, Class GI, IO, 4.000%, 10/15/37	1,049
1,500	Series 3770, Class PY, 5.000%, 12/15/40	1,697
9,792	Series 3819, Class ZQ, 6.000%, 04/15/36	11,374
2,854	Series 3895, Class WA, 5.695%, 10/15/38	3,204
2,000	Series R004, Class VG, 6.000%, 08/15/21	2,169

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
6,880	Series R006, Class ZA, 6.000%, 04/15/36	7,992
5,887	Series R007, Class ZA, 6.000%, 05/15/36	6,869
547	Series R012, Class AI, IO, 5.500%, 12/15/20	23
	Federal Home Loan Mortgage Corp. STRIPS,
3	Series 1, Class B, IO, 8.000%, 10/15/18	1
1	Series 16, Class B, IO, 10.000%, 06/01/20	—	(h)
15	Series 134, Class B, IO, 9.000%, 04/01/22	3
2,445	Series 191, Class IO, IO, 8.000%, 01/01/28	567
2,918	Series 233, Class 11, IO, 5.000%, 09/15/35	425
1,627	Series 233, Class 12, IO, 5.000%, 09/15/35	234
3,950	Series 233, Class 13, IO, 5.000%, 09/15/35	571
9,080	Series 239, Class S30, IF, IO, 7.493%, 08/15/36	1,326
1,383	Series 243, Class 16, IO, 4.500%, 11/15/20	131
2,243	Series 243, Class 17, IO, 4.500%, 12/15/20	221
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
453	Series T-41, Class 3A, VAR, 7.010%, 07/25/32 (m)	523
1,686	Series T-42, Class A5, 7.500%, 02/25/42	2,035
101	Series T-51, Class 1A, VAR, 6.500%, 09/25/43	116
119	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	141
2,709	Series T-54, Class 2A, 6.500%, 02/25/43	3,061
1,334	Series T-54, Class 3A, 7.000%, 02/25/43	1,548
2,499	Series T-56, Class A5, 5.231%, 05/25/43	2,718
249	Series T-58, Class APO, PO, 09/25/43	208
247	Series T-59, Class 1AP, PO, 10/25/43	186
6,827	Series T-76, Class 2A, VAR, 4.787%, 10/25/37	7,032
	Federal National Mortgage Association - ACES,
4,000	Series 2010-M1, Class A2, 4.450%, 09/25/19	4,463
1,700	Series 2011-M1, Class A3, 3.763%, 06/25/21	1,797
9,480	Series 2011-M2, Class A3, 3.764%, 07/25/21	9,622
5,000	Series 2011-M4, Class A2, 3.726%, 06/25/21	5,069
	Federal National Mortgage Association Grantor Trust,
43	Series 2001-T10, Class PO, PO, 12/25/41	40
1,002	Series 2001-T12, Class A2, 7.500%, 08/25/41	1,097
1,193	Series 2001-T7, Class A1, 7.500%, 02/25/41	1,393
381	Series 2002-T16, Class A2, 7.000%, 07/25/42	444
692	Series 2002-T19, Class A2, 7.000%, 07/25/42	795
471	Series 2002-T4, Class A2, 7.000%, 12/25/41	541
1,295	Series 2002-T4, Class A3, 7.500%, 12/25/41	1,494
1,064	Series 2004-T1, Class 1A1, 6.000%, 01/25/44	1,196
830	Series 2004-T3, Class PT1, VAR, 9.270%, 01/25/44	973

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
		Federal National Mortgage Association REMICS,
70		Series 1988-7, Class Z, 9.250%, 04/25/18	78
4		Series 1988-11, Class D, PO, 05/25/18	4
388		Series 1988-21, Class G, 9.500%, 08/25/18	453
4		Series 1988-29, Class B, 9.500%, 12/25/18	4
1		Series 1989-19, Class A, 10.300%, 04/25/19	1
5		Series 1989-21, Class G, 10.450%, 04/25/19	5
18		Series 1989-27, Class Y, 6.900%, 06/25/19	20
16		Series 1989-70, Class G, 8.000%, 10/25/19	19
9		Series 1989-78, Class H, 9.400%, 11/25/19	11
6		Series 1989-89, Class H, 9.000%, 11/25/19	7
5		Series 1990-60, Class K, 5.500%, 06/25/20	6
4		Series 1990-93, Class G, 5.500%, 08/25/20	5
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	4
42		Series 1990-102, Class J, 6.500%, 08/25/20	46
5		Series 1990-134, Class SC, HB, IF, 21.225%, 11/25/20	8
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	6
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	1
285		Series 1991-44, Class G, 8.500%, 05/25/21	344
—	(h)	Series 1991-60, Class PM, HB, 1,009.000%, 06/25/21	2
11		Series 1992-101, Class J, 7.500%, 06/25/22	11
259		Series 1992-188, Class PZ, 7.500%, 10/25/22	298
288		Series 1993-25, Class J, 7.500%, 03/25/23	332
129		Series 1993-27, Class S, IF, 9.376%, 02/25/23	151
60		Series 1993-31, Class K, 7.500%, 03/25/23	69
543		Series 1993-54, Class Z, 7.000%, 04/25/23	618
29		Series 1993-62, Class SA, IF, 17.411%, 04/25/23	39
28		Series 1993-97, Class FA, VAR, 1.500%, 05/25/23	29
7		Series 1993-108, Class D, PO, 02/25/23	7
69		Series 1993-162, Class F, VAR, 1.200%, 08/25/23	70
11		Series 1993-165, Class SD, IF, 12.018%, 09/25/23	14
46		Series 1993-167, Class GA, 7.000%, 09/25/23	47
106		Series 1993-179, Class SB, HB, IF, 23.896%, 10/25/23	162
105		Series 1993-220, Class SG, IF, 15.500%, 11/25/13	117

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	149

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
28	Series 1993-225, Class SG, HB, IF, 26.464%, 12/25/13	35
22	Series 1993-228, Class G, PO, 09/25/23	19
17	Series 1993-230, Class FA, VAR, 0.850%, 12/25/23	17
321	Series 1993-250, Class Z, 7.000%, 12/25/23	344
84	Series 1993-257, Class C, PO, 06/25/23	81
1,446	Series 1994-26, Class J, PO, 01/25/24	1,266
169	Series 1994-37, Class L, 6.500%, 03/25/24	198
42	Series 1995-2, Class Z, 8.500%, 01/25/25	50
353	Series 1996-14, Class SE, IF, IO, 7.780%, 08/25/23	67
17	Series 1996-59, Class J, 6.500%, 08/25/22	19
117	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	5
31	Series 1997-24, Class Z, 8.000%, 04/18/27	37
31	Series 1997-27, Class J, 7.500%, 04/18/27	34
561	Series 1997-46, Class Z, 7.500%, 06/17/27	646
28	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	6
1,463	Series 1998-30, Class ZA, 6.500%, 05/20/28	1,692
60	Series 1998-36, Class J, 6.000%, 07/18/28	65
523	Series 1998-36, Class ZB, 6.000%, 07/18/28	592
219	Series 1998-43, Class SA, IF, IO, 17.097%, 04/25/23	95
178	Series 1999-57, Class Z, 7.500%, 12/25/19	202
179	Series 1999-62, Class PB, 7.500%, 12/18/29	209
645	Series 2000-18, Class EC, PO, 10/25/23	601
27	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	6
1,318	Series 2001-4, Class ZA, 6.500%, 03/25/31	1,513
75	Series 2001-5, Class OW, 6.000%, 03/25/16	78
153	Series 2001-7, Class PF, 7.000%, 03/25/31	179
275	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	61
277	Series 2001-36, Class DE, 7.000%, 08/25/31	325
916	Series 2001-38, Class FB, VAR, 0.718%, 08/25/31	924
176	Series 2001-44, Class PD, 7.000%, 09/25/31	207
314	Series 2001-44, Class PU, 7.000%, 09/25/31	368
495	Series 2001-49, Class LZ, 8.500%, 07/25/31	596
173	Series 2001-52, Class XN, 6.500%, 11/25/15	187
1,026	Series 2001-53, Class FX, VAR, 0.568%, 10/25/31	1,029
819	Series 2001-61, Class Z, 7.000%, 11/25/31	959
335	Series 2001-71, Class QE, 6.000%, 12/25/16	360
192	Series 2001-72, Class SX, IF, 16.957%, 12/25/31	230

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
175	Series 2001-74, Class MB, 6.000%, 12/25/16	189
201	Series 2002-1, Class HC, 6.500%, 02/25/22	216
106	Series 2002-1, Class SA, HB, IF, 24.478%, 02/25/32	168
168	Series 2002-1, Class UD, HB, IF, 23.625%, 12/25/23	261
348	Series 2002-3, Class PG, 5.500%, 02/25/17	369
679	Series 2002-7, Class FD, VAR, 0.918%, 04/25/29	683
139	Series 2002-9, Class ST, IF, 18.796%, 03/25/17	170
1,064	Series 2002-11, Class QG, 5.500%, 03/25/17	1,139
994	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	46
62	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	68
1,271	Series 2002-18, Class PC, 5.500%, 04/25/17	1,325
331	Series 2002-19, Class PE, 6.000%, 04/25/17	356
1,965	Series 2002-30, Class Z, 6.000%, 05/25/32	2,217
121	Series 2002-37, Class Z, 6.500%, 06/25/32	140
2,482	Series 2002-42, Class C, 6.000%, 07/25/17	2,691
4,006	Series 2002-50, Class ZA, 6.000%, 05/25/31	4,538
738	Series 2002-55, Class QE, 5.500%, 09/25/17	809
2,223	Series 2002-56, Class UC, 5.500%, 09/25/17 (m)	2,400
955	Series 2002-62, Class ZE, 5.500%, 11/25/17	1,033
425	Series 2002-63, Class KC, 5.000%, 10/25/17	458
460	Series 2002-63, Class LB, 5.500%, 10/25/17	497
1,509	Series 2002-71, Class KM, 5.000%, 11/25/17	1,627
381	Series 2002-77, Class S, IF, 14.083%, 12/25/32	458
1,164	Series 2002-81, Class JO, PO, 04/25/32	1,123
18	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	1
823	Series 2002-95, Class XD, 5.000%, 01/25/18	894
610	Series 2003-7, Class A1, 6.500%, 12/25/42	711
2,276	Series 2003-14, Class TI, IO, 5.000%, 03/25/33	416
1,036	Series 2003-22, Class UD, 4.000%, 04/25/33	1,101
514	Series 2003-23, Class CS, IF, IO, 7.882%, 05/25/31	27
2,060	Series 2003-26, Class XS, IF, IO, 6.832%, 03/25/23	284
582	Series 2003-27, Class DW, 4.500%, 04/25/17	594
3,622	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	785
186	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	33
2,408	Series 2003-41, Class PE, 5.500%, 05/25/23	2,733

SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3,435	Series 2003-44, Class IU, IO, 7.000%, 06/25/33	715
551	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	33
126	Series 2003-52, Class SX, HB, IF, 22.295%, 10/25/31	189
819	Series 2003-55, Class CD, 5.000%, 06/25/23	877
17	Series 2003-60, Class NJ, 5.000%, 07/25/21	17
47	Series 2003-67, Class VQ, 7.000%, 01/25/19	47
368	Series 2003-68, Class QP, 3.000%, 07/25/22	375
2,263	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	230
1,902	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	327
193	Series 2003-73, Class GA, 3.500%, 05/25/31	198
433	Series 2003-73, Class HF, VAR, 0.668%, 01/25/31	433
149	Series 2003-73, Class PB, 4.500%, 08/25/18	151
131	Series 2003-74, Class SH, IF, 9.777%, 08/25/33	134
1,413	Series 2003-76, Class SH, IF, 13.763%, 09/25/31	1,645
49	Series 2003-79, Class NM, 4.000%, 05/25/22	50
2,083	Series 2003-80, Class SY, IF, IO, 7.432%, 06/25/23	246
1,036	Series 2003-81, Class LC, 4.500%, 09/25/18	1,122
2,841	Series 2003-83, Class PG, 5.000%, 06/25/23	3,084
239	Series 2003-86, Class PX, 4.500%, 02/25/17	244
1,318	Series 2003-86, Class ZA, 5.500%, 09/25/33	1,485
1,000	Series 2003-88, Class TH, 4.500%, 09/25/18	1,085
319	Series 2003-91, Class SD, IF, 12.136%, 09/25/33	371
99	Series 2003-92, Class SH, IF, 9.234%, 09/25/18	102
3,860	Series 2003-105, Class AZ, 5.500%, 10/25/33	4,595
180	Series 2003-106, Class PO, PO, 08/25/17	170
500	Series 2003-106, Class US, IF, 8.747%, 11/25/23	509
3,985	Series 2003-106, Class WE, 4.500%, 11/25/22	4,283
1,626	Series 2003-116, Class SB, IF, IO, 7.382%, 11/25/33	345
2,070	Series 2003-117, Class JB, 3.500%, 06/25/33	2,182
3,000	Series 2003-120, Class BL, 3.500%, 12/25/18	3,163
777	Series 2003-122, Class TE, 5.000%, 12/25/22	849
357	Series 2003-128, Class KE, 4.500%, 01/25/14	368
492	Series 2003-130, Class SX, IF, 11.192%, 01/25/34	556

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
331	Series 2003-131, Class SK, IF, 15.763%, 01/25/34	415
322	Series 2003-132, Class OA, PO, 08/25/33	295
952	Series 2003-132, Class PI, IO, 5.500%, 08/25/33	122
1,397	Series 2004-4, Class QI, IF, IO, 6.882%, 06/25/33	272
349	Series 2004-4, Class QM, IF, 13.763%, 06/25/33	431
798	Series 2004-10, Class SC, HB, IF, 27.726%, 02/25/34	1,159
580	Series 2004-14, Class SD, IF, 8.747%, 03/25/34	588
887	Series 2004-17, Class H, 5.500%, 04/25/34	981
991	Series 2004-21, Class CO, PO, 04/25/34	863
405	Series 2004-22, Class A, 4.000%, 04/25/19	415
754	Series 2004-25, Class PB, 5.500%, 05/25/32	772
777	Series 2004-25, Class PC, 5.500%, 01/25/34	872
1,008	Series 2004-25, Class SA, IF, 18.924%, 04/25/34	1,390
1,370	Series 2004-27, Class HB, 4.000%, 05/25/19	1,476
3,350	Series 2004-28, Class PF, VAR, 0.618%, 03/25/34	3,346
606	Series 2004-36, Class PB, 5.500%, 05/25/32	622
846	Series 2004-36, Class SA, IF, 18.924%, 05/25/34	1,174
288	Series 2004-36, Class SN, IF, 13.763%, 07/25/33	362
1,341	Series 2004-46, Class EP, PO, 03/25/34	1,216
1,366	Series 2004-46, Class HS, IF, IO, 5.782%, 05/25/30	61
451	Series 2004-46, Class QB, HB, IF, 23.126%, 05/25/34	673
367	Series 2004-46, Class SK, IF, 15.899%, 05/25/34	469
186	Series 2004-51, Class SY, IF, 13.803%, 07/25/34	227
1,413	Series 2004-53, Class NC, 5.500%, 07/25/24	1,513
806	Series 2004-59, Class BG, PO, 12/25/32	726
222	Series 2004-61, Class CO, PO, 10/25/31	217
269	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	295
82	Series 2004-92, Class JO, PO, 12/25/34	78
2,527	Series 2005-7, Class LO, PO, 02/25/35	2,112
546	Series 2005-13, Class FL, VAR, 0.618%, 03/25/35	543
271	Series 2005-14, Class BA, 4.500%, 04/25/19	281

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	151

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
421	Series 2005-15, Class MO, PO, 03/25/35	358
675	Series 2005-45, Class BG, 4.500%, 06/25/25	689
4,945	Series 2005-47, Class AK, 5.000%, 06/25/20	5,467
382	Series 2005-52, Class PA, 6.500%, 06/25/35	417
2,174	Series 2005-56, Class S, IF, IO, 6.492%, 07/25/35	366
2,224	Series 2005-57, Class EG, VAR, 0.518%, 03/25/35	2,218
387	Series 2005-58, Class PO, PO, 07/25/35	296
522	Series 2005-66, Class SG, IF, 16.829%, 07/25/35	614
3,608	Series 2005-66, Class SV, IF, IO, 6.532%, 07/25/35	676
1,250	Series 2005-67, Class HG, 5.500%, 01/25/35	1,404
1,027	Series 2005-68, Class BC, 5.250%, 06/25/35	1,132
2,079	Series 2005-68, Class PG, 5.500%, 08/25/35	2,342
268	Series 2005-70, Class KI, IO, 5.500%, 08/25/35	11
462	Series 2005-73, Class PS, IF, 16.154%, 08/25/35	547
1,773	Series 2005-74, Class SK, IF, 19.529%, 05/25/35	2,482
1,707	Series 2005-84, Class XM, 5.750%, 10/25/35	1,901
2,000	Series 2005-87, Class NH, 5.000%, 10/25/25	2,237
173	Series 2005-88, Class QO, PO, 11/25/33	171
758	Series 2005-90, Class AO, PO, 10/25/35	722
2,069	Series 2005-90, Class ES, IF, 16.329%, 10/25/35	2,450
1,476	Series 2005-90, Class PO, PO, 09/25/35	1,399
1,500	Series 2005-100, Class BQ, 5.500%, 11/25/25	1,693
718	Series 2005-103, Class SC, IF, 10.868%, 07/25/35	799
1,413	Series 2005-106, Class US, HB, IF, 23.766%, 11/25/35	2,128
1,097	Series 2005-109, Class PB, 6.000%, 01/25/34	1,141
2,162	Series 2005-110, Class GJ, 5.500%, 11/25/30	2,259
2,739	Series 2005-110, Class GK, 5.500%, 08/25/34	3,064
1,254	Series 2005-110, Class MJ, 5.500%, 01/25/33	1,303
2,397	Series 2005-110, Class MN, 5.500%, 06/25/35	2,719
1,059	Series 2005-116, Class PB, 6.000%, 04/25/34	1,144
2,174	Series 2005-118, Class ME, 6.000%, 01/25/32	2,203
6,000	Series 2005-118, Class PN, 6.000%, 01/25/32	6,425

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,625	Series 2005-123, Class FG, VAR, 0.668%, 07/25/34	1,614
632	Series 2006-15, Class OT, PO, 01/25/36	598
1,011	Series 2006-16, Class FC, VAR, 0.518%, 03/25/36	1,008
2,028	Series 2006-16, Class HZ, 5.500%, 03/25/36	2,299
699	Series 2006-23, Class KO, PO, 04/25/36	658
2,024	Series 2006-27, Class OH, PO, 04/25/36	1,893
1,117	Series 2006-33, Class ZB, 6.000%, 05/25/36	1,233
2,500	Series 2006-35, Class GD, 6.000%, 12/25/34	2,802
2,054	Series 2006-39, Class WC, 5.500%, 01/25/36	2,307
727	Series 2006-42, Class CF, VAR, 0.668%, 06/25/36	727
3,126	Series 2006-43, Class VB, 6.500%, 10/25/17	3,320
825	Series 2006-44, Class FP, VAR, 0.618%, 06/25/36	823
1,643	Series 2006-44, Class GO, PO, 06/25/36	1,499
4,958	Series 2006-44, Class P, PO, 12/25/33	4,495
1,712	Series 2006-46, Class UC, 5.500%, 12/25/35	1,924
1,031	Series 2006-50, Class JO, PO, 06/25/36	922
1,734	Series 2006-50, Class PS, PO, 06/25/36	1,561
3,130	Series 2006-53, Class US, IF, IO, 6.362%, 06/25/36	465
1,710	Series 2006-56, Class FC, VAR, 0.508%, 07/25/36	1,705
1,987	Series 2006-56, Class FT, VAR, 0.968%, 07/25/36	1,892
700	Series 2006-58, Class AP, PO, 07/25/36	650
829	Series 2006-58, Class FL, VAR, 0.678%, 07/25/36	830
1,719	Series 2006-58, Class PO, PO, 07/25/36	1,551
139	Series 2006-59, Class CO, PO, 08/25/35	136
2,468	Series 2006-59, Class QO, PO, 01/25/33	2,316
959	Series 2006-60, Class DO, PO, 04/25/35	886
1,398	Series 2006-63, Class ZH, 6.500%, 07/25/36	1,660
680	Series 2006-65, Class QO, PO, 07/25/36	620
1,209	Series 2006-72, Class GO, PO, 08/25/36	1,090
744	Series 2006-72, Class HO, PO, 08/25/26	687
1,137	Series 2006-72, Class TO, PO, 08/25/36	1,053
6,848	Series 2006-77, Class PC, 6.500%, 08/25/36	8,028
1,847	Series 2006-78, Class BZ, 6.500%, 08/25/36	2,166
1,104	Series 2006-79, Class DO, PO, 08/25/36	1,007
1,053	Series 2006-86, Class OB, PO, 09/25/36	964
989	Series 2006-90, Class AO, PO, 09/25/36	916
6,456	Series 2006-94, Class GI, IF, IO, 6.432%, 10/25/26	988

SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
270	Series 2006-94, Class GK, HB, IF, 32.158%, 10/25/26	407
1,000	Series 2006-102, Class MD, 6.000%, 01/25/35	1,114
1,186	Series 2006-110, Class PO, PO, 11/25/36	1,088
504	Series 2006-111, Class EO, PO, 11/25/36	452
1,331	Series 2006-113, Class PO, PO, 07/25/36	1,269
1,287	Series 2006-115, Class OK, PO, 12/25/36	1,117
3,050	Series 2006-117, Class GS, IF, IO, 6.432%, 12/25/36	460
724	Series 2006-118, Class A2, VAR, 0.278%, 12/25/36	715
1,107	Series 2006-119, Class PO, PO, 12/25/36	1,007
1,981	Series 2006-120, Class IO, IO, 6.500%, 12/25/36	401
2,264	Series 2006-120, Class PF, VAR, 0.468%, 12/25/36	2,257
1,960	Series 2006-126, Class AO, PO, 01/25/37	1,761
2,509	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	439
290	Series 2007-1, Class SD, HB, IF, 37.690%, 02/25/37	454
1,935	Series 2007-7, Class SG, IF, IO, 6.282%, 08/25/36	276
6,088	Series 2007-14, Class ES, IF, IO, 6.222%, 03/25/37	891
1,233	Series 2007-14, Class OP, PO, 03/25/37	1,123
461	Series 2007-15, Class NO, PO, 03/25/22	432
1,876	Series 2007-16, Class FC, VAR, 0.968%, 03/25/37	1,869
2,841	Series 2007-16, Class FM, VAR, 0.448%, 03/25/37	2,823
3,283	Series 2007-18, Class BD, 5.750%, 05/25/36	3,713
1,686	Series 2007-18, Class MZ, 6.000%, 03/25/37	1,996
1,824	Series 2007-22, Class SC, IF, IO, 5.862%, 03/25/37	257
1,500	Series 2007-24, Class GW, 5.500%, 03/25/29	1,663
275	Series 2007-39, Class EF, VAR, 0.468%, 05/25/37	274
596	Series 2007-43, Class FL, VAR, 0.518%, 05/25/37	592
1,500	Series 2007-47, Class PC, 5.000%, 07/25/33	1,554
2,151	Series 2007-54, Class FA, VAR, 0.618%, 06/25/37	2,148
4,450	Series 2007-54, Class WI, IF, IO, 5.882%, 06/25/37	639
2,445	Series 2007-60, Class AX, IF, IO, 6.932%, 07/25/37	448

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
2,500	Series 2007-61, Class PC, 5.500%, 07/25/34	2,725
4,000	Series 2007-63, Class PC, 5.500%, 07/25/36	4,446
1,866	Series 2007-64, Class FB, VAR, 0.588%, 07/25/37	1,864
6,148	Series 2007-65, Class KI, IF, IO, 6.402%, 07/25/37	888
11,917	Series 2007-72, Class EK, IF, IO, 6.182%, 07/25/37	1,736
1,981	Series 2007-75, Class EO, PO, 01/25/36	1,874
2,554	Series 2007-76, Class ZG, 6.000%, 08/25/37	2,992
2,513	Series 2007-77, Class FG, VAR, 0.718%, 03/25/37	2,517
1,500	Series 2007-78, Class CB, 6.000%, 08/25/37	1,711
1,907	Series 2007-79, Class PB, 5.000%, 04/25/29	1,935
313	Series 2007-79, Class SB, HB, IF, 23.216%, 08/25/37	440
857	Series 2007-88, Class VI, IF, IO, 6.322%, 09/25/37	143
2,694	Series 2007-91, Class ES, IF, IO, 6.242%, 10/25/37	470
262	Series 2007-97, Class MS, IF, 14.266%, 12/25/31	272
684	Series 2007-98, Class VA, 6.000%, 11/25/17	733
5,153	Series 2007-100, Class SM, IF, IO, 6.232%, 10/25/37	825
5,296	Series 2007-101, Class A2, VAR, 0.468%, 06/27/36	5,283
751	Series 2007-106, Class A7, VAR, 5.969%, 10/25/37	803
7,000	Series 2007-112, Class GB, 5.500%, 12/25/22	8,116
6,441	Series 2007-112, Class SA, IF, IO, 6.232%, 12/25/37	936
8,000	Series 2007-114, Class A6, VAR, 0.418%, 10/27/37	7,950
5,390	Series 2007-116, Class HI, IO, VAR, 6.413%, 01/25/38	399
218	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	36
4,517	Series 2008-1, Class BI, IF, IO, 5.692%, 02/25/38	613
1,541	Series 2008-10, Class XI, IF, IO, 6.012%, 03/25/38	221
1,281	Series 2008-12, Class IV, IO, 6.500%, 04/25/31	123
3,962	Series 2008-16, Class IS, IF, IO, 5.982%, 03/25/38	518

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	153

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,311	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	231
2,982	Series 2008-20, Class SA, IF, IO, 6.772%, 03/25/38	537
2,741	Series 2008-24, Class PF, VAR, 0.868%, 02/25/38	2,756
1,068	Series 2008-27, Class SN, IF, IO, 6.682%, 04/25/38	192
1,676	Series 2008-32, Class SA, IF, IO, 6.632%, 04/25/38	286
9,133	Series 2008-35, Class AI, IO, VAR, 0.827%, 01/25/12	23
4,397	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	49
3,562	Series 2008-36, Class IA, IO, 4.500%, 10/25/22	252
457	Series 2008-44, Class PO, PO, 05/25/38	393
3,008	Series 2008-47, Class SI, IF, IO, 6.282%, 06/25/23	364
6,000	Series 2008-51, Class BC, 4.500%, 06/25/23	6,513
1,666	Series 2008-53, Class CI, IF, IO, 6.982%, 07/25/38	271
310	Series 2008-59, Class IG, IO, 5.500%, 11/25/34	16
2,000	Series 2008-70, Class BY, 4.000%, 08/25/23	2,178
2,161	Series 2008-76, Class GF, VAR, 0.868%, 09/25/23	2,179
734	Series 2008-80, Class GP, 6.250%, 09/25/38	828
2,998	Series 2008-80, Class SA, IF, IO, 5.632%, 09/25/38	384
1,329	Series 2008-81, Class SB, IF, IO, 5.632%, 09/25/38	186
2,000	Series 2008-95, Class BA, 5.000%, 01/25/24	2,302
685	Series 2009-4, Class BD, 4.500%, 02/25/39	725
1,396	Series 2009-6, Class GS, IF, IO, 6.332%, 02/25/39	216
3,162	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	348
2,591	Series 2009-12, Class IO, IO, 4.500%, 03/25/24	240
982	Series 2009-12, Class NI, IO, 5.500%, 08/25/22	57
1,761	Series 2009-14, Class YI, IO, 5.000%, 07/25/22	94
4,848	Series 2009-17, Class QS, IF, IO, 6.432%, 03/25/39	701
2,500	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	851
994	Series 2009-47, Class MT, 7.000%, 07/25/39	1,122

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
3,839	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	557
2,621	Series 2009-62, Class HJ, 6.000%, 05/25/39	2,911
554	Series 2009-63, Class P, 5.000%, 03/25/37	597
942	Series 2009-69, Class PO, PO, 09/25/39	854
749	Series 2009-79, Class UA, 7.000%, 03/25/38	860
3,920	Series 2009-84, Class WS, IF, IO, 5.682%, 10/25/39	503
3,856	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	655
3,735	Series 2009-86, Class OT, PO, 10/25/37	3,247
7,579	Series 2009-86, Class UI, IO, 4.000%, 10/25/14	528
2,041	Series 2009-92, Class AD, 6.000%, 11/25/39	2,274
2,302	Series 2009-99, Class SC, IF, IO, 5.962%, 12/25/39	301
1,613	Series 2009-99, Class WA, VAR, 6.303%, 12/25/39	1,857
6,726	Series 2009-103, Class MB, 4.000%, 12/25/39	7,163
4,590	Series 2009-112, Class ST, IF, IO, 6.032%, 01/25/40	530
10,460	Series 2009-113, Class LB, VAR, 5.831%, 01/25/40	11,709
5,480	Series 2010-1, Class WA, VAR, 6.153%, 02/25/40 (m)	6,232
4,477	Series 2010-9, Class MB, 5.000%, 05/25/32	4,979
3,209	Series 2010-16, Class WA, VAR, 6.442%, 03/25/40	3,700
6,033	Series 2010-16, Class WB, VAR, 6.215%, 03/25/40	6,886
3,813	Series 2010-23, Class KS, IF, IO, 6.882%, 02/25/40	603
4,811	Series 2010-35, Class SB, IF, IO, 6.202%, 04/25/40	583
1,374	Series 2010-39, Class OT, PO, 10/25/35	1,252
2,640	Series 2010-40, Class FJ, 0.818%, 04/25/40	2,649
2,932	Series 2010-42, Class S, IF, IO, 6.182%, 05/25/40	358
2,000	Series 2010-45, Class BD, 4.500%, 11/25/38	2,183
2,263	Series 2010-47, Class AV, 5.000%, 05/25/21	2,506
2,646	Series 2010-49, Class SC, IF, 12.223%, 03/25/40	3,082
1,752	Series 2010-61, Class WA, VAR, 5.950%, 06/25/40	1,957
10,786	Series 2010-64, Class DM, 5.000%, 06/25/40 (m)	11,674

SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
7,673		Series 2010-68, Class SA, IF, IO, 4.782%, 07/25/40	1,038
644		Series 2010-102, Class HZ, 4.000%, 09/25/50	639
11,704		Series 2010-103, Class SB, IF, IO, 5.882%, 11/25/49	1,640
13,364		Series 2010-111, Class AE, 5.500%, 04/25/38	14,227
2,000		Series 2010-111, Class AM, 5.500%, 10/25/40	2,230
8,364		Series 2010-111, Class WA, VAR, 6.031%, 10/25/40	9,349
7,580		Series 2010-125, Class SA, IF, IO, 4.222%, 11/25/40	719
2,721		Series 2010-130, Class CY, 4.500%, 11/25/40	2,836
5,657		Series 2010-133, Class A, 5.500%, 05/25/38	6,054
3,841		Series 2010-148, Class MA, 4.000%, 02/25/39	4,124
3,254		Series 2011-2, Class WA, VAR, 5.728%, 02/25/51	3,584
1,949		Series 2011-18, Class VN, 4.000%, 10/25/25	2,097
1,674		Series 2011-20, Class MW, 5.000%, 03/25/41	1,893
11,445		Series 2011-30, Class LS, IO, VAR, 4.835%, 04/25/41	900
2,776		Series 2011-43, Class WA, VAR, 5.889%, 05/25/51	3,008
3,041		Series 2011-47, Class ZA, 5.500%, 07/25/38	3,464
9,228		Series 2011-58, Class WA, 5.419%, 07/25/51	10,208
1,423		Series 2011-75, Class FA, VAR, 0.768%, 08/25/41	1,424
102		Series G92-7, Class JQ, 8.500%, 01/25/22	127
20		Series G92-12, Class B, 7.700%, 02/25/22	23
31		Series G92-14, Class Z, 7.000%, 02/25/22	34
—	(h)	Series G92-15, Class Z, 7.000%, 01/25/22	—	(h)
—	(h)	Series G92-27, Class SQ, HB, IF, 1,737.650%, 05/25/22	16
22		Series G92-42, Class Z, 7.000%, 07/25/22	24
623		Series G92-44, Class ZQ, 8.000%, 07/25/22	710
116		Series G92-54, Class ZQ, 7.500%, 09/25/22	131
207		Series G92-61, Class Z, 7.000%, 10/25/22	251
21		Series G92-62, Class B, PO, 10/25/22	18
137		Series G93-1, Class KA, 7.900%, 01/25/23	157
92		Series G93-17, Class SI, IF, 6.000%, 04/25/23	95
735		Series G94-7, Class PJ, 7.500%, 05/17/24	896
125		Series G97-2, Class ZA, 8.500%, 02/17/27	146
		Federal National Mortgage Association STRIPS,
9		Series 23, Class 2, IO, 10.000%, 09/01/17	2
7		Series 59, Class 2, IO, 9.500%, 07/01/17	1

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
487	Series 213, Class 2, IO, 8.000%, 03/01/23	105
16	Series 265, Class 2, 9.000%, 03/01/24	19
34	Series 285, Class 1, PO, 02/01/27	31
1,070	Series 293, Class 1, PO, 12/01/24	1,009
835	Series 331, Class 13, IO, 7.000%, 02/01/33	219
2,147	Series 339, Class 18, IO, 4.500%, 07/01/18	191
2,133	Series 339, Class 21, IO, 4.500%, 07/01/18	179
1,815	Series 339, Class 28, IO, 5.500%, 07/01/18	189
3,839	Series 345, Class 24, IO, VAR, 5.000%, 08/01/22	352
932	Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	114
1,431	Series 351, Class 7, IO, VAR, 5.000%, 04/01/34	184
2,033	Series 356, Class 3, IO, 5.000%, 01/01/35	286
3,188	Series 356, Class 39, IO, 5.000%, 01/01/20	358
3,081	Series 365, Class 8, IO, 5.500%, 05/01/36	545
585	Series 368, Class 3, IO, 4.500%, 11/01/20	51
1,151	Series 374, Class 5, IO, 5.500%, 08/01/36	199
3,546	Series 383, Class 32, IO, 6.000%, 01/01/38	558
423	Series 393, Class 6, IO, 5.500%, 04/25/37	51
	Federal National Mortgage Association Whole Loan,
2,002	Series 2001-W3, Class A, VAR, 7.000%, 09/25/41	2,386
382	Series 2001-W4, Class AF6, SUB, 5.610%, 01/25/32	419
9,264	Series 2002-W10, Class IO, IO, VAR, 0.975%, 08/25/42	176
590	Series 2003-W1, Class 1A1, VAR, 6.333%, 12/25/42	702
339	Series 2003-W1, Class 2A, VAR, 7.181%, 12/25/42	402
650	Series 2003-W18, Class 1A6, 5.370%, 08/25/43	717
585	Series 2003-W2, Class 1A1, 6.500%, 07/25/42	674
122	Series 2003-W4, Class 2A, VAR, 6.500%, 10/25/42	136
592	Series 2003-W8, Class 2A, 7.000%, 10/25/42	684
673	Series 2003-W8, Class 3F1, VAR, 0.618%, 05/25/42	668
894	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	1,044
1,378	Series 2004-W11, Class 1A1, 6.000%, 05/25/44	1,546

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	155

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,177	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	1,363
2,299	Series 2005-W3, Class 2AF, VAR, 0.438%, 03/25/45	2,288
974	Series 2005-W4, Class 1A1, 6.000%, 08/25/35	1,093
4,191	Series 2005-W4, Class 3A, VAR, 2.908%, 06/25/35	4,389
1,284	Series 2006-W2, Class 1AF1, VAR, 0.438%, 02/25/36	1,278
858	Series 2006-W3, Class 1AF1, VAR, 0.458%, 10/25/46	854
1,031	Series 2006-W3, Class 2A, 6.000%, 09/25/46	1,152
12,811	Series 2007-W1, Class 1AF1, VAR, 0.478%, 11/25/46 (m)	12,768
3,571	Series 2007-W2, Class 1A1, VAR, 0.538%, 03/25/37	3,527
2,020	Series 2007-W3, Class 1A3, 6.750%, 04/25/37	2,229
325	Series 2007-W7, Class 1A4, HB, IF, 37.870%, 07/25/37	563
6,914	Series 2009-W1, Class A, 6.000%, 12/25/49	7,757
	Government National Mortgage Association,
93	Series 1994-4, Class KQ, 7.988%, 07/16/24	108
1,418	Series 1994-7, Class PQ, 6.500%, 10/16/24	1,644
204	Series 1996-16, Class E, 7.500%, 08/16/26 (m)	234
41	Series 1997-2, Class E, 7.500%, 02/20/27	48
47	Series 1997-11, Class D, 7.500%, 07/20/27	55
83	Series 1998-26, Class K, 7.500%, 09/17/25	97
465	Series 1999-4, Class ZB, 6.000%, 02/20/29	520
148	Series 1999-41, Class Z, 8.000%, 11/16/29	173
18	Series 1999-43, Class TA, IF, 9.350%, 11/16/29	19
88	Series 1999-44, Class PC, 7.500%, 12/20/29	102
412	Series 1999-44, Class ZG, 8.000%, 12/20/29	482
247	Series 2000-6, Class Z, 7.500%, 02/20/30	280
383	Series 2000-7, Class ST, HB, IF, 38.559%, 01/16/30	776
171	Series 2000-9, Class Z, 8.000%, 06/20/30	200
963	Series 2000-9, Class ZJ, 8.500%, 02/16/30	1,191
709	Series 2000-10, Class ZP, 7.500%, 02/16/30	786
379	Series 2000-12, Class ST, HB, IF, 38.559%, 02/16/30	769
95	Series 2000-16, Class ZN, 7.500%, 02/16/30	102
875	Series 2000-21, Class Z, 9.000%, 03/16/30	1,098
135	Series 2000-26, Class Z, 7.750%, 09/20/30	156

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
52	Series 2000-36, Class HC, 7.330%, 11/20/30	61
29	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	9
149	Series 2000-38, Class AH, 7.150%, 12/20/30	180
1,566	Series 2001-21, Class PE, 6.500%, 05/16/31	1,877
264	Series 2001-31, Class SJ, HB, IF, 27.254%, 02/20/31	466
20	Series 2001-32, Class WA, IF, 19.592%, 07/20/31	29
184	Series 2001-35, Class SA, IF, IO, 8.042%, 08/16/31	51
164	Series 2001-36, Class S, IF, IO, 7.842%, 08/16/31	44
955	Series 2001-53, Class SR, IF, IO, 7.937%, 10/20/31	112
60	Series 2001-55, Class SF, HB, IF, 25.535%, 11/20/31	100
777	Series 2002-4, Class TD, 7.000%, 01/20/32	945
185	Series 2002-7, Class PG, 6.500%, 01/20/32	219
723	Series 2002-24, Class AG, IF, IO, 7.742%, 04/16/32	174
190	Series 2002-24, Class SB, IF, 11.613%, 04/16/32	232
557	Series 2002-24, Class Z, 8.500%, 04/16/32	648
1,440	Series 2002-31, Class SE, IF, IO, 7.292%, 04/16/30	306
59	Series 2002-33, Class SY, IF, 9.000%, 02/26/23	63
476	Series 2002-40, Class UK, 6.500%, 06/20/32	554
133	Series 2002-41, Class LS, IF, 9.000%, 06/16/32	147
283	Series 2002-45, Class QE, 6.500%, 06/20/32	332
348	Series 2002-47, Class PG, 6.500%, 07/16/32	407
47	Series 2002-51, Class SG, HB, IF, 31.577%, 04/20/31	89
185	Series 2002-54, Class GB, 6.500%, 08/20/32	212
249	Series 2002-69, Class PO, PO, 02/20/32	236
112	Series 2002-70, Class AV, 6.000%, 03/20/12	112
413	Series 2002-70, Class PS, IF, IO, 7.487%, 08/20/32	51
653	Series 2002-92, Class TK, IO, 5.500%, 05/16/31	19
260	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	14
272	Series 2003-4, Class NY, 5.500%, 12/20/13	285
486	Series 2003-8, Class PO, PO, 01/16/32	463
1,660	Series 2003-11, Class SK, IF, IO, 7.492%, 02/16/33	382

SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
4,539	Series 2003-12, Class VI, IO, 5.500%, 10/17/22	724
43	Series 2003-24, Class PO, PO, 03/16/33	35
504	Series 2003-34, Class TO, PO, 02/16/32	482
1,571	Series 2003-41, Class ID, IO, 5.500%, 05/20/33	298
2,231	Series 2003-46, Class IH, IO, 5.500%, 12/20/32	255
1,796	Series 2003-60, Class ZN, 5.000%, 07/16/33	2,090
458	Series 2003-76, Class LS, IF, IO, 6.987%, 09/20/31	33
100	Series 2003-90, Class PO, PO, 10/20/33	84
1,489	Series 2003-112, Class SA, IF, IO, 6.342%, 12/16/33	282
6,000	Series 2003-112, Class TS, IF, IO, 6.737%, 10/20/32	1,032
4,378	Series 2004-11, Class SW, IF, IO, 5.287%, 02/20/34	548
292	Series 2004-15, Class SA, IF, 19.077%, 12/20/32	369
272	Series 2004-28, Class S, IF, 19.090%, 04/16/34	382
700	Series 2004-34, Class SZ, IF, 7.500%, 02/20/34	707
578	Series 2004-46, Class AO, PO, 06/20/34	491
3,570	Series 2004-59, Class SG, IF, IO, 6.287%, 07/20/34	566
825	Series 2004-68, Class PO, PO, 05/20/31	780
191	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	187
279	Series 2004-73, Class AE, IF, 14.425%, 08/17/34	345
4,336	Series 2004-73, Class JL, IF, IO, 6.342%, 09/16/34	796
1,142	Series 2004-85, Class PO, PO, 01/17/33	1,063
2,097	Series 2004-90, Class SI, IF, IO, 5.887%, 10/20/34	301
1,750	Series 2005-3, Class SB, IF, IO, 5.887%, 01/20/35	247
3,524	Series 2005-17, Class SL, IF, IO, 6.487%, 07/20/34	623
700	Series 2005-26, Class VI, IO, 5.500%, 01/20/35	178
281	Series 2005-35, Class FL, VAR, 0.563%, 03/20/32	279
3,287	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	1,164

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
895	Series 2005-68, Class DP, IF, 15.932%, 06/17/35	1,068
4,573	Series 2005-68, Class KI, IF, IO, 6.087%, 09/20/35	777
1,152	Series 2005-69, Class SY, IF, IO, 6.537%, 11/20/33	203
1,384	Series 2005-72, Class AZ, 5.500%, 09/20/35	1,624
1,779	Series 2005-85, Class IO, IO, 5.500%, 01/16/35	320
308	Series 2005-93, Class JO, PO, 03/20/31	297
860	Series 2006-16, Class OP, PO, 03/20/36	714
641	Series 2006-34, Class PO, PO, 07/20/36	533
4,552	Series 2006-38, Class SG, IF, IO, 6.437%, 09/20/33	424
2,433	Series 2006-38, Class SW, IF, IO, 6.287%, 06/20/36	315
712	Series 2006-59, Class SD, IF, IO, 6.487%, 10/20/36	111
2,502	Series 2007-9, Class DI, IF, IO, 6.297%, 03/20/37	374
841	Series 2007-17, Class AF, VAR, 0.408%, 04/16/37	836
4,011	Series 2007-17, Class JI, IF, IO, 6.602%, 04/16/37	688
552	Series 2007-17, Class JO, PO, 04/16/37	457
477	Series 2007-25, Class FN, VAR, 0.508%, 05/16/37	474
3,214	Series 2007-26, Class SC, IF, IO, 5.987%, 05/20/37	510
7,802	Series 2007-26, Class SW, IF, IO, 5.987%, 05/20/37	1,232
1,214	Series 2007-27, Class MI, IO, 5.500%, 09/20/36	160
148	Series 2007-28, Class BO, PO, 05/20/37	123
3,390	Series 2007-31, Class AO, PO, 05/16/37	2,732
276	Series 2007-35, Class TO, PO, 04/20/35	265
136	Series 2007-36, Class HO, PO, 06/16/37	114
2,719	Series 2007-36, Class SE, IF, IO, 6.262%, 06/16/37	401
4,353	Series 2007-36, Class SG, IF, IO, 6.257%, 06/20/37	660
2,386	Series 2007-40, Class SD, IF, IO, 6.537%, 07/20/37	363
2,384	Series 2007-42, Class SB, IF, IO, 6.537%, 07/20/37	361
1,015	Series 2007-45, Class QA, IF, IO, 6.427%, 07/20/37	146

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	157

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,303	Series 2007-50, Class AI, IF, IO, 6.562%, 08/20/37	371
462	Series 2007-53, Class SW, IF, 19.566%, 09/20/37	608
2,611	Series 2007-57, Class PO, PO, 03/20/37	2,183
2,275	Series 2007-57, Class QA, IF, IO, 6.287%, 10/20/37	325
2,000	Series 2007-70, Class TA, 5.750%, 08/20/36	2,130
3,194	Series 2007-71, Class SB, IF, IO, 6.487%, 07/20/36	367
4,567	Series 2007-74, Class SL, IF, IO, 6.332%, 11/16/37	768
2,221	Series 2007-76, Class SA, IF, IO, 6.317%, 11/20/37	305
3,346	Series 2007-79, Class SY, IF, IO, 6.337%, 12/20/37	443
1,144	Series 2007-81, Class SP, IF, IO, 6.437%, 12/20/37	160
898	Series 2007-82, Class SA, IF, IO, 6.317%, 12/20/37	123
1,596	Series 2008-2, Class MS, IF, IO, 6.952%, 01/16/38	220
1,145	Series 2008-10, Class S, IF, IO, 5.617%, 02/20/38	150
4,347	Series 2008-13, Class PI, IO, 5.500%, 02/16/38	730
1,044	Series 2008-20, Class PO, PO, 09/20/37	896
1,041	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	120
2,336	Series 2008-25, Class SB, IF, IO, 6.687%, 03/20/38	363
1,093	Series 2008-29, Class PO, PO, 02/17/33	952
2,565	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	377
1,018	Series 2008-33, Class XS, IF, IO, 7.492%, 04/16/38	170
1,500	Series 2008-36, Class AY, 5.000%, 04/16/23	1,741
2,476	Series 2008-36, Class SH, IF, IO, 6.087%, 04/20/38	347
5,983	Series 2008-40, Class SA, IF, IO, 6.192%, 05/16/38	1,208
2,700	Series 2008-41, Class SA, IF, IO, 6.127%, 05/20/38	389
768	Series 2008-47, Class V, 5.500%, 05/16/19	870
1,578	Series 2008-55, Class SA, IF, IO, 5.987%, 06/20/38	231
1,318	Series 2008-60, Class PO, PO, 01/20/38	1,179

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
6,855	Series 2008-62, Class SA, IF, IO, 5.937%, 07/20/38	871
2,732	Series 2008-64, Class ED, 6.500%, 04/20/28	3,020
3,000	Series 2008-65, Class ME, 5.750%, 09/20/37	3,342
749	Series 2008-71, Class SC, IF, IO, 5.787%, 08/20/38	100
1,903	Series 2008-93, Class AS, IF, IO, 5.487%, 12/20/38	241
5,988	Series 2008-95, Class DS, IF, IO, 7.087%, 12/20/38	1,046
1,579	Series 2008-96, Class SL, IF, IO, 5.787%, 12/20/38	198
2,510	Series 2009-6, Class SA, IF, IO, 5.892%, 02/16/39	314
3,687	Series 2009-10, Class SA, IF, IO, 5.737%, 02/20/39	488
2,942	Series 2009-10, Class SL, IF, IO, 6.292%, 03/16/34	364
5,000	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	1,809
1,963	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	344
2,124	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	390
2,956	Series 2009-24, Class DS, IF, IO, 6.087%, 03/20/39	370
1,485	Series 2009-25, Class SE, IF, IO, 7.387%, 09/20/38	261
1,180	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	212
2,000	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	372
1,633	Series 2009-38, Class IO, IO, 5.000%, 09/16/31	151
5,096	Series 2009-42, Class SC, IF, IO, 5.867%, 06/20/39	665
2,623	Series 2009-43, Class SA, IF, IO, 5.737%, 06/20/39	344
846	Series 2009-44, Class VA, 5.500%, 05/16/20	934
5,696	Series 2009-64, Class SN, IF, IO, 5.892%, 07/16/39	714
1,055	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	178
4,555	Series 2009-67, Class SA, IF, IO, 5.842%, 08/16/39	514
5,742	Series 2009-72, Class SM, IF, IO, 6.042%, 08/16/39	753
906	Series 2009-79, Class OK, PO, 11/16/37	767

SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
5,306	Series 2009-83, Class TS, IF, IO, 5.887%, 08/20/39	686
10,937	Series 2009-102, Class SM, IF, IO, 6.192%, 06/16/39	1,374
1,603	Series 2009-104, Class AB, 7.000%, 08/16/39	1,922
4,882	Series 2009-106, Class AS, IF, IO, 6.192%, 11/16/39	623
6,219	Series 2009-106, Class ST, IF, IO, 5.787%, 02/20/38	900
2,755	Series 2009-121, Class VA, 5.500%, 11/20/20	3,152
735	Series 2010-14, Class AO, PO, 12/20/32	648
762	Series 2010-14, Class BO, PO, 11/20/35	647
2,500	Series 2010-14, Class CO, PO, 08/20/35	1,789
6,106	Series 2010-14, Class QP, 6.000%, 12/20/39	6,669
4,074	Series 2010-41, Class WA, VAR, 5.853%, 10/20/33	4,572
2,550	Series 2010-103, Class WA, VAR, 5.767%, 08/20/34	2,882
2,560	Series 2010-129, Class AW, VAR, 6.151%, 04/20/37	2,910
3,419	Series 2010-130, Class CP, 7.000%, 10/16/40	4,044
5,351	Series 2010-157, Class OP, PO, 12/20/40	4,216
5,684	Series 2011-22, Class WA, 5.947%, 02/20/37	6,472
8,260	Series 2011-97, Class WA, VAR, 6.069%, 11/20/38	9,365
	NCUA Guaranteed Notes,
7,707	Series 2010-C1, Class APT, 2.650%, 10/29/20	7,997
3,772	Series 2010-R3, Class 1A, VAR, 0.761%, 12/08/20	3,801
1,359	Series 2010-R3, Class 3A, 2.400%, 12/08/20	1,400
	Vendee Mortgage Trust,
6,088	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	6,899
780	Series 1996-1, Class 1Z, 6.750%, 02/15/26	917
441	Series 1996-2, Class 1Z, 6.750%, 06/15/26	518
863	Series 1997-1, Class 2Z, 7.500%, 02/15/27	1,022
652	Series 1998-1, Class 2E, 7.000%, 03/15/28	765

		1,137,419

	Non-Agency CMO — 20.8%
	ABN Amro Mortgage Corp.,
74	Series 2003-7, Class A3, 4.500%, 07/25/18	74
12	Series 2003-9, Class A2, 4.500%, 08/25/18	12

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
	AH Mortgage Advance Trust,
3,201	Series SART-2, Class A1, 3.270%, 09/15/43 (e)	3,201
1,000	Series SART-2, Class B1, 6.900%, 09/15/43 (e)	1,000
	American General Mortgage Loan Trust,
1,503	Series 2006-1, Class A5, VAR, 5.736%, 12/25/35 (e)	1,548
4,000	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	4,016
3,000	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	3,029
5,300	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	5,377
2,439	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	2,500
1,712	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 2.100%, 09/25/35	665
	ASG Resecuritization Trust,
1,329	Series 2009-1, Class A60, VAR, 5.218%, 06/26/37 (e)	1,342
1,659	Series 2009-2, Class A55, VAR, 5.367%, 05/24/36 (e)	1,643
1,288	Series 2009-2, Class G60, VAR, 5.345%, 05/24/36 (e)	1,221
4,183	Series 2009-3, Class A65, VAR, 5.235%, 03/26/37 (e)	4,150
4,562	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	4,630
3,232	Series 2010-1, Class A85, VAR, 0.621%, 02/27/36 (e)	3,102
8,018	Series 2010-2, Class A60, VAR, 4.964%, 01/28/37 (e)	8,079
2,603	Series 2010-3, Class 2A22, VAR, 0.395%, 10/28/36 (e)	2,525
657	Series 2010-4, Class 2A20, VAR, 0.344%, 11/28/36 (e)	639
1,056	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	1,114
2,562	Series 2011-1, Class 3A50, VAR, 2.555%, 11/28/35 (e) (f) (i)	2,460
1,851	Series 2011-2, Class A48S, IF, 23.364%, 02/28/36 (e)	2,535
	Banc of America Alternative Loan Trust,
301	Series 2003-3, Class APO, PO, 05/25/33	191
2,156	Series 2003-7, Class 2A4, 5.000%, 09/25/18	2,200
842	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	865

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	159

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
803	Series 2003-11, Class 2A1, 6.000%, 01/25/34	807
408	Series 2003-11, Class PO, PO, 01/25/34	334
1,084	Series 2004-1, Class 1A1, 6.000%, 02/25/34	1,139
348	Series 2004-1, Class 5A1, 5.500%, 02/25/19	352
816	Series 2004-6, Class 3A2, 6.000%, 07/25/34	825
4,168	Series 2005-1, Class CBIO, IO, 5.500%, 02/25/35	709
3,538	Series 2005-12, Class CBIO, IO, 5.750%, 01/25/36	656
	Banc of America Funding Corp.,
354	Series 2004-1, Class PO, PO, 03/25/34	283
1,632	Series 2004-3, Class 1A1, 5.500%, 10/25/34	1,674
117	Series 2004-3, Class 1A7, 5.500%, 10/25/34	118
1,382	Series 2004-C, Class 1A1, VAR, 5.033%, 12/20/34	1,313
1,985	Series 2005-1, Class 30IO, IO, 5.500%, 02/25/35	218
408	Series 2005-4, Class 30PO, PO, 08/25/35	331
1,139	Series 2005-6, Class 2A7, 5.500%, 10/25/35	1,103
153	Series 2005-7, Class 30PO, PO, 11/25/35	120
786	Series 2005-8, Class 30PO, PO, 01/25/36	629
1,709	Series 2005-E, Class 4A1, VAR, 2.772%, 03/20/35	1,537
3,567	Series 2010-R11A, Class 1A6, VAR, 5.421%, 08/26/35 (e)	3,653
760	Series 2010-R4, Class 5A1, VAR, 0.369%, 07/26/36 (e)	735
3,043	Series 2010-R5, Class 5A6, VAR, 0.519%, 05/26/37 (e)	2,949
205	Series 2010-R7, Class A1, VAR, 0.399%, 06/25/46 (e) (f) (i)	202
	Banc of America Mortgage Securities, Inc.,
2,000	Series 2003-3, Class 1A7, 5.500%, 05/25/33	2,052
405	Series 2003-3, Class 2A1, VAR, 0.768%, 05/25/18	385
1,176	Series 2003-6, Class 2A1, VAR, 0.668%, 08/25/18	1,123
894	Series 2003-8, Class 2A5, 5.000%, 11/25/18	931
167	Series 2003-8, Class APO, PO, 11/25/33	139
177	Series 2003-9, Class 1A2, PO, 12/25/33	132
1,586	Series 2003-A, Class 4A1, VAR, 2.872%, 02/25/33	1,526
955	Series 2003-C, Class 3A1, VAR, 2.872%, 04/25/33	917
2,071	Series 2003-E, Class 2A2, VAR, 2.883%, 06/25/33	1,884

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
3,382	Series 2004-3, Class 15IO, IO, VAR, 0.236%, 04/25/19	17
3,000	Series 2004-3, Class 1A26, 5.500%, 04/25/34	3,069
113	Series 2004-4, Class 1A9, 5.000%, 05/25/34	114
225	Series 2004-4, Class APO, PO, 05/25/34	190
27,060	Series 2004-5, Class 15IO, IO, VAR, 0.242%, 06/25/19	151
307	Series 2004-6, Class APO, PO, 07/25/34	254
176	Series 2004-9, Class 3A1, 6.500%, 09/25/32	185
1,511	Series 2004-C, Class 2A2, VAR, 2.889%, 04/25/34	1,372
1,310	Series 2004-J, Class 3A1, VAR, 5.089%, 11/25/34	1,094
	BCAP LLC Trust,
1,400	Series 2009-RR10, Class 17A1, 5.750%, 06/26/37 (e)	1,402
424	Series 2009-RR13, Class 11A1, VAR, 5.250%, 05/26/37 (e)	424
2,092	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	2,126
2,000	Series 2009-RR14, Class 3A2, VAR, 2.720%, 08/26/35 (e)	1,860
1,140	Series 2009-RR14, Class 4A1, VAR, 2.757%, 03/26/36 (e)	1,136
2,045	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	2,078
951	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	954
933	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e) (f) (i)	932
1,313	Series 2010-RR4, Class 2A1, VAR, 0.969%, 06/26/37 (e)	1,221
1,165	Series 2010-RR5, Class 1A4, VAR, 5.000%, 11/26/37 (e)	1,141
3,470	Series 2010-RR5, Class 2A5, VAR, 5.198%, 04/26/37 (e)	3,448
1,269	Series 2010-RR6, Class 5A1, VAR, 5.500%, 11/26/37 (e)	1,231
2,456	Series 2010-RR7, Class 15A1, VAR, 1.019%, 01/26/36 (e)	2,290
1,905	Series 2010-RR7, Class 16A1, VAR, 0.952%, 02/26/47 (e)	1,760
4,377	Series 2010-RR7, Class 1A5, VAR, 5.011%, 04/26/35 (e)	4,294
8,365	Series 2010-RR7, Class 2A1, VAR, 5.127%, 07/26/45 (e)	7,908

SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,418	Series 2010-RR8, Class 3A3, VAR, 5.083%, 05/26/35 (e)	1,402
1,500	Series 2010-RR8, Class 3A4, 5.083%, 05/26/35 (e)	1,353
2,316	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e) (f) (i)	2,212
3,325	Series 2011-RR5, Class 14A3, VAR, 2.846%, 07/26/36 (e) (f) (i)	3,184
3,953	Series 2011-RR5-I, Class 11A3, VAR, 0.369%, 05/28/36 (e)	3,676
	Bear Stearns Adjustable Rate Mortgage Trust,
920	Series 2003-4, Class 3A1, VAR, 5.015%, 07/25/33	892
371	Series 2003-7, Class 3A, VAR, 2.654%, 10/25/33	344
912	Series 2004-1, Class 12A1, VAR, 2.788%, 04/25/34	728
1,283	Series 2004-2, Class 14A, VAR, 5.020%, 05/25/34	1,276
2,454	Series 2005-5, Class A1, VAR, 2.220%, 08/25/35	2,278
3,078	Series 2006-1, Class A1, VAR, 2.520%, 02/25/36	2,626
992	Bear Stearns Alt-A Trust, Series 2005-2, Class 1A1, VAR, 0.718%, 03/25/35	780
1,531	Bear Stearns Asset Backed Securities Trust, Series 2003-AC5, Class A1, SUB, 5.250%, 10/25/33	1,542
464	Cendant Mortgage Corp., Series 2003-9, Class 1P, PO, 11/25/33	383
	Chase Mortgage Finance Corp.,
684	Series 2003-S10, Class AP, PO, 11/25/18	635
432	Series 2003-S2, Class A1, 5.000%, 03/25/18	439
342	Series 2003-S6, Class A1, 5.000%, 06/25/18	348
677	Series 2004-S3, Class 2A5, 5.500%, 03/25/34	705
749	Series 2007-A1, Class 2A1, VAR, 2.753%, 02/25/37	716
977	Series 2007-A1, Class 7A1, VAR, 2.758%, 02/25/37	916
1,211	Series 2007-A1, Class 9A1, VAR, 2.790%, 02/25/37	1,168
1,862	Series 2007-A2, Class 2A1, 2.955%, 07/25/37	1,756
	Citicorp Mortgage Securities, Inc.,
661	Series 2003-6, Class 1A2, 4.500%, 05/25/33	666
298	Series 2003-8, Class APO, PO, 08/25/33	251
1,154	Series 2004-1, Class 3A1, 4.750%, 01/25/34	1,166
1,742	Series 2004-4, Class A4, 5.500%, 06/25/34	1,818

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,463	Series 2004-5, Class 2A5, 4.500%, 08/25/34	1,510
274	Series 2005-6, Class APO, PO, 09/25/35	221
	Citigroup Mortgage Loan Trust, Inc.,
948	Series 2003-1, Class 2A5, 5.250%, 10/25/33	962
349	Series 2003-1, Class PO3, PO, 09/25/33	289
53	Series 2003-1, Class WA2, 6.500%, 06/25/31	55
64	Series 2003-1, Class WPO2, PO, 06/25/31	53
118	Series 2003-UP3, Class A3, 7.000%, 09/25/33	121
573	Series 2003-UST1, Class A1, 5.500%, 12/25/18	600
94	Series 2003-UST1, Class PO1, PO, 12/25/18	87
85	Series 2003-UST1, Class PO2, PO, 12/25/18	77
50	Series 2003-UST1, Class PO3, PO, 12/25/18	48
777	Series 2004-UST1, Class A3, VAR, 2.397%, 08/25/34	746
844	Series 2004-UST1, Class A6, VAR, 5.093%, 08/25/34	842
368	Series 2005-1, Class 2A1A, VAR, 2.724%, 04/25/35	227
1,420	Series 2005-2, Class 2A11, 5.500%, 05/25/35	1,385
1,070	Series 2005-5, Class 1A2, VAR, 2.701%, 08/25/35	591
3,420	Series 2008-AR4, Class 1A1A, VAR, 5.240%, 11/25/38 (e)	3,373
2,180	Series 2009-10, Class 1A1, VAR, 2.589%, 09/25/33 (e)	2,155
2,220	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	2,305
2,851	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	2,929
1,159	Series 2010-7, Class 10A1, VAR, 2.729%, 02/25/35 (e)	1,152
1,404	Series 2011-3, Class 1A1, VAR, 0.298%, 02/25/47 (e)	1,373
	Countrywide Alternative Loan Trust,
283	Series 2002-8, Class A4, 6.500%, 07/25/32	297
1,016	Series 2002-11, Class M, 6.500%, 10/25/32	977
350	Series 2003-6T2, Class A6, 5.500%, 06/25/33	329
337	Series 2003-J1, Class PO, PO, 10/25/33	242
1,587	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,511
2,062	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	2,110
180	Series 2004-J3, Class 4A1, 4.750%, 04/25/19	186
417	Series 2005-5R, Class A1, 5.250%, 12/25/18	424

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	161

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,734	Series 2005-1CB, Class 1A6, IF, IO, 6.882%, 03/25/35	356
8,810	Series 2005-20CB, Class 3A8, IF, IO, 4.532%, 07/25/35	1,013
7,258	Series 2005-22T1, Class A2, IF, IO, 4.852%, 06/25/35	857
275	Series 2005-26CB, Class A10, IF, 12.654%, 07/25/35	280
134	Series 2005-28CB, Class 1A5, 5.500%, 08/25/35	130
330	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	293
12,458	Series 2005-37T1, Class A2, IF, IO, 4.832%, 09/25/35	1,679
2,054	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	1,698
13,053	Series 2005-54CB, Class 1A2, IF, IO, 4.632%, 11/25/35	1,876
80	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	75
1,508	Series 2005-57CB, Class 3A2, IF, IO, 4.882%, 12/25/35	218
944	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	740
1,225	Series 2005-86CB, Class A11, 5.500%, 02/25/36	869
5,117	Series 2005-J1, Class 1A4, IF, IO, 4.882%, 02/25/35	534
30,463	Series 2006-7CB, Class 1A2, IF, IO, 5.082%, 05/25/36	4,422
1,294	Series 2006-26CB, Class A9, 6.500%, 09/25/36	849
	Countrywide Home Loan Mortgage Pass Through Trust,
192	Series 2003-18, Class A12, 5.500%, 07/25/33	183
2,981	Series 2003-39, Class A6, 5.000%, 10/25/33	2,930
179	Series 2003-J10, Class 2A1, 5.000%, 11/25/18	183
2,251	Series 2003-J13, Class 1A7, 5.250%, 01/25/34	2,338
272	Series 2004-3, Class PO, PO, 04/25/34	226
798	Series 2004-28R, Class A1, 5.500%, 08/25/33	801
7,971	Series 2007-4, Class 1A52, IF, IO, 5.182%, 05/25/37	990

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
	Countrywide Home Loan Mortgage Pass-Through Trust,
1,361	Series 2002-36, Class A22, 6.000%, 01/25/33	1,400
835	Series 2003-26, Class 1A6, 3.500%, 08/25/33	802
268	Series 2003-34, Class A6, 5.250%, 09/25/33	270
210	Series 2003-44, Class A9, PO, 10/25/33	189
467	Series 2003-J7, Class 4A3, IF, 9.491%, 08/25/18	464
2,388	Series 2004-5, Class 1A4, 5.500%, 06/25/34	2,471
262	Series 2004-7, Class 2A1, VAR, 2.276%, 06/25/34	223
1,600	Series 2004-13, Class 1A4, 5.500%, 08/25/34	1,631
389	Series 2004-HYB1, Class 2A, VAR, 2.855%, 05/20/34	319
1,469	Series 2004-HYB3, Class 2A, VAR, 2.554%, 06/20/34	1,124
995	Series 2004-HYB6, Class A3, VAR, 3.007%, 11/20/34	809
517	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	528
1,166	Series 2005-16, Class A23, 5.500%, 09/25/35	1,082
2,639	Series 2005-22, Class 2A1, VAR, 3.063%, 11/25/35	1,666
	Credit Suisse Mortgage Capital Certificates,
3,081	Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	3,050
929	Series 2009-12R, Class 7A1, 5.500%, 10/27/35 (e)	932
1,150	Series 2010-16, Class A3, VAR, 4.250%, 06/25/50 (e)	1,047
1,905	Series 2010-1R, Class 26A1, 4.750%, 05/27/37 (e)	1,929
1,187	Series 2010-1R, Class 5A1, VAR, 5.000%, 01/27/36 (e)	1,237
2,982	Series 2010-11R, Class A1, VAR, 1.221%, 06/28/47 (e)	2,935
651	Series 2010-12R, Class 14A1, VAR, 2.749%, 09/26/46 (e)	651
1,281	Series 2010-12R, Class 5A1, VAR, 3.000%, 04/26/37 (e)	1,291
967	Series 2010-15R, Class 7A1, VAR, 5.271%, 10/26/37 (e)	975
500	Series 2010-15R, Class 7A2, VAR, 5.271%, 10/26/37 (e)	454

SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,942	Series 2011-1R, Class A1, VAR, 1.221%, 02/27/47 (e)	2,938
1,868	Series 2011-6R, Class 3A1, VAR, 2.876%, 07/28/36 (e)	1,737
7,843	Series 2011-7R, Class A1, VAR, 1.471%, 08/28/47 (e)	7,838
8,701	Series 2011-9R, Class A1, VAR, 2.218%, 03/27/46 (e)	8,702
	CS First Boston Mortgage Securities Corp.,
1,306	Series 2003-1, Class DB1, 6.564%, 02/25/33	1,149
1,306	Series 2003-21, Class 1A4, 5.250%, 09/25/33	1,330
3,752	Series 2003-27, Class 5A3, 5.250%, 11/25/33	3,902
2,005	Series 2003-27, Class 5A4, 5.250%, 11/25/33	2,075
936	Series 2003-29, Class 1A1, 6.500%, 12/25/33	972
620	Series 2003-29, Class 5A1, 7.000%, 12/25/33	660
1,493	Series 2003-AR15, Class 3A1, VAR, 2.684%, 06/25/33	1,401
1,611	Series 2004-4, Class 2A4, 5.500%, 09/25/34	1,700
1,298	Series 2004-5, Class 3A1, 5.250%, 08/25/19	1,325
1,667	Series 2004-8, Class 1A4, 5.500%, 12/25/34	1,775
1,679	Series 2004-8, Class 3A5, 5.500%, 12/25/34	1,727
3,198	Series 2005-4, Class 2X, IO, VAR, 5.500%, 06/25/35	423
2,263	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	316
992	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-1, Class 2A1, VAR, 5.714%, 02/25/20	1,011
	Deutsche Mortgage Securities, Inc.,
994	Series 2009-RS2, Class 4A1, VAR, 0.317%, 04/26/37 (e)	939
564	Series 2009-RS3, Class A1, 5.250%, 08/26/35 (e)	559
1,592	Series 2010-RS2, Class A1, VAR, 1.437%, 06/28/47 (e)	1,590
	First Horizon Alternative Mortgage Securities,
1,556	Series 2004-AA4, Class A1, VAR, 2.356%, 10/25/34	1,324
456	Series 2005-AA5, Class 1A2, VAR, 2.375%, 07/25/35	87
948	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	655

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
11,960	Series 2007-FA4, Class 1A2, IF, IO, 5.432%, 08/25/37	1,615
	First Horizon Asset Securities, Inc.,
272	Series 2003-7, Class 2A1, 4.500%, 09/25/18	280
400	Series 2003-8, Class 2A1, 4.500%, 09/25/18	403
2,115	Series 2003-9, Class 1A6, 5.500%, 11/25/33	2,156
658	Series 2004-AR2, Class 2A1, VAR, 2.761%, 05/25/34	591
504	Series 2004-AR7, Class 2A1, VAR, 2.741%, 02/25/35 (m)	473
685	Series 2004-AR7, Class 2A2, VAR, 2.741%, 02/25/35	601
1,476	Series 2005-AR1, Class 2A2, VAR, 2.750%, 04/25/35	1,334
	GMAC Mortgage Corp. Loan Trust,
958	Series 2003-AR1, Class A4, VAR, 3.303%, 10/19/33	911
2,652	Series 2003-AR2, Class 2A4, VAR, 3.217%, 12/19/33	2,423
215	Series 2003-J7, Class A10, 5.500%, 11/25/33	225
1,478	Series 2003-J7, Class A7, 5.000%, 11/25/33	1,524
240	Series 2003-J8, Class A, 5.250%, 12/25/33	246
1,469	Series 2004-J1, Class A20, 5.500%, 04/25/34	1,507
195	Series 2004-J2, Class A2, VAR, 0.718%, 06/25/34	193
3,506	Series 2004-J5, Class A7, 6.500%, 01/25/35	3,691
1,406	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	1,440
532	Series 2005-AR3, Class 3A3, VAR, 3.088%, 06/19/35	495
3,424	Series 2005-AR3, Class 3A4, VAR, 3.088%, 06/19/35	2,721
582	Series 2010-1, Class A, 4.250%, 07/25/40 (e)	583
	GSMPS Mortgage Loan Trust,
717	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	717
355	Series 2004-4, Class 1AF, VAR, 0.618%, 06/25/34 (e)	288
711	Series 2005-RP2, Class 1AF, VAR, 0.568%, 03/25/35 (e)	587
1,612	Series 2005-RP3, Class 1AF, VAR, 0.568%, 09/25/35 (e)	1,319
3,850	Series 2006-RP2, Class 1AS2, IF, IO, 5.365%, 04/25/36 (e)	549
	GSR Mortgage Loan Trust,
568	Series 2003-13, Class 1A1, VAR, 4.447%, 10/25/33	556
210	Series 2003-6F, Class A2, VAR, 0.618%, 09/25/32	201

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	163

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,527	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	1,507
170	Series 2004-3F, Class 3A8, 13.500%, 02/25/34	170
4,466	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	4,644
4,022	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	4,250
127	Series 2004-10F, Class 2A1, 5.000%, 08/25/19	129
315	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	307
722	Series 2005-5F, Class 2A3, 5.500%, 06/25/35	723
1,877	Series 2005-5F, Class 8A3, VAR, 0.718%, 06/25/35	1,824
5,156	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	4,984
1,126	Series 2006-1F, Class 1AP, PO, 02/25/36	921
8,175	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	6,592
3,100	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	2,906
622	Impac CMB Trust, Series 2005-2, Class 2M1, VAR, 0.738%, 04/25/35	374
	Impac Secured Assets CMN Owner Trust,
1,513	Series 2001-8, Class A6, 6.440%, 01/25/32	1,518
1,552	Series 2006-1, Class 2A1, VAR, 0.568%, 05/25/36	1,365
3,420	Series 2006-2, Class 2A1, VAR, 0.568%, 08/25/36	2,986
	Indymac Index Mortgage Loan Trust,
10,240	Series 2005-AR11, Class A7, IO, VAR, 0.213%, 08/25/35	51
332	Series 2006-AR3, Class 2A1A, VAR, 2.757%, 03/25/36	171
	JP Morgan Mortgage Trust,
766	Series 2004-A3, Class 4A1, VAR, 2.749%, 07/25/34	743
810	Series 2004-A4, Class 1A1, VAR, 2.759%, 09/25/34	784
548	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	565
2,000	Series 2005-A1, Class 3A4, VAR, 5.016%, 02/25/35	1,845
948	Series 2005-A1, Class 5A1, VAR, 4.477%, 02/25/35	936
3,036	Series 2006-A2, Class 4A1, VAR, 2.749%, 08/25/34	2,871
4,314	Series 2006-A2, Class 5A3, VAR, 2.903%, 11/25/33	4,178
1,030	Series 2006-A3, Class 6A1, VAR, 2.808%, 08/25/34	895
992	Series 2007-A1, Class 5A2, VAR, 2.907%, 07/25/35	896

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,254	JP Morgan Reremic, Series 2010-4, Class 7A1, VAR, 4.285%, 08/26/35 (e)	1,202
54	Kidder Peabody Mortgage Assets Trust, Series B, Class A1, PO, 04/22/18	52
	Lehman Mortgage Trust,
1,264	Series 2006-2, Class 1A1, VAR, 6.482%, 04/25/36	1,206
810	Series 2007-6, Class 1A8, 6.000%, 07/25/37	624
1,500	Series 2008-2, Class 1A6, 6.000%, 03/25/38	1,125
	LVII Resecuritization Trust,
2,503	Series 2009-2, Class A4, VAR, 3.000%, 09/27/37 (e)	2,448
3,150	Series 2009-2, Class A5, 3.000%, 09/27/37 (e)	3,148
	MASTR Adjustable Rate Mortgages Trust,
237	Series 2004-3, Class 4A2, VAR, 2.286%, 04/25/34	207
56	Series 2004-4, Class 2A1, VAR, 2.117%, 05/25/34	33
865	Series 2004-13, Class 2A1, VAR, 2.770%, 04/21/34	812
3,054	Series 2004-13, Class 3A6, VAR, 2.729%, 11/21/34	3,006
3,000	Series 2004-13, Class 3A7, VAR, 2.729%, 11/21/34	2,737
317	Series 2004-15, Class 3A1, VAR, 3.241%, 12/25/34	237
	MASTR Alternative Loans Trust,
508	Series 2003-4, Class 2A1, 6.250%, 06/25/33	515
512	Series 2003-8, Class 3A1, 5.500%, 12/25/33	519
1,205	Series 2003-8, Class 5A1, 5.000%, 11/25/18	1,231
266	Series 2003-9, Class 8A1, 6.000%, 01/25/34	266
186	Series 2004-1, Class 30PO, PO, 02/25/34	118
886	Series 2004-3, Class 2A1, 6.250%, 04/25/34	898
376	Series 2004-3, Class 30PO, PO, 04/25/34	333
391	Series 2004-3, Class 30X1, IO, 6.000%, 04/25/34	66
438	Series 2004-5, Class 30PO, PO, 06/25/34	269
209	Series 2004-5, Class 30X1, IO, 6.000%, 06/25/34	38
247	Series 2004-6, Class 30X1, IO, 5.500%, 07/25/34	42
2,184	Series 2004-6, Class 7A1, 6.000%, 07/25/34	2,167
203	Series 2004-7, Class 30PO, PO, 08/25/34	126
821	Series 2004-7, Class AX1, IO, 5.500%, 08/25/34	143

SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
722	Series 2004-10, Class 1A1, 4.500%, 09/25/19	734
3,329	Series 2005-3, Class AX2, IO, 6.000%, 04/25/35	517
	MASTR Asset Securitization Trust,
649	Series 2003-2, Class 1A1, 5.000%, 03/25/18	668
231	Series 2003-2, Class 2A1, 4.500%, 03/25/18	234
1,059	Series 2003-3, Class 3A18, 5.500%, 04/25/33	1,097
201	Series 2003-4, Class 3A2, 5.000%, 05/25/18	206
218	Series 2003-4, Class 5A1, 5.500%, 05/25/33	231
369	Series 2003-8, Class 1A1, 5.500%, 09/25/33	386
68	Series 2003-8, Class 3A2, VAR, 0.618%, 09/25/33	68
440	Series 2003-9, Class 15PO, PO, 10/25/18	409
167	Series 2003-10, Class 15PO, PO, 11/25/18	155
108	Series 2003-11, Class 15PO, PO, 12/25/18	100
742	Series 2003-12, Class 6A1, 5.000%, 12/25/33	756
171	Series 2004-1, Class 30PO, PO, 02/25/34	137
185	Series 2004-3, Class PO, PO, 03/25/34	158
504	Series 2004-4, Class 3A1, 4.500%, 04/25/19	514
963	Series 2004-6, Class 2A9, 5.250%, 11/26/16	973
283	Series 2004-8, Class 1A1, 4.750%, 08/25/19	291
316	Series 2004-8, Class PO, PO, 08/25/19	293
133	Series 2004-9, Class 5A1, 5.250%, 09/25/19	137
1,454	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	1,540
1,000	Series 2006-2, Class 1A30, 6.000%, 06/25/36	894
3,791	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.568%, 05/25/35 (e)	3,023
3,164	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	2,152
	Merrill Lynch Mortgage Investors, Inc.,
360	Series 2003-A4, Class 2A, VAR, 2.739%, 07/25/33	331
1,267	Series 2003-A5, Class 2A6, VAR, 2.400%, 08/25/33	1,147
1,644	Series 2004-A4, Class A2, VAR, 2.608%, 08/25/34	1,536
248	Series 2005-A1, Class 3A, VAR, 4.866%, 12/25/34	219
	Merrill Lynch Trust,
1	Series 7, Class B, PO, 04/20/18	1
53	Series 47, Class Z, 8.985%, 10/20/20	59

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Non-Agency CMO — Continued
		MLCC Mortgage Investors, Inc.,
1,089		Series 2003-A, Class 2A2, VAR, 1.285%, 03/25/28	949
944		Series 2003-E, Class A1, VAR, 0.838%, 10/25/28	824
1,398		Series 2004-1, Class 2A1, 2.138%, 12/25/34	1,315
1,243		Series 2004-D, Class A2, VAR, 0.825%, 08/25/29	1,168
1,116		Series 2004-E, Class A2A, VAR, 0.810%, 11/25/29	1,037
1,940		Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.651%, 04/25/34	1,962
—	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 5,254.000%, 04/20/21	10
		MortgageIT Trust,
801		Series 2005-1, Class 1A1, VAR, 0.538%, 02/25/35	617
310		Series 2005-5, Class A1, VAR, 0.478%, 12/25/35	212
		Nomura Asset Acceptance Corp.,
280		Series 2003-A1, Class A1, 5.500%, 05/25/33	289
70		Series 2003-A1, Class A2, 6.000%, 05/25/33	73
45		Series 2003-A1, Class A5, 7.000%, 04/25/33	47
71		Series 2003-A1, Class A7, 5.000%, 04/25/18	72
781		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	788
		Prime Mortgage Trust,
184		Series 2004-1, Class 2A3, 5.250%, 08/25/34	191
1,743		Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	1,835
851		Series 2005-4, Class 2PO, PO, 10/25/35	676
		RBSSP Resecuritization Trust,
1,323		Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	1,368
584		Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	613
1,539		Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	1,549
1,349		Series 2009-9, Class 7A4, 6.000%, 07/26/37 (e)	1,379
1,329		Series 2009-12, Class 14A1, VAR, 5.500%, 03/25/23 (e)	1,365
2,086		Series 2009-12, Class 1A1, VAR, 5.700%, 11/25/33 (e)	2,196
2,395		Series 2009-13, Class 1A1, VAR, 5.000%, 10/26/21 (e)	2,425

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	165

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,200	Series 2010-2, Class 2A1, 4.500%, 11/26/22 (e)	1,220
3,077	Series 2010-4, Class 12A1, 4.500%, 03/26/21 (e)	3,069
1,966	Series 2010-9, Class 1A1, VAR, 0.403%, 07/26/37 (e) (f) (i)	1,700
2,600	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	2,577
	Residential Accredit Loans, Inc.,
334	Series 2001-QS19, Class A2, 6.000%, 12/25/16	340
86	Series 2002-QS16, Class A3, IF, 16.166%, 10/25/17	96
1,068	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	1,048
243	Series 2003-QR24, Class A5, 4.000%, 07/25/33	243
321	Series 2003-QS1, Class A6, 4.250%, 01/25/33	322
865	Series 2003-QS12, Class A2A, IF, IO, 7.382%, 06/25/18	120
379	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	39
1,239	Series 2003-QS13, Class A5, VAR, 0.868%, 07/25/33	1,076
7,357	Series 2003-QS13, Class A6, IF, IO, 0.600%, 07/25/33	135
976	Series 2003-QS14, Class A1, 5.000%, 07/25/18	992
986	Series 2003-QS18, Class A1, 5.000%, 09/25/18	1,016
951	Series 2003-QS19, Class A1, 5.750%, 10/25/33	983
278	Series 2003-QS3, Class A2, IF, 16.020%, 02/25/18	321
507	Series 2003-QS3, Class A8, IF, IO, 7.382%, 02/25/18	55
709	Series 2003-QS9, Class A3, IF, IO, 7.332%, 05/25/18	102
1,086	Series 2004-QA4, Class NB3, VAR, 5.241%, 09/25/34	1,008
414	Series 2004-QA6, Class NB2, VAR, 3.113%, 12/26/34	272
798	Series 2004-QS10, Class A6, 6.000%, 07/25/34	829
1,489	Series 2004-QS7, Class A4, 5.500%, 05/25/34	1,303
429	Series 2004-QS8, Class A2, 5.000%, 06/25/34	431

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
316	Series 2005-QA10, Class A31, VAR, 3.771%, 09/25/35	196
2,000	Series 2005-QA6, Class A32, VAR, 5.576%, 05/25/35	1,079
668	Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	418
	Residential Asset Securitization Trust,
110	Series 2002-A13, Class A4, 5.250%, 12/25/17	114
582	Series 2003-A13, Class A3, 5.500%, 01/25/34	581
165	Series 2003-A14, Class A1, 4.750%, 02/25/19	166
747	Series 2003-A5, Class A1, 5.500%, 06/25/33	763
1,015	Series 2004-IP2, Class 1A1, VAR, 2.656%, 12/25/34	861
3,771	Series 2005-A16, Class AX, IO, 5.750%, 02/25/36	761
7,072	Series 2005-A2, Class A4, IF, IO, 4.832%, 03/25/35	897
1,401	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	880
838	Series 2006-A6, Class 2A13, 6.000%, 07/25/36	586
	Residential Funding Mortgage Securities I,
1,554	Series 2003-S13, Class A3, 5.500%, 06/25/33	1,583
308	Series 2003-S14, Class A4, PO, 07/25/18	288
884	Series 2003-S16, Class A3, 5.000%, 09/25/18	912
837	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	856
1,739	Series 2003-S4, Class A4, 5.750%, 03/25/33	1,836
723	Series 2004-S6, Class 2A6, PO, 06/25/34	598
141	Series 2004-S6, Class 3A5, 4.500%, 06/25/19	141
908	Series 2005-SA4, Class 1A1, VAR, 3.003%, 09/25/35	614
	Residential Funding Securities LLC,
48	Series 2002-RM1, Class API, PO, 12/25/17	40
77	Series 2003-RM2, Class AP-3, PO, 05/25/33	63
	Salomon Brothers Mortgage Securities VII, Inc.,
1,534	Series 2003-HYB1, Class A, VAR, 3.189%, 09/25/33	1,431
115	Series 2003-UP2, Class PO1, PO, 12/25/18	91
	Sequoia Mortgage Trust,
1,832	Series 2003-1, Class 1A, VAR, 0.593%, 04/20/33	1,624
1,238	Series 2004-8, Class A1, VAR, 0.563%, 09/20/34	1,055

SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,935	Series 2004-8, Class A2, VAR, 0.833%, 09/20/34	1,636
1,579	Series 2004-10, Class A1A, VAR, 0.523%, 11/20/34	1,376
4,018	Springleaf Mortgage Loan Trust, Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	4,015
6,750	Station Place Securitization Trust, Series 2010-1, Class A, VAR, 1.213%, 12/20/42 (e)	6,750
2,934	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.931%, 06/25/34	2,766
1,983	Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, VAR, 0.542%, 10/19/34	1,637
	Structured Asset Securities Corp.,
68	Series 2002-10H, Class 1AP, PO, 05/25/32	50
285	Series 2003-8, Class 1A2, 5.000%, 04/25/18	291
642	Series 2003-16, Class A3, VAR, 0.718%, 06/25/33	611
53	Series 2003-21, Class 1A3, 5.500%, 07/25/33	53
711	Series 2003-32, Class 1A1, VAR, 5.218%, 11/25/33	746
402	Series 2003-31A, Class B1, VAR, 2.567%, 10/25/33	153
1,269	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	1,283
636	Series 2003-33H, Class 1APO, PO, 10/25/33	486
1,086	Series 2003-34A, Class 3A3, VAR, 2.558%, 11/25/33	1,009
5,201	Series 2003-37A, Class 2A, VAR, 5.013%, 12/25/33	5,160
1,586	Series 2004-20, Class 1A3, 5.250%, 11/25/34 (m)	1,597
3,252	Series 2004-5H, Class A4, 5.540%, 12/25/33	3,168
803	Series 2005-6, Class 4A1, 5.000%, 05/25/35	790
	Thornburg Mortgage Securities Trust,
266	Series 2003-4, Class A1, VAR, 0.538%, 09/25/43	239
251	Series 2004-1, Class II2A, VAR, 1.764%, 03/25/44	211
	Vericrest Opportunity Loan Transferee,
2,282	Series 2011-NL1A, Class A1, 5.926%, 12/26/50 (e) (f) (i)	2,283
2,200	Series 2011-NL1A, Class A2, 9.077%, 12/26/50 (e) (f) (i)	2,200

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
	WaMu Mortgage Pass-Through Certificates,
158	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	162
1,578	Series 2003-AR7, Class A7, VAR, 2.446%, 08/25/33	1,488
1,151	Series 2003-AR8, Class A, VAR, 2.476%, 08/25/33	1,085
4,345	Series 2003-AR9, Class 1A6, VAR, 2.589%, 09/25/33	4,111
1,065	Series 2003-AR9, Class 2A, VAR, 2.608%, 09/25/33	1,014
1,834	Series 2003-S1, Class A5, 5.500%, 04/25/33	1,893
548	Series 2003-S10, Class A5, 5.000%, 10/25/18	550
83	Series 2003-S10, Class A6, PO, 10/25/18	82
515	Series 2003-S11, Class 2A5, IF, 16.449%, 11/25/33	541
439	Series 2003-S3, Class 1A4, 5.500%, 06/25/33	448
264	Series 2003-S7, Class A1, 4.500%, 08/25/18	271
1,010	Series 2003-S8, Class A4, 4.500%, 09/25/18	1,026
997	Series 2003-S8, Class A6, 4.500%, 09/25/18	1,017
4,542	Series 2003-S9, Class A8, 5.250%, 10/25/33	4,708
201	Series 2003-S9, Class P, PO, 10/25/33	164
280	Series 2004-AR3, Class A1, VAR, 2.577%, 06/25/34	277
1,901	Series 2004-AR3, Class A2, VAR, 2.577%, 06/25/34	1,874
1,662	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	1,736
457	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	478
769	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	795
941	Series 2004-S1, Class 1A3, VAR, 0.618%, 03/25/34	913
3,572	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	3,570
387	Series 2006-AR10, Class 2P, VAR, 09/25/36	203
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
460	Series 2005-1, Class 1A1, 5.500%, 03/25/35	403
12,327	Series 2005-2, Class 1A4, IF, IO, 4.832%, 04/25/35	1,491
1,398	Series 2005-4, Class CB7, 5.500%, 06/25/35	1,154
411	Series 2005-4, Class DP, PO, 06/25/20	315
1,644	Series 2005-6, Class 2A4, 5.500%, 08/25/35	1,327
15,467	Series 2005-11, Class A4, IF, IO, 4.732%, 01/25/36	1,939
	Washington Mutual MSC Mortgage Pass-Through Certificates,
1,022	Series 2004-RA2, Class 2A, 7.000%, 07/25/33	1,057
151	Series 2004-RA4, Class 1P, PO, 04/25/19	143

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	167

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,244	Wells Fargo Mortgage Backed Securities Trust, Series 2003-11, Class 1A10, 4.750%, 10/25/18	1,280
	Wells Fargo Mortgage-Backed Securities Trust,
733	Series 2003-8, Class A9, 4.500%, 08/25/18	755
1,533	Series 2003-11, Class 1A4, 4.750%, 10/25/18	1,532
395	Series 2003-11, Class 1APO, PO, 10/25/18	347
766	Series 2003-13, Class A7, 4.500%, 11/25/18	776
161	Series 2003-14, Class 1A1, 4.750%, 12/25/18	166
1,331	Series 2003-15, Class 1A1, 4.750%, 12/25/18	1,374
393	Series 2003-16, Class 2A1, 4.500%, 12/25/18	401
11,080	Series 2003-16, Class 2AIO, IO, VAR, 0.115%, 12/25/18	28
736	Series 2003-17, Class APO, PO, 01/25/34	611
907	Series 2003-K, Class 1A1, VAR, 4.443%, 11/25/33	868
249	Series 2003-K, Class 1A2, VAR, 4.443%, 11/25/33	243
470	Series 2004-1, Class A1102/25/34	388
391	Series 2004-2, Class APO, PO, 01/25/19	364
319	Series 2004-7, Class 2A1, 4.500%, 07/25/19	326
1,101	Series 2004-7, Class 2A2, 5.000%, 07/25/19	1,137
474	Series 2004-B, Class A1, VAR, 4.903%, 02/25/34	469
1,037	Series 2004-BB, Class A4, VAR, 2.742%, 01/25/35	990
2,163	Series 2004-EE, Class 2A1, VAR, 2.749%, 12/25/34	2,060
270	Series 2004-EE, Class 2A2, VAR, 2.749%, 12/25/34	261
1,153	Series 2004-EE, Class 3A1, VAR, 2.848%, 12/25/34	1,107
1,583	Series 2004-I, Class 1A1, VAR, 2.832%, 07/25/34	1,474
2,309	Series 2004-P, Class 2A1, VAR, 2.682%, 09/25/34	2,147
185	Series 2004-Q, Class 1A3, VAR, 2.918%, 09/25/34	174
3,438	Series 2004-U, Class A1, VAR, 2.798%, 10/25/34	3,236
1,551	Series 2004-V, Class 1A1, VAR, 2.747%, 10/25/34	1,464
834	Series 2005-1, Class 2A1, 5.000%, 01/25/20	867
482	Series 2005-9, Class 1APO, PO, 10/25/35	379

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,258	Series 2005-13, Class A1, 5.000%, 11/25/20	1,296
126	Series 2005-15, Class APO, PO, 12/25/20	116
697	Series 2005-AR16, Class 2A1, VAR, 2.759%, 10/25/35	634
1,434	Series 2005-AR8, Class 2A1, VAR, 2.759%, 06/25/35	1,329
2,200	Series 2007-7, Class A7, 6.000%, 06/25/37	2,103
1,493	Series 2007-11, Class A14, 6.000%, 08/25/37	1,366

		571,938

	Total Collateralized Mortgage Obligations (Cost $1,613,740)	1,709,357

Commercial Mortgage-Backed Securities — 1.5%
	Banc of America Commercial Mortgage, Inc.,
700	Series 2005-3, Class A4, 4.668%, 07/10/43	747
800	Series 2005-3, Class AM, 4.727%, 07/10/43	771
500	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	543
1,000	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	1,084
2,000	Series 2006-4, Class A4, 5.634%, 07/10/46	2,161
	Bear Stearns Commercial Mortgage Securities,
1,000	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	1,076
500	Series 2006-PW11, Class A4, VAR, 5.620%, 03/11/39	549
1,446	CW Capital Cobalt Ltd., Series 2006-C1, Class A4, 5.223%, 08/15/48	1,540
4,541	FDIC Structured Sale Guaranteed Notes, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	4,723
27,685	GS Mortgage Securities Corp. II, Series 2006-GG8, Class X, IO, VAR, 0.856%, 11/10/39 (e)	643
	JP Morgan Chase Commercial Mortgage Securities Corp.,
2,000	Series 2003-PM1A, Class A4, VAR, 5.326%, 08/12/40	2,105
1,200	Series 2004-CB8, Class A4, 4.404%, 01/12/39	1,257
106,077	Series 2006-CB15, Class X1, IO, VAR, 0.115%, 06/12/43	733
	LB-UBS Commercial Mortgage Trust,
1,708	Series 2004-C2, Class A4, 4.367%, 03/15/36	1,790
66,453	Series 2006-C1, Class XCL, IO, VAR, 0.169%, 02/15/41 (e)	686
500	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.863%, 05/12/39	552

SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Mortgage-Backed Securities — Continued
	Morgan Stanley Capital I,
2,500	Series 2004-HQ4, Class A7, 4.970%, 04/14/40	2,653
250	Series 2007-T27, Class A4, VAR, 5.795%, 06/11/42	278
	Morgan Stanley Reremic Trust,
1,171	Series 20, Class A, 3.000%, 07/17/56 (e)	1,177
4,000	Series 2009-IO, Class A2, 5.000%, 07/17/56 (e)	4,120
4,500	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	4,711
4,745	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	4,721
	Wachovia Bank Commercial Mortgage Trust,
1,118	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	1,193
143,697	Series 2006-C24, Class XC, IO, VAR, 0.080%, 03/15/45 (e)	640
1,250	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,227

	Total Commercial Mortgage-Backed Securities (Cost $41,077)	41,680

Mortgage Pass-Through Securities — 26.5%
	Federal Home Loan Mortgage Corp.,
204	ARM, 2.334%, 03/01/35	215
313	ARM, 2.480%, 12/01/33	328
500	ARM, 2.495%, 05/01/36	534
371	ARM, 2.510%, 04/01/34	391
478	ARM, 2.574%, 12/01/35	504
153	ARM, 2.657%, 07/01/37	163
432	ARM, 2.803%, 03/01/36	457
727	ARM, 3.308%, 03/01/36	776
82	ARM, 3.403%, 01/01/30	86
313	ARM, 3.501%, 09/01/36	331
424	ARM, 3.883%, 11/01/36	440
399	ARM, 4.613%, 08/01/36	420
1,050	ARM, 4.994%, 01/01/35	1,127
1,247	ARM, 5.126%, 03/01/37	1,319
377	ARM, 5.295%, 05/01/38	400
456	ARM, 5.612%, 04/01/38	485
253	ARM, 5.748%, 05/01/37	271
646	ARM, 5.794%, 11/01/36	686
1,454	ARM, 5.823%, 10/01/36	1,519
280	ARM, 5.865%, 02/01/37	298
332	ARM, 5.948%, 10/01/36	347
160	ARM, 6.011%, 02/01/37	170
2,163	ARM, 6.013%, 11/01/36	2,334

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

980	ARM, 6.014%, 06/01/36	1,057
229	ARM, 6.043%, 10/01/36	249
281	ARM, 6.056%, 10/01/37	296
463	ARM, 6.058%, 12/01/36	493
427	ARM, 6.076%, 02/01/37	452
500	ARM, 6.249%, 09/01/37	537
300	ARM, 6.398%, 02/01/37	325
698	ARM, 6.534%, 10/01/36	727
817	ARM, 6.666%, 11/01/36	884
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
264	3.500%, 05/01/19	278
5,652	4.000%, 06/01/13 - 06/01/19 (m)	5,986
2,359	4.500%, 07/01/14 - 10/01/18	2,462
393	5.000%, 12/01/18	425
17,487	5.500%, 06/01/17 - 01/01/24	19,054
3,856	6.000%, 06/01/17 - 03/01/22	4,184
881	6.500%, 01/01/13 - 03/01/22	959
412	7.000%, 01/01/17 - 07/01/17	445
4	7.500%, 10/01/14 - 12/01/15	4
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
5,136	5.500%, 04/01/27 - 03/01/28	5,613
1,141	6.000%, 01/01/14 - 02/01/24	1,264
2,141	6.500%, 05/01/22 - 01/01/28	2,400
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
2,122	4.000%, 10/01/33	2,220
9,915	4.500%, 05/01/41	10,483
13,157	5.000%, 05/01/36 - 08/01/40	14,188
4,829	5.500%, 10/01/33 - 07/01/35	5,308
1,128	6.000%, 11/01/28 - 12/01/33	1,261
8,115	6.500%, 05/01/24 - 03/01/38 (m)	9,249
1,595	7.000%, 07/01/29 - 10/01/36	1,841
289	7.500%, 09/01/38	335
49	8.500%, 08/01/30	59
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
1,771	7.500%, 01/01/32 - 12/01/36	2,071
1,197	10.000%, 10/01/30	1,438
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
6,206	5.500%, 02/01/18 - 11/01/35	6,626
8,282	6.500%, 11/01/36 - 10/17/38	9,285
614	7.000%, 12/01/14 - 08/01/47	686
116	10.500%, 07/20/21	133

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	169

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
10	7.500%, 03/01/17 - 05/01/17	12
9	8.750%, 06/01/17	9
5	10.500%, 05/01/19	5
10	12.000%, 08/01/15 - 07/01/19	11
	Federal National Mortgage Association,
754	ARM, 1.583%, 08/01/34	769
325	ARM, 1.787%, 01/01/33	333
333	ARM, 1.921%, 02/01/35	349
620	ARM, 1.965%, 02/01/35	649
21	ARM, 1.970%, 03/01/19	21
3,831	ARM, 1.981%, 01/01/35 (m)	4,023
1,205	ARM, 2.113%, 05/01/35	1,260
264	ARM, 2.221%, 04/01/34	274
385	ARM, 2.251%, 01/01/36	399
251	ARM, 2.318%, 04/01/34	264
363	ARM, 2.333%, 06/01/35	381
458	ARM, 2.334%, 06/01/34	480
885	ARM, 2.377%, 07/01/33	932
408	ARM, 2.379%, 08/01/34	431
154	ARM, 2.402%, 11/01/33	159
419	ARM, 2.419%, 10/01/34	435
601	ARM, 2.427%, 10/01/34	633
291	ARM, 2.432%, 09/01/35	307
327	ARM, 2.434%, 01/01/34 - 05/01/35	344
647	ARM, 2.452%, 11/01/33	679
487	ARM, 2.460%, 05/01/34	512
204	ARM, 2.470%, 05/01/35	216
1,253	ARM, 2.491%, 04/01/35	1,320
433	ARM, 2.499%, 08/01/36	452
537	ARM, 2.500%, 08/01/34	565
432	ARM, 2.520%, 07/01/36	454
384	ARM, 2.526%, 09/01/34	406
390	ARM, 2.552%, 10/01/34	411
913	ARM, 2.569%, 06/01/36	967
540	ARM, 2.589%, 10/01/34	570
488	ARM, 2.592%, 02/01/34	514
429	ARM, 2.721%, 09/01/33	454
845	ARM, 2.827%, 04/01/35	889
7,398	ARM, 2.959%, 03/01/36	7,786
744	ARM, 3.110%, 10/01/34	784
32	ARM, 3.190%, 09/01/27	33
595	ARM, 3.719%, 11/01/37	619
116	ARM, 3.934%, 03/01/29	120
762	ARM, 4.939%, 07/01/33	822

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,221	ARM, 5.091%, 07/01/37	1,298
652	ARM, 5.116%, 09/01/36	684
418	ARM, 5.228%, 01/01/38	448
349	ARM, 5.486%, 10/01/36	372
233	ARM, 5.516%, 07/01/37	248
246	ARM, 5.528%, 12/01/36	260
4,269	ARM, 5.629%, 01/01/23	4,640
447	ARM, 5.632%, 10/01/36	478
1,078	ARM, 5.666%, 12/01/37	1,152
652	ARM, 5.767%, 12/01/36	693
395	ARM, 5.874%, 11/01/36	418
2,485	ARM, 6.070%, 11/01/18	2,717
	Federal National Mortgage Association, 15 Year, Single Family,
1,280	3.500%, 08/01/18	1,369
10,098	4.000%, 07/01/18 - 12/01/18 (m)	10,759
4,970	4.500%, 07/01/18 - 09/01/20	5,362
4,343	5.000%, 12/01/16 - 08/01/24	4,702
8,661	5.500%, 11/01/18 - 11/01/23	9,425
14,969	6.000%, 06/01/16 - 07/01/24	16,282
2,912	6.500%, 09/01/13 - 02/01/24	3,198
1,640	7.000%, 12/01/16 - 08/01/21	1,801
91	7.500%, 03/01/17 - 10/01/17	100
80	8.000%, 11/01/12 - 01/01/16	84
	Federal National Mortgage Association, 20 Year, Single Family,
8,690	3.500%, 12/01/30	8,954
3,284	5.000%, 10/01/25	3,581
1,544	5.500%, 02/01/23 - 08/01/23	1,706
11,177	6.000%, 04/01/24 - 09/01/29	12,395
2,929	6.500%, 06/01/16 - 12/01/27	3,274
75	7.500%, 09/01/21	87
	Federal National Mortgage Association, 30 Year, FHA/VA,
86	6.000%, 09/01/33	96
883	6.500%, 02/01/29 - 03/01/29	1,018
266	7.000%, 10/01/28 - 02/01/33	309
83	8.000%, 06/01/28	96
22	8.500%, 03/01/30 - 06/01/30	25
366	9.000%, 05/01/18 - 06/01/31	425
16	10.000%, 07/01/19	16
15	10.500%, 11/01/18	16
31	11.000%, 04/01/19	36
	Federal National Mortgage Association, 30 Year, Single Family,
4,551	4.000%, 08/01/33 - 04/01/34	4,766

SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
2,466	4.130%, 07/01/20	2,659
3,138	4.500%, 05/01/29 - 09/01/34	3,342
15,127	5.000%, 05/01/33 - 08/01/40	16,361
18,550	5.500%, 11/01/32 - 10/01/39	20,449
8,202	6.000%, 12/01/28 - 09/01/36	9,165
33	6.250%, 07/01/23	36
22,220	6.500%, 11/01/29 - 10/01/38	25,106
9,722	7.000%, 04/01/17 - 01/01/39	11,215
5,957	7.500%, 08/01/36 - 04/01/39	7,000
1,166	8.000%, 03/01/27 - 10/01/36	1,364
136	8.500%, 12/01/27 - 02/01/30	160
1	9.000%, 04/01/26	1
15	9.500%, 07/01/28	18
10	10.000%, 02/01/24	11
13	12.500%, 01/01/16	13
	Federal National Mortgage Association, Other,
1,478	2.573%, 10/01/17	1,498
3,000	2.779%, 10/01/17	3,069
2,469	2.970%, 11/01/18	2,526
7,000	3.063%, 09/01/17	7,254
2,000	3.290%, 10/01/20	2,044
2,650	3.337%, 11/01/20	2,696
2,000	3.379%, 11/01/20	2,035
3,000	3.389%, 10/01/20	3,069
4,100	3.461%, 11/01/20	4,203
3,692	3.472%, 10/01/20	3,791
3,600	3.482%, 11/01/20	3,697
2,830	3.492%, 01/01/18	2,976
2,080	3.500%, 11/01/40	2,097
2,000	3.503%, 08/01/17	2,109
5,933	3.544%, 09/01/20 - 10/01/20	6,118
2,500	3.596%, 12/01/20	2,582
2,967	3.600%, 09/01/20	3,093
6,902	3.621%, 09/01/20	7,157
5,000	3.638%, 12/01/20	5,144
7,563	3.658%, 01/01/18 - 10/01/20	7,959
792	3.709%, 12/01/20	824
14,991	3.730%, 06/01/18	16,157
13,618	3.740%, 09/01/20	14,221
1,500	3.751%, 01/01/18	1,596
3,000	3.802%, 09/01/20	3,145
6,551	3.864%, 07/01/20 - 08/01/20	6,899
3,000	3.895%, 01/01/21	3,155
2,600	3.926%, 08/01/20	2,731
1,600	3.930%, 07/01/20	1,705
2,480	3.937%, 01/01/19	2,648

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,000	3.960%, 08/01/20	3,201
2,000	3.980%, 11/01/16	2,132
2,497	3.988%, 07/01/21	2,632
3,000	3.999%, 01/01/21	3,176
1,101	4.000%, 11/01/33	1,121
2,000	4.061%, 01/01/21	2,125
20,175	4.081%, 07/01/20 - 07/01/21	21,424
2,498	4.102%, 06/01/21	2,651
2,397	4.123%, 07/01/21	2,550
4,727	4.150%, 08/01/21	5,069
8,000	4.195%, 07/01/21	8,546
8,000	4.201%, 07/01/20	8,575
1,971	4.257%, 04/01/20	2,125
4,000	4.290%, 06/01/20	4,356
2,387	4.298%, 03/01/21	2,571
4,000	4.350%, 04/01/20	4,374
4,500	4.381%, 06/01/21	4,862
2,000	4.391%, 04/01/21	2,153
24,476	4.424%, 01/01/20	26,677
4,953	4.443%, 08/01/20 - 04/01/21	5,367
7,983	4.453%, 06/01/21	8,666
1,500	4.474%, 02/01/21	1,633
9,000	4.484%, 06/01/21	9,732
2,083	4.495%, 02/01/21	2,270
317	4.500%, 08/01/33	335
3,943	4.514%, 04/01/20	4,322
4,930	4.515%, 02/01/20	5,406
1,600	4.526%, 04/01/21	1,745
4,511	4.540%, 01/01/20	4,986
13,086	4.546%, 02/01/20	14,343
5,991	4.629%, 02/01/21 - 06/01/21	6,550
4,934	4.681%, 12/01/19	5,459
1,500	4.701%, 04/01/21	1,653
4,973	4.794%, 01/01/21	5,510
982	5.000%, 04/01/22 - 01/01/36	1,040
4,291	5.135%, 02/01/31	4,719
5,362	5.500%, 03/01/17 - 04/01/38	5,792
5,374	6.000%, 02/01/36 - 11/01/39	5,886
800	6.500%, 10/01/35 - 06/01/36	893
2,396	7.000%, 12/01/36 - 10/01/46	2,735
31	10.195%, 06/15/21	35
4	10.250%, 07/15/13	4
7	11.000%, 08/20/20	8
137	Government National Mortgage Association II, 15 Year, Single Family, 6.000%, 04/20/17	150

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	171

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
	Government National Mortgage Association II, 30 Year, Single Family,
550	3.500%, 09/20/33	567
12,000	6.000%, 08/20/39	13,504
4,500	6.500%, 10/20/33 - 01/20/39	5,122
25	7.500%, 02/20/28 - 09/20/28	30
39	8.000%, 06/20/26 - 11/20/28	47
23	8.500%, 03/20/25 - 05/20/25	27
1,376	Government National Mortgage Association II, Other, 6.500%, 09/20/34	1,559
	Government National Mortgage Association, 15 Year, Single Family,
329	6.000%, 06/15/18	360
78	7.000%, 09/15/14 - 10/15/16	83
60	7.500%, 11/15/17	66
191	8.000%, 01/15/16	205
	Government National Mortgage Association, 20 Year, Single Family,
596	6.500%, 08/15/22 - 11/15/23	687
59	7.000%, 08/15/23	68
	Government National Mortgage Association, 30 Year, Single Family,
123	6.375%, 08/15/26	141
4,384	6.500%, 10/15/27 - 04/15/33	5,034
3,290	7.000%, 09/15/31 - 03/15/37	3,856
116	7.500%, 11/15/22 - 01/15/33	137
15	8.000%, 09/15/22 - 04/15/28	17
14	9.000%, 02/15/30 - 01/15/31	15
1,127	9.500%, 10/15/24	1,347
11	11.000%, 01/15/21	12

	Total Mortgage Pass-Through Securities (Cost $700,003)	728,762

U.S. Government Agency Securities — 0.3%
1,000	Federal Home Loan Mortgage Corp., 5.500%, 08/23/17	1,221
	Federal National Mortgage Association,
3,000	07/05/14	2,927
3,000	Zero Coupon, 06/01/17	2,711
2,000	5.375%, 06/12/17	2,419

	Total U.S. Government Agency Securities (Cost $8,613)	9,278

U.S. Treasury Obligations — 2.0%
	U.S. Treasury Bonds,
7,100	7.500%, 11/15/16 (m)	9,451
343	8.125%, 08/15/19	508
350	8.500%, 02/15/20	534
6,032	8.875%, 08/15/17	8,705

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	U.S. Treasury Notes,
3,500	3.125%, 10/31/16	3,873
4,905	3.125%, 04/30/17	5,432
1,737	3.125%, 05/15/19	1,919
7,000	3.250%, 12/31/16	7,789
2,000	3.250%, 03/31/17	2,229
2,725	4.750%, 08/15/17	3,277
	U.S. Treasury STRIPS,
3,000	02/15/15	2,943
129	02/15/16	124
486	02/15/17	455
700	05/15/19	607
6,339	05/15/20	5,238
500	08/15/20	408
150	02/15/25	99
200	08/15/28	111
500	02/15/29	272
650	11/15/30	326

	Total U.S. Treasury Obligations (Cost $49,688)	54,300

SHARES
Short-Term Investment — 6.0%
	Investment Company — 6.0%
164,273	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $164,273)	164,273

	Total Investments — 100.7% (Cost $2,639,382)	2,768,928
	Liabilities in Excess of Other Assets — (0.7)%	(18,561)

	NET ASSETS — 100.0%	$2,750,367

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — 8.3%
5,536	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.398%, 04/25/36	4,534
5,014	AH Mortgage Advance Trust, Series SART-1, Class A1, 2.630%, 05/10/42 (e)	5,021
	Ally Auto Receivables Trust,
4,180	Series 2009-A, Class A3, 2.330%, 06/17/13 (e)	4,213
6,612	Series 2009-B, Class A3, 1.980%, 10/15/13 (e)	6,661
4,847	Series 2010-1, Class A3, 1.450%, 05/15/14	4,874
2,000	Series 2010-1, Class A4, 2.300%, 12/15/14	2,061
11,850	Series 2010-1, Class C, 3.610%, 08/15/16 (e)	12,375
2,000	Series 2010-2, Class A3, 1.380%, 07/15/14	2,010
6,076	Series 2010-3, Class A3, 1.110%, 10/15/14	6,118
8,860	Series 2010-3, Class A4, 1.550%, 08/17/15	9,024
5,000	Series 2010-5, Class A4, 1.750%, 03/15/16	5,117
8,800	Series 2011-1, Class A3, 1.380%, 01/15/15	8,898
2,350	Series 2011-3, Class A3, 0.970%, 08/17/15	2,361
	AmeriCredit Automobile Receivables Trust,
6,349	Series 2009-1, Class A3, 3.040%, 10/15/13	6,408
5,113	Series 2010-1, Class A3, 1.660%, 03/17/14	5,127
6,600	Series 2010-3, Class A3, 1.140%, 04/08/15	6,627
1,605	Series 2010-A, Class A2, 1.460%, 11/06/13	1,607
5,565	Series 2010-A, Class A3, 3.510%, 07/06/17	5,792
2,755	Series 2010-B, Class A2, 1.180%, 02/06/14	2,759
2,000	Series 2010-B, Class A3, 2.490%, 11/06/17	2,057
1,343	Series 2011-1, Class A2, 0.840%, 06/09/14	1,343
8,245	Series 2011-1, Class A3, 1.390%, 09/08/15	8,294
3,599	Series 2011-3, Class A3, 1.170%, 01/08/16	3,608
101	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M1, VAR, 1.343%, 08/25/32	65
12,081	Arch Bay Asset-Backed Securities, Series 2010-1, Class A, VAR, 5.000%, 01/25/48 (e)	12,021
	Bank of America Auto Trust,
52	Series 2008-1A, Class A3A, 4.970%, 09/20/12 (e)	52
3,519	Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	3,537
24,552	Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	25,176
9,684	Series 2009-2A, Class A3, 2.130%, 09/15/13 (e)	9,731
21,649	Series 2009-2A, Class A4, 3.030%, 10/15/16 (e)	22,207
5,168	Series 2009-3A, Class A3, 1.670%, 12/15/13 (e)	5,192

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

4,154	Series 2009-3A, Class A4, 2.670%, 12/15/16 (e)	4,273
5,317	Series 2010-1A, Class A3, 1.390%, 03/15/14 (e)	5,339
4,120	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	4,225
4,400	Series 2010-2, Class A3, 1.310%, 07/15/14	4,421
5,100	Series 2010-2, Class A4, 1.940%, 06/15/17	5,222
	Bear Stearns Asset-Backed Securities Trust,
814	Series 2003-SD2, Class 2A, VAR, 3.069%, 06/25/43	731
914	Series 2006-SD1, Class A, VAR, 0.588%, 04/25/36	651
	Capital Auto Receivables Asset Trust,
727	Series 2007-2, Class A4A, 5.390%, 02/18/14	731
11,053	Series 2008-1, Class A4A, 4.460%, 07/15/14	11,216
	CarMax Auto Owner Trust,
986	Series 2008-1, Class A4A, 4.790%, 02/15/13	998
5,722	Series 2009-1, Class A3, 4.120%, 03/15/13	5,768
3,926	Series 2010-1, Class A3, 1.560%, 07/15/14	3,944
6,895	Series 2010-1, Class A4, 2.400%, 04/15/15	7,095
13,250	Series 2010-2, Class A3, 1.410%, 02/16/15	13,356
27,000	Series 2010-3, Class A4, 1.410%, 02/16/16	27,328
3,200	Series 2011-1, Class A3, 1.290%, 09/15/15	3,235
8,900	Series 2011-1, Class A4, 2.160%, 09/15/16	9,193
4,703	Centex Home Equity, Series 2002-C, Class AF4, SUB, 4.480%, 06/25/31	4,329
	Chrysler Financial Auto Securitization Trust,
18,776	Series 2009-A, Class A3, 2.820%, 01/15/16	18,968
5,632	Series 2010-A, Class A3, 0.910%, 08/08/13	5,645
5,450	Series 2010-A, Class B, 1.650%, 11/08/13	5,473
2,500	Citibank Credit Card Issuance Trust, Series 2008-A5, Class A5, 4.850%, 04/22/15	2,674
	CitiFinancial Auto Issuance Trust,
674	Series 2009-1, Class A2, 1.830%, 11/15/12 (e)	674
23,650	Series 2009-1, Class A3, 2.590%, 10/15/13 (e)	23,886
16,130	Series 2009-1, Class A4, 3.150%, 08/15/16 (e)	16,514
	CNH Equipment Trust,
28	Series 2009-A, Class A3, 5.280%, 11/15/12	28
1,691	Series 2009-C, Class A3, 1.850%, 12/16/13	1,694
7,778	Series 2010-A, Class A3, 1.540%, 07/15/14	7,808

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	173

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — Continued
1,581	Countrywide Asset-Backed Certificates, Series 2004-6, Class M1, VAR, 0.818%, 10/25/34	885
1,644	Credit Suisse Mortgage Capital Certificates, Series 2006-CF1, Class A1, VAR, 0.528%, 11/25/35	1,518
109	CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.510%, 08/25/32	102
	Daimler Chrysler Auto Trust,
953	Series 2007-A, Class A4, 5.280%, 03/08/13	964
4,699	Series 2008-A, Class A4, 4.480%, 08/08/14	4,742
1,255	Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	1,367
	Ford Credit Auto Owner Trust,
137	Series 2007-A, Class A4A, 5.470%, 06/15/12	137
774	Series 2007-B, Class A4A, 5.240%, 07/15/12	777
23,230	Series 2009-A, Class A4, 6.070%, 05/15/14	24,379
5,156	Series 2009-B, Class A3, 2.790%, 08/15/13	5,197
6,600	Series 2009-B, Class A4, 4.500%, 07/15/14	6,911
2,651	Series 2009-D, Class A3, 2.170%, 10/15/13	2,672
5,612	Series 2009-E, Class A3, 1.510%, 01/15/14	5,639
790	Series 2010-B, Class A3, 0.980%, 10/15/14	793
5,250	Series 2010-B, Class A4, 1.580%, 09/15/15	5,351
5,394	Series 2011-B, Class A3, 0.840%, 06/15/15	5,415
6,900	Series 2011-B, Class A4, 1.350%, 12/15/16	6,991
	GE Capital Credit Card Master Note Trust,
12,420	Series 2009-3, Class A, 2.540%, 09/15/14	12,406
7,670	Series 2009-4, Class A, 3.800%, 11/15/17	8,326
110	GSAA Trust, Series 2006-3, Class A1, VAR, 0.298%, 03/25/36	53
	Harley-Davidson Motorcycle Trust,
635	Series 2007-1, Class A4, 5.210%, 06/17/13	639
6,094	Series 2007-2, Class A4, 5.120%, 08/15/13	6,175
681	Series 2007-3, Class A4, 5.520%, 11/15/13	693
1,512	Series 2009-1, Class A3, 3.190%, 11/15/13	1,521
7,640	Series 2009-1, Class A4, 4.550%, 01/15/17	7,849
4,165	Series 2009-3, Class A3, 1.740%, 09/15/13	4,180
	Honda Auto Receivables Owner Trust,
2,217	Series 2008-1, Class A4, 4.880%, 09/18/14	2,221
1,497	Series 2009-2, Class A3, 2.790%, 01/15/13	1,505
1,340	Series 2009-3, Class A3, 2.310%, 05/15/13	1,349
1,430	Series 2009-3, Class A4, 3.300%, 09/15/15	1,469
5,016	Series 2010-1, Class A3, 1.250%, 10/21/13	5,034

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	HSBC Home Equity Loan Trust,
10,023	Series 2005-2, Class A1, VAR, 0.483%, 01/20/35	8,846
11,740	Series 2005-2, Class M1, VAR, 0.673%, 01/20/35	10,324
5,447	Series 2005-2, Class M2, VAR, 0.703%, 01/20/35	4,768
7,861	Series 2006-1, Class A1, VAR, 0.373%, 01/20/36	7,349
8,337	Series 2006-2, Class A1, VAR, 0.363%, 03/20/36	7,807
14,917	Series 2006-3, Class A3F, SUB, 5.630%, 03/20/36	15,221
9,725	Series 2006-4, Class A3F, SUB, 5.300%, 03/20/36	9,702
9,147	Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	9,198
6,023	Series 2007-2, Class A2F, SUB, 5.690%, 07/20/36	6,081
8,370	Series 2007-3, Class APT, VAR, 1.413%, 11/20/36	7,466
9,994	Huntington Auto Trust, Series 2009-1A, Class A3, 3.940%, 06/17/13 (e)	10,055
	Hyundai Auto Receivables Trust,
863	Series 2008-A, Class A3, 4.930%, 12/17/12	869
4,931	Series 2009-A, Class A3, 2.030%, 08/15/13	4,963
725	Series 2010-A, Class A3, 1.500%, 10/15/14	731
4,300	Series 2010-B, Class A3, 0.970%, 04/15/15	4,321
34,640	Series 2010-B, Class A4, 1.630%, 03/15/17	35,233
2,395	Series 2011-A, Class A3, 1.160%, 04/15/15	2,415
5,185	Series 2011-A, Class A4, 1.780%, 12/15/15	5,319
1,522	Series 2011-B, Class A3, 1.040%, 09/15/15	1,533
1,422	Series 2011-B, Class A4, 1.650%, 02/15/17	1,436
	John Deere Owner Trust,
460	Series 2009-A, Class A3, 2.590%, 10/15/13	462
2,281	Series 2009-B, Class A3, 1.570%, 10/15/13	2,289
466	Mastr Asset-Backed Securities Trust, Series 2005-HE2, Class A3, VAR, 0.488%, 10/25/35	463
5,550	MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 07/15/14	5,695
7,500	Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.420%, 08/15/14	7,547
1,242	Mid-State Trust, Series 6, Class A1, 7.340%, 07/01/35	1,277
11,749	MMCA Automobile Trust, Series 2009-A, Class A3, 3.930%, 03/15/13 (e)	11,835

SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — Continued
1,015	Morgan Stanley ABS Capital I, Series 2003-SD1, Class M1, VAR, 2.468%, 03/25/33	594
1,092	MSDWCC Heloc Trust, Series 2007-1, Class A, VAR, 0.318%, 12/25/31	832
14,546	NCUA Guaranteed Notes, Series 2010-A1, Class A, VAR, 0.556%, 12/07/20	14,558
	Nissan Auto Receivables Owner Trust,
1,063	Series 2007-B, Class A4, 5.160%, 03/17/14	1,074
1,174	Series 2009-1, Class A3, 5.000%, 09/15/14	1,194
2,175	Series 2009-A, Class A3, 3.200%, 02/15/13	2,190
5,670	Series 2010-A, Class A3, 0.870%, 07/15/14	5,674
1,500	Series 2010-A, Class A4, 1.310%, 09/15/16	1,516
2,365	Novastar Home Equity Loan, Series 2005-1, Class M1, VAR, 0.668%, 06/25/35	2,343
45	Residential Asset Securities Corp., Series 2001-KS1, Class AI6, 6.349%, 03/25/32	41
19	Residential Funding Mortgage Securities II, Inc., Series 2000-HI1, Class AI7, SUB, 8.290%, 02/25/25	18
	Santander Drive Auto Receivables Trust,
689	Series 2010-2, Class A2, 0.950%, 08/15/13	689
14,170	Series 2010-3, Class A3, 1.200%, 06/16/14	14,183
2,440	Series 2010-A, Class A3, 1.830%, 11/17/14 (e)	2,464
2,803	Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	2,872
3,596	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	3,592
8,183	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.488%, 06/25/35	7,486
	Toyota Auto Receivables Owner Trust,
7,710	Series 2010-C, Class A3, 0.770%, 04/15/14	7,718
8,300	Series 2011-A, Class A4, 1.560%, 05/15/15	8,457
	USAA Auto Owner Trust,
4,917	Series 2009-2, Class A3, 1.540%, 02/18/14	4,941
1,570	Series 2009-2, Class A4, 2.530%, 07/15/15	1,613
	World Omni Auto Receivables Trust,
1,978	Series 2007-B, Class A4, 5.390%, 05/15/13	2,000
2,292	Series 2008-A, Class A4, 4.740%, 10/15/13	2,339
68	Series 2008-B, Class A3A, 5.130%, 04/15/13	68
2,000	Series 2008-B, Class A4, 5.580%, 04/15/14	2,059
1,635	Series 2009-A, Class A3, 3.330%, 05/15/13	1,645
3,474	Series 2010-A, Class A3, 1.340%, 12/16/13	3,484
11,865	Series 2010-A, Class A4, 2.210%, 05/15/15	12,112

	Total Asset-Backed Securities (Cost $804,561)	808,510

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — 10.5%
		Agency CMO — 6.8%
		Federal Home Loan Mortgage Corp. — Government National Mortgage Association,
1,359		Series 31, Class Z, 8.000%, 04/25/24	1,560
190		Series 56, Class Z, 7.500%, 09/20/26	219
		Federal Home Loan Mortgage Corp. REMICS,
15		Series 2, Class Z, 9.300%, 03/15/19	17
8		Series 12, Class A, 9.250%, 11/15/19	9
20		Series 16, Class D, 10.000%, 10/15/19	23
31		Series 17, Class I, 9.900%, 10/15/19	35
52		Series 23, Class F, 9.600%, 04/15/20	58
20		Series 26, Class F, 9.500%, 02/15/20	23
4		Series 81, Class A, 8.125%, 11/15/20	5
23		Series 85, Class C, 8.600%, 01/15/21	25
19		Series 99, Class Z, 9.500%, 01/15/21	22
3		Series 159, Class H, 4.500%, 09/15/21	3
5		Series 189, Class D, 6.500%, 10/15/21	6
—	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	1
5		Series 1053, Class G, 7.000%, 03/15/21	6
12		Series 1056, Class KZ, 6.500%, 03/15/21	13
6		Series 1074, Class H, 8.500%, 05/15/21	8
21		Series 1082, Class C, 9.000%, 05/15/21	23
7		Series 1087, Class I, 8.500%, 06/15/21	9
26		Series 1125, Class Z, 8.250%, 08/15/21	30
24		Series 1142, Class IA, 7.000%, 10/15/21	27
3		Series 1169, Class G, 7.000%, 11/15/21	4
49		Series 1343, Class LA, 8.000%, 08/15/22	59
11		Series 1424, Class F, VAR, 1.888%, 11/15/22	11
241		Series 1480, Class LZ, 7.500%, 03/15/23	278
614		Series 1560, Class Z, 7.000%, 08/15/23	704
35		Series 1641, Class FA, VAR, 1.200%, 12/15/13	35
161		Series 1754, Class Z, 8.500%, 09/15/24	181
370		Series 1779, Class Z, 8.500%, 04/15/25	434
7		Series 1807, Class G, 9.000%, 10/15/20	8
981		Series 1888, Class Z, 7.000%, 08/15/26	1,134
1,275		Series 2358, Class PD, 6.000%, 09/15/16	1,372
1,692		Series 2363, Class PF, 6.000%, 09/15/16	1,818
824		Series 2390, Class CH, 5.500%, 12/15/16	885
1,721		Series 2418, Class MF, 6.000%, 02/15/22	1,888
363		Series 2425, Class JH, 6.000%, 03/15/17	398
1,360		Series 2453, Class BD, 6.000%, 05/15/17	1,463
893		Series 2458, Class OE, 6.000%, 06/15/17	966
652		Series 2496, Class BK, 5.500%, 09/15/17	705
473		Series 2503, Class TG, 5.500%, 09/15/17	513

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	175

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
517	Series 2508, Class AQ, 5.500%, 10/15/17	561
2,241	Series 2513, Class DB, 5.000%, 10/15/17	2,417
1,185	Series 2533, Class PE, 5.500%, 12/15/21	1,200
9	Series 2534, Class HM, 4.500%, 10/15/16	9
3,388	Series 2561, Class UE, 5.500%, 06/15/22	3,547
264	Series 2575, Class KA, 5.000%, 11/15/17	276
211	Series 2583, Class TD, 4.500%, 12/15/13	212
147	Series 2587, Class WB, 5.000%, 11/15/16	148
13,577	Series 2600, Class MD, 5.500%, 06/15/32	14,418
1,105	Series 2617, Class VN, 5.500%, 04/15/14	1,151
3,896	Series 2635, Class MS, IF, IO, 7.543%, 02/15/18	405
6,900	Series 2638, Class JG, 5.000%, 02/15/33	7,501
76	Series 2640, Class VM, 4.500%, 12/15/21	77
2,269	Series 2641, Class KJ, 4.000%, 01/15/18	2,353
542	Series 2643, Class ME, 3.500%, 03/15/18	563
708	Series 2666, Class OC, 5.500%, 01/15/22	737
90	Series 2685, Class MX, 4.000%, 07/15/16	90
289	Series 2755, Class PA, PO, 02/15/29	279
3,860	Series 2761, Class CB, 4.000%, 03/15/19	4,145
3,242	Series 2763, Class PD, 4.500%, 12/15/17	3,336
1,547	Series 2765, Class CA, 4.000%, 07/15/17	1,578
3,500	Series 2773, Class OB, 5.000%, 02/15/19	3,829
229	Series 2780, Class YP, 7.500%, 08/15/18	239
209	Series 2782, Class HE, 4.000%, 09/15/17	214
1,260	Series 2812, Class AB, 4.500%, 10/15/18	1,303
512	Series 2825, Class VP, 5.500%, 06/15/15	551
3,280	Series 2836, Class PX, 4.000%, 05/15/18	3,407
4,343	Series 2859, Class SA, IF, IO, 7.043%, 11/15/18	285
4,573	Series 2864, Class NB, 5.500%, 07/15/33	5,146
2,336	Series 2875, Class HA, 4.000%, 11/15/18	2,426
1,411	Series 2924, Class DA, 4.500%, 02/15/19	1,463
494	Series 2927, Class YN, 4.500%, 10/15/32	524
35,000	Series 2928, Class ND, 5.000%, 10/15/30	36,006
525	Series 2956, Class LD, 5.000%, 05/15/18	529
704	Series 2962, Class WJ, 5.500%, 06/15/24	732
14,420	Series 2989, Class MU, IF, IO, 6.793%, 07/15/34	2,374
20,000	Series 2989, Class TG, 5.000%, 06/15/25	22,181
1,034	Series 2993, Class MN, 5.000%, 06/15/23	1,055
1,398	Series 2995, Class FT, VAR, 0.457%, 05/15/29	1,393
584	Series 3001, Class YN, 4.500%, 06/15/33	612
3,168	Series 3002, Class BN, 5.000%, 07/15/35	3,500

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
702	Series 3005, Class PV, IF, 12.403%, 10/15/33	810
2,528	Series 3036, Class NB, 5.000%, 01/15/29	2,584
403	Series 3047, Class OB, 5.500%, 12/15/33	423
13,647	Series 3080, Class TZ, 5.500%, 02/15/33	14,180
1,839	Series 3197, Class AB, 5.500%, 08/15/13	1,859
624	Series 3242, Class NC, 5.750%, 12/15/28	628
1,226	Series 3242, Class PA, 5.750%, 11/15/29	1,245
39	Series 3280, Class MA, 5.500%, 05/15/26	39
7,925	Series 3305, Class IW, IF, IO, 6.243%, 04/15/37	1,142
1,617	Series 3320, Class TB, 5.500%, 06/15/30	1,628
370	Series 3329, Class JA, 6.000%, 08/15/28	376
543	Series 3363, Class A, 5.000%, 07/15/16	559
49,385	Series 3420, Class EI, IO, SUB, 2.031%, 08/15/37	1,399
12,185	Series 3429, Class S, IF, IO, 6.613%, 03/15/38	1,898
28,868	Series 3437, Class DI, IO, 1.559%, 02/15/12	131
20,655	Series 3523, Class CI, IO, VAR, 2.461%, 02/15/12	151
5,082	Series 3546, Class A, VAR, 5.929%, 02/15/39	5,489
3,736	Series 3564, Class JA, 4.000%, 01/15/18	3,944
7,591	Series 3572, Class JS, IF, IO, 6.593%, 09/15/39	1,242
16,965	Series 3609, Class SA, IF, IO, 6.133%, 12/15/39	4,002
53,846	Series 3747, Class HI, IO, 4.500%, 07/15/37	7,925
19,568	Series 3784, Class S, IF, IO, 6.393%, 07/15/23	2,269
925	Series R008, Class FK, VAR, 0.607%, 07/15/23	924
43	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-20, Class A6, SUB, 7.091%, 09/25/29	46
10,971	Federal National Mortgage Association, Series 2011-M2, Class A1, 2.019%, 07/25/21	11,133
	Federal National Mortgage Association REMICS,
16	Series 1988-7, Class Z, 9.250%, 04/25/18	18
19	Series 1988-13, Class C, 9.300%, 05/25/18	22
14	Series 1988-15, Class A, 9.000%, 06/25/18	16
16	Series 1988-16, Class B, 9.500%, 06/25/18	18
13	Series 1989-2, Class D, 8.800%, 01/25/19	15
38	Series 1989-27, Class Y, 6.900%, 06/25/19	41
9	Series 1989-54, Class E, 8.400%, 08/25/19	11

SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
9		Series 1989-66, Class J, 7.000%, 09/25/19	11
6		Series 1989-70, Class G, 8.000%, 10/25/19	8
130		Series 1989-72, Class E, 9.350%, 10/25/19	151
15		Series 1989-89, Class H, 9.000%, 11/25/19	18
6		Series 1989-96, Class H, 9.000%, 12/25/19	7
11		Series 1990-7, Class B, 8.500%, 01/25/20	13
8		Series 1990-12, Class G, 4.500%, 02/25/20	9
169		Series 1990-19, Class G, 9.750%, 02/25/20	193
38		Series 1990-58, Class J, 7.000%, 05/25/20	43
36		Series 1990-61, Class H, 7.000%, 06/25/20	41
17		Series 1990-106, Class J, 8.500%, 09/25/20	20
8		Series 1990-109, Class J, 7.000%, 09/25/20	8
21		Series 1990-111, Class Z, 8.750%, 09/25/20	23
9		Series 1990-117, Class E, 8.950%, 10/25/20	11
11		Series 1990-123, Class G, 7.000%, 10/25/20	13
11		Series 1990-132, Class Z, 7.000%, 11/25/20	13
392		Series 1990-137, Class X, 9.000%, 12/25/20	457
4		Series 1991-53, Class J, 7.000%, 05/25/21	4
21		Series 1991-130, Class C, 9.000%, 09/25/21	24
2		Series 1992-96, Class B, PO, 05/25/22	2
2,187		Series 1992-131, Class KB, 8.000%, 08/25/22	2,543
2,094		Series 1992-185, Class L, 8.000%, 10/25/22	2,425
7		Series 1993-165, Class SN, IF, 11.471%, 09/25/23	8
—	(h)	Series 1993-225, Class MC, PO, 11/25/23	—	(h)
57		Series 1993-235, Class G, PO, 09/25/23	53
3,838		Series 1994-15, Class ZK, 5.500%, 02/25/24	4,262
6,376		Series 1994-43, Class PK, 6.350%, 02/25/24	7,195
—	(h)	Series 1997-46, Class PN, 6.500%, 07/18/12	—	(h)
2		Series 1997-55, Class B, 7.000%, 02/18/27	2
6,674		Series 1999-6, Class PB, 6.000%, 03/25/19	7,328
603		Series 1999-42, Class SA, IF, IO, 7.982%, 10/25/28	9
1,520		Series 2002-2, Class MG, 6.000%, 02/25/17	1,640
807		Series 2002-3, Class OG, 6.000%, 02/25/17	868
1,451		Series 2002-28, Class LD, 6.000%, 05/25/17	1,562
837		Series 2002-58, Class HC, 5.500%, 09/25/17	895
1,677		Series 2002-59, Class UC, 5.500%, 09/25/17	1,813
531		Series 2002-63, Class KC, 5.000%, 10/25/17	572
356		Series 2003-3, Class PD, 5.000%, 08/25/16	356
5,108		Series 2003-5, Class SE, IF, IO, 7.432%, 08/25/22	372

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
2,436	Series 2003-16, Class LJ, 5.000%, 03/25/18	2,631
61	Series 2003-21, Class M, 5.000%, 02/25/17	61
16,640	Series 2003-23, Class PG, 5.500%, 01/25/32	17,248
1,968	Series 2003-25, Class CS, IF, IO, 7.432%, 03/25/17	16
2,124	Series 2003-42, Class CI, IO, 6.500%, 05/25/33	446
3,017	Series 2003-49, Class IO, IO, 6.500%, 06/25/33	634
5,327	Series 2003-57, Class IB, IO, 5.000%, 06/25/18	510
5,626	Series 2003-69, Class GI, IO, 5.000%, 12/25/31	353
5,720	Series 2003-89, Class DC, 5.000%, 12/25/32	6,185
2,947	Series 2003-92, Class HP, 4.500%, 09/25/18	3,174
249	Series 2003-120, Class BQ, 4.000%, 09/25/16	250
3,221	Series 2003-129, Class ME, 5.000%, 08/25/23	3,530
6,642	Series 2004-60, Class PA, 5.500%, 04/25/34	7,252
4,808	Series 2004-65, Class EJ, 5.000%, 05/25/23	4,970
1,216	Series 2004-72, Class F, VAR, 0.718%, 09/25/34	1,220
320	Series 2004-101, Class AR, 5.500%, 01/25/35	356
401	Series 2005-1, Class HC, 5.000%, 09/25/28	405
14,089	Series 2005-19, Class PA, 5.500%, 07/25/34	15,650
2,432	Series 2005-19, Class SK, IF, IO, 6.532%, 11/25/22	82
519	Series 2005-27, Class TH, 5.500%, 07/25/31	534
1,188	Series 2005-30, Class TA, 5.000%, 04/25/22	1,197
4,303	Series 2005-38, Class FK, VAR, 0.518%, 05/25/35	4,292
484	Series 2005-40, Class YA, 5.000%, 09/25/20	497
259	Series 2005-48, Class OM, 5.000%, 03/25/30	263
442	Series 2005-84, Class MB, 5.750%, 10/25/35	493
34	Series 2005-104, Class YA, 5.500%, 10/25/19	34
5,844	Series 2006-22, Class DV, 5.500%, 03/25/17	6,114
2,688	Series 2006-39, Class WB, 5.500%, 10/25/30	2,771

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	177

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
7,534	Series 2006-58, Class ST, IF, IO, 6.932%, 07/25/36	1,464
22,896	Series 2006-122, Class A, 6.000%, 05/25/25	23,751
1,154	Series 2007-16, Class FC, VAR, 0.968%, 03/25/37	1,150
2,371	Series 2007-22, Class SC, IF, IO, 5.862%, 03/25/37	334
4,396	Series 2007-26, Class BA, 5.500%, 05/25/29	4,454
15,791	Series 2007-33, Class MS, IF, IO, 6.372%, 04/25/37	2,546
148	Series 2007-47, Class PB, 5.000%, 09/25/29	148
3,585	Series 2007-54, Class FA, VAR, 0.618%, 06/25/37	3,579
4,826	Series 2007-76, Class DB, 6.000%, 05/25/33	5,151
976	Series 2007-79, Class MA, 5.500%, 12/25/28	983
17,669	Series 2007-85, Class SH, IF, IO, 6.282%, 09/25/37	2,897
14,036	Series 2007-95, Class A1, VAR, 0.468%, 08/27/36	14,028
3,148	Series 2007-106, Class A7, VAR, 5.969%, 10/25/37	3,363
5,302	Series 2008-18, Class SE, IF, IO, 6.052%, 03/25/38	673
56,404	Series 2008-35, Class EI, IO, VAR, 1.555%, 03/25/12	375
1,415	Series 2008-72, Class IO, IO, 5.000%, 08/25/28	174
2,192	Series 2008-77, Class VA, 6.000%, 07/25/19	2,463
12,988	Series 2008-81, Class KA, 5.000%, 10/25/22	13,720
24,666	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	2,368
6,737	Series 2009-29, Class LA, VAR, 4.453%, 05/25/39	6,802
9,356	Series 2009-62, Class HJ, VAR, 6.000%, 05/25/39	10,392
50,207	Series 2009-70, Class IN, IO, 4.500%, 08/25/19	4,207
8,982	Series 2009-108, Class VN, 5.000%, 09/25/39	9,901
70,110	Series 2009-112, Class SW, IF, IO, 6.032%, 01/25/40	8,090
7,440	Series 2010-9, Class PA, 4.500%, 10/25/39	7,615

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
8,691		Series 2010-19, Class VA, 5.000%, 02/25/21	9,562
15,789		Series 2010-60, Class IO, IO, 4.000%, 06/25/20	1,551
16,593		Series 2010-64, Class DM, 5.000%, 06/25/40	17,960
13,091		Series 2010-64, Class EH, 5.000%, 10/25/35	14,014
22,113		Series 2010-111, Class AE, 5.500%, 04/25/38	23,541
16		Series G-11, Class Z, 8.500%, 05/25/21	18
6		Series G-22, Class ZT, 8.000%, 12/25/16	7
4		Series G-41, Class PT, 7.500%, 10/25/21	4
1,048		Series G92-19, Class M, 8.500%, 04/25/22	1,250
30		Series G92-35, Class E, 7.500%, 07/25/22	33
940		Series G92-35, Class EA, 8.000%, 07/25/22	1,159
15		Series G92-40, Class ZC, 7.000%, 07/25/22	16
120		Series G92-44, Class ZQ, 8.000%, 07/25/22	137
34		Series G92-54, Class ZQ, 7.500%, 09/25/22	38
4,946		Series G92-64, Class J, 8.000%, 11/25/22	6,098
2,025		Series G92-66, Class K, 8.000%, 12/25/22	2,498
1,910		Series G94-6, Class PJ, 8.000%, 05/17/24	2,190
		Federal National Mortgage Association STRIPS,
—	(h)	Series 25, Class 1, 6.000%, 02/01/13	—	(h)
92		Series 108, Class 1, PO, 03/01/20	85
2		Series 268, Class 2, IO, 9.000%, 02/01/23	1
1,730		Series 334, Class 13, IO, VAR, 6.000%, 03/01/33	286
1,572		Series 334, Class 17, IO, VAR, 6.500%, 02/01/33	278
1,918		Series 334, Class 24, IO, VAR, 5.000%, 02/01/18	176
3,466		Series 334, Class 9, IO, 6.000%, 03/01/33	797
11,708		Series 343, Class 21, IO, 4.000%, 09/01/18	1,020
4,561		Series 345, Class 22, IO, VAR, 4.500%, 05/01/20	391
2,099		Series 351, Class 28, IO, VAR, 5.000%, 04/01/19	221
1,460		Series 356, Class 16, IO, VAR, 5.500%, 06/01/35	208
1,490		Series 359, Class 16, IO, VAR, 5.500%, 10/01/35	215
1,858		Series 369, Class 19, IO, VAR, 6.000%, 10/01/36	280
1,069		Series 369, Class 26, IO, VAR, 6.500%, 10/01/36	227

SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
5,568	Series 386, Class 20, IO, VAR, 6.500%, 08/25/38	903
8,089	Series 394, Class C3, IO, 6.500%, 09/25/38	1,523
	Federal National Mortgage Association Whole Loan,
2	Series 1995-W3, Class A, 9.000%, 04/25/25	3
14,537	Series 2007-W1, Class 1AF1, VAR, 0.478%, 11/25/46	14,489
	Government National Mortgage Association,
105	Series 1997-12, Class D, 7.500%, 09/20/27	122
1,953	Series 2004-39, Class IN, IO, 5.500%, 06/20/33	346
35,474	Series 2006-23, Class S, IF, IO, 6.287%, 01/20/36	4,825
60,327	Series 2006-26, Class S, IF, IO, 6.287%, 06/20/36	10,209
34,574	Series 2007-16, Class KU, IF, IO, 6.437%, 04/20/37	5,057
10,265	Series 2008-75, Class SP, IF, IO, 7.257%, 08/20/38	1,877
14,705	Series 2009-14, Class KS, IF, IO, 6.087%, 03/20/39	1,995
4,035	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	741
35,468	Series 2009-14, Class SA, IF, IO, 5.867%, 03/20/39	4,553
5,000	Series 2009-45, Class PB, 4.500%, 07/16/33	5,491
41,181	Series 2009-106, Class XL, IF, IO, 6.537%, 06/20/37	6,268
4,488	Series 2010-14, Class QP, 6.000%, 12/20/39	4,902
	NCUA Guaranteed Notes,
28,908	Series 2010-C1, Class A1, 1.600%, 10/29/20	29,268
18,830	Series 2010-R3, Class 1A, VAR, 0.761%, 12/08/20	18,977
11,002	Series 2010-R3, Class 3A, 2.400%, 12/08/20	11,332
20	Vendee Mortgage Trust, Series 1994-3C, Class 3, 9.784%, 03/15/21	24

		665,851

	Non-Agency CMO — 3.7%
	ABN Amro Mortgage Corp.,
4,632	Series 2003-7, Class A3, 4.500%, 07/25/18	4,642
2,073	Series 2003-9, Class A1, 4.500%, 08/25/18	2,102
115	Series 2003-9, Class A2, 4.500%, 08/25/18	115

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
20,000	American General Mortgage Loan Trust, Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	20,081
	Banc of America Mortgage Securities, Inc.,
747	Series 2004-4, Class 1A9, 5.000%, 05/25/34	749
5,731	Series 2004-4, Class 4A1, 4.750%, 05/25/19	5,916
119	Series 2004-5, Class 3A5, 4.750%, 06/25/19	119
9,349	Series 2004-5, Class 4A1, 4.750%, 06/25/19	9,619
661	Series 2004-6, Class 1A8, 5.500%, 07/25/34	664
11,723	Series 2005-1, Class 2A1, 5.000%, 02/25/20	11,725
1,031	Series 2007-1, Class 1A7, 5.750%, 03/25/37	1,022
	BCAP LLC Trust,
6,041	Series 2009-RR13, Class 5A1, VAR, 5.750%, 01/26/36 (e)	6,185
4,301	Series 2010-RR10, Class 3A5, VAR, 4.500%, 11/26/35 (e)	4,312
4,104	Series 2010-RR10, Class 4A5, VAR, 4.000%, 09/26/37 (e)	4,114
565	Series 2010-RR4, Class 4A1, VAR, 0.359%, 01/26/37 (e)	551
7,746	Series 2010-RR4, Class 5A7, VAR, 0.539%, 05/26/37 (e)	7,381
4,882	Series 2010-RR6, Class 23A7, VAR, 0.428%, 06/26/37 (e)	4,736
21,019	Series 2010-RR9, Class 1A3, VAR, 4.632%, 08/28/37 (e)	21,177
10,767	Series 2011-RR2, Class 3A3, VAR, 2.931%, 11/21/35 (e)	10,767
325	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-7, Class 3A, VAR, 2.654%, 10/25/33	302
	Chase Mortgage Finance Corp.,
4,798	Series 2003-S10, Class A1, 4.750%, 11/25/18	4,943
1,679	Series 2003-S13, Class A2, 5.000%, 11/25/33	1,745
2,800	Citicorp Mortgage Securities, Inc., Series 2006-1, Class 2A1, 5.000%, 02/25/21	2,773
	Citigroup Mortgage Loan Trust, Inc.,
1,850	Series 2003-UP3, Class A1, 7.000%, 09/25/33	1,928

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	179

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
5,819	Series 2004-UST1, Class A6, VAR, 5.093%, 08/25/34	5,806
9,119	Series 2008-AR4, Class 1A1A, VAR, 5.240%, 11/25/38 (e)	8,996
167	Community Program Loan Trust, Series 1987-A, Class A4, 4.500%, 10/01/18	168
227	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.250%, 12/25/33	238
	Countrywide Home Loan Mortgage Pass-Through Trust,
4,884	Series 2003-34, Class A6, 5.250%, 09/25/33	4,923
1,673	Series 2003-J13, Class 1A5, 5.250%, 11/25/14	1,671
5,039	Series 2003-J15, Class 3A1, 5.000%, 01/25/19	5,206
1,220	Series 2004-8, Class 2A1, 4.500%, 06/25/19	1,242
	Credit Suisse Mortgage Capital Certificates,
9,273	Series 2010-1R, Class 9A1, VAR, 5.000%, 06/27/37 (e)	9,050
9,282	Series 2011-7R, Class A1, VAR, 1.471%, 08/28/47 (e)	9,276
	CS First Boston Mortgage Securities Corp.,
1,308	Series 2003-17, Class 2A6, 3.500%, 07/25/18	1,338
3,855	Series 2003-23, Class 8A1, 5.000%, 09/25/18	3,933
5,369	Series 2004-8, Class 6A1, 4.500%, 12/25/19	5,530
985	Series 2007-5, Class 5A5, VAR, 5.380%, 12/25/14	980
	First Horizon Asset Securities, Inc.,
6,804	Series 2003-8, Class 2A1, 4.500%, 09/25/18	6,857
3,719	Series 2004-7, Class 2A1, 4.750%, 12/25/19	3,728
	GMAC Mortgage Corp. Loan Trust,
6,709	Series 2003-AR1, Class A4, VAR, 3.303%, 10/19/33	6,378
317	Series 2003-J4, Class 2A1, 4.750%, 09/25/18	326
2,753	GSR Mortgage Loan Trust, Series 2004-10F, Class 1A6, 4.500%, 08/25/19	2,763
2,832	Impac Secured Assets CMN Owner Trust, Series 2004-4, Class 2A2, VAR, 0.578%, 02/25/35	2,289

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Non-Agency CMO — Continued
		JP Morgan Mortgage Trust,
7,711		Series 2004-S2, Class 5A1, 5.500%, 12/25/19	7,788
9,224		Series 2006-A2, Class 4A1, VAR, 2.749%, 08/25/34	8,724
11		Kidder Peabody Mortgage Assets Trust, Series A, Class A1, 6.500%, 02/22/17	13
3,027		MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A6, VAR, 2.729%, 11/21/34	2,979
		MASTR Alternative Loans Trust,
304		Series 2004-8, Class 6A1, 5.500%, 09/25/19	309
5,018		Series 2004-8, Class 7A1, 5.000%, 09/25/19	5,258
		MASTR Asset Securitization Trust,
1,432		Series 2002-7, Class 1A1, 5.500%, 11/25/17	1,482
3,896		Series 2003-2, Class 1A1, 5.000%, 03/25/18	4,011
2,109		Series 2003-11, Class 10A1, 5.000%, 12/25/18	2,153
5,511		Series 2004-6, Class 6A1, 4.500%, 07/25/19	5,561
—	(h)	Merrill Lynch Mortgage Investors, Inc., Series 2005-A6, Class 2A2, VAR, 0.498%, 08/25/35	—	(h)
6		Merrill Lynch Trust, Series 44, Class G, 9.000%, 08/20/20	7
488		Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A3, 5.000%, 11/25/18	502
		Nomura Asset Acceptance Corp.,
1,623		Series 2005-AR1, Class 1A1, VAR, 2.662%, 02/25/35	1,245
845		Series 2005-AR2, Class 3A1, VAR, 0.468%, 05/25/35	696
2,518		Series 2005-AR6, Class 4A1, VAR, 0.478%, 12/25/35	1,285
7		Paine Webber CMO Trust, Series L, Class 4, 8.950%, 07/01/18	8
7,383		Prime Mortgage Trust, Series 2005-2, Class 1A1, 4.750%, 07/25/20	7,620
		Residential Accredit Loans, Inc.,
397		Series 2003-QR24, Class A7, 4.000%, 07/25/33	386
2,849		Series 2003-QS1, Class A6, 4.250%, 01/25/33	2,856

SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
492	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A5, 6.000%, 11/25/31	489
4,120	Structured Asset Securities Corp., Series 2003-8, Class 1A2, 5.000%, 04/25/18	4,216
4,800	WaMu Mortgage Pass-Through Certificates, Series 2003-S10, Class A4, 4.500%, 10/25/18	5,021
	Wells Fargo Mortgage-Backed Securities Trust,
6,482	Series 2003-10, Class A1, 4.500%, 09/25/18	6,659
5,116	Series 2003-11, Class 2A1, 4.750%, 10/25/18	5,264
5,276	Series 2003-12, Class A1, 4.750%, 11/25/18	5,435
6,077	Series 2003-12, Class A2, 4.500%, 11/25/18	6,235
552	Series 2003-12, Class A3, 5.000%, 11/25/18	572
4,812	Series 2003-15, Class 1A1, 4.750%, 12/25/18	4,967
6,884	Series 2003-16, Class 2A1, 4.500%, 12/25/18	7,023
4,283	Series 2003-K, Class 1A1, VAR, 4.443%, 11/25/33	4,098
68	Series 2003-K, Class 1A2, VAR, 4.443%, 11/25/33	66
10,124	Series 2003-M, Class A1, VAR, 4.691%, 12/25/33	10,147
5,313	Series 2004-7, Class 2A1, 4.500%, 07/25/19	5,429
2,637	Series 2004-EE, Class 2A2, VAR, 2.749%, 12/25/34	2,541
3,519	Series 2004-EE, Class 3A2, VAR, 2.848%, 12/25/34	3,421
6,627	Series 2004-O, Class A1, VAR, 4.867%, 08/25/34	6,733
9,525	Series 2005-1, Class 1A1, 4.750%, 01/25/20	9,793
9,464	Series 2005-13, Class A1, 5.000%, 11/25/20	9,749

		359,107

	Total Collateralized Mortgage Obligations (Cost $1,001,078)	1,024,958

Commercial Mortgage-Backed Securities — 3.6%
	Banc of America Commercial Mortgage, Inc.,
2,622	Series 2004-2, Class A3, 4.050%, 11/10/38	2,646
2,609	Series 2004-5, Class A3, 4.561%, 11/10/41	2,610

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

17,431	BCRR Trust, Series 2010-LEAF, Class 36A, 4.230%, 03/22/31 (e)	17,567
	Bear Stearns Commercial Mortgage Securities,
4,268	Series 2002-TOP6, Class A2, 6.460%, 10/15/36	4,314
32,335	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	34,799
2,825	Series 2005-PWR8, Class A4, 4.674%, 06/11/41	3,012
71	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.922%, 03/15/49	71
1,542	Commercial Mortgage Acceptance Corp., Series 1998-C2, Class F, VAR, 5.440%, 09/15/30 (e)	1,572
1,330	Commercial Mortgage Asset Trust, Series 1999-C1, Class A4, VAR, 6.975%, 01/17/32	1,381
3,076	Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A2, 4.630%, 05/10/43	3,087
15,315	Credit Suisse Mortgage Capital Certificates, Series 2006-C2, Class A3, VAR, 5.850%, 03/15/39	16,235
15,942	Defeased Loan Trust, Series 2010-1, Class A, 2.360%, 01/13/14 (e)	16,592
	GMAC Commercial Mortgage Securities, Inc.,
673	Series 2003-C1, Class A1, 3.337%, 05/10/36	677
102	Series 2003-C3, Class A3, 4.646%, 04/10/40	103
27,750	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	29,577
	JP Morgan Chase Commercial Mortgage Securities Corp.,
17,900	Series 2004-C2, Class A3, VAR, 5.388%, 05/15/41	19,128
2,457	Series 2004-LN2, Class A1, 4.475%, 07/15/41	2,474
	LB-UBS Commercial Mortgage Trust,
15,000	Series 2002-C2, Class A4, 5.594%, 06/15/31	15,262
15,372	Series 2004-C2, Class A4, 4.367%, 03/15/36	16,107
222	Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A2, 4.071%, 10/12/41	222
12,107	Morgan Stanley, Series 2009-IO, Class A1, 3.000%, 07/17/56 (e)	12,167
	Morgan Stanley Capital I,
4,622	Series 1998-CF1, Class E, VAR, 7.350%, 07/15/32	4,713
2,348	Series 2003-T11, Class A3, 4.850%, 06/13/41	2,354

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	181

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Mortgage-Backed Securities — Continued
	Morgan Stanley Re-REMIC Trust,
26,500	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	26,512
9,955	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	10,421
19,982	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	19,882
1,618	Nomura Asset Securities Corp., Series 1998-D6, Class A1C, 6.690%, 03/15/30	1,673
15,554	Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class A1, 3.669%, 02/11/36	15,643
	TIAA Retail Commercial Trust,
8,964	Series 2001-C1A, Class H, 5.770%, 06/19/33 (e)	9,253
14,650	Series 2001-C1A, Class J, 5.770%, 06/19/33 (e)	15,217
18,325	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.969%, 08/15/39	19,885
8,388	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	8,952
14,655	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A1, 1.988%, 03/15/44 (e)	14,864

	Total Commercial Mortgage-Backed Securities (Cost $350,499)	348,972

Corporate Bonds — 16.1%
	Consumer Discretionary — 0.6%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
990	1.750%, 03/01/14	1,007
4,435	4.875%, 09/15/13	4,767

		5,774

	Automobiles — 0.0% (g)
	Daimler Finance North America LLC,
1,000	5.750%, 09/08/11	1,001
3,905	6.500%, 11/15/13	4,325

		5,326

	Broadcasting & Cable TV — 0.1%
5,865	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.500%, 03/01/16	6,137

	Household Durables — 0.0% (g)
1,700	Emerson Electric Co., 5.000%, 12/15/14	1,910

	Media — 0.3%
1,363	CBS Corp., 8.200%, 05/15/14	1,587

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — Continued
310	Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13	344
1,463	Comcast Cable Communications LLC, 7.125%, 06/15/13	1,620
3,720	Cox Communications, Inc., 5.450%, 12/15/14	4,148
4,950	NBCUniversal Media LLC, 2.875%, 04/01/16	5,072
	News America Holdings, Inc.,
1,495	7.600%, 10/11/15	1,727
300	9.250%, 02/01/13	330
4,275	TCI Communications, Inc., 8.750%, 08/01/15	5,219
	Time Warner Cable, Inc.,
3,990	3.500%, 02/01/15	4,192
1,400	6.200%, 07/01/13	1,523
875	7.500%, 04/01/14	1,000
1,601	8.250%, 02/14/14	1,846
2,000	Viacom, Inc., 4.375%, 09/15/14	2,156
585	Walt Disney Co. (The), 4.700%, 12/01/12	615

		31,379

	Multiline Retail — 0.0% (g)
1,190	Target Corp., 5.125%, 01/15/13	1,261

	Specialty Retail — 0.1%
2,555	Home Depot, Inc., 5.250%, 12/16/13	2,782
2,675	Staples, Inc., 9.750%, 01/15/14	3,136

		5,918

	Total Consumer Discretionary	57,705

	Consumer Staples — 0.7%
	Beverages — 0.3%
1,420	Anheuser-Busch InBev Worldwide, Inc., 1.500%, 07/14/14	1,439
480	Bottling Group LLC, 6.950%, 03/15/14	553
	Coca-Cola Co. (The),
1,385	1.500%, 11/15/15	1,409
1,773	1.800%, 09/01/16 (e)	1,790
5,050	3.625%, 03/15/14	5,427
475	Diageo Capital plc, (United Kingdom), 5.200%, 01/30/13	504
5,035	Diageo Finance B.V., (Netherlands), 5.500%, 04/01/13	5,409
	PepsiCo, Inc.,
2,975	3.750%, 03/01/14	3,191
980	4.650%, 02/15/13	1,037
	SABMiller plc, (United Kingdom),
5,325	5.500%, 08/15/13 (e)	5,750

SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Beverages — Continued
1,000	5.700%, 01/15/14 (e)	1,094

		27,603

	Food & Staples Retailing — 0.1%
1,250	CVS Caremark Corp., 3.250%, 05/18/15	1,319
4,975	Kroger Co. (The), 7.500%, 01/15/14	5,687
	Wal-Mart Stores, Inc.,
1,900	2.250%, 07/08/15	1,982
695	4.550%, 05/01/13	741
2,780	7.250%, 06/01/13	3,097

		12,826

	Food Products — 0.3%
4,570	Bunge Ltd. Finance Corp., 5.875%, 05/15/13	4,816
1,835	Cadbury Schweppes US Finance LLC, 5.125%, 10/01/13 (e)	1,978
	Cargill, Inc.,
1,215	4.375%, 06/01/13 (e)	1,282
1,385	5.000%, 11/15/13 (e)	1,503
1,450	5.200%, 01/22/13 (e)	1,535
	General Mills, Inc.,
3,105	5.250%, 08/15/13	3,362
1,770	5.650%, 09/10/12	1,854
710	Kellogg Co., 4.250%, 03/06/13	746
	Kraft Foods, Inc.,
1,210	4.125%, 02/09/16	1,306
1,500	5.250%, 10/01/13	1,622
150	6.000%, 02/11/13	160
1,081	6.250%, 06/01/12	1,126
2,780	6.750%, 02/19/14	3,143

		24,433

	Household Products — 0.0% (g)
425	Clorox Co., 5.000%, 01/15/15	449

	Total Consumer Staples	65,311

	Energy — 0.4%
	Oil, Gas & Consumable Fuels — 0.4%
	Anadarko Petroleum Corp.,
435	5.750%, 06/15/14	481
2,000	7.625%, 03/15/14	2,288
3,660	Canadian Natural Resources Ltd., (Canada), 4.900%, 12/01/14	4,028
1,390	Cenovus Energy, Inc., (Canada), 4.500%, 09/15/14	1,510
800	Chevron Corp., 3.950%, 03/03/14	864
1,145	ConocoPhillips, 4.750%, 02/01/14	1,252

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — Continued
3,158	ConocoPhillips Australia Funding Co., 5.500%, 04/15/13	3,400
3,721	PC Financial Partnership, 5.000%, 11/15/14	4,083
	Shell International Finance B.V., (Netherlands),
2,615	1.875%, 03/25/13	2,668
2,452	3.100%, 06/28/15	2,606
5,225	4.000%, 03/21/14	5,636
2,400	Statoil ASA, (Norway), 5.125%, 04/30/14 (e)	2,664
3,237	Total Capital S.A., (France), 3.000%, 06/24/15	3,413

	Total Energy	34,893

	Financials — 10.2%
	Capital Markets — 2.3%
	Bank of New York Mellon Corp. (The),
2,240	2.950%, 06/18/15	2,328
1,870	3.100%, 01/15/15	1,973
6,277	4.300%, 05/15/14	6,790
3,300	4.500%, 04/01/13	3,489
6,690	BlackRock, Inc., 3.500%, 12/10/14	7,153
5,380	Charles Schwab Corp. (The), 4.950%, 06/01/14	5,904
	Credit Suisse USA, Inc.,
765	4.875%, 01/15/15	818
8,587	5.125%, 01/15/14	9,162
5,225	5.500%, 08/15/13	5,545
580	FMR LLC, 4.750%, 03/01/13 (e)	605
	Goldman Sachs Group, Inc. (The),
10,415	3.625%, 02/07/16	10,424
6,895	3.700%, 08/01/15	6,969
2,000	4.750%, 07/15/13	2,081
4,175	5.000%, 10/01/14	4,366
2,575	5.125%, 01/15/15	2,706
1,860	5.150%, 01/15/14	1,952
950	5.250%, 04/01/13	987
8,955	5.250%, 10/15/13	9,336
3,000	5.500%, 11/15/14	3,197
18,840	6.000%, 05/01/14	20,262
	Jefferies Group, Inc.,
9,275	3.875%, 11/09/15	9,426
2,050	5.875%, 06/08/14	2,226
	Lehman Brothers Holdings, Inc.,
2,225	3.950%, 11/10/09 (d)	554
500	5.750%, 07/18/11 (d)	124
1,062	6.625%, 01/18/12 (d)	264

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	183

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Capital Markets — Continued
1,705	Macquarie Group Ltd., (Australia), 7.300%, 08/01/14 (e)	1,889
	Merrill Lynch & Co., Inc.,
968	5.000%, 01/15/15	972
3,275	5.300%, 09/30/15	3,304
4,376	5.450%, 02/05/13	4,490
4,591	5.450%, 07/15/14	4,729
13,651	6.150%, 04/25/13	14,200
	Morgan Stanley,
1,936	2.875%, 07/28/14	1,912
1,600	4.100%, 01/26/15	1,592
11,342	4.200%, 11/20/14	11,370
915	4.750%, 04/01/14	928
8,805	5.300%, 03/01/13	9,111
285	5.625%, 01/09/12	289
13,150	6.000%, 05/13/14	13,807
	Nomura Holdings, Inc., (Japan),
2,345	4.125%, 01/19/16	2,404
8,505	5.000%, 03/04/15	8,963
	Northern Trust Corp.,
1,860	4.625%, 05/01/14	2,025
3,220	5.500%, 08/15/13	3,493
	State Street Corp.,
5,370	2.875%, 03/07/16	5,548
6,213	4.300%, 05/30/14	6,717
	UBS AG, (Switzerland),
488	2.250%, 08/12/13	493
6,670	3.875%, 01/15/15	6,919

		223,796

	Commercial Banks — 3.3%
500	Abbey National Treasury Services plc, (United Kingdom), 4.000%, 04/27/16	478
1,000	American Express Bank FSB, 5.500%, 04/16/13	1,061
1,190	ANZ National (International) Ltd., (New Zealand), 2.375%, 12/21/12 (e)	1,203
1,700	Australia & New Zealand Banking Group Ltd., (Australia), 2.125%, 01/10/14 (e)	1,720
1,858	Bank of New York Mellon Corp. (The), 2.300%, 07/28/16	1,890
	Bank of Nova Scotia, (Canada),
5,236	1.650%, 10/29/15 (e)	5,302
5,300	2.375%, 12/17/13	5,456
2,782	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 2.600%, 01/22/13 (e)	2,833

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — Continued
	Barclays Bank plc, (United Kingdom),
9,495	2.500%, 01/23/13	9,508
10,925	2.500%, 09/21/15 (e)	11,071
4,450	3.900%, 04/07/15	4,457
2,980	5.200%, 07/10/14	3,135
	BB&T Corp.,
6,970	3.200%, 03/15/16	7,114
3,410	3.850%, 07/27/12	3,502
4,555	4.750%, 10/01/12	4,717
1,232	5.200%, 12/23/15	1,345
6,154	5.700%, 04/30/14	6,780
5,000	BNY Mellon N.A., 4.750%, 12/15/14	5,428
3,385	Branch Banking & Trust Co., 4.875%, 01/15/13	3,484
	Canadian Imperial Bank of Commerce, (Canada),
2,330	2.350%, 12/11/15	2,377
3,000	2.600%, 07/02/15 (e)	3,145
1,290	Comerica, Inc., 3.000%, 09/16/15	1,319
	Credit Suisse, (Switzerland),
9,420	3.500%, 03/23/15	9,599
10,114	5.500%, 05/01/14	10,905
	Deutsche Bank AG, (Germany),
8,290	2.375%, 01/11/13	8,293
5,500	3.250%, 01/11/16	5,521
3,890	3.875%, 08/18/14	4,043
1,445	4.875%, 05/20/13	1,504
600	5.375%, 10/12/12	627
6,640	Deutsche Bank Financial LLC, 5.375%, 03/02/15	6,847
12,209	DnB NOR Boligkreditt AS, (Norway), 2.100%, 10/14/15 (e)	12,487
505	Fifth Third Bancorp, 3.625%, 01/25/16	512
2,836	HSBC Bank plc, (United Kingdom), 1.625%, 07/07/14 (e)	2,870
4,700	HSBC Bank USA N.A., 4.625%, 04/01/14	4,857
1,650	HSBC Holdings plc, (United Kingdom), 5.250%, 12/12/12	1,695
	KeyBank N.A.,
1,778	5.500%, 09/17/12	1,844
750	5.700%, 08/15/12	779
1,290	5.800%, 07/01/14	1,409
5,720	KeyCorp, 6.500%, 05/14/13	6,149
1,525	M&I Marshall & Ilsley Bank, 5.150%, 02/22/12	1,518
805	M&T Bank Corp., 5.375%, 05/24/12	829

SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Commercial Banks — Continued
500	Manufacturers & Traders Trust Co., VAR, 1.746%, 04/01/13	499
2,128	Mellon Funding Corp., 5.000%, 12/01/14	2,318
5,070	National Australia Bank Ltd., (Australia), 2.500%, 01/08/13 (e)	5,141
7,480	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	7,633
8,105	National City Corp., 4.900%, 01/15/15	8,842
2,500	Nordea Bank AB, (Sweden), 1.750%, 10/04/13 (e)	2,477
905	PNC Funding Corp., 3.625%, 02/08/15	952
10,000	Rabobank Nederland N.V., (Netherlands), 3.200%, 03/11/15 (e)	10,511
4,130	Royal Bank of Canada, (Canada), 2.300%, 07/20/16	4,189
5,788	SouthTrust Corp., 5.800%, 06/15/14	6,259
3,272	SunTrust Banks, Inc., 5.250%, 11/05/12	3,415
6,100	Toronto-Dominion Bank (The), (Canada), 2.200%, 07/29/15 (e)	6,307
	U.S. Bancorp,
1,075	2.450%, 07/27/15	1,104
5,938	2.875%, 11/20/14	6,180
1,595	4.200%, 05/15/14	1,714
	U.S. Bank N.A.,
5,020	4.950%, 10/30/14	5,532
6,202	6.300%, 02/04/14	6,924
	Wachovia Bank N.A.,
18,328	4.800%, 11/01/14	19,692
1,500	5.000%, 08/15/15	1,618
1,440	5.600%, 03/15/16	1,583
	Wachovia Corp.,
1,155	4.875%, 02/15/14	1,219
3,000	5.250%, 08/01/14	3,209
3,130	5.500%, 05/01/13	3,346
	Wells Fargo & Co.,
5,185	3.750%, 10/01/14	5,515
6,780	4.375%, 01/31/13	7,087
5,770	4.625%, 04/15/14	6,103
2,500	4.950%, 10/16/13	2,672
4,310	Wells Fargo Bank N.A., 4.750%, 02/09/15	4,572
	Westpac Banking Corp., (Australia),
6,973	2.100%, 08/02/13	7,091
3,560	4.200%, 02/27/15	3,781

		317,098

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — 1.0%
6,262	American Express Co., 7.250%, 05/20/14	7,149
	American Express Credit Corp.,
2,150	5.300%, 12/02/15	2,413
4,964	5.875%, 05/02/13	5,303
10,305	7.300%, 08/20/13	11,382
	American Honda Finance Corp.,
5,730	2.375%, 03/18/13 (e)	5,841
5,940	4.625%, 04/02/13 (e)	6,257
1,192	Boeing Capital Corp., 5.800%, 01/15/13	1,276
2,000	Capital One Bank USA N.A., 5.125%, 02/15/14	2,162
	Capital One Financial Corp.,
2,997	2.125%, 07/15/14	2,987
500	5.500%, 06/01/15	554
2,755	7.375%, 05/23/14	3,100
1,490	FIA Card Services N.A., 7.125%, 11/15/12	1,535
	HSBC Finance Corp.,
10,100	4.750%, 07/15/13	10,511
15,901	5.000%, 06/30/15	16,809
1,625	5.250%, 04/15/15	1,726
3,500	5.900%, 06/19/12	3,624
	John Deere Capital Corp.,
995	1.600%, 03/03/14	1,011
1,335	2.950%, 03/09/15	1,414
2,450	4.500%, 04/03/13	2,596
325	4.950%, 12/17/12	342
	MBNA Corp.,
1,860	6.125%, 03/01/13	1,911
500	7.500%, 03/15/12	511
2,737	Toyota Motor Credit Corp., 3.200%, 06/17/15	2,891
993	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	1,003

		94,308

	Diversified Financial Services — 2.5%
3,000	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	3,092
	Bank of America Corp.,
715	3.625%, 03/17/16	698
6,005	4.900%, 05/01/13	6,150
975	5.125%, 11/15/14	1,017
2,345	5.375%, 09/11/12	2,406
388	7.125%, 10/15/11	390
15,480	7.375%, 05/15/14	16,942

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	185

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Diversified Financial Services — Continued
	BP Capital Markets plc, (United Kingdom),
1,190	3.125%, 03/10/12	1,206
3,000	3.200%, 03/11/16	3,156
1,870	3.625%, 05/08/14	1,972
4,000	3.875%, 03/10/15	4,264
3,015	5.250%, 11/07/13	3,262
4,838	Caisse Centrale Desjardins du Quebec, (Canada), 2.550%, 03/24/16 (e)	5,064
	Caterpillar Financial Services Corp.,
6,700	1.550%, 12/20/13	6,795
2,265	4.900%, 08/15/13	2,437
3,080	6.125%, 02/17/14	3,455
1,880	6.200%, 09/30/13	2,069
	Citigroup, Inc.,
14,270	5.500%, 04/11/13	14,868
6,000	5.850%, 07/02/13	6,274
21,650	6.000%, 12/13/13	22,953
10,065	6.010%, 01/15/15	10,808
6,445	6.375%, 08/12/14	7,029
4,428	6.500%, 08/19/13	4,711
1,070	CME Group, Inc., 5.750%, 02/15/14	1,184
3,710	ERAC USA Finance LLC, 2.750%, 07/01/13 (e)	3,786
	FUEL Trust,
10,086	3.984%, 06/15/16 (e)	10,057
6,080	4.207%, 04/15/16 (e)	6,113
	General Electric Capital Corp.,
2,335	2.100%, 01/07/14	2,367
12,870	3.500%, 06/29/15	13,463
5,000	3.750%, 11/14/14	5,268
2,170	4.375%, 09/21/15	2,321
5,000	4.750%, 09/15/14	5,421
5,541	4.875%, 03/04/15	6,026
13,757	5.450%, 01/15/13	14,532
11,926	5.500%, 06/04/14	13,112
3,225	5.650%, 06/09/14	3,505
14,402	5.900%, 05/13/14	15,977
4,365	NASDAQ OMX Group, Inc. (The), 4.000%, 01/15/15	4,447
885	National Rural Utilities Cooperative Finance Corp., 2.625%, 09/16/12	904

		239,501

	FDIC Guaranteed Securities (~) — 0.0% (g)
2,500	General Electric Capital Corp., 2.625%, 12/28/12	2,577

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	FDIC Guaranteed Securities — Continued
2,220	Wells Fargo & Co., 3.000%, 12/09/11	2,236

		4,813

	Insurance — 0.8%
5,000	ACE INA Holdings, Inc., 5.600%, 05/15/15	5,513
1,420	Allstate Corp. (The), 5.000%, 08/15/14	1,553
2,343	AON Corp., 3.500%, 09/30/15	2,432
1,454	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	1,498
	Berkshire Hathaway Finance Corp.,
2,495	5.000%, 08/15/13	2,677
6,615	5.100%, 07/15/14	7,352
4,840	CNA Financial Corp., 5.850%, 12/15/14	5,185
5,938	Jackson National Life Global Funding, 5.375%, 05/08/13 (e)	6,314
	MassMutual Global Funding II,
1,084	2.300%, 09/28/15 (e)	1,097
105	3.625%, 07/16/12 (e)	107
	Metropolitan Life Global Funding I,
3,463	2.500%, 01/11/13 (e)	3,514
2,701	2.500%, 09/29/15 (e)	2,743
14,495	5.125%, 04/10/13 (e)	15,312
1,200	5.200%, 09/18/13 (e)	1,294
2,000	Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	2,123
	New York Life Global Funding,
2,730	3.000%, 05/04/15 (e)	2,867
3,350	4.650%, 05/09/13 (e)	3,560
285	5.250%, 10/16/12 (e)	299
1,400	Pacific Life Global Funding, 5.150%, 04/15/13 (e)	1,476
	Pricoa Global Funding I,
500	4.625%, 06/25/12 (e)	515
1,975	5.400%, 10/18/12 (e)	2,069
4,220	5.450%, 06/11/14 (e)	4,643
609	Principal Life Global Funding I, 6.250%, 02/15/12 (e)	624
	Principal Life Income Funding Trusts,
1,110	5.300%, 12/14/12	1,169
4,933	5.300%, 04/24/13	5,266
1,380	Travelers Property Casualty Corp., 5.000%, 03/15/13	1,459

		82,661

	Real Estate Investment Trusts (REITs) — 0.1%
2,000	ERP Operating LP, 5.200%, 04/01/13	2,103

SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Real Estate Investment Trusts (REITs) — Continued
5,252	HCP, Inc., 2.700%, 02/01/14	5,229
	Simon Property Group LP,
673	4.200%, 02/01/15	718
1,125	6.750%, 05/15/14	1,277

		9,327

	Thrifts & Mortgage Finance — 0.2%
2,150	Countrywide Financial Corp., 5.800%, 06/07/12	2,190
1,100	Golden West Financial Corp., 4.750%, 10/01/12	1,142
15,324	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	15,492

		18,824

	Total Financials	990,328

	Health Care — 0.2%
	Biotechnology — 0.0% (g)
2,200	Amgen, Inc., 2.300%, 06/15/16	2,250

	Health Care Equipment & Supplies — 0.1%
	Baxter International, Inc.,
1,650	1.800%, 03/15/13	1,676
255	4.000%, 03/01/14	274
1,925	Medtronic, Inc., 3.000%, 03/15/15	2,040

		3,990

	Health Care Providers & Services — 0.0% (g)
820	Medco Health Solutions, Inc., 2.750%, 09/15/15	839
2,095	UnitedHealth Group, Inc., 5.000%, 08/15/14	2,310
550	WellPoint Health Networks, Inc., 6.375%, 01/15/12	561
215	WellPoint, Inc., 6.000%, 02/15/14	240

		3,950

	Pharmaceuticals — 0.1%
2,635	Abbott Laboratories, 2.700%, 05/27/15	2,794
850	Eli Lilly & Co., 3.550%, 03/06/12	863
2,000	GlaxoSmithKline Capital, Inc., 4.850%, 05/15/13	2,142
2,525	Merck & Co., Inc., 4.750%, 03/01/15	2,855
2,793	Wyeth, 5.500%, 02/01/14	3,093

		11,747

	Total Health Care	21,937

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Industrials — 0.6%
	Aerospace & Defense — 0.2%
	BAE Systems Holdings, Inc.,
1,817	4.950%, 06/01/14 (e)	1,964
2,335	5.200%, 08/15/15 (e)	2,570
	Boeing Co. (The),
1,000	3.500%, 02/15/15	1,076
3,085	5.000%, 03/15/14	3,407
2,190	5.125%, 02/15/13	2,329
2,460	General Dynamics Corp., 5.250%, 02/01/14	2,723
1,115	Honeywell International, Inc., 3.875%, 02/15/14	1,202
1,000	Northrop Grumman Corp., 3.700%, 08/01/14	1,069

		16,340

	Commercial Services & Supplies — 0.0% (g)
	Pitney Bowes, Inc.,
685	3.875%, 06/15/13	707
2,375	4.875%, 08/15/14	2,578
1,100	Waste Management, Inc., 6.375%, 11/15/12	1,171

		4,456

	Industrial Conglomerates — 0.0% (g)
3,767	General Electric Co., 5.000%, 02/01/13	3,970
1,285	Honeywell International, Inc., 4.250%, 03/01/13	1,355

		5,325

	Machinery — 0.1%
745	Caterpillar, Inc., 7.000%, 12/15/13	845
4,323	Danaher Corp., 1.300%, 06/23/14	4,387
1,475	Deere & Co., 6.950%, 04/25/14	1,706
	PACCAR, Inc.,
100	6.375%, 02/15/12	103
1,150	6.875%, 02/15/14	1,313

		8,354

	Road & Rail — 0.3%
	Burlington Northern Santa Fe LLC,
5,596	5.900%, 07/01/12	5,819
2,000	7.000%, 02/01/14	2,282
	Canadian National Railway Co., (Canada),
4,485	4.400%, 03/15/13	4,737
605	4.950%, 01/15/14	664
539	6.375%, 10/15/11	543
3,330	CSX Corp., 6.300%, 03/15/12	3,426
	Ryder System, Inc.,
1,000	3.600%, 03/01/16	1,038
2,145	6.000%, 03/01/13	2,287

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	187

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Road & Rail — Continued
	Union Pacific Corp.,
1,433	5.125%, 02/15/14	1,570
4,235	5.450%, 01/31/13	4,508

		26,874

	Total Industrials	61,349

	Information Technology — 0.7%
	Communications Equipment — 0.0% (g)
1,230	Cisco Systems, Inc., 5.500%, 02/22/16	1,424

	Computers & Peripherals — 0.3%
	Dell, Inc.,
5,353	3.100%, 04/01/16	5,596
2,310	4.700%, 04/15/13	2,438
	Hewlett-Packard Co.,
770	2.125%, 09/13/15	774
350	4.500%, 03/01/13	367
2,500	4.750%, 06/02/14	2,722
6,905	6.125%, 03/01/14	7,616
	International Business Machines Corp.,
5,485	1.950%, 07/22/16	5,566
3,025	2.100%, 05/06/13	3,096
1,250	6.500%, 10/15/13	1,402
650	7.500%, 06/15/13	725

		30,302

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
805	3.375%, 11/01/15	832
7,521	6.875%, 07/01/13	8,103

		8,935

	Office Electronics — 0.1%
	Xerox Corp.,
3,421	5.650%, 05/15/13	3,660
2,505	8.250%, 05/15/14	2,898

		6,558

	Semiconductors & Semiconductor Equipment — 0.1%
6,197	National Semiconductor Corp., 3.950%, 04/15/15	6,721
4,610	Texas Instruments, Inc., 2.375%, 05/16/16	4,760

		11,481

	Software — 0.1%
3,155	Microsoft Corp., 2.950%, 06/01/14	3,363

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Software — Continued
4,025	Oracle Corp., 3.750%, 07/08/14	4,362

		7,725

	Total Information Technology	66,425

	Materials — 0.5%
	Chemicals — 0.3%
845	Air Products & Chemicals, Inc., 4.150%, 02/01/13	885
	Dow Chemical Co. (The),
4,314	5.900%, 02/15/15	4,835
2,469	7.600%, 05/15/14	2,846
	EI du Pont de Nemours & Co.,
2,856	1.950%, 01/15/16	2,910
3,225	3.250%, 01/15/15	3,441
1,708	5.000%, 01/15/13	1,804
3,153	Potash Corp. of Saskatchewan, Inc., (Canada), 3.750%, 09/30/15	3,418
5,994	PPG Industries, Inc., 5.750%, 03/15/13	6,410
	Praxair, Inc.,
2,240	2.125%, 06/14/13	2,297
1,920	3.950%, 06/01/13	2,032
830	4.625%, 03/30/15	922

		31,800

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
695	4.800%, 04/15/13	740
2,443	5.125%, 03/29/12	2,507
950	6.750%, 11/01/13	1,064
4,120	8.500%, 12/01/12	4,507
650	Nucor Corp., 5.000%, 06/01/13	696
	Rio Tinto Finance USA Ltd., (Australia),
1,160	1.875%, 11/02/15	1,173
5,325	8.950%, 05/01/14	6,387

		17,074

	Total Materials	48,874

	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 0.9%
	AT&T, Inc.,
1,875	4.850%, 02/15/14	2,029
11,875	4.950%, 01/15/13	12,474
16,135	6.700%, 11/15/13	17,957
7,126	BellSouth Corp., 5.200%, 09/15/14	7,888
4,050	British Telecommunications plc, (United Kingdom), 5.150%, 01/15/13	4,270

SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
	Deutsche Telekom International Finance B.V., (Netherlands),
3,380	4.875%, 07/08/14	3,675
1,000	5.750%, 03/23/16	1,136
550	5.875%, 08/20/13	596
6,510	France Telecom S.A., (France), 4.375%, 07/08/14	6,963
	Telecom Italia Capital S.A., (Luxembourg),
1,700	4.950%, 09/30/14	1,675
1,450	6.175%, 06/18/14	1,463
	Telefonica Emisiones S.A.U., (Spain),
500	3.729%, 04/27/15	492
1,121	3.992%, 02/16/16	1,098
1,280	4.949%, 01/15/15	1,310
2,110	5.855%, 02/04/13	2,179
	Verizon Communications, Inc.,
1,320	5.250%, 04/15/13	1,410
14,065	5.550%, 02/15/16	15,983
2,335	Verizon Florida LLC, 6.125%, 01/15/13	2,488
3,482	Verizon Global Funding Corp., 4.375%, 06/01/13	3,682
735	Verizon Maryland, Inc., 6.125%, 03/01/12	754

		89,522

	Wireless Telecommunication Services — 0.2%
15,094	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	16,600
4,075	Vodafone Group plc, (United Kingdom), 4.150%, 06/10/14	4,399

		20,999

	Total Telecommunication Services	110,521

	Utilities — 1.1%
	Electric Utilities — 0.7%
555	AEP Texas North Co., 5.500%, 03/01/13	588
490	Alabama Power Co., 4.850%, 12/15/12	516
	CenterPoint Energy Houston Electric LLC,
700	5.700%, 03/15/13	749
610	5.750%, 01/15/14	675
3,160	7.000%, 03/01/14	3,608
415	Commonwealth Edison Co., 2.150%, 09/01/16 (d)	415
1,645	Duke Energy Carolinas LLC, 5.750%, 11/15/13	1,808
	Duke Energy Corp.,
1,565	3.350%, 04/01/15	1,654
1,095	3.950%, 09/15/14	1,175

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — Continued
5,085	5.650%, 06/15/13	5,496
2,133	6.300%, 02/01/14	2,376
537	Duke Energy Ohio, Inc., 2.100%, 06/15/13	548
1,000	Exelon Corp., 4.900%, 06/15/15	1,097
1,539	Exelon Generation Co. LLC, 5.350%, 01/15/14	1,660
2,500	FirstEnergy Corp., 6.450%, 11/15/11	2,525
2,000	FPL Group Capital, Inc., 5.625%, 09/01/11	2,000
4,803	Georgia Power Co., 6.000%, 11/01/13	5,303
225	MidAmerican Energy Co., 5.125%, 01/15/13	238
	Midamerican Energy Holdings Co.,
1,025	3.150%, 07/15/12	1,047
1,567	5.875%, 10/01/12	1,651
1,239	NextEra Energy Capital Holdings, Inc., 5.350%, 06/15/13	1,322
5,935	Nisource Finance Corp., 6.150%, 03/01/13	6,321
1,060	Northern States Power Co., 8.000%, 08/28/12	1,135
2,210	Ohio Power Co., 5.750%, 09/01/13	2,402
1,650	Oncor Electric Delivery Co. LLC, 6.375%, 01/15/15	1,901
750	PacifiCorp, 4.950%, 08/15/14	826
716	Peco Energy Co., 5.000%, 10/01/14	796
295	Progress Energy, Inc., 6.050%, 03/15/14	329
1,683	PSEG Power LLC, 2.500%, 04/15/13	1,708
	Public Service Electric & Gas Co.,
400	2.700%, 05/01/15	424
1,200	5.000%, 08/15/14	1,327
745	Southern California Edison Co., 4.150%, 09/15/14	811
	Southern Co.,
560	1.950%, 09/01/16	560
2,952	4.150%, 05/15/14	3,160
	Spectra Energy Capital LLC,
4,155	5.668%, 08/15/14	4,618
669	6.250%, 02/15/13	712
	Virginia Electric and Power Co.,
1,000	4.750%, 03/01/13	1,057
4,460	5.100%, 11/30/12	4,695

		69,233

	Gas Utilities — 0.3%
810	AGL Capital Corp., 4.450%, 04/15/13	844
6,038	Atmos Energy Corp., 4.950%, 10/15/14	6,656
	CenterPoint Energy Resources Corp.,
1,000	5.950%, 01/15/14	1,101

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	189

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Gas Utilities — Continued
2,270	7.875%, 04/01/13	2,501
2,000	Consolidated Natural Gas Co., 5.000%, 03/01/14	2,185
668	Southern California Gas Co., 5.500%, 03/15/14	743
10,025	TransCanada PipeLines Ltd., (Canada), 4.000%, 06/15/13	10,584

		24,614

	Multi-Utilities — 0.1%
1,515	PG&E Corp., 5.750%, 04/01/14	1,672
	Sempra Energy,
1,210	6.000%, 02/01/13	1,289
6,010	8.900%, 11/15/13	6,909
1,815	Wisconsin Electric Power Co., 6.000%, 04/01/14	2,054

		11,924

	Total Utilities	105,771

	Total Corporate Bonds (Cost $1,531,536)	1,563,114

Foreign Government Securities — 0.2%
247	Province of Manitoba, (Canada), 2.125%, 04/22/13	254
	Province of Ontario, (Canada),
8,655	2.700%, 06/16/15	9,161
6,530	2.950%, 02/05/15	6,954
1,250	4.100%, 06/16/14	1,362
3,420	United Mexican States, (Mexico), 6.375%, 01/16/13	3,651

	Total Foreign Government Securities (Cost $20,224)	21,382

Mortgage Pass-Through Securities — 8.3%
	Federal Home Loan Mortgage Corp.,
672	ARM, 2.281%, 06/01/36	708
103	ARM, 2.308%, 01/01/27	109
345	ARM, 2.334%, 03/01/35	363
139	ARM, 2.443%, 12/01/27	146
582	ARM, 2.582%, 07/01/36	616
7	ARM, 2.643%, 12/01/17	7
2,262	ARM, 2.658%, 08/01/36	2,373
1,854	ARM, 2.761%, 08/01/36	1,975
4,469	ARM, 2.790%, 03/01/36	4,751
8,472	ARM, 3.308%, 03/01/36	9,043
4,909	ARM, 3.556%, 10/01/35	5,174
6,422	ARM, 4.183%, 03/01/35	6,781
4,872	ARM, 4.979%, 10/01/36	5,172

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

1,247		ARM, 5.550%, 10/01/37	1,336
315		ARM, 5.578%, 04/01/37	335
3,870		ARM, 5.612%, 04/01/38	4,117
3,432		ARM, 5.644%, 01/01/38	3,652
584		ARM, 5.698%, 08/01/37	621
1,727		ARM, 5.712%, 03/01/37	1,837
6,428		ARM, 5.718%, 06/01/37	6,848
3,163		ARM, 5.748%, 05/01/37	3,383
13,334		ARM, 5.765%, 06/01/37	14,201
1,968		ARM, 5.794%, 11/01/36	2,092
2,651		ARM, 5.826%, 08/01/37	2,832
3,139		ARM, 5.892%, 12/01/36	3,354
649		ARM, 5.989%, 08/01/36	706
1,415		ARM, 6.011%, 02/01/37	1,505
1,683		ARM, 6.040%, 03/01/37	1,793
5		ARM, 6.069%, 01/01/27	5
2,555		ARM, 6.094%, 03/01/37	2,710
2,414		ARM, 6.163%, 04/01/37	2,552
3,787		ARM, 6.230%, 01/01/37	3,998
1,422		ARM, 6.233%, 12/01/36	1,487
1,051		ARM, 6.398%, 02/01/37	1,136
1,986		ARM, 6.454%, 12/01/36	2,147
1,306		ARM, 6.463%, 11/01/37	1,405
1,049		ARM, 6.649%, 08/01/37	1,115
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
5,526		4.000%, 07/01/18 - 07/01/19	5,884
2,403		4.500%, 04/01/16 - 10/01/18	2,575
14,964		5.000%, 03/01/18 - 04/01/19	16,174
23,866		5.500%, 11/01/12 - 10/01/23	26,007
26,046		6.000%, 08/01/16 - 12/01/23	28,295
5,092		6.500%, 07/01/14 - 04/01/17	5,482
13,594		7.000%, 01/01/12 - 03/01/17	14,667
—	(h)	7.500%, 11/01/11	—	(h)
—	(h)	8.000%, 01/01/12	—	(h)
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
3,089		6.000%, 01/01/19 - 10/01/24	3,396
9,659		6.500%, 08/01/18 - 03/01/26	10,829
33		7.000%, 03/01/14	36
224		7.500%, 10/01/16 - 07/01/18	254
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
1,137		6.000%, 09/01/17 - 07/01/32	1,261
2,176		7.000%, 08/01/38	2,501

SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
19,355	7.500%, 12/01/36	22,613
7,095	10.000%, 10/01/30	8,526
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
58	8.000%, 04/01/17 - 05/01/19	64
10	8.250%, 08/01/17	11
	Federal National Mortgage Association,
54	ARM, 1.970%, 03/01/19	55
324	ARM, 1.981%, 01/01/35	340
653	ARM, 2.204%, 05/01/36	686
2,148	ARM, 2.273%, 08/01/36	2,256
169	ARM, 2.314%, 04/01/36	178
23	ARM, 2.365%, 06/01/27	25
21	ARM, 2.431%, 05/01/25	22
1	ARM, 2.470%, 10/01/27	1
528	ARM, 2.489%, 08/01/36	558
1,967	ARM, 2.499%, 08/01/36	2,053
1,796	ARM, 2.623%, 09/01/34	1,895
1,976	ARM, 2.647%, 08/01/36	2,082
1,103	ARM,2.687%, 07/01/27 - 12/01/35	1,168
28	ARM, 2.755%, 01/01/19	29
10	ARM, 2.797%, 08/01/19	10
11	ARM, 2.848%, 10/01/25	12
4,462	ARM, 2.948%, 03/01/36	4,728
8,484	ARM, 3.154%, 03/01/36	8,961
7,129	ARM, 3.159%, 03/01/36	7,529
5,390	ARM, 3.210%, 10/01/35	5,689
980	ARM, 3.480%, 07/01/36	1,033
28	ARM, 3.750%, 11/01/16	27
12	ARM, 3.765%, 08/01/17	13
1,166	ARM, 4.478%, 04/01/37	1,228
687	ARM, 4.831%, 10/01/36	729
877	ARM, 5.050%, 10/01/36	928
590	ARM, 5.204%, 01/01/37	626
5,112	ARM, 5.210%, 12/01/36	5,458
4,099	ARM, 5.376%, 11/01/37	4,357
289	ARM, 5.430%, 12/01/36	307
164	ARM, 5.575%, 06/01/36	175
7,417	ARM, 5.629%, 01/01/23	8,062
2,414	ARM, 5.637%, 11/01/37	2,577
615	ARM, 5.657%, 07/01/37	658
994	ARM, 5.702%, 03/01/47	1,074
2,620	ARM, 5.708%, 12/01/37	2,806
117	ARM, 5.755%, 07/01/37	124

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

3,257		ARM, 5.773%, 11/01/37	3,494
84		ARM, 5.776%, 08/01/37	89
1,657		ARM, 5.779%, 04/01/37	1,770
594		ARM, 5.856%, 12/01/36	631
726		ARM, 5.929%, 12/01/36	773
84		ARM, 5.933%, 08/01/36	91
2,250		ARM, 5.949%, 04/01/38	2,410
3,807		ARM, 6.034%, 03/01/37	4,043
3,265		ARM, 6.071%, 07/01/37	3,483
3,898		ARM, 6.167%, 08/01/37	4,176
2,694		ARM, 6.314%, 02/01/37	2,834
4,134		ARM, 6.520%, 01/01/37	4,419
31,530		5.500%, 01/01/25	34,239
		Federal National Mortgage Association, 15 Year, Single Family,
6,517		4.000%, 07/01/18 - 01/01/19	6,941
10,371		4.500%, 05/01/18 - 05/01/19	11,133
16,362		5.000%, 12/01/13 - 07/01/20	17,732
62,674		5.500%, 01/01/18 - 09/01/24	68,240
71,368		6.000%, 06/01/13 - 07/01/24	77,579
23,382		6.500%, 02/01/12 - 01/01/23	25,684
9,541		7.000%, 03/01/12 - 01/01/18	10,300
48		7.500%, 02/01/12 - 05/01/15	53
623		8.000%, 11/01/15 - 10/01/16	671
—	(h)	8.500%, 11/01/11	—	(h)
		Federal National Mortgage Association, 20 Year, Single Family,
4,148		5.500%, 05/01/27	4,550
4,512		6.000%, 03/01/18 - 04/01/24	5,016
6,769		6.500%, 01/01/14 - 03/01/25	7,564
2,168		7.000%, 12/01/13 - 08/01/21	2,476
23		7.500%, 11/01/13 - 06/01/16	24
51		8.000%, 07/01/14 - 11/01/15	56
		Federal National Mortgage Association, 30 Year, FHA/VA,
311		5.500%, 08/01/34	342
56		6.000%, 07/01/17	61
17		8.500%, 03/01/27	20
		Federal National Mortgage Association, 30 Year, Single Family,
33,439		6.000%, 04/01/35 - 01/01/38	37,276
62,570		6.500%, 03/01/26 - 10/01/38	70,543
20,900		7.000%, 04/01/37 - 08/01/37	24,034
177		8.000%, 12/01/30	204
13		8.500%, 09/01/21	14
152		9.000%, 02/01/31	180

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	191

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
52	9.500%, 07/01/28	62
13	10.000%, 02/01/24	15
	Federal National Mortgage Association, Other,
1,269	4.000%, 07/01/13 - 07/01/17	1,314
1,767	4.500%, 11/01/13 - 12/01/19	1,863
2,084	5.000%, 01/01/14 - 05/01/14	2,148
2,926	5.500%, 06/01/16 - 09/01/17	3,127
2,128	6.000%, 09/01/17	2,298
	Government National Mortgage Association II,
117	ARM, 2.125%, 11/20/25	121
90	ARM, 2.375%, 05/20/17 - 01/20/28	93
19	ARM, 2.500%, 12/20/17 - 05/20/21	20
138	ARM, 2.625%, 08/20/16 - 09/20/22	144
59	ARM, 3.000%, 01/20/16 - 05/20/20	61
10	ARM, 3.500%, 10/20/17 - 12/20/17	11
24	ARM, 4.000%, 11/20/15 - 08/20/18	25
7	Government National Mortgage Association II, 15 Year, Single Family, 6.000%, 11/20/14	8
	Government National Mortgage Association II, 30 Year, Single Family,
29,896	7.000%, 08/20/38 - 09/20/38	34,820
22	7.500%, 09/20/28	26
49	8.000%, 09/20/26 - 12/20/27	58
65	8.500%, 03/20/25 - 04/20/25	78
	Government National Mortgage Association, 15 Year, Single Family,
9	6.000%, 04/15/14	10
6,200	6.500%, 10/15/23	6,880
	Government National Mortgage Association, 30 Year, Single Family,
18	8.500%, 04/15/25	22
11	9.000%, 09/15/24 - 10/15/26	13
448	9.500%, 07/15/20 - 12/15/25	532
26	12.000%, 11/15/19	29

	Total Mortgage Pass-Through Securities (Cost $785,268)	806,342

Supranational — 0.0% (g)
881	Corp. Andina de Fomento, 3.750%, 01/15/16 (Cost $888)	899

U.S. Government Agency Securities — 23.1%
	Federal Farm Credit Bank,
26,150	1.875%, 12/07/12	26,673
4,000	2.200%, 04/08/13	4,119
12,400	2.250%, 02/17/12	12,514
8,120	2.250%, 04/24/12	8,223
38,025	2.350%, 09/23/13 (c) (m)	39,517

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

25,000	2.500%, 03/26/13	25,847
10,000	2.600%, 03/04/13	10,342
8,000	2.625%, 04/17/14	8,430
2,769	2.700%, 08/19/13	2,888
1,580	3.000%, 02/12/14	1,677
5,000	3.000%, 09/22/14	5,354
16,493	3.875%, 01/10/13	17,279
2,000	5.100%, 09/18/12	2,101
1,400	5.250%, 08/21/13	1,533
5,000	5.450%, 12/11/13	5,561
	Federal Home Loan Bank,
40,515	1.125%, 03/09/12	40,713
42,000	1.125%, 05/18/12	42,263
4,800	1.375%, 06/08/12	4,841
34,125	1.625%, 06/14/13	34,905
30,785	1.750%, 12/14/12	31,344
85,000	1.875%, 06/21/13	87,357
10,000	2.000%, 09/14/12	10,180
2,000	2.250%, 03/05/12	2,021
25,865	2.375%, 03/14/14	27,110
15,085	2.500%, 06/13/14	15,920
74,350	2.625%, 09/13/13	77,733
18,800	3.000%, 06/24/13	19,702
10,000	3.050%, 06/28/13	10,463
2,980	3.125%, 03/08/13	3,107
153,715	3.125%, 12/13/13	163,148
21,685	3.125%, 03/11/16	23,594
16,230	3.500%, 03/08/13	17,016
18,825	3.875%, 03/08/13	19,844
15,895	4.250%, 06/14/13	17,001
10,000	4.500%, 09/14/12	10,431
5,000	4.875%, 12/14/12	5,290
10,000	4.875%, 11/27/13	10,996
44,470	4.875%, 12/13/13	48,933
2,125	5.000%, 03/09/12	2,178
24,980	5.000%, 03/14/14	27,766
20,025	5.250%, 09/13/13	21,987
17,575	5.375%, 06/14/13	19,149
29,755	5.375%, 06/13/14	33,747
6,670	7.000%, 08/15/14	7,924
	Federal Home Loan Mortgage Corp.,
30,000	0.750%, 12/28/12	30,184
25,000	1.000%, 08/28/12	25,183
20,100	1.000%, 07/30/14	20,380
30,000	1.000%, 08/27/14	30,410
20,000	1.750%, 06/15/12	20,238

SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Government Agency Securities — Continued
58,000	2.125%, 03/23/12	58,612
10,000	2.125%, 09/21/12	10,196
25,100	2.500%, 04/23/14	26,431
20,000	2.500%, 05/27/16	21,284
36,830	2.875%, 02/09/15	39,541
11,038	4.000%, 06/12/13	11,713
25,000	4.125%, 12/21/12	26,240
35,000	4.125%, 09/27/13	37,705
15,000	4.500%, 01/15/13	15,864
25,000	4.500%, 01/15/14	27,385
15,960	4.500%, 04/02/14	17,562
75,196	5.000%, 01/30/14	83,359
40,505	5.000%, 07/15/14	45,644
25,000	5.125%, 07/15/12	26,084
10,000	5.250%, 04/18/16	11,879
	Federal National Mortgage Association,
5,700	Zero Coupon, 07/05/14	5,562
40,000	1.000%, 04/04/12	40,180
30,000	1.000%, 09/23/13	30,361
18,035	1.550%, 10/27/15	18,074
35,000	1.750%, 02/22/13	35,726
10,800	1.875%, 04/20/12	10,912
15,000	2.250%, 03/15/16	15,780
5,000	2.500%, 05/15/14	5,264
25,000	3.625%, 02/12/13	26,175
3,245	4.000%, 03/27/13	3,432
11,310	4.000%, 04/15/13	11,983
6,135	4.050%, 04/18/13	6,507
5,000	4.125%, 04/29/13	5,314
7,892	4.125%, 07/11/13	8,440
25,000	4.375%, 09/15/12	26,066
17,000	4.375%, 03/15/13	18,058
107,600	4.375%, 07/17/13	115,592
40,000	4.625%, 10/15/13	43,572
75,750	4.750%, 11/19/12	79,862
87,497	4.750%, 02/21/13	93,161
35,750	4.875%, 05/18/12	36,851
10,000	5.000%, 04/15/15	11,548
3,315	5.000%, 03/15/16	3,892
6,000	6.260%, 11/26/12	6,436

	Total U.S. Government Agency Securities (Cost $2,203,418)	2,253,363

U.S. Treasury Obligations — 28.5%
	U.S. Treasury Notes,
40,000	0.375%, 10/31/12	40,102

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

30,000	0.375%, 06/30/13	30,103
65,000	0.375%, 07/31/13	65,226
10,000	0.500%, 11/30/12	10,044
10,000	0.500%, 05/31/13	10,054
35,000	0.500%, 11/15/13	35,219
70,000	0.500%, 08/15/14	70,377
30,000	0.625%, 06/30/12	30,127
163,000	0.625%, 07/31/12 (m)	163,751
35,000	0.625%, 12/31/12	35,215
30,000	0.625%, 01/31/13	30,193
5,000	0.625%, 02/28/13	5,033
15,000	0.625%, 04/30/13	15,111
40,000	0.625%, 07/15/14	40,366
73,000	0.750%, 05/31/12	73,353
25,000	0.750%, 03/31/13	25,224
20,000	0.750%, 08/15/13	20,217
76,000	0.750%, 09/15/13	76,831
152,000	0.875%, 02/29/12	152,611
80,000	1.000%, 03/31/12	80,428
40,000	1.000%, 04/30/12	40,242
35,000	1.000%, 07/15/13	35,527
40,000	1.000%, 05/15/14	40,791
46,000	1.125%, 12/15/12	46,568
170,600	1.125%, 06/15/13 (m)	173,425
90,000	1.250%, 02/15/14 (m)	92,215
15,000	1.250%, 04/15/14	15,389
20,000	1.250%, 08/31/15	20,508
20,000	1.250%, 09/30/15	20,486
122,580	1.375%, 02/15/12 (m)	123,313
68,300	1.375%, 05/15/12	68,914
136,565	1.375%, 09/15/12	138,299
85,000	1.375%, 10/15/12 (m)	86,169
104,680	1.375%, 11/15/12	106,213
15,000	1.375%, 01/15/13	15,247
30,000	1.375%, 02/15/13	30,521
72,000	1.375%, 03/15/13	73,316
30,000	1.375%, 05/15/13	30,606
30,000	1.500%, 06/30/16	30,853
81,620	1.500%, 07/31/16	83,890
78,210	1.750%, 08/15/12	79,414
35,000	1.750%, 07/31/15	36,572
75,000	1.750%, 05/31/16	78,082
10,000	1.875%, 06/15/12	10,139
5,750	1.875%, 04/30/14	5,994
20,000	1.875%, 06/30/15	20,989
40,000	2.000%, 04/30/16	42,141

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	193

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Treasury Obligations — Continued
25,000	2.125%, 12/31/15	26,498
75,000	2.125%, 02/29/16	79,482
30,250	2.250%, 01/31/15	32,093
20,230	2.250%, 03/31/16	21,555
10,000	2.375%, 10/31/14	10,627
29,770	2.375%, 03/31/16	31,870
15,000	2.500%, 04/30/15	16,078
4,300	3.125%, 09/30/13	4,561

	Total U.S. Treasury Obligations (Cost $2,740,317)	2,778,172

SHARES
Short-Term Investment — 0.9%
	Investment Company — 0.9%
84,065	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $84,065)	84,065

SHARES	SECURITY DESCRIPTION	VALUE($)

Investment of Cash Collateral for Securities on Loan — 0.0% (g)
	Investment Company — 0.0% (g)
2,141	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l) (Cost $2,141)	2,141

	Total Investments — 99.5% (Cost $9,523,995)	9,691,918
	Other Assets in Excess of Liabilities — 0.5%	46,006

	NET ASSETS — 100.0%	$9,737,924

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — 7.3%
	Ally Auto Receivables Trust,
275	Series 2010-1, Class A3, 1.450%, 05/15/14	276
89	Series 2010-3, Class A4, 1.550%, 08/17/15	91
137	Series 2011-3, Class A3, 0.970%, 08/17/15	138
	AmeriCredit Automobile Receivables Trust,
82	Series 2009-1, Class A3, 3.040%, 10/15/13	83
185	Series 2010-3, Class A3, 1.140%, 04/08/15	186
90	Series 2011-3, Class A3, 1.170%, 01/08/16	90
	Bank of America Auto Trust,
77	Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	78
100	Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	102
99	Series 2009-3A, Class A3, 1.670%, 12/15/13 (e)	100
	CarMax Auto Owner Trust,
132	Series 2009-1, Class A3, 4.120%, 03/15/13	133
60	Series 2010-1, Class A3, 1.560%, 07/15/14	60
202	Series 2010-1, Class A4, 2.400%, 04/15/15	208
	Chrysler Financial Auto Securitization Trust,
97	Series 2009-A, Class A3, 2.820%, 01/15/16	98
196	Series 2010-A, Class A3, 0.910%, 08/08/13	197
13	CitiFinancial Auto Issuance Trust, Series 2009-1, Class A2, 1.830%, 11/15/12 (e)	13
	CNH Equipment Trust,
1	Series 2009-A, Class A3, 5.280%, 11/15/12	1
32	Series 2009-C, Class A3, 1.850%, 12/16/13	32
72	Series 2010-A, Class A3, 1.540%, 07/15/14	72
155	Series 2011-A, Class A3, 1.200%, 05/16/16	156
167	Countrywide Asset-Backed Certificates, Series 2005-4, Class AF3, VAR, 4.456%, 10/25/35	162
	Ford Credit Auto Owner Trust,
86	Series 2009-B, Class A3, 2.790%, 08/15/13	86
100	Series 2010-B, Class A4, 1.580%, 09/15/15	102
318	GSAMP Trust, Series 2006-NC1, Class A2, VAR, 0.398%, 02/25/36	252
	Harley-Davidson Motorcycle Trust,
60	Series 2007-1, Class A4, 5.210%, 06/17/13	61
72	Series 2009-4, Class A3, 1.870%, 02/15/14	72
304	Home Equity Asset Trust, Series 2006-3, Class 2A3, VAR, 0.398%, 07/25/36	289
44	Honda Auto Receivables Owner Trust, Series 2009-3, Class A3, 2.310%, 05/15/13	45
	Hyundai Auto Receivables Trust,
200	Series 2010-A, Class A3, 1.500%, 10/15/14	202
260	Series 2010-B, Class A4, 1.630%, 03/15/17	264
35	John Deere Owner Trust, Series 2011-A, Class A3, 1.290%, 01/15/16	35

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

217	Mercedes-Benz Auto Receivables Trust, Series 2009-1, Class A3, 1.670%, 01/15/14	218
	Nissan Auto Receivables Owner Trust,
141	Series 2009-1, Class A3, 5.000%, 09/15/14	143
151	Series 2009-A, Class A3, 3.200%, 02/15/13	152
233	Residential Asset Mortgage Products, Inc., Series 2006-EFC1, Class A2, VAR, 0.418%, 02/25/36	210
249	Residential Asset Securities Corp., Series 2006-KS2, Class A3, VAR, 0.408%, 03/25/36	233
	Santander Drive Auto Receivables Trust,
150	Series 2010-1, Class A3, 1.840%, 11/17/14	151
35	Series 2010-3, Class A3, 1.200%, 06/16/14	35
300	Series 2010-B, Class A3, 1.310%, 02/17/14 (e)	301
200	Volkswagen Auto Loan Enhanced Trust, Series 2011-1, Class A4, 1.980%, 09/20/17	206
	World Omni Auto Receivables Trust,
35	Series 2010-A, Class A3, 1.340%, 12/16/13	35
45	Series 2010-A, Class A4, 2.210%, 05/15/15	46

	Total Asset-Backed Securities (Cost $5,513)	5,414

Collateralized Mortgage Obligations — 4.8%
	Agency CMO — 4.7%
	Federal Home Loan Mortgage Corp. REMICS,
280	Series 2594, Class QP, 4.000%, 03/15/33	294
160	Series 2686, Class VP, 5.000%, 09/15/17	169
	Federal National Mortgage Association REMICS,
111	Series 2003-42, Class EP, 4.000%, 11/25/22	115
350	Series 2003-92, Class PE, 4.500%, 09/25/18	382
185	Series 2005-31, Class PA, 5.500%, 10/25/34	204
200	Series 2005-48, Class MD, 5.000%, 04/25/34	220
46	Series 2006-43, Class G, 6.500%, 09/25/33	46
120	Series 2006-63, Class AB, 6.500%, 10/25/33	121
78	Series 2006-63, Class AE, 6.500%, 10/25/33	78
126	Series 2007-76, Class DB, 6.000%, 05/25/33	134
200	Series 2008-68, Class VN, 5.500%, 03/25/27	221
249	Series 2010-64, Class DM, 5.000%, 06/25/40	269
342	Series 2010-64, Class EH, 5.000%, 10/25/35	367
200	Series 3209, Class EG, 4.500%, 08/15/20	221
	Government National Mortgage Association,
5	Series 2002-24, Class FA, VAR, 0.708%, 04/16/32 (m)	5
50	Series 2003-86, Class PE, 5.000%, 09/20/32	54
305	Series 2003-105, Class VH, 4.500%, 01/16/28	322
175	Series 2009-67, Class GK, 4.500%, 01/16/37	185
88	NCUA Guaranteed Notes, Series 2010-R3, Class 3A, 2.400%, 12/08/20	91

		3,498

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	195

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — 0.1%
49	MASTR Alternative Loans Trust, Series 2004-8, Class 7A1, 5.000%, 09/25/19	51

	Total Collateralized Mortgage Obligations (Cost $3,500)	3,549

Commercial Mortgage-Backed Security — 0.1%
56	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41 (Cost $60)	60

Corporate Bonds — 28.3%
	Consumer Discretionary — 0.6%
	Auto Components — 0.1%
65	Johnson Controls, Inc., 4.875%, 09/15/13	70

	Automobiles — 0.1%
70	Daimler Finance North America LLC, 6.500%, 11/15/13	78

	Broadcasting & Cable TV — 0.1%
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
24	3.125%, 02/15/16	25
45	3.500%, 03/01/16	47

		72

	Media — 0.2%
40	Comcast Corp., 6.500%, 01/15/15	46
40	Discovery Communications LLC, 3.700%, 06/01/15	43
50	NBCUniversal Media LLC, 2.875%, 04/01/16	51
30	Viacom, Inc., 6.250%, 04/30/16	35

		175

	Multiline Retail — 0.1%
50	Kohl’s Corp., 7.375%, 10/15/11	50

	Total Consumer Discretionary	445

	Consumer Staples — 1.9%
	Beverages — 0.6%
16	Anheuser-Busch InBev Worldwide, Inc., 1.500%, 07/14/14	16
	Bottling Group LLC,
45	5.000%, 11/15/13	49
65	6.950%, 03/15/14	75
160	Coca-Cola Co. (The), 3.625%, 03/15/14	172
85	PepsiCo, Inc., 3.750%, 03/01/14	91
50	SABMiller plc, (United Kingdom), 5.700%, 01/15/14 (e)	55

		458

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food & Staples Retailing — 0.1%
20	Kroger Co. (The), 7.500%, 01/15/14	23
45	Wal-Mart Stores, Inc., 7.250%, 06/01/13	50

		73

	Food Products — 1.2%
120	Bunge Ltd. Finance Corp., 5.875%, 05/15/13	126
50	Cargill, Inc., 4.375%, 06/01/13 (e)	53
35	General Mills, Inc., 5.250%, 08/15/13	38
	Kraft Foods, Inc.,
600	4.125%, 02/09/16	648
37	6.250%, 06/01/12	38

		903

	Total Consumer Staples	1,434

	Energy — 0.5%
	Oil, Gas & Consumable Fuels — 0.5%
15	Anadarko Petroleum Corp., 5.750%, 06/15/14	17
35	Cenovus Energy, Inc., (Canada), 4.500%, 09/15/14	38
40	ConocoPhillips Australia Funding Co., 5.500%, 04/15/13	43
30	PC Financial Partnership, 5.000%, 11/15/14	33
	Shell International Finance B.V., (Netherlands),
30	1.875%, 03/25/13	30
15	3.100%, 06/28/15	16
35	4.000%, 03/21/14	38
100	Statoil ASA, (Norway), 5.125%, 04/30/14 (e)	111
29	Total Capital S.A., (France), 3.000%, 06/24/15	31

	Total Energy	357

	Financials — 18.2%
	Capital Markets — 2.6%
200	Bank of New York Mellon Corp. (The), 4.500%, 04/01/13	212
100	BlackRock, Inc., 3.500%, 12/10/14	107
45	Charles Schwab Corp. (The), 4.950%, 06/01/14	49
	Credit Suisse USA, Inc.,
200	4.875%, 01/15/15	214
50	5.125%, 01/15/14	53
600	Goldman Sachs Group, Inc. (The), 4.750%, 07/15/13	625
85	Jefferies Group, Inc., 3.875%, 11/09/15	86
	Morgan Stanley,
100	5.375%, 10/15/15	104
280	6.750%, 10/15/13	298
15	Nomura Holdings, Inc., (Japan), 4.125%, 01/19/16	15

SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Capital Markets — Continued
60	Northern Trust Corp., 5.500%, 08/15/13	65
135	State Street Corp., 4.300%, 05/30/14	146

		1,974

	Commercial Banks — 3.0%
45	Bank of Nova Scotia, (Canada), 2.375%, 12/17/13	46
110	Barclays Bank plc, (United Kingdom), 5.200%, 07/10/14	116
240	BB&T Corp., 5.200%, 12/23/15	262
20	Canadian Imperial Bank of Commerce, (Canada), 2.350%, 12/11/15	21
	Deutsche Bank AG, (Germany),
175	3.875%, 08/18/14	182
100	5.375%, 10/12/12	104
30	Fifth Third Bancorp, 3.625%, 01/25/16	31
20	M&T Bank Corp., 5.375%, 05/24/12	21
100	National City Corp., 4.900%, 01/15/15	109
50	SunTrust Banks, Inc., 3.600%, 04/15/16	50
250	U.S. Bank N.A., 6.300%, 02/04/14	279
800	Wachovia Corp., 5.500%, 05/01/13	855
128	Westpac Banking Corp., (Australia), 2.100%, 08/02/13	130

		2,206

	Consumer Finance — 1.7%
	American Express Credit Corp.,
130	5.875%, 05/02/13	139
80	7.300%, 08/20/13	88
20	Capital One Financial Corp., 7.375%, 05/23/14	23
720	HSBC Finance Corp., 5.000%, 06/30/15	761
200	John Deere Capital Corp., 5.250%, 10/01/12	210
55	Toyota Motor Credit Corp., 3.200%, 06/17/15	58

		1,279

	Diversified Financial Services — 3.5%
	Bank of America Corp.,
50	4.900%, 05/01/13	51
100	7.375%, 05/15/14	110
	BP Capital Markets plc, (United Kingdom),
60	3.125%, 03/10/12	61
80	3.625%, 05/08/14	84
	Caterpillar Financial Services Corp.,
150	4.900%, 08/15/13	162
50	6.125%, 02/17/14	56
	Citigroup, Inc.,
520	5.500%, 04/11/13	542

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — Continued
45	6.375%, 08/12/14	49
200	CME Group, Inc., 5.400%, 08/01/13	215
20	ERAC USA Finance LLC, 2.750%, 07/01/13 (e)	20
	General Electric Capital Corp.,
1,000	4.750%, 09/15/14	1,084
125	5.900%, 05/13/14	139
50	NASDAQ OMX Group, Inc. (The), 4.000%, 01/15/15	51
20	National Rural Utilities Cooperative Finance Corp., 2.625%, 09/16/12	20

		2,644

	FDIC Guaranteed Securities (~) — 6.0%
600	Bank of America Corp., 3.125%, 06/15/12	613
600	Citigroup, Inc., 2.875%, 12/09/11	604
	General Electric Capital Corp.,
700	2.125%, 12/21/12	717
800	3.000%, 12/09/11	806
300	Goldman Sachs Group, Inc. (The), 3.250%, 06/15/12	307
600	HSBC USA, Inc., 3.125%, 12/16/11	604
400	John Deere Capital Corp., 2.875%, 06/19/12	408
400	SunTrust Bank, 3.000%, 11/16/11	402

		4,461

	Insurance — 0.3%
50	Allstate Corp. (The), 6.200%, 05/16/14	56
40	CNA Financial Corp., 5.850%, 12/15/14	43
100	Metropolitan Life Global Funding I, 5.125%, 04/10/13 (e)	106

		205

	Real Estate Investment Trusts (REITs) — 0.1%
42	HCP, Inc., 2.700%, 02/01/14	42
13	Simon Property Group LP, 4.200%, 02/01/15	14

		56

	Thrifts & Mortgage Finance — 1.0%
700	Countrywide Financial Corp., 5.800%, 06/07/12	713

	Total Financials	13,538

	Health Care — 0.1%
	Biotechnology — 0.0% (g)
19	Amgen, Inc., 2.300%, 06/15/16	19

	Pharmaceuticals — 0.1%
50	Eli Lilly & Co., 3.550%, 03/06/12	51

	Total Health Care	70

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	197

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Industrials — 0.9%
	Aerospace & Defense — 0.4%
150	Boeing Co. (The), 5.125%, 02/15/13	159
100	Honeywell International, Inc., 3.875%, 02/15/14	108

		267

	Commercial Services & Supplies — 0.0% (g)
10	Pitney Bowes, Inc., 4.875%, 08/15/14	11

	Machinery — 0.1%
34	Danaher Corp., 1.300%, 06/23/14	34
40	PACCAR, Inc., 6.875%, 02/15/14	46

		80

	Road & Rail — 0.4%
100	Burlington Northern Santa Fe LLC, 5.900%, 07/01/12	104
	Canadian National Railway Co., (Canada),
20	4.400%, 03/15/13	21
30	4.950%, 01/15/14	33
80	CSX Corp., 6.300%, 03/15/12	82
70	Union Pacific Corp., 5.450%, 01/31/13	75

		315

	Total Industrials	673

	Information Technology — 1.3%
	Communications Equipment — 0.1%
50	Cisco Systems, Inc., 5.500%, 02/22/16	58

	Computers & Peripherals — 0.4%
59	Dell, Inc., 3.100%, 04/01/16	62
	Hewlett-Packard Co.,
20	2.950%, 08/15/12	20
120	6.125%, 03/01/14	133
60	International Business Machines Corp., 4.750%, 11/29/12	63

		278

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
15	3.375%, 11/01/15	16
40	6.875%, 07/01/13	43

		59

	Internet & Software Services — 0.0% (g)
30	eBay, Inc., 1.625%, 10/15/15	30

	IT Services — 0.1%
50	HP Enterprise Services LLC, 6.000%, 08/01/13	54

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Office Electronics — 0.1%
110	Xerox Corp., 8.250%, 05/15/14	127

	Semiconductors & Semiconductor Equipment — 0.1%
40	National Semiconductor Corp., 3.950%, 04/15/15	43
34	Texas Instruments, Inc., 2.375%, 05/16/16	35

		78

	Software — 0.4%
140	Microsoft Corp., 2.950%, 06/01/14	149
140	Oracle Corp., 4.950%, 04/15/13	150

		299

	Total Information Technology	983

	Materials — 0.4%
	Chemicals — 0.3%
40	Dow Chemical Co. (The), 7.600%, 05/15/14	46
	EI du Pont de Nemours & Co.,
29	1.950%, 01/15/16	30
45	3.250%, 01/15/15	48
33	5.000%, 01/15/13	35
50	Potash Corp. of Saskatchewan, Inc., (Canada), 3.750%, 09/30/15	54

		213

	Metals & Mining — 0.1%
70	Rio Tinto Finance USA Ltd., (Australia), 8.950%, 05/01/14	84

	Total Materials	297

	Telecommunication Services — 1.6%
	Diversified Telecommunication Services — 1.3%
450	AT&T, Inc., 6.700%, 11/15/13	501
130	France Telecom S.A., (France), 4.375%, 07/08/14	139
50	Telecom Italia Capital S.A., (Luxembourg), 6.175%, 06/18/14	51
250	Verizon Florida LLC, 6.125%, 01/15/13	266

		957

	Wireless Telecommunication Services — 0.3%
120	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	132
70	Vodafone Group plc, (United Kingdom), 4.150%, 06/10/14	75

		207

	Total Telecommunication Services	1,164

SEE NOTES TO FINANCIAL STATEMENTS.

198	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Utilities — 2.8%
	Electric Utilities — 2.3%
200	Appalachian Power Co., 5.650%, 08/15/12	209
50	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	55
17	Commonwealth Edison Co., 2.150%, 09/01/16 (d)	17
	Duke Energy Corp.,
30	3.950%, 09/15/14	32
38	6.300%, 02/01/14	42
1,150	MidAmerican Energy Co., 5.650%, 07/15/12	1,197
50	Nisource Finance Corp., 6.150%, 03/01/13	53
15	Progress Energy, Inc., 6.050%, 03/15/14	17
20	Southern California Edison Co., 4.150%, 09/15/14	22
	Southern Co.,
12	1.950%, 09/01/16	12
10	4.150%, 05/15/14	11
50	Spectra Energy Capital LLC, 5.668%, 08/15/14	56

		1,723

	Gas Utilities — 0.3%
85	Atmos Energy Corp., 4.950%, 10/15/14	93
80	Southern California Gas Co., 5.500%, 03/15/14	89
35	TransCanada PipeLines Ltd., (Canada), 4.000%, 06/15/13	37

		219

	Multi-Utilities — 0.2%
130	Dominion Resources, Inc., 5.700%, 09/17/12	137
20	PG&E Corp., 5.750%, 04/01/14	22

		159

	Total Utilities	2,101

	Total Corporate Bonds (Cost $20,620)	21,062

Foreign Government Securities — 0.2%
	Province of Ontario, (Canada),
100	2.950%, 02/05/15	106
45	4.100%, 06/16/14	49

	Total Foreign Government Securities (Cost $145)	155

Mortgage Pass-Through Securities — 1.1%
231	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 6.000%, 10/01/24	254
177	Federal Home Loan Mortgage Corp., Gold Pool, 30 Year, Single Family, 6.000%, 06/01/34	198
163	Federal National Mortgage Association, 15 Year, Single Family, 6.000%, 04/01/21	177

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

179	Federal National Mortgage Association, 20 Year, Single Family, 5.500%, 02/01/23	198

	Total Mortgage Pass-Through Securities (Cost $811)	827

Supranational — 0.0% (g)
38	Corp. Andina de Fomento, (Supranational), 3.750%, 01/15/16 (Cost $38)	39

U.S. Government Agency Securities — 29.0%
	Federal Farm Credit Bank,
400	2.625%, 04/17/14	422
685	4.900%, 03/06/13	732
	Federal Home Loan Bank,
700	1.125%, 05/18/12	704
2,500	1.875%, 06/21/13	2,569
4,000	3.125%, 12/13/13	4,246
	Federal Home Loan Mortgage Corp.,
900	0.750%, 12/28/12	905
150	2.500%, 05/27/16	160
1,350	3.000%, 07/28/14	1,445
	Federal National Mortgage Association,
600	1.000%, 04/04/12	603
500	2.375%, 07/28/15	530
200	2.500%, 05/15/14	211
2,703	4.000%, 03/27/13	2,859
4,000	4.375%, 03/15/13	4,249
1,400	4.625%, 10/15/13	1,525
400	4.750%, 02/21/13	426

	Total U.S. Government Agency Securities (Cost $21,015)	21,586

U.S. Treasury Obligations — 30.0%
	U.S. Treasury Notes,
2,500	0.500%, 11/15/13	2,516
200	0.625%, 07/31/12	201
500	0.625%, 02/28/13	503
300	0.750%, 08/15/13	303
4,350	0.875%, 02/29/12 (m)	4,368
500	1.000%, 04/30/12	503
350	1.000%, 05/15/14	357
310	1.250%, 04/15/14	318
2,550	1.375%, 09/15/12	2,582
1,420	1.375%, 02/15/13	1,445
400	1.375%, 11/30/15	411
290	1.500%, 06/30/16	298
200	1.500%, 07/31/16	206
3,175	1.750%, 08/15/12	3,224

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	199

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Treasury Obligations — continued
100	1.750%, 07/31/15	104
260	1.750%, 05/31/16	271
2,500	2.000%, 11/30/13	2,599
800	2.000%, 04/30/16	843
415	2.125%, 02/29/16	440
120	2.250%, 03/31/16	128
180	2.375%, 03/31/16	193
215	2.500%, 04/30/15	230
250	2.625%, 04/30/16	270

	Total U.S. Treasury Obligations (Cost $21,997)	22,313

SHARES	SECURITY DESCRIPTION	VALUE($)

Short-Term Investment — 0.6%
	Investment Company — 0.6%
426	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (Cost $426)	426

	Total Investments — 101.4% (Cost $74,125)	75,431
	Liabilities in Excess of Other Assets — (1.4)%	(1,035)

	NET ASSETS — 100.0%	$74,396

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

200	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

JPMorgan Treasury & Agency Fund
SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Government Agency Securities — 21.4%
	Federal Farm Credit Bank,
24,000	3.875%, 06/04/12 (m)	24,659
9,745	4.000%, 05/21/13	10,353
25,000	4.350%, 09/02/14 (m)	27,760
500	6.270%, 01/26/16	607
	Federal Home Loan Bank,
5,000	1.125%, 05/18/12	5,031
9,400	5.310%, 12/28/12	10,024
1,772	New Valley Generation I, 7.299%, 03/15/19	2,192
4,498	New Valley Generation II, 5.572%, 05/01/20	5,324

	Total U.S. Government Agency Securities (Cost $80,409)	85,950

U.S. Treasury Obligations — 76.9%
	U.S. Treasury Notes,
24,800	0.625%, 06/30/12	24,905
28,000	1.250%, 08/31/15	28,711
45,000	1.375%, 05/15/12	45,404
21,040	1.375%, 02/15/13	21,406
7,000	1.750%, 04/15/13	7,178
20,000	1.750%, 07/31/15	20,898
40,000	1.875%, 06/15/12	40,555

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

12,000	1.875%, 04/30/14	12,509
70,000	2.000%, 11/30/13	72,784
15,000	2.000%, 01/31/16	15,808
10,000	2.000%, 04/30/16	10,535
8,000	2.375%, 10/31/14	8,502

	Total U.S. Treasury Obligations (Cost $302,642)	309,195

SHARES
Short-Term Investment — 0.9%
	Investment Company — 0.9%
3,502	JPMorgan Federal Money Market Fund, Institutional Class Shares, 0.000% (b) (l) (Cost $3,502)	3,502

	Total Investments — 99.2% (Cost $386,553)	398,647
	Other Assets in Excess of Liabilities — 0.8%	3,059

	NET ASSETS — 100.0%	$401,706

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	201

J.P. Morgan Income Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

ADR	— American Depositary Receipt
ARM	— Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2011.
ARS	— Argentine Peso
BRL	— Brazilian Real
CLN

—  Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of August 31, 2011. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.

CMO	— Collateralized Mortgage Obligation
DOP	— Dominican Peso
ESOP	— Employee Stock Ownership Program
EUR	— Euro
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
GO	— General Obligation
HB

—  High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2011. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

MXN	— Mexican Peso
PEN	— Peru Nuevo Sol
PIK	— Payment-in-Kind
PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

Reg. S.

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

REMICS	— Real Estate Mortgage Investment Conduits
Rev.	— Revenue

STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of August 31, 2011.
UYU	— Uruguayan Peso
VA	— Veterans Administration
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2011.
ZAR	— South African Rand

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	— Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(d)	— Defaulted security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

—  Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The following approximates the value and percentage of these investments based on total investments
(amounts in thousands):

	Fund	Value	Percentage
	Core Bond Fund	$177,837	0.82%
	Core Plus Bond Fund	11,028	0.53
	High Yield Fund	50,260	0.52
	Mortgage-Backed Securities Fund	22,838	0.82

(g)	— Amount rounds to less than 0.1%.
(h)	— Amount rounds to less than one thousand (shares or dollars).
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	— All or portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	— The rate shown is the current yield as of August 31, 2011.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and forward foreign currency contracts.

(r)	— Rates shown are per annum and payments are as described.
(x)

—  Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.

202	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

~

—  Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

^	— All or a portion of the security is unsettled as of August 31, 2011. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	203

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands, except per share amounts)

	Core Bond Fund	Core Plus Bond Fund	Government Bond Fund		High Yield Fund
ASSETS:
Investments in non-affiliates, at value	$21,125,316	$2,022,896	$1,276,962		$9,252,748
Investments in affiliates, at value	483,599	36,667	104,030		359,095

Total investment securities, at value	21,608,915	2,059,563	1,380,992		9,611,843
Cash	1,709	41	—		1,408
Foreign currency, at value	—	112	—		—
Receivables:
Investment securities sold	5,081	5,568	—		25,137
Fund shares sold	53,800	2,863	11,867		38,450
Interest and dividends from non-affiliates	110,976	20,230	4,631		177,419
Dividends from affiliates	34	4	—	(a)	21
Variation margin on futures contracts	—	1	—		—
Unrealized appreciation on forward foreign currency exchange contracts	—	30	—		—
Outstanding swap contracts, at value	—	686	—		—
Securities lending income	—	—	—		—	(a)
Other assets	—	208	—		—

Total Assets	21,780,515	2,089,306	1,397,490		9,854,278

LIABILITIES:
Payables:
Dividends	6,788	4,553	2,097		31,133
Investment securities purchased	101,724	8,785	6,205		145,659
Fund shares redeemed	188,082	2,063	2,181		14,801
Unrealized depreciation on forward foreign currency exchange contracts	—	23	—		—
Unrealized depreciation on unfunded commitments	—	—	—		430
Outstanding swap contracts, at value	—	205	—		138
Accrued liabilities:
Investment advisory fees	4,076	472	339		5,273
Administration fees	1,639	95	17		549
Shareholder servicing fees	2,700	369	45		690
Distribution fees	2,340	266	222		359
Custodian and accounting fees	434	96	47		124
Collateral management fees	—	1	—		—
Trustees’ and Chief Compliance Officer’s fees	15	4	3		31
Other	1,062	241	281		278

Total Liabilities	308,860	17,173	11,437		199,465

Net Assets	$21,471,655	$2,072,133	$1,386,053		$9,654,813

SEE NOTES TO FINANCIAL STATEMENTS.

204	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Core Bond Fund	Core Plus Bond Fund	Government Bond Fund	High Yield Fund
NET ASSETS:
Paid in capital	$20,202,024	$2,259,128	$1,218,729	$9,542,994
Accumulated undistributed (distributions in excess of) net investment income	513	(192)	(33)	(181)
Accumulated net realized gains (losses)	22,642	(265,099)	2,301	230,784
Net unrealized appreciation (depreciation)	1,246,476	78,296	165,056	(118,784)

Total Net Assets	$21,471,655	$2,072,133	$1,386,053	$9,654,813

Net Assets:
Class A	$4,726,773	$348,630	$518,320	$917,921
Class B	58,037	5,234	13,342	12,148
Class C	2,024,570	298,400	158,391	236,350
Class R2	47,992	583	17,530	4,949
Class R5	166,248	—	—	39,422
Class R6	2,655,661	101,513	—	1,085,918
Institutional Class	—	42,819	—	—
Select Class	11,792,374	1,274,954	678,470	7,358,105

Total	$21,471,655	$2,072,133	$1,386,053	$9,654,813

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	399,946	42,363	45,170	118,504
Class B	4,913	633	1,164	1,565
Class C	170,481	36,112	13,846	30,480
Class R2	4,065	71	1,529	640
Class R5	14,087	—	—	5,067
Class R6	224,768	12,337	—	139,809
Institutional Class	—	5,200	—	—
Select Class	998,612	154,994	59,161	946,469

Net Asset Value:
Class A — Redemption price per share	$11.82	$8.23	$11.47	$7.75
Class B — Offering price per share (b)	11.81	8.27	11.47	7.76
Class C — Offering price per share (b)	11.88	8.26	11.44	7.75
Class R2 — Offering and redemption price per share	11.81	8.23	11.47	7.74
Class R5 — Offering and redemption price per share	11.80	—	—	7.78
Class R6 — Offering and redemption price per share	11.82	8.23	—	7.77
Institutional Class — Offering and redemption price per share	—	8.23	—	—
Select Class — Offering and redemption price per share	11.81	8.23	11.47	7.77
Class A maximum sales charge	3.75%	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$12.28	$8.55	$11.92	$8.05

Cost of investments in non-affiliates	$19,878,840	$1,946,417	$1,111,906	$9,371,279
Cost of investments in affiliates	483,599	36,667	104,030	359,095
Cost of foreign currency	—	112	—	—
Premiums received on swaps	—	1,329	—	315

(a)	Amount rounds to less than $1,000.
(b)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	205

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Mortgage-Backed Securities Fund	Short Duration Bond Fund	Short Term Bond Fund II		Treasury & Agency Fund
ASSETS:
Investments in non-affiliates, at value	$2,604,655	$9,605,712	$75,005		$395,145
Investments in affiliates, at value	164,273	86,206	426		3,502

Total investment securities, at value	2,768,928	9,691,918	75,431		398,647
Cash	206	—	—		—
Receivables:
Investment securities sold	57	11,811	—		—
Fund shares sold	5,057	17,713	1		1,974
Interest from non-affiliates	10,596	54,017	529		2,178
Dividends from affiliates	12	1	—	(a)	—	(a)
Securities lending income	—	1	—		—
Other assets	—	—	8		—

Total Assets	2,784,856	9,775,461	75,969		402,799

LIABILITIES:
Payables:
Dividends	1,454	10,424	56		265
Investment securities purchased	27,796	8,406	61		—
Collateral for securities lending program	—	2,141	—		—
Fund shares redeemed	4,369	12,033	1,316		572
Accrued liabilities:
Investment advisory fees	316	1,695	11		104
Administration fees	152	633	7		29
Shareholder servicing fees	147	1,454	9		2
Distribution fees	42	233	22		21
Custodian and accounting fees	99	168	10		11
Trustees’ and Chief Compliance Officer’s fees	3	13	4		—
Other	111	337	77		89

Total Liabilities	34,489	37,537	1,573		1,093

Net Assets	$2,750,367	$9,737,924	$74,396		$401,706

SEE NOTES TO FINANCIAL STATEMENTS.

206	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Mortgage-Backed Securities Fund	Short Duration Bond Fund	Short Term Bond Fund II	Treasury & Agency Fund
NET ASSETS:
Paid in capital	$2,631,254	$9,555,405	$133,357	$385,555
Accumulated undistributed (distributions in excess of) net investment income	74	96	(17)	(1)
Accumulated net realized gains (losses)	(10,507)	14,500	(60,250)	4,058
Net unrealized appreciation (depreciation)	129,546	167,923	1,306	12,094

Total Net Assets	$2,750,367	$9,737,924	$74,396	$401,706

Net Assets:
Class A	$206,847	$248,189	$4,061	$91,771
Class B	—	1,870	—	586
Class C	—	280,597	—	—
Class M	—	—	68,850	—
Class R6	1,540,309	3,020,259	—	—
Select Class	1,003,211	6,187,009	1,485	309,349

Total	$2,750,367	$9,737,924	$74,396	$401,706

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	17,725	22,541	458	9,261
Class B	—	168	—	59
Class C	—	25,322	—	—
Class M	—	—	7,766	—
Class R6	134,697	273,978	—	—
Select Class	87,739	561,313	167	31,255

Net Asset Value:
Class A — Redemption price per share	$11.67	$11.01	$8.86	$9.91
Class B — Offering price per share (b)	—	11.12	—	9.89
Class C — Offering price per share (b)	—	11.08	—	—
Class M — Offering and redemption price per share	—	—	8.87	—
Class R6 — Offering and redemption price per share	11.44	11.02	—	—
Select Class — Offering and redemption price per share	11.43	11.02	8.88	9.90
Class A maximum sales charge	3.75%	2.25%	2.25%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$12.12	$11.26	$9.06	$10.14

Class M maximum sales charge	—	—	1.50%	—
Class M maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$—	$—	$9.01	$—

Cost of investments in non-affiliates	$2,475,109	$9,437,789	$73,699	$383,051
Cost of investments in affiliates	164,273	86,206	426	3,502
Value of securities on loan	—	2,099	—	—

(a)	Amount rounds to less than $1,000.
(b)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	207

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

	Core Bond Fund		Core Plus Bond Fund	Government Bond Fund		High Yield Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$442,385		$57,108	$30,251		$401,805
Dividend income from non-affiliates	—		325	—		2,445
Dividend income from affiliates	274		46	4		153
Income from securities lending (net)	—		—	—		1

Total investment income	442,659		57,479	30,255		404,404

EXPENSES:
Investment advisory fees	31,249		3,164	2,045		32,232
Administration fees	9,181		929	601		4,371
Distribution fees:
Class A	5,530		425	605		1,137
Class B	244		21	58		56
Class C	7,707		1,095	597		972
Class R2	106		1	41		11
Shareholder servicing fees:
Class A	5,530		425	605		1,137
Class B	81		7	19		19
Class C	2,569		365	199		324
Class R2	53		1	20		6
Class R5	37		—	—		8
Institutional Class	—		17	—		—
Select Class	14,398		1,610	860		9,627
Custodian and accounting fees	553		128	54		192
Collateral management fees	—		2	—		—
Interest expense to affiliates	—		— (a)	—		—
Professional fees	138		41	27		87
Trustees’ and Chief Compliance Officer’s fees	112		12	11		53
Printing and mailing costs	1,042		73	44		417
Registration and filing fees	260		68	31		62
Transfer agent fees	6,331		418	746		3,106
Other	113		10	13		70

Total expenses	85,234		8,812	6,576		53,887

Less amounts waived	(15,285)		(987)	(1,772)		(7,666)
Less earnings credits	—	(a)	— (a)	—	(a)	(2)

Net expenses	69,949		7,825	4,804		46,219

Net investment income (loss)	372,710		49,654	25,451		358,185

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	47,663		7,458	2,828		114,297
Futures	—		138	—		—
Foreign currency transactions	—		84	—		—
Swaps	—		(338)	—		—

Net realized gain (loss)	47,663		7,342	2,828		114,297

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	597,507		(39)	76,542		(819,109)
Futures	—		(1)	—		—
Foreign currency translations	—		(12)	—		—
Swaps	—		1,861	—		177
Unfunded commitments	—		— (a)	—		(433)

Change in net unrealized appreciation (depreciation)	597,507		1,809	76,542		(819,365)

Net realized/unrealized gains (losses)	645,170		9,151	79,370		(705,068)

Change in net assets resulting from operations	$1,017,880		$58,805	$104,821		$(346,883)

SEE NOTES TO FINANCIAL STATEMENTS.

208	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Mortgage-Backed Securities Fund	Short Duration Bond Fund		Short Term Bond Fund II		Treasury & Agency Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$62,624	$114,581		$824		$4,196
Dividend income from affiliates	40	7		—	(a)	—	(a)
Income from securities lending (net)	—	2		—		—
Other income	—	—		18		—

Total investment income	62,664	114,590		842		4,196

EXPENSES:
Investment advisory fees	4,272	13,106		101		662
Administration fees	1,076	4,620		36		194
Distribution fees:
Class A	236	312		9		123
Class B	—	7		—		3
Class C	—	1,140		—		—
Class M	—	—		127		—
Shareholder servicing fees:
Class A	236	312		9		123
Class B	—	2		—		1
Class C	—	380		—		—
Class M	—	—		91		—
Select Class	904	8,261		2		427
Custodian and accounting fees	171	247		22		14
Professional fees	45	94		38		25
Trustees’ and Chief Compliance Officer’s fees	13	56		1		2
Printing and mailing costs	68	236		18		5
Registration and filing fees	29	18		20		22
Transfer agent fees	127	384		5		54
Other	11	57		21		3

Total expenses	7,188	29,232		500		1,658

Less amounts waived	(3,290)	(3,300)		(107)		(545)
Less earnings credits	— (a)	—	(a)	—	(a)	—	(a)

Net expenses	3,898	25,932		393		1,113

Net investment income (loss)	58,766	88,658		449		3,083

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	(641)	14,411		216		3,252

Change in net unrealized appreciation (depreciation) of investments in non-affiliates	34,628	42,272		143		2,064

Net realized/unrealized gains (losses)	33,987	56,683		359		5,316

Change in net assets resulting from operations	$92,753	$145,341		$808		$8,399

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	209

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Core Bond Fund		Core Plus Bond Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$372,710	$638,350	$49,654	$82,299
Net realized gain (loss)	47,663	59,497	7,342	15,238
Change in net unrealized appreciation (depreciation)	597,507	228,514	1,809	53,441

Change in net assets resulting from operations	1,017,880	926,361	58,805	150,978

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(77,763)	(134,985)	(8,102)	(12,510)
Class B
From net investment income	(911)	(2,838)	(114)	(287)
Class C
From net investment income	(28,793)	(74,656)	(5,926)	(10,137)
Class R2
From net investment income	(699)	(945)	(10)	(13)
Class R5
From net investment income	(2,855)	(18,323)	—	—
Class R6 (a)
From net investment income	(49,843)	(62,965)	(3,660)	(4,752)
Institutional Class
From net investment income	—	—	(834)	(2,250)
Select Class
From net investment income	(212,349)	(344,559)	(31,020)	(52,405)

Total distributions to shareholders	(373,213)	(639,271)	(49,666)	(82,354)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	1,568,511	4,713,330	(4,220)	666,336

NET ASSETS:
Change in net assets	2,213,178	5,000,420	4,919	734,960
Beginning of period	19,258,477	14,258,057	2,067,214	1,332,254

End of period	$21,471,655	$19,258,477	$2,072,133	$2,067,214

Accumulated undistributed (distributions in excess of) net investment income	$513	$1,016	$(192)	$(180)

(a)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

210	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Government Bond Fund		High Yield Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$25,451	$53,969	$358,185	$603,943
Net realized gain (loss)	2,828	2,101	114,297	178,644
Change in net unrealized appreciation (depreciation)	76,542	8,867	(819,365)	438,198

Change in net assets resulting from operations	104,821	64,937	(346,883)	1,220,785

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(9,021)	(17,400)	(32,470)	(51,366)
From net realized gains	—	—	—	(2,548)
Class B
From net investment income	(229)	(782)	(475)	(1,431)
From net realized gains	—	—	—	(65)
Class C
From net investment income	(2,345)	(5,593)	(8,313)	(14,363)
From net realized gains	—	—	—	(767)
Class R2
From net investment income	(280)	(322)	(159)	(162)
From net realized gains	—	—	—	(9)
Class R5
From net investment income	—	—	(1,232)	(13,053)
From net realized gains	—	—	—	(918)
Class R6 (a)
From net investment income	—	—	(36,955)	(46,034)
From net realized gains	—	—	—	(2,110)
Select Class
From net investment income	(13,573)	(29,919)	(281,671)	(480,731)
From net realized gains	—	—	—	(23,094)

Total distributions to shareholders	(25,448)	(54,016)	(361,275)	(636,651)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(183,575)	88,010	800,249	3,140,534

NET ASSETS:
Change in net assets	(104,202)	98,931	92,091	3,724,668
Beginning of period	1,490,255	1,391,324	9,562,722	5,838,054

End of period	$1,386,053	$1,490,255	$9,654,813	$9,562,722

Accumulated undistributed (distributions in excess of) net investment income	$(33)	$(36)	$(181)	$2,909

(a)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	211

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Mortgage-Backed Securities Fund		Short Duration Bond Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$58,766	$108,897	$88,658	$162,775
Net realized gain (loss)	(641)	6,272	14,411	14,779
Change in net unrealized appreciation (depreciation)	34,628	40,214	42,272	31,764

Change in net assets resulting from operations	92,753	155,383	145,341	209,318

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(4,188)	(7,630)	(1,785)	(3,963)
From net realized gains	—	—	—	(385)
Class B
From net investment income	—	—	(8)	(26)
From net realized gains	—	—	—	(3)
Class C
From net investment income	—	—	(1,323)	(3,309)
From net realized gains	—	—	—	(459)
Class R6 (a)
From net investment income	(37,355)	(73,620)	(31,666)	(48,325)
From net realized gains	—	—	—	(3,598)
Select Class
From net investment income	(17,597)	(27,805)	(54,215)	(107,143)
From net realized gains	—	—	—	(8,462)

Total distributions to shareholders	(59,140)	(109,055)	(88,997)	(175,673)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	493,726	377,268	(629,091)	2,465,685

NET ASSETS:
Change in net assets	527,339	423,596	(572,747)	2,499,330
Beginning of period	2,223,028	1,799,432	10,310,671	7,811,341

End of period	$2,750,367	$2,223,028	$9,737,924	$10,310,671

Accumulated undistributed (distributions in excess of) net investment income	$74	$448	$96	$435

(a)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

212	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Short Term Bond Fund II		Treasury & Agency Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$449	$1,397	$3,083	$7,662
Net realized gain (loss)	216	843	3,252	1,956
Change in net unrealized appreciation (depreciation)	143	(1,062)	2,064	(2,734)

Change in net assets resulting from operations	808	1,178	8,399	6,884

Net equalization credits (debits)	(4)	(14)	—	—

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(45)	(128)	(518)	(1,322)
From net realized gains	—	—	—	(1,585)
Class B
From net investment income	—	—	(2)	(9)
From net realized gains	—	—	—	(14)
Class M
From net investment income	(389)	(1,277)	—	—
Select Class
From net investment income	(12)	(41)	(2,195)	(6,315)
From net realized gains	—	—	—	(6,363)

Total distributions to shareholders	(446)	(1,446)	(2,715)	(15,608)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(10,565)	(18,560)	(75,847)	(48,468)

NET ASSETS:
Change in net assets	(10,207)	(18,842)	(70,163)	(57,192)
Beginning of period	84,603	103,445	471,869	529,061

End of period	$74,396	$84,603	$401,706	$471,869

Accumulated undistributed (distributions in excess of) net investment income	$(17)	$(20)	$(1)	$(369)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	213

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Core Bond Fund			Core Plus Bond Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011		Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,356,310	$2,139,903		$88,534	$277,715
Dividends and distributions reinvested	71,454	118,480		6,583	9,618
Cost of shares redeemed	(819,451)	(1,490,961)		(74,919)	(138,398)

Change in net assets from Class A capital transactions	$608,313	$767,422		$20,198	$148,935

Class B
Proceeds from shares issued	$1,241	$3,711		$561	$1,742
Dividends and distributions reinvested	784	2,348		93	224
Cost of shares redeemed	(21,937)	(51,098)		(1,716)	(3,695)

Change in net assets from Class B capital transactions	$(19,912)	$(45,039)		$(1,062)	$(1,729)

Class C
Proceeds from shares issued	$213,692	$954,029		$67,747	$236,555
Dividends and distributions reinvested	23,658	59,474		4,686	7,516
Cost of shares redeemed	(456,722)	(1,208,984)		(62,315)	(118,713)

Change in net assets from Class C capital transactions	$(219,372)	$(195,481)		$10,118	$125,358

Class R2
Proceeds from shares issued	$14,099	$30,218		$258	$246
Dividends and distributions reinvested	557	672		8	9
Cost of shares redeemed	(5,073)	(8,714)		(41)	(119)

Change in net assets from Class R2 capital transactions	$9,583	$22,176		$225	$136

Class R5
Proceeds from shares issued	$54,446	$362,412		$—	$—
Dividends and distributions reinvested	1,904	16,135		—	—
Cost of shares redeemed	(18,023)	(735,436	)(a)	—	—

Change in net assets from Class R5 capital transactions	$38,327	$(356,889)		$—	$—

Class R6 (b)
Proceeds from shares issued	$529,107	$1,558,178	(a)	$7,372	$144,324
Dividends and distributions reinvested	47,010	52,872		1,215	1,610
Cost of shares redeemed	(336,670)	(444,955)		(66,189)	(8,529)

Change in net assets from Class R6 capital transactions	$239,447	$1,166,095		$(57,602)	$137,405

Institutional Class
Proceeds from shares issued	$—	$—		$26,975	$14,917
Dividends and distributions reinvested	—	—		578	1,229
Cost of shares redeemed	—	—		(12,125)	(37,401)

Change in net assets from Institutional Class capital transactions	$—	$—		$15,428	$(21,255)

Select Class
Proceeds from shares issued	$2,586,976	$5,174,077		$82,758	$416,851
Dividends and distributions reinvested	148,865	236,091		5,897	8,172
Cost of shares redeemed	(1,823,716)	(2,055,122)		(80,180)	(147,537)

Change in net assets from Select Class capital transactions	$912,125	$3,355,046		$8,475	$277,486

Total change in net assets from capital transactions	$1,568,511	$4,713,330		$(4,220)	$666,336

SEE NOTES TO FINANCIAL STATEMENTS.

214	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Core Bond Fund			Core Plus Bond Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011		Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
SHARE TRANSACTIONS:
Class A
Issued	116,702	186,141		10,735	34,292
Reinvested	6,154	10,303		800	1,185
Redeemed	(70,408)	(129,866)		(9,091)	(17,059)

Change in Class A Shares	52,448	66,578		2,444	18,418

Class B
Issued	106	324		68	215
Reinvested	68	204		11	28
Redeemed	(1,899)	(4,459)		(207)	(455)

Change in Class B Shares	(1,725)	(3,931)		(128)	(212)

Class C
Issued	18,221	82,813		8,184	29,147
Reinvested	2,028	5,149		567	923
Redeemed	(39,251)	(104,770)		(7,533)	(14,555)

Change in Class C Shares	(19,002)	(16,808)		1,218	15,515

Class R2
Issued	1,213	2,638		31	30
Reinvested	48	59		1	1
Redeemed	(437)	(758)		(5)	(14)

Change in Class R2 Shares	824	1,939		27	17

Class R5
Issued	4,702	31,579		—	—
Reinvested	164	1,403		—	—
Redeemed	(1,556)	(64,141	)(a)	—	—

Change in Class R5 Shares	3,310	(31,159)		—	—

Class R6 (b)
Issued	45,657	135,996	(a)	893	17,806
Reinvested	4,050	4,596		148	198
Redeemed	(28,712)	(38,775)		(8,016)	(1,046)

Change in Class R6 Shares	20,995	101,817		(6,975)	16,958

Institutional Class
Issued	—	—		3,255	1,867
Reinvested	—	—		70	152
Redeemed	—	—		(1,463)	(4,609)

Change in Institutional Class Shares	—	—		1,862	(2,590)

Select Class
Issued	223,028	451,100		10,041	51,622
Reinvested	12,822	20,540		716	1,009
Redeemed	(156,220)	(179,057)		(9,723)	(18,203)

Change in Select Class Shares	79,630	292,583		1,034	34,428

(a)	On December 23, 2010, certain affiliated shareholders of the Core Bond Fund exchanged approximately 51,670,000 Class R5 Shares for 51,625,000 Class R6 Shares. This exchange amounted to approximately $592,658,000.
(b)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	215

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Government Bond Fund		High Yield Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$109,948	$234,332	$327,838	$556,378
Dividends and distributions reinvested	5,715	10,735	26,686	44,269
Cost of shares redeemed	(100,463)	(227,639)	(226,874)	(373,147)
Redemption fees	—	—	9	40

Change in net assets from Class A capital transactions	$15,200	$17,428	$127,659	$227,540

Class B
Proceeds from shares issued	$239	$581	$427	$1,261
Dividends and distributions reinvested	168	588	323	908
Cost of shares redeemed	(7,454)	(17,120)	(5,647)	(8,159)
Redemption fees	—	—	— (a)	1

Change in net assets from Class B capital transactions	$(7,047)	$(15,951)	$(4,897)	$(5,989)

Class C
Proceeds from shares issued	$21,785	$103,239	$49,796	$118,174
Dividends and distributions reinvested	1,949	4,594	6,080	10,595
Cost of shares redeemed	(45,725)	(122,817)	(49,311)	(54,088)
Redemption fees	—	—	2	13

Change in net assets from Class C capital transactions	$(21,991)	$(14,984)	$6,567	$74,694

Class R2
Proceeds from shares issued	$5,798	$16,555	$2,425	$3,549
Dividends and distributions reinvested	104	123	105	107
Cost of shares redeemed	(5,137)	(4,002)	(827)	(1,234)
Redemption fees	—	—	— (a)	—	(a)

Change in net assets from Class R2 transactions	$765	$12,676	$1,703	$2,422

Class R5
Proceeds from shares issued	$—	$—	$29,455	$117,517
Dividends and distributions reinvested	—	—	1,145	13,762
Cost of shares redeemed	—	—	(16,065)	(262,979	)(b)
Redemption fees	—	—	— (a)	12

Change in net assets from Class R5 capital transactions	$—	$—	$14,535	$(131,688)

Class R6 (c)
Proceeds from shares issued	$—	$—	$418,651	$645,616	(b)
Dividends and distributions reinvested	—	—	23,844	18,515
Cost of shares redeemed	—	—	(217,545)	(141,844)
Redemption fees	—	—	9	33

Change in net assets from Class R6 capital transactions	$—	$—	$224,959	$522,320

Select Class
Proceeds from shares issued	$77,110	$251,390	$1,582,573	$3,512,844
Dividends and distributions reinvested	2,038	8,855	85,363	139,863
Cost of shares redeemed	(249,650)	(171,404)	(1,238,287)	(1,201,843)
Redemption fees	—	—	74	371

Change in net assets from Select Class capital transactions	$(170,502)	$88,841	$429,723	$2,451,235

Total change in net assets from capital transactions	$(183,575)	$88,010	$800,249	$3,140,534

SEE NOTES TO FINANCIAL STATEMENTS.

216	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Government Bond Fund		High Yield Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
SHARE TRANSACTIONS:
Class A
Issued	9,877	21,332	40,230	69,145
Reinvested	516	978	3,272	5,525
Redeemed	(9,105)	(20,838)	(27,867)	(47,068)

Change in Class A Shares	1,288	1,472	15,635	27,602

Class B
Issued	22	53	52	157
Reinvested	15	54	40	113
Redeemed	(680)	(1,571)	(682)	(1,016)

Change in Class B Shares	(643)	(1,464)	(590)	(746)

Class C
Issued	1,954	9,380	6,044	14,691
Reinvested	177	420	744	1,322
Redeemed	(4,163)	(11,320)	(6,114)	(6,732)

Change in Class C Shares	(2,032)	(1,520)	674	9,281

Class R2
Issued	524	1,522	294	443
Reinvested	10	11	13	14
Redeemed	(466)	(367)	(101)	(153)

Change in Class R2 Shares	68	1,166	206	304

Class R5
Issued	—	—	3,579	14,667
Reinvested	—	—	140	1,725
Redeemed	—	—	(1,954)	(32,225	)(b)

Change in Class R5 Shares	—	—	1,765	(15,833)

Class R6 (c)
Issued	—	—	51,958	80,090	(b)
Reinvested	—	—	2,920	2,285
Redeemed	—	—	(26,413)	(17,524)

Change in Class R6 Shares	—	—	28,465	64,851

Select Class
Issued	6,995	22,987	192,244	436,489
Reinvested	185	807	10,453	17,411
Redeemed	(22,936)	(15,684)	(151,104)	(149,268)

Change in Select Class Shares	(15,756)	8,110	51,593	304,632

(a)	Amount rounds to less than 1,000 (shares or dollars).
(b)	On December 23, 2010, certain affiliated shareholders of the High Yield Fund exchanged approximately 30,054,000 Class R5 Shares for 30,090,000 Class R6 Shares. This exchange amounted to approximately $245,237,000.
(c)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	217

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Mortgage-Backed Securities Fund		Short Duration Bond Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$70,281	$165,286	$80,824	$207,816
Dividends and distributions reinvested	3,704	6,761	1,548	3,609
Cost of shares redeemed	(46,133)	(101,004)	(86,165)	(217,210)

Change in net assets from Class A capital transactions	$27,852	$71,043	$(3,793)	$(5,785)

Class B
Proceeds from shares issued	$—	$—	$327	$825
Dividends and distributions reinvested	—	—	7	23
Cost of shares redeemed	—	—	(608)	(2,190)

Change in net assets from Class B capital transactions	$—	$—	$(274)	$(1,342)

Class C
Proceeds from shares issued	$—	$—	$52,054	$235,112
Dividends and distributions reinvested	—	—	1,220	3,348
Cost of shares redeemed	—	—	(96,001)	(263,450)

Change in net assets from Class C capital transactions	$—	$—	$(42,727)	$(24,990)

Class R6 (a)
Proceeds from shares issued	$52,945	$222,666	$1,337,248	$1,993,867
Subscriptions in-kind (See Note 9)	—	—	—	11,698
Dividends and distributions reinvested	35,430	66,963	16,721	24,050
Cost of shares redeemed	(36,029)	(126,219)	(1,258,125)	(1,173,029)

Change in net assets from Class R6 capital transactions	$52,346	$163,410	$95,844	$856,586

Select Class
Proceeds from shares issued	$478,358	$362,624	$1,530,097	$4,834,205
Dividends and distributions reinvested	11,989	19,795	4,582	8,205
Cost of shares redeemed	(76,819)	(239,604)	(2,212,820)	(3,201,194)

Change in net assets from Select Class capital transactions	$413,528	$142,815	$(678,141)	$1,641,216

Total change in net assets from capital transactions	$493,726	$377,268	$(629,091)	$2,465,685

SEE NOTES TO FINANCIAL STATEMENTS.

218	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Mortgage-Backed Securities Fund		Short Duration Bond Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
SHARE TRANSACTIONS:
Class A
Issued	6,053	14,441	7,353	18,959
Reinvested	320	590	141	329
Redeemed	(3,978)	(8,784)	(7,841)	(19,817)

Change in Class A Shares	2,395	6,247	(347)	(529)

Class B
Issued	—	—	29	75
Reinvested	—	—	1	2
Redeemed	—	—	(55)	(198)

Change in Class B Shares	—	—	(25)	(121)

Class C
Issued	—	—	4,708	21,331
Reinvested	—	—	110	304
Redeemed	—	—	(8,682)	(23,892)

Change in Class C Shares	—	—	(3,864)	(2,257)

Class R6 (a)
Issued	4,674	19,857	121,638	181,535
Subscriptions in-kind (See Note 9)	—	—	—	1,064
Reinvested	3,124	5,958	1,520	2,189
Redeemed	(3,163)	(11,228)	(114,192)	(106,968)

Change in Class R6 Shares	4,635	14,587	8,966	77,820

Select Class
Issued	41,972	32,322	139,062	440,703
Reinvested	1,056	1,763	416	747
Redeemed	(6,755)	(21,276)	(201,054)	(291,617)

Change in Select Class Shares	36,273	12,809	(61,576)	149,833

(a)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	219

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Short Term Bond Fund II		Treasury & Agency Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$503	$925	$14,996	$41,401
Dividends and distributions reinvested	42	119	366	2,258
Cost of shares redeemed	(3,735)	(1,060)	(24,591)	(41,712)

Change in net assets from Class A capital transactions	$(3,190)	$(16)	$(9,229)	$1,947

Class B
Proceeds from shares issued	$—	$—	$49	$98
Dividends and distributions reinvested	—	—	1	20
Cost of shares redeemed	—	—	(244)	(922)

Change in net assets from Class B capital transactions	$—	$—	$(194)	$(804)

Class M
Cost of shares redeemed	$(7,185)	$(17,852)	$—	$—

Change in net assets from Class M capital transactions	$(7,185)	$(17,852)	$—	$—

Select Class
Proceeds from shares issued	$143	$691	$38,272	$173,426
Dividends and distributions reinvested	6	20	681	3,163
Cost of shares redeemed	(339)	(1,403)	(105,377)	(226,200)

Change in net assets from Select Class capital transactions	$(190)	$(692)	$(66,424)	$(49,611)

Total change in net assets from capital transactions	$(10,565)	$(18,560)	$(75,847)	$(48,468)

SEE NOTES TO FINANCIAL STATEMENTS.

220	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Short Term Bond Fund II		Treasury & Agency Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
SHARE TRANSACTIONS:
Class A
Issued	57	105	1,524	4,167
Reinvested	5	13	37	229
Redeemed	(422)	(120)	(2,495)	(4,200)

Change in Class A Shares	(360)	(2)	(934)	196

Class B
Issued	—	—	5	10
Reinvested	—	—	— (a)	2
Redeemed	—	—	(25)	(93)

Change in Class B Shares	—	—	(20)	(81)

Class M
Redeemed	(812)	(2,018)	—	—

Change in Class M Shares	(812)	(2,018)	—	—

Select Class
Issued	16	78	3,896	17,423
Reinvested	1	2	70	321
Redeemed	(39)	(158)	(10,729)	(22,735)

Change in Select Class Shares	(22)	(78)	(6,763)	(4,991)

(a)	Amount rounds to less than 1,000 (shares or dollars)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	221

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Core Bond Fund
Class A
Six Months Ended August 31, 2011 (Unaudited)	$11.46	$0.21	(e)	$0.36	$0.57	$(0.21)
Year Ended February 28, 2011	11.23	0.42	(e)	0.22	0.64	(0.41)
Year Ended February 28, 2010	10.59	0.55	(e)	0.64	1.19	(0.55)
Year Ended February 28, 2009	11.04	0.55	(e)	(0.46)	0.09	(0.54)
Year Ended February 29, 2008	10.67	0.48	(e)	0.37	0.85	(0.48)
Year Ended February 28, 2007	10.57	0.46	(e)	0.10	0.56	(0.46)
Class B
Six Months Ended August 31, 2011 (Unaudited)	11.45	0.17	(e)	0.36	0.53	(0.17)
Year Ended February 28, 2011	11.22	0.34	(e)	0.22	0.56	(0.33)
Year Ended February 28, 2010	10.58	0.48	(e)	0.63	1.11	(0.47)
Year Ended February 28, 2009	11.03	0.47	(e)	(0.45)	0.02	(0.47)
Year Ended February 29, 2008	10.66	0.41	(e)	0.37	0.78	(0.41)
Year Ended February 28, 2007	10.56	0.39	(e)	0.10	0.49	(0.39)
Class C
Six Months Ended August 31, 2011 (Unaudited)	11.51	0.17	(e)	0.37	0.54	(0.17)
Year Ended February 28, 2011	11.28	0.34	(e)	0.23	0.57	(0.34)
Year Ended February 28, 2010	10.65	0.46	(e)	0.65	1.11	(0.48)
Year Ended February 28, 2009	11.09	0.48	(e)	(0.45)	0.03	(0.47)
Year Ended February 29, 2008	10.73	0.42	(e)	0.35	0.77	(0.41)
Year Ended February 28, 2007	10.62	0.39	(e)	0.11	0.50	(0.39)
Class R2
Six Months Ended August 31, 2011 (Unaudited)	11.45	0.19	(e)	0.36	0.55	(0.19)
Year Ended February 28, 2011	11.22	0.39	(e)	0.22	0.61	(0.38)
Year Ended February 28, 2010	10.59	0.49	(e)	0.67	1.16	(0.53)
November 3, 2008 (f) through February 28, 2009	10.26	0.17	(e)	0.34	0.51	(0.18)
Class R5 (g)
Six Months Ended August 31, 2011 (Unaudited)	11.44	0.22	(e)	0.36	0.58	(0.22)
Year Ended February 28, 2011	11.21	0.45	(e)	0.22	0.67	(0.44)
Year Ended February 28, 2010	10.58	0.58	(e)	0.63	1.21	(0.58)
Year Ended February 28, 2009	11.02	0.58	(e)	(0.45)	0.13	(0.57)
Year Ended February 29, 2008	10.66	0.52	(e)	0.35	0.87	(0.51)
May 15, 2006 (h) through February 28, 2007	10.35	0.39	(e)	0.33	0.72	(0.41)
Class R6 (h)
Six Months Ended August 31, 2011 (Unaudited)	11.46	0.23	(e)	0.36	0.59	(0.23)
Year Ended February 28, 2011	11.22	0.46	(e)	0.23	0.69	(0.45)
Year Ended February 28, 2010	10.59	0.59	(e)	0.63	1.22	(0.59)
Year Ended February 28, 2009	11.03	0.58	(e)	(0.45)	0.13	(0.57)
Year Ended February 29, 2008	10.67	0.52	(e)	0.36	0.88	(0.52)
Year Ended February 28, 2007	10.56	0.50	(e)	0.10	0.60	(0.49)
Select Class
Six Months Ended August 31, 2011 (Unaudited)	11.45	0.22	(e)	0.36	0.58	(0.22)
Year Ended February 28, 2011	11.22	0.44	(e)	0.22	0.66	(0.43)
Year Ended February 28, 2010	10.58	0.56	(e)	0.64	1.20	(0.56)
Year Ended February 28, 2009	11.03	0.56	(e)	(0.46)	0.10	(0.55)
Year Ended February 29, 2008	10.67	0.50	(e)	0.35	0.85	(0.49)
Year Ended February 28, 2007	10.56	0.47	(e)	0.11	0.58	(0.47)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Commencement of offering of class of shares.
(g)	Effective November 30, 2007, R Class Shares were renamed Class R5 Shares.
(h)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

222	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$11.82	4.98%	$4,726,773	0.75%	3.51%	0.97%	10%
11.46	5.75	3,982,404	0.74	3.62	0.97	24
11.23	11.45	3,154,129	0.73	4.94	0.97	18
10.59	0.87	1,322,130	0.75	5.12	0.98	18
11.04	8.21	780,006	0.75	4.51	0.99	14
10.67	5.42	560,556	0.75	4.36	0.94	8

11.81	4.63	58,037	1.40	2.88	1.47	10
11.45	5.06	76,034	1.39	2.98	1.46	24
11.22	10.71	118,596	1.38	4.37	1.47	18
10.58	0.21	80,648	1.40	4.42	1.48	18
11.03	7.49	78,048	1.40	3.86	1.49	14
10.66	4.75	74,963	1.40	3.72	1.44	8

11.88	4.69	2,024,570	1.40	2.87	1.47	10
11.51	5.04	2,181,719	1.39	2.97	1.47	24
11.28	10.65	2,326,774	1.38	4.12	1.47	18
10.65	0.33	250,444	1.40	4.46	1.48	18
11.09	7.38	133,975	1.40	3.86	1.49	14
10.73	4.83	65,579	1.40	3.72	1.44	8

11.81	4.85	47,992	1.00	3.26	1.22	10
11.45	5.51	37,096	0.99	3.36	1.22	24
11.22	11.16	14,608	0.98	4.41	1.22	18
10.59	5.00	63	1.00	4.96	1.25	18

11.80	5.14	166,248	0.45	3.81	0.52	10
11.44	6.06	123,327	0.44	3.91	0.51	24
11.21	11.69	470,155	0.43	5.26	0.53	18
10.58	1.26	259,552	0.45	5.43	0.53	18
11.02	8.41	177,019	0.45	4.82	0.54	14
10.66	7.03	55,785	0.45	4.64	0.50	8

11.82	5.16	2,655,661	0.40	3.86	0.47	10
11.46	6.22	2,334,504	0.39	3.98	0.47	24
11.22	11.72	1,144,420	0.39	5.36	0.47	18
10.59	1.30	754,336	0.40	5.41	0.48	18
11.03	8.48	782,067	0.40	4.86	0.48	14
10.67	5.88	711,527	0.40	4.72	0.44	8

11.81	5.07	11,792,374	0.58	3.68	0.72	10
11.45	5.96	10,523,393	0.57	3.79	0.72	24
11.22	11.61	7,029,375	0.57	5.08	0.72	18
10.58	1.03	2,699,976	0.60	5.21	0.73	18
11.03	8.25	2,456,097	0.60	4.66	0.73	14
10.67	5.69	2,128,674	0.60	4.52	0.69	8

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	223

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Core Plus Bond Fund
Class A
Six Months Ended August 31, 2011 (Unaudited)	$8.19	$0.20	(e)	$0.04	$0.24	$(0.20)
Year Ended February 28, 2011	7.85	0.37	(e)	0.34	0.71	(0.37)
Year Ended February 28, 2010	7.03	0.43	(e)	0.82	1.25	(0.43)
Year Ended February 28, 2009	7.85	0.41	(e)	(0.82)	(0.41)	(0.41)
Year Ended February 29, 2008	7.78	0.37		0.07	0.44	(0.37)
Year Ended February 28, 2007	7.73	0.35		0.06	0.41	(0.36)

Class B
Six Months Ended August 31, 2011 (Unaudited)	8.24	0.17	(e)	0.03	0.20	(0.17)
Year Ended February 28, 2011	7.89	0.33	(e)	0.34	0.67	(0.32)
Year Ended February 28, 2010	7.06	0.38	(e)	0.83	1.21	(0.38)
Year Ended February 28, 2009	7.89	0.37	(e)	(0.83)	(0.46)	(0.37)
Year Ended February 29, 2008	7.82	0.32		0.08	0.40	(0.33)
Year Ended February 28, 2007	7.77	0.32		0.05	0.37	(0.32)

Class C
Six Months Ended August 31, 2011 (Unaudited)	8.23	0.17	(e)	0.03	0.20	(0.17)
Year Ended February 28, 2011	7.88	0.32	(e)	0.35	0.67	(0.32)
Year Ended February 28, 2010	7.05	0.38	(e)	0.84	1.22	(0.39)
Year Ended February 28, 2009	7.89	0.37	(e)	(0.84)	(0.47)	(0.37)
Year Ended February 29, 2008	7.82	0.34		0.06	0.40	(0.33)
Year Ended February 28, 2007	7.77	0.32		0.05	0.37	(0.32)

Class R2
Six Months Ended August 31, 2011 (Unaudited)	8.20	0.18	(e)	0.03	0.21	(0.18)
Year Ended February 28, 2011	7.85	0.34	(e)	0.35	0.69	(0.34)
Year Ended February 28, 2010	7.03	0.40	(e)	0.82	1.22	(0.40)
November 3, 2008 (f) through February 28, 2009	6.90	0.13	(e)	0.12	0.25	(0.12)

Class R6 (g)
Six Months Ended August 31, 2011 (Unaudited)	8.19	0.21	(e)	0.04	0.25	(0.21)
Year Ended February 28, 2011	7.85	0.40	(e)	0.34	0.74	(0.40)
Year Ended February 28, 2010	7.02	0.45	(e)	0.84	1.29	(0.46)
Year Ended February 28, 2009	7.85	0.44	(e)	(0.82)	(0.38)	(0.45)
Year Ended February 29, 2008	7.78	0.42		0.06	0.48	(0.41)
Year Ended February 28, 2007	7.73	0.39		0.06	0.45	(0.40)

Institutional Class
Six Months Ended August 31, 2011 (Unaudited)	8.20	0.21	(e)	0.03	0.24	(0.21)
Year Ended February 28, 2011	7.85	0.40	(e)	0.34	0.74	(0.39)
June 19, 2009 (f) through February 28, 2010	7.38	0.31	(e)	0.48	0.79	(0.32)

Select Class
Six Months Ended August 31, 2011 (Unaudited)	8.19	0.20	(e)	0.04	0.24	(0.20)
Year Ended February 28, 2011	7.85	0.38	(e)	0.34	0.72	(0.38)
Year Ended February 28, 2010	7.02	0.44	(e)	0.83	1.27	(0.44)
Year Ended February 28, 2009	7.85	0.42	(e)	(0.82)	(0.40)	(0.43)
Year Ended February 29, 2008	7.78	0.39		0.07	0.46	(0.39)
Year Ended February 28, 2007	7.73	0.38		0.05	0.43	(0.38)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Commencement of offering of class of shares.
(g)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

224	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$8.23	2.92%	$348,630	0.74%	4.72%	0.96%	13%
8.19	9.23	327,106	0.73	4.62	0.97	22
7.85	18.14	168,775	0.77	5.59	0.97	26
7.03	(5.32)	50,659	0.92	5.51	0.99	17
7.85	5.81	52,808	0.92	4.81	0.97	31
7.78	5.49	45,383	0.91	4.64	0.96	26

8.27	2.43	5,234	1.39	4.07	1.46	13
8.24	8.60	6,270	1.38	4.03	1.47	22
7.89	17.49	7,674	1.40	5.00	1.48	26
7.06	(5.93)	4,295	1.45	4.93	1.49	17
7.89	5.26	6,665	1.45	4.28	1.47	31
7.82	4.91	5,464	1.45	4.09	1.46	26

8.26	2.44	298,400	1.39	4.07	1.46	13
8.23	8.63	287,042	1.38	3.97	1.47	22
7.88	17.58	152,695	1.39	4.90	1.46	26
7.05	(5.99)	16,495	1.45	5.08	1.50	17
7.89	5.27	5,737	1.45	4.27	1.47	31
7.82	4.90	3,512	1.45	4.11	1.46	26

8.23	2.61	583	1.14	4.32	1.21	13
8.20	8.93	357	1.13	4.22	1.22	22
7.85	17.71	210	1.14	5.21	1.22	26
7.03	3.68	52	1.17	5.83	1.29	17

8.23	3.09	101,513	0.39	5.07	0.46	13
8.19	9.60	158,216	0.38	4.92	0.47	22
7.85	18.76	18,465	0.40	5.94	0.48	26
7.02	(4.98)	15,642	0.45	5.95	0.49	17
7.85	6.31	17,985	0.45	5.26	0.47	31
7.78	5.97	12,094	0.45	5.10	0.46	26

8.23	2.93	42,819	0.48	4.99	0.56	13
8.20	9.63	27,374	0.47	4.93	0.57	22
7.85	10.89	46,561	0.48	5.73	0.56	26

8.23	2.96	1,274,954	0.64	4.82	0.71	13
8.19	9.35	1,260,849	0.63	4.75	0.72	22
7.85	18.46	937,874	0.65	5.81	0.73	26
7.02	(5.21)	662,140	0.67	5.73	0.74	17
7.85	6.11	925,240	0.67	5.05	0.72	31
7.78	5.74	875,275	0.66	4.89	0.71	26

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	225

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income
Government Bond Fund
Class A
Six Months Ended August 31, 2011 (Unaudited)	$10.81	$0.21	$0.66		$0.87	$(0.21)
Year Ended February 28, 2011	10.70	0.39	0.11		0.50	(0.39)
Year Ended February 28, 2010	10.56	0.42	0.14		0.56	(0.42)
Year Ended February 28, 2009	10.55	0.42	0.01		0.43	(0.42)
Year Ended February 29, 2008	10.15	0.48	0.40		0.88	(0.48)
Year Ended February 28, 2007	10.15	0.45	0.01		0.46	(0.46)

Class B
Six Months Ended August 31, 2011 (Unaudited)	10.80	0.17	0.67		0.84	(0.17)
Year Ended February 28, 2011	10.69	0.31	0.11		0.42	(0.31)
Year Ended February 28, 2010	10.55	0.34	0.14		0.48	(0.34)
Year Ended February 28, 2009	10.54	0.35	0.01		0.36	(0.35)
Year Ended February 29, 2008	10.14	0.41	0.40		0.81	(0.41)
Year Ended February 28, 2007	10.14	0.38	0.01		0.39	(0.39)

Class C
Six Months Ended August 31, 2011 (Unaudited)	10.78	0.16	0.67		0.83	(0.17)
Year Ended February 28, 2011	10.66	0.31	0.12		0.43	(0.31)
Year Ended February 28, 2010	10.53	0.35	0.13		0.48	(0.35)
Year Ended February 28, 2009	10.53	0.34	0.01		0.35	(0.35)
Year Ended February 29, 2008	10.13	0.42	0.39		0.81	(0.41)
Year Ended February 28, 2007	10.13	0.38	0.01		0.39	(0.39)

Class R2
Six Months Ended August 31, 2011 (Unaudited)	10.80	0.19	0.67		0.86	(0.19)
Year Ended February 28, 2011	10.69	0.37	0.11		0.48	(0.37)
Year Ended February 28, 2010	10.56	0.41	0.12		0.53	(0.40)
November 3, 2008 (e) through February 28, 2009	10.07	0.09	0.51		0.60	(0.11)

Select Class
Six Months Ended August 31, 2011 (Unaudited)	10.80	0.22	0.67		0.89	(0.22)
Year Ended February 28, 2011	10.69	0.42	0.11		0.53	(0.42)
Year Ended February 28, 2010	10.56	0.45	0.13		0.58	(0.45)
Year Ended February 28, 2009	10.55	0.46	—	(f)	0.46	(0.45)
Year Ended February 29, 2008	10.15	0.52	0.39		0.91	(0.51)
Year Ended February 28, 2007	10.14	0.48	0.01		0.49	(0.48)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Commencement of offering of class of shares.
(f)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

226	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$11.47	8.11%	$518,320	0.75%	3.70%	1.03%	1%
10.81	4.69	474,402	0.74	3.56	0.99	18
10.70	5.42	453,605	0.74	3.96	1.03	12
10.56	4.27	372,703	0.75	4.04	1.02	13
10.55	8.98	220,780	0.75	4.70	0.98	2
10.15	4.65	157,598	0.75	4.51	0.98	24

11.47	7.81	13,342	1.48	2.99	1.53	1
10.80	3.92	19,524	1.47	2.85	1.49	18
10.69	4.64	34,957	1.47	3.26	1.53	12
10.55	3.50	48,296	1.48	3.34	1.52	13
10.54	8.20	43,513	1.46	4.02	1.48	2
10.14	3.93	52,182	1.46	3.82	1.48	24

11.44	7.72	158,391	1.48	2.97	1.53	1
10.78	4.02	171,114	1.47	2.83	1.49	18
10.66	4.58	185,498	1.47	3.23	1.53	12
10.53	3.46	136,707	1.48	3.24	1.52	13
10.53	8.25	46,407	1.46	3.99	1.48	2
10.13	3.94	22,250	1.46	3.81	1.48	24

11.47	8.07	17,530	1.00	3.45	1.28	1
10.80	4.45	15,782	0.99	3.28	1.24	18
10.69	5.09	3,151	0.99	3.62	1.27	12
10.56	5.97	164	1.00	2.59	1.30	13

11.47	8.35	678,470	0.48	3.98	0.78	1
10.80	4.97	809,433	0.47	3.83	0.74	18
10.69	5.59	714,113	0.47	4.23	0.78	12
10.56	4.54	605,421	0.48	4.38	0.77	13
10.55	9.26	616,581	0.48	5.01	0.73	2
10.15	4.99	891,369	0.50	4.74	0.73	24

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	227

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

				Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
High Yield Fund
Class A
Six Months Ended August 31, 2011 (Unaudited)	$8.33	$0.29	(e)	$(0.58)	$(0.29)	$(0.29)	$—	$(0.29)
Year Ended February 28, 2011	7.72	0.63	(e)	0.64	1.27	(0.63)	(0.03)	(0.66)
Year Ended February 28, 2010	5.79	0.58		1.94	2.52	(0.59)	—	(0.59)
Year Ended February 28, 2009	7.59	0.52		(1.78)	(1.26)	(0.54)	—	(0.54)
Year Ended February 29, 2008	8.60	0.62		(0.93)	(0.31)	(0.61)	(0.09)	(0.70)
Year Ended February 28, 2007	8.23	0.61		0.40	1.01	(0.62)	(0.02)	(0.64)
Class B
Six Months Ended August 31, 2011 (Unaudited)	8.35	0.26	(e)	(0.58)	(0.32)	(0.27)	—	(0.27)
Year Ended February 28, 2011	7.73	0.58	(e)	0.64	1.22	(0.57)	(0.03)	(0.60)
Year Ended February 28, 2010	5.81	0.55		1.91	2.46	(0.54)	—	(0.54)
Year Ended February 28, 2009	7.60	0.51		(1.80)	(1.29)	(0.50)	—	(0.50)
Year Ended February 29, 2008	8.61	0.58		(0.94)	(0.36)	(0.56)	(0.09)	(0.65)
Year Ended February 28, 2007	8.23	0.57		0.40	0.97	(0.57)	(0.02)	(0.59)
Class C
Six Months Ended August 31, 2011 (Unaudited)	8.34	0.26	(e)	(0.58)	(0.32)	(0.27)	—	(0.27)
Year Ended February 28, 2011	7.72	0.58	(e)	0.64	1.22	(0.57)	(0.03)	(0.60)
Year Ended February 28, 2010	5.80	0.53		1.93	2.46	(0.54)	—	(0.54)
Year Ended February 28, 2009	7.59	0.50		(1.79)	(1.29)	(0.50)	—	(0.50)
Year Ended February 29, 2008	8.61	0.57		(0.94)	(0.37)	(0.56)	(0.09)	(0.65)
Year Ended February 28, 2007	8.24	0.57		0.39	0.96	(0.57)	(0.02)	(0.59)
Class R2
Six Months Ended August 31, 2011 (Unaudited)	8.32	0.28	(e)	(0.58)	(0.30)	(0.28)	—	(0.28)
Year Ended February 28, 2011	7.71	0.60	(e)	0.65	1.25	(0.61)	(0.03)	(0.64)
Year Ended February 28, 2010	5.79	0.55		1.94	2.49	(0.57)	—	(0.57)
November 3, 2008 (g) through February 28, 2009	5.96	0.16		(0.17)	(0.01)	(0.16)	—	(0.16)
Class R5 (h)
Six Months Ended August 31, 2011 (Unaudited)	8.36	0.30	(e)	(0.57)	(0.27)	(0.31)	—	(0.31)
Year Ended February 28, 2011	7.74	0.68	(e)	0.62	1.30	(0.65)	(0.03)	(0.68)
Year Ended February 28, 2010	5.81	0.61		1.93	2.54	(0.61)	—	(0.61)
Year Ended February 28, 2009	7.61	0.55		(1.79)	(1.24)	(0.56)	—	(0.56)
Year Ended February 29, 2008	8.63	0.66		(0.95)	(0.29)	(0.64)	(0.09)	(0.73)
May 15, 2006 (g) through February 28, 2007	8.31	0.52		0.35	0.87	(0.53)	(0.02)	(0.55)
Class R6 (i)
Six Months Ended August 31, 2011 (Unaudited)	8.35	0.30	(e)	(0.57)	(0.27)	(0.31)	—	(0.31)
Year Ended February 28, 2011	7.73	0.65	(e)	0.65	1.30	(0.65)	(0.03)	(0.68)
Year Ended February 28, 2010	5.81	0.61		1.92	2.53	(0.61)	—	(0.61)
Year Ended February 28, 2009	7.60	0.57		(1.80)	(1.23)	(0.56)	—	(0.56)
Year Ended February 29, 2008	8.61	0.65		(0.93)	(0.28)	(0.64)	(0.09)	(0.73)
Year Ended February 28, 2007	8.24	0.65		0.39	1.04	(0.65)	(0.02)	(0.67)
Select Class
Six Months Ended August 31, 2011 (Unaudited)	8.36	0.30	(e)	(0.59)	(0.29)	(0.30)	—	(0.30)
Year Ended February 28, 2011	7.74	0.65	(e)	0.65	1.30	(0.65)	(0.03)	(0.68)
Year Ended February 28, 2010	5.81	0.60		1.93	2.53	(0.60)	—	(0.60)
Year Ended February 28, 2009	7.60	0.56		(1.79)	(1.23)	(0.56)	—	(0.56)
Year Ended February 29, 2008	8.62	0.63		(0.92)	(0.29)	(0.64)	(0.09)	(0.73)
Year Ended February 28, 2007	8.24	0.64		0.40	1.04	(0.64)	(0.02)	(0.66)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Amount rounds to less than $0.01.
(g)	Commencement of offering of class of shares.
(h)	Effective November 30, 2007, R Class Shares were renamed Class R5 Shares.
(i)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

228	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

			Ratios/Supplemental data
					Ratios to average net assets (a)
Redemption fees		Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$—	(f)	$7.75	(3.58)%	$917,921	1.15%	7.04%	1.32%	23%
—	(f)	8.33	17.07	856,717	1.14	7.81	1.32	45
—	(f)	7.72	44.71	580,690	1.14	8.40	1.32	45
—	(f)	5.79	(17.28)	184,739	1.15	8.10	1.31	18
—	(f)	7.59	(3.87)	79,217	1.12	7.54	1.32	48
—	(f)	8.60	12.82	83,790	1.12	7.42	1.31	69

—	(f)	7.76	(3.99)	12,148	1.80	6.37	1.82	23
—	(f)	8.35	16.40	17,991	1.79	7.24	1.82	45
—	(f)	7.73	43.46	22,430	1.79	7.80	1.82	45
—	(f)	5.81	(17.68)	16,720	1.80	7.33	1.81	18
—	(f)	7.60	(4.51)	26,052	1.78	6.88	1.82	48
—	(f)	8.61	12.19	35,667	1.77	6.78	1.81	69

—	(f)	7.75	(4.01)	236,350	1.80	6.38	1.82	23
—	(f)	8.34	16.45	248,488	1.79	7.17	1.82	45
—	(f)	7.72	43.58	158,503	1.79	7.75	1.83	45
—	(f)	5.80	(17.69)	36,872	1.80	7.37	1.81	18
—	(f)	7.59	(4.61)	29,517	1.78	6.88	1.82	48
—	(f)	8.61	12.05	29,953	1.77	6.77	1.81	69

—	(f)	7.74	(3.69)	4,949	1.40	6.80	1.57	23
—	(f)	8.32	16.82	3,609	1.39	7.49	1.58	45
—	(f)	7.71	44.25	1,004	1.39	8.10	1.60	45
—	(f)	5.79	(0.05)	50	1.40	8.84	1.59	18

—	(f)	7.78	(3.43)	39,422	0.86	7.34	0.87	23
—	(f)	8.36	17.45	27,619	0.85	8.54	0.87	45
—	(f)	7.74	44.95	148,162	0.84	8.71	0.87	45
—	(f)	5.81	(16.99)	53,497	0.85	8.55	0.87	18
—	(f)	7.61	(3.71)	18,807	0.86	7.83	0.86	48
—	(f)	8.63	10.90	8,732	0.86	7.57	0.86	69

—	(f)	7.77	(3.40)	1,085,918	0.81	7.38	0.82	23
—	(f)	8.35	17.59	929,762	0.80	7.99	0.83	45
—	(f)	7.73	44.84	359,553	0.79	8.76	0.83	45
—	(f)	5.81	(16.84)	91,880	0.80	8.44	0.81	18
—	(f)	7.60	(3.58)	77,356	0.81	7.87	0.81	48
—	(f)	8.61	13.12	64,497	0.81	7.74	0.81	69

—	(f)	7.77	(3.57)	7,358,105	0.90	7.28	1.07	23
—	(f)	8.36	17.44	7,478,536	0.89	8.06	1.07	45
—	(f)	7.74	44.86	4,567,712	0.89	8.67	1.08	45
—	(f)	5.81	(16.93)	1,837,745	0.90	8.36	1.06	18
—	(f)	7.60	(3.73)	1,544,252	0.87	7.81	1.06	48
—	(f)	8.62	13.18	1,038,528	0.87	7.67	1.06	69

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	229

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Mortgage-Backed Securities Fund
Class A
Six Months Ended August 31, 2011 (Unaudited)	$11.50	$0.26	$0.17	$0.43	$(0.26)
Year Ended February 28, 2011	11.22	0.55	0.28	0.83	(0.55)
Year Ended February 28, 2010	10.42	0.73	0.82	1.55	(0.75)
Year Ended February 28, 2009	10.97	0.61	(0.57)	0.04	(0.59)
Year Ended February 29, 2008	10.65	0.50	0.31	0.81	(0.49)
Year Ended February 28, 2007	10.54	0.47	0.10	0.57	(0.46)

Class R6 (e)
Six Months Ended August 31, 2011 (Unaudited)	11.28	0.28	0.16	0.44	(0.28)
Year Ended February 28, 2011	11.01	0.59	0.27	0.86	(0.59)
Year Ended February 28, 2010	10.23	0.79	0.78	1.57	(0.79)
Year Ended February 28, 2009	10.79	0.63	(0.56)	0.07	(0.63)
Year Ended February 29, 2008	10.48	0.54	0.31	0.85	(0.54)
Year Ended February 28, 2007	10.38	0.50	0.10	0.60	(0.50)

Select Class
Six Months Ended August 31, 2011 (Unaudited)	11.27	0.27	0.16	0.43	(0.27)
Year Ended February 28, 2011	11.01	0.57	0.26	0.83	(0.57)
Year Ended February 28, 2010	10.23	0.76	0.79	1.55	(0.77)
Year Ended February 28, 2009	10.79	0.62	(0.57)	0.05	(0.61)
Year Ended February 29, 2008	10.48	0.52	0.31	0.83	(0.52)
Year Ended February 28, 2007	10.38	0.49	0.10	0.59	(0.49)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

230	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$11.67	3.76%	$206,847	0.65%	4.50%	0.98%	10%
11.50	7.48	176,334	0.64	4.84	0.98	30
11.22	15.26	101,955	0.64	6.58	0.99	21
10.42	0.41	16,189	0.65	5.69	0.99	15
10.97	7.88	18,011	0.65	4.70	0.98	16
10.65	5.60	14,063	0.65	4.46	0.98	18

11.44	3.95	1,540,309	0.24	4.92	0.48	10
11.28	7.97	1,466,482	0.24	5.26	0.48	30
11.01	15.79	1,271,776	0.24	7.35	0.49	21
10.23	0.74	916,201	0.25	6.12	0.50	15
10.79	8.33	882,626	0.25	5.09	0.48	16
10.48	5.97	829,330	0.25	4.83	0.48	18

11.43	3.88	1,003,211	0.39	4.73	0.73	10
11.27	7.71	580,212	0.39	5.12	0.73	30
11.01	15.64	425,701	0.39	6.87	0.74	21
10.23	0.58	88,231	0.40	5.93	0.74	15
10.79	8.18	96,870	0.40	4.94	0.73	16
10.48	5.83	111,656	0.40	4.71	0.73	18

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	231

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Short Duration Bond Fund
Class A
Six Months Ended August 31, 2011 (Unaudited)	$10.95	$0.08	(e)	$0.06	$0.14	$(0.08)	$—	$(0.08)
Year Ended February 28, 2011	10.90	0.16	(e)	0.06	0.22	(0.16)	(0.01)	(0.17)
Year Ended February 28, 2010	10.61	0.26	(e)	0.29	0.55	(0.26)	—	(0.26)
Year Ended February 28, 2009	10.80	0.38		(0.19)	0.19	(0.38)	—	(0.38)
Year Ended February 29, 2008	10.52	0.44	(e)	0.26	0.70	(0.42)	—	(0.42)
Year Ended February 28, 2007	10.43	0.39	(e)	0.10	0.49	(0.40)	—	(0.40)

Class B
Six Months Ended August 31, 2011 (Unaudited)	11.06	0.05	(e)	0.06	0.11	(0.05)	—	(0.05)
Year Ended February 28, 2011	11.00	0.11	(e)	0.06	0.17	(0.10)	(0.01)	(0.11)
Year Ended February 28, 2010	10.70	0.22	(e)	0.28	0.50	(0.20)	—	(0.20)
Year Ended February 28, 2009	10.88	0.35		(0.21)	0.14	(0.32)	—	(0.32)
Year Ended February 29, 2008	10.60	0.39	(e)	0.26	0.65	(0.37)	—	(0.37)
Year Ended February 28, 2007	10.50	0.33	(e)	0.11	0.44	(0.34)	—	(0.34)

Class C
Six Months Ended August 31, 2011 (Unaudited)	11.02	0.05	(e)	0.06	0.11	(0.05)	—	(0.05)
Year Ended February 28, 2011	10.97	0.10	(e)	0.06	0.16	(0.10)	(0.01)	(0.11)
Year Ended February 28, 2010	10.68	0.20	(e)	0.30	0.50	(0.21)	—	(0.21)
Year Ended February 28, 2009	10.87	0.33		(0.20)	0.13	(0.32)	—	(0.32)
Year Ended February 29, 2008	10.59	0.39	(e)	0.26	0.65	(0.37)	—	(0.37)
Year Ended February 28, 2007	10.49	0.33	(e)	0.11	0.44	(0.34)	—	(0.34)

Class R6 (f)
Six Months Ended August 31, 2011 (Unaudited)	10.97	0.10	(e)	0.06	0.16	(0.11)	—	(0.11)
Year Ended February 28, 2011	10.92	0.21	(e)	0.06	0.27	(0.21)	(0.01)	(0.22)
Year Ended February 28, 2010	10.62	0.31	(e)	0.30	0.61	(0.31)	—	(0.31)
Year Ended February 28, 2009	10.81	0.43		(0.19)	0.24	(0.43)	—	(0.43)
Year Ended February 29, 2008	10.53	0.49	(e)	0.27	0.76	(0.48)	—	(0.48)
Year Ended February 28, 2007	10.44	0.44	(e)	0.10	0.54	(0.45)	—	(0.45)

Select Class
Six Months Ended August 31, 2011 (Unaudited)	10.96	0.09	(e)	0.06	0.15	(0.09)	—	(0.09)
Year Ended February 28, 2011	10.92	0.19	(e)	0.05	0.24	(0.19)	(0.01)	(0.20)
Year Ended February 28, 2010	10.62	0.29	(e)	0.30	0.59	(0.29)	—	(0.29)
Year Ended February 28, 2009	10.80	0.40		(0.18)	0.22	(0.40)	—	(0.40)
Year Ended February 29, 2008	10.53	0.46	(e)	0.26	0.72	(0.45)	—	(0.45)
Year Ended February 28, 2007	10.44	0.41	(e)	0.10	0.51	(0.42)	—	(0.42)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

232	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$11.01	1.27%	$248,189	0.80%	1.39%	0.86%	20%
10.95	2.04	250,706	0.79	1.45	0.86	36
10.90	5.23	255,356	0.79	2.43	0.88	31
10.61	1.79	90,891	0.80	3.55	0.89	51
10.80	6.84	56,496	0.80	4.14	0.91	40
10.52	4.75	94,199	0.80	3.69	0.91	44

11.12	1.00	1,870	1.30	0.89	1.36	20
11.06	1.58	2,134	1.29	0.96	1.36	36
11.00	4.71	3,458	1.29	2.05	1.38	31
10.70	1.32	6,668	1.30	3.09	1.39	51
10.88	6.23	11,328	1.30	3.65	1.41	40
10.60	4.27	17,787	1.30	3.17	1.41	44

11.08	0.99	280,597	1.30	0.89	1.36	20
11.02	1.51	321,680	1.29	0.95	1.36	36
10.97	4.76	344,957	1.29	1.83	1.38	31
10.68	1.27	22,625	1.30	3.06	1.39	51
10.87	6.26	19,135	1.30	3.64	1.41	40
10.59	4.26	20,777	1.30	3.15	1.41	44

11.02	1.44	3,020,259	0.30	1.89	0.36	20
10.97	2.54	2,906,329	0.29	1.94	0.36	36
10.92	5.81	2,043,695	0.29	2.87	0.38	31
10.62	2.27	322,907	0.30	4.07	0.39	51
10.81	7.39	321,055	0.30	4.64	0.41	40
10.53	5.24	299,838	0.30	4.18	0.41	44

11.02	1.39	6,187,009	0.55	1.64	0.61	20
10.96	2.20	6,829,822	0.54	1.70	0.61	36
10.92	5.57	5,163,875	0.54	2.67	0.63	31
10.62	2.12	2,029,713	0.55	3.80	0.64	51
10.80	7.03	1,255,422	0.55	4.31	0.64	40
10.53	4.99	277,452	0.55	3.89	0.66	44

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	233

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Short Term Bond Fund II
Class A
Six Months Ended August 31, 2011 (Unaudited)	$8.83	$0.06	(e)	$0.03	$0.09	$(0.06)
Year Ended February 28, 2011	8.85	0.15	(e)	(0.01)	0.14	(0.16)
Year Ended February 28, 2010	8.76	0.20	(e)	0.11	0.31	(0.22)
Year Ended February 28, 2009	9.66	0.34	(e)	(0.90)	(0.56)	(0.34)
Year Ended February 29, 2008	9.84	0.45		(0.18)	0.27	(0.45)
September 1, 2006 through February 28, 2007 (f)	9.84	0.22	(e)	0.02	0.24	(0.24)

Class M
Six Months Ended August 31, 2011 (Unaudited)	8.83	0.05	(e)	0.04	0.09	(0.05)
Year Ended February 28, 2011	8.85	0.13	(e)	(0.02)	0.11	(0.13)
Year Ended February 28, 2010	8.76	0.18	(e)	0.11	0.29	(0.20)
Year Ended February 28, 2009	9.66	0.29	(e)	(0.88)	(0.59)	(0.31)
Year Ended February 29, 2008	9.85	0.41		(0.18)	0.23	(0.42)
September 1, 2006 through February 28, 2007 (f)	9.84	0.21	(e)	0.02	0.23	(0.22)

Select Class
Six Months Ended August 31, 2011 (Unaudited)	8.84	0.07	(e)	0.04	0.11	(0.07)
Year Ended February 28, 2011	8.87	0.17	(e)	(0.02)	0.15	(0.18)
Year Ended February 28, 2010	8.77	0.22	(e)	0.12	0.34	(0.24)
Year Ended February 28, 2009	9.68	0.37	(e)	(0.92)	(0.55)	(0.36)
Year Ended February 29, 2008	9.86	0.51		(0.22)	0.29	(0.47)
September 1, 2006 through February 28, 2007 (f)	9.86	0.23	(e)	0.02	0.25	(0.25)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	The Fund changed its fiscal year end from August 31 to the last day of February.

SEE NOTES TO FINANCIAL STATEMENTS.

234	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$8.86	1.01%	$4,061	0.75%	1.34%	1.15%	15%
8.83	1.54	7,222	0.75	1.67	1.12	49
8.85	3.61	7,263	0.74	2.26	1.05	48
8.76	(5.93)	6,456	0.75	3.61	1.09	91
9.66	2.78	22,655	0.75	4.51	1.01	338
9.84	2.42	24,652	0.75	4.53	0.98	246

8.87	1.00	68,850	1.00	1.08	1.25	15
8.83	1.26	75,712	1.00	1.43	1.22	49
8.85	3.36	93,816	0.99	2.01	1.16	48
8.76	(6.15)	113,828	1.00	3.19	1.19	91
9.66	2.42	144,078	1.00	4.26	1.11	338
9.85	2.39	175,836	1.00	4.29	1.08	246

8.88	1.26	1,485	0.50	1.58	0.90	15
8.84	1.68	1,669	0.50	1.95	0.87	49
8.87	3.98	2,366	0.49	2.51	0.84	48
8.77	(5.76)	5,611	0.50	3.92	0.83	91
9.68	3.02	83,064	0.50	4.76	0.75	338
9.86	2.54	151,633	0.50	4.75	0.72	246

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	235

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Treasury & Agency Fund
Class A
Six Months Ended August 31, 2011 (Unaudited)	$9.78	$0.06	(e)	$0.12	$0.18	$(0.05)	$—	$(0.05)
Year Ended February 28, 2011	9.96	0.13	(e)	(0.02)	0.11	(0.13)	(0.16)	(0.29)
Year Ended February 28, 2010	10.17	0.22	(e)	0.12	0.34	(0.22)	(0.33)	(0.55)
Year Ended February 28, 2009	10.04	0.11		0.20	0.31	(0.18)	—	(0.18)
Year Ended February 29, 2008	9.72	0.42		0.31	0.73	(0.41)	—	(0.41)
Year Ended February 28, 2007	9.75	0.46		(0.03)	0.43	(0.46)	—	(0.46)

Class B
Six Months Ended August 31, 2011 (Unaudited)	9.76	0.03	(e)	0.13	0.16	(0.03)	—	(0.03)
Year Ended February 28, 2011	9.94	0.08	(e)	(0.02)	0.06	(0.08)	(0.16)	(0.24)
Year Ended February 28, 2010	10.15	0.18	(e)	0.11	0.29	(0.17)	(0.33)	(0.50)
Year Ended February 28, 2009	10.03	0.16		0.10	0.26	(0.14)	—	(0.14)
Year Ended February 29, 2008	9.71	0.42		0.26	0.68	(0.36)	—	(0.36)
Year Ended February 28, 2007	9.74	0.43		(0.05)	0.38	(0.41)	—	(0.41)

Select Class
Six Months Ended August 31, 2011 (Unaudited)	9.77	0.07	(e)	0.13	0.20	(0.07)	—	(0.07)
Year Ended February 28, 2011	9.95	0.16	(e)	(0.02)	0.14	(0.16)	(0.16)	(0.32)
Year Ended February 28, 2010	10.16	0.24	(e)	0.12	0.36	(0.24)	(0.33)	(0.57)
Year Ended February 28, 2009	10.02	0.13		0.22	0.35	(0.21)	—	(0.21)
Year Ended February 29, 2008	9.70	0.44		0.31	0.75	(0.43)	—	(0.43)
Year Ended February 28, 2007	9.74	0.48		(0.04)	0.44	(0.48)	—	(0.48)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

236	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$9.91	1.88%	$91,771	0.70%	1.21%	0.95%	21%
9.78	1.15	99,714	0.70	1.32	0.95	26
9.96	3.39	99,593	0.69	2.12	0.97	51
10.17	3.18	114,609	0.70	0.99	0.94	154
10.04	7.71	77,234	0.69	4.33	1.01	83
9.72	4.48	69,390	0.70	4.70	1.03	10

9.89	1.64	586	1.20	0.71	1.45	21
9.76	0.63	771	1.20	0.82	1.45	26
9.94	2.86	1,588	1.19	1.75	1.47	51
10.15	2.64	3,538	1.20	1.07	1.43	154
10.03	7.17	6,691	1.20	3.96	1.52	83
9.71	3.97	10,948	1.20	4.19	1.53	10

9.90	2.00	309,349	0.45	1.46	0.70	21
9.77	1.40	371,384	0.45	1.57	0.70	26
9.95	3.63	427,880	0.44	2.40	0.72	51
10.16	3.52	552,538	0.45	1.54	0.69	154
10.02	8.01	620,461	0.43	3.98	0.74	83
9.70	4.65	67,699	0.45	4.95	0.78	10

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	237

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited)

1. Organization

JPMorgan Trust II (“JPM II” or the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004. J.P. Morgan Mutual Fund Group (“MFG”) was organized as a Massachusetts business trust on May 11, 1987. Each of JPM II and MFG (the “Trusts”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 8 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
Core Bond Fund	Class A, Class B, Class C, Class R2, Class R5, Class R6 and Select Class	JPM II	Diversified
Core Plus Bond Fund	Class A, Class B, Class C, Class R2, Class R6, Institutional Class and Select Class	JPM II	Diversified
Government Bond Fund	Class A, Class B, Class C, Class R2 and Select Class	JPM II	Diversified
High Yield Fund	Class A, Class B, Class C, Class R2, Class R5, Class R6 and Select Class	JPM II	Diversified
Mortgage-Backed Securities Fund	Class A, Class R6 and Select Class	JPM II	Diversified
Short Duration Bond Fund	Class A, Class B, Class C, Class R6 and Select Class	JPM II	Diversified
Short Term Bond Fund II	Class A, Class M and Select Class	MFG	Diversified
Treasury & Agency Fund	Class A, Class B and Select Class	JPM II	Diversified

Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares for the Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Mortgage-Backed Securities Fund and Short Duration Bond Fund.

Effective November 1, 2009, Class B Shares of the Core Bond Fund, Core Plus Bond Fund, Government Bond Fund, High Yield Fund, Short Duration Bond Fund and Treasury & Agency Fund may not be purchased or acquired by new or existing shareholders, except through exchanges from Class B Shares of another J.P. Morgan Fund and dividend reinvestments. Shareholders who have invested in Class B Shares prior to November 1, 2009 may continue to hold their Class B Shares until they convert automatically to Class A Shares.

Class A and Class M Shares generally provide for a front-end sales charge while Class B and Class C Shares (except for Class C Shares of the Short Duration Bond Fund) provide for a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares after eight years (except for Short Duration Bond Fund and Treasury & Agency Fund whose Class B Shares convert to Class A Shares after six years). No sales charges are assessed with respect to the Class R2, Class R5, Class R6, Institutional Class and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trusts in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and

238	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

responsibility of the Board of Trustees. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Core Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$785,339	$69,278	$854,617
Collateralized Mortgage Obligations
Agency CMO	—	5,041,243	—	5,041,243
Non-Agency CMO	—	2,479,366	106,974	2,586,340

Total Collateralized Mortgage Obligations	—	7,520,609	106,974	7,627,583

Commercial Mortgage-Backed Securities	—	542,116	—	542,116
Corporate Bonds
Consumer Discretionary	—	225,099	—	225,099
Consumer Staples	—	130,694	—	130,694
Energy	—	175,132	—	175,132
Financials	—	1,801,197	1,585	1,802,782
Health Care	—	35,259	—	35,259
Industrials	—	138,391	—	138,391
Information Technology	—	134,879	—	134,879
Materials	—	70,973	—	70,973
Telecommunication Services	—	216,516	—	216,516
Utilities	—	263,045	—	263,045

Total Corporate Bonds	—	3,191,185	1,585	3,192,770

Foreign Government Securities	—	70,429	—	70,429
Mortgage Pass-Through Securities	—	2,830,536	—	2,830,536
Municipal Bonds	—	36,880	—	36,880
Supranational	—	10,048	—	10,048
U.S. Government Agency Securities	—	331,939	—	331,939
U.S. Treasury Obligations	—	5,628,398	—	5,628,398
Short-Term Investment
Investment Company	483,599	—	—	483,599

Total Investments in Securities	$483,599	$20,947,479	$177,837	$21,608,915

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	239

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

Core Plus Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$4,501	$—	$232		$4,733
Consumer Staples	—	—	—	(a)	—	(a)
Financials	6	—	—		6
Industrials	73	—	—		73
Information Technology	—	—	580		580
Materials	6,673	—	211		6,884
Telecommunication Services	274	—	—	(a)	274
Utilities	23	—	—		23

Total Common Stocks	11,550	—	1,023		12,573

Preferred Stocks
Consumer Discretionary	—	4,874	—		4,874
Consumer Staples	—	—	—	(a)	—	(a)
Financials	—	4,525	—		4,525
Materials	—	—	191		191

Total Preferred Stocks	—	9,399	191		9,590

Debt Securities
Asset-Backed Securities	—	48,617	3,671		52,288
Collateralized Mortgage Obligations
Agency CMO	—	287,537	—		287,537
Non-Agency CMO	—	168,324	3,175		171,499

Total Collateralized Mortgage Obligations	—	455,861	3,175		459,036

Commercial Mortgage-Backed Securities	—	85,539	—		85,539
Convertible Bonds
Materials	—	638	—		638
Corporate Bonds
Consumer Discretionary	—	103,263	—		103,263
Consumer Staples	—	36,551	145		36,696
Energy	—	72,779	—		72,779
Financials	—	257,191	—		257,191
Health Care	—	41,762	—		41,762
Industrials	—	77,060	152		77,212
Information Technology	—	31,340	—		31,340
Materials	—	62,423	962		63,385
Telecommunication Services	—	39,183	—		39,183
Utilities	—	60,102	—		60,102

Total Corporate Bonds	—	781,654	1,259		782,913

Foreign Government Securities	—	38,077	1,330		39,407
Mortgage Pass-Through Securities	—	106,896	—		106,896
Municipal Bonds	—	11,307	—		11,307
Supranational	—	1,637	—		1,637
U.S. Government Agency Securities	—	22,742	—		22,742
U.S. Treasury Obligations	—	383,014	—		383,014
Loan Participations & Assignments
Consumer Discretionary	—	26,582	—		26,582
Consumer Staples	—	134	—		134
Energy	—	994	—		994
Financials	—	9,977	—		9,977
Health Care	—	501	—		501
Industrials	—	6,838	379		7,217

240	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Information Technology	$—	$2,671	$—		$2,671
Materials	—	2,385	—		2,385
Utilities	—	3,164	—		3,164

Total Loan Participations & Assignments	—	53,246	379		53,625

Warrants
Consumer Discretionary	—	1,691	—		1,691
Short-Term Investment
Investment Company	36,667	—	—		36,667

Total Investments in Securities	$48,217	$2,000,318	$11,028		$2,059,563

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$30	$—		$30
Futures Contracts	5	—	—		5
Swaps	—	1,874	—		1,874

Total Appreciation in Other Financial Instruments	$5	$1,904	$—		$1,909

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(23)	$—		$(23)
Futures Contracts	(5)	—	—		(5)
Swaps	—	(64)	—		(64)

Total Depreciation in Other Financial Instruments	$(5)	$(87)	$—		$(92)

Government Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (b)	$104,030	$1,276,962	$—		$1,380,992

High Yield Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$31,301	$—	$5,836		$37,137
Consumer Staples	—	—	—	(a)	— (a)
Financials	23	—	—		23
Industrials	466	—	—		466
Information Technology	1,617	—	3,743		5,360
Materials	32,336	—	1,177		33,513
Telecommunication Services	108	—	—	(a)	108
Utilities	59	—	—		59

Total Common Stocks	65,910	—	10,756		76,666

Preferred Stocks
Consumer Discretionary	—	2,512	553		3,065
Consumer Staples	—	—	—	(a)	— (a)
Financials	—	47,564	—		47,564
Information Technology	—	—	—	(a)	— (a)
Materials	—	—	1,228		1,228

Total Preferred Stocks	—	50,076	1,781		51,857

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	241

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

High Yield Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Debt Securities
Asset-Backed Securities	$—	$105	$6,974		$7,079
Convertible Bonds
Materials	—	1,766	—		1,766
Corporate Bonds
Consumer Discretionary	—	1,998,063	—		1,998,063
Consumer Staples	—	325,746	2,128		327,874
Energy	—	1,050,522	—		1,050,522
Financials	—	952,303	10,062		962,365
Health Care	—	484,591	3,960		488,551
Industrials	—	792,778	—		792,778
Information Technology	—	392,820	2,219		395,039
Materials	—	785,795	8,024		793,819
Telecommunication Services	—	498,347	—		498,347
Utilities	—	401,506	—		401,506

Total Corporate Bonds	—	7,682,471	26,393		7,708,864

Loan Participations & Assignments
Consumer Discretionary	—	554,111	—		554,111
Consumer Staples	—	103,673	—		103,673
Energy	—	25,901	—		25,901
Financials	—	184,305	—		184,305
Health Care	—	27,206	—		27,206
Industrials	—	132,363	3,317		135,680
Information Technology	—	113,118	1,039		114,157
Materials	—	102,491	—		102,491
Telecommunication Services	—	40,698	—		40,698
Utilities	—	98,964	—		98,964

Total Loan Participations & Assignments	—	1,382,830	4,356		1,387,186

Rights
Consumer Discretionary	—	—	—	(a)	—	(a)
Warrants
Consumer Discretionary	—	19,330	—		19,330
Short-Term Investments
Investment Companies	359,095	—	—		359,095

Total Investments in Securities	$425,005	$9,136,578	$50,260		$9,611,843

Appreciation in Other Financial Instruments
Swaps	—	177	—		177

Depreciation in Other Financial Instruments
Unfunded Commitments	—	(430)	—		(430)

242	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

Mortgage-Backed Securities Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$53,613	$7,665	$61,278
Collateralized Mortgage Obligations
Agency CMO	—	1,137,419	—	1,137,419
Non-Agency CMO	—	556,765	15,173	571,938

Total Collateralized Mortgage Obligations	—	1,694,184	15,173	1,709,357

Commercial Mortgage-Backed Securities	—	41,680	—	41,680
Mortgage Pass-Through Securities	—	728,762	—	728,762
U.S. Government Agency Securities	—	9,278	—	9,278
U.S. Treasury Obligations	—	54,300	—	54,300
Short-Term Investment
Investment Company	164,273	—	—	164,273

Total Investments in Securities	$164,273	$2,581,817	$22,838	$2,768,928

Short Duration Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (c)	$86,206	$9,605,712	$—	$9,691,918

Short Term Bond Fund II

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (b)	$426	$75,005	$—	$75,431

Treasury & Agency Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (b)	$3,502	$395,145	$—	$398,647

(a)	Security has zero value.
(b)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for industry specifics of the portfolio holdings.
(c)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash and a money market mutual fund held as an investment of cash collateral for securities on loan. Please refer to the SOIs for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the six months ended August 31, 2011.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	243

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Core Bond Fund	Balance as of 2/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)		Purchases [1]		Sales [2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/11
Investments in Securities
Asset-Backed Securities	$20,798	$—	$(72)	$17		$63,880		$(30,450)	$15,105	$—	$69,278
Collateralized Mortgage Obligations
Agency CMO	13,778	—	—	—		—		—	—	(13,778)	—
Non-Agency CMO	28,884	(4,716)	3,170	43		90,303		(10,710)	—	—	106,974
Corporate Bonds — Financials	1,572	—	13	—	(a)	—		—	—	—	1,585

Total	$65,032	$(4,716)	$3,111	$60		$154,183		$(41,160)	$15,105	$(13,778)	$177,837

Core Plus Bond Fund	Balance as of 2/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)		Purchases [1]		Sales [2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/11
Investments in Securities
Asset-Backed Securities	$4,502	$—	$244	$5		$—		$(1,080)	$—	$—	$3,671
Collateralized Mortgage Obligations
Non-Agency CMO	—	—	(9)	—	(a)	3,286		(102)	—	—	3,175
Common Stocks — Consumer Discretionary	248	—	(16)	—		—		—	—	—	232
Common Stocks — Consumer Staples	30	—	(30)	—		—		—	—	—	—	(b)
Common Stocks — Information Technology	1,688	—	(1,108)	—		—		—	—	—	580
Common Stocks — Materials	—	—	(38)	—		249		—	—	—	211
Common Stocks — Telecommunication Services	—	—	—	—		—	(b)	—	—	—	—	(b)
Corporate Bonds — Consumer Staples	153	—	(20)	—		12		—	—	—	145
Corporate Bonds — Industrials	311	—	(44)	—		—		—	—	(115)	152
Corporate Bonds — Materials	368	—	(273)	—		867		—	—	—	962
Foreign Government Securities	503	—	20	(3)		962		(152)	—	—	1,330
Loan Participations & Assignment — Industrials	—	—	(15)	—	(a)	—		(2)	396	—	379
Loan Participations & Assignment — Information Technology	867	—	—	—		—		—	—	(867)	—
Preferred Stocks — Consumer Staples	56	—	(62)	—		6		—	—	—	—	(b)
Preferred Stocks — Financials	1,784	—	—	—		—		—	—	(1,784)	—
Preferred Stocks — Materials	—	—	—	—		191		—	—	—	191

Total	$10,510	$—	$(1,351)	$2		$5,573		$(1,336)	$396	$(2,766)	$11,028

Government Bond Fund	Balance as of 2/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases [1]	Sales [2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/11
Investments in Securities
Collateralized Mortgage Obligations
Agency CMO	$864	$—	$—	$—	$—	$—	$—	$(864)	$—

Total	$864	$—	$—	$—	$—	$—	$—	$(864)	$—

244	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

High Yield Fund	Balance as of 2/28/11		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases [1]		Sales [2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/11
Investments in Securities
Asset-Backed Securities	$6,960		$—	$115	$23	$—		$(124)	$—	$—	$6,974
Common Stocks — Consumer Discretionary	3,666		—	2,170	—	—		—	—	—	5,836
Common Stocks — Consumer Staples	439		—	(439)	—	—		—	—	—	—	(b)
Common Stocks — Information Technology	10,896		—	(7,153)	—	—		—	—	—	3,743
Common Stocks — Materials	—		—	(212)	—	1,389		—	—	—	1,177
Common Stocks — Telecommunication Services	—		—	—	—	—	(b)	—	—	—	—	(b)
Corporate Bonds — Consumer Discretionary	2,735		—	—	—	—		—	—	(2,735)	—
Corporate Bonds — Consumer Staples	2,246		—	(290)	—	172		—	—	—	2,128
Corporate Bonds — Financials	17,696		—	(602)	4	10,660		—	—	(17,696)	10,062
Corporate Bonds — Health Care	4,662		—	(1,497)	(1)	796		—	—	—	3,960
Corporate Bonds — Industrials	1,650		—	(191)	—	—		—	—	(1,459)	—
Corporate Bonds — Information Technology	2,194		—	25	—	—		—	—	—	2,219
Corporate Bonds — Materials	3,054		—	(2,262)	—	7,232		—	—	—	8,024
Loan Participations & Assignment — Financials	3,773		91	436	(4)	910		(5,206)	—	—	—
Loan Participations & Assignment — Industrials	—		—	(129)	5	—		(17)	3,458	—	3,317
Loan Participations & Assignment — Information Technology	3,490		—	(86)	3	—		(178)	—	(2,190)	1,039
Loan Participations & Assignment — Materials	13,717		—	—	—	618		(6,425)	—	(7,910)	—
Preferred Stocks — Consumer Discretionary	618		—	(65)	—	—		—	—	—	553
Preferred Stocks — Consumer Staples	817		—	(898)	—	81		—	—	—	—	(b)
Preferred Stocks — Financials	14,335		—	—	—	—		—	—	(14,335)	—
Preferred Stocks — Information Technology	—	(b)	—	—	—	—		—	—	—	—	(b)
Preferred Stocks — Materials	—		—	—	—	1,228		—	—	—	1,228
Rights — Consumer Discretionary	—	(b)	—	—	—	—		—	—	—	—	(b)

Total	$92,948		$91	$(11,078)	$30	$23,086		$(11,950)	$3,458	$(46,325)	$50,260

Unfunded Commitments
Loan Participations & Assignment — Materials	$—	(b)	$—	$—	$—	$—		$—	$—	$— (b)	$—

Total	$—	(b)	$—	$—	$—	$—		$—	$—	$— (b)	$—

Mortgage-Backed Securites Fund	Balance as of 2/28/11		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases [1]		Sales [2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/11
Investments in Securities
Asset-Backed Securities	$3,327		$—	$(14)	$3	$8,381		$(4,032)	$—	$—	$7,665
Collateralized Mortgage Obligations
Non-Agency CMO	6,113		(1,474)	1,050	7	13,796		(1,563)	—	(2,756)	15,173

Total	$9,440		$(1,474)	$1,036	$10	$22,177		$(5,595)	$—	$(2,756)	$22,838

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(a)	Amount rounds to less than $1,000.
(b)	Security has zero value.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	245

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

Transfers into, or out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at August 31, 2011, which were valued using significant unobservable inputs (Level 3) was as follows (amounts in thousands):

Core Bond Fund	$(516)
Core Plus Bond Fund	(1,262)
High Yield Fund	(9,985)
Mortgage-Backed Securities Fund	(105)

These amounts are included in Change in net unrealized appreciation (depreciation) of investments in non-affiliates on the Statements of Operations and Statements of Changes in Net Assets.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The following is the value and percentage of net assets of illiquid securities as of August 31, 2011 (amounts in thousands):

	Value	Percentage
Core Bond Fund	$177,837	0.8%
Core Plus Bond Fund	11,028	0.5
High Yield Fund	50,260	0.5
Mortgage-Backed Securities Fund	22,838	0.8

C. Derivatives — Core Plus Bond Fund and High Yield Fund use instruments including futures, foreign currency contracts, options, swaps and other derivatives, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Core Plus Bond Fund and High Yield Fund also use derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivatives’ counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities.

Notes C.(1). — C.(3). below describe the various derivatives used by the Funds.

(1). Futures — Core Plus Bond Fund uses treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. Core Plus Bond Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of futures contracts. Securities deposited as initial margin are designated in the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

246	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

(2). Swaps — Core Plus Bond Fund and High Yield Fund engage in various swap transactions, including credit default swaps, to manage credit risks within their respective portfolios. The Funds also use swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows or assets, at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

Core Plus Bond Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.G.) and is reported on the Statements of Assets and Liabilities as Investments in affiliates — restricted. Collateral received by the Fund is held in escrow in segregated accounts maintained by JPMCB, which provides collateral management services to the Funds (See Note 3.F.). These amounts are not reflected on the Fund’s Statements of Assets and Liabilities and are disclosed in the table below.

The Core Plus Bond Fund’s swap contracts and collateral posted or received by counterparty as of August 31, 2011 is as follows (amounts in thousands):

Fund		Counterparty	Value of swap contracts	Collateral amount
Core Plus Bond Fund	Collateral Received
		Credit Suisse International	$343	$(541)
		Morgan Stanley Capital Services	343	(540)

Credit Default Swaps

Core Plus Bond Fund and High Yield Fund enter into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represent some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected in the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

(3). Forward Foreign Currency Exchange Contracts

Core Plus Bond Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	247

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(4). Summary of Derivatives Information

The following tables present the value of derivatives held as of August 31, 2011, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Core Plus Bond Fund

Derivative Contract	Statement of Assets and Liabilities Location
Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Swaps
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$5	$—	$—
Foreign exchange contracts	Receivables	—	30	—
Credit contracts	Receivables	—	—	686

Total		$5	$30	$686

Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(5)	$—	$—
Foreign Exchange contracts	Payables	—	(23)	—
Credit contracts	Payables	—	—	(205)

Total		$(5)	$(23)	$(205)

High Yield Fund

Derivative Contract	Statement of Assets and Liabilities Location
Liabilities:		Swaps
Credit contracts	Payables	$(138)

Total		$(138)

(a)	This amount represents the cumulative appreciation/depreciation of futures contracts as reported in the SOIs. The Statements of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers.

The following tables present the effect of derivatives on the Statements of Operations for the six months ended August 31, 2011, by primary underlying risk exposure (amounts in thousands):

Core Plus Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$138	$—	$—	$138
Foreign exchange contracts	—	23	—	23
Credit contracts	—	—	(338)	(338)

Total	$138	$23	$(338)	$(177)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(1)	$—	$—	$(1)
Foreign exchange contracts	—	(13)	—	(13)
Credit contracts	—	—	1,861	1,861

Total	$(1)	$(13)	$1,861	$1,847

248	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

High Yield Fund

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivative Contract	Swaps	Total
Credit contracts	$177	$177

Total	$177	$177

The Funds’ derivatives contracts held at August 31, 2011 are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

Derivatives Volume

The table below discloses the volume of the Funds’ futures, foreign currency contract and swap activities during the six months ended August 31, 2011 (amounts in thousands). Please refer to the tables in the Summary of Derivatives Information for derivatives-related gains and losses associated with volume activity.

	Core Plus Bond Fund		High Yield Fund
Futures Contracts:
Average Notional Balance Long	$2,677		$—
Average Notional Balance Short	474		—
Ending Notional Balance Long	4,511		—
Ending Notional Balance Short	1,197		—

Forward Foreign Currency Exchange Contracts
Average Settlement Value Purchased	1,219		—
Average Settlement Value Sold	1,546		—
Ending Settlement Value Purchased	1,087		—
Ending Settlement Value Sold	1,535		—

Credit Default Swaps:
Average Notional Balance — Buy Protection	31,750	*	—
Average Notional Balance — Sell Protection	1,000		5,000	**
Ending Notional Balance — Buy Protection	28,000		—
Ending Notional Balance — Sell Protection	1,000		5,000

*	Average for the period May 1, 2011 through August 31, 2011
**	Average for the period August 1, 2011 through August 31, 2011

D. Loan Participations and Assignments — Core Plus Bond Fund and High Yield Fund invest in loan participations and assignments of all or a portion of the loans. When the Funds purchase a loan participation, the Funds typically enter into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. In contrast, the Funds have direct rights against the borrower on a loan when it purchases an assignment; provided, however, that the Funds’ rights may be more limited than the lender from which it acquired the assignment and the Funds may be able to enforce their rights only through an administrative agent. As a result, the Funds assume the credit risk of the Borrower and the Selling Participant and any other persons interpositioned between the Funds and the Borrower (“Intermediate Participants”). Although certain loan assignments or participations are secured by collateral, the Funds could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. In addition, loan assignments and participations are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan assignments and participations and certain loan assignments and participations which were liquid, when purchased, may become illiquid.

E. Unfunded Commitments — Core Plus Bond Fund and High Yield Fund may enter into commitments to buy and sell investments including commitments to buy loan assignments and participations to settle on future dates as part of their normal investment activities. Unfunded commitments are generally traded and priced as part of a related loan participation or assignment (Note 2.D.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported in the Statements of Assets and Liabilities. The Funds segregate security positions such that sufficient liquid assets will be available for the commitments on a future date. Credit risks exist on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	249

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

At August 31, 2011, the High Yield Fund had the following unfunded loan commitments which could be extended at the option of the borrower (amounts in thousands):

High Yield Fund

	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Commitment
Security Description					Amount	Value
Reynolds Group Holdings, Inc.	Term Loan C	8/9/18	5.250%	5.250%	$13,340	$12,910

F. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statements of Operations.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, purchase of foreign currency in certain countries (such as Brazil) that impose a tax on such purchases, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

G. Securities Lending — Each Fund (except Short Term Bond Fund II) may lend securities to brokers, approved by J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), in order to generate additional income. JPMorgan Chase Bank N.A. (“JPMCB”), an affiliate of the Funds, serves as lending agent for the Funds pursuant to an Amended and Restated Securities Lending Agreement effective February 9, 2010 (“JPMCB Securities Lending Agreement”). Securities loaned are collateralized by cash, which is invested in Capital Shares of the JPMorgan Prime Money Market Fund. Upon termination of a loan, the Funds are required to return to the borrower the posted cash collateral. Loans are subject to termination by the Funds or the borrower at any time.

Securities lending income is comprised of income earned on cash collateral investments (“Collateral Investments”), net of a rebate received from or paid to borrowers for use of cash collateral and lending agent fees. This amount is recorded as Income from securities lending (net) on the Statements of Operations. The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

For the six months ended August 31, 2011, the Funds earned the following amounts from the investment of cash collateral, prior to rebates or fees, from an investment in an affiliated fund as described below (amounts in thousands):

High Yield Fund	$1
Short Duration Bond Fund	1

At the inception of a loan, securities are exchanged for cash collateral equal to at least 102% of the value of loaned U.S. dollar-denominated securities, plus accrued interest, and 105% of the value of loaned non-dollar-denominated securities, plus accrued interest. The JPMCB Securities Lending Agreement requires that the loaned securities be marked to market on a daily basis and additional cash collateral is requested from borrowers when the cash received from borrowers becomes less than 102% and 105% of the value of loaned U.S. dollar-denominated and non-dollar denominated securities, respectively, subject to certain de minimis guidelines.

The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of Collateral Investments are disclosed in the SOIs. At August 31, 2011, the value of outstanding securities on loan and the value of Collateral Investments were as follows (amount in thousands):

	Value of Securities on Loan	Cash Collateral Posted by Borrower	Total Value of Collateral Instruments
Short Duration Bond Fund	$2,099	$2,141	$2,141

High Yield Fund did not have any securities out on loan at August 31, 2011.

The Funds bear the risk of loss associated with the Collateral Investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the Collateral Investments declines below the amount owed to a borrower, a Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, a Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Advisor does not believe that it is prudent to sell the Collateral Investments to fund the payment of this liability.

250	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, JPMCB has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

The Advisor waived fees associated with the Funds’ investment in JPMorgan Prime Money Market Fund as follows (amounts in thousands):

High Yield Fund	$1
Short Duration Bond Fund	1

These amounts offset the administration fees and shareholder servicing fees incurred by JPMorgan Prime Money Market Fund related to the Funds’ investment in such fund. A portion of the waiver is voluntary.

Under the JPMCB Securities Lending Agreement, JPMCB is entitled to a fee, paid monthly in arrears equal to: (i) 0.03% of the average dollar value of the loans of U.S. dollar-denominated securities outstanding during a given month; and (ii) 0.09% of the average dollar value of loans of non-dollar denominated securities outstanding during a given month.

The Funds incurred lending agent fees to JPMCB as follows for the six months ended August 31, 2011 (amounts in thousands):

Lending Agent Fee Incurred
High Yield Fund	$—	(a)
Short Duration Bond Fund	—	(a)

(a)	Amount rounds to less than $1,000.

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

Purchases of to be announced (“TBA”), when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their TBA, when-issued or delayed delivery purchase commitments.

I. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to its Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

J. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

K. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

L. Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

M. Equalization — Short Term Bond Fund II uses the accounting practice known as equalization by which a portion of the proceeds from sales and costs of redemptions of Fund shares of beneficial interest equivalent, on a per-share basis, to the amount of undistributed net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of Fund shares.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	251

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

N. Redemption Fees — Prior to May 2, 2011, shares of the High Yield Fund held for less than 60 days were generally subject to a redemption fee of 2.00%, based on the redeemed share’s market value. Redemption fees were paid directly to the High Yield Fund and were credited to paid in capital. Effective May 2, 2011, shares of the High Yield Fund were no longer subject to a redemption fee regardless of how long such shares have been held.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, JPMIM acts as the investment advisor to the Funds. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). JPMIM supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is as follows:

Core Bond Fund	0.30%
Core Plus Bond Fund	0.30
Government Bond Fund	0.30
High Yield Fund	0.65
Mortgage-Backed Securities Fund	0.35
Short Duration Bond Fund	0.25
Short Term Bond Fund II	0.25
Treasury & Agency Fund	0.30

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.G.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2011, the annualized effective rate was 0.09% of each Fund’s average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.G.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class B, Class C, Class M and Class R2 Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

Class A	Class B	Class C	Class M	Class R2
0.25%	0.75%	0.75%	0.35%	0.50%

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A and Class M Shares and the CDSC from redemptions of Class B and Class C Shares (except for Class C Shares of the Short Duration Bond Fund) and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2011, the Distributor retained the following (amounts in thousands):

	Front-end Sales Charge
Core Bond Fund	$472
Core Plus Bond Fund	153
Government Bond Fund	32
High Yield Fund	116
Mortgage-Backed Securities Fund	25
Short Duration Bond Fund	7
Short Term Bond Fund II	—	(a)
Treasury & Agency Fund	2

(a)	Amount rounds to less than $1,000.

252	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class M	Class R2	Class R5	Institutional Class	Select Class
Core Bond Fund	0.25%	0.25%	0.25%	n/a	0.25%	0.05%	n/a	0.25%
Core Plus Bond Fund	0.25	0.25	0.25	n/a	0.25	n/a	0.10%	0.25
Government Bond Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.25
High Yield Fund	0.25	0.25	0.25	n/a	0.25	0.05	n/a	0.25
Mortgage-Backed Securities Fund	0.25	n/a	n/a	n/a	n/a	n/a	n/a	0.25
Short Duration Bond Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.25
Short Term Bond Fund II	0.25	n/a	n/a	0.25%	n/a	n/a	n/a	0.25
Treasury & Agency Fund	0.25	0.25	n/a	n/a	n/a	n/a	n/a	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.G.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

F. Collateral Management Fees — JPMCB provides derivatives collateral management services for the Core Plus Bond Fund. The amounts paid directly to JPMCB by the Fund for these services are included in Collateral Management fees on the Statement of Operations.

G. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class M	Class R2	Class R5	Class R6	Institutional Class	Select Class
Core Bond Fund	0.75%	1.40%	1.40%	n/a	1.00%	0.45%	0.40%	n/a	0.58%
Core Plus Bond Fund	0.75	1.40	1.40	n/a	1.15	n/a	0.40	0.49%	0.65
Government Bond Fund	0.75	1.48	1.48	n/a	1.00	n/a	n/a	n/a	0.48
High Yield Fund	1.15	1.80	1.80	n/a	1.40	0.86	0.81	n/a	0.90
Mortgage-Backed Securities Fund	0.65	n/a	n/a	n/a	n/a	n/a	0.25	n/a	0.40
Short Duration Bond Fund	0.80	1.30	1.30	n/a	n/a	n/a	0.30	n/a	0.55
Short Term Bond Fund II	0.75	n/a	n/a	1.00%	n/a	n/a	n/a	n/a	0.50
Treasury & Agency Fund	0.70	1.20	n/a	n/a	n/a	n/a	n/a	n/a	0.45

Prior to July 1, 2011 the contractual expense limitation for Core Plus Bond Fund was 1.17% for Class R2 Shares.

Prior to July 1, 2011 the contractual expense limitation for Government Bond Fund was 0.55% for Select Class Shares.

Except as noted above, the contractual expense limitation agreements were in effect for the six months ended August 31, 2011. The contractual expense limitation percentages in the table above are in place until at least June 30, 2012. In addition, the Government Bond Fund’s service providers have voluntarily waived fees during the six months ended August 31, 2011. However, the Government Bond Fund’s service providers are under no obligation to do so and may discontinue such waivers at any time.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	253

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

For the six months ended August 31, 2011, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total
Core Bond Fund	$7,312	$—	$7,382	$14,694
Core Plus Bond Fund	224	403	257	884
Government Bond Fund	—	216	1,357	1,573
High Yield Fund	—	423	6,906	7,329
Mortgage-Backed Securities Fund	2,479	283	456	3,218
Short Duration Bond Fund	2,430	662	—	3,092
Short Term Bond Fund II	59	—	47	106
Treasury & Agency Fund	—	3	537	540

	Voluntary Waivers
	Administration	Shareholder Servicing	Total
Government Bond Fund	$83	$78	$161

Additionally, the Funds may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Distributor as shareholder servicing agent waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of these waivers resulting from investments in the money market funds for the six months ended August 31, 2011 were as follows (excluding the reimbursement disclosed in Note 2.G. regarding cash collateral for securities lending invested in the JPMorgan Prime Money Market Fund) (amounts in thousands):

Core Bond Fund	$591
Core Plus Bond Fund	103
Government Bond Fund	38
High Yield Fund	337
Mortgage-Backed Securities Fund	72
Short Duration Bond Fund	208
Short Term Bond Fund II	1
Treasury & Agency Fund	5

H. Other — Certain officers of the Trusts are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officers’ fees in the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2011, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker/dealers. For the six months ended August 31, 2011, the Core Plus Bond Fund incurred $300 in brokerage commissions with brokers/dealers affiliated with the Advisor.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

254	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

4. Investment Transactions

During the six months ended August 31, 2011, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Fund	$3,023,295	$1,322,383	$622,430	$696,877
Core Plus Bond Fund	323,486	231,280	24,073	30,320
Government Bond Fund	6,442	65,167	—	70,016
High Yield Fund	2,853,685	2,174,690	—	—
Mortgage-Backed Securities Fund	618,780	222,704	6,049	11,930
Short Duration Bond Fund	1,224,812	1,250,494	834,715	1,187,164
Short Term Bond Fund II	4,914	7,330	6,692	12,640
Treasury & Agency Fund	—	20,546	92,216	145,655

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at August 31, 2011, were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Fund	$20,362,439	$1,353,801	$107,325	$1,246,476
Core Plus Bond Fund	1,983,084	127,611	51,132	76,479
Government Bond Fund	1,215,936	167,828	2,772	165,056
High Yield Fund	9,730,374	353,588	472,119	(118,531)
Mortgage-Backed Securities Fund	2,639,382	156,290	26,744	129,546
Short Duration Bond Fund	9,523,995	192,886	24,963	167,923
Short Term Bond Fund II	74,125	1,477	171	1,306
Treasury & Agency Fund	386,553	12,094	—	12,094

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011, may get carried forward indefinitely, and retain their character as short-term and/or long term losses. Prior to the Act, pre-enactment net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses are used before pre-enactment net capital losses.

6. Borrowings

The Funds rely upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 15, 2011.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2011, or at any time during the six months then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	255

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

One or more affiliates of the Advisor have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Funds’ assets for High Yield Fund, Short Duration Fund and Treasury & Agency Fund.

In addition J.P. Morgan Investor Funds, which are affiliated funds and funds of funds, own, in the aggregate more than 10% of the net assets of the Funds as follows:

J.P. Morgan Investor Funds
Core Plus Bond Fund	44.95%
Government Bond Fund	21.82

Additionally, Core Bond Fund and Short Term Bond Fund II each have a shareholder, which is an account maintained by a financial intermediary on behalf of its clients, that owns a significant portion of the Funds’ outstanding shares.

Significant shareholder transactions, if any, may impact the Funds’ performance.

The High Yield Fund and to a lesser extent, the Core Plus Bond Fund invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. The High Yield Fund invests at least 80% of its net assets plus the amount of borrowings for investment purposes in such investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap and option contracts, credit linked notes and TBA securities.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass through securities and commercial mortgage backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

A significant portion of the Funds’ (except High Yield Fund and Treasury & Agency Fund) investments are comprised of asset-backed or mortgage related securities, including securities backed by sub-prime mortgages.

The Funds are subject to the risk that should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

The Core Plus Bond Fund and High Yield Fund are party to various derivative contracts governed by International Swaps and Derivatives Association Master Agreements (ISDA agreements). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against the counterparties (e.g. decline in a counterparty’s credit rating below a specified level). Such rights often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Funds.

8. Legal Matters

Prior to becoming an affiliate of JPMorgan, on June 29, 2004, Banc One Investment Advisors Corporation (“BOIA”) subsequently known as JPMorgan Investment Advisors Inc. (“JPMIA”), entered into agreements with the SEC (the “SEC Order”) and the New York Attorney General (“NYAG settlement”) in resolution of investigations into market timing of certain One Group mutual funds advised by BOIA. JPMIA was investment advisor to certain of the Funds until January 1, 2010. Effective January 1, 2010, JPMIA transferred its investment advisory business to JPMIM and JPMIM became investment advisor to such Funds. Under the terms of the SEC Order and the NYAG settlement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which has been distributed to certain current and former shareholders of certain funds. Pursuant to the NYAG settlement, BOIA reduced its management fee for certain funds in the aggregate amount of approximately $8 million annually (based on assets under management as of June 30, 2004) over a five year period from September 27, 2004 through September 27, 2009.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland. The plaintiffs filed consolidated amended complaints, naming as defendants, BOIA, Bank One Corporation and JPMorgan, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees.

256	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

As of June 14, 2006, all claims against One Group Mutual Funds and current and former trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates were also dismissed. On October 25, 2010, the court approved a settlement resolving all remaining claims in the litigation in Maryland.

The Funds will be reimbursed for all costs associated with these matters to ensure that they incur no expense as it relates to the matters described above. A portion of these reimbursements may be from related parties.

As noted above, the NYAG settlement required BOIA to establish reduced “net management fee rates” for certain Funds (“Reduced Rate Funds”). “Net Management Fee Rates” means the percentage fee rates specified in contracts between BOIA and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by BOIA and its affiliates, in effect as of June 30, 2004. The settlement agreement required that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that BOIA and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates were referred to as “Reduced Rates.” The Reduced Rates were implemented on September 27, 2004 and remained in place through September 27, 2009. Thus, the Reduced Rates are no longer in effect.

9. Transfers-In-Kind

During the year ended February 28, 2011, certain shareholders of Short Duration Bond Fund purchased Class R6 Shares and the Short Duration Bond Fund received portfolio securities primarily by means of a subscription-in-kind for Class R6 Shares of the Short Duration Bond Fund. Cash and portfolio securities were transferred as of the close of business on the date and at the market value listed below (amounts in thousands):

	Date	Value	Type
Short Duration Bond Fund	07/28/10	$11,698	Subscription in-kind

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	257

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, March 1, 2011, and continued to hold your shares at the end of the reporting period, August 31, 2011.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2011	Ending Account Value, August 31, 2011	Expenses Paid During, March 1, 2011 to August 31, 2011*	Annualized Expense Ratio
Core Bond Fund
Class A
Actual	$1,000.00	$1,049.80	$3.86	0.75%
Hypothetical	1,000.00	1,021.37	3.81	0.75
Class B
Actual	1,000.00	1,046.30	7.20	1.40
Hypothetical	1,000.00	1,018.10	7.10	1.40
Class C
Actual	1,000.00	1,046.90	7.20	1.40
Hypothetical	1,000.00	1,018.10	7.10	1.40
Class R2
Actual	1,000.00	1,048.50	5.15	1.00
Hypothetical	1,000.00	1,020.11	5.08	1.00
Class R5
Actual	1,000.00	1,051.40	2.32	0.45
Hypothetical	1,000.00	1,022.87	2.29	0.45
Class R6
Actual	1,000.00	1,051.60	2.06	0.40
Hypothetical	1,000.00	1,023.13	2.03	0.40
Select Class
Actual	1,000.00	1,050.70	2.99	0.58
Hypothetical	1,000.00	1,022.22	2.95	0.58

Core Plus Bond Fund
Class A
Actual	1,000.00	1,029.20	3.77	0.74
Hypothetical	1,000.00	1,021.42	3.76	0.74

258	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Beginning Account Value, March 1, 2011	Ending Account Value, August 31, 2011	Expenses Paid During, March 1, 2011 to August 31, 2011*	Annualized Expense Ratio
Core Plus Bond Fund (continued)
Class B
Actual	$1,000.00	$1,024.30	$7.07	1.39%
Hypothetical	1,000.00	1,018.15	7.05	1.39
Class C
Actual	1,000.00	1,024.40	7.07	1.39
Hypothetical	1,000.00	1,018.15	7.05	1.39
Class R2
Actual	1,000.00	1,026.10	5.81	1.14
Hypothetical	1,000.00	1,019.41	5.79	1.14
Class R6
Actual	1,000.00	1,030.90	1.99	0.39
Hypothetical	1,000.00	1,023.18	1.98	0.39
Institutional Class
Actual	1,000.00	1,029.30	2.45	0.48
Hypothetical	1,000.00	1,022.72	2.44	0.48
Select Class
Actual	1,000.00	1,029.60	3.27	0.64
Hypothetical	1,000.00	1,021.92	3.25	0.64

Government Bond Fund
Class A
Actual	1,000.00	1,081.10	3.92	0.75
Hypothetical	1,000.00	1,021.37	3.81	0.75
Class B
Actual	1,000.00	1,078.10	7.73	1.48
Hypothetical	1,000.00	1,017.70	7.51	1.48
Class C
Actual	1,000.00	1,077.20	7.73	1.48
Hypothetical	1,000.00	1,017.70	7.51	1.48
Class R2
Actual	1,000.00	1,080.70	5.23	1.00
Hypothetical	1,000.00	1,020.11	5.08	1.00
Select Class
Actual	1,000.00	1,083.50	2.51	0.48
Hypothetical	1,000.00	1,022.72	2.44	0.48

High Yield Fund
Class A
Actual	1,000.00	964.20	5.68	1.15
Hypothetical	1,000.00	1,019.36	5.84	1.15
Class B
Actual	1,000.00	960.10	8.87	1.80
Hypothetical	1,000.00	1,016.09	9.12	1.80
Class C
Actual	1,000.00	959.90	8.87	1.80
Hypothetical	1,000.00	1,016.09	9.12	1.80
Class R2
Actual	1,000.00	963.10	6.91	1.40
Hypothetical	1,000.00	1,018.10	7.10	1.40
Class R5
Actual	1,000.00	965.70	4.25	0.86
Hypothetical	1,000.00	1,020.81	4.37	0.86
Class R6
Actual	1,000.00	966.00	4.00	0.81
Hypothetical	1,000.00	1,021.06	4.12	0.81

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	259

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value, March 1, 2011	Ending Account Value, August 31, 2011	Expenses Paid During, March 1, 2011 to August 31, 2011*	Annualized Expense Ratio
High Yield Fund (continued)
Select Class
Actual	$1,000.00	$964.30	$4.44	0.90%
Hypothetical	1,000.00	1,020.61	4.57	0.90

Mortgage-Backed Securities Fund
Class A
Actual	1,000.00	1,037.60	3.33	0.65
Hypothetical	1,000.00	1,021.87	3.30	0.65
Class R6
Actual	1,000.00	1,039.50	1.23	0.24
Hypothetical	1,000.00	1,023.93	1.22	0.24
Select Class
Actual	1,000.00	1,038.80	2.00	0.39
Hypothetical	1,000.00	1,023.18	1.98	0.39

Short Duration Bond Fund
Class A
Actual	1,000.00	1,012.70	4.05	0.80
Hypothetical	1,000.00	1,021.11	4.06	0.80
Class B
Actual	1,000.00	1,010.00	6.57	1.30
Hypothetical	1,000.00	1,018.60	6.60	1.30
Class C
Actual	1,000.00	1,009.90	6.57	1.30
Hypothetical	1,000.00	1,018.60	6.60	1.30
Class R6
Actual	1,000.00	1,014.40	1.52	0.30
Hypothetical	1,000.00	1,023.63	1.53	0.30
Select Class
Actual	1,000.00	1,013.90	2.78	0.55
Hypothetical	1,000.00	1,022.37	2.80	0.55

Short Term Bond Fund II
Class A
Actual	1,000.00	1,010.10	3.79	0.75
Hypothetical	1,000.00	1,021.37	3.81	0.75
Class M
Actual	1,000.00	1,010.00	5.05	1.00
Hypothetical	1,000.00	1,020.11	5.08	1.00
Select Class
Actual	1,000.00	1,012.60	2.53	0.50
Hypothetical	1,000.00	1,022.62	2.54	0.50

Treasury & Agency Fund
Class A
Actual	1,000.00	1,018.80	3.55	0.70
Hypothetical	1,000.00	1,021.62	3.56	0.70
Class B
Actual	1,000.00	1,016.40	6.08	1.20
Hypothetical	1,000.00	1,019.10	6.09	1.20
Select Class
Actual	1,000.00	1,020.00	2.28	0.45
Hypothetical	1,000.00	1,022.87	2.29	0.45

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

260	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment subcommittees (money market and alternative products, equity, and fixed income) also meet for the specific purpose of considering advisory contract annual renewals. The Board of Trustees held meetings in person in June and August 2011, at which the Trustees considered the continuation of each of the investment advisory agreements for the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment subcommittees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment subcommittee reported to the full Board, which then considered the investment subcommittee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 25, 2011.

The Trustees, as part of their review of the investment advisory arrangements for the Funds, considered and reviewed performance and other information received from the Advisor on a regular basis over the course of the year, as well as information specifically prepared for their annual review. This information includes the Funds’ performance compared to the performance of the Funds’ peers and benchmarks and analyses by the Advisor of the Funds’ performance. In addition, the Trustees have engaged an independent consultant to report on the performance of each of the Funds at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Funds’ expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Advisor, including, with respect to certain Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The independent consultant also provided additional analyses of the performance of the Funds in connection with the Board’s review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreement with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approvals in executive sessions with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Advisor from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Advisor and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees also reviewed information relating to the Advisor’s risk governance model and reports showing the Advisor’s ongoing compliance processes and structures. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Funds gained from their experience as Trustees of the Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Advisor.

Costs of Services Provided and Profitability to the Advisor and its Affiliates

The Trustees received and considered information regarding the profitability to the Advisor and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor of each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. The Board considered that the Advisor does not currently use third-party soft dollar arrangements with respect to securities transactions it executes for these Funds.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Advisor, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, securities lending, and other related services. The Trustees also considered that the Funds are not currently engaged in securities lending.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints. The

Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of money market assets or non-money market fund assets excluding funds-of-funds, as applicable, advised by the Advisor, and that the Funds would benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Funds’ Senior/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Core Bond Fund, Core Plus Bond Fund, Government Bond Fund, High Yield Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund, and Treasury & Agency Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Short Term Bond Fund II had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Advisor for investment management styles substantially similar to that of each Fund. The Trustees also considered the complexity of investment management for the Funds relative to the Advisor’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-, three- and five-year periods. The

262	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor and the independent consultant and also considered the special analysis that was done by the independent consultant. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Core Bond Fund’s performance was in the first quintile for both Class A and Select Class shares for each of the one-, three-, and five-year periods ended December 31, 2010, respectively. The Trustees also noted that the independent consultant indicated that the Fund’s overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the Core Plus Bond Fund’s performance was in the first, second and second quintiles for Class A and in the first, first and second quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2010, respectively, and that the independent consultant indicated that overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the Government Bond Fund’s performance was in the second, second and first quintiles for Class A and in the second, first and first quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2010, respectively, and that the independent consultant indicated that overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the High Yield Fund’s performance was in the second, first and first quintiles for both Class A and Select Class shares for the one-, three-, and five-year periods ended December 31, 2010, respectively, and that the independent consultant indicated that the overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the Mortgage-Backed Securities Fund’s performance was in the second, first and first quintiles for both Class A and Select Class shares for the one-, three-, and five-year periods ended December 31, 2010, respectively, and that the independent consultant indicated that overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the Short Duration Bond Fund’s performance was in the second quintile for each period for Class A shares and in the second, second and first quintiles for the Select Class shares for the one-, three-, and five-year periods ended December 31, 2010, respectively. The Trustees also noted that the independent consultant indicated that the Fund’s overall performance was satisfactory. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the Short Term Bond Fund II’s performance was in the third, fifth and fifth quintiles for both Class A and Select Class shares for the one-, three-, and five-year periods ended December 31, 2010, respectively, and that the independent consultant indicated that the overall performance needed enhancement. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and concluded that they were satisfied with the Advisor’s analysis of the Fund’s performance. However, they requested the Fund’s Advisor provide additional Fund performance information to be reviewed with members of the fixed income subcommittee at each of their regular meetings over the course of the next year.

The Trustees noted that the Treasury & Agency Fund’s performance was in the third quintile for Class A shares and in the second quintile for the Select Class shares for the one-, three-, and five-year periods ended December 31, 2010, respectively, and that the independent consultant indicated that the overall performance was satisfactory. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and based upon this discussion and other factors, concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in

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(Unaudited) (continued)

place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determination as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Core Bond Fund’s net advisory fee for Class A and Select Class shares was in the first and second quintiles, respectively, and that the actual total expenses for Class A and Select shares were in the first and second quintiles, respectively, of their Universe Group. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Core Plus Bond Fund’s net advisory fee for both Class A and Select Class shares was in the second quintile, and that the actual total expenses for Class A and Select Class shares were in the first and third quintiles, respectively, of their Universe Group. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Government Bond Fund’s net advisory fee for Class A and Select Class shares was in the first and second quintiles, respectively, and that the actual total expenses for both Class A and Select Class shares were in the first quintile of their respective Universe Group. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the High Yield Fund’s net advisory fee for both Class A and Select Class shares was in the fifth quintile and that the actual total expenses for Class A and Select shares were in the fourth quintile, respectively, of their Universe Group. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Mortgage-Backed Securities Fund’s net advisory fee and actual total expenses for Class A and Select Class shares were in the first quintile of their respective Universe Group. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Short Duration Bond Fund’s net advisory fee for Class A and Select Class shares was in the second quintile and that the actual total expenses for both Class A and Select Class shares were in the second and third quintiles, respectively, of their Universe Group. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Short Term Bond Fund II’s net advisory fee for Class A and Select Class shares was in the first quintile and that the actual total expenses for Class A and Select Class shares were in the first and second quintiles, respectively, of their Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Treasury & Agency Fund’s net advisory fee and the actual total expenses for both Class A and Select Class shares were in the third and first quintiles, respectively, of their Universe Group. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

264	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2011 All rights reserved. August 2011.	SAN-INC2-811

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semiannual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semiannual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semiannual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semiannual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Group

By:	/s/ PATRICIA A. MALESKI
Patricia A. Maleski
President and Principal Executive Officer
November 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ PATRICIA A. MALESKI
Patricia A. Maleski
President and Principal Executive Officer
November 7, 2011

By:	/S/ JOY C. DOWD
Joy C. Dowd
Treasurer and Principal Financial Officer
November 7, 2011